================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7436

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,

              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 - April 30, 2012

================================================================================

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                             [LOGO] DIMENSIONAL

SEMI-ANNUAL REPORT

six months ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

/s/ David G. Booth
David G. Booth
Chairman and Co-Chief Executive Officer

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses............................................   3
   Disclosure of Portfolio Holdings.......................................   8
   Schedules of Investments/Summary Schedules of Portfolio Holdings.......
       Enhanced U.S. Large Company Portfolio..............................  11
       U.S. Large Cap Value Portfolio.....................................  15
       U.S. Targeted Value Portfolio......................................  16
       U.S. Small Cap Value Portfolio.....................................  19
       U.S. Core Equity 1 Portfolio.......................................  22
       U.S. Core Equity 2 Portfolio.......................................  25
       U.S. Vector Equity Portfolio.......................................  28
       U.S. Small Cap Portfolio...........................................  31
       U.S. Micro Cap Portfolio...........................................  34
       DFA Real Estate Securities Portfolio...............................  37
       Large Cap International Portfolio..................................  39
       International Core Equity Portfolio................................  43
       International Small Company Portfolio..............................  48
       Japanese Small Company Portfolio...................................  49
       Asia Pacific Small Company Portfolio...............................  49
       United Kingdom Small Company Portfolio.............................  50
       Continental Small Company Portfolio................................  50
       DFA International Real Estate Securities Portfolio.................  51
       DFA Global Real Estate Securities Portfolio........................  54
       DFA International Small Cap Value Portfolio........................  55
       International Vector Equity Portfolio..............................  59
       World ex U.S. Value Portfolio......................................  64
       Selectively Hedged Global Equity Portfolio.........................  65
       Emerging Markets Portfolio.........................................  66
       Emerging Markets Small Cap Portfolio...............................  66
       Emerging Markets Value Portfolio...................................  67
       Emerging Markets Core Equity Portfolio.............................  68
   Statements of Assets and Liabilities...................................  72
   Statements of Operations...............................................  79
   Statements of Changes in Net Assets....................................  86
   Financial Highlights...................................................  95
   Notes to Financial Statements.......................................... 112

TABLE OF CONTENTS
CONTINUED


                                                                           PAGE
                                                                           ----
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Consolidated Disclosure of Fund Expenses............................... 140
   Consolidated Disclosure of Portfolio Holdings.......................... 141
   Consolidated Schedule of Investments................................... 142
   Consolidated Statement of Assets and Liabilities....................... 148
   Consolidated Statement of Operations................................... 149
   Consolidated Statements of Changes in Net Assets....................... 150
   Consolidated Financial Highlights...................................... 151
   Consolidated Notes to Financial Statements............................. 152
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses............................................ 164
   Disclosure of Portfolio Holdings....................................... 166
   Schedule of Investments/Summary Schedule of Portfolio Holdings.........
       DFA International Value Portfolio.................................. 167
       U.S. Large Company Portfolio....................................... 168
   Statements of Assets and Liabilities................................... 171
   Statements of Operations............................................... 172
   Statements of Changes in Net Assets.................................... 173
   Financial Highlights................................................... 174
   Notes to Financial Statements.......................................... 176
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses............................................ 187
   Disclosure of Portfolio Holdings....................................... 189
   Schedules of Investments/Summary Schedules of Portfolio Holdings.......
       The U.S. Large Cap Value Series.................................... 191
       The DFA International Value Series................................. 194
       The Japanese Small Company Series.................................. 198
       The Asia Pacific Small Company Series.............................. 201
       The United Kingdom Small Company Series............................ 204
       The Continental Small Company Series............................... 207
       The Canadian Small Company Series.................................. 211
       The Emerging Markets Series........................................ 214
       The Emerging Markets Small Cap Series.............................. 218
   Statements of Assets and Liabilities................................... 222
   Statements of Operations............................................... 224
   Statements of Changes in Net Assets.................................... 226
   Financial Highlights................................................... 229
   Notes to Financial Statements.......................................... 234

TABLE OF CONTENTS
CONTINUED

                                                                           PAGE
                                                                           ----
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Disclosure of Fund Expenses............................................ 244
   Disclosure of Portfolio Holdings....................................... 245
   Summary Schedule of Portfolio Holdings................................. 246
   Statement of Assets and Liabilities.................................... 250
   Statement of Operations................................................ 251
   Statements of Changes in Net Assets.................................... 252
   Financial Highlights................................................... 253
   Notes to Financial Statements.......................................... 254
VOTING PROXIES ON FUND PORTFOLIO SECURITIES............................... 261
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS.......................... 262

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  ADR     American Depositary Receipt
  FHLMC   Federal Home Loan Mortgage Corporation
  FNMA    Federal National Mortgage Association
  GDR     Global Depositary Receipt
  P.L.C.  Public Limited Company
  REIT    Real Estate Investment Trust
  SPDR    Standard & Poor's Depository Receipts

Investment Footnotes

  +       See Note B to Financial Statements.
  ++ Securities have generally been fair valued. See Note B to Financial Statements.
  ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  ^       Denominated in local currency or the Euro, unless otherwise noted.
  @       Security purchased with cash proceeds from Securities on Loan.
  (r)     The adjustable rate shown is effective as of April 30, 2012.
  (g)     Face Amount denominated in British Pounds.
  (c)     Face Amount denominated in Canadian Dollars.
  (e)     Face Amount denominated in Euro.
  (u)     Face Amount denominated in United States Dollars.
  ^^      Security segregated as collateral for the Open Futures Contracts.
  <>      Security segregated as collateral for Swap Agreements.
  (S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
  (A)     Computed using average shares outstanding.
  (B)     Annualized
  (C)     Non-Annualized
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

  --      Amounts designated as -- are either zero or rounded to zero.
  RIC     Registered Investment Company
  SEC     Securities and Exchange Commission
  (a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,129.02    0.26%    $1.38
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.57    0.26%    $1.31

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
U.S. LARGE CAP VALUE PORTFOLIO**
--------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,106.43    0.28%    $1.47
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.47    0.28%    $1.41

U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares........................... $1,000.00 $1,115.74    0.48%    $2.53
   Class R2 Shares........................... $1,000.00 $1,114.67    0.63%    $3.31
   Institutional Class Shares................ $1,000.00 $1,116.29    0.38%    $2.00
Hypothetical 5% Annual Return
   Class R1 Shares........................... $1,000.00 $1,022.48    0.48%    $2.41
   Class R2 Shares........................... $1,000.00 $1,021.73    0.63%    $3.17
   Institutional Class Shares................ $1,000.00 $1,022.97    0.38%    $1.91

U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,119.29    0.53%    $2.79
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.23    0.53%    $2.66

U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,122.50    0.20%    $1.06
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.87    0.20%    $1.01

U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,120.16    0.22%    $1.16
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.77    0.22%    $1.11

U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,118.36    0.33%    $1.74
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.22    0.33%    $1.66

U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,113.36    0.38%    $2.00
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.97    0.38%    $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,109.39    0.53%    $2.78
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.23    0.53%    $2.66

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,144.95    0.27%    $1.44
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.52    0.27%    $1.36

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,036.76    0.30%    $1.52
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,023.37    0.30%    $1.51

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,042.78    0.40%    $2.03
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.87    0.40%    $2.01

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,063.32    0.56%    $2.87
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.08    0.56%    $2.82

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,083.15    0.56%    $2.90
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,022.08    0.56%    $2.82

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,066.17    0.60%    $3.08
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                                        BEGINNING  ENDING              EXPENSES
                                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                          VALUE    VALUE     EXPENSE    DURING
                                                        11/01/11  04/30/12    RATIO*   PERIOD*
                                                        --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,147.16    0.60%    $3.20
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,021.25    0.60%    $3.02
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,078.85    0.41%    $2.12
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.82    0.41%    $2.06

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO***
----------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,118.00    0.37%    $1.95
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,023.02    0.37%    $1.86

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,068.91    0.71%    $3.65
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.33    0.71%    $3.57

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,046.76    0.54%    $2.75
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.18    0.54%    $2.72

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,017.06    0.60%    $3.01
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,021.88    0.60%    $3.02

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO****
----------------------------------------------
Actual Fund Return
   Institutional Class Shares.......................... $1,000.00 $1,093.91    0.40%    $1.93
Hypothetical 5% Annual Return
   Institutional Class Shares.......................... $1,000.00 $1,022.87    0.40%    $2.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/11  04/30/12    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,044.65    0.60%    $3.05
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,059.35    0.79%    $4.04
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,020.93    0.79%    $3.97

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
   Class R2 Shares........................... $1,000.00 $1,022.37    0.85%    $4.27
   Institutional Class Shares................ $1,000.00 $1,023.48    0.60%    $3.02
Hypothetical 5% Annual Return
   Class R2 Shares........................... $1,000.00 $1,020.64    0.85%    $4.27
   Institutional Class Shares................ $1,000.00 $1,021.88    0.60%    $3.02

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
   Institutional Class Shares................ $1,000.00 $1,043.37    0.65%    $3.30
Hypothetical 5% Annual Return
   Institutional Class Shares................ $1,000.00 $1,021.63    0.65%    $3.27

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).
**** The Selectively Hedged Global Equity Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on November 14, 2011. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (169), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 182 day period for the six months ended April 30, 2012 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

  FEEDER FUNDS

                                               AFFILIATED INVESTMENT COMPANIES
                                               -------------------------------
  U.S. Large Cap Value Portfolio..............              100.0%
  Japanese Small Company Portfolio............              100.0%
  Asia Pacific Small Company Portfolio........              100.0%
  United Kingdom Small Company Portfolio......              100.0%
  Continental Small Company Portfolio.........              100.0%
  Emerging Markets Portfolio..................              100.0%
  Emerging Markets Small Cap Portfolio........              100.0%
  Emerging Markets Value Portfolio............              100.0%

  FUND OF FUNDS

  International Small Company Portfolio.......              100.0%
  DFA Global Real Estate Securities Portfolio.              100.0%
  World ex U.S. Value Portfolio...............              100.0%
  Selectively Hedged Global Equity Portfolio..              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

FIXED INCOME PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                   Corporate..........................  26.7%
                   Government.........................  11.5%
                   Foreign Corporate..................  27.4%
                   Foreign Government.................  29.1%
                   Supranational......................   5.3%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. TARGETED VALUE PORTFOLIO

                   Consumer Discretionary.............  16.4%
                   Consumer Staples...................   4.4%
                   Energy.............................   9.1%
                   Financials.........................  24.4%
                   Health Care........................   7.0%
                   Industrials........................  15.6%
                   Information Technology.............  13.1%
                   Materials..........................   8.6%
                   Other..............................    --
                   Telecommunication Services.........   1.0%
                   Utilities..........................   0.4%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO

                   Consumer Discretionary.............  14.2%
                   Consumer Staples...................   6.4%
                   Energy.............................  11.4%
                   Financials.........................  18.7%
                   Health Care........................  10.5%
                   Industrials........................  14.1%
                   Information Technology.............  14.0%
                   Materials..........................   5.2%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   3.1%
                   Utilities..........................   2.4%
                                                       -----
                                                       100.0%

                           U.S. MICRO CAP PORTFOLIO

                   Consumer Discretionary.............  18.0%
                   Consumer Staples...................   4.2%
                   Energy.............................   4.7%
                   Financials.........................  15.6%
                   Health Care........................  11.5%
                   Industrials........................  17.5%
                   Information Technology.............  19.7%
                   Materials..........................   5.7%
                   Other..............................    --
                   Telecommunication Services.........   1.2%
                   Utilities..........................   1.9%
                                                       -----
                                                       100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO

                   Consumer Discretionary.............  18.8%
                   Consumer Staples...................   3.8%
                   Energy.............................   9.1%
                   Financials.........................  23.3%
                   Health Care........................   5.1%
                   Industrials........................  18.3%
                   Information Technology.............  13.2%
                   Materials..........................   7.9%
                   Other..............................    --
                   Telecommunication Services.........   0.4%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. VECTOR EQUITY PORTFOLIO

                   Consumer Discretionary.............  15.4%
                   Consumer Staples...................   5.3%
                   Energy.............................  10.0%
                   Financials.........................  23.9%
                   Health Care........................   8.5%
                   Industrials........................  14.5%
                   Information Technology.............  12.8%
                   Materials..........................   5.9%
                   Other..............................    --
                   Telecommunication Services.........   2.3%
                   Utilities..........................   1.4%
                                                       -----
                                                       100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO

                   Consumer Discretionary.............  13.9%
                   Consumer Staples...................   8.0%
                   Energy.............................  10.4%
                   Financials.........................  15.8%
                   Health Care........................  10.6%
                   Industrials........................  13.0%
                   Information Technology.............  17.4%
                   Materials..........................   5.0%
                   Other..............................    --
                   Real Estate Investment Trusts......   0.1%
                   Telecommunication Services.........   2.5%
                   Utilities..........................   3.3%
                                                       -----
                                                       100.0%

                           U.S. SMALL CAP PORTFOLIO

                   Consumer Discretionary.............  18.2%
                   Consumer Staples...................   4.5%
                   Energy.............................   5.0%
                   Financials.........................  15.3%
                   Health Care........................  10.3%
                   Industrials........................  18.5%
                   Information Technology.............  18.9%
                   Materials..........................   5.3%
                   Other..............................    --
                   Telecommunication Services.........   0.8%
                   Utilities..........................   3.2%
                                                       -----
                                                       100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO

                   Consumer Discretionary.............  10.4%
                   Consumer Staples...................  10.4%
                   Energy.............................  10.4%
                   Financials.........................  22.8%
                   Health Care........................   8.7%
                   Industrials........................  12.3%
                   Information Technology.............   4.4%
                   Materials..........................  11.8%
                   Other..............................    --
                   Telecommunication Services.........   5.2%
                   Utilities..........................   3.6%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     INTERNATIONAL CORE EQUITY PORTFOLIO

      Consumer Discretionary......................................  13.1%
      Consumer Staples............................................   7.0%
      Energy......................................................  10.3%
      Financials..................................................  23.7%
      Health Care.................................................   5.0%
      Industrials.................................................  16.7%
      Information Technology......................................   5.6%
      Materials...................................................  12.3%
      Other.......................................................    --
      Telecommunication Services..................................   3.3%
      Utilities...................................................   3.0%
                                                                   -----
                                                                   100.0%
                    INTERNATIONAL VECTOR EQUITY PORTFOLIO

      Consumer Discretionary......................................  14.7%
      Consumer Staples............................................   5.9%
      Energy......................................................   9.1%
      Financials..................................................  23.0%
      Health Care.................................................   4.2%
      Industrials.................................................  18.6%
      Information Technology......................................   6.4%
      Materials...................................................  13.5%
      Real Estate Investment Trusts...............................    --
      Telecommunication Services..................................   2.7%
      Utilities...................................................   1.9%
                                                                   -----
                                                                   100.0%
              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

      Consumer Discretionary......................................   0.2%
      Financials..................................................   0.2%
      Real Estate Investment Trusts...............................  99.6%
                                                                   -----
                                                                   100.0%
                    EMERGING MARKETS CORE EQUITY PORTFOLIO

      Consumer Discretionary......................................  10.3%
      Consumer Staples............................................   7.9%
      Energy......................................................  10.6%
      Financials..................................................  24.0%
      Health Care.................................................   1.8%
      Industrials.................................................  11.1%
      Information Technology......................................  11.1%
      Materials...................................................  14.2%
      Real Estate Investment Trusts...............................    --
      Telecommunication Services..................................   5.3%
      Utilities...................................................   3.7%
                                                                   -----
                                                                   100.0%
                 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

      Consumer Discretionary......................................  19.0%
      Consumer Staples............................................   4.8%
      Energy......................................................   6.5%
      Financials..................................................  18.6%
      Health Care.................................................   2.0%
      Industrials.................................................  25.7%
      Information Technology......................................   5.6%
      Materials...................................................  16.9%
      Other.......................................................    --
      Telecommunication Services..................................   0.5%
      Utilities...................................................   0.4%
                                                                   -----
                                                                   100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 BONDS -- (83.0%)
 AUSTRALIA -- (2.9%)
 BHP Billiton Finance USA, Ltd.
 (u)  4.800%, 04/15/13....................................    600  $   624,810
 Westpac Banking Corp.
 (e)  6.500%, 06/24/13....................................  3,500    4,909,331
                                                                   -----------
 TOTAL AUSTRALIA..........................................           5,534,141
                                                                   -----------
 CANADA -- (10.6%)
 Bank of Nova Scotia
 (u)  2.250%, 01/22/13....................................  1,300    1,315,257
 British Columbia, Province of Canada
      5.500%, 04/24/13....................................  2,000    2,102,141
 Canada Housing Trust
      2.200%, 03/15/14....................................  5,000    5,131,042
 Canadian Imperial Bank of Commerce
 (u)  1.450%, 09/13/13....................................    600      607,213
 Canadian National Railway Co.
 (u)  4.400%, 03/15/13....................................    600      619,955
 Canadian Natural Resources, Ltd.
 (u)  5.150%, 02/01/13....................................    600      620,095
 Encana Corp.
 (u)  4.750%, 10/15/13....................................    800      839,962
 Ontario, Province of Canada
      5.500%, 04/17/13....................................  4,000    4,198,767
 Toronto-Dominion Bank (The)
      4.854%, 02/13/13....................................  4,000    4,154,558
 TransCanada PipeLines, Ltd.
 (u)  4.000%, 06/15/13....................................    685      710,784
                                                                   -----------
 TOTAL CANADA.............................................          20,299,774
                                                                   -----------
 DENMARK -- (3.6%)
 FIH Erhvervsbank A.S.
 (u)  2.450%, 08/17/12....................................  2,800    2,813,742
 Kommunekredit A.S.
 (u)  1.250%, 09/03/13....................................  4,000    4,028,304
                                                                   -----------
 TOTAL DENMARK............................................           6,842,046
                                                                   -----------
 FINLAND -- (0.3%)
 Nordea Bank Finland P.L.C. Floating Rate Note
 (r)(u)1.007%, 02/07/13...................................    500      500,560
                                                                   -----------

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 FRANCE -- (12.1%)
 Caisse D'amortissement de la Dette Sociale SA
 (u)  1.625%, 03/17/14....................................  5,000  $ 5,036,640
 French Treasury Note BTAN
      2.500%, 01/12/14....................................  3,500    4,786,998
 Reseau Ferre de France
      4.625%, 03/17/14....................................  3,000    4,222,302
 Societe Financement de L'economie Francaise SA
      3.250%, 01/16/14....................................  3,500    4,813,721
 Total Capital SA
 (g)  5.500%, 01/29/13....................................  2,500    4,180,806
                                                                   -----------
 TOTAL FRANCE.............................................          23,040,467
                                                                   -----------
 GERMANY -- (6.3%)
 Deutsche Bank AG
 (u)  2.375%, 01/11/13....................................    600      605,360
 Kreditanstalt fur Wiederaufbau
 (u)  4.000%, 10/15/13....................................  3,000    3,152,700
 Landeskreditbank Baden-Wuerttemberg Foerderbank
      3.250%, 01/29/14....................................  3,000    4,145,501
 Landwirtschaftliche Rentenbank
 (u)  4.125%, 07/15/13....................................  4,000    4,169,164
                                                                   -----------
 TOTAL GERMANY............................................          12,072,725
                                                                   -----------
 NETHERLANDS -- (8.1%)
 Bank Nederlandse Gemeenten NV
      3.750%, 03/14/14....................................  3,000    4,185,847
 Diageo Finance BV
 (u)  5.500%, 04/01/13....................................    600      627,155
 Koninklijke Philips Electronics NV
 (u)  7.250%, 08/15/13....................................  1,000    1,080,768
 Rabobank Nederland NV
 (u)  2.500%, 12/12/13....................................  2,000    2,031,880
      4.375%, 01/22/14....................................  2,000    2,783,520
 SNS Bank NV
      3.500%, 03/10/14....................................  3,500    4,856,246
                                                                   -----------
 TOTAL NETHERLANDS........................................          15,565,416
                                                                   -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
 NORWAY -- (1.5%)
 Eksportfinans ASA
 (u)  1.875%, 04/02/13.....................................  3,000  $2,940,051
                                                                    ----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.9%)
 Eurofima
 (c)  4.875%, 12/04/12.....................................  2,500   2,570,327
 (u)  4.250%, 02/04/14.....................................  2,500   2,637,750
 European Investment Bank
 (u)  5.250%, 05/15/13.....................................  4,000   4,193,464
                                                                    ----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............          9,401,541
                                                                    ----------
 SWEDEN -- (2.6%)
 Svenska Handelsbanken AB
 (e)  4.875%, 03/25/14.....................................  3,500   4,943,902
                                                                    ----------
 SWITZERLAND -- (0.3%)
 Credit Suisse New York AG
 (u)  5.000%, 05/15/13.....................................    600     622,753
                                                                    ----------
 UNITED KINGDOM -- (2.5%)
 Barclays Bank P.L.C.
 (u)  5.450%, 09/12/12.....................................  1,500   1,524,175
 BP Capital Markets P.L.C.
 (u)  5.250%, 11/07/13.....................................  1,250   1,330,185
 Diageo Capital P.L.C.
 (u)  7.375%, 01/15/14.....................................    800     889,609
 Vodafone Group P.L.C.
 (u)  5.000%, 12/16/13.....................................  1,000   1,066,395
                                                                    ----------
 TOTAL UNITED KINGDOM......................................          4,810,364
                                                                    ----------
 UNITED STATES -- (27.3%)
 Allstate Corp. (The)
      7.500%, 06/15/13..................................... $  489     525,331
 American Express Bank FSB
      5.550%, 10/17/12.....................................    600     613,435
 American Express Credit Corp.
      7.300%, 08/20/13.....................................    500     539,726
 Anheuser-Busch Cos., Inc.
      4.375%, 01/15/13.....................................    700     717,816
 Apache Corp.
      5.250%, 04/15/13.....................................    700     731,126
 Assurant, Inc.
      5.625%, 02/15/14.....................................  1,000   1,049,440

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- ----------
                                                             (000)
 UNITED STATES -- (Continued)
 AT&T, Inc.
      4.950%, 01/15/13..................................... $  600  $  618,479
      6.700%, 11/15/13.....................................    600     653,819
 Avery Dennison Corp.
      4.875%, 01/15/13.....................................    600     617,391
 Bank of New York Mellon Corp. (The)
      4.500%, 04/01/13.....................................  3,000   3,110,487
 Baxter International, Inc.
      1.800%, 03/15/13.....................................    800     809,944
 BB&T Corp.
      3.375%, 09/25/13.....................................    600     621,022
 BlackRock, Inc.
      2.250%, 12/10/12.....................................    600     606,524
 Bristol-Myers Squibb Co.
      5.250%, 08/15/13.....................................    345     366,109
 Burlington Northern Santa Fe LLC
      4.300%, 07/01/13.....................................    600     622,211
 Campbell Soup Co.
      4.875%, 10/01/13.....................................    251     266,010
 Caterpillar Financial Services Corp.
      2.000%, 04/05/13.....................................    650     659,470
 CenterPoint Energy Resources Corp.
      7.875%, 04/01/13.....................................    600     637,414
 Cisco Systems, Inc.
      1.625%, 03/14/14.....................................  1,000   1,021,745
 Citigroup, Inc.
      5.300%, 10/17/12.....................................  1,400   1,427,657
 Coca-Cola Enterprises, Inc.
      1.125%, 11/12/13.....................................    948     952,488
 Comcast Cable Communications Holdings, Inc.
      8.375%, 03/15/13.....................................    600     640,028
 Computer Sciences Corp.
      5.000%, 02/15/13.....................................    600     618,000
 Consolidated Edison Co. of New York, Inc.
      3.850%, 06/15/13.....................................    250     258,851
 Daimler Finance North America LLC
      6.500%, 11/15/13.....................................  1,500   1,625,409
 Dell, Inc.
      1.400%, 09/10/13.....................................    600     606,359
 Dominion Resources, Inc.
      5.000%, 03/15/13.....................................    600     622,078

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Dow Chemical Co. (The)
   6.000%, 10/01/12........................................ $  385 $    393,015
eBay, Inc.
   0.875%, 10/15/13........................................    800      805,930
Enterprise Products Operating LLC
   9.750%, 01/31/14........................................  1,000    1,141,409
EOG Resources, Inc.
   6.125%, 10/01/13........................................    800      858,920
Fifth Third Bancorp
   6.250%, 05/01/13........................................    600      631,062
General Electric Capital Corp.
   1.875%, 09/16/13........................................  1,500    1,519,608
   2.100%, 01/07/14........................................  3,500    3,563,171
Georgia Power Co.
   1.300%, 09/15/13........................................    700      707,118
Goldman Sachs Group, Inc. (The)
   5.450%, 11/01/12........................................  1,360    1,389,968
Hewlett-Packard Co.
   4.500%, 03/01/13........................................    600      617,706
   1.250%, 09/13/13........................................    500      500,928
Historic TW, Inc.
   9.125%, 01/15/13........................................    600      633,852
HSBC Finance Corp.
   6.375%, 11/27/12........................................    600      618,160
John Deere Capital Corp.
   4.500%, 04/03/13........................................    700      726,077
JPMorgan Chase & Co.
   5.375%, 10/01/12........................................    800      815,687
Kimberly-Clark Corp.
   5.000%, 08/15/13........................................    600      634,635
Kroger Co. (The)
   5.500%, 02/01/13........................................    600      621,514
MetLife, Inc.
   5.375%, 12/15/12........................................  1,000    1,029,078
   5.000%, 11/24/13........................................    350      371,918
Nisource Finance Corp.
   6.150%, 03/01/13........................................    273      284,408
Paccar Financial Corp.
   2.050%, 06/17/13........................................    600      610,312
Philip Morris International, Inc.
   4.875%, 05/16/13........................................    600      627,664
Pitney Bowes, Inc.
   4.625%, 10/01/12........................................    600      608,939
Praxair, Inc.
   2.125%, 06/14/13........................................    815      827,569
Prudential Financial, Inc.
   5.150%, 01/15/13........................................    600      618,252

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Reynolds American, Inc.
   7.250%, 06/01/13........................................ $  600 $    636,991
St. Jude Medical, Inc.
   2.200%, 09/15/13........................................    800      816,710
SunTrust Banks, Inc.
   5.250%, 11/05/12........................................    500      510,657
Target Corp.
   4.000%, 06/15/13........................................    977    1,013,440
TD Ameritrade Holding Corp.
   2.950%, 12/01/12........................................    700      708,179
Time Warner Cable, Inc.
   6.200%, 07/01/13........................................  1,000    1,061,766
Travelers Property Casualty Corp.
   5.000%, 03/15/13........................................    700      724,515
Union Bank NA
   2.125%, 12/16/13........................................  1,050    1,067,869
UnitedHealth Group, Inc.
   5.500%, 11/15/12........................................    250      256,653
   4.875%, 04/01/13........................................    600      623,261
Verizon Communications, Inc.
   4.350%, 02/15/13........................................    600      617,879
Wachovia Corp.
   5.500%, 05/01/13........................................  1,000    1,046,645
Wells Fargo Bank & Co.
   4.375%, 01/31/13........................................    500      514,076
                                                                   ------------
TOTAL UNITED STATES........................................          52,293,910
                                                                   ------------
TOTAL BONDS................................................         158,867,650
                                                                   ------------
AGENCY OBLIGATIONS -- (10.9%)
Federal Home Loan Bank
   4.500%, 09/16/13........................................  5,000    5,288,610
Federal Home Loan Bank Discount Note
   ^^1.000%, 07/12/12......................................  3,600    3,599,496
Federal Home Loan Mortgage Corporation
   0.625%, 12/23/13........................................  3,000    3,013,770
Federal Home Loan Mortgage Corporation Discount Note
   ^^1.000%, 07/19/12......................................  4,700    4,699,276
Federal National Mortgage Association Discount Note
   ^^1.000%, 07/18/12......................................  4,300    4,299,346
                                                                   ------------
TOTAL AGENCY OBLIGATIONS. .................................          20,900,498
                                                                   ------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
COMMERCIAL PAPER -- (0.5%)
Standard Chartered Bank
   0.754%, 12/14/12.................................... $    1,000 $    994,819
                                                                   ------------

                                                          SHARES      VALUE+
                                                        ---------- ------------
EXCHANGE-TRADED FUND -- (3.2%)
UNITED STATES -- (3.2%)
  SPDR Trust Series I..................................     44,100 $  6,163,857
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (2.4%)
  BlackRock Liquidity Funds
   TempCash Portfolio - Institutional Shares             4,469,365    4,469,365
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $189,059,866)..................................            $191,396,189
                                                                   ============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Bonds..............................          -- $158,867,650   --    $158,867,650
Agency Obligations.................          --   20,900,498   --      20,900,498
Commercial Paper...................          --      994,819   --         994,819
Exchange-Traded Fund............... $ 6,163,857           --   --       6,163,857
Temporary Cash Investments.........   4,469,365           --   --       4,469,365
Forward Currency Contracts**.......          --       35,659   --          35,659
Futures Contracts**................   7,821,901           --   --       7,821,901
                                    ----------- ------------   --    ------------
TOTAL.............................. $18,455,123 $180,798,626   --    $199,253,749
                                    =========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company.............................. $7,990,237,037
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $6,093,995,407)...................................... $7,990,237,037
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.7%)
Consumer Discretionary -- (14.2%)
  *Cabela's, Inc.............................   326,469 $ 12,343,793             0.4%
  #Dillard's, Inc. Class A...................   240,649   15,536,299             0.5%
  #Foot Locker, Inc..........................   404,082   12,360,868             0.4%
  #GameStop Corp. Class A....................   635,798   14,470,762             0.5%
  #Lennar Corp. Class A......................   638,026   17,698,841             0.6%
  *Mohawk Industries, Inc....................   318,323   21,334,007             0.7%
  #Washington Post Co. Class B...............    27,260   10,308,914             0.4%
   Other Securities..........................            372,298,825            12.8%
                                                        ------------ ---------------
Total Consumer Discretionary.................            476,352,309            16.3%
                                                        ------------ ---------------
Consumer Staples -- (3.8%)
  *Hain Celestial Group, Inc (The)...........   217,855   10,304,542             0.4%
 #*Ralcorp Holdings, Inc.....................   138,866   10,110,833             0.3%
 #*Smithfield Foods, Inc.....................   767,800   16,093,088             0.5%
   Other Securities..........................             92,730,352             3.2%
                                                        ------------ ---------------
Total Consumer Staples.......................            129,238,815             4.4%
                                                        ------------ ---------------
Energy -- (7.9%)
  *Helix Energy Solutions Group, Inc.........   494,307   10,088,806             0.3%
  *Plains Exploration & Production Co........   448,065   18,303,455             0.6%
 #*Rowan Cos., Inc...........................   582,465   20,112,516             0.7%
   Sunoco, Inc...............................   258,294   12,731,311             0.4%
  *Tesoro Corp...............................   728,585   16,939,601             0.6%
   Tidewater, Inc............................   241,811   13,306,859             0.5%
   Other Securities..........................            174,166,077             6.0%
                                                        ------------ ---------------
Total Energy.................................            265,648,625             9.1%
                                                        ------------ ---------------
Financials -- (21.2%)
   Allied World Assurance Co. Holdings AG....   186,577   13,426,081             0.5%
  *American Capital, Ltd..................... 1,116,778   11,089,606             0.4%
   American Financial Group, Inc.............   457,000   17,786,440             0.6%
   Assurant, Inc.............................   429,284   17,317,317             0.6%
   Axis Capital Holdings, Ltd................   571,529   19,443,417             0.7%
   Delphi Financial Group, Inc. Class A......   226,679   10,295,760             0.3%
   Everest Re Group, Ltd.....................   180,323   17,870,009             0.6%
   Legg Mason, Inc...........................   617,560   16,099,789             0.5%
  *NASDAQ OMX Group, Inc. (The)..............   858,799   21,100,691             0.7%
  #Old Republic International Corp........... 1,070,624   10,652,709             0.4%
   PartnerRe, Ltd............................   252,106   17,551,620             0.6%
  #Protective Life Corp......................   348,760   10,204,718             0.3%
   Reinsurance Group of America, Inc.........   349,301   20,308,360             0.7%
   Validus Holdings, Ltd.....................   410,628   13,345,410             0.5%
   Other Securities..........................            494,964,423            17.0%
                                                        ------------ ---------------
Total Financials.............................            711,456,350            24.4%
                                                        ------------ ---------------
Health Care -- (6.1%)
   Coventry Health Care, Inc.................   683,752   20,505,722             0.7%
  *Hologic, Inc..............................   687,987   13,154,311             0.5%
  #Omnicare, Inc.............................   532,904   18,566,375             0.6%
  #Teleflex, Inc.............................   166,382   10,427,160             0.4%
   Other Securities..........................            141,008,376             4.8%
                                                        ------------ ---------------
Total Health Care............................            203,661,944             7.0%
                                                        ------------ ---------------
Industrials -- (13.5%)
  *Owens Corning, Inc........................   433,423   14,888,080             0.5%
  *Quanta Services, Inc......................   540,884   11,964,354             0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                              --------- -------------- ---------------
Industrials -- (Continued)
   Ryder System, Inc.........................   245,750 $   11,972,940             0.4%
   Trinity Industries, Inc...................   355,475     10,522,060             0.4%
   URS Corp..................................   283,746     11,721,547             0.4%
   Other Securities..........................              394,002,846            13.5%
                                                        -------------- ---------------
Total Industrials............................              455,071,827            15.6%
                                                        -------------- ---------------
Information Technology -- (11.3%)
  *Arrow Electronics, Inc....................   445,717     18,742,400             0.6%
  *Avnet, Inc................................   295,686     10,668,351             0.4%
   IAC/InterActiveCorp.......................   223,604     10,766,533             0.4%
  *Ingram Micro, Inc. Class A................   638,499     12,425,191             0.4%
  *Tech Data Corp............................   261,278     14,054,144             0.5%
   Other Securities..........................              313,914,303            10.8%
                                                        -------------- ---------------
Total Information Technology.................              380,570,922            13.1%
                                                        -------------- ---------------
Materials -- (7.4%)
  #Ashland, Inc..............................   346,677     22,835,614             0.8%
   Domtar Corp...............................   168,731     14,760,588             0.5%
  #MeadWestavco Corp.........................   338,632     10,775,270             0.4%
   Reliance Steel & Aluminum Co..............   314,252     17,563,544             0.6%
   Rock-Tenn Co. Class A.....................   219,632     13,689,663             0.5%
   Vulcan Materials Co.......................   237,785     10,179,576             0.3%
   Other Securities..........................              160,261,102             5.5%
                                                        -------------- ---------------
Total Materials..............................              250,065,357             8.6%
                                                        -------------- ---------------
Other -- (0.0%)
   Other Securities..........................                       --             0.0%
                                                        -------------- ---------------
Telecommunication Services -- (0.9%)
   Other Securities..........................               29,335,859             1.0%
                                                        -------------- ---------------
Utilities -- (0.4%)
   Other Securities..........................               12,585,105             0.4%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            2,913,987,113            99.9%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                       --             0.0%
                                                        -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares......... 3,300,374      3,300,374             0.1%
                                                        -------------- ---------------

                                                  SHARES/
                                                   FACE
                                                  AMOUNT
                                                ------------
                                                   (000)
  SECURITIES LENDING COLLATERAL -- (13.2%)
  (S)@DFA Short Term Investment Fund...........  442,939,829 442,939,829 15.2%
     @Repurchase Agreement, JPMorgan
       Securities LLC 0.21%, 05/01/12
       (Collateralized by $1,747,960 FNMA,
       rates ranging from 2.000% to 6.331%(r),
       maturities ranging from 01/01/19 to
       09/01/45, valued at $1,753,379) to be
       repurchased at $1,697,051............... $      1,697   1,697,041  0.1%
                                                             ----------- ----
  TOTAL SECURITIES LENDING COLLATERAL..........              444,636,870 15.3%
                                                             ----------- ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         PERCENTAGE
                                            VALUE+     OF NET ASSETS**
                                        -------------- ---------------
         TOTAL INVESTMENTS -- (100.0%)
           (Cost $2,919,739,894)....... $3,361,924,357           115.3%
                                        ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  476,347,918 $      4,391      -- $  476,352,309
   Consumer Staples...........    129,238,815           --      --    129,238,815
   Energy.....................    265,648,625           --      --    265,648,625
   Financials.................    711,456,350           --      --    711,456,350
   Health Care................    203,661,944           --      --    203,661,944
   Industrials................    454,960,025      111,802      --    455,071,827
   Information Technology.....    380,570,922           --      --    380,570,922
   Materials..................    250,065,357           --      --    250,065,357
   Other......................             --           --      --             --
   Telecommunication Services.     29,335,859           --      --     29,335,859
   Utilities..................     12,585,105           --      --     12,585,105
Rights/Warrants...............             --           --      --             --
Temporary Cash Investments....      3,300,374           --      --      3,300,374
Securities Lending Collateral.             --  444,636,870      --    444,636,870
                               -------------- ------------ ------- --------------
TOTAL......................... $2,917,171,294 $444,753,063      -- $3,361,924,357
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                               SHARES       VALUE+     OF NET ASSETS**
                                              --------- -------------- ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (16.4%)
  *Cabela's, Inc............................. 1,287,489 $   48,679,959             0.7%
  #Dillard's, Inc. Class A................... 1,250,547     80,735,314             1.1%
 #*Gaylord Entertainment Co.................. 1,272,691     40,064,313             0.6%
  #Group 1 Automotive, Inc...................   692,454     40,079,238             0.6%
  #Penske Automotive Group, Inc.............. 1,371,335     36,258,097             0.5%
  #Rent-A-Center, Inc........................ 1,578,683     54,006,745             0.7%
  #Scholastic Corp........................... 1,436,861     43,896,104             0.6%
   Other Securities..........................              983,919,424            13.9%
                                                        -------------- ---------------
Total Consumer Discretionary.................            1,327,639,194            18.7%
                                                        -------------- ---------------
Consumer Staples -- (3.3%)
  #Fresh Del Monte Produce, Inc.............. 1,501,108     34,780,672             0.5%
 #*Hain Celestial Group, Inc (The)........... 1,084,318     51,288,241             0.7%
  #Universal Corp............................   816,326     37,412,221             0.5%
   Other Securities..........................              145,863,678             2.1%
                                                        -------------- ---------------
Total Consumer Staples.......................              269,344,812             3.8%
                                                        -------------- ---------------
Energy -- (8.0%)
  #Bristow Group, Inc........................ 1,224,212     59,802,756             0.8%
 #*Gulfmark Offshore, Inc. Class A...........   742,629     35,772,439             0.5%
 #*Helix Energy Solutions Group, Inc......... 3,592,362     73,320,108             1.0%
 #*Hornbeck Offshore Services, Inc........... 1,038,490     43,232,339             0.6%
 #*SEACOR Holdings, Inc......................   408,801     37,989,877             0.5%
  *Superior Energy Services, Inc............. 1,217,614     32,778,169             0.5%
  #Western Refining, Inc..................... 2,030,451     38,680,092             0.6%
   Other Securities..........................              326,008,623             4.6%
                                                        -------------- ---------------
Total Energy.................................              647,584,403             9.1%
                                                        -------------- ---------------
Financials -- (20.4%)
 #*CNO Financial Group, Inc.................. 8,629,001     62,732,837             0.9%
   Delphi Financial Group, Inc. Class A...... 1,345,752     61,124,056             0.9%
  #Kemper Corp............................... 1,500,447     44,998,406             0.6%
 #*MBIA, Inc................................. 4,030,666     40,629,113             0.6%
   Montpelier Re Holdings, Ltd............... 2,238,256     45,929,013             0.7%
   Provident Financial Services, Inc......... 2,308,593     33,936,317             0.5%
  #Susquehanna Bancshares, Inc............... 4,182,685     43,374,443             0.6%
  #Umpqua Holdings Corp...................... 3,448,430     45,657,213             0.6%
  #Webster Financial Corp.................... 1,879,422     42,719,262             0.6%
  #Wintrust Financial Corp................... 1,117,309     40,368,374             0.6%
   Other Securities..........................            1,186,313,071            16.7%
                                                        -------------- ---------------
Total Financials.............................            1,647,782,105            23.3%
                                                        -------------- ---------------
Health Care -- (4.5%)
 #*LifePoint Hospitals, Inc.................. 1,881,774     73,426,821             1.0%
 #*ViroPharma, Inc........................... 1,980,889     43,084,336             0.6%
   Other Securities..........................              243,937,457             3.5%
                                                        -------------- ---------------
Total Health Care............................              360,448,614             5.1%
                                                        -------------- ---------------
Industrials -- (16.1%)
  #Alexander & Baldwin, Inc.................. 1,253,242     64,115,861             0.9%
   Amerco, Inc...............................   359,989     36,157,295             0.5%
 #*Avis Budget Group, Inc.................... 3,491,780     45,951,825             0.7%
 #*Esterline Technologies Corp............... 1,083,604     74,216,038             1.0%
  #GATX Corp................................. 1,606,468     68,869,283             1.0%
 #*JetBlue Airways Corp...................... 8,052,526     38,249,498             0.5%
  *Seaboard Corp.............................    18,588     36,997,927             0.5%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS**
                                               ---------- -------------- ---------------
Industrials -- (Continued)
   Trinity Industries, Inc....................  1,640,354 $   48,554,478             0.7%
   Other Securities...........................               882,565,328            12.5%
                                                          -------------- ---------------
Total Industrials.............................             1,295,677,533            18.3%
                                                          -------------- ---------------
Information Technology -- (11.5%)
  *Benchmark Electronics, Inc.................  2,338,129     37,129,489             0.5%
 #*CACI International, Inc. Class A...........    680,182     41,579,526             0.6%
 #*Coherent, Inc..............................    739,561     38,900,909             0.5%
 #*Convergys Corp.............................  3,484,625     46,589,436             0.6%
 #*Fairchild Semiconductor International, Inc.  2,889,865     40,949,387             0.6%
   MKS Instruments, Inc.......................  1,579,401     43,670,438             0.6%
 #*SYNNEX Corp................................  1,046,878     39,875,583             0.6%
 #*Vishay Intertechnology, Inc................  3,102,896     34,814,493             0.5%
   Other Securities...........................               608,015,451             8.6%
                                                          -------------- ---------------
Total Information Technology..................               931,524,712            13.1%
                                                          -------------- ---------------
Materials -- (7.0%)
  *Coeur d'Alene Mines Corp...................  1,657,693     35,723,284             0.5%
 #*Graphic Packaging Holding Co...............  6,116,772     32,724,730             0.5%
  #Kaiser Aluminum Corp.......................    621,616     32,678,353             0.4%
 #*Louisiana-Pacific Corp.....................  4,955,113     44,843,773             0.6%
  #Westlake Chemical Corp.....................  1,224,090     78,280,556             1.1%
   Other Securities...........................               338,371,243             4.8%
                                                          -------------- ---------------
Total Materials...............................               562,621,939             7.9%
                                                          -------------- ---------------
Other -- (0.0%)
   Other Securities...........................                    14,214             0.0%
                                                          -------------- ---------------
Telecommunication Services -- (0.4%)
   Other Securities...........................                31,372,250             0.5%
                                                          -------------- ---------------
Utilities -- (0.1%)
   Other Securities...........................                 6,201,664             0.1%
                                                          -------------- ---------------
TOTAL COMMON STOCKS...........................             7,080,211,440            99.9%
                                                          -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...........................                        --             0.0%
                                                          -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares......... 14,324,339     14,324,339             0.2%
                                                          -------------- ---------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                        ------------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@DFA Short Term Investment Fund.....................  977,104,752    977,104,752  13.8%
   @Repurchase Agreement, JPMorgan Securities LLC
     0.21%, 05/01/12 (Collateralized by $1,247,022
     FNMA, rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to 09/01/45,
     valued at $1,250,887) to be repurchased at
     $1,210,702........................................ $      1,211      1,210,695   0.0%
                                                                     -------------- -----
TOTAL SECURITIES LENDING COLLATERAL....................                 978,315,447  13.8%
                                                                     -------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,270,047,379)................................              $8,072,851,226 113.9%
                                                                     ============== =====

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $1,327,261,644 $    377,550      -- $1,327,639,194
   Consumer Staples...........    269,344,812           --      --    269,344,812
   Energy.....................    647,238,360      346,043      --    647,584,403
   Financials.................  1,647,776,890        5,215      --  1,647,782,105
   Health Care................    360,448,614           --      --    360,448,614
   Industrials................  1,295,038,351      639,182      --  1,295,677,533
   Information Technology.....    931,524,712           --      --    931,524,712
   Materials..................    562,621,939           --      --    562,621,939
   Other......................             --       14,214      --         14,214
   Telecommunication Services.     31,372,250           --      --     31,372,250
   Utilities..................      6,201,664           --      --      6,201,664
Rights/Warrants...............             --           --      --             --
Temporary Cash Investments....     14,324,339           --      --     14,324,339
Securities Lending Collateral.             --  978,315,447      --    978,315,447
                               -------------- ------------ ------- --------------
TOTAL......................... $7,093,153,575 $979,697,651      -- $8,072,851,226
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (12.1%)
  *Amazon.com, Inc...........................    65,218 $ 15,124,054             0.3%
   Comcast Corp. Class A.....................   575,594   17,457,766             0.4%
   Home Depot, Inc. (The)....................   277,331   14,362,972             0.3%
   McDonald's Corp...........................   190,201   18,535,087             0.4%
   Walt Disney Co. (The).....................   447,208   19,279,137             0.4%
   Other Securities..........................            551,108,398            12.0%
                                                        ------------ ---------------
Total Consumer Discretionary.................            635,867,414            13.8%
                                                        ------------ ---------------
Consumer Staples -- (6.9%)
   Altria Group, Inc.........................   366,617   11,808,734             0.3%
   Coca-Cola Co. (The).......................   370,954   28,311,209             0.6%
   CVS Caremark Corp.........................   348,331   15,542,529             0.3%
   Kraft Foods, Inc. Class A.................   449,307   17,913,870             0.4%
   PepsiCo, Inc..............................   289,004   19,074,264             0.4%
   Philip Morris International, Inc..........   311,537   27,885,677             0.6%
   Procter & Gamble Co. (The)................   444,296   28,274,997             0.6%
   Wal-Mart Stores, Inc......................   499,081   29,400,862             0.6%
   Other Securities..........................            186,414,948             4.1%
                                                        ------------ ---------------
Total Consumer Staples.......................            364,627,090             7.9%
                                                        ------------ ---------------
Energy -- (9.0%)
   Chevron Corp..............................   528,762   56,344,879             1.2%
   ConocoPhillips............................   343,340   24,593,444             0.5%
   Exxon Mobil Corp..........................   896,367   77,392,327             1.7%
  #Occidental Petroleum Corp.................   194,433   17,736,178             0.4%
   Schlumberger, Ltd.........................   239,236   17,736,957             0.4%
   Other Securities..........................            281,650,188             6.1%
                                                        ------------ ---------------
Total Energy.................................            475,453,973            10.3%
                                                        ------------ ---------------
Financials -- (13.8%)
   American Express Co.......................   193,008   11,621,012             0.3%
   Bank of America Corp...................... 2,683,465   21,762,901             0.5%
  *Berkshire Hathaway, Inc...................   333,844   26,857,750             0.6%
   Citigroup, Inc............................   759,034   25,078,483             0.5%
   Goldman Sachs Group, Inc. (The)...........   128,129   14,754,054             0.3%
   JPMorgan Chase & Co....................... 1,045,296   44,926,822             1.0%
   MetLife, Inc..............................   291,711   10,510,347             0.2%
   U.S. Bancorp..............................   496,744   15,980,254             0.3%
   Wells Fargo & Co.......................... 1,323,776   44,253,832             1.0%
   Other Securities..........................            510,184,729            11.1%
                                                        ------------ ---------------
Total Financials.............................            725,930,184            15.8%
                                                        ------------ ---------------
Health Care -- (9.2%)
   Abbott Laboratories.......................   280,566   17,411,926             0.4%
   Amgen, Inc................................   198,736   14,132,117             0.3%
  #Johnson & Johnson.........................   499,936   32,540,834             0.7%
   Merck & Co., Inc..........................   751,258   29,479,364             0.7%
   Pfizer, Inc............................... 1,988,764   45,602,359             1.0%
   UnitedHealth Group, Inc...................   245,508   13,785,274             0.3%
   Other Securities..........................            332,636,669             7.2%
                                                        ------------ ---------------
Total Health Care............................            485,588,543            10.6%
                                                        ------------ ---------------
Industrials -- (11.3%)
  #3M Co.....................................   119,041   10,637,504             0.2%
   Caterpillar, Inc..........................   116,239   11,945,882             0.3%
   General Electric Co....................... 2,780,836   54,448,769             1.2%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Industrials -- (Continued)
   Union Pacific Corp........................    128,364 $   14,433,248             0.3%
   United Technologies Corp..................    155,274     12,676,569             0.3%
   Other Securities..........................               493,364,202            10.7%
                                                         -------------- ---------------
Total Industrials............................               597,506,174            13.0%
                                                         -------------- ---------------
Information Technology -- (15.1%)
  *Apple, Inc................................    178,094    104,049,639             2.3%
   Cisco Sytems, Inc.........................    959,861     19,341,199             0.4%
  *Google, Inc...............................     48,777     29,521,304             0.6%
   Hewlett-Packard Co........................    544,693     13,486,599             0.3%
   Intel Corp................................    963,439     27,361,668             0.6%
   International Business Machines Corp......    213,827     44,279,295             1.0%
   Microsoft Corp............................  1,425,544     45,645,919             1.0%
   Oracle Corp...............................    738,644     21,708,747             0.5%
  #QUALCOMM, Inc.............................    312,503     19,950,192             0.4%
  #Visa, Inc.................................    114,676     14,102,854             0.3%
   Other Securities..........................               456,504,551             9.9%
                                                         -------------- ---------------
Total Information Technology.................               795,951,967            17.3%
                                                         -------------- ---------------
Materials -- (4.3%)
   Other Securities..........................               228,183,478             5.0%
                                                         -------------- ---------------
Other -- (0.0%)
   Other Securities..........................                        --             0.0%
                                                         -------------- ---------------
Real Estate Investment Trusts -- (0.1%)
   Other Securities..........................                 4,126,490             0.1%
                                                         -------------- ---------------
Telecommunication Services -- (2.2%)
   AT&T, Inc.................................  1,585,731     52,186,407             1.1%
   Verizon Communications, Inc...............    729,538     29,458,744             0.7%
   Other Securities..........................                32,630,262             0.7%
                                                         -------------- ---------------
Total Telecommunication Services.............               114,275,413             2.5%
                                                         -------------- ---------------
Utilities -- (2.9%)
   Other Securities..........................               153,318,088             3.3%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             4,580,828,814            99.6%
                                                         -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                     4,275             0.0%
                                                         -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares......... 19,568,889     19,568,889             0.4%
                                                         -------------- ---------------

                                                SHARES/ FACE
                                                   AMOUNT
                                                ------------
                                                   (000)
  SECURITIES LENDING COLLATERAL -- (12.7%)
  (S)@DFA Short Term Investment Fund...........  672,765,742 672,765,742 14.6%
     @Repurchase Agreement, JPMorgan
       Securities LLC 0.21%, 05/01/12
       (Collateralized by $344,109 FNMA, rates
       ranging from 2.000% to 6.331%(r),
       maturities ranging from 01/01/19 to
       09/01/45, valued at $345,176) to be
       repurchased at $334,087................. $        334     334,085  0.0%
                                                             ----------- ----
  TOTAL SECURITIES LENDING COLLATERAL..........              673,099,827 14.6%
                                                             ----------- ----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         PERCENTAGE
                                            VALUE+     OF NET ASSETS**
                                        -------------- ---------------
         TOTAL INVESTMENTS -- (100.0%)
           (Cost $4,548,335,610)....... $5,273,501,805           114.6%
                                        ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  635,839,678 $     27,736      -- $  635,867,414
   Consumer Staples..............    364,627,090           --      --    364,627,090
   Energy........................    475,428,084       25,889      --    475,453,973
   Financials....................    725,930,184           --      --    725,930,184
   Health Care...................    485,588,543           --      --    485,588,543
   Industrials...................    597,488,958       17,216      --    597,506,174
   Information Technology........    795,951,967           --      --    795,951,967
   Materials.....................    228,183,478           --      --    228,183,478
   Other.........................             --           --      --             --
   Real Estate Investment Trusts.      4,126,490           --      --      4,126,490
   Telecommunication Services....    114,275,413           --      --    114,275,413
   Utilities.....................    153,318,088           --      --    153,318,088
Rights/Warrants..................          4,275           --      --          4,275
Temporary Cash Investments.......     19,568,889           --      --     19,568,889
Securities Lending Collateral....             --  673,099,827      --    673,099,827
                                  -------------- ------------ ------- --------------
TOTAL............................ $4,600,331,137 $673,170,668      -- $5,273,501,805
                                  ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES       VALUE+     OF NET ASSETS**
                                                 --------- -------------- ---------------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (12.2%)
   Comcast Corp. Class A........................ 1,024,762 $   31,081,031             0.5%
   Home Depot, Inc. (The).......................   301,629     15,621,366             0.2%
   Lowe's Cos., Inc.............................   606,612     19,090,080             0.3%
  #News Corp. Class A...........................   846,333     16,588,127             0.3%
   Time Warner, Inc.............................   505,637     18,941,162             0.3%
   Walt Disney Co. (The)........................   830,524     35,803,890             0.5%
   Other Securities.............................              799,927,446            12.0%
                                                           -------------- ---------------
Total Consumer Discretionary....................              937,053,102            14.1%
                                                           -------------- ---------------
Consumer Staples -- (5.5%)
  #Coca-Cola Co. (The)..........................   219,621     16,761,475             0.3%
   CVS Caremark Corp............................   637,453     28,443,153             0.4%
   Kraft Foods, Inc. Class A....................   806,654     32,161,295             0.5%
   Procter & Gamble Co. (The)...................   610,480     38,850,947             0.6%
   Wal-Mart Stores, Inc.........................   387,774     22,843,766             0.3%
   Other Securities.............................              284,627,081             4.3%
                                                           -------------- ---------------
Total Consumer Staples..........................              423,687,717             6.4%
                                                           -------------- ---------------
Energy -- (9.8%)
   Anadarko Petroleum Corp......................   239,394     17,526,035             0.3%
   Apache Corp..................................   188,754     18,109,059             0.3%
   Chevron Corp.................................   984,196    104,875,926             1.6%
   ConocoPhillips...............................   632,838     45,330,186             0.7%
   Exxon Mobil Corp............................. 1,268,253    109,500,964             1.6%
   National Oilwell Varco, Inc..................   194,038     14,700,319             0.2%
   Occidental Petroleum Corp....................   321,686     29,344,197             0.4%
   Schlumberger, Ltd............................   196,168     14,543,896             0.2%
   Other Securities.............................              402,494,380             6.1%
                                                           -------------- ---------------
Total Energy....................................              756,424,962            11.4%
                                                           -------------- ---------------
Financials -- (16.1%)
   Bank of America Corp......................... 4,531,729     36,752,322             0.5%
  *Berkshire Hathaway, Inc......................   223,481     17,979,046             0.3%
   Citigroup, Inc............................... 1,039,825     34,355,818             0.5%
   Goldman Sachs Group, Inc. (The)..............   215,233     24,784,080             0.4%
   JPMorgan Chase & Co.......................... 1,878,234     80,726,497             1.2%
   MetLife, Inc.................................   512,756     18,474,599             0.3%
  #PNC Financial Services Group, Inc............   257,595     17,083,700             0.3%
   Prudential Financial, Inc....................   231,600     14,021,064             0.2%
   Travelers Cos., Inc. (The)...................   235,445     15,143,822             0.2%
  #U.S. Bancorp.................................   900,099     28,956,185             0.4%
   Wells Fargo & Co............................. 2,459,604     82,224,562             1.2%
   Other Securities.............................              867,345,934            13.1%
                                                           -------------- ---------------
Total Financials................................            1,237,847,629            18.6%
                                                           -------------- ---------------
Health Care -- (9.0%)
   Amgen, Inc...................................   275,807     19,612,636             0.3%
   Johnson & Johnson............................   349,581     22,754,227             0.3%
   Merck & Co., Inc............................. 1,429,620     56,098,289             0.9%
   Pfizer, Inc.................................. 3,730,349     85,536,903             1.3%
   UnitedHealth Group, Inc......................   453,978     25,490,865             0.4%
   WellPoint, Inc...............................   203,028     13,769,359             0.2%
   Other Securities.............................              471,891,849             7.1%
                                                           -------------- ---------------
Total Health Care...............................              695,154,128            10.5%
                                                           -------------- ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                 ---------- -------------- ---------------
Industrials -- (12.1%)
   General Electric Co..........................  5,181,591 $  101,455,552             1.5%
   Union Pacific Corp...........................    234,080     26,319,955             0.4%
   Other Securities.............................               805,886,206            12.2%
                                                            -------------- ---------------
Total Industrials...............................               933,661,713            14.1%
                                                            -------------- ---------------
Information Technology -- (12.1%)
  *Apple, Inc...................................    101,098     59,065,496             0.9%
   Cisco Sytems, Inc............................    745,021     15,012,173             0.2%
  *Google, Inc..................................     29,049     17,581,326             0.3%
   Hewlett-Packard Co...........................    862,907     21,365,577             0.3%
   Intel Corp...................................  1,282,072     36,410,845             0.6%
   International Business Machines Corp.........    104,155     21,568,417             0.3%
   Microsoft Corp...............................    906,013     29,010,536             0.4%
   Oracle Corp..................................    517,147     15,198,950             0.2%
  #Visa, Inc....................................    232,750     28,623,595             0.4%
   Other Securities.............................               682,524,355            10.3%
                                                            -------------- ---------------
Total Information Technology....................               926,361,270            13.9%
                                                            -------------- ---------------
Materials -- (4.5%)
   Dow Chemical Co. (The).......................    547,213     18,539,576             0.3%
   Other Securities.............................               325,430,724             4.9%
                                                            -------------- ---------------
Total Materials.................................               343,970,300             5.2%
                                                            -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
Real Estate Investment Trusts -- (0.0%)
   Other Securities.............................                 2,596,968             0.0%
                                                            -------------- ---------------
Telecommunication Services -- (2.7%)
   AT&T, Inc....................................  2,908,187     95,708,434             1.4%
   Verizon Communications, Inc..................  1,386,217     55,975,442             0.9%
   Other Securities.............................                53,889,499             0.8%
                                                            -------------- ---------------
Total Telecommunication Services................               205,573,375             3.1%
                                                            -------------- ---------------
Utilities -- (2.1%)
   Other Securities.............................               158,689,843             2.4%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             6,621,021,007            99.7%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                    10,027             0.0%
                                                            -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares..................... 21,758,872     21,758,872             0.3%
                                                            -------------- ---------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                 --------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund..............  1,044,972,044 1,044,972,044 15.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $306,316 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $307,266)
     to be repurchased at $297,395.............. $          297       297,393  0.0%
                                                                ------------- ----
TOTAL SECURITIES LENDING COLLATERAL.............                1,045,269,437 15.7%
                                                                ------------- ----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,786,269,517)......................... $7,688,059,343           115.7%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                              ----------------------------------------------------
                                                 LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                              -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.................... $  936,988,381 $       64,721      -- $  937,053,102
   Consumer Staples..........................    423,687,717             --      --    423,687,717
   Energy....................................    756,424,962             --      --    756,424,962
   Financials................................  1,237,847,629             --      --  1,237,847,629
   Health Care...............................    695,154,128             --      --    695,154,128
   Industrials...............................    933,618,447         43,266      --    933,661,713
   Information Technology....................    926,361,270             --      --    926,361,270
   Materials.................................    343,970,300             --      --    343,970,300
   Other.....................................             --             --      --             --
   Real Estate Investment Trusts.............      2,596,968             --      --      2,596,968
   Telecommunication Services................    205,573,375             --      --    205,573,375
   Utilities.................................    158,689,843             --      --    158,689,843
Rights/Warrants..............................         10,027             --      --         10,027
Temporary Cash Investments...................     21,758,872             --      --     21,758,872
Securities Lending Collateral................             --  1,045,269,437      --  1,045,269,437
                                              -------------- -------------- ------- --------------
TOTAL........................................ $6,642,681,919 $1,045,377,424      -- $7,688,059,343
                                              ============== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.2%)
   Comcast Corp. Class A........................   278,044 $  8,433,075             0.4%
  #Dillard's, Inc. Class A......................    62,205    4,015,955             0.2%
  *Liberty Interactive Corp. Class A............   225,764    4,253,394             0.2%
  *Mohawk Industries, Inc.......................    61,901    4,148,605             0.2%
   Time Warner, Inc.............................   130,694    4,895,797             0.3%
  *Toll Brothers, Inc...........................   151,825    3,856,355             0.2%
   Walt Disney Co. (The)........................   118,253    5,097,887             0.3%
   Other Securities.............................            266,688,863            13.5%
                                                           ------------ ---------------
Total Consumer Discretionary....................            301,389,931            15.3%
                                                           ------------ ---------------
Consumer Staples -- (4.6%)
   Bunge, Ltd...................................    76,001    4,902,064             0.3%
   CVS Caremark Corp............................   121,704    5,430,432             0.3%
   Fortune Brands, Inc..........................    76,533    4,345,544             0.2%
   Kraft Foods, Inc. Class A....................   113,165    4,511,889             0.2%
  #Procter & Gamble Co. (The)...................    91,517    5,824,142             0.3%
   Other Securities.............................             79,664,938             4.0%
                                                           ------------ ---------------
Total Consumer Staples..........................            104,679,009             5.3%
                                                           ------------ ---------------
Energy -- (8.6%)
   Anadarko Petroleum Corp......................    68,323    5,001,927             0.3%
  #Apache Corp..................................    41,198    3,952,536             0.2%
   Chevron Corp.................................   141,904   15,121,290             0.8%
   ConocoPhillips...............................   164,346   11,772,104             0.6%
  *Denbury Resources, Inc.......................   215,040    4,094,362             0.2%
   Devon Energy Corp............................    57,923    4,045,922             0.2%
   Exxon Mobil Corp.............................   154,985   13,381,405             0.7%
   Murphy Oil Corp..............................   106,439    5,850,952             0.3%
  *Plains Exploration & Production Co...........   109,438    4,470,542             0.2%
   Other Securities.............................            128,941,948             6.5%
                                                           ------------ ---------------
Total Energy....................................            196,632,988            10.0%
                                                           ------------ ---------------
Financials -- (20.5%)
   American Financial Group, Inc................   127,737    4,971,524             0.3%
   Bank of America Corp......................... 1,252,365   10,156,680             0.5%
   Bank of New York Mellon Corp. (The)..........   163,628    3,869,802             0.2%
  *CIT Group, Inc...............................   104,979    3,973,455             0.2%
   Citigroup, Inc...............................   184,865    6,107,940             0.3%
   Goldman Sachs Group, Inc. (The)..............    43,159    4,969,759             0.3%
   JPMorgan Chase & Co..........................   570,669   24,527,354             1.2%
   KeyCorp......................................   499,016    4,012,089             0.2%
   M&T Bank Corp................................    45,707    3,943,143             0.2%
   MetLife, Inc.................................   141,103    5,083,941             0.3%
  #PNC Financial Services Group, Inc............    69,935    4,638,089             0.2%
   Principal Financial Group, Inc...............   157,281    4,351,965             0.2%
   Regions Financial Corp.......................   595,355    4,012,693             0.2%
   U.S. Bancorp.................................   130,334    4,192,845             0.2%
   Wells Fargo & Co.............................   351,390   11,746,968             0.6%
   Other Securities.............................            368,105,200            18.7%
                                                           ------------ ---------------
Total Financials................................            468,663,447            23.8%
                                                           ------------ ---------------
Health Care -- (7.3%)
  *Boston Scientific Corp.......................   767,057    4,801,777             0.3%
   Merck & Co., Inc.............................   149,737    5,875,680             0.3%
   Pfizer, Inc..................................   529,241   12,135,496             0.6%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                 ---------- -------------- ---------------
Health Care -- (Continued)
   Other Securities.............................            $  144,073,800             7.3%
                                                            -------------- ---------------
Total Health Care...............................               166,886,753             8.5%
                                                            -------------- ---------------
Industrials -- (12.5%)
   General Electric Co..........................    792,866     15,524,316             0.8%
  *Owens Corning, Inc...........................    115,475      3,966,566             0.2%
   Other Securities.............................               265,186,758            13.4%
                                                            -------------- ---------------
Total Industrials...............................               284,677,640            14.4%
                                                            -------------- ---------------
Information Technology -- (11.0%)
   Fidelity National Information Services, Inc..    140,139      4,718,480             0.3%
   Hewlett-Packard Co...........................    236,991      5,867,897             0.3%
   IAC/InterActiveCorp..........................    115,491      5,560,892             0.3%
   Intel Corp...................................    165,630      4,703,892             0.2%
  #Visa, Inc....................................     37,703      4,636,715             0.2%
   Xerox Corp...................................    731,469      5,690,829             0.3%
   Other Securities.............................               219,244,335            11.1%
                                                            -------------- ---------------
Total Information Technology....................               250,423,040            12.7%
                                                            -------------- ---------------
Materials -- (5.0%)
   Reliance Steel & Aluminum Co.................     70,931      3,964,334             0.2%
   Other Securities.............................               111,239,286             5.7%
                                                            -------------- ---------------
Total Materials.................................               115,203,620             5.9%
                                                            -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
Telecommunication Services -- (2.0%)
   AT&T, Inc....................................    570,322     18,769,297             0.9%
   Verizon Communications, Inc..................    200,794      8,108,062             0.4%
   Other Securities.............................                18,931,967             1.0%
                                                            -------------- ---------------
Total Telecommunication Services................                45,809,326             2.3%
                                                            -------------- ---------------
Utilities -- (1.1%)
   Other Securities.............................                26,272,984             1.3%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             1,960,638,738            99.5%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                     3,016             0.0%
                                                            -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares..................... 12,432,187     12,432,187             0.6%
                                                            -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (13.6%)
(S)@DFA Short Term Investment Fund..............  311,018,596 311,018,596 15.8%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $682,316 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $684,432)
     to be repurchased at $662,444.............. $        662     662,440  0.0%
                                                              ----------- ----
TOTAL SECURITIES LENDING COLLATERAL.............              311,681,036 15.8%
                                                              ----------- ----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                                    VALUE+     OF NET ASSETS**
                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,067,821,364)........................ $2,284,754,977           115.9%
                                                ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  301,363,904 $     26,027      -- $  301,389,931
   Consumer Staples...........    104,679,009           --      --    104,679,009
   Energy.....................    196,565,678       67,310      --    196,632,988
   Financials.................    468,663,447           --      --    468,663,447
   Health Care................    166,886,753           --      --    166,886,753
   Industrials................    284,645,016       32,624      --    284,677,640
   Information Technology.....    250,423,040           --      --    250,423,040
   Materials..................    115,203,620           --      --    115,203,620
   Other......................             --           --      --             --
   Telecommunication Services.     45,809,326           --      --     45,809,326
   Utilities..................     26,272,984           --      --     26,272,984
Rights/Warrants...............          3,016           --      --          3,016
Temporary Cash Investments....     12,432,187           --      --     12,432,187
Securities Lending Collateral.             --  311,681,036      --    311,681,036
                               -------------- ------------ ------- --------------
TOTAL......................... $1,972,947,980 $311,806,997      -- $2,284,754,977
                               ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                              SHARES     VALUE+    OF NET ASSETS**
                                              ------- ------------ ---------------
COMMON STOCKS -- (80.8%)
Consumer Discretionary -- (14.7%)
   Aaron's, Inc.............................. 286,969 $  7,796,948             0.2%
  #Brinker International, Inc................ 322,412   10,146,306             0.2%
  #Buckle, Inc............................... 171,844    7,935,756             0.2%
 #*Cabela's, Inc............................. 277,885   10,506,832             0.2%
 #*Carter's, Inc............................. 215,859   11,721,144             0.3%
 #*Coinstar, Inc............................. 124,263    7,802,474             0.2%
  #Dillard's, Inc. Class A................... 175,813   11,350,487             0.3%
  #Domino's Pizza, Inc....................... 270,452   10,225,790             0.2%
  *Express, Inc.............................. 336,736    7,953,704             0.2%
  #HSN, Inc.................................. 206,075    7,975,102             0.2%
  #Penske Automotive Group, Inc.............. 337,541    8,924,584             0.2%
 #*Pier 1 Imports, Inc....................... 641,193   11,015,696             0.3%
   Rent-A-Center, Inc........................ 228,132    7,804,396             0.2%
  #Six Flags Entertainment Corp.............. 182,712    8,753,732             0.2%
  #Wolverine World Wide, Inc................. 192,788    8,087,457             0.2%
   Other Securities..........................          640,242,941            14.9%
                                                      ------------ ---------------
Total Consumer Discretionary.................          778,243,349            18.2%
                                                      ------------ ---------------
Consumer Staples -- (3.7%)
  #Casey's General Stores, Inc............... 144,677    8,152,549             0.2%
 #*Darling International, Inc................ 474,139    7,766,397             0.2%
  *Hain Celestial Group, Inc (The)........... 180,533    8,539,211             0.2%
  #Nu Skin Enterprises, Inc. Class A......... 252,750   13,471,575             0.3%
   PriceSmart, Inc........................... 115,776    9,556,151             0.2%
 #*United Natural Foods, Inc................. 164,064    8,086,715             0.2%
   Other Securities..........................          137,783,170             3.2%
                                                      ------------ ---------------
Total Consumer Staples.......................          193,355,768             4.5%
                                                      ------------ ---------------
Energy -- (4.1%)
  *CVR Energy, Inc........................... 328,935    9,986,467             0.2%
  *Helix Energy Solutions Group, Inc......... 411,469    8,398,082             0.2%
   Other Securities..........................          196,274,615             4.6%
                                                      ------------ ---------------
Total Energy.................................          214,659,164             5.0%
                                                      ------------ ---------------
Financials -- (12.3%)
   Delphi Financial Group, Inc. Class A...... 185,627    8,431,178             0.2%
   Fulton Financial Corp..................... 771,890    8,097,126             0.2%
   Other Securities..........................          635,746,373            14.8%
                                                      ------------ ---------------
Total Financials.............................          652,274,677            15.2%
                                                      ------------ ---------------
Health Care -- (8.3%)
 #*Align Technology, Inc..................... 286,722    9,091,955             0.2%
 #*Medicines Co. (The)....................... 351,538    7,765,474             0.2%
  #Medicis Pharmaceutical Corp. Class A...... 202,645    7,795,753             0.2%
  *Myriad Genetics, Inc...................... 338,879    8,814,243             0.2%
 #*Thoratec Corp............................. 319,166   11,110,168             0.3%
  *WellCare Health Plans, Inc................ 179,775   10,998,634             0.2%
   Other Securities..........................          385,627,713             9.0%
                                                      ------------ ---------------
Total Health Care............................          441,203,940            10.3%
                                                      ------------ ---------------
Industrials -- (14.9%)
  #Actuant Corp. Class A..................... 293,042    7,991,255             0.2%
  #Alexander & Baldwin, Inc.................. 163,316    8,355,247             0.2%
  *Chart Industries, Inc..................... 117,013    8,943,304             0.2%
  #EMCOR Group, Inc.......................... 272,700    7,995,564             0.2%
 #*Hexcel Corp............................... 299,983    8,213,535             0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES         VALUE+     OF NET ASSETS**
                                                 ------------ -------------- ---------------
Industrials -- (Continued)
 #*Old Dominion Freight Line, Inc...............      191,772 $    8,528,101             0.2%
 #*Teledyne Technologies, Inc...................      128,530      8,305,609             0.2%
  #Toro Co......................................      118,416      8,462,007             0.2%
 #*United Rentals, Inc..........................      165,341      7,718,118             0.2%
Other Securities................................                 714,345,290            16.6%
                                                              -------------- ---------------
Total Industrials...............................                 788,858,030            18.4%
                                                              -------------- ---------------
Information Technology -- (15.3%)
 #*Anixter International, Inc...................      128,352      8,802,380             0.2%
 #*CommVault Systems, Inc.......................      159,126      8,285,691             0.2%
 #*NeuStar, Inc.................................      253,413      9,211,563             0.2%
 #*SolarWinds, Inc..............................      262,245     12,301,913             0.3%
 #*ViaSat, Inc..................................      162,825      7,864,448             0.2%
 #*Wright Express Corp..........................      136,186      8,691,391             0.2%
   Other Securities.............................                 752,380,451            17.5%
                                                              -------------- ---------------
Total Information Technology....................                 807,537,837            18.8%
                                                              -------------- ---------------
Materials -- (4.3%)
  #NewMarket Corp...............................       40,110      8,953,354             0.2%
   Other Securities.............................                 215,992,781             5.1%
                                                              -------------- ---------------
Total Materials.................................                 224,946,135             5.3%
                                                              -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                       1,730             0.0%
                                                              -------------- ---------------
Telecommunication Services -- (0.6%)
  *AboveNet, Inc................................      105,252      8,753,809             0.2%
   Other Securities.............................                  25,410,251             0.6%
                                                              -------------- ---------------
Total Telecommunication Services................                  34,164,060             0.8%
                                                              -------------- ---------------
Utilities -- (2.6%)
  #IDACORP, Inc.................................      188,896      7,695,623             0.2%
  #Portland General Electric Co.................      300,360      7,758,299             0.2%
   Other Securities.............................                 121,501,418             2.8%
                                                              -------------- ---------------
Total Utilities.................................                 136,955,340             3.2%
                                                              -------------- ---------------
TOTAL COMMON STOCKS.............................               4,272,200,030            99.7%
                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                      32,205             0.0%
                                                              -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares.....................   23,640,019     23,640,019             0.5%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (18.8%)
(S)@DFA Short Term Investment Fund..............  992,082,010    992,082,010            23.2%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $503,025 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $504,585)
     to be repurchased at $488,375.............. $        488        488,372             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 992,570,382            23.2%
                                                              -------------- ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,599,339,684)......................... $5,288,442,636           123.4%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.......... $  778,167,982 $     75,367      -- $  778,243,349
   Consumer Staples................    193,355,768           --      --    193,355,768
   Energy..........................    214,437,386      221,778      --    214,659,164
   Financials......................    652,274,677           --      --    652,274,677
   Health Care.....................    441,203,940           --      --    441,203,940
   Industrials.....................    788,540,212      317,818      --    788,858,030
   Information Technology..........    807,537,837           --      --    807,537,837
   Materials.......................    224,946,135           --      --    224,946,135
   Other...........................             --        1,730      --          1,730
   Telecommunication Services......     34,164,060           --      --     34,164,060
   Utilities.......................    136,955,340           --      --    136,955,340
Rights/Warrants....................         32,205           --      --         32,205
Temporary Cash Investments.........     23,640,019           --      --     23,640,019
Securities Lending Collateral......             --  992,570,382      --    992,570,382
                                    -------------- ------------ ------- --------------
TOTAL.............................. $4,295,255,561 $993,187,075      -- $5,288,442,636
                                    ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES     VALUE+    OF NET ASSETS**
                                                 ------- ------------ ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (15.8%)
 #*Asbury Automotive Group, Inc................. 295,080 $  8,238,634             0.2%
  *Dorman Products, Inc......................... 158,055    7,551,868             0.2%
  #Finish Line, Inc. Class A (The).............. 400,378    8,912,414             0.3%
  *Genesco, Inc................................. 140,786   10,558,950             0.3%
 #*Hibbett Sporting Goods, Inc.................. 213,043   12,722,928             0.4%
  *Papa John's International, Inc............... 217,901    8,777,052             0.3%
 #*Select Comfort Corp.......................... 290,114    8,378,492             0.2%
  #Sturm Ruger & Co., Inc....................... 189,301   10,803,408             0.3%
 #*Zumiez, Inc.................................. 221,700    8,127,522             0.2%
   Other Securities.............................          554,355,284            15.6%
                                                         ------------ ---------------
Total Consumer Discretionary....................          638,426,552            18.0%
                                                         ------------ ---------------
Consumer Staples -- (3.6%)
   Andersons, Inc. (The)........................ 164,550    8,293,320             0.2%
  #Cal-Maine Foods, Inc......................... 207,119    7,462,498             0.2%
  *Elizabeth Arden, Inc......................... 261,981   10,212,019             0.3%
   J & J Snack Foods Corp....................... 180,997   10,146,692             0.3%
   WD-40 Co..................................... 165,082    7,441,897             0.2%
   Other Securities.............................          104,279,906             3.0%
                                                         ------------ ---------------
Total Consumer Staples..........................          147,836,332             4.2%
                                                         ------------ ---------------
Energy -- (4.1%)
 #*Clayton Williams Energy, Inc................. 110,880    8,154,115             0.2%
   Other Securities.............................          157,961,970             4.5%
                                                         ------------ ---------------
Total Energy....................................          166,116,085             4.7%
                                                         ------------ ---------------
Financials -- (13.6%)
  #Bank of the Ozarks, Inc...................... 312,184    9,646,486             0.3%
   FBL Financial Group, Inc. Class A............ 289,468    8,429,308             0.2%
   Horace Mann Educators Corp................... 424,387    7,447,992             0.2%
   Infinity Property & Casualty Corp............ 141,994    7,583,900             0.2%
 #*World Acceptance Corp........................ 156,911   10,436,151             0.3%
   Other Securities.............................          507,862,698            14.3%
                                                         ------------ ---------------
Total Financials................................          551,406,535            15.5%
                                                         ------------ ---------------
Health Care -- (10.1%)
 #*Air Methods Corp............................. 115,182    9,687,958             0.3%
 #*Akorn, Inc................................... 733,196    8,893,667             0.3%
  *Amsurg Corp.................................. 295,558    8,500,248             0.2%
   Analogic Corp................................ 126,116    8,602,372             0.2%
 #*Ariad Pharmaceuticals, Inc................... 788,909   12,859,217             0.4%
   CONMED Corp.................................. 265,831    7,600,108             0.2%
  *Cyberonics, Inc.............................. 225,257    8,627,343             0.2%
   Other Securities.............................          343,230,746             9.7%
                                                         ------------ ---------------
Total Health Care...............................          408,001,659            11.5%
                                                         ------------ ---------------
Industrials -- (15.3%)
 #*Colfax Corp.................................. 234,484    7,946,663             0.2%
   Kaman Corp................................... 236,632    8,135,408             0.2%
   Raven Industries, Inc........................ 178,996   10,777,349             0.3%
  #TAL International Group, Inc................. 210,541    8,697,449             0.2%
  #Titan International, Inc..................... 319,702    9,236,191             0.3%
   UniFirst Corp................................ 129,866    7,890,658             0.2%
   Other Securities.............................          566,108,056            16.0%
                                                         ------------ ---------------
Total Industrials...............................          618,791,774            17.4%
                                                         ------------ ---------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES         VALUE+     OF NET ASSETS**
                                                 ------------ -------------- ---------------
Information Technology -- (17.2%)
   Cabot Microelectronics Corp..................      230,045 $    7,908,947             0.2%
   Forrester Research, Inc......................      256,389      9,088,990             0.3%
 #*iGATE Corp...................................      521,424     10,146,911             0.3%
  *Insight Enterprises, Inc.....................      398,956      8,102,796             0.2%
 #*Liquidity Services, Inc......................      144,598      7,711,411             0.2%
  #Littlefuse, Inc..............................      117,934      7,390,924             0.2%
  *Loral Space & Communications, Inc............      126,670      7,859,874             0.2%
 #*Manhattan Associates, Inc....................      238,948     11,983,242             0.4%
   MTS Systems Corp.............................      170,976      8,201,719             0.2%
  *OSI Systems, Inc.............................      150,502     10,062,564             0.3%
  *ScanSource, Inc..............................      236,107      7,782,087             0.2%
 #*Tyler Technologies, Inc......................      364,519     14,562,534             0.4%
   Other Securities.............................                 586,492,339            16.5%
                                                              -------------- ---------------
Total Information Technology....................                 697,294,338            19.6%
                                                              -------------- ---------------
Materials -- (5.0%)
  #AMCOL International Corp.....................      263,102      8,671,842             0.3%
   Buckeye Technologies, Inc....................      257,175      8,335,042             0.2%
   Stepan Co....................................       85,522      7,770,529             0.2%
   Other Securities.............................                 178,190,488             5.0%
                                                              -------------- ---------------
Total Materials.................................                 202,967,901             5.7%
                                                              -------------- ---------------
Other -- (0.0%)
   Other Securities.............................                       9,955             0.0%
                                                              -------------- ---------------
Telecommunication Services -- (1.0%)
   Other Securities.............................                  41,651,029             1.2%
                                                              -------------- ---------------
Utilities -- (1.7%)
  #CH Energy Group, Inc.........................      129,612      8,505,139             0.2%
  #MGE Energy, Inc..............................      196,967      9,009,271             0.3%
   Other Securities.............................                  52,040,223             1.5%
                                                              -------------- ---------------
Total Utilities.................................                  69,554,633             2.0%
                                                              -------------- ---------------
TOTAL COMMON STOCKS.............................               3,542,056,793            99.8%
                                                              -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.............................                      49,302             0.0%
                                                              -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares.....................   23,805,550     23,805,550             0.6%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT
                                                 ------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund..............  484,821,225    484,821,225            13.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $564,332 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $566,082)
     to be repurchased at $547,896.............. $        548        547,893             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 485,369,118            13.7%
                                                              -------------- ---------------

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,526,507,966)......................... $4,051,280,763           114.1%
                                                 ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                              -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.................... $  638,243,286 $    183,266      -- $  638,426,552
   Consumer Staples..........................    147,836,332           --      --    147,836,332
   Energy....................................    166,116,085           --      --    166,116,085
   Financials................................    551,405,553          982      --    551,406,535
   Health Care...............................    408,001,659           --      --    408,001,659
   Industrials...............................    618,512,337      279,437      --    618,791,774
   Information Technology....................    697,294,140          198      --    697,294,338
   Materials.................................    202,967,901           --      --    202,967,901
   Other.....................................             --        9,955      --          9,955
   Telecommunication Services................     41,650,488          541      --     41,651,029
   Utilities.................................     69,554,633           --      --     69,554,633
Rights/Warrants..............................         49,302           --      --         49,302
Temporary Cash Investments...................     23,805,550           --      --     23,805,550
Securities Lending Collateral................             --  485,369,118      --    485,369,118
                                              -------------- ------------ ------- --------------
TOTAL........................................ $3,565,437,266 $485,843,497      -- $4,051,280,763
                                              ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                  ---------- -------------- ---------------
COMMON STOCKS -- (84.7%)
Real Estate Investment Trusts -- (84.7%)
   Alexander's, Inc..............................     48,481 $   18,889,652             0.5%
  #Alexandria Real Estate Equities, Inc..........    528,995     39,632,305             1.1%
  #American Campus Communities, Inc..............    645,000     28,670,250             0.8%
  #Apartment Investment & Management Co. Class A.  1,080,080     29,324,172             0.8%
  #AvalonBay Communities, Inc....................    815,226    118,533,860             3.3%
  #BioMed Realty Trust, Inc......................  1,288,125     25,530,637             0.7%
   Boston Properties, Inc........................  1,288,587    139,489,543             3.9%
  #BRE Properties, Inc...........................    650,432     34,147,680             1.0%
  #Camden Property Trust.........................    655,413     44,351,798             1.2%
  #CBL & Associates Properties, Inc..............  1,226,022     22,840,790             0.6%
  #DDR Corp......................................  2,169,519     32,108,881             0.9%
  #Digital Realty Trust, Inc.....................    903,607     67,851,850             1.9%
  #Douglas Emmett, Inc...........................  1,126,607     26,182,347             0.7%
  #Duke Realty Corp..............................  2,244,095     33,235,047             0.9%
  #Entertainment Properties Trust................    399,914     19,191,873             0.5%
  #Equity Lifestyle Properties, Inc..............    330,966     23,147,762             0.6%
  #Equity Residential............................  2,602,656    159,907,185             4.4%
  #Essex Property Trust, Inc.....................    296,514     46,840,317             1.3%
  #Extra Space Storage, Inc......................    775,858     23,547,290             0.7%
  #Federal Realty Investment Trust...............    570,549     57,431,462             1.6%
  #General Growth Properties, Inc................  3,768,676     67,082,433             1.9%
  #HCP, Inc......................................  3,410,847    141,379,608             3.9%
   Health Care REIT, Inc.........................  1,741,141     98,653,049             2.7%
  #Highwoods Properties, Inc.....................    655,670     22,771,419             0.6%
   Home Properties, Inc..........................    401,711     24,524,457             0.7%
  #Hospitality Properties Trust..................  1,129,465     31,150,645             0.9%
  #Host Hotels & Resorts, Inc....................  6,263,417    104,223,259             2.9%
  #Kilroy Realty Corp............................    523,151     24,823,515             0.7%
   Kimco Realty Corp.............................  3,688,342     71,590,718             2.0%
  #LaSalle Hotel Properties......................    724,050     21,294,310             0.6%
   Liberty Property Trust........................  1,048,979     38,235,285             1.1%
  #Macerich Co. (The)............................  1,131,317     69,655,188             1.9%
  #Mack-Cali Realty Corp.........................    756,315     21,721,367             0.6%
  #Mid-America Apartment Communities, Inc........    322,753     21,969,797             0.6%
  #National Retail Properties, Inc...............    867,021     23,739,035             0.7%
  #Piedmont Office Realty Trust, Inc. Class A....  1,446,270     25,656,830             0.7%
  #Post Properties, Inc..........................    454,363     22,127,478             0.6%
   ProLogis, Inc.................................  3,840,930    137,428,475             3.8%
   Public Storage................................  1,324,670    189,772,224             5.3%
  #Realty Income Corp............................  1,118,294     43,993,686             1.2%
  #Regency Centers Corp..........................    759,307     34,138,443             1.0%
  #Senior Housing Properties Trust...............  1,367,388     30,191,927             0.8%
  #Simon Property Group, Inc.....................  2,680,150    417,031,340            11.6%
  #SL Green Realty Corp..........................    754,302     62,184,657             1.7%
  #Tanger Factory Outlet Centers, Inc............    763,527     23,913,666             0.7%
  #Taubman Centers, Inc..........................    507,618     39,177,957             1.1%
  #UDR, Inc......................................  1,843,656     48,543,462             1.4%
  #Ventas, Inc...................................  2,398,518    141,008,873             3.9%
  #Vornado Realty Trust..........................  1,508,390    129,480,198             3.6%
  #Weingarten Realty Investors...................  1,049,531     27,875,544             0.8%
   Other Securities..............................               420,273,334            11.7%
                                                             -------------- ---------------
TOTAL COMMON STOCKS..............................             3,566,466,880            99.1%
                                                             -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   BlackRock Liquidity Funds TempCash Portfolio
     - Institutional Shares...................... 30,065,272     30,065,272             0.9%
                                                             -------------- ---------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                 SHARES/ FACE                  PERCENTAGE
                                                    AMOUNT        VALUE+     OF NET ASSETS*
                                                 ------------ -------------- --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (14.6%)
(S)@DFA Short Term Investment Fund..............  615,643,335 $  615,643,335           17.1%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $581,277 FNMA, rates ranging from 2.000%
     to 6.331%(r), maturities ranging from
     01/01/19 to 09/01/45, valued at $583,079)
     to be repurchased at $564,347.............. $        564        564,344            0.0%
                                                              -------------- --------------
TOTAL SECURITIES LENDING COLLATERAL.............                 616,207,679           17.1%
                                                              -------------- --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,085,720,573).........................              $4,212,739,831          117.1%
                                                              ============== ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                           --------------------------------------------------
                                              LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                           -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts.......... $3,566,466,880           --      -- $3,566,466,880
Temporary Cash Investments................     30,065,272           --      --     30,065,272
Securities Lending Collateral.............             -- $616,207,679      --    616,207,679
                                           -------------- ------------ ------- --------------
TOTAL..................................... $3,596,532,152 $616,207,679      -- $4,212,739,831
                                           ============== ============ ======= ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
COMMON STOCKS -- (83.8%)
AUSTRALIA -- (6.5%)
   Australia & New Zealand Banking Group, Ltd... 456,726 $ 11,314,584             0.6%
  #BHP Billiton, Ltd............................ 333,112   12,360,858             0.6%
  #BHP Billiton, Ltd. Sponsored ADR.............  94,000    6,984,200             0.4%
  #Commonwealth Bank of Australia NL............ 258,775   13,959,083             0.7%
  #National Australia Bank, Ltd................. 399,549   10,443,925             0.5%
   Westpac Banking Corp......................... 428,372   10,095,099             0.5%
   Other Securities.............................           85,764,130             4.4%
                                                         ------------ ---------------
TOTAL AUSTRALIA.................................          150,921,879             7.7%
                                                         ------------ ---------------
AUSTRIA -- (0.2%)
   Other Securities.............................            5,184,556             0.3%
                                                         ------------ ---------------
BELGIUM -- (0.7%)
  #Anheuser-Busch InBev NV...................... 101,785    7,336,184             0.4%
   Other Securities.............................            9,256,328             0.4%
                                                         ------------ ---------------
TOTAL BELGIUM...................................           16,592,512             0.8%
                                                         ------------ ---------------
CANADA -- (9.4%)
  #Bank of Montreal............................. 114,316    6,789,411             0.4%
   Bank of Nova Scotia.......................... 182,327   10,114,410             0.5%
   Barrick Gold Corp............................ 166,000    6,714,947             0.3%
  #Royal Bank of Canada......................... 231,780   13,395,070             0.7%
   Suncor Energy, Inc........................... 277,879    9,178,713             0.5%
  #Toronto Dominion Bank........................ 160,784   13,588,962             0.7%
   Other Securities.............................          157,197,706             8.0%
                                                         ------------ ---------------
TOTAL CANADA....................................          216,979,219            11.1%
                                                         ------------ ---------------
DENMARK -- (0.9%)
   Other Securities.............................           21,590,680             1.1%
                                                         ------------ ---------------
FINLAND -- (0.6%)
   Other Securities.............................           15,041,944             0.8%
                                                         ------------ ---------------
FRANCE -- (6.8%)
   BNP Paribas SA............................... 168,361    6,794,936             0.3%
  #LVMH Moet Hennessy Louis Vuitton SA..........  42,051    6,976,066             0.4%
   Sanofi SA.................................... 145,482   11,112,155             0.6%
   Total SA..................................... 221,099   10,613,528             0.5%
   Total SA Sponsored ADR....................... 144,707    6,961,854             0.4%
   Other Securities.............................          113,834,819             5.8%
                                                         ------------ ---------------
TOTAL FRANCE....................................          156,293,358             8.0%
                                                         ------------ ---------------
GERMANY -- (6.2%)
  #BASF SE...................................... 141,010   11,609,762             0.6%
  #Bayer AG.....................................  99,729    7,027,277             0.4%
   Daimler AG................................... 163,887    9,068,099             0.5%
   SAP AG....................................... 102,924    6,825,239             0.3%
   Siemens AG...................................  72,344    6,714,982             0.3%
   Other Securities.............................          101,800,389             5.2%
                                                         ------------ ---------------
TOTAL GERMANY...................................          143,045,748             7.3%
                                                         ------------ ---------------
GREECE -- (0.1%)
   Other Securities.............................            1,196,440             0.1%
                                                         ------------ ---------------
HONG KONG -- (2.2%)
   Other Securities.............................           50,447,891             2.6%
                                                         ------------ ---------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
IRELAND -- (0.2%)
   Other Securities.............................           $  5,529,947             0.3%
                                                           ------------ ---------------
ISRAEL -- (0.4%)
   Other Securities.............................              9,839,423             0.5%
                                                           ------------ ---------------
ITALY -- (1.6%)
   Other Securities.............................             36,235,246             1.8%
                                                           ------------ ---------------
JAPAN -- (15.9%)
  #Mitsubishi UFJ Financial Group, Inc. ADR..... 1,455,897    6,930,070             0.4%
   Sumitomo Mitsui Financial Group, Inc.........   236,140    7,556,192             0.4%
   Toyota Motor Corp............................   295,300   12,100,735             0.6%
  #Toyota Motor Corp. Sponsored ADR.............    81,534    6,667,851             0.3%
   Other Securities.............................            335,854,691            17.2%
                                                           ------------ ---------------
TOTAL JAPAN.....................................            369,109,539            18.9%
                                                           ------------ ---------------
NETHERLANDS -- (1.9%)
   Unilever NV..................................   266,590    9,131,834             0.5%
   Other Securities.............................             33,969,423             1.7%
                                                           ------------ ---------------
TOTAL NETHERLANDS...............................             43,101,257             2.2%
                                                           ------------ ---------------
NEW ZEALAND -- (0.1%)
   Other Securities.............................              2,124,086             0.1%
                                                           ------------ ---------------
NORWAY -- (0.9%)
   Other Securities.............................             20,705,191             1.1%
                                                           ------------ ---------------
PORTUGAL -- (0.2%)
   Other Securities.............................              3,745,151             0.2%
                                                           ------------ ---------------
SINGAPORE -- (1.4%)
   Other Securities.............................             31,547,557             1.6%
                                                           ------------ ---------------
SPAIN -- (2.0%)
   Other Securities.............................             45,786,247             2.3%
                                                           ------------ ---------------
SWEDEN -- (2.4%)
   Other Securities.............................             56,476,053             2.9%
                                                           ------------ ---------------
SWITZERLAND -- (6.1%)
   Nestle SA....................................   518,109   31,754,526             1.6%
   Novartis AG..................................   245,458   13,553,271             0.7%
   Novartis AG ADR..............................   147,100    8,115,507             0.4%
   Roche Holding AG Genusschein.................   110,635   20,219,714             1.0%
  *UBS AG.......................................   612,736    7,651,964             0.4%
   Other Securities.............................             60,446,363             3.1%
                                                           ------------ ---------------
TOTAL SWITZERLAND...............................            141,741,345             7.2%
                                                           ------------ ---------------
UNITED KINGDOM -- (17.1%)
   Anglo American P.L.C.........................   234,651    9,068,045             0.5%
   BG Group P.L.C...............................   495,973   11,702,594             0.6%
  #BHP Billiton P.L.C. ADR......................   113,263    7,289,607             0.4%
   BP P.L.C. Sponsored ADR......................   517,641   22,470,796             1.1%
   British American Tobacco P.L.C...............   282,921   14,510,905             0.7%
   GlaxoSmithKline P.L.C........................   513,282   11,857,598             0.6%
   GlaxoSmithKline P.L.C. Sponsored AD..........   154,591    7,146,742             0.4%
   HSBC Holdings P.L.C.......................... 1,512,952   13,657,702             0.7%
  #HSBC Holdings P.L.C. Sponsored ADR...........   339,416   15,331,421             0.8%
   Rio Tinto P.L.C..............................   150,148    8,416,525             0.4%
   Royal Dutch Shell P.L.C. ADR.................   267,024   19,588,881             1.0%
   SABmiller P.L.C..............................   159,746    6,713,889             0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   Standard Chartered P.L.C.....................   430,925 $   10,534,257             0.5%
   Tesco P.L.C.................................. 1,379,841      7,109,883             0.4%
   Vodafone Group P.L.C......................... 3,189,133      8,827,408             0.5%
   Vodafone Group P.L.C. Sponsored ADR..........   680,782     18,946,163             1.0%
   Xstrata P.L.C................................   353,374      6,786,735             0.3%
   Other Securities.............................              195,960,562            10.0%
                                                           -------------- ---------------
TOTAL UNITED KINGDOM............................              395,919,713            20.2%
                                                           -------------- ---------------
TOTAL COMMON STOCKS.............................            1,939,154,982            99.1%
                                                           -------------- ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Other Securities.............................                1,177,119             0.1%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                   53,405             0.0%
                                                           -------------- ---------------
TOTAL PREFERRED STOCKS..........................                1,230,524             0.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities.............................                        4             0.0%
                                                           -------------- ---------------
FRANCE -- (0.0%)
   Other Securities.............................                       15             0.0%
                                                           -------------- ---------------
NORWAY -- (0.0%)
   Other Securities.............................                        3             0.0%
                                                           -------------- ---------------
SPAIN -- (0.0%)
   Other Securities.............................                        2             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                       24             0.0%
                                                           -------------- ---------------


                                                   SHARES/
                                                    FACE
                                                   AMOUNT         VALUE+
                                                 ------------ --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (16.2%)
(S)@DFA Short Term Investment Fund..............  374,000,000    374,000,000  19.1%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $835,721) to be repurchased at
     $819,339................................... $        819        819,334   0.1%
                                                              -------------- -----
TOTAL SECURITIES LENDING COLLATERAL.............                 374,819,334  19.2%
                                                              -------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,173,606,545).........................              $2,315,204,864 118.4%
                                                              ============== =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
   Australia....................... $  9,251,552 $  141,670,327      -- $  150,921,879
   Austria.........................       52,320      5,132,236      --      5,184,556
   Belgium.........................    2,653,908     13,938,604      --     16,592,512
   Canada..........................  216,979,219             --      --    216,979,219
   Denmark.........................    3,900,588     17,690,092      --     21,590,680
   Finland.........................    1,042,310     13,999,634      --     15,041,944
   France..........................   14,168,008    142,125,350      --    156,293,358
   Germany.........................   23,887,029    119,158,719      --    143,045,748
   Greece..........................           --      1,196,440      --      1,196,440
   Hong Kong.......................           --     50,447,891      --     50,447,891
   Ireland.........................    2,019,734      3,510,213      --      5,529,947
   Israel..........................    6,259,251      3,580,172      --      9,839,423
   Italy...........................    5,672,778     30,562,468      --     36,235,246
   Japan...........................   33,945,104    335,164,435      --    369,109,539
   Netherlands.....................    3,291,364     39,809,893      --     43,101,257
   New Zealand.....................           --      2,124,086      --      2,124,086
   Norway..........................    1,282,811     19,422,380      --     20,705,191
   Portugal........................      108,808      3,636,343      --      3,745,151
   Singapore.......................           --     31,547,557      --     31,547,557
   Spain...........................   16,282,483     29,503,764      --     45,786,247
   Sweden..........................      659,580     55,816,473      --     56,476,053
   Switzerland.....................   16,053,216    125,688,129      --    141,741,345
   United Kingdom..................  132,875,152    263,044,561      --    395,919,713
Preferred Stocks
   Germany.........................           --      1,177,119      --      1,177,119
   United Kingdom..................           --         53,405      --         53,405
Rights/Warrants
   Belgium.........................           --              4      --              4
   France..........................           --             15      --             15
   Norway..........................           --              3      --              3
   Spain...........................           --              2      --              2
Securities Lending Collateral......           --    374,819,334      --    374,819,334
                                    ------------ -------------- ------- --------------
TOTAL.............................. $490,385,215 $1,824,819,649      -- $2,315,204,864
                                    ============ ============== ======= ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                   SHARES    VALUE++    OF NET ASSETS**
                                                   ------- ------------ ---------------
COMMON STOCKS -- (84.8%)
AUSTRALIA -- (6.0%)
   Australia & New Zealand Banking Group, Ltd..... 803,552 $ 19,906,589             0.3%
  #Commonwealth Bank of Australia NL.............. 291,226   15,709,586             0.3%
  #National Australia Bank, Ltd................... 935,297   24,447,996             0.4%
   Wesfarmers, Ltd................................ 435,744   13,683,153             0.2%
   Westpac Banking Corp........................... 652,008   15,365,350             0.3%
   Other Securities...............................          324,853,928             5.5%
                                                           ------------ ---------------
TOTAL AUSTRALIA...................................          413,966,602             7.0%
                                                           ------------ ---------------
AUSTRIA -- (0.4%)
   Other Securities...............................           28,142,378             0.5%
                                                           ------------ ---------------
BELGIUM -- (0.9%)
   Other Securities...............................           59,136,219             1.0%
                                                           ------------ ---------------
CANADA -- (9.6%)
  #Bank of Montreal............................... 266,573   15,832,199             0.3%
  #Bank of Nova Scotia............................ 264,875   14,693,678             0.2%
   Canadian National Resources, Ltd............... 378,150   13,137,731             0.2%
  #Royal Bank of Canada........................... 326,040   18,842,561             0.3%
   Suncor Energy, Inc............................. 654,429   21,616,661             0.4%
  #Toronto Dominion Bank.......................... 350,772   29,646,155             0.5%
   Other Securities...............................          550,244,622             9.3%
                                                           ------------ ---------------
TOTAL CANADA......................................          664,013,607            11.2%
                                                           ------------ ---------------
CHINA -- (0.0%)
   Other Securities...............................              177,538             0.0%
                                                           ------------ ---------------
DENMARK -- (0.8%)
   Other Securities...............................           56,390,298             0.9%
                                                           ------------ ---------------
FINLAND -- (1.3%)
   Other Securities...............................           86,625,407             1.5%
                                                           ------------ ---------------
FRANCE -- (5.9%)
   BNP Paribas SA................................. 412,437   16,645,677             0.3%
   GDF Suez SA.................................... 531,910   12,246,800             0.2%
   Sanofi SA ADR.................................. 562,231   21,465,980             0.4%
  #Total SA Sponsored ADR......................... 497,184   23,919,522             0.4%
   Other Securities...............................          332,549,935             5.6%
                                                           ------------ ---------------
TOTAL FRANCE......................................          406,827,914             6.9%
                                                           ------------ ---------------
GERMANY -- (5.3%)
   Bayerische Motoren Werke AG.................... 146,243   13,909,458             0.2%
   Daimler AG..................................... 406,057   22,467,707             0.4%
   Deutsche Bank AG............................... 331,650   14,397,919             0.3%
  #E.ON AG........................................ 592,057   13,405,193             0.2%
  #Munchener Rueckversicherungs-Gesellschaft AG...  84,700   12,302,677             0.2%
   Siemens AG Sponsored ADR....................... 133,713   12,417,926             0.2%
   Other Securities...............................          274,964,716             4.6%
                                                           ------------ ---------------
TOTAL GERMANY.....................................          363,865,596             6.1%
                                                           ------------ ---------------
GREECE -- (0.3%)
   Other Securities...............................           19,023,158             0.3%
                                                           ------------ ---------------
HONG KONG -- (2.1%)
   Other Securities...............................          143,741,558             2.4%
                                                           ------------ ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
IRELAND -- (0.5%)
   Other Securities.............................           $   35,090,814             0.6%
                                                           -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities.............................               39,191,586             0.7%
                                                           -------------- ---------------
ITALY -- (1.8%)
   Other Securities.............................              126,012,335             2.1%
                                                           -------------- ---------------
JAPAN -- (17.3%)
   Honda Motor Co., Ltd. Sponsored ADR..........   407,432     14,683,849             0.2%
   Mitsubishi UFJ Financial Group, Inc.......... 3,578,700     17,183,174             0.3%
   Mizuho Financial Group, Inc.................. 9,729,760     15,339,037             0.3%
   Sumitomo Mitsui Financial Group, Inc.........   572,770     18,327,942             0.3%
  #Toyota Motor Corp. Sponsored ADR.............   346,941     28,372,835             0.5%
   Other Securities.............................            1,097,539,198            18.5%
                                                           -------------- ---------------
TOTAL JAPAN.....................................            1,191,446,035            20.1%
                                                           -------------- ---------------
NETHERLANDS -- (2.1%)
   Other Securities.............................              145,890,264             2.5%
                                                           -------------- ---------------
NEW ZEALAND -- (0.2%)
   Other Securities.............................               15,676,378             0.3%
                                                           -------------- ---------------
NORWAY -- (1.0%)
   Other Securities.............................               71,534,822             1.2%
                                                           -------------- ---------------
PORTUGAL -- (0.3%)
   Other Securities.............................               19,341,371             0.3%
                                                           -------------- ---------------
SINGAPORE -- (1.5%)
   Other Securities.............................              102,478,966             1.7%
                                                           -------------- ---------------
SPAIN -- (1.7%)
   Banco Santander SA Sponsored ADR............. 2,229,277     14,111,323             0.2%
   Other Securities.............................              106,176,410             1.8%
                                                           -------------- ---------------
TOTAL SPAIN.....................................              120,287,733             2.0%
                                                           -------------- ---------------
SWEDEN -- (2.7%)
   Other Securities.............................              185,291,511             3.1%
                                                           -------------- ---------------
SWITZERLAND -- (5.2%)
   Holcim, Ltd..................................   194,314     12,119,793             0.2%
   Nestle SA....................................   587,284     35,994,212             0.6%
   Novartis AG ADR..............................   627,200     34,602,624             0.6%
   Roche Holding AG Genusschein.................    82,873     15,145,916             0.3%
  *Swiss Re, Ltd................................   260,756     16,373,671             0.3%
  *UBS AG....................................... 1,371,785     17,131,114             0.3%
   Zurich Insurance Group AG....................    94,275     23,097,651             0.4%
   Other Securities.............................              204,468,901             3.4%
                                                           -------------- ---------------
TOTAL SWITZERLAND...............................              358,933,882             6.1%
                                                           -------------- ---------------
UNITED KINGDOM -- (17.3%)
   Anglo American P.L.C.........................   573,863     22,176,831             0.4%
  #AstraZeneca P.L.C. Sponsored ADR.............   314,863     13,822,486             0.2%
  #Barclays P.L.C. Sponsored ADR................ 1,247,292     17,761,438             0.3%
   BG Group P.L.C...............................   694,696     16,391,507             0.3%
   BP P.L.C. Sponsored ADR...................... 1,352,289     58,702,866             1.0%
  #HSBC Holdings P.L.C. Sponsored ADR........... 1,541,503     69,629,691             1.2%
   Imperial Tobacco Group P.L.C.................   308,273     12,327,992             0.2%
   Prudential P.L.C. ADR........................   637,394     15,622,527             0.3%
  #Rio Tinto P.L.C. Sponsored ADR...............   289,758     16,246,731             0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
  *Rolls-Royce Holdings P.L.C...................   906,583 $   12,121,422             0.2%
  #Royal Dutch Shell P.L.C. ADR................. 1,317,840     96,676,742             1.6%
   SABmiller P.L.C..............................   323,061     13,577,779             0.2%
   Standard Chartered P.L.C..................... 1,032,766     25,246,672             0.4%
   Tesco P.L.C.................................. 2,348,104     12,099,035             0.2%
   Vodafone Group P.L.C. Sponsored ADR.......... 2,064,129     57,444,710             1.0%
   Xstrata P.L.C................................   827,448     15,891,577             0.3%
   Other Securities.............................              718,627,706            12.1%
                                                           -------------- ---------------
TOTAL UNITED KINGDOM............................            1,194,367,712            20.2%
                                                           -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                   13,450             0.0%
                                                           -------------- ---------------
TOTAL COMMON STOCKS.............................            5,847,467,134            98.7%
                                                           -------------- ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Other Securities.............................                3,406,846             0.1%
                                                           -------------- ---------------
SWEDEN -- (0.0%)
   Other Securities.............................                   46,938             0.0%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                  155,957             0.0%
                                                           -------------- ---------------
TOTAL PREFERRED STOCKS..........................                3,609,741             0.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                    7,080             0.0%
                                                           -------------- ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                    1,596             0.0%
                                                           -------------- ---------------
CANADA -- (0.0%)
   Other Securities.............................                      586             0.0%
                                                           -------------- ---------------
DENMARK -- (0.0%)
   Other Securities.............................                   21,901             0.0%
                                                           -------------- ---------------
GERMANY -- (0.0%)
   Other Securities.............................                       --             0.0%
                                                           -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                   13,950             0.0%
                                                           -------------- ---------------
SINGAPORE -- (0.0%)
   Other Securities.............................                   62,101             0.0%
                                                           -------------- ---------------
SPAIN -- (0.0%)
   Other Securities.............................                        4             0.0%
                                                           -------------- ---------------
SWITZERLAND -- (0.0%)
   Other Securities.............................                      196             0.0%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                   21,796             0.0%
                                                           -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                       --             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                  129,210             0.0%
                                                           -------------- ---------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                    SHARES/
                                                     FACE                        PERCENTAGE
                                                    AMOUNT          VALUE+     OF NET ASSETS**
                                                 -------------- -------------- ---------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@DFA Short Term Investment Fund..............  1,041,000,000 $1,041,000,000            17.6%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $378,065) to be repurchased at
     $370,654................................... $          371        370,652             0.0%
                                                                -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 1,041,370,652            17.6%
                                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)...................
  (Cost $7,199,779,163).........................                $6,892,576,737           116.4%
                                                                ============== ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------------
                                                      LEVEL 1        LEVEL 2       LEVEL 3     TOTAL
                                                   -------------- -------------- --------- --------------
Common Stocks
   Australia...................................... $   22,070,516 $  391,896,086        -- $  413,966,602
   Austria........................................         91,560     28,050,818        --     28,142,378
   Belgium........................................      9,413,744     49,722,475        --     59,136,219
   Canada.........................................    663,423,530        590,077        --    664,013,607
   China..........................................             --        177,538        --        177,538
   Denmark........................................      3,345,848     53,044,450        --     56,390,298
   Finland........................................      2,759,357     83,866,050        --     86,625,407
   France.........................................     70,185,708    336,642,206        --    406,827,914
   Germany........................................     53,932,445    309,933,151        --    363,865,596
   Greece.........................................      1,635,193     17,387,965        --     19,023,158
   Hong Kong......................................        266,290    143,475,268        --    143,741,558
   Ireland........................................      9,630,127     25,460,687        --     35,090,814
   Israel.........................................     14,543,918     24,647,668        --     39,191,586
   Italy..........................................     14,487,941    111,524,394        --    126,012,335
   Japan..........................................     87,002,574  1,104,443,461        --  1,191,446,035
   Netherlands....................................     25,371,081    120,519,183        --    145,890,264
   New Zealand....................................        711,879     14,964,499        --     15,676,378
   Norway.........................................      9,051,641     62,483,181        --     71,534,822
   Portugal.......................................        205,473     19,135,898        --     19,341,371
   Singapore......................................             --    102,478,966        --    102,478,966
   Spain..........................................     28,621,650     91,666,083        --    120,287,733
   Sweden.........................................      7,466,084    177,825,427        --    185,291,511
   Switzerland....................................     61,561,055    297,372,827        --    358,933,882
   United Kingdom.................................    427,586,753    766,780,959        --  1,194,367,712
   United States..................................         13,450             --        --         13,450
Preferred Stocks
   Germany........................................             --      3,406,846        --      3,406,846
   Sweden.........................................             --         46,938        --         46,938
   United Kingdom.................................             --        155,957        --        155,957
Rights/Warrants
   Australia......................................             --          7,080        --          7,080
   Belgium........................................             --          1,596        --          1,596
   Canada.........................................             --            586        --            586
   Denmark........................................             --         21,901        --         21,901
   Germany........................................             --             --        --             --
   Hong Kong......................................             --         13,950        --         13,950
   Singapore......................................             --         62,101        --         62,101
   Spain..........................................             --              4        --              4
   Switzerland....................................             --            196        --            196
   United Kingdom.................................             --         21,796        --         21,796
   United States..................................             --             --        --             --
Securities Lending Collateral.....................             --  1,041,370,652        --  1,041,370,652
                                                   -------------- --------------    ------ --------------
TOTAL............................................. $1,513,377,817 $5,379,198,920        -- $6,892,576,737
                                                   ============== ==============    ====== ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                               VALUE+
                                                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company.... $1,987,831,116
Investment in The Japanese Small Company Series of The DFA Investment Trust Company.......  1,402,660,503
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company.  1,295,919,946
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company...    770,233,996
Investment in The Canadian Small Company Series of The DFA Investment Trust Company.......    740,073,888
                                                                                           --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $6,009,154,841)................................................................  6,196,719,449
                                                                                           --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $6,009,154,841)................................................................ $6,196,719,449
                                                                                           ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $6,196,719,449      --      -- $6,196,719,449
                                  --------------  ------    ---- --------------
TOTAL............................ $6,196,719,449      --      -- $6,196,719,449
                                  ==============  ======    ==== ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                                        VALUE+
                                                                                     ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company. $322,208,865
                                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $364,847,808)............................................................ $322,208,865
                                                                                     ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                            VALUE+
                                                                                         ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company. $202,844,062
                                                                                         ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $192,687,771)................................................................ $202,844,062
                                                                                         ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                    UNITED KINDGOM SMALL COMPANY PORTFOLIO

                                                                                             VALUE+
                                                                                           -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company. $30,296,364
                                                                                           -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $24,966,792)................................................................... $30,296,364
                                                                                           ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                           VALUE+
                                                                                        ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company. $120,533,638
                                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $122,331,854)............................................................... $120,533,638
                                                                                        ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (87.1%)
AUSTRALIA -- (23.4%)
   CFS Retail Property Trust....................  9,691,577 $ 19,385,742             1.6%
  #Commonwealth Property Office Fund............ 12,028,614   13,019,738             1.0%
   Dexus Property Group......................... 24,257,926   23,535,617             1.9%
   Goodman Group................................  7,484,209   27,981,964             2.3%
   GPT Group....................................  8,754,543   29,804,772             2.4%
  *Investa Office Fund..........................  3,187,223    9,046,851             0.7%
   Stockland Trust Group........................ 11,843,453   38,046,283             3.1%
   Westfield Group.............................. 10,248,851   97,992,835             7.9%
   Westfield Retail Trust....................... 14,561,346   41,091,035             3.3%
   Other Securities.............................              26,107,677             2.1%
                                                            ------------ ---------------
TOTAL AUSTRALIA.................................             326,012,514            26.3%
                                                            ------------ ---------------
BELGIUM -- (1.4%)
  #Cofinimmo SA.................................     71,308    8,608,223             0.7%
   Other Securities.............................              11,157,941             0.9%
                                                            ------------ ---------------
TOTAL BELGIUM...................................              19,766,164             1.6%
                                                            ------------ ---------------
CANADA -- (6.9%)
   Boardwalk REIT...............................    109,825    6,538,248             0.5%
  #Calloway REIT................................    248,954    6,925,400             0.5%
  #Canadian REIT................................    159,293    6,238,848             0.5%
  #Chartwell Seniors Housing REIT...............    660,637    6,232,866             0.5%
   H&R REIT.....................................    633,619   15,650,457             1.3%
  #RioCan REIT..................................    640,255   17,590,242             1.4%
   Other Securities.............................              36,741,968             3.0%
                                                            ------------ ---------------
TOTAL CANADA....................................              95,918,029             7.7%
                                                            ------------ ---------------
CHINA -- (0.1%)
   Other Securities.............................               1,779,568             0.1%
                                                            ------------ ---------------
FRANCE -- (10.9%)
  #Fonciere des Regions SA......................    149,345   11,571,718             0.9%
  #Gecina SA....................................    118,125   10,957,894             0.9%
   ICADE SA.....................................    120,742   10,186,547             0.8%
   Klepierre SA.................................    565,039   17,912,894             1.4%
   Societe Immobiliere de Location pour
     l'Industrie et le Commerce SA..............     59,608    6,288,694             0.5%
  #Unibail-Rodamco SE...........................    463,432   86,716,122             7.0%
   Other Securities.............................               8,019,892             0.7%
                                                            ------------ ---------------
TOTAL FRANCE....................................             151,653,761            12.2%
                                                            ------------ ---------------
GERMANY -- (0.3%)
   Other Securities.............................               3,804,510             0.3%
                                                            ------------ ---------------
GREECE -- (0.0%)
   Other Securities.............................                 294,607             0.0%
                                                            ------------ ---------------
HONG KONG -- (4.1%)
   Link REIT (The).............................. 11,426,105   47,390,038             3.8%
   Other Securities.............................               9,597,501             0.8%
                                                            ------------ ---------------
TOTAL HONG KONG.................................              56,987,539             4.6%
                                                            ------------ ---------------
ISRAEL -- (0.0%)
   Other Securities.............................                 629,250             0.1%
                                                            ------------ ---------------
ITALY -- (0.2%)
   Other Securities.............................               3,020,168             0.2%
                                                            ------------ ---------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                 ---------- -------------- ---------------
JAPAN -- (14.1%)
   Advance Residence Investment Corp............      5,402 $   10,443,511             0.9%
   Frontier Real Estate Investment Corp.........        859      7,269,379             0.6%
   Japan Logistics Fund, Inc....................        709      6,220,453             0.5%
   Japan Prime Realty Investment Corp...........      3,333      9,571,734             0.8%
   Japan Real Estate Investment Corp............      2,684     23,777,170             1.9%
   Japan Retail Fund Investment Corp............      9,347     14,903,137             1.2%
   MORI TRUST Sogo REIT, Inc....................        834      7,374,361             0.6%
   Nippon Building Fund, Inc....................      3,044     28,924,593             2.3%
   Nomura Real Estate Office Fund, Inc..........      1,351      7,844,021             0.6%
   ORIX JREIT, Inc..............................      1,360      6,047,163             0.5%
   United Urban Investment Corp.................     10,327     12,167,793             1.0%
   Other Securities.............................                61,823,787             5.0%
                                                            -------------- ---------------
TOTAL JAPAN.....................................               196,367,102            15.9%
                                                            -------------- ---------------
MALAYSIA -- (0.1%)
   Other Securities.............................                 2,013,627             0.2%
                                                            -------------- ---------------
NETHERLANDS -- (2.7%)
  #Corio NV.....................................    324,182     14,522,431             1.2%
   Eurocommercial Properties NV.................    203,901      7,153,453             0.6%
  #Wereldhave NV................................    113,863      8,012,615             0.6%
   Other Securities.............................                 7,846,795             0.6%
                                                            -------------- ---------------
TOTAL NETHERLANDS...............................                37,535,294             3.0%
                                                            -------------- ---------------
NEW ZEALAND -- (0.7%)
   Other Securities.............................                 9,331,501             0.8%
                                                            -------------- ---------------
SINGAPORE -- (6.8%)
   Ascendas REIT................................  8,946,000     15,007,653             1.2%
   CapitaCommercial Trust....................... 10,019,000     10,419,954             0.8%
   CapitaMall Trust............................. 11,163,300     16,207,559             1.3%
   CDL Hospitality Trusts.......................  3,850,000      5,872,011             0.5%
   Suntec REIT.................................. 10,137,000     10,697,822             0.9%
   Other Securities.............................                36,752,643             3.0%
                                                            -------------- ---------------
TOTAL SINGAPORE.................................                94,957,642             7.7%
                                                            -------------- ---------------
SOUTH AFRICA -- (1.4%)
   Other Securities.............................                19,870,564             1.6%
                                                            -------------- ---------------
TAIWAN -- (0.6%)
   Other Securities.............................                 8,095,303             0.7%
                                                            -------------- ---------------
TURKEY -- (0.6%)
   Other Securities.............................                 8,557,351             0.7%
                                                            -------------- ---------------
UNITED KINGDOM -- (12.8%)
   British Land Co. P.L.C.......................  4,251,774     33,776,465             2.7%
   Capital Shopping Centres Group P.L.C.........  2,824,346     14,901,138             1.2%
   Derwent London P.L.C.........................    463,201     13,097,653             1.1%
   Great Portland Estates P.L.C.................  1,581,009      9,240,995             0.7%
   Hammerson P.L.C..............................  3,630,503     24,612,364             2.0%
   Land Securities Group P.L.C..................  3,988,053     47,096,234             3.8%
   Segro P.L.C..................................  3,742,802     13,431,660             1.1%
   Shaftesbury P.L.C............................  1,159,169      9,623,414             0.8%
   Other Securities.............................                12,581,546             1.0%
                                                            -------------- ---------------
TOTAL UNITED KINGDOM............................               178,361,469            14.4%
                                                            -------------- ---------------
TOTAL COMMON STOCKS.............................             1,214,955,963            98.1%
                                                            -------------- ---------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                   SHARES        VALUE++     OF NET ASSETS**
                                                 ------------ -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
   Other Securities.............................              $           --             0.0%
                                                              -------------- ---------------

                                                   SHARES/
                                                    FACE
                                                   AMOUNT        VALUE+
                                                 ------------ --------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@DFA Short Term Investment Fund..............  180,000,000    180,000,000            14.5%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $495,493) to be repurchased at
     $485,780................................... $        486        485,777             0.0%
                                                              -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 180,485,777            14.5%
                                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,374,453,565).........................              $1,395,441,740           112.6%
                                                              ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Australia..................          -- $  326,012,514     --  $  326,012,514
   Belgium....................          --     19,766,164     --      19,766,164
   Canada..................... $95,918,029             --     --      95,918,029
   China......................          --      1,779,568     --       1,779,568
   France.....................          --    151,653,761     --     151,653,761
   Germany....................          --      3,804,510     --       3,804,510
   Greece.....................          --        294,607     --         294,607
   Hong Kong..................          --     56,987,539     --      56,987,539
   Israel.....................          --        629,250     --         629,250
   Italy......................          --      3,020,168     --       3,020,168
   Japan......................          --    196,367,102     --     196,367,102
   Malaysia...................          --      2,013,627     --       2,013,627
   Netherlands................          --     37,535,294     --      37,535,294
   New Zealand................          --      9,331,501     --       9,331,501
   Singapore..................          --     94,957,642     --      94,957,642
   South Africa...............          --     19,870,564     --      19,870,564
   Taiwan.....................          --      8,095,303     --       8,095,303
   Turkey.....................          --      8,557,351     --       8,557,351
   United Kingdom.............          --    178,361,469     --     178,361,469
Rights/Warrants
   Netherlands................          --             --     --              --
Securities Lending Collateral.          --    180,485,777     --     180,485,777
                               ----------- -------------- ------  --------------
TOTAL......................... $95,918,029 $1,299,523,711     --  $1,395,441,740
                               =========== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                               SHARES       VALUE+
                                                             ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc........................... 26,423,928 $  694,156,589
Investment in DFA International Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc.......... 86,577,486    432,887,430
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $868,353,338)....................................             1,127,044,019
                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio-Institutional Shares
     (Cost $2,144,261)......................................  2,144,261      2,144,261
                                                                        --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $870,497,599)....................................            $1,129,188,280
                                                                        ==============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                            LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                         -------------- ------- ------- --------------
Affiliated Investment Companies......... $1,127,044,019      --      -- $1,127,044,019
Temporary Cash Investments..............      2,144,261      --      --      2,144,261
                                         -------------- ------- ------- --------------
TOTAL................................... $1,129,188,280      --      -- $1,129,188,280
                                         ============== ======= ======= ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (88.7%)
AUSTRALIA -- (5.9%)
  #Beach Energy, Ltd............................ 23,748,219 $ 34,412,826             0.4%
   Goodman Fielder, Ltd......................... 37,803,693   25,854,769             0.3%
   GrainCorp, Ltd...............................  2,965,452   28,392,122             0.3%
   Primary Health Care, Ltd..................... 10,019,264   29,426,570             0.4%
   Other Securities.............................             416,165,166             5.1%
                                                            ------------ ---------------
TOTAL AUSTRALIA.................................             534,251,453             6.5%
                                                            ------------ ---------------
AUSTRIA -- (0.8%)
  #Wienerberger AG..............................  2,509,358   29,320,060             0.3%
   Other Securities.............................              38,784,528             0.5%
                                                            ------------ ---------------
TOTAL AUSTRIA...................................              68,104,588             0.8%
                                                            ------------ ---------------
BELGIUM -- (0.9%)
   Other Securities.............................              79,168,575             1.0%
                                                            ------------ ---------------
CANADA -- (10.3%)
  *Canfor Corp..................................  2,740,809   30,020,300             0.4%
  *Celestica, Inc...............................  4,577,603   41,010,059             0.5%
   Groupe Aeroplan, Inc.........................  3,335,633   42,883,575             0.5%
   HudBay Minerals, Inc.........................  3,722,539   39,190,571             0.5%
   Laurentian Bank of Canada....................    707,853   31,550,101             0.4%
  *Petrobank Energy & Resources, Ltd............  2,233,989   32,022,356             0.4%
   RONA, Inc....................................  3,110,210   33,373,717             0.4%
   Sherritt International Corp..................  6,804,683   38,919,329             0.5%
  #West Fraser Timber Co., Ltd..................    758,023   33,325,848             0.4%
   Other Securities.............................             612,213,007             7.5%
                                                            ------------ ---------------
TOTAL CANADA....................................             934,508,863            11.5%
                                                            ------------ ---------------
CHINA -- (0.0%)
   Other Securities.............................                 157,853             0.0%
                                                            ------------ ---------------
DENMARK -- (0.6%)
   Other Securities.............................              56,966,289             0.7%
                                                            ------------ ---------------
FINLAND -- (2.4%)
  #Huhtamaki Oyj................................  1,928,287   30,602,569             0.4%
  #*Outokumpu Oyj............................... 24,037,488   39,106,313             0.5%
  #Pohjola Bank P.L.C. Series A.................  3,275,771   35,253,899             0.4%
   Other Securities.............................             112,952,434             1.4%
                                                            ------------ ---------------
TOTAL FINLAND...................................             217,915,215             2.7%
                                                            ------------ ---------------
FRANCE -- (3.4%)
   Arkema SA....................................    368,577   32,688,683             0.4%
   Havas SA.....................................  6,856,139   38,806,544             0.5%
   Nexans SA....................................    580,149   29,076,437             0.4%
   Other Securities.............................             208,376,584             2.5%
                                                            ------------ ---------------
TOTAL FRANCE....................................             308,948,248             3.8%
                                                            ------------ ---------------
GERMANY -- (4.7%)
   Aurubis AG...................................  1,045,010   58,162,017             0.7%
   Bilfinger Berger SE..........................    692,750   63,380,996             0.8%
   Kloeckner & Co. SE...........................  2,394,335   32,587,274             0.4%
   Other Securities.............................             273,785,538             3.3%
                                                            ------------ ---------------
TOTAL GERMANY...................................             427,915,825             5.2%
                                                            ------------ ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                 ---------- -------------- ---------------
GREECE -- (0.3%)
   Other Securities.............................            $   25,516,734             0.3%
                                                            -------------- ---------------
HONG KONG -- (2.0%)
   Other Securities.............................               177,621,688             2.2%
                                                            -------------- ---------------
IRELAND -- (0.3%)
   Other Securities.............................                23,790,746             0.3%
                                                            -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities.............................                58,495,228             0.7%
                                                            -------------- ---------------
ITALY -- (2.2%)
  #Banca Popolare di Milano Scarl............... 66,155,704     32,571,828             0.4%
   Other Securities.............................               167,636,909             2.1%
                                                            -------------- ---------------
TOTAL ITALY.....................................               200,208,737             2.5%
                                                            -------------- ---------------
JAPAN -- (22.9%)
   Aoyama Trading Co., Ltd......................  1,338,399     27,613,514             0.4%
   Other Securities.............................             2,050,175,684            25.1%
                                                            -------------- ---------------
TOTAL JAPAN.....................................             2,077,789,198            25.5%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.............................                        --             0.0%
                                                            -------------- ---------------
NETHERLANDS -- (1.4%)
   Other Securities.............................               126,213,592             1.5%
                                                            -------------- ---------------
NEW ZEALAND -- (0.4%)
   Other Securities.............................                36,622,800             0.5%
                                                            -------------- ---------------
NORWAY -- (1.1%)
   Other Securities.............................               102,112,119             1.3%
                                                            -------------- ---------------
PORTUGAL -- (0.2%)
   Other Securities.............................                17,486,839             0.2%
                                                            -------------- ---------------
SINGAPORE -- (1.3%)
   Other Securities.............................               116,790,255             1.4%
                                                            -------------- ---------------
SPAIN -- (1.2%)
   Other Securities.............................               111,302,764             1.4%
                                                            -------------- ---------------
SWEDEN -- (3.1%)
  #Holmen AB Series B...........................  1,273,311     33,821,382             0.4%
  #Trelleborg AB Series B.......................  6,786,568     77,816,853             1.0%
   Other Securities.............................               167,025,501             2.0%
                                                            -------------- ---------------
TOTAL SWEDEN....................................               278,663,736             3.4%
                                                            -------------- ---------------
SWITZERLAND -- (4.2%)
  *Clariant AG..................................  3,169,797     40,355,292             0.5%
   Helvetia Holding AG..........................    115,700     41,498,975             0.5%
   Other Securities.............................               297,012,159             3.6%
                                                            -------------- ---------------
TOTAL SWITZERLAND...............................               378,866,426             4.6%
                                                            -------------- ---------------
UNITED KINGDOM -- (18.5%)
   Amlin P.L.C.................................. 10,862,369     58,177,283             0.7%
   Ashtead Group P.L.C.......................... 12,335,561     49,462,360             0.6%
  *Barratt Developments P.L.C................... 21,303,926     46,238,674             0.6%
   Beazley P.L.C................................ 12,306,390     28,328,525             0.3%
   Bellway P.L.C................................  3,448,205     44,061,764             0.5%
   Bodycote P.L.C...............................  5,302,073     36,617,802             0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                    SHARES         VALUE++     OF NET ASSETS**
                                                 -------------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   Bovis Homes Group P.L.C......................      3,849,825 $   28,887,236             0.4%
   Catlin Group, Ltd............................      8,969,846     61,454,052             0.8%
   Cookson Group P.L.C..........................      5,906,182     69,575,227             0.9%
   DS Smith P.L.C...............................     17,847,031     48,615,592             0.6%
   easyJet P.L.C................................      3,830,175     30,837,399             0.4%
   Greene King P.L.C............................      4,908,532     40,675,830             0.5%
   Hiscox, Ltd..................................     10,648,017     68,865,861             0.8%
   Inchcape P.L.C...............................      8,233,803     48,917,752             0.6%
   Logica P.L.C.................................     28,942,748     36,624,014             0.4%
   Meggitt P.L.C................................      7,033,226     46,639,872             0.6%
   Millennium & Copthorne Hotels P.L.C..........      4,813,561     37,961,009             0.5%
   Mondi P.L.C..................................      7,958,099     73,997,842             0.9%
   Persimmon P.L.C..............................      7,337,098     74,832,923             0.9%
  *Taylor Wimpey P.L.C..........................     69,658,557     56,816,421             0.7%
   Travis Perkins P.L.C.........................      5,109,001     87,163,637             1.1%
   Other Securities.............................                   596,969,019             7.3%
                                                                -------------- ---------------
TOTAL UNITED KINGDOM............................                 1,671,720,094            20.5%
                                                                -------------- ---------------
UNITED STATES -- (0.0%)
   Other Securities.............................                        10,350             0.0%
                                                                -------------- ---------------
TOTAL COMMON STOCKS.............................                 8,031,148,215            98.5%
                                                                -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                         8,636             0.0%
                                                                -------------- ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                        12,215             0.0%
                                                                -------------- ---------------
DENMARK -- (0.0%)
   Other Securities.............................                       127,213             0.0%
                                                                -------------- ---------------
GERMANY -- (0.0%)
   Other Securities.............................                            --             0.0%
                                                                -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                        93,981             0.0%
                                                                -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                            --             0.0%
                                                                -------------- ---------------
TOTAL RIGHTS/WARRANTS...........................                       242,045             0.0%
                                                                -------------- ---------------
                                                    SHARES/
                                                     FACE
                                                    AMOUNT         VALUE+
                                                 -------------- --------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (11.3%)
(S)@DFA Short Term Investment Fund..............  1,022,000,000  1,022,000,000            12.5%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38, valued
   at $510,716) to be repurchased at $500,705... $          501        500,702             0.0%
                                                                -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                 1,022,500,702            12.5%
                                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,721,383,550).........................                $9,053,890,962           111.0%
                                                                ============== ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia..................           -- $  534,251,453      -- $  534,251,453
   Austria....................           --     68,104,588      --     68,104,588
   Belgium....................           --     79,168,575      --     79,168,575
   Canada..................... $930,771,950      3,736,913      --    934,508,863
   China......................           --        157,853      --        157,853
   Denmark....................           --     56,966,289      --     56,966,289
   Finland....................           --    217,915,215      --    217,915,215
   France.....................           --    308,948,248      --    308,948,248
   Germany....................           --    427,915,825      --    427,915,825
   Greece.....................      347,581     25,169,153      --     25,516,734
   Hong Kong..................           --    177,621,688      --    177,621,688
   Ireland....................           --     23,790,746      --     23,790,746
   Israel.....................           --     58,495,228      --     58,495,228
   Italy......................           --    200,208,737      --    200,208,737
   Japan......................           --  2,077,789,198      --  2,077,789,198
   Malaysia...................           --             --      --             --
   Netherlands................           --    126,213,592      --    126,213,592
   New Zealand................           --     36,622,800      --     36,622,800
   Norway.....................           --    102,112,119      --    102,112,119
   Portugal...................           --     17,486,839      --     17,486,839
   Singapore..................           --    116,790,255      --    116,790,255
   Spain......................           --    111,302,764      --    111,302,764
   Sweden.....................           --    278,663,736      --    278,663,736
   Switzerland................           --    378,866,426      --    378,866,426
   United Kingdom.............           --  1,671,720,094      --  1,671,720,094
   United States..............       10,350             --      --         10,350
Rights/Warrants
   Australia..................           --          8,636      --          8,636
   Belgium....................           --         12,215      --         12,215
   Denmark....................           --        127,213      --        127,213
   Germany....................           --             --      --             --
   Hong Kong..................           --         93,981      --         93,981
   United Kingdom.............           --             --      --             --
Securities Lending Collateral.           --  1,022,500,702      --  1,022,500,702
                               ------------ -------------- ------- --------------
TOTAL......................... $931,129,881 $8,122,761,081      -- $9,053,890,962
                               ============ ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------- ----------- ---------------
COMMON STOCKS -- (88.1%)
AUSTRALIA -- (6.1%)
   Macquarie Group, Ltd.........................  29,586 $   891,736             0.2%
   National Australia Bank, Ltd.................  74,261   1,941,130             0.4%
   Origin Energy, Ltd...........................  66,269     910,465             0.2%
   Suncorp Group, Ltd........................... 115,486     973,816             0.2%
   Other Securities.............................          31,766,741             5.9%
                                                         ----------- ---------------
TOTAL AUSTRALIA.................................          36,483,888             6.9%
                                                         ----------- ---------------
AUSTRIA -- (0.5%)
   Other Securities.............................           2,908,509             0.5%
                                                         ----------- ---------------
BELGIUM -- (1.0%)
   Other Securities.............................           5,885,384             1.1%
                                                         ----------- ---------------
CANADA -- (9.9%)
  #Bank of Montreal.............................  15,400     914,631             0.2%
   Magna International, Inc.....................  20,960     918,518             0.2%
  #Sun Life Financial, Inc......................  35,778     877,201             0.2%
   Suncor Energy, Inc...........................  36,072   1,191,506             0.2%
   Toronto Dominion Bank........................  21,129   1,785,757             0.3%
   Viterra, Inc.................................  59,388     956,484             0.2%
   Other Securities.............................          52,843,458             9.9%
                                                         ----------- ---------------
TOTAL CANADA....................................          59,487,555            11.2%
                                                         ----------- ---------------
CHINA -- (0.0%)
   Other Securities.............................              33,507             0.0%
                                                         ----------- ---------------
DENMARK -- (1.0%)
   Other Securities.............................           5,952,213             1.1%
                                                         ----------- ---------------
FINLAND -- (1.5%)
 #*Nokia Oyj.................................... 301,254   1,091,051             0.2%
   Other Securities.............................           8,099,033             1.5%
                                                         ----------- ---------------
TOTAL FINLAND...................................           9,190,084             1.7%
                                                         ----------- ---------------
FRANCE -- (5.2%)
   Cie Generale des Etablissements Michelin SA
     Series B...................................  14,416   1,077,344             0.2%
   Sanofi SA....................................  20,001   1,527,709             0.3%
   Societe Generale SA..........................  39,711     940,126             0.2%
   Vivendi SA...................................  51,678     955,862             0.2%
   Other Securities.............................          26,933,300             5.0%
                                                         ----------- ---------------
TOTAL FRANCE....................................          31,434,341             5.9%
                                                         ----------- ---------------
GERMANY -- (5.0%)
   Allianz SE...................................  10,175   1,134,931             0.2%
   Daimler AG...................................  23,045   1,275,112             0.3%
   Deutsche Bank AG.............................  29,192   1,266,641             0.2%
  #E.ON AG......................................  43,404     982,742             0.2%
  *RWE AG.......................................  21,427     921,080             0.2%
   Other Securities.............................          24,145,749             4.5%
                                                         ----------- ---------------
TOTAL GERMANY...................................          29,726,255             5.6%
                                                         ----------- ---------------
GREECE -- (0.4%)
   Other Securities.............................           2,459,594             0.5%
                                                         ----------- ---------------
HONG KONG -- (2.2%)
   Other Securities.............................          13,316,953             2.5%
                                                         ----------- ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
IRELAND -- (0.7%)
   CRH P.L.C. Sponsored ADR.....................  47,203 $    959,637             0.2%
   Other Securities.............................            3,554,223             0.6%
                                                         ------------ ---------------
TOTAL IRELAND...................................            4,513,860             0.8%
                                                         ------------ ---------------
ISRAEL -- (0.5%)
   Other Securities.............................            3,031,018             0.6%
                                                         ------------ ---------------
ITALY -- (2.0%)
   Other Securities.............................           12,279,906             2.3%
                                                         ------------ ---------------
JAPAN -- (19.6%)
   Mitsubishi UFJ Financial Group, Inc.......... 282,300    1,355,467             0.2%
   Mizuho Financial Group, Inc.................. 577,660      910,685             0.2%
   Sumitomo Mitsui Financial Group, Inc.........  33,941    1,086,071             0.2%
  #Toyota Motor Corp. Sponsored ADR.............  11,600      948,648             0.2%
   Other Securities.............................          112,896,551            21.2%
                                                         ------------ ---------------
TOTAL JAPAN.....................................          117,197,422            22.0%
                                                         ------------ ---------------
NETHERLANDS -- (2.0%)
   Akzo Nobel NV................................  23,201    1,244,284             0.2%
   Other Securities.............................           10,653,530             2.0%
                                                         ------------ ---------------
TOTAL NETHERLANDS...............................           11,897,814             2.2%
                                                         ------------ ---------------
NEW ZEALAND -- (0.3%)
   Other Securities.............................            1,609,911             0.3%
                                                         ------------ ---------------
NORWAY -- (1.2%)
   Other Securities.............................            7,183,387             1.4%
                                                         ------------ ---------------
PORTUGAL -- (0.4%)
   Other Securities.............................            2,138,515             0.4%
                                                         ------------ ---------------
SINGAPORE -- (1.5%)
   Other Securities.............................            8,756,837             1.6%
                                                         ------------ ---------------
SPAIN -- (1.5%)
   Banco Santander SA........................... 191,020    1,199,340             0.2%
   Other Securities.............................            7,628,479             1.5%
                                                         ------------ ---------------
TOTAL SPAIN.....................................            8,827,819             1.7%
                                                         ------------ ---------------
SWEDEN -- (2.8%)
   Other Securities.............................           17,035,000             3.2%
                                                         ------------ ---------------
SWITZERLAND -- (5.2%)
   Holcim, Ltd..................................  24,022    1,498,305             0.3%
   Nestle SA....................................  29,483    1,806,992             0.3%
   Novartis AG ADR..............................  25,578    1,411,138             0.3%
  *Swiss Re, Ltd................................  31,448    1,974,717             0.4%
   Zurich Insurance Group AG....................   7,485    1,833,847             0.3%
   Other Securities.............................           22,428,837             4.2%
                                                         ------------ ---------------
TOTAL SWITZERLAND...............................           30,953,836             5.8%
                                                         ------------ ---------------
UNITED KINGDOM -- (17.6%)
   Anglo American P.L.C.........................  48,414    1,870,950             0.3%
   Aviva P.L.C.................................. 194,827      975,108             0.2%
   BP P.L.C. Sponsored ADR......................  80,492    3,494,158             0.6%
   HSBC Holdings P.L.C. Sponsored ADR...........  92,259    4,167,339             0.8%
   International Power P.L.C.................... 155,255    1,050,217             0.2%
   Kingfisher P.L.C............................. 232,192    1,095,009             0.2%
   Legal & General Group P.L.C.................. 594,171    1,134,514             0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
   Old Mutual P.L.C............................. 440,180 $  1,059,327             0.2%
   Resolution, Ltd.............................. 241,340      876,718             0.1%
   Rexam P.L.C.................................. 142,831      997,032             0.2%
   Royal Dutch Shell P.L.C. ADR.................  88,550    6,496,028             1.2%
   RSA Insurance Group P.L.C.................... 658,760    1,123,240             0.2%
   Standard Chartered P.L.C.....................  60,540    1,479,942             0.3%
   Standard Life P.L.C.......................... 268,835      975,604             0.2%
   Travis Perkins P.L.C.........................  58,572      999,285             0.2%
   Vodafone Group P.L.C. Sponsored ADR.......... 165,738    4,612,489             0.9%
   WPP P.L.C. Sponsored ADR.....................  13,042      884,508             0.2%
   Xstrata P.L.C................................  77,287    1,484,338             0.3%
   Other Securities.............................           70,740,653            13.3%
                                                         ------------ ---------------
TOTAL UNITED KINGDOM............................          105,516,459            19.8%
                                                         ------------ ---------------
TOTAL COMMON STOCKS.............................          527,820,067            99.1%
                                                         ------------ ---------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
   Other Securities.............................              123,473             0.0%
                                                         ------------ ---------------
SWEDEN -- (0.0%)
   Other Securities.............................                2,232             0.0%
                                                         ------------ ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                8,652             0.0%
                                                         ------------ ---------------
TOTAL PREFERRED STOCKS..........................              134,357             0.0%
                                                         ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.............................                1,316             0.0%
                                                         ------------ ---------------
BELGIUM -- (0.0%)
   Other Securities.............................                  141             0.0%
                                                         ------------ ---------------
CANADA -- (0.0%)
   Other Securities.............................                  434             0.0%
                                                         ------------ ---------------
DENMARK -- (0.0%)
   Other Securities.............................                1,338             0.0%
                                                         ------------ ---------------
HONG KONG -- (0.0%)
   Other Securities.............................                1,342             0.0%
                                                         ------------ ---------------
SINGAPORE -- (0.0%)
   Other Securities.............................                1,551             0.0%
                                                         ------------ ---------------
SPAIN -- (0.0%)
   Other Securities.............................                    6             0.0%
                                                         ------------ ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.............................                4,084             0.0%
                                                         ------------ ---------------
TOTAL RIGHTS/WARRANTS...........................               10,212             0.0%
                                                         ------------ ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                 SHARES/ FACE                PERCENTAGE
                                                    AMOUNT       VALUE+    OF NET ASSETS**
                                                 ------------ ------------ ---------------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (11.9%)
(S)@DFA Short Term Investment Fund..............  69,000,000  $ 69,000,000            13.0%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38, valued
   at $2,364,456) to be repurchased at
   $2,318,108................................... $     2,318     2,318,094             0.4%
                                                              ------------ ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                71,318,094            13.4%
                                                              ------------ ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $545,581,894)...........................              $599,282,730           112.5%
                                                              ============ ===============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                                 ---------------------------------------------
                                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                 ----------- ------------ ------- ------------
Common Stocks
   Australia.................................... $   643,952 $ 35,839,936      -- $ 36,483,888
   Austria......................................          --    2,908,509      --    2,908,509
   Belgium......................................     642,105    5,243,279      --    5,885,384
   Canada.......................................  59,389,654       97,901      --   59,487,555
   China........................................          --       33,507      --       33,507
   Denmark......................................          --    5,952,213      --    5,952,213
   Finland......................................          --    9,190,084      --    9,190,084
   France.......................................   1,650,716   29,783,625      --   31,434,341
   Germany......................................   2,553,107   27,173,148      --   29,726,255
   Greece.......................................      66,365    2,393,229      --    2,459,594
   Hong Kong....................................      35,960   13,280,993      --   13,316,953
   Ireland......................................   1,103,284    3,410,576      --    4,513,860
   Israel.......................................     737,123    2,293,895      --    3,031,018
   Italy........................................     948,341   11,331,565      --   12,279,906
   Japan........................................   2,914,691  114,282,731      --  117,197,422
   Netherlands..................................   1,783,174   10,114,640      --   11,897,814
   New Zealand..................................      31,393    1,578,518      --    1,609,911
   Norway.......................................     450,805    6,732,582      --    7,183,387
   Portugal.....................................          --    2,138,515      --    2,138,515
   Singapore....................................          --    8,756,837      --    8,756,837
   Spain........................................     717,263    8,110,556      --    8,827,819
   Sweden.......................................       8,996   17,026,004      --   17,035,000
   Switzerland..................................   2,264,078   28,689,758      --   30,953,836
   United Kingdom...............................  22,562,101   82,954,358      --  105,516,459
Preferred Stocks
   Germany......................................          --      123,473      --      123,473
   Sweden.......................................          --        2,232      --        2,232
   United Kingdom...............................          --        8,652      --        8,652
Rights/Warrants
   Australia....................................          --        1,316      --        1,316
   Belgium......................................          --          141      --          141
   Canada.......................................          --          434      --          434
   Denmark......................................          --        1,338      --        1,338
   Hong Kong....................................          --        1,342      --        1,342
   Singapore....................................          --        1,551      --        1,551
   Spain........................................          --            6      --            6
   United Kingdom...............................          --        4,084      --        4,084
Securities Lending Collateral...................          --   71,318,094      --   71,318,094
                                                 ----------- ------------ ------- ------------
TOTAL........................................... $98,503,108 $500,779,622      -- $599,282,730
                                                 =========== ============ ======= ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................         $37,566,698
Investment in Dimensional Emerging Markets Value Fund.......          13,106,167
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 295,144   4,548,169
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $52,768,648).....................................          55,221,034
                                                                     -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $52,768,648).....................................         $55,221,034
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                     ----------- ------- ------- -----------
    Affiliated Investment Companies. $55,221,034     --      --  $55,221,034
                                     ----------- ------  ------  -----------
    TOTAL........................... $55,221,034     --      --  $55,221,034
                                     =========== ======  ======  ===========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................... 826,478 $ 9,752,440
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 913,221   9,314,854
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 239,593   4,648,104
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $22,131,298).....................................          23,715,398
                                                                     -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $22,131,298).....................................         $23,715,398
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2  LEVEL 3    TOTAL
                                    ----------- --------  ------- -----------
  Affiliated Investment Companies.. $23,715,398       --      --  $23,715,398
  Futures Contracts**..............      13,329       --      --       13,329
  Forward Currency Contracts**.....          -- $(43,553)     --      (43,553)
                                    ----------- --------  ------  -----------
  TOTAL............................ $23,728,727 $(43,553)     --  $23,685,174
                                    =========== ========  ======  ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company.................................................. $2,678,054,159
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,634,525,456)....................................... $2,678,054,159
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company....................................... $2,519,116,564
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $2,164,178,287)....................................... $2,519,116,564
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in Dimensional Emerging Markets Value Fund        $15,982,616,960
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $15,630,502,041)................................. $15,982,616,960
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
COMMON STOCKS -- (85.9%)
BRAZIL -- (7.3%)
   Banco do Brasil SA........................  1,680,221 $   20,846,852             0.3%
   Banco Santander Brasil SA ADR.............  2,270,163     18,320,215             0.2%
   BM&F Bovespa SA...........................  5,604,289     31,312,162             0.4%
   Petroleo Brasileiro SA ADR................  2,485,189     58,501,349             0.8%
  #Vale SA Sponsored ADR.....................  2,091,228     46,425,262             0.6%
   Other Securities..........................               431,149,212             5.6%
                                                         -------------- ---------------
TOTAL BRAZIL.................................               606,555,052             7.9%
                                                         -------------- ---------------
CHILE -- (1.8%)
   Other Securities..........................               145,278,723             1.9%
                                                         -------------- ---------------
CHINA -- (13.9%)
   Bank of China, Ltd. Series H.............. 97,695,702     40,682,614             0.5%
   China Construction Bank Corp. Series H.... 85,815,302     66,706,722             0.9%
   China Mobile, Ltd. Sponsored ADR..........  1,161,571     64,281,339             0.8%
   China Petroleum & Chemical Corp. ADR......    176,059     18,568,943             0.3%
  #CNOOC, Ltd. ADR...........................    148,376     31,403,780             0.4%
   Industrial & Commercial Bank of China,
     Ltd. Series H........................... 85,932,725     56,986,397             0.8%
  #PetroChina Co., Ltd. ADR..................    224,129     33,354,878             0.4%
   Tencent Holdings, Ltd.....................    781,600     24,471,480             0.3%
   Other Securities..........................               810,127,713            10.6%
                                                         -------------- ---------------
TOTAL CHINA..................................             1,146,583,866            15.0%
                                                         -------------- ---------------
COLOMBIA -- (0.3%)
   Other Securities..........................                29,311,100             0.4%
                                                         -------------- ---------------
CZECH REPUBLIC -- (0.3%)
   Other Securities..........................                27,947,574             0.4%
                                                         -------------- ---------------
EGYPT -- (0.1%)
   Other Securities..........................                 6,810,322             0.1%
                                                         -------------- ---------------
HUNGARY -- (0.3%)
   Other Securities..........................                26,458,814             0.3%
                                                         -------------- ---------------
INDIA -- (7.1%)
   ICICI Bank, Ltd. Sponsored ADR............    621,658     21,067,990             0.3%
   Reliance Industries, Ltd..................  2,258,103     31,850,693             0.4%
   Other Securities..........................               531,793,028             7.0%
                                                         -------------- ---------------
TOTAL INDIA..................................               584,711,711             7.7%
                                                         -------------- ---------------
INDONESIA -- (3.3%)
   Other Securities..........................               273,178,534             3.6%
                                                         -------------- ---------------
ISRAEL -- (0.0%)
   Other Securities..........................                   241,791             0.0%
                                                         -------------- ---------------
MALAYSIA -- (3.6%)
   CIMB Group Holdings Berhad................  8,262,914     20,192,137             0.2%
   Other Securities..........................               280,962,976             3.7%
                                                         -------------- ---------------
TOTAL MALAYSIA...............................               301,155,113             3.9%
                                                         -------------- ---------------
MEXICO -- (4.5%)
   America Movil S.A.B. de C.V. Series L ADR.  2,026,039     53,993,939             0.7%
 #*Cemex S.A.B. de C.V. Sponsored ADR........  4,005,330     28,958,534             0.4%
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR...........................    343,303     27,896,802             0.3%
  #Grupo Financiero Banorte S.A.B. de C.V.
   Series O                                    5,154,663     24,930,525             0.3%
   Grupo Mexico S.A.B. de C.V. Series B......  7,270,966     22,405,780             0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
MEXICO -- (Continued)
   Grupo Televisa S.A.B. Sponsored ADR.......    972,430 $   21,364,287             0.3%
   Other Securities..........................               190,781,134             2.5%
                                                         -------------- ---------------
TOTAL MEXICO.................................               370,331,001             4.8%
                                                         -------------- ---------------
PERU -- (0.2%)
   Other Securities..........................                18,457,930             0.2%
                                                         -------------- ---------------
PHILIPPINES -- (1.4%)
   Other Securities..........................               114,638,797             1.5%
                                                         -------------- ---------------
POLAND -- (1.4%)
   Other Securities..........................               117,580,369             1.5%
                                                         -------------- ---------------
RUSSIA -- (3.4%)
   Gazprom OAO Sponsored ADR.................  8,860,775    102,626,046             1.3%
   Lukoil OAO Sponsored ADR..................    835,067     51,374,347             0.7%
  *Sberbank of Russia Sponsored ADR..........  1,615,003     20,918,053             0.3%
   Other Securities..........................               106,318,700             1.4%
                                                         -------------- ---------------
TOTAL RUSSIA.................................               281,237,146             3.7%
                                                         -------------- ---------------
SOUTH AFRICA -- (7.9%)
  #AngloGold Ashanti, Ltd. Sponsored ADR.....    735,741     25,294,776             0.3%
   Gold Fields, Ltd. Sponsored ADR...........  1,864,480     23,995,858             0.3%
   Impala Platinum Holdings, Ltd.............  1,338,071     25,533,486             0.3%
   MTN Group, Ltd............................  2,660,122     45,699,107             0.6%
   Naspers, Ltd. Series N....................    443,094     26,686,465             0.3%
   Sanlam, Ltd...............................  4,860,089     20,877,420             0.3%
  #Sasol, Ltd. Sponsored ADR.................    741,346     35,162,041             0.5%
   Standard Bank Group, Ltd..................  2,085,623     30,612,709             0.4%
   Other Securities..........................               417,200,923             5.5%
                                                         -------------- ---------------
TOTAL SOUTH AFRICA...........................               651,062,785             8.5%
                                                         -------------- ---------------
SOUTH KOREA -- (13.7%)
   Hana Financial Group, Inc.................    621,672     21,193,512             0.3%
   Hyundai Mobis.............................     72,830     19,690,823             0.2%
   Hyundai Motor Co., Ltd....................    249,816     58,974,134             0.8%
  #POSCO ADR.................................    378,227     31,487,398             0.4%
  #Samsung C&T Corp..........................    277,640     18,782,254             0.2%
  #Samsung Electronics Co., Ltd..............    129,754    158,813,880             2.1%
   Other Securities..........................               823,072,368            10.8%
                                                         -------------- ---------------
TOTAL SOUTH KOREA............................             1,132,014,369            14.8%
                                                         -------------- ---------------
TAIWAN -- (11.0%)
  #China Steel Corp.......................... 19,631,584     19,489,853             0.3%
  #Hon Hai Precision Industry Co., Ltd....... 11,515,887     34,576,269             0.5%
   Taiwan Semiconductor Manufacturing Co.,
     Ltd..................................... 20,659,652     61,062,422             0.8%
   United Microelectronics Corp.............. 36,228,441     18,950,129             0.2%
   Other Securities..........................               773,062,348            10.1%
                                                         -------------- ---------------
TOTAL TAIWAN.................................               907,141,021            11.9%
                                                         -------------- ---------------
THAILAND -- (2.7%)
   PTT PCL (Foreign).........................  1,802,280     20,572,367             0.3%
   Other Securities..........................               200,838,416             2.6%
                                                         -------------- ---------------
TOTAL THAILAND...............................               221,410,783             2.9%
                                                         -------------- ---------------
TURKEY -- (1.7%)
   Other Securities..........................               141,787,097             1.9%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             7,103,893,898            92.9%
                                                         -------------- ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                 SHARES        VALUE++     OF NET ASSETS**
                                              ------------  -------------- ---------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.4%)
   Banco Bradesco SA Sponsored ADR...........    4,070,110  $   65,243,863             0.8%
   Cia de Bebidas das Americas SA ADR........      517,982      21,744,884             0.3%
  #Gerdau SA Sponsored ADR...................    2,457,891      23,079,596             0.3%
   Itau Unibanco Holding SA ADR..............    3,496,568      54,861,152             0.7%
   Petroleo Brasileiro SA ADR................    3,411,821      75,605,953             1.0%
  #Vale SA Sponsored ADR.....................    2,927,368      63,318,970             0.8%
   Other Securities..........................                  141,827,302             1.9%
                                                            -------------- ---------------
TOTAL BRAZIL.................................                  445,681,720             5.8%
                                                            -------------- ---------------
CHILE -- (0.1%)
   Other Securities..........................                    6,393,586             0.1%
                                                            -------------- ---------------
INDIA -- (0.0%)
   Other Securities..........................                       42,195             0.0%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                      100,005             0.0%
                                                            -------------- ---------------
TOTAL PREFERRED STOCKS.......................                  452,217,506             5.9%
                                                            -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..........................                        6,584             0.0%
                                                            -------------- ---------------
INDIA -- (0.0%)
   Other Securities..........................                       19,760             0.0%
                                                            -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                        5,263             0.0%
                                                            -------------- ---------------
POLAND -- (0.0%)
   Other Securities..........................                        3,942             0.0%
                                                            -------------- ---------------
SOUTH KOREA -- (0.0%)
   Other Securities..........................                       26,344             0.0%
                                                            -------------- ---------------
THAILAND -- (0.0%)
   Other Securities..........................                      127,966             0.0%
                                                            -------------- ---------------
TURKEY -- (0.0%)
   Other Securities..........................                      351,124             0.0%
                                                            -------------- ---------------
TOTAL RIGHTS/WARRANTS........................                      540,983             0.0%
                                                            -------------- ---------------

                                              SHARES/ FACE
                                                 AMOUNT        VALUE+
                                              ------------  --------------
                                                  (000)
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@DFA Short Term Investment Fund...........  715,000,000     715,000,000             9.4%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $661,413) to be repurchased
     at $648,448                              $        648         648,444             0.0%
                                                            -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                  715,648,444             9.4%
                                                            -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,520,939,546)......................               $8,272,300,831           108.2%
                                                            ============== ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  606,524,045 $       31,007     --  $  606,555,052
   Chile......................    145,278,723             --     --     145,278,723
   China......................    197,856,831    948,727,035     --   1,146,583,866
   Colombia...................     29,311,100             --     --      29,311,100
   Czech Republic.............             --     27,947,574     --      27,947,574
   Egypt......................             --      6,810,322     --       6,810,322
   Hungary....................        453,661     26,005,153     --      26,458,814
   India......................     44,797,529    539,914,182     --     584,711,711
   Indonesia..................      8,023,835    265,154,699     --     273,178,534
   Israel.....................             --        241,791     --         241,791
   Malaysia...................             --    301,155,113     --     301,155,113
   Mexico.....................    370,331,001             --     --     370,331,001
   Peru.......................     18,457,930             --     --      18,457,930
   Philippines................      2,325,576    112,313,221     --     114,638,797
   Poland.....................             --    117,580,369     --     117,580,369
   Russia.....................     10,978,472    270,258,674     --     281,237,146
   South Africa...............     94,407,569    556,655,216     --     651,062,785
   South Korea................     75,146,331  1,056,868,038     --   1,132,014,369
   Taiwan.....................     23,019,885    884,121,136     --     907,141,021
   Thailand...................    221,404,510          6,273     --     221,410,783
   Turkey.....................      3,009,487    138,777,610     --     141,787,097
Preferred Stocks
   Brazil.....................    445,676,278          5,442     --     445,681,720
   Chile......................      6,393,586             --     --       6,393,586
   India......................             --         42,195     --          42,195
   Malaysia...................             --        100,005     --         100,005
Rights/Warrants
   Brazil.....................          4,202          2,382     --           6,584
   India......................             --         19,760     --          19,760
   Malaysia...................             --          5,263     --           5,263
   Poland.....................             --          3,942     --           3,942
   South Korea................             --         26,344     --          26,344
   Thailand...................             --        127,966     --         127,966
   Turkey.....................             --        351,124     --         351,124
Securities Lending Collateral              --    715,648,444     --     715,648,444
                               -------------- -------------- ------  --------------
TOTAL......................... $2,303,400,551 $5,968,900,280     --  $8,272,300,831
                               ============== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     ENHANCED         U.S.                           U.S.
                                                    U.S. LARGE      LARGE CAP         U.S.         SMALL CAP
                                                     COMPANY          VALUE         TARGETED         VALUE
                                                    PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO
                                                   ------------  --------------  --------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
  Value...........................................           --  $    7,990,237             --               --
Investments at Value (including $0, $0, $432,437
  and $946,865 of securities on loan,
  respectively)................................... $    186,927              --   $  2,913,987   $    7,080,211
Temporary Cash Investments at Value & Cost........        4,469              --          3,300           14,324
Collateral Received from Securities on Loan at
  Value & Cost....................................           --              --          1,697            1,211
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................           --              --        442,940          977,105
Foreign Currencies at Value.......................        5,247              --             --               --
Receivables:
   Investment Securities/Affiliated Investment
     Company Sold.................................        1,345              --             --           13,522
   Dividends and Interest.........................        1,774              --            826            2,697
   Securities Lending Income......................           --              --            220              521
   Fund Shares Sold...............................           47           4,553          1,614            1,713
Unrealized Gain on Forward Currency Contracts.....          191              --             --               --
Prepaid Expenses and Other Assets.................           21              25             14               46
                                                   ------------  --------------   ------------   --------------
       Total Assets...............................      200,021       7,994,815      3,364,598        8,091,350
                                                   ------------  --------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............           --              --        444,637          978,316
   Investment Securities/Affiliated Investment
     Company Purchased............................        9,416           1,481             26           16,033
   Fund Shares Redeemed...........................          108           3,072          2,900            3,738
   Due to Advisor.................................           31             994            848            2,939
   Futures Margin Variation.......................          642              --             --               --
Unrealized Loss on Forward Currency Contracts.....          155              --             --               --
Accrued Expenses and Other Liabilities............           18             311            131              349
                                                   ------------  --------------   ------------   --------------
       Total Liabilities..........................       10,370           5,858        448,542        1,001,375
                                                   ------------  --------------   ------------   --------------
NET ASSETS........................................ $    189,651  $    7,988,957   $  2,916,056   $    7,089,975
                                                   ============  ==============   ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Class R1 Shares -- based on net assets of $0; $0;
  $48,897 and $0 and shares outstanding of 0; 0;
  2,895,514 and 0, respectively...................          N/A             N/A   $      16.89              N/A
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................          N/A             N/A    100,000,000              N/A
                                                   ============  ==============   ============   ==============
Class R2 Shares -- based on net assets of $0; $0;
  $12,516 and $0 and shares outstanding of 0; 0;
  742,094 and 0, respectively.....................          N/A             N/A   $      16.87              N/A
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................          N/A             N/A    100,000,000              N/A
                                                   ============  ==============   ============   ==============
Institutional Class Shares -- based on net assets
  of $189,651; $7,988,957; $2,854,643 and
  $7,089,975 and shares outstanding of
  20,851,310; 378,220,704; 169,047,451 and
  274,400,360, respectively ...................... $       9.10  $        21.12   $      16.89   $        25.84
                                                   ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED.......................  300,000,000   2,000,000,000    700,000,000    1,700,000,000
                                                   ============  ==============   ============   ==============
Investments in Affiliated Investment Company at
  Cost............................................ $         --  $    6,093,995   $         --   $           --
                                                   ------------  --------------   ------------   --------------
Investments at Cost............................... $    184,591  $           --   $  2,471,803   $    6,277,407
                                                   ============  ==============   ============   ==============
Foreign Currencies at Cost........................ $      5,270  $           --   $         --   $           --
                                                   ============  ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    237,698  $    7,550,565   $  2,370,072   $    6,091,356
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          754          19,055          3,779            5,159
Accumulated Net Realized Gain (Loss)..............      (58,976)     (1,476,905)       100,021          190,656
Net Unrealized Foreign Exchange Gain (Loss).......           40              --             --               --
Net Unrealized Appreciation (Depreciation)........       10,135       1,896,242        442,184          802,804
                                                   ------------  --------------   ------------   --------------
NET ASSETS........................................ $    189,651  $    7,988,957   $  2,916,056   $    7,089,975
                                                   ============  ==============   ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        U.S.           U.S.            U.S.           U.S.
                                                        CORE           CORE           VECTOR          SMALL
                                                      EQUITY 1       EQUITY 2         EQUITY           CAP
                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                   --------------  -------------- --------------  --------------
ASSETS:
Investments at Value (including $656,401,
  $1,018,892, $303,510 and $965,402 of securities
  on loan, respectively).......................... $    4,580,833  $    6,621,031 $    1,960,642  $    4,272,232
Temporary Cash Investments at Value & Cost........         19,569          21,759         12,432          23,640
Collateral Received from Securities on Loan at
  Value & Cost....................................            334             297            662             488
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        672,766       1,044,972        311,019         992,082
Receivables:
   Investment Securities Sold.....................            196             176             54           7,889
   Dividends and Interest.........................          3,475           5,117          1,215           1,168
   Securities Lending Income......................            270             434            174             644
   Fund Shares Sold...............................          8,018          12,676          1,602           3,184
Prepaid Expenses and Other Assets.................              7               4              6              22
                                                   --------------  -------------- --------------  --------------
       Total Assets...............................      5,285,468       7,706,466      2,287,806       5,301,349
                                                   --------------  -------------- --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        673,100       1,045,269        311,681         992,570
   Investment Securities Purchased................          6,896          14,014          2,681          21,179
   Fund Shares Redeemed...........................          3,274           3,521            989           1,920
   Due to Advisor.................................            645           1,095            508           1,240
Accrued Expenses and Other Liabilities............            171             290            105             204
                                                   --------------  -------------- --------------  --------------
       Total Liabilities..........................        684,086       1,064,189        315,964       1,017,113
                                                   --------------  -------------- --------------  --------------
NET ASSETS........................................ $    4,601,382  $    6,642,277 $    1,971,842  $    4,284,236
                                                   ==============  ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $4,601,382; $6,642,277; $1,971,842 and
  $4,284,236 and shares outstanding of
  383,292,932; 563,141,132; 172,612,522 and
  187,994,083, respectively....................... $        12.00  $        11.80 $        11.42  $        22.79
                                                   ==============  ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000   2,300,000,000  1,000,000,000   1,000,000,000
                                                   ==============  ============== ==============  ==============
Investments at Cost............................... $    3,855,667  $    5,719,241 $    1,743,708  $    3,583,129
                                                   ==============  ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    3,899,965  $    5,691,492 $    1,753,588  $    3,465,517
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)                                                  11,205          16,734          4,973           9,849
Accumulated Net Realized Gain (Loss)..............        (34,954)         32,261         (3,653)        119,767
Net Unrealized Appreciation (Depreciation)........        725,166         901,790        216,934         689,103
                                                   --------------  -------------- --------------  --------------
NET ASSETS........................................ $    4,601,382  $    6,642,277 $    1,971,842  $    4,284,236
                                                   ==============  ============== ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                       U.S.            DFA          LARGE      INTERNATIONAL
                                                       MICRO       REAL ESTATE       CAP           CORE
                                                        CAP        SECURITIES   INTERNATIONAL     EQUITY
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                   -------------- ------------  ------------- --------------
ASSETS:
Investments at Value (including $470,190,
  $601,091, $355,292 and $980,660 of securities
  on loan, respectively).......................... $    3,542,106 $  3,566,467  $  1,940,386  $    5,851,206
Temporary Cash Investments at Value & Cost........         23,806       30,065            --              --
Collateral Received from Securities on Loan at
  Value & Cost....................................            548          564           819             371
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        484,821      615,643       374,000       1,041,000
Foreign Currencies at Value.......................             --           --         4,781           8,585
Cash..............................................             --           --         5,550          40,279
Receivables:
   Investment Securities Sold.....................          7,077           --            11             631
   Dividends, Interest and Tax Reclaims...........          1,167        2,818        11,384          33,113
   Securities Lending Income......................            422           80           585           1,955
   Fund Shares Sold...............................            921        3,751           940          12,977
Unrealized Gain on Foreign Currency Contracts.....             --           --             7              10
Prepaid Expenses and Other Assets.................             29           14            14              10
                                                   -------------- ------------  ------------  --------------
       Total Assets...............................      4,060,897    4,219,402     2,338,477       6,990,137
                                                   -------------- ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        485,369      616,207       374,819       1,041,371
   Investment Securities Purchased................         20,221           --         5,747          21,066
   Fund Shares Redeemed...........................          4,366        3,542         1,367           2,256
   Due to Advisor.................................          1,470          454           403           1,698
Accrued Expenses and Other Liabilities............            199          166           121             369
                                                   -------------- ------------  ------------  --------------
       Total Liabilities..........................        511,625      620,369       382,457       1,066,760
                                                   -------------- ------------  ------------  --------------
NET ASSETS........................................ $    3,549,272 $  3,599,033  $  1,956,020  $    5,923,377
                                                   ============== ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $3,549,272; $3,599,033; $1,956,020 and
  $5,923,377 and shares outstanding of
  242,627,512; 136,986,387; 106,659,165 and
  580,956,645, respectively....................... $        14.63 $      26.27  $      18.34  $        10.20
                                                   ============== ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000  700,000,000   500,000,000   2,000,000,000
                                                   ============== ============  ============  ==============
Investments at Cost............................... $    3,017,333 $  2,439,448  $  1,798,788  $    6,158,408
                                                   ============== ============  ============  ==============
Foreign Currencies at Cost........................ $           -- $         --  $      4,759  $        8,300
                                                   ============== ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    2,908,059 $  2,721,886  $  2,010,247  $    6,261,861
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          8,356       14,891        15,573          41,482
Accumulated Net Realized Gain (Loss)..............        108,084     (264,763)     (211,604)        (73,610)
Net Unrealized Foreign Exchange Gain (Loss).......             --           --           184             561
Net Unrealized Appreciation (Depreciation)........        524,773    1,127,019       141,620        (306,917)
                                                   -------------- ------------  ------------  --------------
NET ASSETS........................................ $    3,549,272 $  3,599,033  $  1,956,020  $    5,923,377
                                                   ============== ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                    ASIA         UNITED
                                                   INTERNATIONAL    JAPANESE       PACIFIC       KINGDOM
                                                       SMALL          SMALL         SMALL         SMALL
                                                      COMPANY        COMPANY       COMPANY       COMPANY
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                   -------------- ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $    6,196,719 $    322,209  $    202,844  $     30,296
Temporary Cash Investments at Value & Cost........          6,391           --            --            --
Receivables:
   Interest.......................................              2           --            --            --
   Fund Shares Sold...............................          2,192           --           242            30
Prepaid Expenses and Other Assets.................              9            7             3             6
                                                   -------------- ------------  ------------  ------------
       Total Assets...............................      6,205,313      322,216       203,089        30,332
                                                   -------------- ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased......             --           --           229            30
   Fund Shares Redeemed...........................          2,360           --            13            --
   Due to Advisor.................................          2,047          106            67            10
Accrued Expenses and Other Liabilities............            238           14            11             4
                                                   -------------- ------------  ------------  ------------
       Total Liabilities..........................          4,645          120           320            44
                                                   -------------- ------------  ------------  ------------
NET ASSETS........................................ $    6,200,668 $    322,096  $    202,769  $     30,288
                                                   ============== ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $6,200,668; $322,096; $202,769 and $30,288
  and shares outstanding of 396,450,180;
  19,640,431; 8,613,802 and 1,148,140,
  respectively.................................... $        15.64 $      16.40  $      23.54  $      26.38
                                                   ============== ============  ============  ============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000  100,000,000   100,000,000   100,000,000
                                                   ============== ============  ============  ============
Investments in Affiliated Investment Companies at
  Cost............................................ $    6,009,154 $    364,848  $    192,688  $     24,967
                                                   ============== ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    5,942,610 $    441,612  $    215,389  $     26,838
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          5,342        2,507        (2,246)           90
Accumulated Net Realized Gain (Loss)..............         64,541      (79,521)      (20,527)       (1,976)
Net Unrealized Foreign Exchange Gain (Loss).......            610          137            (3)            7
Net Unrealized Appreciation (Depreciation)........        187,565      (42,639)       10,156         5,329
                                                   -------------- ------------  ------------  ------------
NET ASSETS........................................ $    6,200,668 $    322,096  $    202,769  $     30,288
                                                   ============== ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                      DFA           DFA            DFA
                                                    CONTINENTAL  INTERNATIONAL    GLOBAL      INTERNATIONAL
                                                       SMALL      REAL ESTATE   REAL ESTATE     SMALL CAP
                                                      COMPANY     SECURITIES    SECURITIES        VALUE
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                   ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $    120,534            --  $  1,127,044              --
Investments at Value (including $0, $171,422, $0
  and $958,751 of securities on loan,
  respectively)...................................           --  $  1,214,956            --  $    8,031,390
Temporary Cash Investments at Value & Cost........           --            --         2,144              --
Collateral Received from Securities on Loan at
  Value & Cost....................................           --           486            --             501
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................           --       180,000            --       1,022,000
Foreign Currencies at Value.......................           --         5,734            --          56,708
Cash..............................................           --        11,026            --          36,348
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold...............................           --         3,934            --           8,052
   Dividends, Interest and Tax Reclaims...........           --        10,717            --          47,405
   Securities Lending Income......................           --           210            --           2,686
   Fund Shares Sold...............................            7         1,156         1,631           5,748
Unrealized Gain on Foreign Currency Contracts.....           --             6            --              86
Prepaid Expenses and Other Assets.................            4            13            17              20
                                                   ------------  ------------  ------------  --------------
       Total Assets...............................      120,545     1,428,238     1,130,836       9,210,944
                                                   ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............           --       180,486            --       1,022,501
   Investment Securities/Affiliated Investment
     Companies Purchased..........................            7         7,445         1,010          21,620
   Fund Shares Redeemed...........................           --         1,109           239           3,109
   Due to Advisor.................................           40           349            36           4,371
Unrealized Loss on Foreign Currency Contracts.....           --            --            --               1
Accrued Expenses and Other Liabilities............           13            65            26             728
                                                   ------------  ------------  ------------  --------------
       Total Liabilities..........................           60       189,454         1,311       1,052,330
                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................ $    120,485  $  1,238,784  $  1,129,525  $    8,158,614
                                                   ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Cass Shares -- based on net assets
  of $120,485; $1,238,784; $1,129,525 and
  $8,158,614 and shares outstanding of 8,082,429;
  247,579,071; 127,072,502 and 529,545,862,
  respectively.................................... $      14.91  $       5.00  $       8.89  $        15.41
                                                   ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                   ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................ $    122,332  $         --  $    868,353  $           --
                                                   ------------  ------------  ------------  --------------
Investments at Cost............................... $         --  $  1,193,968  $         --  $    8,698,883
                                                   ============  ============  ============  ==============
Foreign Currencies at Cost........................ $         --  $      5,705  $         --  $       51,269
                                                   ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    147,780  $  1,504,270  $    901,921  $    8,608,728
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................        1,008       (75,062)         (218)         41,638
Accumulated Net Realized Gain (Loss)..............      (26,542)     (211,697)      (30,869)        169,243
Net Unrealized Foreign Exchange Gain (Loss).......           37           256            --           1,059
Net Unrealized Appreciation (Depreciation)........       (1,798)       21,017       258,691        (662,054)
                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................ $    120,485  $  1,238,784  $  1,129,525  $    8,158,614
                                                   ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  INTERNATIONAL                SELECTIVELY
                                                                     VECTOR       WORLD EX    HEDGED GLOBAL   EMERGING
                                                                     EQUITY      U.S. VALUE      EQUITY        MARKETS
                                                                    PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                  ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value..........           --  $     55,221  $     23,715  $  2,678,054
Investments at Value (including $66,982, $0, $0 and $0 of
  securities on loan, respectively).............................. $    527,965            --            --            --
Temporary Cash Investments at Value & Cost.......................           --            53           903            --
Segregated Cash for Futures Contracts............................           --            --            42            --
Collateral Received from Securities on Loan at Value & Cost......        2,318            --            --            --
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................       69,000            --            --            --
Foreign Currencies at Value......................................        2,992            --            --            --
Cash.............................................................        1,345            --            --            --
Receivables:
   Investment Securities/Affiliated Investment Companies Sold....           35            --            --            --
   Dividends, Interest and Tax Reclaims..........................        3,075            --            --            --
   Securities Lending Income.....................................          168            --            --            --
   Fund Shares Sold..............................................          539            40            78         2,972
   From Advisor..................................................           --            --             7            --
Unrealized Gain on Foreign Currency Contracts....................           12            --            --            --
Prepaid Expenses and Other Assets................................            5             4             1            29
Deferred Offering Costs..........................................           --            --            33            --
                                                                  ------------  ------------  ------------  ------------
       Total Assets..............................................      607,454        55,318        24,779     2,681,055
                                                                  ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................       71,318            --            --            --
   Investment Securities/Affiliated Investment Companies
     Purchased...................................................        2,972            --            --         2,079
   Fund Shares Redeemed..........................................          333            --            --           893
   Due to Advisor................................................          197            12            --           889
   Futures Margin Variation......................................           --            --             3            --
Unrealized Loss on Foreign Currency Contracts....................           --            --            44            --
Accrued Expenses and Other Liabilities...........................            7             6             3           118
                                                                  ------------  ------------  ------------  ------------
       Total Liabilities.........................................       74,827            18            50         3,979
                                                                  ------------  ------------  ------------  ------------
NET ASSETS....................................................... $    532,627  $     55,300  $     24,729  $  2,677,076
                                                                  ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $532,627;
  $55,300; $24,729 and $2,677,076 and shares outstanding of
  56,093,365; 5,511,691; 2,277,951 and 100,946,220, respectively. $       9.50  $      10.03  $      10.86  $      26.52
                                                                  ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  500,000,000   100,000,000   100,000,000   500,000,000
                                                                  ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $         --  $     52,769  $         --  $  1,634,526
                                                                  ------------  ------------  ------------  ------------
Investments at Cost.............................................. $    474,264  $         --  $     22,131  $         --
                                                                  ============  ============  ============  ============
Foreign Currencies at Cost....................................... $      2,977  $         --  $         --  $         --
                                                                  ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    474,053  $     58,757  $     23,002  $  1,607,016
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        3,333           360            25         8,233
Accumulated Net Realized Gain (Loss).............................        1,471        (6,258)          149        18,383
Net Unrealized Foreign Exchange Gain (Loss)......................           54           (11)          (44)          (84)
Net Unrealized Appreciation (Depreciation).......................       53,716         2,452         1,597     1,043,528
                                                                  ------------  ------------  ------------  ------------
NET ASSETS....................................................... $    532,627  $     55,300  $     24,729  $  2,677,076
                                                                  ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               EMERGING      EMERGING        EMERGING
                                                                MARKETS       MARKETS         MARKETS
                                                               SMALL CAP       VALUE        CORE EQUITY
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                             ------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value....... $  2,519,117  $   15,982,617             --
Investments at Value (including $0, $0 and $848,508 of
  securities on loan, respectively).........................           --              -- $    7,556,652
Collateral Received from Securities on Loan at Value & Cost.           --              --            648
Affiliated Collateral Received from Securities on Loan at
  Value & Cost..............................................           --              --        715,000
Foreign Currencies at Value.................................           --              --          8,050
Cash........................................................           --              --         88,200
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................           --              --            107
   Dividends, Interest and Tax Reclaims.....................           --              --         19,711
   Securities Lending Income................................           --              --          1,560
   Fund Shares Sold.........................................          979          99,766         11,399
Unrealized Gain on Foreign Currency Contracts...............           --              --              2
Prepaid Expenses and Other Assets...........................           23              --             43
                                                             ------------  -------------- --------------
       Total Assets.........................................    2,520,119      16,082,383      8,401,372
                                                             ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................           --              --        715,648
   Investment Securities/Affiliated Investment Company
     Purchased..............................................          653          96,381         37,004
   Fund Shares Redeemed.....................................          326           3,385          1,846
   Due to Advisor...........................................          902           5,335          3,468
Accrued Expenses and Other Liabilities......................           64             438            530
                                                             ------------  -------------- --------------
       Total Liabilities....................................        1,945         105,539        758,496
                                                             ------------  -------------- --------------
NET ASSETS.................................................. $  2,518,174  $   15,976,844 $    7,642,876
                                                             ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $103,576 and
  $0 and shares outstanding of 0; 3,570,750 and 0,
  respectively..............................................          N/A  $        29.01            N/A
                                                             ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A     100,000,000            N/A
                                                             ============  ============== ==============
Institutional Class Shares -- based on net assets of
  $2,518,174; $15,873,268 and $7,642,876 and shares
  outstanding of 123,445,877; 546,696,881 and 393,908,451,
  respectively.............................................. $      20.40  $        29.03 $        19.40
                                                             ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.................................  500,000,000   1,500,000,000  1,000,000,000
                                                             ============  ============== ==============
Investments in Affiliated Investment Company at Cost........ $  2,164,179  $   15,630,502 $           --
                                                             ------------  -------------- --------------
Investments at Cost......................................... $         --  $           -- $    6,805,291
                                                             ============  ============== ==============
Foreign Currencies at Cost.................................. $         --  $           -- $        8,061
                                                             ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $  2,122,544  $   15,471,978 $    6,898,180
Undistributed Net Investment Income (Distributions in
  Excess of Net Investment Income)..........................           74           9,288         19,968
Accumulated Net Realized Gain (Loss)........................       40,731         143,283        (26,439)
Net Unrealized Foreign Exchange Gain (Loss).................         (113)            180           (183)
Net Unrealized Appreciation (Depreciation)..................      354,938         352,115        751,350
                                                             ------------  -------------- --------------
NET ASSETS.................................................. $  2,518,174  $   15,976,844 $    7,642,876
                                                             ============  ============== ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                        ENHANCED      U.S.                        U.S.
                                                       U.S. LARGE  LARGE CAP                    SMALL CAP
                                                        COMPANY      VALUE      U.S. TARGETED     VALUE
                                                       PORTFOLIO   PORTFOLIO*  VALUE PORTFOLIO  PORTFOLIO
                                                       ----------  ----------  --------------- ----------
INVESTMENT INCOME
   Dividends.......................................... $       61  $   81,667     $     16,863 $   38,673
   Interest...........................................        870          10               11         15
   Income from Securities Lending.....................         --       4,367            1,226      3,696
   Expenses Allocated from Affiliated Investment
     Company..........................................         --      (4,464)              --         --
                                                       ----------  ----------  --------------- ----------
          Total Investment Income.....................        931      81,580           18,100     42,384
                                                       ----------  ----------  --------------- ----------
EXPENSES
   Investment Advisory Services Fees..................         45          --            1,377      6,814
   Administrative Services Fees.......................        134       5,736            3,442     10,222
   Accounting & Transfer Agent Fees...................         20          47              153        361
   S&P 500(R) Fees....................................          5          --               --         --
   Shareholder Servicing Fees --
       Class R1 Shares................................         --          --               24         --
       Class R2 Shares................................         --          --               14         --
   Custodian Fees.....................................          6          --               31         60
   Filing Fees........................................         17          76               84         63
   Shareholders' Reports..............................          3         106               57         93
   Directors'/Trustees' Fees & Expenses...............          1          29               10         28
   Professional Fees..................................          2          47               35         93
   Other..............................................          1          32               24         60
                                                       ----------  ----------  --------------- ----------
          Total Expenses..............................        234       6,073            5,251     17,794
                                                       ----------  ----------  --------------- ----------
   NET INVESTMENT INCOME (LOSS).......................        697      75,507           12,849     24,590
                                                       ----------  ----------  --------------- ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.....................        127     174,166           97,002    199,092
       Futures........................................     21,975          --            3,336        628
       Foreign Currency Transactions..................       (585)         --               --         --
   Change in Unrealized Appreciation
     (Depreciation) of:...............................
       Investment Securities..........................        769     525,053          189,172    539,736
       Futures........................................     (1,590)         --               --       (536)
       Translation of Foreign Currency
         Denominated Amounts..........................        346          --               --         --
                                                       ----------  ----------  --------------- ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............     21,042     699,219          289,510    738,920
                                                       ----------  ----------  --------------- ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................... $   21,739  $  774,726     $    302,359 $  763,510
                                                       ==========  ==========  =============== ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            U.S.      U.S.      U.S.      U.S.
                                            CORE      CORE     VECTOR     SMALL
                                          EQUITY 1  EQUITY 2   EQUITY      CAP
                                          PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
                                          --------- --------- --------- ---------
INVESTMENT INCOME
   Dividends............................. $ 37,642  $ 55,833  $ 15,691  $ 26,825
   Interest..............................       16        14         6         9
   Income from Securities Lending........    1,584     2,769     1,185     3,719
                                          --------  --------  --------  --------
          Total Investment Income........   39,242    58,616    16,882    30,553
                                          --------  --------  --------  --------
EXPENSES
   Investment Advisory Services Fees.....    3,525     6,196     2,929       606
   Administrative Services Fees..........       --        --        --     6,465
   Accounting & Transfer Agent Fees......      221       326       110       218
   Custodian Fees........................       47        50        24        47
   Filing Fees...........................      115       116        59        66
   Shareholders' Reports.................       29        57        27        53
   Directors'/Trustees' Fees & Expenses..       14        23         7        15
   Professional Fees.....................       48        78        25        52
   Other.................................       23        40        14        28
                                          --------  --------  --------  --------
          Total Expenses.................    4,022     6,886     3,195     7,550
                                          --------  --------  --------  --------
   NET INVESTMENT INCOME (LOSS)..........   35,220    51,730    13,687    23,003
                                          --------  --------  --------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received
     from Affiliated Investment
     Companies...........................       36       105        18        --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........   14,736    50,158    34,151   144,019
       Futures...........................       --        --      (850)       --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.............  431,153   602,868   170,239   268,274
                                          --------  --------  --------  --------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS)..............................  445,925   653,131   203,558   412,293
                                          --------  --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............. $481,145  $704,861  $217,245  $435,296
                                          ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            U.S.        DFA
                                            MICRO   REAL ESTATE   LARGE CAP   INTERNATIONAL
                                             CAP    SECURITIES  INTERNATIONAL  CORE EQUITY
                                          PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                          --------- ----------- ------------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $3, $0, $2,735
     and $7,129, respectively)........... $ 23,531   $ 42,705     $ 32,721      $ 90,643
   Interest..............................        6         16           --             1
   Income from Securities Lending........    2,938        567        1,477         5,830
                                          --------   --------     --------      --------
          Total Investment Income........   26,475     43,288       34,198        96,474
                                          --------   --------     --------      --------
EXPENSES
   Investment Advisory Services
     Fees................................    1,696      4,062        2,301         9,625
   Administrative Services Fees..........    6,785         --           --            --
   Accounting & Transfer Agent Fees......      185        175          108           294
   Custodian Fees........................       34         16          207           626
   Filing Fees...........................       40         57           39           150
   Shareholders' Reports.................       49         63           42            68
   Directors'/Trustees' Fees &
     Expenses............................       14         12            7            21
   Professional Fees.....................       45         38           23            70
   Other.................................       28         21           17            57
                                          --------   --------     --------      --------
          Total Expenses.................    8,876      4,444        2,744        10,911
                                          --------   --------     --------      --------
   Fees Waived, Expenses
     Reimbursed, and/or Previously
     Waived Fees Recovered by
     Advisor (Note C)....................       --        (73)          --            --
   Fees Paid Indirectly..................       --         --           (4)          (10)
                                          --------   --------     --------      --------
   Net Expenses..........................    8,876      4,371        2,740        10,901
                                          --------   --------     --------      --------
   NET INVESTMENT INCOME (LOSS)..........   17,599     38,917       31,458        85,573
                                          --------   --------     --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions
     Received from Investment
     Securities..........................       --      8,786           --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........  147,503     (1,870)     (10,627)      (19,641)
       Futures...........................       --        (46)          --            --
       Foreign Currency
         Transactions*...................       --         --         (250)         (398)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency................  187,622    404,906       49,373       160,136
       Translation of Foreign
         Currency Denominated
         Amounts.........................       --         --          214           662
                                          --------   --------     --------      --------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS).........................  335,125    411,776       38,710       140,759
                                          --------   --------     --------      --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $352,724   $450,693     $ 70,168      $226,332
                                          ========   ========     ========      ========

--------
* Net of foreign capital taxes withheld of $0, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                   UNITED
                                           INTERNATIONAL  JAPANESE  ASIA PACIFIC  KINGDOM
                                               SMALL       SMALL       SMALL       SMALL
                                              COMPANY     COMPANY     COMPANY     COMPANY
                                            PORTFOLIO*   PORTFOLIO*  PORTFOLIO*  PORTFOLIO*
                                           ------------- ---------- ------------ ----------
INVESTMENT INCOME
   Net Investment Income Received
     from Affiliated Investment
     Companies:
   Dividends (Net of Foreign Taxes
     Withheld of $6,614, $262,
     $75, and $0, respectively)...........   $ 77,079     $ 3,496     $ 2,817      $  473
   Interest...............................          2          --          --          --
   Income from Securities Lending.........      8,164         193         306           4
   Expenses Allocated from
     Affiliated Investment
     Companies............................     (4,239)       (163)       (141)        (20)
                                             --------     -------     -------      ------
          Total Net Investment
            Income Received From
            Affiliated Investment
            Companies.....................     81,006       3,526       2,982         457
                                             --------     -------     -------      ------
FUND INVESTMENT INCOME
   Interest...............................         12          --          --          --
                                             --------     -------     -------      ------
          Total Fund Investment
            Income........................         12          --          --          --
                                             --------     -------     -------      ------
FUND EXPENSES
   Administrative Services Fees...........     11,754         481         345          63
   Accounting & Transfer Agent Fees.......         38           8           8           7
   Filing Fees............................         90          17          18          12
   Shareholders' Reports..................         85           1           2           1
   Directors'/Trustees' Fees &
     Expenses.............................         24           1           1          --
   Audit Fees.............................          7           1           1           1
   Legal Fees.............................         34          --          --          --
   Other..................................         24           1           1          --
                                             --------     -------     -------      ------
          Total Expenses..................     12,056         510         376          84
                                             --------     -------     -------      ------
   Fees Waived, Expenses
     Reimbursed, and/or Previously
     Waived Fees Recovered by
     Advisor (Note C).....................         --          --          --         (10)
                                             --------     -------     -------      ------
   Net Expenses...........................     12,056         510         376          74
                                             --------     -------     -------      ------
   NET INVESTMENT INCOME (LOSS)...........     68,962       3,016       2,606         383
                                             --------     -------     -------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     73,420      (4,809)      6,945          67
       Foreign Currency
         Transactions**...................       (134)        (19)         (1)         (2)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................    223,293      20,155       4,323       3,897
       Futures............................         --          --          --          --
       Translation of Foreign
         Currency Denominated
         Amounts..........................        501         151         (19)          1
                                             --------     -------     -------      ------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS)..........................    297,080      15,478      11,248       3,963
                                             --------     -------     -------      ------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS........   $366,042     $18,494     $13,854      $4,346
                                             ========     =======     =======      ======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $3, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA                       DFA
                                                                            CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                                               SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                                              COMPANY    SECURITIES   SECURITIES      VALUE
                                                                            PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                            ----------- ------------- ----------- -------------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld of $215, $0, $0 and $0,
     respectively).........................................................   $1,474            --           --           --
   Income Distributions Received from Affiliated Investment Company........       --            --     $ 24,545           --
   Income from Securities Lending..........................................      282            --           --           --
   Expenses Allocated from Affiliated Investment Company...................      (89)           --           --           --
                                                                              ------      --------     --------     --------
          Total Net Investment Income Received from Affiliated
            Investment Company.............................................    1,667            --       24,545           --
                                                                              ------      --------     --------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $2,553, $0 and $7,858,
     respectively).........................................................       --      $ 33,894           --     $ 99,613
   Interest................................................................       --            --            2           --
   Income from Securities Lending..........................................       --           541           --       10,389
                                                                              ------      --------     --------     --------
          Total Fund Investment Income.....................................       --        34,435            2      110,002
                                                                              ------      --------     --------     --------
FUND EXPENSES
   Investment Advisory Services Fees.......................................       --         1,907        1,522       24,688
   Administrative Services Fees............................................      229            --           --           --
   Accounting & Transfer Agent Fees........................................        7            68           11          403
   Custodian Fees..........................................................       --           140           --        1,107
   Filing Fees.............................................................       14            27           22          108
   Shareholders' Reports...................................................        2            30           13          116
   Directors'/Trustees' Fees & Expenses....................................       --             4            3           31
   Audit Fees..............................................................        1             9            3           62
   Legal Fees..............................................................       --             6            4           50
   Other...................................................................        1            12            3           82
                                                                              ------      --------     --------     --------
          Total Expenses...................................................      254         2,203        1,581       26,647
                                                                              ------      --------     --------     --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C).........................................       --            --       (1,355)          --
   Fees Paid Indirectly....................................................       --            (3)          --          (16)
                                                                              ------      --------     --------     --------
   Net Expenses............................................................      254         2,200          226       26,631
                                                                              ------      --------     --------     --------
   NET INVESTMENT INCOME (LOSS)............................................    1,413        32,235       24,321       83,371
                                                                              ------      --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold..........................................     (436)      (32,108)      (2,736)     178,349
       Foreign Currency Transactions**.....................................       (7)          176           --       (5,662)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..........................    1,405        87,053       90,971      246,273
       Translation of Foreign Currency Denominated Amounts.................      (13)          264           --        1,206
                                                                              ------      --------     --------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).................................      949        55,385       88,235      420,166
                                                                              ------      --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............   $2,362      $ 87,620     $112,556     $503,537
                                                                              ======      ========     ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $0, $0, and $10, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL                          SELECTIVELY       EMERGING
                                                     VECTOR EQUITY    WORLD EX U.S.        HEDGED GLOBAL      MARKETS
                                                       PORTFOLIO    VALUE PORTFOLIO***  EQUITY PORTFOLIO(a)  PORTFOLIO*
                                                     -------------  ------------------  -------------------  ----------
INVESTMENT INCOME
   Net Investment Income Received from
     Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of
     $0, $59, $0 and $2,179, respectively)..........            --       $         732                   --  $   21,326
   Income Distributions Received from
     Affiliated Investment Companies................            --                  37        $         168          --
   Income from Securities Lending...................            --                  43                   --       2,261
   Expenses Allocated from Affiliated
     Investment Companies...........................            --                 (55)                  --      (2,300)
                                                     -------------  ------------------  -------------------  ----------
          Total Investment Income...................            --                 757                  168      21,287
                                                     -------------  ------------------  -------------------  ----------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $571, $0, $0 and $0, respectively)............. $       7,588                  --                   --          --
   Interest.........................................            --                  --                    1          --
   Income from Securities Lending...................           502                  --                   --          --
                                                     -------------  ------------------  -------------------  ----------
          Total Fund Investment Income..............         8,090                  --                    1          --
                                                     -------------  ------------------  -------------------  ----------
FUND EXPENSES
   Investment Advisory Services Fees................         1,065                 127                   30          --
   Administrative Services Fees.....................            --                  --                   --       4,965
   Accounting & Transfer Agent Fees.................            37                   6                    6          20
   Custodian Fees...................................           139                  --                   --          --
   Filing Fees......................................            17                  20                   --          33
   Shareholders' Reports............................             6                  --                   --          52
   Directors'/Trustees' Fees & Expenses.............             2                  --                   --          10
   Professional Fees................................             6                   3                    3          17
   Organizational & Offering Costs..................            --                  --                   28          --
   Other............................................             5                   1                   --          10
                                                     -------------  ------------------  -------------------  ----------
          Total Expenses............................         1,277                 157                   67       5,107
                                                     -------------  ------------------  -------------------  ----------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)...............................            --                 (66)                 (63)         --
   Fees Paid Indirectly.............................            (2)                 --                   --          --
                                                     -------------  ------------------  -------------------  ----------
   Net Expenses.....................................         1,275                  91                    4       5,107
                                                     -------------  ------------------  -------------------  ----------
   NET INVESTMENT INCOME (LOSS).....................         6,815                 666                  165      16,180
                                                     -------------  ------------------  -------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Affiliated Investment Companies................            --                  80                   --          --
   Net Realized Gain (Loss) on:.....................
       Investment Securities Sold...................         2,342                (222)                  --      19,769
       Futures......................................            --                  --                   43          --
       Foreign Currency Transactions**..............           (64)                 (6)                 106        (445)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................        18,027                 970                1,584      80,559
       Futures......................................            --                  --                   13          --
       Translation of Foreign Currency
         Denominated Amounts........................            50                   5                  (44)        (33)
                                                     -------------  ------------------  -------------------  ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........        20,355                 827                1,702      99,850
                                                     -------------  ------------------  -------------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS................................... $      27,170       $       1,493        $       1,867  $  116,030
                                                     =============  ==================  ===================  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $1, $0, $0, and $13, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a) The Portfolio commenced operations on November 14, 2011.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                      EMERGING    EMERGING    EMERGING
                                                      MARKETS     MARKETS      MARKETS
                                                     SMALL CAP     VALUE     CORE EQUITY
                                                     PORTFOLIO*  PORTFOLIO*   PORTFOLIO
                                                     ----------  ----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $1,502, $11,363 and $6,009, respectively)......  $  18,098  $  111,479   $   56,294
   Interest.........................................         --           1           --
   Income from Securities Lending...................      2,495      12,516        7,856
   Expenses Allocated from Affiliated
     Investment Company.............................     (3,354)    (14,150)          --
                                                     ----------  ----------  -----------
          Total Investment Income...................     17,239     109,846       64,150
                                                     ----------  ----------  -----------
EXPENSES
   Investment Advisory Services Fees................         --          --       17,802
   Administrative Services Fees.....................      4,647      29,820           --
   Accounting & Transfer Agent Fees.................         18          88          342
   Shareholder Servicing Fees -- Class R2 Shares....         --         119           --
   Custodian Fees...................................         --          --        2,576
   Filing Fees......................................         42         204          110
   Shareholders' Reports............................         26         123           80
   Directors'/Trustees' Fees & Expenses.............          8          54           20
   Professional Fees................................         13          87           96
   Other............................................          7          48           42
                                                     ----------  ----------  -----------
          Total Expenses............................      4,761      30,543       21,068
                                                     ----------  ----------  -----------
   Fees Paid Indirectly.............................         --          --          (51)
                                                     ----------  ----------  -----------
   Net Expenses.....................................      4,761      30,543       21,017
                                                     ----------  ----------  -----------
   NET INVESTMENT INCOME (LOSS).....................     12,478      79,303       43,133
                                                     ----------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................     56,146     160,100        6,759
       Futures......................................       (812)         --        2,698
       Foreign Currency Transactions**..............     (1,261)     (2,843)      (1,095)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................     56,008     117,619      231,237
       Translation of Foreign Currency
         Denominated Amounts........................        (85)        (14)        (265)
                                                     ----------  ----------  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........    109,996     274,862      239,334
                                                     ----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...................................  $ 122,474  $  354,165   $  282,467
                                                     ==========  ==========  ===========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $86, $310 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               ENHANCED               U.S. LARGE
                                                          U.S. LARGE COMPANY           CAP VALUE              U.S. TARGETED
                                                              PORTFOLIO                PORTFOLIO             VALUE PORTFOLIO
                                                        ---------------------  ------------------------  -----------------------
                                                        SIX MONTHS     YEAR    SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                           ENDED      ENDED       ENDED        ENDED        ENDED       ENDED
                                                         APRIL 30,   OCT. 31,   APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                                           2012        2011       2012          2011        2012         2011
                                                        -----------  --------  -----------  -----------  -----------  ----------
                                                        (UNAUDITED)            (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................   $     697  $  1,430  $    75,507  $   120,343  $    12,849  $   18,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold......................         127       380      174,166      301,933       97,002      20,083
       Futures.........................................      21,975    12,791           --       (9,927)       3,336       1,751
       Foreign Currency Transactions...................        (585)      412           --           --           --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...........................         769      (472)     525,053      (67,687)     189,172      53,386
       Futures.........................................      (1,590)     (995)          --           --           --          --
       Translation of Foreign Currency
         Denominated Amounts...........................         346      (174)          --           --           --          --
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations..................      21,739    13,372      774,726      344,662      302,359      93,954
                                                        -----------  --------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares.................................          --        --           --           --         (163)       (275)
       Class R2 Shares.................................          --        --           --           --          (35)        (43)
       Institutional Class Shares......................      (1,846)     (270)     (77,128)    (117,051)     (10,257)    (17,989)
   Net Long-Term Gains:................................
       Class R1 Shares.................................          --        --           --           --         (356)        (87)
       Class R2 Shares.................................          --        --           --           --          (86)        (14)
       Institutional Class Shares......................          --        --           --           --      (19,426)     (4,668)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Total Distributions..........................      (1,846)     (270)     (77,128)    (117,051)     (30,323)    (23,076)
                                                        -----------  --------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.......................................      11,969    42,165      754,785    2,027,913      462,506     924,360
   Shares Issued in Lieu of Cash Distributions.........       1,756       259       71,711      109,293       28,351      21,388
   Shares Redeemed.....................................     (15,095)  (42,128)    (875,481)  (1,945,509)    (390,816)   (743,912)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions.........................      (1,370)      296      (48,985)     191,697      100,041     201,836
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Total Increase (Decrease) in Net
            Assets.....................................      18,523    13,398      648,613      419,308      372,077     272,714
NET ASSETS
   Beginning of Period.................................     171,128   157,730    7,340,344    6,921,036    2,543,979   2,271,265
                                                        -----------  --------  -----------  -----------  -----------  ----------
   End of Period.......................................   $ 189,651  $171,128  $ 7,988,957  $ 7,340,344  $ 2,916,056  $2,543,979
                                                        ===========  ========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................       1,408     5,163       37,430      100,905       29,116      56,950
   Shares Issued in Lieu of Cash Distributions.........         222        33        3,709        5,526        1,911       1,349
   Shares Redeemed.....................................      (1,780)   (5,148)     (43,394)     (98,393)     (24,372)    (46,106)
   Shares Reduced by Reverse Stock Split (Note
     G)................................................          --        --           --           --           --          (9)
                                                        -----------  --------  -----------  -----------  -----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed........................        (150)       48       (2,255)       8,038        6,655      12,184
                                                        ===========  ========  ===========  ===========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)                                                 $     754  $  1,903  $    19,055  $    20,676  $     3,779  $    1,385

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  U.S. SMALL                 U.S. CORE                 U.S. CORE
                                              CAP VALUE PORTFOLIO       EQUITY 1 PORTFOLIO        EQUITY 2 PORTFOLIO
                                           ------------------------  ------------------------  ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011        2012          2011
                                           -----------  -----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    24,590  $    44,197  $    35,220  $    51,991  $    51,730  $    80,421
   Capital Gain Distributions
     Received from Affiliated
     Investment Company...................          --           --           36           --          105           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     199,092      215,171       14,736       31,974       50,158       69,078
       Futures............................         628         (825)          --           --           --           --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     539,736      112,710      431,153      116,761      602,868      192,966
       Futures............................        (536)         536           --           --           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     763,510      371,789      481,145      200,726      704,861      342,465
                                           -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (20,289)     (41,924)     (32,374)     (49,822)     (42,597)     (78,869)
   Net Long-Term Gains:...................
       Institutional Class Shares.........     (89,379)          --           --           --           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions.............    (109,668)     (41,924)     (32,374)     (49,822)     (42,597)     (78,869)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     566,458    1,194,011      766,720    1,193,672      669,419    1,575,775
   Shares Issued in Lieu of Cash
     Distributions........................     103,444       39,640       29,484       45,486       41,410       76,923
   Shares Redeemed........................    (774,632)  (1,577,930)    (375,004)    (556,060)    (550,722)  (1,086,755)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    (104,730)    (344,279)     421,200      683,098      160,107      565,943
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     549,112      (14,414)     869,971      834,002      822,371      829,539
NET ASSETS
   Beginning of Period....................   6,540,863    6,555,277    3,731,411    2,897,409    5,819,906    4,990,367
                                           -----------  -----------  -----------  -----------  -----------  -----------
   End of Period.......................... $ 7,089,975  $ 6,540,863  $ 4,601,382  $ 3,731,411  $ 6,642,277  $ 5,819,906
                                           ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      22,857       48,190       67,996      108,434       60,128      144,791
   Shares Issued in Lieu of Cash
     Distributions........................       4,641        1,639        2,709        4,215        3,865        7,192
   Shares Redeemed........................     (31,457)     (62,955)     (33,454)     (51,146)     (49,629)     (99,493)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      (3,959)     (13,126)      37,251       61,503       14,364       52,490
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $     5,159  $       858  $    11,205  $     8,359  $    16,734  $     7,601

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  U.S. VECTOR                U.S. SMALL                U.S. MICRO
                                               EQUITY PORTFOLIO            CAP PORTFOLIO              CAP PORTFOLIO
                                           ------------------------  ------------------------   ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR      SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED         ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,     APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011         2012          2011
                                           -----------  -----------  -----------  -----------   -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    13,687  $    20,309  $    23,003  $    33,067   $    17,599  $    23,621
   Capital Gain Distributions
     Received from Affiliated
     Investment Company...................          18           --           --           --            --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      34,151       46,999      144,019      211,228       147,503      234,404
       Futures............................        (850)          --           --          929            --           --
       In-Kind Redemptions................          --           --           --      126,527*           --           --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     170,239       18,243      268,274      (60,488)      187,622       32,818
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     217,245       85,551      435,296      311,263       352,724      290,843
                                           -----------  -----------  -----------  -----------   -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (12,271)     (19,719)     (14,637)     (32,796)      (12,442)     (23,667)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Total Distributions.............     (12,271)     (19,719)     (14,637)     (32,796)      (12,442)     (23,667)
                                           -----------  -----------  -----------  -----------   -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     195,779      551,321      438,321    1,118,116       219,424      509,041
   Shares Issued in Lieu of Cash
     Distributions........................      12,076       19,400       13,557       30,271        11,737       22,542
   Shares Redeemed........................    (292,882)    (343,081)    (358,624)  (1,047,988)*    (279,890)    (719,326)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................     (85,027)     227,640       93,254      100,399       (48,729)    (187,743)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     119,947      293,472      513,913      378,866       291,553       79,433
NET ASSETS
   Beginning of Period....................   1,851,895    1,558,423    3,770,323    3,391,457     3,257,719    3,178,286
                                           -----------  -----------  -----------  -----------   -----------  -----------
   End of Period.......................... $ 1,971,842  $ 1,851,895  $ 4,284,236  $ 3,770,323   $ 3,549,272  $ 3,257,719
                                           ===========  ===========  ===========  ===========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      18,026       51,309       20,287       52,474        15,722       37,458
   Shares Issued in Lieu of Cash
     Distributions........................       1,192        1,845          674        1,457           916        1,695
   Shares Redeemed........................     (26,732)     (31,749)     (16,466)     (48,404)      (20,140)     (52,370)
                                           -----------  -----------  -----------  -----------   -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      (7,514)      21,405        4,495        5,527        (3,502)     (13,217)
                                           ===========  ===========  ===========  ===========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $     4,973  $     3,557  $     9,849  $     1,483   $     8,356  $     3,199

--------
*  See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                DFA REAL ESTATE              LARGE CAP               INTERNATIONAL
                                                  SECURITIES               INTERNATIONAL              CORE EQUITY
                                                   PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                           ------------------------  ------------------------  ------------------------
                                           SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2012          2011        2012          2011        2012          2011
                                           -----------  -----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    38,917  $    51,146  $    31,458  $    55,392  $    85,573  $   161,011
   Capital Gain Distributions
     Received from Investment
     Securities...........................       8,786       13,117           --           --           --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      (1,870)     (39,946)     (10,627)     (12,846)     (19,641)      28,431
       Futures............................         (46)          --           --           --           --           --
       Foreign Currency
         Transactions*....................          --           --         (250)         187         (398)        (191)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................     404,906      277,359       49,373     (133,116)     160,136     (525,986)
       Translation of Foreign
         Currency Denominated
         Amounts..........................          --           --          214         (205)         662         (476)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     450,693      301,676       70,168      (90,588)     226,332     (337,211)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (38,555)     (40,246)     (21,610)     (54,107)     (57,457)    (161,285)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions.............     (38,555)     (40,246)     (21,610)     (54,107)     (57,457)    (161,285)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued..........................     392,881      685,272      397,760      463,836      930,584    1,663,723
   Shares Issued in Lieu of Cash
     Distributions........................      37,296       38,998       20,547       51,857       55,386      154,934
   Shares Redeemed........................    (341,929)    (576,605)    (214,994)    (283,535)    (627,352)    (791,266)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................      88,248      147,665      203,313      232,158      358,618    1,027,391
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets........................     500,386      409,095      251,871       87,463      527,493      528,895
NET ASSETS
   Beginning of Period....................   3,098,647    2,689,552    1,704,149    1,616,686    5,395,884    4,866,989
                                           -----------  -----------  -----------  -----------  -----------  -----------
   End of Period.......................... $ 3,599,033  $ 3,098,647  $ 1,956,020  $ 1,704,149  $ 5,923,377  $ 5,395,884
                                           ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      16,384       30,656       22,489       23,919       95,327      153,758
   Shares Issued in Lieu of Cash
     Distributions........................       1,712        1,817        1,204        2,658        5,892       14,162
   Shares Redeemed........................     (14,384)     (25,853)     (12,190)     (14,657)     (65,758)     (73,947)
                                           -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................       3,712        6,620       11,503       11,920       35,461       93,973
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $    14,891  $    14,529  $    15,573  $     5,275  $    41,482  $    13,366

--------
* Net of foreign capital gain taxes withheld of $0, $0, $1, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                INTERNATIONAL            JAPANESE            ASIA PACIFIC
                                                SMALL COMPANY          SMALL COMPANY         SMALL COMPANY
                                                  PORTFOLIO              PORTFOLIO             PORTFOLIO
                                           ----------------------  --------------------  --------------------
                                           SIX MONTHS     YEAR     SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                              ENDED      ENDED        ENDED     ENDED       ENDED     ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                              2012        2011        2012       2011       2012       2011
                                           ----------- ----------  ----------- --------  ----------- --------
                                           (UNAUDITED)             (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $   68,962  $  146,577   $  3,016   $  2,693   $  2,606   $  4,845
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     73,420     205,897     (4,809)    (5,587)     6,945      8,959
       Futures............................         --        (271)        --         --         --         --
       Foreign Currency
         Transactions*....................       (134)       (103)       (19)        14         (1)        85
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................    223,293    (571,803)    20,155     13,164      4,323    (21,184)
       Futures............................         --          --         --         --         --         --
       Translation of Foreign
         Currency Denominated
         Amounts..........................        501        (340)       151        (61)       (19)        18
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................    366,042    (220,043)    18,494     10,223     13,854     (7,277)
                                           ----------- ----------  ----------- --------  ----------- --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........    (69,996)   (179,486)    (1,550)    (2,305)    (5,899)    (6,964)
   Net Long-Term Gains:
       Institutional Class Shares.........   (108,621)         --         --         --         --         --
                                           ----------- ----------  ----------- --------  ----------- --------
          Total Distributions.............   (178,617)   (179,486)    (1,550)    (2,305)    (5,899)    (6,964)
                                           ----------- ----------  ----------- --------  ----------- --------
Capital Share Transactions (1):
   Shares Issued..........................    581,758   1,380,524    159,880     74,211     66,937     54,555
   Shares Issued in Lieu of Cash
     Distributions........................    172,326     171,227      1,392      2,020      5,363      6,350
   Shares Redeemed........................   (574,856)   (829,801)   (19,240)   (35,962)   (16,748)   (38,913)
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    179,228     721,950    142,032     40,269     55,552     21,992
                                           ----------- ----------  ----------- --------  ----------- --------
          Total Increase
            (Decrease) in Net
            Assets........................    366,653     322,421    158,976     48,187     63,507      7,751
NET ASSETS
   Beginning of Period....................  5,834,015   5,511,594    163,120    114,933    139,262    131,511
                                           ----------- ----------  ----------- --------  ----------- --------
   End of Period.......................... $6,200,668  $5,834,015   $322,096   $163,120   $202,769   $139,262
                                           =========== ==========  =========== ========  =========== ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................     39,295      81,929     10,052      4,725      3,067      2,200
   Shares Issued in Lieu of Cash
     Distributions........................     12,621      10,276         91        133        259        249
   Shares Redeemed........................    (39,131)    (50,113)    (1,206)    (2,288)      (757)    (1,533)
                                           ----------- ----------  ----------- --------  ----------- --------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................     12,785      42,092      8,937      2,570      2,569        916
                                           =========== ==========  =========== ========  =========== ========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN
  EXCESSOF NET INVESTMENT INCOME)          $    5,342  $    6,376   $  2,507   $  1,041   $ (2,246)  $  1,047

--------
* Net of foreign capital gain taxes withheld of $3, $0, $0, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               UNITED KINGDOM          CONTINENTAL          DFA INTERNATIONAL
                                               SMALL COMPANY          SMALL COMPANY       REAL ESTATE SECURITIES
                                                 PORTFOLIO              PORTFOLIO               PORTFOLIO
                                           ---------------------  ---------------------  -----------------------
                                           SIX MONTHS     YEAR    SIX MONTHS     YEAR    SIX MONTHS      YEAR
                                              ENDED      ENDED       ENDED      ENDED       ENDED       ENDED
                                            APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,   APRIL 30,    OCT. 31,
                                              2012        2011       2012        2011       2012         2011
                                           -----------  --------  -----------  --------  -----------  ----------
                                           (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:...............................
   Net Investment Income (Loss)...........     $   383   $ 1,146     $  1,413  $  3,026   $   32,235  $   58,347
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........          67     1,011         (436)    3,433      (32,108)    (74,845)
       Futures............................          --        --           --       (16)          --          --
       Foreign Currency
         Transactions.....................          (2)        1           (7)      (34)         176         223
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................       3,897    (2,107)       1,405   (21,048)      87,053       3,153
       Translation of Foreign
         Currency Denominated
         Amounts..........................           1         2          (13)        3          264         (99)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................       4,346        53        2,362   (14,636)      87,620     (13,221)
                                           -----------  --------  -----------  --------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........        (572)   (1,071)        (432)   (3,562)     (54,030)   (107,338)
                                           -----------  --------  -----------  --------  -----------  ----------
          Total Distributions.............        (572)   (1,071)        (432)   (3,562)     (54,030)   (107,338)
                                           -----------  --------  -----------  --------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................       1,030     3,802        9,052    18,358      225,264     322,549
   Shares Issued in Lieu of Cash
     Distributions........................         430       818          325     2,856       53,300     106,188
   Shares Redeemed........................      (8,815)   (3,484)      (8,274)  (13,670)    (133,526)   (206,576)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................      (7,355)    1,136        1,103     7,544      145,038     222,161
                                           -----------  --------  -----------  --------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................      (3,581)      118        3,033   (10,654)     178,628     101,602
NET ASSETS
   Beginning of Period....................      33,869    33,751      117,452   128,106    1,060,156     958,554
                                           -----------  --------  -----------  --------  -----------  ----------
   End of Period..........................     $30,288   $33,869     $120,485  $117,452   $1,238,784  $1,060,156
                                           ===========  ========  ===========  ========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................          43       158          638     1,086       48,140      62,870
   Shares Issued in Lieu of Cash
     Distributions........................          20        33           25       164       12,309      21,940
   Shares Redeemed........................        (360)     (138)        (595)     (801)     (29,077)    (40,236)
                                           -----------  --------  -----------  --------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................        (297)       53           68       449       31,372      44,574
                                           ===========  ========  ===========  ========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                    $    90   $   279     $  1,008  $     27   $  (75,062) $  (53,267)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  DFA GLOBAL             DFA INTERNATIONAL          INTERNATIONAL
                                            REAL ESTATE SECURITIES        SMALL CAP VALUE           VECTOR EQUITY
                                                   PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                           ------------------------  ------------------------  -----------------------
                                            SIX MONTHS       YEAR    SIX MONTHS       YEAR     SIX MONTHS
                                               ENDED        ENDED       ENDED        ENDED        ENDED     YEAR ENDED
                                             APRIL 30,     OCT. 31,   APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                               2012          2011       2012          2011        2012         2011
                                           -----------    ---------  -----------  -----------  -----------  ----------
                                            (UNAUDITED)              (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $    24,321    $  37,948  $    83,371  $   168,945  $     6,815  $   11,568
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........      (2,736)      (4,706)     178,349      146,129        2,342       6,572
       Foreign Currency
         Transactions*....................          --           --       (5,662)         115          (64)        126
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................      90,971        1,312      246,273     (659,162)      18,027     (47,642)
       Translation of Foreign
         Currency Denominated
         Amounts..........................          --           --        1,206         (833)          50         (27)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     112,556       34,554      503,537     (344,806)      27,170     (29,403)
                                           -----------    ---------  -----------  -----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........     (25,716)     (41,423)     (63,607)    (182,741)      (4,264)    (11,774)
   Net Short-Term Gains:
       Institutional Class Shares.........          --           --      (11,429)          --           --          --
   Net Long-Term Gains:
       Institutional Class Shares.........          --           --     (126,221)    (138,537)      (6,473)     (2,419)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Total Distributions.............     (25,716)     (41,423)    (201,257)    (321,278)     (10,737)    (14,193)
                                           -----------    ---------  -----------  -----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................     229,364      372,793      866,491    1,422,232      157,966     139,795
   Shares Issued in Lieu of Cash
     Distributions........................      25,115       40,672      190,535      303,336       10,257      13,500
   Shares Redeemed........................     (81,142)    (232,709)    (659,836)  (1,255,658)     (62,609)    (62,242)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................     173,337      180,756      397,190      469,910      105,614      91,053
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................     260,177      173,887      699,470     (196,174)     122,047      47,457
NET ASSETS
   Beginning of Period....................     869,348      695,461    7,459,144    7,655,318      410,580     363,123
                                           -----------    ---------  -----------  -----------  -----------  ----------
   End of Period.......................... $ 1,129,525    $ 869,348  $ 8,158,614  $ 7,459,144  $   532,627  $  410,580
                                           ===========    =========  ===========  ===========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................      27,938       45,423       58,880       86,184       17,910      13,326
   Shares Issued in Lieu of Cash
     Distributions........................       3,385        5,345       14,145       18,285        1,211       1,293
   Shares Redeemed........................     (10,143)     (28,834)     (45,919)     (75,870)      (6,988)     (5,988)
                                           -----------    ---------  -----------  -----------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................      21,180       21,934       27,106       28,599       12,133       8,631
                                           ===========    =========  ===========  ===========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                $      (218) $     1,177  $    41,638  $    21,874  $     3,333  $      782

--------
* Net of foreign capital gain taxes withheld of $0, $0, $10, $0, $1, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      SELECTIVELY
                                               WORLD EX U.S.      HEDGED GLOBAL EQUITY      EMERGING MARKETS
                                              VALUE PORTFOLIO          PORTFOLIO               PORTFOLIO
                                           ---------------------  --------------------  -----------------------
                                                                         PERIOD
                                           SIX MONTHS     YEAR          NOV. 14,        SIX MONTHS      YEAR
                                              ENDED      ENDED         2011(a) TO          ENDED       ENDED
                                            APRIL 30,   OCT. 31,       APRIL 30,         APRIL 30,    OCT. 31,
                                              2012        2011            2012             2012         2011
                                           -----------  --------  --------------------  -----------  ----------
                                           (UNAUDITED)                (UNAUDITED)       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...........     $   666   $ 1,131               $   165   $   16,180  $   49,480
   Capital Gain Distributions
     Received from Affiliated
     Investment Companies.................          80        48                    --           --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........        (222)   (6,148)                   --       19,769      94,878
       Futures............................          --        --                    43           --          --
       Foreign Currency
         Transactions*....................          (6)       (4)                  106         (445)     (1,059)
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency.................         970    (1,774)                1,584       80,559    (309,714)
       Futures............................          --        --                    13           --          --
       Translation of Foreign
         Currency Denominated
         Amounts..........................           5       (13)                  (44)         (33)       (109)
   Change in Deferred Thailand
     Capital Gains Tax....................          --         3                    --           --       4,215
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................       1,493    (6,757)                1,867      116,030    (162,309)
                                           -----------  --------  --------------------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........        (474)   (1,006)                 (140)     (14,060)    (42,779)
   Net Short-Term Gains:
       Institutional Class Shares.........          (7)      (19)                   --           --         (77)
   Net Long-Term Gains:
       Institutional Class Shares.........          --      (195)                   --      (90,351)   (136,141)
                                           -----------  --------  --------------------  -----------  ----------
          Total Distributions.............        (481)   (1,220)                 (140)    (104,411)   (178,997)
                                           -----------  --------  --------------------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................      11,564    32,244                22,877      492,070     668,299
   Shares Issued in Lieu of Cash
     Distributions........................         472     1,211                   140       96,716     164,271
   Shares Redeemed........................      (4,913)   (7,929)                  (15)    (236,364)   (550,727)
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................       7,123    25,526                23,002      352,422     281,843
                                           -----------  --------  --------------------  -----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................       8,135    17,549                24,729      364,041     (59,463)
NET ASSETS
   Beginning of Period....................      47,165    29,616                    --    2,313,035   2,372,498
                                           -----------  --------  --------------------  -----------  ----------
   End of Period..........................     $55,300   $47,165               $24,729   $2,677,076  $2,313,035
                                           ===========  ========  ====================  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................       1,213     2,801                 2,265       19,410      22,995
   Shares Issued in Lieu of Cash
     Distributions........................          52       108                    15        4,096       5,590
   Shares Redeemed........................        (488)     (782)                   (2)      (9,268)    (18,667)
                                           -----------  --------  --------------------  -----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................         777     2,127                 2,278       14,238       9,918
                                           ===========  ========  ====================  ===========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)                    $   360   $   168               $    25   $    8,233  $    6,113

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $1, $0, $13 and $851, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                       EMERGING MARKETS                                  EMERGING MARKETS
                                                           SMALL CAP            EMERGING MARKETS            CORE EQUITY
                                                           PORTFOLIO             VALUE PORTFOLIO             PORTFOLIO
                                                    ----------------------  ------------------------  ----------------------
                                                    SIX MONTHS     YEAR     SIX MONTHS       YEAR     SIX MONTHS     YEAR
                                                       ENDED      ENDED        ENDED        ENDED        ENDED      ENDED
                                                     APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,   OCT. 31,
                                                       2012        2011        2012          2011        2012        2011
                                                    ----------- ----------  -----------  -----------  ----------- ----------
                                                    (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   12,478  $   36,127  $    79,303  $   259,300  $   43,133  $  100,756
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     56,146      27,050      160,100      193,129       6,759      20,186
       Futures.....................................       (812)         --           --           --       2,698          --
       Foreign Currency Transactions*..............     (1,261)     (1,258)      (2,843)      (3,612)     (1,095)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     56,008    (354,184)     117,619   (2,865,375)    231,237    (717,993)
       Translation of Foreign Currency
         Denominated Amounts.......................        (85)        (31)         (14)          (5)       (265)         25
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --       3,533           --       16,079          --       5,965
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    122,474    (288,763)     354,165   (2,400,484)    282,467    (595,110)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares.............................         --          --         (632)        (532)         --          --
       Institutional Class Shares..................    (13,800)    (33,950)    (103,253)    (223,890)    (38,445)    (86,292)
   Net Short-Term Gains:
       Class R2 Shares.............................         --          --           --         (224)         --          --
       Institutional Class Shares..................         --          --           --      (67,767)         --          --
   Net Long-Term Gains:
       Class R2 Shares.............................         --          --       (1,207)      (1,580)         --          --
       Institutional Class Shares..................    (37,112)    (58,359)    (187,999)    (477,706)         --          --
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Total Distributions......................    (50,912)    (92,309)    (293,091)    (771,699)    (38,445)    (86,292)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    668,954     694,159    3,200,747    6,491,870   2,569,664   2,524,065
   Shares Issued in Lieu of Cash
     Distributions.................................     45,238      74,466      269,854      711,366      34,616      77,358
   Shares Redeemed.................................   (100,325)   (387,846)  (1,363,201)  (1,805,221)   (572,899)   (732,430)
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    613,867     380,779    2,107,400    5,398,015   2,031,381   1,868,993
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    685,429        (293)   2,168,474    2,225,832   2,275,403   1,187,591
NET ASSETS
   Beginning of Period.............................  1,832,745   1,833,038   13,808,370   11,582,538   5,367,473   4,179,882
                                                    ----------  ----------  -----------  -----------  ----------  ----------
   End of Period................................... $2,518,174  $1,832,745  $15,976,844  $13,808,370  $7,642,876  $5,367,473
                                                    ==========  ==========  ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     33,808      31,956      111,865      190,904     136,831     122,538
   Shares Issued in Lieu of Cash
     Distributions.................................      2,550       3,241       10,435       20,921       2,000       3,743
   Shares Redeemed.................................     (5,236)    (18,437)     (47,841)     (55,156)    (31,427)    (35,958)
   Shares Reduced by Conversion of Shares
     (Note G)......................................         --          --           --      (19,608)         --          --
                                                    ----------  ----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     31,122      16,760       74,459      137,061     107,404      90,323
                                                    ==========  ==========  ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME).......................................... $       74  $    1,396  $     9,288  $    33,870  $   19,968  $   15,280

--------
* Net of foreign capital gain taxes withheld of $86, $637, $310, $1,682, $541 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                     --------------------------------------------------------------------------------------
                                                                                       PERIOD
                                     SIX MONTHS        YEAR      YEAR      YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED     ENDED     ENDED       2007 TO          ENDED        ENDED
                                      APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,        NOV. 30,     NOV. 30,
                                        2012           2011      2010      2009        2008             2007         2006
                                     -----------     --------  --------  --------    ---------        --------     --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period ...........................    $   8.15     $   7.53  $   6.48  $   6.47     $  10.91        $  10.95     $   9.82
                                     -----------     --------  --------  --------    ---------        --------     --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.03         0.07      0.07      0.05         0.39            0.30         0.12
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.01         0.56      1.05      0.61        (3.74)           0.45         1.19
                                     -----------     --------  --------  --------    ---------        --------     --------
   Total From Investment Operations.        1.04         0.63      1.12      0.66        (3.35)           0.75         1.31
                                     -----------     --------  --------  --------    ---------        --------     --------
Less Distributions
------------------
  Net Investment Income.............       (0.09)       (0.01)    (0.07)    (0.59)       (0.36)          (0.36)       (0.18)
  Net Realized Gains................          --           --        --     (0.06)       (0.73)          (0.43)          --
                                     -----------     --------  --------  --------    ---------        --------     --------
   Total Distributions..............       (0.09)       (0.01)    (0.07)    (0.65)       (1.09)          (0.79)       (0.18)
                                     -----------     --------  --------  --------    ---------        --------     --------
Net Asset Value, End of Period......    $   9.10     $   8.15  $   7.53  $   6.48     $   6.47        $  10.91     $  10.95
                                     ===========     ========  ========  ========    =========        ========     ========
Total Return........................       12.90%(C)     8.41%    17.40%    12.23%      (33.89)%(C)       7.13%       13.52%
                                     -----------     --------  --------  --------    ---------        --------     --------
Net Assets, End of Period
  (thousands).......................    $189,651     $171,128  $157,730  $165,231     $200,331        $337,050     $347,216
Ratio of Expenses to Average Net
  Assets............................        0.26%(B)     0.26%     0.26%     0.29%**      0.25%(B)(D)     0.25%(D)     0.26%(D)
Ratio of Net Investment Income to
  Average Net Assets................        0.79%(B)     0.86%     0.98%     0.86%        4.74%(B)        2.67%        1.19%
Portfolio Turnover Rate.............          40%(C)      140%       78%       46%*        N/A             N/A          N/A

                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                             -----------------------------------------------------------------------------------------------
                                                                                              PERIOD
                              SIX MONTHS          YEAR           YEAR           YEAR          DEC. 1,            YEAR
                                ENDED            ENDED          ENDED          ENDED         2007 TO            ENDED
                               APRIL 30,        OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,          NOV. 30,
                                2012              2011           2010           2009           2008              2007
                             -----------       ----------     ----------     ----------     ----------        ----------
                             (UNAUDITED)
Net Asset Value, Beginning
  of Period................. $    19.29        $    18.58     $    15.81     $    14.58     $    24.44        $    25.40
                             -----------       ----------     ----------     ----------     ----------        ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A)................       0.20              0.33           0.33           0.31           0.36              0.33
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       1.83              0.70           2.76           1.28          (8.83)            (0.43)
                             -----------       ----------     ----------     ----------     ----------        ----------
   Total From Investment
     Operations.............       2.03              1.03           3.09           1.59          (8.47)            (0.10)
                             -----------       ----------     ----------     ----------     ----------        ----------
Less Distributions
------------------
  Net Investment Income.....      (0.20)            (0.32)         (0.32)         (0.34)         (0.35)            (0.32)
  Net Realized Gains........         --                --             --          (0.02)         (1.04)            (0.54)
                             -----------       ----------     ----------     ----------     ----------        ----------
   Total Distributions......      (0.20)            (0.32)         (0.32)         (0.36)         (1.39)            (0.86)
                             -----------       ----------     ----------     ----------     ----------        ----------
Net Asset Value, End of
  Period.................... $    21.12        $    19.29     $    18.58     $    15.81     $    14.58        $    24.44
                             ===========       ==========     ==========     ==========     ==========        ==========
Total Return................      10.64%(C)          5.53%         19.72%         11.76%        (36.63)%(C)        (0.49)%
                             -----------       ----------     ----------     ----------     ----------        ----------
Net Assets, End of Period
  (thousands)............... $7,988,957        $7,340,344     $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to
  Average Net Assets........       0.28%(B)(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment
  Income to Average
  Net Assets................       1.99%(B)          1.63%          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover Rate.....        N/A               N/A            N/A            N/A            N/A               N/A

                             -----------

                                YEAR
                               ENDED
                              NOV. 30,
                                2006
                             ----------

Net Asset Value, Beginning
  of Period................. $    21.93
                             ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A)................       0.38
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       3.50
                             ----------
   Total From Investment
     Operations.............       3.88
                             ----------
Less Distributions
------------------
  Net Investment Income.....      (0.35)
  Net Realized Gains........      (0.06)
                             ----------
   Total Distributions......      (0.41)
                             ----------
Net Asset Value, End of
  Period.................... $    25.40
                             ==========
Total Return................      17.97%
                             ----------
Net Assets, End of Period
  (thousands)............... $6,410,086
Ratio of Expenses to
  Average Net Assets........       0.28%(D)
Ratio of Net Investment
  Income to Average
  Net Assets................       1.64%
Portfolio Turnover Rate.....        N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                 ---------------------------------------------------------
                                                                                                  PERIOD
                                                 SIX MONTHS        YEAR      YEAR      YEAR      JAN. 31,
                                                    ENDED         ENDED     ENDED     ENDED       2008(a)
                                                  APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,   TO OCT. 31,
                                                    2012           2011      2010      2009        2008
                                                 -----------     --------  --------  --------  -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period............     $ 15.32      $ 14.75   $ 11.73   $ 10.92      $ 14.69
                                                 -----------     --------  --------  --------  -----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............        0.07         0.10      0.07      0.12         0.13
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        1.68         0.60      3.07      0.87        (3.76)
                                                 -----------     --------  --------  --------  -----------
       Total From Investment Operations.........        1.75         0.70      3.14      0.99        (3.63)
                                                 -----------     --------  --------  --------  -----------
Less Distributions
------------------
   Net Investment Income........................       (0.06)       (0.10)    (0.12)    (0.18)       (0.14)
   Net Realized Gains...........................       (0.12)       (0.03)       --        --           --
                                                 -----------     --------  --------  --------  -----------
       Total Distributions......................       (0.18)       (0.13)    (0.12)    (0.18)       (0.14)
                                                 -----------     --------  --------  --------  -----------
Net Asset Value, End of Period..................     $ 16.89      $ 15.32   $ 14.75   $ 11.73      $ 10.92
                                                 ===========     ========  ========  ========  ===========
Total Return....................................       11.57%(C)     4.69%    26.93%     9.36%      (24.96)%(C)
                                                 -----------     --------  --------  --------  -----------
Net Assets, End of Period (thousands)...........     $48,897      $45,132   $41,316   $31,393      $25,599
Ratio of Expenses to Average Net Assets.........        0.48%(B)     0.48%     0.49%     0.52%        0.50%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets........................................        0.84%(B)     0.61%     0.59%     1.12%        1.24%(B)(E)
Portfolio Turnover Rate.........................          11%(C)       23%       20%       17%          20%(C)

                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                 ---------------------------------------------------------
                                                                                                  PERIOD
                                                 SIX MONTHS        YEAR      YEAR      YEAR      JUNE 30,
                                                    ENDED         ENDED     ENDED     ENDED       2008(a)
                                                  APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,   TO OCT. 31,
                                                    2012           2011      2010      2009        2008
                                                 -----------     --------  --------  --------  -----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period............     $ 15.31      $ 14.76   $ 11.74   $ 10.91      $ 13.94
                                                 -----------     --------  --------  --------  -----------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A)..............        0.06         0.07      0.05      0.10         0.05
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        1.67         0.60      3.07      0.88        (3.02)
                                                 -----------     --------  --------  --------  -----------
       Total From Investment Operations.........        1.73         0.67      3.12      0.98        (2.97)
                                                 -----------     --------  --------  --------  -----------
Less Distributions
------------------
   Net Investment Income........................       (0.05)       (0.09)    (0.10)    (0.15)       (0.06)
   Net Realized Gains...........................       (0.12)       (0.03)       --        --           --
                                                 -----------     --------  --------  --------  -----------
       Total Distributions......................       (0.17)       (0.12)    (0.10)    (0.15)       (0.06)
                                                 -----------     --------  --------  --------  -----------
Net Asset Value, End of Period..................     $ 16.87      $ 15.31   $ 14.76   $ 11.74      $ 10.91
                                                 ===========     ========  ========  ========  ===========
Total Return....................................       11.47%(C)     4.50%    26.66%     9.23%      (21.40)%(C)
                                                 -----------     --------  --------  --------  -----------
Net Assets, End of Period (thousands)...........     $12,516      $10,918   $ 5,967   $ 2,930      $ 1,715
Ratio of Expenses to Average Net Assets.........        0.63%(B)     0.63%     0.64%     0.67%        0.66%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets........................................        0.70%(B)     0.42%     0.44%     0.91%        1.35%(B)(E)
Portfolio Turnover Rate.........................          11%(C)       23%       20%       17%          20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                          ----------------------------------------------------------------------------------------
                                                                              PERIOD
                           SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,        YEAR           YEAR
                              ENDED        ENDED       ENDED       ENDED     2007 TO        ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,      NOV. 30,       NOV. 30,
                              2012          2011        2010        2009       2008          2007           2006
-                         -----------    ----------  ----------  ----------  --------      --------       --------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $    15.32     $    14.76  $    11.70  $    10.84  $  15.89      $  18.69       $  17.33
                          -----------    ----------  ----------  ----------  --------      --------       --------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.08           0.12        0.09        0.12      0.18          0.20           0.21
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       1.67           0.59        3.06        0.88     (4.68)        (1.32)          2.84
                          -----------    ----------  ----------  ----------  --------      --------       --------
   Total From Investment
     Operations..........       1.75           0.71        3.15        1.00     (4.50)        (1.12)          3.05
                          -----------    ----------  ----------  ----------  --------      --------       --------
Less Distributions
------------------
  Net Investment Income..      (0.06)         (0.12)      (0.09)      (0.14)    (0.15)        (0.20)         (0.25)
  Net Realized Gains.....      (0.12)         (0.03)         --          --     (0.40)        (1.48)         (1.44)
                          -----------    ----------  ----------  ----------  --------      --------       --------
   Total Distributions...      (0.18)         (0.15)      (0.09)      (0.14)    (0.55)        (1.68)         (1.69)
                          -----------    ----------  ----------  ----------  --------      --------       --------
Net Asset Value, End of
  Period................. $    16.89     $    15.32  $    14.76  $    11.70  $  10.84      $  15.89       $  18.69
                          ===========    ==========  ==========  ==========  ========      ========       ========
Total Return.............      11.63%(C)       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%        19.48%
                          -----------    ----------  ----------  ----------  --------      --------       --------
Net Assets, End of
  Period (thousands)..... $2,854,643     $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805       $215,338
Ratio of Expenses to
  Average Net Assets.....       0.38%(B)       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**     0.46%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.94%(B)       0.71%       0.69%       1.19%     1.39%(B)      1.12%          1.19%
Portfolio Turnover Rate..         11%(C)         23%         20%         17%       20%(C)         9%(C)*       N/A

                                                       U.S. SMALL CAP VALUE PORTFOLIO
                    ------------------------------------------------------------------------------------------------
                                                                          PERIOD
                     SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,             YEAR           YEAR
                        ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                      APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                        2012          2011        2010         2009        2008               2007           2006
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
                    (UNAUDITED)
Net Asset
  Value,
  Beginning of
  Period........... $    23.50     $    22.49  $    17.69  $    16.32    $    26.49        $    31.59     $    28.74
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Income From
Investment
Operations
-----------
  Net
   Investment
   Income
   (Loss)(A).......       0.09           0.16        0.09        0.04          0.18              0.30           0.28
  Net Gains
   (Losses) on
   Securities
   (Realized
   and
   Unrealized).....       2.65           1.00        4.79        1.54         (7.86)            (2.72)          5.06
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
   Total From
     Investment
     Operations....       2.74           1.16        4.88        1.58         (7.68)            (2.42)          5.34
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Less
Distributions
-------------
  Net
   Investment
   Income..........      (0.07)         (0.15)      (0.08)      (0.21)        (0.22)            (0.28)         (0.23)
  Net Realized
   Gains...........      (0.33)            --          --          --         (2.27)            (2.40)         (2.26)
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
   Total
     Distributions.      (0.40)         (0.15)      (0.08)      (0.21)        (2.49)            (2.68)         (2.49)
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Net Asset
  Value, End
  of Period........ $    25.84     $    23.50  $    22.49  $    17.69    $    16.32        $    26.49     $    31.59
                    ===========    ==========  ==========  ==========    ==========        ==========     ==========
Total Return.......      11.93%(C)       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%        20.29%
                    -----------    ----------  ----------  ----------    ----------        ----------     ----------
Net Assets,
  End of
  Period
  (thousands)...... $7,089,975     $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846     $8,738,278
Ratio of
  Expenses to
  Average Net
  Assets...........       0.53%(B)       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets...........       0.73%(B)       0.62%       0.43%       0.27%         0.86%(B)          0.98%          0.94%
Portfolio
  Turnover
  Rate.............          7%(C)         14%         19%         21%+         N/A               N/A            N/A

--------
*   For the period March 30, 2007 through November 30, 2007. Effective
    March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. CORE EQUITY 1 PORTFOLIO
                                     ---------------------------------------------------------------------------------------
                                                                                         PERIOD
                                      SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,           YEAR       YEAR
                                         ENDED        ENDED       ENDED       ENDED     2007 TO           ENDED      ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,   NOV. 30,
                                         2012          2011        2010        2009       2008             2007       2006
                                     -----------    ----------  ----------  ----------  ----------      ----------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................ $    10.78     $    10.18  $     8.54  $     7.81  $    11.83      $    11.50  $  10.22
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...       0.10           0.17        0.15        0.15        0.17            0.19      0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.21           0.59        1.61        0.73       (4.03)           0.35      1.28
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
   Total From Investment Operations.       1.31           0.76        1.76        0.88       (3.86)           0.54      1.45
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
  Net Investment Income.............      (0.09)         (0.16)      (0.12)      (0.15)      (0.16)          (0.18)    (0.17)
  Net Realized Gains................         --             --          --          --          --           (0.03)       --
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
   Total Distributions..............      (0.09)         (0.16)      (0.12)      (0.15)      (0.16)          (0.21)    (0.17)
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period...... $    12.00     $    10.78  $    10.18  $     8.54  $     7.81      $    11.83  $  11.50
                                     ==========     ==========  ==========  ==========  ==========      ==========  ========
Total Return........................      12.25%(C)       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%    14.35%
                                     ----------     ----------  ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands)....................... $4,601,382     $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031  $652,270
Ratio of Expenses to Average Net
  Assets............................       0.20%(B)       0.20%       0.20%       0.22%       0.20%(B)        0.20%     0.23%
Ratio of Net Investment Income to
  Average Net Assets................       1.71%(B)       1.49%       1.53%       2.02%       1.78%(B)        1.53%     1.52%
Portfolio Turnover Rate.............          2%(C)          5%          4%          7%          5%(C)          10%        6%

                                                                    U.S. CORE EQUITY 2 PORTFOLIO
                                     -----------------------------------------------------------------------------------------
                                                                                         PERIOD
                                      SIX MONTHS       YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED        ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012          2011        2010        2009       2008             2007        2006
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................ $    10.61     $    10.06  $     8.39  $     7.73  $    11.77      $    11.65  $    10.24
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...       0.09           0.16        0.14        0.14        0.17            0.19        0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       1.18           0.54        1.64        0.66       (4.04)           0.13        1.40
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.       1.27           0.70        1.78        0.80       (3.87)           0.32        1.57
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............      (0.08)         (0.15)      (0.11)      (0.14)      (0.17)          (0.17)      (0.16)
  Net Realized Gains................         --             --          --          --          --           (0.03)         --
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
   Total Distributions..............      (0.08)         (0.15)      (0.11)      (0.14)      (0.17)          (0.20)      (0.16)
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period...... $    11.80     $    10.61  $    10.06  $     8.39  $     7.73      $    11.77  $    11.65
                                     ===========    ==========  ==========  ==========  ==========      ==========  ==========
Total Return........................      12.02%(C)       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%      15.50%
                                     -----------    ----------  ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)....................... $6,642,277     $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420  $1,216,310
Ratio of Expenses to Average Net
  Assets............................       0.22%(B)       0.22%       0.23%       0.24%       0.23%(B)        0.23%       0.26%
Ratio of Net Investment Income to
  Average Net Assets................       1.68%(B)       1.42%       1.47%       1.89%       1.77%(B)        1.55%       1.55%
Portfolio Turnover Rate.............          3%(C)          9%          7%          4%          8%(C)           7%          5%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. VECTOR EQUITY PORTFOLIO
                              ---------------------------------------------------------------------------------------
                                                                                     PERIOD                    PERIOD
                               SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,        YEAR       DEC. 30,
                                  ENDED         ENDED       ENDED       ENDED       2007 TO       ENDED      2005(a) TO
                                APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,     NOV. 30,
                                  2012           2011        2010        2009         2008         2007         2006
                              -----------     ----------  ----------  ----------  --------      --------   ----------
                               (UNAUDITED)
Net Asset Value,
  Beginning of Period........  $    10.28     $     9.82  $     8.03  $     7.48  $  11.38      $  11.79     $  10.00
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Income From Investment
Operations
----------------------
   Net Investment Income
     (Loss)(A)...............        0.08           0.12        0.10        0.11      0.15          0.16         0.13
   Net Gains (Losses) on
     Securities
     (Realized and
     Unrealized).............        1.13           0.46        1.79        0.57     (3.89)        (0.25)        1.73
                              -----------     ----------  ----------  ----------  --------      --------   ----------
       Total From
         Investment
         Operations..........        1.21           0.58        1.89        0.68     (3.74)        (0.09)        1.86
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Less Distributions
------------------
   Net Investment Income.....       (0.07)         (0.12)      (0.10)      (0.13)    (0.16)        (0.14)       (0.07)
   Net Realized Gains........          --             --          --          --        --         (0.18)          --
                              -----------     ----------  ----------  ----------  --------      --------   ----------
       Total
         Distributions.......       (0.07)         (0.12)      (0.10)      (0.13)    (0.16)        (0.32)       (0.07)
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Net Asset Value, End of
  Period.....................  $    11.42     $    10.28  $     9.82  $     8.03  $   7.48      $  11.38     $  11.79
                              ===========     ==========  ==========  ==========  ========      ========   ==========
Total Return.................       11.84%(C)       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%      18.65%(C)
                              -----------     ----------  ----------  ----------  --------      --------   ----------
Net Assets, End of
  Period (thousands).........  $1,971,842     $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742     $403,312
Ratio of Expenses to
  Average Net Assets.........        0.33%(B)       0.33%       0.33%       0.35%     0.34%(B)      0.34%        0.36%(B)(E)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses
  and/or Recovery of
  Previously Waived Fees)....        0.33%(B)       0.33%       0.33%       0.35%     0.34%(B)      0.33%        0.39%(B)(E)
Ratio of Net Investment
  Income to Average Net
  Assets.....................        1.41%(B)       1.11%       1.13%       1.60%     1.66%(B)      1.29%        1.24%(B)(E)
Portfolio Turnover Rate......           6%(C)         10%         11%         11%       11%(C)        14%          24%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. SMALL CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                                                PERIOD
                           SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,            YEAR           YEAR
                              ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                              2012          2011        2010         2009        2008               2007           2006
-                         -----------    ----------  ----------  ----------    ----------        ----------     ----------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $    20.55     $    19.06  $    14.89  $    13.35    $    20.64        $    22.46     $    20.75
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.12           0.18        0.13        0.06          0.14              0.21           0.17
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       2.20           1.49        4.17        1.65         (6.08)            (0.66)          2.84
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total From Investment
     Operations..........       2.32           1.67        4.30        1.71         (5.94)            (0.45)          3.01
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
------------------
  Net Investment Income..      (0.08)         (0.18)      (0.13)      (0.17)        (0.17)            (0.21)         (0.13)
  Net Realized Gains.....         --             --          --          --         (1.18)            (1.16)         (1.17)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total Distributions...      (0.08)         (0.18)      (0.13)      (0.17)        (1.35)            (1.37)         (1.30)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of
  Period................. $    22.79     $    20.55  $    19.06  $    14.89    $    13.35        $    20.64     $    22.46
                          ==========     ==========  ==========  ==========    ==========        ==========     ==========
Total Return.............      11.34%(C)       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%        15.49%
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of
  Period (thousands)..... $4,284,236     $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093     $3,297,199
Ratio of Expenses to
  Average Net Assets.....       0.38%(B)       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.15%(B)       0.84%       0.76%       0.50%         0.86%(B)          0.95%          0.82%
Portfolio Turnover Rate..          8%(C)         23%         19%         17%*         N/A               N/A            N/A

                                                                U.S. MICRO CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                                                PERIOD
                           SIX MONTHS       YEAR        YEAR         YEAR       DEC. 1,            YEAR           YEAR
                              ENDED        ENDED       ENDED        ENDED      2007 TO             ENDED          ENDED
                            APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,           NOV. 30,       NOV. 30,
                              2012          2011        2010         2009        2008               2007           2006
                          -----------    ----------  ----------  ----------    ----------        ----------     ----------
                           (UNAUDITED)
Net Asset Value,
  Beginning of Period ... $    13.24     $    12.25  $     9.57  $     9.19    $    14.80        $    16.83     $    15.91
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............       0.07           0.09        0.06        0.03          0.10              0.14           0.10
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       1.37           0.99        2.68        0.54         (4.32)            (0.69)          2.04
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total From Investment
     Operations..........       1.44           1.08        2.74        0.57         (4.22)            (0.55)          2.14
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
------------------
  Net Investment Income..      (0.05)         (0.09)      (0.06)      (0.19)        (0.13)            (0.13)         (0.08)
  Net Realized Gains.....         --             --          --          --         (1.26)            (1.35)         (1.14)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
   Total Distributions...      (0.05)         (0.09)      (0.06)      (0.19)        (1.39)            (1.48)         (1.22)
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of
  Period................. $    14.63     $    13.24  $    12.25  $     9.57    $     9.19        $    14.80     $    16.83
                          ==========     ==========  ==========  ==========    ==========        ==========     ==========
Total Return.............      10.94%(C)       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%        14.52%
                          ----------     ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of
  Period (thousands)..... $3,549,272     $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371     $4,824,003
Ratio of Expenses to
  Average Net Assets.....       0.53%(B)       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net Investment
  Income to Average Net
  Assets.................       1.04%(B)       0.69%       0.58%       0.38%         0.91%(B)          0.89%          0.64%
Portfolio Turnover Rate..          8%(C)         14%          9%         12%*         N/A               N/A            N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 DFA REAL ESTATE SECURITIES PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                          PERIOD
                                      SIX MONTHS        YEAR        YEAR        YEAR      DEC. 1,            YEAR        YEAR
                                         ENDED         ENDED       ENDED       ENDED     2007 TO            ENDED       ENDED
                                       APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,          NOV. 30,    NOV. 30,
                                         2012           2011        2010        2009       2008              2007        2006
                                     -----------     ----------  ----------  ----------  ----------      ----------   ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    23.25     $    21.24  $    15.29  $    16.16  $    27.20      $    33.80   $    25.75
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.29           0.40        0.58        0.58        0.64            0.62         0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        3.02           1.93        5.92       (0.62)      (9.28)          (5.64)        8.84
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
   Total From Investment Operations.        3.31           2.33        6.50       (0.04)      (8.64)          (5.02)        9.48
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Less Distributions
------------------
  Net Investment Income.............       (0.29)         (0.32)      (0.55)      (0.83)      (0.30)          (0.70)       (1.02)
  Net Realized Gains................          --             --          --          --       (2.10)          (0.88)       (0.41)
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
   Total Distributions..............       (0.29)         (0.32)      (0.55)      (0.83)      (2.40)          (1.58)       (1.43)
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, End of Period......  $    26.27     $    23.25  $    21.24  $    15.29  $    16.16      $    27.20   $    33.80
                                      ==========     ==========  ==========  ==========  ==========      ==========   ==========
Total Return........................       14.50%(C)      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%      38.23%
                                      ----------     ----------  ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands).......................  $3,599,033     $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457   $2,837,026
Ratio of Expenses to Average Net
  Assets............................        0.27%(B)       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.28%(B)       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Net Investment Income to
  Average Net Assets................        2.43%(B)       1.76%       3.13%       4.54%       3.01%(B)        1.99%        2.25%
Portfolio Turnover Rate.............           0%(C)          3%          2%          2%         13%(C)          17%          10%

                                                                  LARGE CAP INTERNATIONAL PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED          ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012            2011        2010        2009       2008             2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    17.91     $    19.42   $    18.02  $    14.81  $    27.18      $    23.60  $    19.00
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.30           0.63         0.48        0.48        0.68            0.68        0.55
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.34          (1.53)        1.43        3.16      (12.06)           3.57        4.68
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.64          (0.90)        1.91        3.64      (11.38)           4.25        5.23
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.21)         (0.61)       (0.51)      (0.43)      (0.64)          (0.67)      (0.63)
  Net Realized Gains................          --             --           --          --       (0.35)             --          --
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.21)         (0.61)       (0.51)      (0.43)      (0.99)          (0.67)      (0.63)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    18.34     $    17.91   $    19.42  $    18.02  $    14.81      $    27.18  $    23.60
                                      ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        3.68%(C)      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%      28.00%
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $1,956,020     $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180  $1,673,239
Ratio of Expenses to Average Net
  Assets............................        0.30%(B)       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.30%(B)       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Net Investment Income to
  Average Net Assets................        3.44%(B)       3.19%        2.65%       3.14%       3.18%(B)        2.62%       2.56%
Portfolio Turnover Rate.............           2%(C)          3%           7%         12%         12%(C)           5%          4%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL CORE EQUITY PORTFOLIO
                                     -----------------------------------------------------------------------------------------
                                                                                              PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                         ENDED          ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                         2012            2011        2010        2009          2008          2007       2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  --------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $     9.89     $    10.78   $     9.79  $     7.46  $    14.35      $    12.82  $  10.07
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.15           0.33         0.23        0.23        0.37            0.35      0.28
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.26          (0.89)        0.96        2.32       (6.76)           1.54      2.71
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
   Total From Investment Operations.        0.41          (0.56)        1.19        2.55       (6.39)           1.89      2.99
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
  Net Investment Income.............       (0.10)         (0.33)       (0.20)      (0.22)      (0.35)          (0.32)    (0.24)
  Net Realized Gains................          --             --           --          --       (0.15)          (0.04)       --
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
   Total Distributions..............       (0.10)         (0.33)       (0.20)      (0.22)      (0.50)          (0.36)    (0.24)
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period......  $    10.20     $     9.89   $    10.78  $     9.79  $     7.46      $    14.35  $  12.82
                                      ==========     ==========   ==========  ==========  ==========      ==========  ========
Total Return........................        4.28%(C)      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%
                                      ----------     ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands).......................  $5,923,377     $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077
Ratio of Expenses to Average Net
  Assets............................        0.40%(B)       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.48%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.40%(B)       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.46%
Ratio of Net Investment Income to
  Average Net Assets................        3.13%(B)       2.96%        2.31%       2.84%       3.39%(B)        2.49%     2.35%
Portfolio Turnover Rate.............           4%(C)          3%           2%          5%          4%(C)           4%        2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                     -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                      SIX MONTHS         YEAR        YEAR        YEAR      DEC. 1,           YEAR        YEAR
                                         ENDED          ENDED       ENDED       ENDED     2007 TO           ENDED       ENDED
                                       APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,         NOV. 30,    NOV. 30,
                                         2012            2011        2010        2009       2008             2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $    15.21     $    16.14   $    13.99  $    10.07  $    20.80      $    19.43  $    16.19
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.18           0.40         0.28        0.28        0.44            0.43        0.36
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.71          (0.83)        2.13        3.91       (9.55)           2.07        4.02
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.89          (0.43)        2.41        4.19       (9.11)           2.50        4.38
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.18)         (0.50)       (0.26)      (0.27)      (0.45)          (0.46)      (0.36)
  Net Realized Gains................       (0.28)            --           --          --       (1.17)          (0.67)      (0.78)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.46)         (0.50)       (0.26)      (0.27)      (1.62)          (1.13)      (1.14)
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    15.64     $    15.21   $    16.14  $    13.99  $    10.07      $    20.80  $    19.43
                                      ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        6.33%(C)      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%      28.51%
                                      ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $6,200,668     $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209  $4,546,071
Ratio of Expenses to Average Net
  Assets (D)........................        0.56%(B)       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees) (D).........................        0.56%(B)       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Net Investment Income to
  Average Net Assets................        2.36%(B)       2.37%        1.94%       2.48%       2.90%(B)        2.03%       2.04%

                                                                        JAPANESE SMALL COMPANY PORTFOLIO
                                                -------------------------------------------------------------------------------
                                                                                               PERIOD
                                                SIX MONTHS        YEAR      YEAR      YEAR     DEC. 1,         YEAR       YEAR
                                                   ENDED         ENDED     ENDED     ENDED    2007 TO         ENDED      ENDED
                                                 APRIL 30,      OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,       NOV. 30,   NOV. 30,
                                                   2012           2011      2010      2009      2008           2007       2006
                                                -----------     --------  --------  --------  --------      --------   --------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period...........    $  15.24     $  14.13  $  14.32  $  11.97  $  16.75      $  17.23   $  17.97
                                                   --------     --------  --------  --------  --------      --------   --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)..............        0.20         0.27      0.22      0.22      0.29          0.27       0.22
  Net Gains (Losses) on Securities (Realized
   and Unrealized).............................        1.09         1.08     (0.18)     2.39     (4.78)        (0.52)     (0.73)
                                                   --------     --------  --------  --------  --------      --------   --------
   Total From Investment Operations............        1.29         1.35      0.04      2.61     (4.49)        (0.25)     (0.51)
                                                   --------     --------  --------  --------  --------      --------   --------
Less Distributions
------------------
  Net Investment Income........................       (0.13)       (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
  Net Realized Gains...........................          --           --        --        --        --            --         --
                                                   --------     --------  --------  --------  --------      --------   --------
   Total Distributions.........................       (0.13)       (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
                                                   --------     --------  --------  --------  --------      --------   --------
Net Asset Value, End of Period.................    $  16.40     $  15.24  $  14.13  $  14.32  $  11.97      $  16.75   $  17.23
                                                   ========     ========  ========  ========  ========      ========   ========
Total Return...................................        8.32%(C)     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%    (2.94)%
                                                   --------     --------  --------  --------  --------      --------   --------
Net Assets, End of Period (thousands)..........    $322,096     $163,120  $114,933  $114,058  $133,373      $199,080   $168,957
Ratio of Expenses to Average Net Assets (D)....        0.56%(B)     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees) (D).............................        0.56%(B)     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.58%
Ratio of Net Investment Income to Average Net
  Assets.......................................        2.52%(B)     1.74%     1.52%     1.68%     2.18%(B)      1.51%      1.19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                     --------------------------------------------------------------------------------
                                                                                     PERIOD
                                     SIX MONTHS       YEAR        YEAR      YEAR     DEC. 1,        YEAR      YEAR
                                        ENDED         ENDED      ENDED     ENDED    2007 TO        ENDED     ENDED
                                      APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,      NOV. 30,  NOV. 30,
                                        2012           2011       2010      2009      2008          2007      2006
                                     -----------     --------   --------  --------  --------      --------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................    $  23.04     $  25.64   $  20.59  $  11.67   $ 28.73      $  20.26   $ 15.28
                                     -----------     --------   --------  --------  --------      --------  --------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.34         0.85       0.69      0.50      0.83          0.79      0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        1.05        (2.16)      4.99      8.95    (17.04)         8.43      4.92
                                     -----------     --------   --------  --------  --------      --------  --------
   Total From Investment Operations.        1.39        (1.31)      5.68      9.45    (16.21)         9.22      5.56
                                     -----------     --------   --------  --------  --------      --------  --------
Less Distributions
------------------
  Net Investment Income.............       (0.89)       (1.29)     (0.63)    (0.53)    (0.85)        (0.75)    (0.58)
  Net Realized Gains................          --           --         --        --        --            --        --
  Return of Capital.................          --           --         --        --        --            --        --
                                     -----------     --------   --------  --------  --------      --------  --------
   Total Distributions..............       (0.89)       (1.29)     (0.63)    (0.53)    (0.85)        (0.75)    (0.58)
                                     -----------     --------   --------  --------  --------      --------  --------
Net Asset Value, End of Period......    $  23.54     $  23.04   $  25.64  $  20.59   $ 11.67      $  28.73   $ 20.26
                                     ===========     ========   ========  ========  ========      ========  ========
Total Return........................        6.62%(C)    (5.59)%    28.36%    84.11%   (57.94)%(C)    46.55%    37.52%
                                     -----------     --------   --------  --------  --------      --------  --------
Net Assets, End of Period
  (thousands)                           $202,769     $139,262   $131,511  $101,853   $64,044      $146,307   $71,537
Ratio of Expenses to Average Net
  Assets(D).........................        0.60%(B)     0.60%      0.63%     0.65%     0.62%(B)      0.62%     0.64%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D)......................        0.60%(B)     0.60%      0.61%     0.65%     0.61%(B)      0.59%     0.64%
Ratio of Net Investment Income to
  Average Net Assets................        3.04%(B)     3.34%      3.14%     3.53%     3.85%(B)      3.13%     3.68%

                                                          UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                     -------------------------------------------------------------------------------
                                                                                     PERIOD
                                     SIX MONTHS        YEAR       YEAR      YEAR     DEC. 1,        YEAR      YEAR
                                        ENDED         ENDED      ENDED     ENDED    2007 TO        ENDED     ENDED
                                      APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,      NOV. 30,  NOV. 30,
                                        2012           2011       2010      2009      2008          2007      2006
                                     -----------     --------   --------  --------  --------      --------  --------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period............................     $ 23.44      $ 24.24    $ 19.83   $ 14.27   $ 31.29       $ 32.97   $ 24.65
                                         -------      -------    -------   -------   -------       -------   -------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.28         0.82       0.50      0.55      0.77          0.78      0.61
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        3.07        (0.85)      4.41      5.44    (15.84)        (0.08)     9.61
                                         -------      -------    -------   -------   -------       -------   -------
   Total From Investment Operations.        3.35        (0.03)      4.91      5.99    (15.07)         0.70     10.22
                                         -------      -------    -------   -------   -------       -------   -------
Less Distributions
------------------
  Net Investment Income.............       (0.41)       (0.77)     (0.50)    (0.43)    (0.72)        (1.03)    (0.68)
  Net Realized Gains................          --           --         --        --     (1.22)        (1.35)    (1.22)
  Return of Capital.................          --           --         --        --     (0.01)           --        --
                                         -------      -------    -------   -------   -------       -------   -------
   Total Distributions..............       (0.41)       (0.77)     (0.50)    (0.43)    (1.95)        (2.38)    (1.90)
                                         -------      -------    -------   -------   -------       -------   -------
Net Asset Value, End of Period......     $ 26.38      $ 23.44    $ 24.24   $ 19.83   $ 14.27       $ 31.29   $ 32.97
                                         =======      =======    =======   =======   =======       =======   =======
Total Return........................       14.72%(C)    (0.28)%    25.37%    42.81%   (50.97)%(C)     1.94%    44.15%
                                         -------      -------    -------   -------   -------       -------   -------
Net Assets, End of Period
  (thousands)                            $30,288      $33,869    $33,751   $27,863   $25,883       $37,139   $31,808
Ratio of Expenses to Average Net
  Assets(D).........................        0.60%(B)     0.60%      0.60%     0.61%     0.59%(B)      0.59%     0.60%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Expenses)(D)......................        0.66%(B)     0.62%      0.64%     0.70%     0.65%(B)      0.62%     0.67%
Ratio of Net Investment Income to
  Average Net Assets................        2.42%(B)     3.26%      2.39%     3.62%     3.41%(B)      2.28%     2.20%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          CONTINENTAL SMALL COMPANY PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                                                     PERIOD
                          SIX MONTHS          YEAR         YEAR         YEAR         DEC. 1,         YEAR         YEAR
                            ENDED             ENDED        ENDED        ENDED       2007 TO          ENDED        ENDED
                           APRIL 30,         OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,        NOV. 30,     NOV. 30,
                             2012              2011         2010         2009         2008            2007         2006
                          -----------        --------     --------     --------     --------        --------     --------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period....    $  14.66        $  16.93     $  15.02     $  10.73      $ 22.95        $  20.47      $ 15.78
                          -----------        --------     --------     --------     --------        --------     --------
Income From Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............        0.18            0.39         0.27         0.28         0.52            0.40         0.31
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......        0.12           (2.20)        1.89         4.29       (11.32)           3.00         6.28
                          -----------        --------     --------     --------     --------        --------     --------
   Total From Investment
     Operations..........        0.30           (1.81)        2.16         4.57       (10.80)           3.40         6.59
                          -----------        --------     --------     --------     --------        --------     --------
Less Distributions
------------------
  Net Investment Income..       (0.05)          (0.46)       (0.25)       (0.28)       (0.45)          (0.38)       (0.34)
  Net Realized Gains.....          --              --           --           --        (0.96)          (0.54)       (1.56)
  Return of Capital......          --              --           --           --        (0.01)             --           --
                          -----------        --------     --------     --------     --------        --------     --------
   Total Distributions...       (0.05)          (0.46)       (0.25)       (0.28)       (1.42)          (0.92)       (1.90)
                          -----------        --------     --------     --------     --------        --------     --------
Net Asset Value, End of
  Period.................    $  14.91        $  14.66     $  16.93     $  15.02      $ 10.73        $  22.95      $ 20.47
                          ===========        ========     ========     ========     ========        ========     ========
Total Return.............        2.13%(C)      (11.09)%      14.85%       43.12%      (49.89)%(C)      16.99%       46.33%
                          -----------        --------     --------     --------     --------        --------     --------
Net Assets, End of
  Period (thousands).....    $120,485        $117,452     $128,106     $110,926      $93,988        $170,909      $90,261
Ratio of Expenses to
  Average Net Assets.....        0.60%(B)(D)     0.58%(D)     0.59%(D)     0.62%(D)     0.59%(B)(D)     0.61%(D)     0.62%(D)
Ratio of Expenses to
  Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses
  and/or Recovery of
  Previously Waived Fees
  and Fees Paid
  Indirectly)............        0.60%(B)(D)     0.58%(D)     0.59%(D)     0.61%(D)     0.59%(B)(D)     0.57%(D)     0.61%(D)
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             2.48%(B)        2.25%        1.78%        2.39%        3.04%(B)        1.70%        1.78%
Portfolio Turnover Rate..         N/A             N/A          N/A          N/A          N/A             N/A          N/A

                                                           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                         --------------------------------------------------------------------------------------
                                                                                           PERIOD
                                         SIX MONTHS          YEAR       YEAR      YEAR     DEC. 1,           PERIOD
                                           ENDED            ENDED      ENDED     ENDED    2007 TO       MARCH 1, 2007(a)
                                          APRIL 30,        OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,             TO
                                            2012             2011       2010      2009      2008         NOV. 30, 2007
                                         -----------     ----------   --------  --------  --------      ----------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period....  $     4.90     $     5.58   $   5.24  $   4.18  $   9.35              $  10.00
                                         -----------     ----------   --------  --------  --------      ----------------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).......        0.14           0.30       0.31      0.26      0.34                  0.23
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.21          (0.33)      0.58      0.91     (5.08)                (0.76)
                                         -----------     ----------   --------  --------  --------      ----------------
   Total From Investment Operations.....        0.35          (0.03)      0.89      1.17     (4.74)                (0.53)
                                         -----------     ----------   --------  --------  --------      ----------------
Less Distributions
------------------
  Net Investment Income.................       (0.25)         (0.65)     (0.55)    (0.11)    (0.43)                (0.12)
  Net Realized Gains....................          --             --         --        --        --                    --
  Return of Capital.....................          --             --         --        --        --                    --
                                         -----------     ----------   --------  --------  --------      ----------------
   Total Distributions..................       (0.25)         (0.65)     (0.55)    (0.11)    (0.43)                (0.12)
                                         -----------     ----------   --------  --------  --------      ----------------
Net Asset Value, End of Period..........  $     5.00     $     4.90   $   5.58  $   5.24  $   4.18              $   9.35
                                         ===========     ==========   ========  ========  ========      ================
Total Return............................        7.89%(C)      (0.43)%    18.96%    29.25%   (52.85)%(C)            (5.38)%(C)
                                         -----------     ----------   --------  --------  --------      ----------------
Net Assets, End of Period (thousands)...  $1,238,784     $1,060,156   $958,554  $742,329  $394,480              $336,840
Ratio of Expenses to Average Net Assets.        0.41%(B)       0.42%      0.41%     0.43%     0.44%(B)              0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...........................        0.41%(B)       0.42%      0.41%     0.43%     0.44%(B)              0.48%(B)(E)
Ratio of Net Investment Income (Loss)
  to Average Net Assets                         5.95%(B)       5.73%      6.42%     6.40%     5.20%(B)              3.50%(B)(E)
Portfolio Turnover Rate.................           4%(C)          7%         6%        5%        1%(C)                 2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                   ------------------------------------------------------------------------------
                                                                                                               PERIOD
                                                   SIX MONTHS           YEAR         YEAR         YEAR         JUNE 4,
                                                     ENDED             ENDED        ENDED        ENDED       2008(a) TO
                                                    APRIL 30,         OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,
                                                      2012              2011         2010         2009         2008
                                                   -----------        --------     --------     --------     ----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period .............  $     8.21        $   8.28     $   6.75     $   6.04        $ 10.00
                                                   -----------        --------     --------     --------     ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.21            0.41         0.40         0.19             --
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.71            0.06         1.60         0.62          (3.96)
                                                   -----------        --------     --------     --------     ----------
   Total From Investment Operations...............        0.92            0.47         2.00         0.81          (3.96)
                                                   -----------        --------     --------     --------     ----------
Less Distributions
------------------
  Net Investment Income...........................       (0.24)          (0.54)       (0.47)       (0.10)            --
  Net Realized Gains..............................          --              --           --           --             --
                                                   -----------        --------     --------     --------     ----------
   Total Distributions............................       (0.24)          (0.54)       (0.47)       (0.10)            --
                                                   -----------        --------     --------     --------     ----------
Net Asset Value, End of Period....................  $     8.89        $   8.21     $   8.28     $   6.75        $  6.04
                                                   ===========        ========     ========     ========     ==========
Total Return......................................       11.80%(C)        6.17%       31.38%       13.81%        (39.60)%(C)
                                                   -----------        --------     --------     --------     ----------
Net Assets, End of Period (thousands).............  $1,129,525        $869,348     $695,461     $432,502        $90,672
Ratio of Expenses to Average Net Assets...........        0.37%(B)(D)     0.41%(D)     0.41%(D)     0.47%(D)       0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.66%(B)(D)     0.73%(D)     0.73%(D)     0.79%(D)       0.86%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        5.13%(B)        5.01%        5.59%        3.40%         (0.04)%(B)(E)
Portfolio Turnover Rate...........................         N/A             N/A          N/A          N/A            N/A

                                                             DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                     --------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                      SIX MONTHS       YEAR          YEAR        YEAR       DEC. 1,          YEAR        YEAR
                                         ENDED        ENDED         ENDED       ENDED      2007 TO          ENDED       ENDED
                                       APRIL 30,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,        NOV. 30,    NOV. 30,
                                         2012          2011          2010        2009        2008            2007        2006
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period ...........................  $    14.85     $    16.16   $    14.92  $    10.82  $    22.05      $    21.71  $    17.57
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A)...        0.16           0.34         0.24        0.26        0.52            0.46        0.36
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        0.81          (0.98)        1.22        4.14       (9.60)           1.66        4.95
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment Operations.        0.97          (0.64)        1.46        4.40       (9.08)           2.12        5.31
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income.............       (0.13)         (0.38)       (0.22)      (0.24)      (0.58)          (0.53)      (0.38)
  Net Realized Gains................       (0.28)         (0.29)          --       (0.06)      (1.57)          (1.25)      (0.79)
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions..............       (0.41)         (0.67)       (0.22)      (0.30)      (2.15)          (1.78)      (1.17)
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period......  $    15.41     $    14.85   $    16.16  $    14.92  $    10.82      $    22.05  $    21.71
                                     ===========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return........................        6.89%(C)      (4.39)%      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%
                                     -----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).......................  $8,158,614     $7,459,144   $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067
Ratio of Expenses to Average Net
  Assets............................        0.71%(B)       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)....        0.71%(B)       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Net Investment Income to
  Average Net Assets................        2.21%(B)       2.05%        1.57%       2.19%       3.22%(B)        2.03%       1.85%
Portfolio Turnover Rate.............          11%(C)         16%          18%         22%         16%(C)          18%         14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                   -----------------------------------------------------------------
                                                                                                   PERIOD
                                                   SIX MONTHS        YEAR       YEAR      YEAR     AUGUST 14,
                                                      ENDED         ENDED      ENDED     ENDED    2008(a) TO
                                                    APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,
                                                      2012           2011       2010      2009       2008
                                                   -----------     --------   --------  --------  -----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............    $   9.34     $  10.28   $   9.22  $   6.74      $ 10.00
                                                   -----------     --------   --------  --------  -----------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.13         0.29       0.18      0.17         0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.28        (0.87)      1.05      2.46        (3.32)
                                                   -----------     --------   --------  --------  -----------
   Total From Investment Operations...............        0.41        (0.58)      1.23      2.63        (3.26)
                                                   -----------     --------   --------  --------  -----------
Less Distributions
------------------
  Net Investment Income...........................       (0.10)       (0.29)     (0.17)    (0.15)          --
  Net Realized Gains..............................       (0.15)       (0.07)        --        --           --
                                                   -----------     --------   --------  --------  -----------
   Total Distributions............................       (0.25)       (0.36)     (0.17)    (0.15)          --
                                                   -----------     --------   --------  --------  -----------
Net Asset Value, End of Period....................    $   9.50     $   9.34   $  10.28  $   9.22      $  6.74
                                                   ===========     ========   ========  ========  ===========
Total Return......................................        4.68%(C)    (5.99)%    13.62%    39.52%      (32.60)%(C)
                                                   -----------     --------   --------  --------  -----------
Net Assets, End of Period (thousands).............    $532,627     $410,580   $363,123  $262,544      $66,774
Ratio of Expenses to Average Net Assets...........        0.54%(B)     0.54%      0.54%     0.60%        0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.54%(B)     0.54%      0.53%     0.59%        1.15%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.90%(B)     2.73%      1.91%     2.31%        3.01%(B)(E)
Portfolio Turnover Rate...........................           3%(C)       10%         5%        8%           0%(C)

                                                                 WORLD EX U.S. VALUE PORTFOLIO
                                                   ----------------------------------------------------------
                                                    SIX MONTHS          YEAR            PERIOD
                                                       ENDED           ENDED       AUG. 23, 2010(a)
                                                     APRIL 30,        OCT. 31,            TO
                                                       2012             2011        OCT. 31, 2010
                                                   -----------        --------     ----------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............     $  9.96         $ 11.35              $ 10.00
                                                   -----------        --------     ----------------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(A).................        0.12            0.30                 0.02
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.04           (1.35)                1.33
                                                   -----------        --------     ----------------
   Total From Investment Operations...............        0.16           (1.05)                1.35
                                                   -----------        --------     ----------------
Less Distributions
------------------
  Net Investment Income...........................       (0.09)          (0.26)                  --
  Net Realized Gains..............................          --           (0.08)                  --
                                                   -----------        --------     ----------------
   Total Distributions............................       (0.09)          (0.34)                  --
                                                   -----------        --------     ----------------
Net Asset Value, End of Period....................     $ 10.03         $  9.96              $ 11.35
                                                   ===========        ========     ================
Total Return......................................        1.71%(C)       (9.59)%              13.50%(C)
                                                   -----------        --------     ----------------
Net Assets, End of Period (thousands).............     $55,300         $47,165              $29,616
Ratio of Expenses to Average Net Assets...........        0.60%(B)(D)     0.60%D)              0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses
  and/or Recovery of Previously Waived Fees and
  Fees Paid Indirectly)...........................        0.85%(B)(D)     0.91%(D)             1.37%(B)(D)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.49%(B)        2.64%                0.76%(B)(E)
Portfolio Turnover Rate...........................         N/A             N/A                  N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                            SELECTIVELY HEDGED
                                                                                                          GLOBAL EQUITY PORTFOLIO
                                                                                                          -----------------------
                                                                                                                  PERIOD
                                                                                                                 NOV. 14,
                                                                                                                2011(a) TO
                                                                                                                 APRIL 30,
                                                                                                                   2012
                                                                                                          -----------------------
                                                                                                                (UNAUDITED)
Net Asset Value, Beginning of Period.....................................................................         $ 10.00
                                                                                                                  -------
Income From Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).......................................................................            0.08
   Net Gains (Losses) on Securities (Realized and Unrealized)............................................            0.85
                                                                                                                  -------
       Total From Investment Operations..................................................................            0.93
                                                                                                                  -------
Less Distributions
------------------
   Net Investment Income.................................................................................           (0.07)
   Net Realized Gains....................................................................................              --
                                                                                                                  -------
       Total Distributions...............................................................................           (0.07)
                                                                                                                  -------
Net Asset Value, End of Period...........................................................................         $ 10.86
                                                                                                                  =======
Total Return.............................................................................................            9.39%(C)
                                                                                                                  -------
Net Assets, End of Period (thousands)....................................................................         $24,729
Ratio of Expenses to Average Net Assets(D)...............................................................            0.40%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
  Previously Waived Fees)(D).............................................................................            1.04%(B)(E)
Ratio of Net Investment Income to Average Net Assets.....................................................            1.68%(B)(E)
Portfolio Turnover Rate..................................................................................             N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    EMERGING MARKETS PORTFOLIO
                                   -------------------------------------------------------------------------------------------
                                                                                          PERIOD
                                    SIX MONTHS         YEAR        YEAR        YEAR       DEC. 1,          YEAR        YEAR
                                       ENDED          ENDED       ENDED       ENDED       2007 TO         ENDED       ENDED
                                     APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,       NOV. 30,    NOV. 30,
                                       2012            2011        2010        2009        2008            2007        2006
                                   -----------     ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period..........................  $    26.68     $    30.90   $    25.23  $    17.05  $    35.23      $    25.40  $    19.89
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
---------------------------------
 Net Investment Income
   (Loss)(A)......................        0.17           0.61         0.48        0.42        0.70            0.64        0.48
 Net Gains (Losses) on Securities
   (Realized and Unrealized)......        0.87          (2.53)        6.07        8.42      (16.85)           9.88        5.61
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total From Investment
     Operations...................        1.04          (1.92)        6.55        8.84      (16.15)          10.52        6.09
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
------------------
 Net Investment Income............       (0.16)         (0.53)       (0.46)      (0.41)      (0.69)          (0.53)      (0.58)
 Net Realized Gains...............       (1.04)         (1.77)       (0.42)      (0.25)      (1.34)          (0.16)         --
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions............       (1.20)         (2.30)       (0.88)      (0.66)      (2.03)          (0.69)      (0.58)
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period....  $    26.52     $    26.68   $    30.90  $    25.23  $    17.05      $    35.23  $    25.40
                                    ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return......................        4.47%(C)      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%
                                    ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands).....................  $2,677,076     $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990
Ratio of Expenses to Average Net
  Assets(D).......................        0.60%(B)       0.61%        0.60%       0.62%       0.60%(B)        0.60%       0.61%
Ratio of Net Investment Income to
  Average Net Assets..............        1.31%(B)       2.07%        1.76%       2.15%       2.59%(B)        2.12%       2.13%

                                                                 EMERGING MARKETS SMALL CAP PORTFOLIO
                                       ---------------------------------------------------------------------------------------
                                                                                             PERIOD
                                        SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,         YEAR       YEAR
                                           ENDED         ENDED       ENDED       ENDED       2007 TO        ENDED      ENDED
                                         APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,      NOV. 30,   NOV. 30,
                                           2012           2011        2010        2009        2008           2007       2006
                                       -----------    ----------   ----------  ----------  ----------     ----------  --------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period.. $    19.85     $    24.26   $    17.45  $     9.33   $  23.74      $    17.96  $  13.37
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Income From Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)......       0.12           0.42         0.34        0.26       0.44            0.31      0.30
 Net Gains (Losses) on Securities
   (Realized and Unrealized)..........       0.98          (3.67)        6.79        8.14     (12.95)           6.86      4.86
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
   Total From Investment
     Operations.......................       1.10          (3.25)        7.13        8.40     (12.51)           7.17      5.16
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Less Distributions
------------------
 Net Investment Income................      (0.15)         (0.40)       (0.32)      (0.28)     (0.41)          (0.26)    (0.26)
 Net Realized Gains...................      (0.40)         (0.76)          --          --      (1.49)          (1.13)    (0.31)
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
   Total Distributions................      (0.55)         (1.16)       (0.32)      (0.28)     (1.90)          (1.39)    (0.57)
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Net Asset Value, End of Period........ $    20.40     $    19.85   $    24.26  $    17.45   $   9.33      $    23.74  $  17.96
                                       ==========     ==========   ==========  ==========   ========      ==========  ========
Total Return..........................       5.94%(C)     (14.03)%      41.33%      91.35%    (57.00)%(C)      42.58%    39.95%
                                       ----------     ----------   ----------  ----------   --------      ----------  --------
Net Assets, End of Period (thousands). $2,518,174     $1,832,745   $1,833,038  $1,133,958   $547,329      $1,458,152  $838,948
Ratio of Expenses to Average Net
  Assets(D)...........................       0.79%(B)       0.79%        0.78%       0.80%      0.77%(B)        0.78%     0.81%
Ratio of Net Investment Income to
  Average Net Assets..................       1.22%(B)       1.86%        1.70%       2.05%      2.61%(B)        1.48%     1.92%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES +
                                                             ------------------------------------------------------------
                                                             SIX MONTHS      YEAR      YEAR     YEAR        PERIOD
                                                                ENDED       ENDED     ENDED    ENDED   JAN. 29, 2008(a)
                                                              APRIL 30,    OCT. 31,  OCT. 31, OCT. 31,        TO
                                                                2012         2011      2010     2009    OCT. 31, 2008
                                                             -----------   --------  -------- -------- ----------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................  $  29.02     $ 36.35   $ 46.84  $ 85.43      $187.35
                                                              --------     -------   -------  -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............................      0.12        0.20      0.56     0.56         3.93
 Net Gains (Losses) on Securities (Realized and Unrealized).      0.46       (5.45)     9.18    21.36       (92.36)
                                                              --------     -------   -------  -------      -------
   Total from Investment Operations.........................      0.58       (5.25)     9.74    21.92       (88.43)
                                                              --------     -------   -------  -------      -------
Less Distributions
------------------
 Net Investment Income......................................     (0.20)      (0.45)    (7.12)   (6.00)      (13.49)
 Net Realized Gains.........................................     (0.39)      (1.63)   (13.11)  (54.52)          --
                                                              --------     -------   -------  -------      -------
   Total Distributions......................................     (0.59)      (2.08)   (20.23)  (60.52)      (13.49)
                                                              --------     -------   -------  -------      -------
Net Asset Value, End of Period..............................  $  29.01     $ 29.02   $ 36.35  $ 46.83      $ 85.43
                                                              ========     =======   =======  =======      =======
Total Return................................................      2.24%(C)  (15.24)%   29.71%   78.29%      (50.51)%(C)
                                                              --------     -------   -------  -------      -------
Net Assets, End of Period (thousands).......................  $103,576     $78,157   $39,668  $ 5,082      $ 1,799
Ratio of Expenses to Average Net Assets (D).................      0.85%(B)    0.86%     0.86%    0.90%        0.92%(B)(E)
Ratio of Net Investment Income to Average Net Assets........      0.83%(B)    1.56%     1.39%    1.39%        3.35%(B)(E)

                                            EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                          ----------------------------------------------------------------------------------------------
                            SIX MONTHS        YEAR          YEAR        YEAR        PERIOD           YEAR        YEAR
                               ENDED         ENDED         ENDED       ENDED     DEC. 1, 2007       ENDED       ENDED
                             APRIL 30,      OCT. 31,      OCT. 31,    OCT. 31,        TO           NOV. 30,    NOV. 30,
                               2012           2011          2010        2009     OCT. 31, 2008       2007        2006
                          -----------     -----------   -----------  ----------  -------------    ----------  ----------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period.... $     29.02     $     36.27   $     28.90  $    19.36   $    45.85      $    31.26  $    22.86
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Income from Investment
Operations
----------------------
  Net Investment Income
   (Loss)(A).............        0.15            0.64          0.45        0.38         0.98            0.78        0.60
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......        0.46           (5.72)         8.01       12.41       (25.48)          14.82        8.65
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
   Total from Investment
     Operations..........        0.61           (5.08)         8.46       12.79       (24.50)          15.60        9.25
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Less Distributions
------------------
  Net Investment Income..       (0.21)          (0.54)        (0.39)      (0.34)       (1.00)          (0.63)      (0.60)
  Net Realized Gains.....       (0.39)          (1.63)        (0.70)      (2.91)       (0.99)          (0.38)      (0.25)
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
   Total Distributions...       (0.60)          (2.17)        (1.09)      (3.25)       (1.99)          (1.01)      (0.85)
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Asset Value, End of
  Period................. $     29.03     $     29.02   $     36.27  $    28.90   $    19.36      $    45.85  $    31.26
                          ===========     ===========   ===========  ==========   ==========      ==========  ==========
Total Return.............        2.35%(C)      (14.84)%       30.04%      78.59%      (55.65)%(C)      50.98%      41.55%
                          -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of
  Period (thousands)..... $15,873,268     $13,730,213   $11,542,870  $7,401,266   $3,735,580      $7,485,802  $4,283,696
Ratio of Expenses to
  Average Net Assets (D).        0.60%(B)        0.61%         0.60%       0.62%        0.60%(B)        0.60%       0.63%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.07%(B)        1.88%         1.40%       1.76%        2.82%(B)        2.00%       2.22%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                EMERGING MARKETS CORE EQUITY PORTFOLIO
                                      -----------------------------------------------------------------------------------------
                                                                                               PERIOD
                                       SIX MONTHS         YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                          ENDED          ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                        APRIL 30,       OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                          2012            2011        2010        2009          2008          2007       2006
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................  $    18.73     $    21.31   $    16.49  $     9.88  $    21.20      $    15.13  $  11.54
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
---------------------------------
   Net Investment Income
     (Loss)(A).......................        0.13           0.43         0.30        0.25        0.43            0.35      0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized).......        0.67          (2.65)        4.81        6.56      (11.27)           6.10      3.54
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
       Total From Investment
         Operations..................        0.80          (2.22)        5.11        6.81      (10.84)           6.45      3.81
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
------------------
   Net Investment Income.............       (0.13)         (0.36)       (0.29)      (0.20)      (0.40)          (0.32)    (0.22)
   Net Realized Gains................          --             --           --          --       (0.08)          (0.06)       --
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
       Total Distributions...........       (0.13)         (0.36)       (0.29)      (0.20)      (0.48)          (0.38)    (0.22)
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period.......  $    19.40     $    18.73   $    21.31  $    16.49  $     9.88      $    21.20  $  15.13
                                      ===========     ==========   ==========  ==========  ==========      ==========  ========
Total Return.........................        4.34%(C)     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%    33.39%
                                      -----------     ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period
  (thousands)........................  $7,642,876     $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466  $822,136
Ratio of Expenses to Average Net
  Assets.............................        0.65%(B)       0.67%        0.65%       0.67%       0.65%(B)        0.65%     0.74%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived Fees
  and Fees Paid Indirectly)..........        0.66%(B)       0.68%        0.65%       0.67%       0.65%(B)        0.65%     0.72%
Ratio of Net Investment Income to
  Average Net Assets.................        1.34%(B)       2.04%        1.63%       2.03%       2.62%(B)        1.87%     2.02%
Portfolio Turnover Rate..............           1%(C)          1%           4%          6%          3%(C)           2%        6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-six operational portfolios, of which twenty-seven (the "Portfolios") are included in this section of the report and the remaining thirty-nine are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within The DFA Investment Trust Company. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios of the DFA Investment Dimensions Group Inc.

                                                                                        PERCENTAGE
                                                                                         OWNERSHIP
FEEDER FUNDS                                   MASTER FUNDS                             AT 04/30/12
------------                                   ------------                             -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                   78%
Japanese Small Company Portfolio               The Japanese Small Company Series                 19%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series             21%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series            2%
Continental Small Company Portfolio            The Continental Small Company Series               6%
Emerging Markets Portfolio                     The Emerging Markets Series                       95%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series             98%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund           99%

FUND OF FUNDS
-------------
International Small Company Portfolio          The Japanese Small Company Series                 81%
                                               The Asia Pacific Small Company Series             79%
                                               The United Kingdom Small Company Series           98%
                                               The Continental Small Company Series              94%
                                               The Canadian Small Company Series                100%
DFA Global Real Estate Securities Portfolio    DFA Real Estate Securities Portfolio              19%
                                               DFA International Real Estate
                                                 Securities Portfolio                            35%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund           --
                                               DFA International Small Cap Value
                                                 Portfolio                                       --
                                               The DFA International Value Series                 1%
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      --
                                               International Core Equity Portfolio               --
                                               Emerging Markets Core Equity Portfolio            --
   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities

Portfolio, World ex U.S. Value Portfolio and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio, and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the six months ended April 30, 2012, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio*................. 0.05%
         U.S. Targeted Value Portfolio*......................... 0.10%
         U.S. Small Cap Value Portfolio*........................ 0.20%

         U.S. Core Equity 1 Portfolio........................... 0.17%
         U.S. Core Equity 2 Portfolio........................... 0.20%
         U.S. Vector Equity Portfolio........................... 0.30%
         U.S. Small Cap Portfolio*.............................. 0.03%
         U.S. Micro Cap Portfolio*.............................. 0.10%
         DFA Real Estate Securities Portfolio**................. 0.25%
         Large Cap International Portfolio...................... 0.25%
         International Core Equity Portfolio.................... 0.35%
         DFA International Real Estate Securities Portfolio..... 0.35%
         DFA Global Real Estate Securities Portfolio**.......... 0.32%
         DFA International Small Cap Value Portfolio............ 0.65%
         International Vector Equity Portfolio.................. 0.45%
         World ex U.S. Value Portfolio.......................... 0.47%
         Selectively Hedged Global Equity Portfolio............. 0.30%
         Emerging Markets Core Equity Portfolio................. 0.55%

** Effective February 28, 2012, the DFA Real Estate Securities Portfolio and
   DFA Global Real Estate Securities Portfolio reduced their investment advisory fees from 0.30% to 0.17% and 0.35% to 0.27% of average daily net assets, respectively.

   For the six months ended April 30, 2012, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio*................. 0.15%
         U.S. Large Cap Value Portfolio......................... 0.15%
         U.S. Targeted Value Portfolio*......................... 0.25%
         U.S. Small Cap Value Portfolio*........................ 0.30%
         U.S. Small Cap Portfolio*.............................. 0.32%
         U.S. Micro Cap Portfolio*.............................. 0.40%
         International Small Company Portfolio.................. 0.40%
         Japanese Small Company Portfolio....................... 0.40%
         Asia Pacific Small Company Portfolio................... 0.40%
         United Kingdom Small Company Portfolio................. 0.40%
         Continental Small Company Portfolio.................... 0.40%
         Emerging Markets Portfolio............................. 0.40%
         Emerging Markets Small Cap Portfolio................... 0.45%
         Emerging Markets Value Portfolio....................... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                          PREVIOUSLY
                                                                          RECOVERY       WAIVED FEES/
                                                                       OF PREVIOUSLY   EXPENSES ASSUMED
                                                        EXPENSE         WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                         LIMITATION AMOUNT  EXPENSES ASSUMED     RECOVERY
--------------------------                         -----------------  ---------------- -----------------
U.S. Targeted Value Portfolio (1).................              0.50%               --                --
U.S. Core Equity 1 Portfolio (2)..................              0.23%               --                --
U.S. Core Equity 2 Portfolio (2)..................              0.26%               --                --
U.S. Vector Equity Portfolio (2)..................              0.36%               --                --
DFA Real Estate Securities Portfolio (2)..........              0.18%               --            $   73
International Core Equity Portfolio (2)...........              0.49%               --                --
International Small Company Portfolio (3).........              0.45%               --                --
Japanese Small Company Portfolio (4)..............              0.47%               --                --
Asia Pacific Small Company Portfolio (4)..........              0.47%               --                --
United Kingdom Small Company Portfolio (4)........              0.47%               --                40
Continental Small Company Portfolio (4)...........              0.47%               --                --
DFA International Real Estate Securities
  Portfolio (2)...................................              0.65%               --                --
DFA Global Real Estate Securities Portfolio (5)...              0.32%               --             6,048
International Vector Equity Portfolio (2).........              0.60%               --                --
World ex U.S. Value Portfolio (9).................              0.60%               --               225
Selectively Hedged Global Equity Portfolio (10)...              0.40%               --                63
Emerging Markets Core Equity Portfolio (2)........              0.85%               --                --

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (6).................              0.62%               --                --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (7).................              0.77%               --                --
Emerging Markets Value Portfolio (8)..............              0.96%               --                --

(1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio's Institutional Class Shares are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.
(4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.
(5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

(6) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R1 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(7) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Class R2 Shares' Portfolio Expenses are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(8) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.
(10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
       Large Cap International Portfolio......................        $ 4
       International Core Equity Portfolio....................         10
       DFA International Real Estate Securities Portfolio.....          3
       DFA International Small Cap Value Portfolio............         16
       International Vector Equity Portfolio..................          2
       Emerging Markets Core Equity Portfolio.................         51

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  197
            U.S. Targeted Value Portfolio......................   50
            U.S. Small Cap Value Portfolio.....................  193
            U.S. Core Equity 1 Portfolio.......................   68
            U.S. Core Equity 2 Portfolio.......................  123
            U.S. Vector Equity Portfolio.......................   39
            U.S. Small Cap Portfolio...........................   86
            U.S. Micro Cap Portfolio...........................   98
            DFA Real Estate Securities Portfolio...............   65
            Large Cap International Portfolio..................   45
            International Core Equity Portfolio................  114
            International Small Company Portfolio..............  136
            Japanese Small Company Portfolio...................    4
            Asia Pacific Small Company Portfolio...............    3
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    3
            DFA International Real Estate Securities Portfolio.   21
            DFA Global Real Estate Securities Portfolio........   12
            DFA International Small Cap Value Portfolio........  212
            International Vector Equity Portfolio..............    8
            World ex U.S. Value Portfolio......................   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   63
            Emerging Markets Small Cap Portfolio...............   35
            Emerging Markets Value Portfolio...................  231

                  Emerging Markets Core Equity Portfolio. $83

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                         U.S. GOVERNMENT   OTHER INVESTMENT
                                                           SECURITIES         SECURITIES
                                                        ----------------- -------------------
                                                        PURCHASES  SALES  PURCHASES   SALES
                                                        --------- ------- ---------- --------
Enhanced U.S. Large Company Portfolio.................. $  11,338 $ 9,400 $   78,576 $ 52,135
U.S. Targeted Value Portfolio..........................        --      --    380,691  293,215
U.S. Small Cap Value Portfolio.........................        --      --    469,373  656,309
U.S. Core Equity 1 Portfolio...........................        --      --    487,711   81,545
U.S. Core Equity 2 Portfolio...........................        --      --    315,131  178,895
U.S. Vector Equity Portfolio...........................        --      --    107,375  202,014
U.S. Small Cap Portfolio...............................        --      --    394,333  313,276
U.S. Micro Cap Portfolio...............................        --      --    282,131  335,392
DFA Real Estate Securities Portfolio...................        --      --     92,386    1,751
Large Cap International Portfolio......................        --      --    247,371   38,958
International Core Equity Portfolio....................        --      --    557,168  206,529
DFA International Real Estate Securities Portfolio.....        --      --    146,541   40,631
DFA International Small Cap Value Portfolio............        --      --  1,191,768  830,652
International Vector Equity Portfolio..................        --      --    112,628   13,389
Emerging Markets Core Equity Portfolio.................        --      --  1,998,157   37,340

   For the six months ended April 30, 2012, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                         DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                         ---------------------------------------------------------------------------
                                         BALANCE AT BALANCE AT                                      DISTRIBUTIONS OF
                                         10/31/2011 04/30/2012 PURCHASES   SALES   DIVIDEND INCOME   REALIZED GAINS
AFFILIATED INVESTMENT COMPANIES          ---------- ---------- ---------- -------- ---------------- ----------------
DFA Real Estate Securities Portfolio.... $  520,990 $  694,157 $  107,185 $  9,377 $          6,565               --
DFA International Real Estate
  Securities Portfolio..................    346,939    432,887     78,635    5,564           17,980               --

                                                                WORLD EX U.S. VALUE PORTFOLIO
                                         ---------------------------------------------------------------------------
                                         BALANCE AT BALANCE AT                                     DISTRIBUTIONS OF
                                         10/31/2011 04/30/2012 PURCHASES   SALES   DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANY            ---------- ---------- ---------- -------- --------------- -----------------
DFA International Small Cap Value
  Portfolio............................. $    3,724 $    4,548 $      821 $    221 $            37 $              80

                                                        SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                         -------------------------------------------------------------------------
                                         BALANCE AT  BALANCE AT                                   DISTRIBUTIONS OF
                                         10/31/2011  04/30/2012  PURCHASES  SALES DIVIDEND INCOME  REALIZED GAINS
AFFILIATED INVESTMENT COMPANY            ---------- ------------ ---------- ----- --------------- ----------------
U.S. Core Equity 2 Portfolio............         -- $      9,752 $    8,882    -- $            57               --
International Core Equity Portfolio.....         --        9,315      8,793    --              85               --
Emerging Markets Core Equity Portfolio           --        4,648      4,456    --              26               --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, gains on securities distributed in-kind to redeeming shareholders, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                              INCREASE        INCREASE
                                                             (DECREASE)      (DECREASE)
                                             INCREASE      UNDISTRIBUTED    ACCUMULATED
                                            (DECREASE)     NET INVESTMENT   NET REALIZED
                                          PAID-IN CAPITAL      INCOME      GAINS (LOSSES)
                                         ----------------  --------------  --------------
Enhanced U.S. Large Company Portfolio... $             (1) $          515       $    (514)
U.S. Large Cap Value Portfolio..........               --              (2)              2
U.S. Targeted Value Portfolio...........            2,688          (1,339)         (1,349)
U.S. Small Cap Value Portfolio..........           17,012          (5,083)        (11,929)
U.S. Core Equity 1 Portfolio............               --              (3)              3
U.S. Core Equity 2 Portfolio............            5,929          (5,931)              2
U.S. Vector Equity Portfolio............               --              (1)              1
U.S. Small Cap Portfolio................ $        133,007          (3,445)       (129,562)
U.S. Micro Cap Portfolio................              (16)             18              (2)
DFA Real Estate Securities Portfolio....            8,423          (9,365)            942
Large Cap International Portfolio.......               --             456            (456)
International Core Equity Portfolio.....            4,661          (2,525)         (2,136)
International Small Company Portfolio...           14,910           7,312         (22,222)
Japanese Small Company Portfolio........          (19,912)             22          19,890
Asia Pacific Small Company Portfolio....               --           2,514          (2,514)
United Kingdom Small Company Portfolio..               --               1              (1)
Continental Small Company Portfolio.....               --             (34)             34
DFA International Real Estate
  Securities Portfolio..................            3,681          (1,734)         (1,947)
DFA Global Real Estate Securities
  Portfolio.............................              359            (359)             --
DFA International Small Cap Value
  Portfolio.............................           13,407          (2,270)        (11,137)
International Vector Equity Portfolio...              690             (98)           (592)
World ex U.S. Value Portfolio...........               --              (3)              3
Emerging Markets Portfolio..............            8,187          (3,858)         (4,329)
Emerging Markets Small Cap Portfolio....            5,540          (3,994)         (1,546)
Emerging Markets Value Portfolio........           17,436         (13,822)         (3,614)
Emerging Markets Core Equity Portfolio..            3,697          (7,747)          4,050

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
Enhanced U.S. Large Company Portfolio
2010.....................................    $  1,589            --    $  1,589
2011.....................................         270            --         270

U.S. Large Cap Value Portfolio
2010.....................................     116,599            --     116,599
2011.....................................     117,051            --     117,051

U.S. Targeted Value Portfolio
2010.....................................      12,576       $     7      12,583
2011.....................................      19,648         6,119      25,767

U.S. Small Cap Value Portfolio
2010.....................................      25,747            --      25,747
2011.....................................      47,016        11,920      58,936

U.S. Core Equity 1 Portfolio
2010.....................................      31,326            --      31,326
2011.....................................      49,822            --      49,822

U.S. Core Equity 2 Portfolio
2010.....................................      53,941            --      53,941
2011.....................................      84,798            --      84,798

U.S. Vector Equity Portfolio
2010.....................................      14,799            --      14,799
2011.....................................      19,719            --      19,719

U.S. Small Cap Portfolio
2010.....................................      21,528            --      21,528
2011.....................................      36,302         2,974      39,276

U.S. Micro Cap Portfolio
2010.....................................      17,526            --      17,526
2011.....................................      23,667            --      23,667

DFA Real Estate Securities Portfolio
2010.....................................      70,908            --      70,908
2011.....................................      40,246            --      40,246

Large Cap International Portfolio
2010.....................................      40,390            --      40,390
2011.....................................      54,107            --      54,107

International Core Equity Portfolio
2010.....................................      83,173            --      83,173
2011.....................................     165,946            --     165,946

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
International Small Company Portfolio
2010.....................................    $ 84,604            --    $ 84,604
2011.....................................     188,546      $  5,851     194,397

Japanese Small Company Portfolio
2010.....................................       1,845            --       1,845
2011.....................................       2,305            --       2,305

Asia Pacific Small Company Portfolio
2010.....................................       3,162            --       3,162
2011.....................................       6,964            --       6,964

United Kingdom Small Company Portfolio
2010.....................................         694            --         694
2011.....................................       1,071            --       1,071

Continental Small Company Portfolio
2010.....................................       1,863            --       1,863
2011.....................................       3,562            --       3,562

DFA International Real Estate Securities
  Portfolio
2010.....................................      79,025            --      79,025
2011.....................................     107,338            --     107,338

DFA Global Real Estate Securities
  Portfolio
2010.....................................      30,971            --      30,971
2011.....................................      41,782            --      41,782

DFA International Small Cap Value
  Portfolio
2010.....................................     108,095         6,990     115,085
2011.....................................     190,869       143,816     334,685

International Vector Equity Portfolio
2010.....................................       5,534            54       5,588
2011.....................................      12,224         2,659      14,883

World ex U.S. Value Portfolio
2010.....................................          --            --          --
2011.....................................       1,025           195       1,220

Emerging Markets Portfolio
2010.....................................      40,081        42,220      82,301
2011.....................................      45,589       141,595     187,184

Emerging Markets Small Cap Portfolio
2010.....................................      22,951         1,637      24,588
2011.....................................      36,754        61,095      97,849

                                                 NET INVESTMENT
                                                     INCOME
                                                 AND SHORT-TERM   LONG-TERM
                                                 CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                 -------------- ------------- --------
Emerging Markets Value Portfolio
2010............................................    $190,697      $142,234    $332,931
2011............................................     302,552       486,583     789,135

Emerging Markets Core Equity Portfolio
2010............................................      48,768            --      48,768
2011............................................      89,989            --      89,989

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                 NET INVESTMENT
                                                     INCOME
                                                 AND SHORT-TERM   LONG-TERM
                                                 CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                 -------------- ------------- -------
U.S. Targeted Value Portfolio...................    $ 1,341        $ 1,350    $ 2,691
U.S. Small Cap Value Portfolio..................      5,092         11,920     17,012
U.S. Core Equity 2 Portfolio....................      5,929             --      5,929
U.S. Small Cap Portfolio........................      3,506          2,974      6,480
International Core Equity Portfolio.............      4,661             --      4,661
International Small Company Portfolio...........      9,060          5,851     14,911
DFA Global Real Estate Securities Portfolio.....        359             --        359
DFA International Small Cap Value Portfolio.....      8,128          5,279     13,407
International Vector Equity Portfolio...........        450            240        690
Emerging Markets Portfolio......................      2,733          5,454      8,187
Emerging Markets Small Cap Portfolio............      2,804          2,736      5,540
Emerging Markets Value Portfolio................     10,139          7,297     17,436
Emerging Markets Core Equity Portfolio..........      3,697             --      3,697

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                 UNDISTRIBUTED                               TOTAL NET
                                                 NET INVESTMENT                            DISTRIBUTABLE
                                                   INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                   SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                 -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio...........    $ 1,607             --    $   (71,081) $   (69,474)
U.S. Large Cap Value Portfolio..................     20,925             --     (1,650,834)  (1,629,909)
U.S. Targeted Value Portfolio...................      3,325        $19,803              --       23,128
U.S. Small Cap Value Portfolio..................      6,678         89,307              --       95,985
U.S. Core Equity 1 Portfolio....................      8,624             --        (49,208)     (40,584)
U.S. Core Equity 2 Portfolio....................      8,232             --        (15,761)      (7,529)
U.S. Vector Equity Portfolio....................      3,841             --        (36,502)     (32,661)
U.S. Small Cap Portfolio........................      2,512             --              --        2,512

                                                 UNDISTRIBUTED                               TOTAL NET
                                                 NET INVESTMENT                            DISTRIBUTABLE
                                                   INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                   SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                 -------------- ------------- ------------ -------------
U.S. Micro Cap Portfolio........................    $ 4,373             --     $ (34,914)    $ (30,541)
DFA Real Estate Securities Portfolio............     14,586             --      (212,742)     (198,156)
Large Cap International Portfolio...............      8,108             --      (181,257)     (173,149)
International Core Equity Portfolio.............     26,139             --       (53,177)      (27,038)
International Small Company Portfolio...........     50,896       $108,303            --       159,199
Japanese Small Company Portfolio................      1,390             --       (72,071)      (70,681)
Asia Pacific Small Company Portfolio............      4,771             --       (26,779)      (22,008)
United Kingdom Small Company Portfolio..........        376             --        (1,867)       (1,491)
Continental Small Company Portfolio.............        261             --       (26,020)      (25,759)
DFA International Real Estate Securities
  Portfolio.....................................     42,778             --      (156,223)     (113,445)
DFA Global Real Estate Securities Portfolio.....      1,187             --        (1,091)           96
DFA International Small Cap Value Portfolio.....     61,105        126,205            --       187,310
International Vector Equity Portfolio...........      2,376          6,466            --         8,842
World ex U.S. Value Portfolio...................        211             --        (5,989)       (5,778)
Emerging Markets Portfolio......................      6,198         90,266            --        96,464
Emerging Markets Small Cap Portfolio............      7,896         37,075            --        44,971
Emerging Markets Value Portfolio................     52,913        189,045            --       241,958
Emerging Markets Core Equity Portfolio..........     18,379             --       (33,524)      (15,145)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2012   2013   2014   2015   2016      2017     2018    2019     TOTAL
                                   ------ ------ ------ ------ ------- ---------- ------- ------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     --     -- $71,081         --      --      -- $   71,081
U.S. Large Cap Value Portfolio....     --     --     --     --      -- $1,650,834      --      --  1,650,834
U.S. Core Equity 1 Portfolio......     --     --     --     --      --     49,208      --      --     49,208
U.S. Core Equity 2 Portfolio......     --     --     --     --      --     15,761      --      --     15,761
U.S. Vector Equity Portfolio......     --     --     --     --      --     36,502      --      --     36,502
U.S. Micro Cap Portfolio..........     --     --     --     --      --     34,914      --      --     34,914
DFA Real Estate Securities
  Portfolio.......................     --     --     --     --  82,044     62,969 $44,388 $23,341    212,742
Large Cap International Portfolio.     --     --     --     --  19,004    135,393  14,311  12,549    181,257
International Core Equity
  Portfolio.......................     --     --     --     --      --     53,176      --      --     53,176
Japanese Small Company
  Portfolio....................... $3,801 $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543     72,071
Asia Pacific Small Company
  Portfolio.......................     --     --     --     --  18,518      8,261      --      --     26,779
United Kingdom Small Company
  Portfolio.......................     --     --     --     --      --      1,867      --      --      1,867
Continental Small Company
  Portfolio.......................     --     --     --     --  13,544      7,224   5,252      --     26,020
DFA International Real Estate
  Securities......................
Portfolio.........................     --     --     --     46  13,446     34,576  38,689  69,466    156,223
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --     --      --         --   1,091      --      1,091
World ex U.S. Value Portfolio.....     --     --     --     --      --         --      --   5,989      5,989
Emerging Markets Core Equity
  Portfolio.......................     --     --     --     --   7,080     26,445      --      --     33,525

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

               Enhanced U.S. Large Company Portfolio. $    12,074
               U.S. Large Cap Value Portfolio........     292,231
               U.S. Small Cap Value Portfolio........     111,515

             U.S. Core Equity 1 Portfolio................ $ 31,942
             U.S. Core Equity 2 Portfolio................   69,082
             U.S. Vector Equity Portfolio................   47,040
             U.S. Small Cap Portfolio....................  202,569
             U.S. Micro Cap Portfolio....................  234,276
             International Core Equity Portfolio.........   26,375
             International Small Company Portfolio.......   75,782
             Asia Pacific Small Company Portfolio........    6,585
             United Kingdom Small Company Portfolio......    1,012
             Continental Small Company Portfolio.........    3,415
             DFA Global Real Estate Securities Portfolio.    1,664
             Emerging Markets Core Equity Portfolio......   20,133

   For the year ended October 31, 2011, Japanese Small Company Portfolio had capital loss carryforward expirations of $19,912 (in thousands).

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                     FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                     TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                    ---------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $  189,060  $    2,486   $      (150)    $    2,336
U.S. Large Cap Value Portfolio.....................  6,094,232   2,174,006      (278,001)     1,896,005
U.S. Targeted Value Portfolio......................  2,920,043     619,370      (177,489)       441,881
U.S. Small Cap Value Portfolio.....................  7,278,572   1,881,354    (1,087,075)       794,279
U.S. Core Equity 1 Portfolio.......................  4,548,895   1,003,673      (279,066)       724,607
U.S. Core Equity 2 Portfolio.......................  6,788,683   1,522,556      (623,180)       899,376
U.S. Vector Equity Portfolio.......................  2,068,511     448,063      (231,819)       216,244
U.S. Small Cap Portfolio...........................  4,620,853   1,138,992      (471,403)       667,589
U.S. Micro Cap Portfolio...........................  3,531,151   1,128,765      (608,635)       520,130
DFA Real Estate Securities Portfolio...............  3,144,305   1,264,958      (196,524)     1,068,434
Large Cap International Portfolio..................  2,192,394     419,825      (297,014)       122,811
International Core Equity Portfolio................  7,201,468     871,740    (1,180,631)      (308,891)
International Small Company Portfolio..............  6,025,003   1,307,951    (1,129,844)       178,107
Japanese Small Company Portfolio...................    365,090      82,337      (125,218)       (42,881)
Asia Pacific Small Company Portfolio...............    193,383      77,832       (68,371)         9,461
United Kingdom Small Company Portfolio.............     25,072      28,622       (23,398)         5,224
Continental Small Company Portfolio................    122,410      76,595       (78,471)        (1,876)
DFA International Real Estate Securities Portfolio.  1,407,991     136,741      (149,290)       (12,549)
DFA Global Real Estate Securities Portfolio........    900,274     258,691       (29,777)       228,914
DFA International Small Cap Value Portfolio........  9,724,266   1,375,745    (2,046,120)      (670,375)
International Vector Equity Portfolio..............    546,413     104,499       (51,629)        52,870
World ex U.S. Value Portfolio......................     52,944       2,330            --          2,330
Selectively Hedged Global Equity Portfolio.........     23,034       1,600           (16)         1,584
Emerging Markets Portfolio.........................  1,636,404   1,168,071      (126,421)     1,041,650
Emerging Markets Small Cap Portfolio...............  2,177,557     556,186      (214,626)       341,560

                                                                                     NET
                                                                                  UNREALIZED
                                         FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                         TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                        ----------- ------------ -------------- --------------
Emerging Markets Value Portfolio....... $15,644,124  $2,645,192   $(2,306,699)     $338,493
Emerging Markets Core Equity Portfolio.   7,522,371   1,390,331      (640,402)      749,929

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            SIX MONTHS               YEAR
                                                               ENDED                 ENDED
                                                          APRIL 30, 2012         OCT. 31, 2011
                                                       --------------------  --------------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued...................................... $     3,340      205  $     9,612      586
   Shares Issued in Lieu of Cash Distributions........         519       35          362       23
   Shares Redeemed....................................      (4,690)    (290)      (7,533)    (462)
   Shares Reduced by Reverse Stock Split..............          --       --           --       (2)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $      (831)     (50) $     2,441      145
                                                       ===========  =======  ===========  =======
Class R2 Shares
   Shares Issued...................................... $     2,255      138  $     9,524      636
   Shares Issued in Lieu of Cash Distributions........         120        8           56        4
   Shares Redeemed....................................      (1,863)    (118)      (5,191)    (324)
   Shares Reduced by Reverse Stock Split..............          --       --           --       (7)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       512       28  $     4,389      309
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $   456,911   28,773  $   905,224   55,728
   Shares Issued in Lieu of Cash Distributions........      27,712    1,868       20,970    1,322
   Shares Redeemed....................................    (384,263) (23,964)    (731,188) (45,320)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   100,360    6,677  $   195,006   11,730
                                                       ===========  =======  ===========  =======
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued...................................... $    50,021    1,782  $    95,176    3,360
   Shares Issued in Lieu of Cash Distributions........       1,839       71        2,336       68
   Shares Redeemed....................................     (26,990)    (976)     (50,507)  (1,599)
   Shares Reduced by Conversion of Shares.............          --       --           --  (19,608)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    24,870      877  $    47,005  (17,779)
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $ 3,150,726  110,083  $ 6,396,694  187,544
   Shares Issued in Lieu of Cash Distributions........     268,015   10,364      709,030   20,853
   Shares Redeemed....................................  (1,336,211) (46,865)  (1,754,714) (53,557)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 2,082,530   73,582  $ 5,351,010  154,840
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2012, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                                 UNREALIZED
                                                                  FOREIGN
                                                      VALUE AT    EXCHANGE
   SETTLEMENT  CURRENCY                     CONTRACT  APRIL 30,     GAIN
   DATE        AMOUNT**      CURRENCY        AMOUNT     2012       (LOSS)
   ----------  --------  ------------------ --------  ---------  ----------
   05/23/12     (13,214) Canadian Dollars   $(13,318)  $(13,370)       $(52)
   05/23/12      (4,907) Canadian Dollars     (4,988)    (4,965)         23
   05/23/12      (2,606) UK Pound Sterling    (4,174)    (4,228)        (54)
   05/08/12      (3,210) Euro                 (4,249)    (4,249)         --
   05/08/12      (2,770) Euro                 (3,654)    (3,667)        (13)
   05/08/12      (2,134) Euro                 (2,804)    (2,825)        (21)
   05/08/12      (1,607) Euro                 (2,112)    (2,127)        (15)
   05/08/12     (20,599) Euro                (27,437)   (27,269)        168
                                            --------   --------        ----
                                            $(62,736)  $(62,700)       $ 36
                                            ========   ========        ====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                 UNREALIZED
                                                                  FOREIGN
                                                      VALUE AT    EXCHANGE
   SETTLEMENT  CURRENCY                     CONTRACT  APRIL 30,     GAIN
   DATE        AMOUNT**      CURRENCY        AMOUNT     2012       (LOSS)
   ----------  --------  ------------------ --------  ---------  ----------
   05/14/12      (1,430) Euro                $(1,873)   $(1,893)       $(20)
   05/14/12        (444) Swiss Francs           (484)      (489)         (5)
   05/14/12    (131,746) Japanese Yen         (1,632)    (1,651)        (19)
   05/14/12      (5,467) Hong Kong Dollars      (705)      (705)         --
                                             -------    -------        ----
                                             $(4,694)   $(4,738)       $(44)
                                             =======    =======        ====

* During the six months ended April 30, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average cost basis contract amount of forward currency contracts was $(33,707) and $(3,934) (in thousands), respectively.
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                           APPROXIMATE
                                                                EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                              DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                         ---------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large Company Portfolio... S&P 500 Index(R)       06/15/2012        524 $182,562      $7,822          --
Selectively Hedged Global Equity
  Portfolio............................. S&P 500 Index(R)Emini  06/15/2012         12      836          13         $42

Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2012, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount of outstanding futures contracts were $167,440 and $556 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2012:

                             LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -------------------------------------------------------
DERIVATIVE TYPE                 ASSET DERIVATIVES         LIABILITY DERIVATIVES
---------------             --------------------------- ---------------------------
Foreign exchange contracts  Unrealized Gain on          Unrealized Loss on Forward
                            Forward Currency Contracts  Currency Contracts

Equity contracts            Payables: Futures
                            Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                                ASSET DERIVATIVES VALUE
                                                                ---------------------
                                                  TOTAL VALUE    FOREIGN
                                                       AT       EXCHANGE     EQUITY
                                                 APRIL 30, 2012 CONTRACTS   CONTRACTS
                                                 -------------- ---------   ---------
Enhanced U.S. Large Company Portfolio...........         $8,013      $191      $7,822*
Selectively Hedged Global Equity Portfolio......             13        --          13*

                                                                 LIABILITY DERIVATIVES VALUE
                                                                 --------------------------
                                                  TOTAL VALUE     FOREIGN
                                                       AT        EXCHANGE        EQUITY
                                                 APRIL 30, 2012  CONTRACTS      CONTRACTS
                                                 --------------  ---------      ---------
Enhanced U.S. Large Company Portfolio...........          $(155)     $(155)            --
Selectively Hedged Global Equity Portfolio......            (44)       (44)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2012 (amounts in thousands):

                                             LOCATION OF GAIN (LOSS) ON
 DERIVATIVE TYPE                          DERIVATIVES RECOGNIZED IN INCOME
 ---------------                        -------------------------------------
 Foreign exchange contracts             Net Realized Gain (Loss) on: Foreign
                                        Currency Transactions Change in
                                        Unrealized Appreciation
                                        (Depreciation) of: Translation of
                                        Foreign Currency Denominated Amounts

DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------   -------------------------------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2012 (amounts in thousands):

                                                                 REALIZED GAIN (LOSS)
                                                                    ON DERIVATIVES
                                                                 RECOGNIZED IN INCOME
                                                             -------------------------------
                                                                         FOREIGN
                                                                        EXCHANGE    EQUITY
                                                              TOTAL     CONTRACTS  CONTRACTS
                                                              -------   ---------  ---------
Enhanced U.S. Large Company Portfolio....................... $21,346      $(629)    $21,975
U.S. Targeted Value Portfolio*..............................   3,336         --       3,336
U.S. Small Cap Value Portfolio*.............................     628         --         628
U.S. Vector Equity Portfolio*...............................    (850)        --        (850)
DFA Real Estate Securities Portfolio*.......................     (46)        --         (46)
Selectively Hedged Global Equity Portfolio..................     147        104          43
Emerging Markets Core Equity Portfolio*.....................   2,698         --       2,698

                                                                 CHANGE IN UNREALIZED
                                                             APPRECIATION (DEPRECIATION) ON
                                                             DERIVATIVES RECOGNIZED IN INCOME
                                                             --------------------------------
                                                                         FOREIGN
                                                                        EXCHANGE    EQUITY
                                                              TOTAL     CONTRACTS  CONTRACTS
                                                              -------   ---------  ---------
Enhanced U.S. Large Company Portfolio....................... $(1,253)     $ 337     $(1,590)
U.S. Small Cap Value Portfolio..............................    (536)        --        (536)
Selectively Hedged Global Equity Portfolio..................     (31)       (44)         13

* As of April 30, 2012, there were no futures contracts outstanding. During the six months ended April 30, 2012, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio.....................     0.84%       $ 6,601         34        $ 5        $24,575
U.S. Small Cap Value Portfolio....................     0.87%         8,333         32          6         30,792
U.S. Core Equity 2 Portfolio......................     0.84%         5,086          2         --          6,239
U.S. Vector Equity Portfolio......................     0.83%         2,463         11          1          4,214
U.S. Small Cap Portfolio..........................     0.85%         2,728          5         --          9,058
U.S. Micro Cap Portfolio..........................     0.84%         4,388         23          2          9,570
DFA Real Estate Securities Portfolio..............     0.82%           722          7         --          2,460
Large Cap International Portfolio.................     0.85%         1,867         19          1          4,265
International Core Equity Portfolio...............     0.82%        15,473         22          8         33,740
International Small Company Portfolio.............     0.87%         4,225          6          1         11,057
DFA International Real Estate
Securities Portfolio..............................     0.83%         4,454         22          2         16,074
DFA Global Real Estate
Securities Portfolio..............................     0.82%         7,895          1         --          7,895
DFA International Small Cap Value Portfolio.......     0.82%         9,091         20          4         44,344
International Vector Equity Portfolio.............     0.83%           992         35          1          4,219
World ex U.S. Value Portfolio.....................     0.86%           232         12         --          1,777
Emerging Markets Core Equity Portfolio............     0.84%         3,380          2         --          3,993

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

J. SECURITIES LENDING:

   As of April 30, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $194,019 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

O. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
Enhanced U.S. Large Company Portfolio --
  Institutional Class Shares......................      2                   67%
U.S. Large Cap Value Portfolio -- Institutional
  Class Shares....................................      3                   75%
U.S. Targeted Value Portfolio -- Class R1 Shares..      1                   94%
U.S. Targeted Value Portfolio -- Class R2 Shares..      3                   77%
U.S. Targeted Value Portfolio -- Institutional
  Class Shares....................................      2                   54%
U.S. Small Cap Value Portfolio -- Institutional
  Class Shares....................................      2                   50%
U.S. Core Equity 1 Portfolio -- Institutional
  Class Shares....................................      3                   65%
U.S. Core Equity 2 Portfolio -- Institutional
  Class Shares....................................      3                   64%
U.S. Vector Equity Portfolio -- Institutional
  Class Shares....................................      4                   91%
U.S. Small Cap Portfolio -- Institutional Class
  Shares..........................................      3                   52%
U.S. Micro Cap Portfolio -- Institutional Class
  Shares..........................................      2                   54%
DFA Real Estate Securities Portfolio --
  Institutional Class Shares......................      3                   74%
Large Cap International Portfolio --
  Institutional Class Shares......................      2                   65%
International Core Equity Portfolio --
  Institutional Class Shares......................      3                   68%
International Small Company Portfolio --
  Institutional Class Shares......................      2                   48%
Japanese Small Company Portfolio -- Institutional
  Class Shares....................................      2                   70%
Asia Pacific Small Company Portfolio --
  Institutional Class Shares......................      2                   76%
United Kingdom Small Company Portfolio --
  Institutional Class Shares......................      2                   86%
Continental Small Company Portfolio --
  Institutional Class Shares......................      4                   89%
DFA International Real Estate Securities
  Portfolio -- Institutional Class Shares.........      3                   82%
DFA Global Real Estate Securities Portfolio --
  Institutional Class Shares......................      3                   91%
DFA International Small Cap Value Portfolio --
  Institutional Class Shares......................      2                   50%
International Vector Equity Portfolio --
  Institutional Class Shares......................      3                   87%
World ex U.S. Value Portfolio -- Institutional
  Class Shares....................................      3                   76%
Selectively Hedged Global Equity Portfolio........      1                   90%
Emerging Markets Portfolio -- Institutional Class
  Shares..........................................      2                   57%
Emerging Markets Small Cap Portfolio --
  Institutional Class Shares......................      2                   35%
Emerging Markets Value Portfolio -- Class R2
  Shares..........................................      3                   82%
Emerging Markets Value Portfolio -- Institutional
  Class Shares....................................      1                   17%
Emerging Markets Core Equity Portfolio --
  Institutional Class Shares......................      2                   53%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/11  04/30/12    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  949.03    0.34%    $1.65
     Hypothetical 5% Annual Return. $1,000.00 $1,023.17    0.34%    $1.71

--------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           Corporate..........  48.0%
                           Government.........  13.9%
                           Foreign Corporate..  16.7%
                           Foreign Government.  17.6%
                           Supranational......   3.8%
                                               -----
                                               100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012

                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
BONDS -- (85.9%)
AUSTRALIA -- (1.0%)
BHP Billiton Finance USA, Ltd.
(u) 5.500%, 04/01/14........................................    960  $ 1,047,280
Westpac Banking Corp., Ltd.
(u) 2.250%, 11/19/12........................................  2,000    2,018,762
                                                                     -----------
TOTAL AUSTRALIA.............................................           3,066,042
                                                                     -----------
AUSTRIA -- (3.2%)
Oesterreichische Kontrollbank AG
   3.625%, 12/10/13.........................................  2,000    2,765,626
(u) 1.375%, 01/21/14........................................  2,000    2,016,304
Republic of Austria
   3.400%, 10/20/14.........................................  4,000    5,635,613
                                                                     -----------
TOTAL AUSTRIA...............................................          10,417,543
                                                                     -----------
CANADA -- (7.8%)
Bank of Nova Scotia
(u) 1.850%, 01/12/15........................................  4,000    4,076,332
(u) 3.400%, 01/22/15........................................  3,000    3,179,511
Barrick Gold Finance Co.
(u) 4.875%, 11/15/14........................................  2,200    2,397,555
Canadian National Railway Co.
(u) 4.400%, 03/15/13........................................    900      929,932
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13........................................    625      645,932
Encana Corp.
(u) 4.750%, 10/15/13........................................  1,415    1,485,684
Ontario, Province of Canada
(u) 4.375%, 02/15/13........................................    600      618,469
(u) 1.375%, 01/27/14........................................  1,300    1,317,073
(u) 4.100%, 06/16/14........................................  1,500    1,609,218
Petro-Canada
(u) 4.000%, 07/15/13........................................    200      206,985
Royal Bank of Canada
(u) 2.250%, 03/15/13........................................  1,400    1,417,013
(u) 1.125%, 01/15/14........................................  1,000    1,007,303
Saskatchewan, Province of Canada
(u) 7.375%, 07/15/13........................................  1,800    1,938,377
Total Capital Canada, Ltd.
(u) 1.625%, 01/28/14........................................  3,000    3,053,439
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13........................................  1,525    1,582,402
                                                                     -----------
TOTAL CANADA................................................          25,465,225
                                                                     -----------

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
FRANCE -- (5.6%)
Agence Francaise de Developpement
(u) 1.250%, 06/09/14........................................  5,500  $ 5,493,422
BNP Paribas SA
(u) 2.125%, 12/21/12........................................  1,500    1,502,360
France Telecom SA
(u) 4.375%, 07/08/14........................................  2,400    2,554,802
French Treasury Note BTAN
   2.500%, 01/15/15.........................................  4,000    5,525,481
Societe Financement de I'Economie Francaise
   3.125%, 06/30/14.........................................  2,000    2,764,570
Veolia Environnement SA
(u) 5.250%, 06/03/13........................................    425      441,439
                                                                     -----------
TOTAL FRANCE................................................          18,282,074
                                                                     -----------
GERMANY -- (2.7%)
Deutsche Bank AG
(u) 4.875%, 05/20/13........................................  1,475    1,531,833
(u) 3.875%, 08/18/14........................................    250      261,751
Kreditanstalt fur Wiederaufbau
(u) 1.375%, 07/15/13........................................  1,700    1,718,618
(u) 4.125%, 10/15/14........................................  4,000    4,335,516
Landwirtschaftliche Rentenbank AG
(u) 1.875%, 09/24/12........................................  1,000    1,005,680
                                                                     -----------
TOTAL GERMANY...............................................           8,853,398
                                                                     -----------
JAPAN -- (0.9%)
Japan Finance Corp.
(u) 2.125%, 11/05/12........................................  3,000    3,020,217
                                                                     -----------
NETHERLANDS -- (3.2%)
Bank Nederlandse Gemeenten NV
(u) 5.000%, 05/16/14........................................  2,000    2,152,094
2.875%, 01/15/15............................................  3,000    4,169,963
Deutsche Telekom International Finance BV
(u) 5.250%, 07/22/13........................................    525      551,231
(u) 4.875%, 07/08/14........................................  1,900    2,030,158
Diageo Finance BV
(u) 5.500%, 04/01/13........................................    300      313,578

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
(u) 5.375%, 09/04/12........................................  1,000  $ 1,015,612
                                                                     -----------
TOTAL NETHERLANDS...........................................          10,232,636
                                                                     -----------
NORWAY -- (2.0%)
Eksportfinans ASA
(u) 1.875%, 04/02/13........................................  2,800    2,744,048
Statoil ASA
(u) 2.900%, 10/15/14........................................  3,630    3,827,098
                                                                     -----------
TOTAL NORWAY................................................           6,571,146
                                                                     -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.8%)
Asian Development Bank
(u) 1.625%, 07/15/13........................................  1,200    1,218,818
(u) 4.250%, 10/20/14........................................  3,000    3,268,791
European Investment Bank
(u) 1.125%, 08/15/14........................................  1,000    1,009,628
(e) 4.250%, 10/15/14........................................  4,000    5,743,732
Inter-American Development Bank
(u) 1.000%, 01/07/15........................................  1,000    1,000,227
                                                                     -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                          12,241,196
                                                                     -----------
SWEDEN -- (4.0%)
Svensk Exportkredit AB
(e) 3.625%, 05/27/14........................................  1,212    1,677,365
(u) 3.250%, 09/16/14........................................  4,200    4,417,157
Svenska Handelsbanken AB
(e) 4.875%, 03/25/14........................................  5,000    7,062,717
                                                                     -----------
TOTAL SWEDEN................................................          13,157,239
                                                                     -----------
SWITZERLAND -- (1.0%)
Credit Suisse AG
(u) 5.000%, 05/15/13........................................  1,275    1,323,349
(u) 5.500%, 05/01/14........................................    250      268,695
UBS AG
(u) 2.250%, 08/12/13........................................  1,485    1,494,079
                                                                     -----------
TOTAL SWITZERLAND...........................................           3,086,123
                                                                     -----------
UNITED KINGDOM -- (2.9%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12........................................  1,000    1,016,117

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED KINGDOM -- (Continued)
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13........................................  2,200  $2,341,125
Diageo Capital P.L.C.
(u) 5.200%, 01/30/13........................................  1,175   1,215,756
Network Rail Infrastructure Finance P.L.C.
(u) 1.500%, 01/13/14........................................  3,000   3,044,976
Vodafone Group P.L.C.
(u) 4.150%, 06/10/14........................................  1,825   1,946,599
                                                                     ----------
TOTAL UNITED KINGDOM........................................          9,564,573
                                                                     ----------
UNITED STATES -- (47.8%)
ACE INA Holdings, Inc.
   5.875%, 06/15/14......................................... $1,250   1,374,190
Agilent Technologies, Inc.
   2.500%, 07/15/13.........................................  1,000   1,015,890
Air Products & Chemicals, Inc.
   4.150%, 02/01/13.........................................    500     513,484
Allstate Corp. (The)
   5.000%, 08/15/14.........................................    630     683,274
American Express Credit Corp.
   5.875%, 05/02/13.........................................    650     682,037
   5.125%, 08/25/14.........................................  1,900   2,062,083
Analog Devices, Inc.
   5.000%, 07/01/14.........................................  1,500   1,632,599
Anheuser-Busch InBev Worldwide, Inc.
   2.500%, 03/26/13.........................................    350     355,744
   5.375%, 11/15/14.........................................  1,500   1,666,068
Archer-Daniels-Midland Co.
   7.125%, 03/01/13.........................................    325     342,811
Arrow Electronics, Inc.
   6.875%, 07/01/13.........................................    350     372,270
Assurant, Inc.
   5.625%, 02/15/14.........................................  2,000   2,098,880
AT&T, Inc.
   4.950%, 01/15/13.........................................    900     927,718
   6.700%, 11/15/13.........................................  1,055   1,149,633
Autozone, Inc.
   4.375%, 06/01/13.........................................    100     103,595
Avery Dennison Corp.
   4.875%, 01/15/13.........................................    200     205,797
Baltimore Gas & Electric Co.
   6.125%, 07/01/13.........................................    500     530,330

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Bank of New York Mellon Corp. (The)
   4.500%, 04/01/13.......................................... $1,000 $1,036,829
   5.125%, 08/27/13..........................................  2,150  2,272,928
Baxter International, Inc.
   1.800%, 03/15/13..........................................  1,490  1,508,521
BB&T Corp.
   3.850%, 07/27/12..........................................  1,100  1,108,844
   3.375%, 09/25/13..........................................    550    569,270
Berkshire Hathaway Finance Corp.
   4.850%, 01/15/15..........................................  5,000  5,535,790
BlackRock, Inc.
   2.250%, 12/10/12..........................................  1,400  1,415,222
   3.500%, 12/10/14..........................................    600    641,450
Boeing Capital Corp.
   5.800%, 01/15/13..........................................    950    985,769
Boeing Co. (The)
   1.875%, 11/20/12..........................................    350    352,931
Bristol-Myers Squibb Co.
   5.250%, 08/15/13..........................................  1,175  1,246,894
Burlington Northern Santa Fe LLC
   4.300%, 07/01/13..........................................  1,200  1,244,423
   4.875%, 01/15/15..........................................    200    219,309
Campbell Soup Co.
   5.000%, 12/03/12..........................................    350    359,450
   4.875%, 10/01/13..........................................    270    286,146
Capital One Financial Corp.
   6.250%, 11/15/13..........................................    150    160,044
   7.375%, 05/23/14..........................................    350    387,830
Caterpillar Financial Services Corp.
   2.000%, 04/05/13..........................................    400    405,828
   6.200%, 09/30/13..........................................  1,250  1,347,422
CenterPoint Energy Resources Corp.
   7.875%, 04/01/13..........................................    425    451,501
Charles Schwab Corp. (The)
   4.950%, 06/01/14..........................................  2,200  2,380,990
Chubb Corp. (The)
   5.200%, 04/01/13..........................................    525    547,055
Cisco Systems, Inc.
   1.625%, 03/14/14..........................................  1,650  1,685,879
Citigroup, Inc.
   6.500%, 08/19/13..........................................    625    658,987
   6.375%, 08/12/14..........................................  1,250  1,347,994
CNA Financial Corp.
   5.850%, 12/15/14..........................................    477    514,046

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Coca-Cola Co. (The)
   0.750%, 11/15/13.......................................... $1,075 $1,078,081
   0.750%, 03/13/15..........................................  1,000  1,002,036
Coca-Cola Enterprises, Inc.
   1.125%, 11/12/13..........................................    400    401,894
Comcast Cable Communications Holdings, Inc.
   8.375%, 03/15/13..........................................    675    720,031
Computer Sciences Corp.
   5.000%, 02/15/13..........................................    850    875,500
ConocoPhillips
   4.750%, 10/15/12..........................................  1,250  1,274,236
Consolidated Edison Co. of New York, Inc.
   4.875%, 02/01/13..........................................    350    361,276
   4.700%, 02/01/14..........................................    400    427,241
COX Communications, Inc.
   7.125%, 10/01/12..........................................    620    636,660
CSX Corp.
   5.500%, 08/01/13..........................................    425    449,505
Daimler Finance North America LLC
   6.500%, 11/15/13..........................................  1,600  1,733,770
Dell, Inc.
   4.700%, 04/15/13..........................................  1,140  1,184,629
   2.100%, 04/01/14..........................................    500    512,668
DIRECTV Holdings LLC
   4.750%, 10/01/14..........................................  1,500  1,624,968
Dominion Resources, Inc.
   5.000%, 03/15/13..........................................    425    440,639
Dow Chemical Co. (The)
   6.000%, 10/01/12..........................................    325    331,766
Dr. Pepper Snapple Group, Inc.
   2.350%, 12/21/12..........................................    375    378,986
Duke Energy Ohio, Inc.
   5.700%, 09/15/12..........................................    425    433,072
E.I. Du Pont de Nemours & Co.
   4.750%, 11/15/12..........................................    350    358,118
eBay, Inc.
   0.875%, 10/15/13..........................................  1,435  1,445,636
Emerson Electric Co.
   5.625%, 11/15/13..........................................  1,200  1,291,666
Enbridge Energy Partners LP
   5.350%, 12/15/14..........................................  1,475  1,602,611
Energy Transfer Partners LP
   6.000%, 07/01/13..........................................    425    444,442
   5.950%, 02/01/15..........................................  1,400  1,535,174

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
Enterprise Products Operating LLC
   5.600%, 10/15/14.......................................... $  666 $  735,479
EOG Resources, Inc.
   6.125%, 10/01/13..........................................  1,410  1,513,846
Exelon Generation Co. LLC
   5.350%, 01/15/14..........................................  1,100  1,173,448
Express Scripts, Inc.
   5.250%, 06/15/12..........................................    325    326,652
Fifth Third Bancorp
   6.250%, 05/01/13..........................................    875    920,299
General Electric Capital Corp.
   2.100%, 01/07/14..........................................    600    610,829
   2.150%, 01/09/15..........................................  6,500  6,612,716
Goldman Sachs Group, Inc.(The)
   5.250%, 10/15/13..........................................  1,500  1,563,563
Hess Corp.
   7.000%, 02/15/14..........................................    175    192,976
Hewlett-Packard Co.
   1.250%, 09/13/13..........................................  1,500  1,502,784
   2.625%, 12/09/14..........................................  1,300  1,339,434
HSBC Finance Corp.
   4.750%, 07/15/13..........................................  1,575  1,627,735
International Business Machines Corp.
   2.100%, 05/06/13..........................................  1,270  1,291,215
John Deere Capital Corp.
   1.875%, 06/17/13..........................................  1,250  1,268,614
JPMorgan Chase & Co.
   3.700%, 01/20/15..........................................  2,500  2,633,515
KeyCorp
   6.500%, 05/14/13..........................................  1,000  1,055,701
Kimberly-Clark Corp.
   5.000%, 08/15/13..........................................  1,000  1,057,725
Kinder Morgan Energy Partners LP
   5.850%, 09/15/12..........................................  1,000  1,016,673
Kraft Foods, Inc.
   6.250%, 06/01/12..........................................    519    521,331
Kroger Co. (The)
   5.500%, 02/01/13..........................................    640    662,948
McKesson Corp.
   6.500%, 02/15/14..........................................    695    762,227
MetLife, Inc.
   2.375%, 02/06/14..........................................    420    429,800
   5.500%, 06/15/14..........................................  1,250  1,357,540
Microsoft Corp.
   0.875%, 09/27/13..........................................  1,300  1,310,215

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
UNITED STATES -- (Continued)
   2.950%, 06/01/14                                           $2,300 $2,412,314
NASDAQ OMX Group, Inc. (The)
   4.000%, 01/15/15..........................................    500    520,683
NextEra Energy Capital Holdings, Inc.
   2.550%, 11/15/13..........................................    750    763,473
Northern Trust Corp.
   5.500%, 08/15/13..........................................  1,068  1,132,061
Nucor Corp.
   4.875%, 10/01/12..........................................    440    446,914
Occidental Petroleum Corp.
   1.450%, 12/13/13..........................................  1,000  1,015,029
Paccar Financial Corp.
   2.050%, 06/17/13..........................................    100    101,719
Packaging Corp. of America
   5.750%, 08/01/13..........................................    525    550,310
PepsiCo, Inc.
   0.875%, 10/25/13..........................................  1,485  1,490,737
Philip Morris International, Inc.
   4.875%, 05/16/13..........................................  1,265  1,323,324
   6.875%, 03/17/14..........................................    100    111,760
Pitney Bowes, Inc.
   4.875%, 08/15/14..........................................  2,000  2,124,794
PNC Funding Corp.
   5.400%, 06/10/14..........................................  2,075  2,263,030
Praxair, Inc.
   2.125%, 06/14/13..........................................  1,000  1,015,422
Principal Financial Group, Inc.
   7.875%, 05/15/14..........................................    958  1,069,343
Procter & Gamble Co. (The)
   (e) 4.500%, 05/12/14......................................  4,000  5,683,806
Prudential Financial, Inc.
   5.800%, 06/15/12..........................................    350    352,019
   6.200%, 01/15/15..........................................  2,063  2,282,208
Qwest Corp.
   7.500%, 10/01/14..........................................  2,500  2,812,500
Reynolds American, Inc.
   7.250%, 06/01/13..........................................    900    955,487
Ryder System, Inc.
   5.000%, 06/15/12..........................................    525    527,413
Safeway, Inc.
   5.625%, 08/15/14..........................................    500    539,518
Sempra Energy
   2.000%, 03/15/14..........................................    416    423,191
Spectra Energy Capital LLC
   5.668%, 08/15/14..........................................    955  1,041,920
St. Jude Medical, Inc.
   2.200%, 09/15/13..........................................    325    331,788

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------ ------------
                                                             (000)
UNITED STATES -- (Continued)
   3.750%, 07/15/14......................................... $  100 $    106,099
State Street Corp.
   4.300%, 05/30/14.........................................  1,400    1,497,268
SunTrust Banks, Inc.
   5.250%, 11/05/12.........................................    425      434,059
Target Corp.
   4.000%, 06/15/13.........................................  1,000    1,037,298
TD Ameritrade Holding Corp.
   4.150%, 12/01/14.........................................  2,550    2,723,428
Texas Instruments, Inc.
   0.875%, 05/15/13.........................................    500      502,562
Time Warner Cable, Inc.
   6.200%, 07/01/13.........................................    425      451,251
Toyota Motor Credit Corp.
   1.000%, 02/17/15.........................................  3,000    3,005,100
Travelers Property Casualty Corp.
   5.000%, 03/15/13.........................................  1,400    1,449,030
Union Bank NA
   2.125%, 12/16/13.........................................  1,400    1,423,825
UnitedHealth Group, Inc.
   5.000%, 08/15/14.........................................  1,170    1,278,240
Valero Energy Corp.
   4.750%, 04/01/14.........................................  1,125    1,191,160
Verizon Communications, Inc.
   4.350%, 02/15/13.........................................    750      772,349
Viacom, Inc.
   4.375%, 09/15/14.........................................    780      840,229
Wal-Mart Stores, Inc.
   1.625%, 04/15/14.........................................  4,300    4,396,965
Walt Disney Co. (The)
   0.875%, 12/01/14.........................................  1,500    1,506,386
Waste Management, Inc.
   6.375%, 11/15/12.........................................    325      334,521
WellPoint, Inc.
   5.000%, 12/15/14.........................................  2,500    2,739,755
Wells Fargo & Co.
   3.750%, 10/01/14.........................................  2,300    2,439,408
                                                                    ------------
TOTAL UNITED STATES.........................................         155,839,321
                                                                    ------------
TOTAL BONDS.................................................         279,796,733
                                                                    ------------
AGENCY OBLIGATIONS -- (6.5%)
Federal Home Loan Bank
   0.875%, 12/27/13.........................................  1,500    1,513,836
Federal Home Loan Mortgage Corporation
   1.375%, 02/25/14.........................................  2,000    2,038,210

                                                             FACE
                                                            AMOUNT     VALUE+
                                                            ------- ------------
                                                            (000)
   1.000%, 08/27/14........................................ $ 2,000 $  2,030,276
   2.875%, 02/09/15........................................  11,000   11,721,017
Federal National Mortgage Association
   2.750%, 03/13/14........................................   3,700    3,866,008
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...................................           21,169,347
                                                                    ------------
U.S. TREASURY
   OBLIGATIONS -- (7.6%)
U.S. Treasury Note
<>^^ 0.625%, 12/31/12......................................  24,800   24,872,664
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $323,817,388)......................................         $325,838,744
                                                                    ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds..............................      -- $279,796,733      --  $279,796,733
Agency Obligations.................      --   21,169,347      --    21,169,347
U.S. Treasury Obligations..........      --   24,872,664      --    24,872,664
Swap Agreements**..................      --    3,990,619      --     3,990,619
Futures Contracts**................ $26,501           --      --        26,501
Forwards**.........................      --     (556,472)     --      (556,472)
                                    ------- ------------  ------  ------------
TOTAL.............................. $26,501 $329,272,891      --  $329,299,392
                                    ======= ============  ======  ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value............................................. $    325,839
Temporary Cash Investments at Value & Cost.......................           79
Segregated Cash for Futures Contracts............................        2,618
Foreign Currencies at Value......................................          322
Cash.............................................................        8,067
Receivables:.....................................................
   Interest......................................................        3,268
   Fund Shares Sold..............................................          256
   Futures Margin Variation......................................           16
Unrealized Gain on Swap Contracts................................        3,991
Prepaid Expenses and Other Assets................................           31
                                                                  ------------
       Total Assets..............................................      344,487
                                                                  ------------
LIABILITIES:
Payables:........................................................
   Investment Securities Purchased...............................        1,592
   Fund Shares Redeemed..........................................        1,010
   Due to Advisor................................................           83
Unrealized Loss on Forward Currency Contracts....................          556
Accrued Expenses and Other Liabilities...........................           10
                                                                  ------------
       Total Liabilities.........................................        3,251
                                                                  ------------
NET ASSETS....................................................... $    341,236
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   36,910,496
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       9.24
                                                                  ============
Investments at Cost.............................................. $    323,817
                                                                  ------------
Foreign Currencies at Cost....................................... $        320
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    356,775
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          700
Accumulated Net Realized Gain (Loss).............................      (21,729)
Net Unrealized Foreign Exchange Gain (Loss)......................         (551)
Net Unrealized Appreciation (Depreciation).......................        6,041
                                                                  ------------
NET ASSETS....................................................... $    341,236
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Interest.................................................. $  1,604
                                                              --------
          Total Investment Income............................    1,604
                                                              --------
EXPENSES
   Investment Advisory Services Fees.........................      493
   Accounting & Transfer Agent Fees..........................       30
   Custodian Fees............................................        5
   Filing Fees...............................................       13
   Shareholders' Reports.....................................        3
   Directors'/Trustees' Fees & Expenses......................        1
   Professional Fees.........................................        5
   Organizational & Offering Costs...........................        1
   Other.....................................................        1
                                                              --------
          Total Expenses.....................................      552
                                                              --------
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note D)...............      (68)
   Fees Paid Indirectly......................................       (4)
                                                              --------
   Net Expenses..............................................      480
                                                              --------
   NET INVESTMENT INCOME (LOSS)..............................    1,124
                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold............................      238
       Futures...............................................     (984)
       Foreign Currency Transactions.........................      (25)
       Swap Contracts........................................  (20,951)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.................................    1,165
       Futures...............................................      (11)
       Swap Contracts........................................    6,060
       Translation of Foreign Currency Denominated
         Amounts.............................................     (551)
                                                              --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................  (15,059)
                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................. $(13,935)
                                                              ========

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                SIX MONTHS
                                                   ENDED           PERIOD
                                                 APRIL 30,   NOVEMBER 9, 2010(a)
                                                   2012      TO OCTOBER 31, 2011
                                                -----------  -------------------
                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................    $  1,124             $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............         238                  227
       Futures.................................        (984)              (1,328)
       Foreign Currency Transactions...........         (25)                  --
       Swap Contracts..........................     (20,951)             (10,020)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...................       1,165                  859
       Futures.................................         (11)                  37
       Swap Contracts..........................       6,060               (2,069)
       Translation of Foreign Currency
         Denominated Amounts...................        (551)                  --
                                                   --------             --------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     (13,935)             (11,188)
                                                   --------             --------
Distributions From:
   Net Investment Income:
       Institutional Shares....................        (655)                (574)
   Net Short-Term Gains:
       Institutional Shares....................        (151)                  --
                                                   --------             --------
          Total Distributions..................        (806)                (574)
                                                   --------             --------
Capital Share Transactions (1):
   Shares Issued...............................     164,067              278,288
   Shares Issued in Lieu of Cash
     Distributions.............................         782                  559
   Shares Redeemed.............................     (39,653)             (36,304)
                                                   --------             --------
          Net Increase (Decrease) from
            Capital Share Transactions.........     125,196              242,543
                                                   --------             --------
          Total Increase (Decrease) in
            Net Assets.........................     110,455              230,781
NET ASSETS
   Beginning of Period.........................     230,781                   --
                                                   --------             --------
   End of Period...............................    $341,236             $230,781
                                                   ========             ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................      17,466               27,085
   Shares Issued in Lieu of Cash
     Distributions.............................          85                   52
   Shares Redeemed.............................      (4,253)              (3,525)
                                                   --------             --------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........      13,298               23,612
                                                   ========             ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)...........................    $    700             $    231

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 SIX MONTHS            PERIOD
                                                    ENDED        NOVEMBER 9, 2010(a)
                                                  APRIL 30,              TO
                                                    2012            OCT. 31, 2011
                                                -----------      -------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period...........    $   9.77                 $  10.00
                                                   --------                 --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss)(A).............        0.04                     0.07
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................       (0.53)                   (0.27)
                                                   --------                 --------
       Total from Investment Operations........       (0.49)                   (0.20)
                                                   --------                 --------
Less Distributions
------------------
   Net Investment Income.......................       (0.03)                   (0.03)
   Net Realized Gains..........................       (0.01)                      --
                                                   --------                 --------
       Total Distributions.....................       (0.04)                   (0.03)
                                                   --------                 --------
Net Asset Value, End of Period.................    $   9.24                 $   9.77
                                                   ========                 ========
Total Return...................................       (5.10)%(C)               (2.02)%(C)
                                                   --------                 --------
Net Assets, End of Period (thousands)..........    $341,236                 $230,781
Ratio of Expenses to Average Net Assets(D).....        0.34%(B)                 0.47%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)(D)             0.39%(B)                 0.53%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets(D)....................................        0.80%(B)                 0.64%(B)(E)
Portfolio Turnover Rate........................          27%(C)                   50%(C)

   See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of April 30, 2012, the Portfolio held $54,715,177 in the Subsidiary, representing 15.88% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the six months ended
April 30, 2012, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. At April 30, 2012, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2012, approximately $68 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.       $  4

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $116 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               DFA Commodity Strategy Portfolio............. $  1

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                        U.S. GOVERNMENT     OTHER INVESTMENT
                          SECURITIES           SECURITIES
                      ------------------- --------------------
                      PURCHASES   SALES   PURCHASES    SALES
                      --------- --------- ---------- ---------
                      $  39,657 $  14,229 $  147,536 $  58,756

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and non-deductible offering costs, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE        INCREASE
                                                                 (DECREASE)      (DECREASE)
                                                 INCREASE      UNDISTRIBUTED    ACCUMULATED
                                                (DECREASE)     NET INVESTMENT   NET REALIZED
                                              PAID-IN CAPITAL      INCOME      GAINS (LOSSES)
                                              ---------------  --------------  --------------
DFA Commodity Strategy Portfolio.............        $(10,964)          $(301)        $11,265

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2011 was as follows (amounts in thousands):

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS TOTAL
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio
      2011.............................      $636           --       $636

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS TOTAL
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $62            --        $62

   At October 31, 2011 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                               TOTAL NET
                                  NET INVESTMENT                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                    SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                  -------------- ------------- ------------ -------------
DFA Commodity Strategy Portfolio.      $503           --            --          $503

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         NET
                                                      UNREALIZED
              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------  ------------ -------------- --------------
              $345,536     $2,187       $(21,805)      $(19,618)

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2012, DFA Commodity Strategy Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA COMMODITY STRATEGY PORTFOLIO*

                                                              UNREALIZED
                                                                FOREIGN
       SETTLEMENT  CURRENCY          CONTRACT     VALUE AT     EXCHANGE
          DATE     AMOUNT** CURRENCY  AMOUNT   APRIL 30, 2012 GAIN (LOSS)
       ----------  -------- -------- --------  -------------- -----------
       05/11/12...  (2,144)   Euro   $ (2,816)    $ (2,839)      $ (23)
       05/11/12... (29,382)   Euro    (38,361)     (38,894)       (533)
                                     --------     --------       -----
                                     $(41,177)    $(41,733)      $(556)
                                     ========     ========       =====

* During the six months ended April 30, 2012, the Portfolio's average cost basis contract amount of forward currency contracts was $(30,892) (in thousands).
** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED
DESCRIPTION                             DATE    CONTRACTS*  VALUE   GAIN (LOSS)
-----------                          ---------- ---------- -------- -----------
Brent Crude Futures                   09/13/12       2      $  236       --
CBT Wheat Futures                     07/17/12       7         229      $ 4
Coffee 'C' Futures                    07/31/12       1          67        1
Copper Futures                        07/31/12       4         383        3
Corn Futures                          07/17/12       9         286        8
Cotton No. 2 Futures                  07/23/12       2          89       (2)
Gasoline RBOB Futures                 07/30/12       1         130       --
Gold 100oz Futures                    08/31/12       3         500        1
Heating Oil Futures                   07/30/12       1         134       --
Lean Hogs Futures                     07/18/12       3         104       (2)
Live Cattle Futures                   09/12/12       3         140        1
LME Nickel Futures                    07/18/12       1         107       (3)
LME Prime Aluminum Futures            07/18/12       5         264        1
LME Zinc Futures                      07/18/12       3         155       (6)
Natural Gas Futures                   09/30/12      15         376       20
Silver Futures                        07/31/12       1         155       (1)
Soybean Futures                       07/17/12       5         376        4
Soybean Oil Futures                   07/24/12       5         165       (3)
Sugar #11 Futures                     09/15/12       6         142       (1)
WTI Crude Futures                     11/30/12       4         423        1
                                                            ------      ---
                                                            $4,461      $26
                                                            ======      ===

   Dimensional Cayman Commodity Fund I, LTD.'s securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2012 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $5,510 (in thousands).

   At April 30, 2012, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                                         EXPIRATION     NOTIONAL  APPRECIATION
COUNTERPARTY                                DATE        AMOUNT*  (DEPRECIATION)
------------                             ----------     -------- --------------
Citibank, N.A.                            05/29/12  USD $120,553     $1,445
Deutsche Bank AG, London Branch           05/29/12  USD  100,990      1,208
UBS AG                                    05/29/12  USD  111,695      1,338
                                                        --------     ------
                                                        $333,238     $3,991
                                                        ========     ======

* During the six months ended April 30, 2012 the Portfolio's average notional value of outstanding swap contracts was $274,228 (in thousands).

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2012:

                            LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                            -----------------------------------------------------
DERIVATIVE TYPE             ASSET DERIVATIVES        LIABILITY DERIVATIVES
---------------               ------------------    ---------------------------
Commodity contracts         Payables: Futures
                            Margin Variation
Foreign exchange contracts                         Unrealized Loss on Forward
                                                   Currency Contracts
Other contracts             Unrealized Gain
                            on Swap Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                           ASSET DERIVATIVES VALUE
                                                           -----------------------
                                             TOTAL VALUE
                                                  AT       COMMODITY     OTHER
                                            APRIL 30, 2012 CONTRACTS   CONTRACTS
                                            -------------- ---------   ---------
  Dimensional Cayman Commodity Fund I, LTD.     $4,018        $26*      $3,991


                                                           LIABILITY DERIVATIVES VALUE
                                                           ---------------------------
                                             TOTAL VALUE    FOREIGN
                                                  AT       EXCHANGE        OTHER
                                            APRIL 30, 2012 CONTRACTS     CONTRACTS
                                            -------------- ---------     ---------
  Dimensional Cayman Commodity Fund I, LTD.     $(556)       $(556)         --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2012 (amounts in thousands):

DERIVATIVE TYPE                               LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -------------------------------------------------------------------------------------------------
Commodity contracts         Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of: Translation of
                            Foreign Currency Denominated Amounts

Other contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized Appreciation (Depreciation) of:
                            Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2012 (amounts in thousands):

                                                   REALIZED GAIN (LOSS)
                                                      ON DERIVATIVES
                                                   RECOGNIZED IN INCOME
                                          --------------------------------------
                                                               FOREIGN
                                                    COMMODITY EXCHANGE    OTHER
                                            TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(21,949)   $(984)    $(14)   $(20,951)


                                                  CHANGE IN UNREALIZED
                                             APPRECIATION (DEPRECIATION) ON
                                            DERIVATIVES RECOGNIZED IN INCOME
                                          -------------------------------------
                                                            FOREIGN
                                                 COMMODITY EXCHANGE     OTHER
                                          TOTAL  CONTRACTS CONTRACTS  CONTRACTS
                                          ------ --------- ---------  ---------
Dimensional Cayman Commodity Fund I, LTD. $5,494     $(10)     $(556)  $6,060

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2012.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.

Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At April 30, 2012, two shareholders held 76% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
 DFA INTERNATIONAL VALUE PORTFOLIO**    11/01/11  04/30/12    RATIO*   PERIOD*
 -----------------------------------    --------- --------- ---------- --------
 Actual Fund Return Class R2 Shares     $1,000.00 $1,008.92    0.71%    $3.55
    Institutional Class Shares......... $1,000.00 $1,009.60    0.45%    $2.25
 Hypothetical 5% Annual Return
    Class R2 Shares.................... $1,000.00 $1,021.33    0.71%    $3.57
    Institutional Class Shares......... $1,000.00 $1,022.63    0.45%    $2.26

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
 U.S. LARGE COMPANY PORTFOLIO           11/01/11  04/30/12    RATIO*   PERIOD*
 ----------------------------           --------- --------- ---------- --------
 Actual Fund Return.................... $1,000.00 $1,126.95    0.10%    $0.53
 Hypothetical 5% Annual Return......... $1,000.00 $1,024.37    0.10%    $0.50

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                          AFFILIATED INVESTMENT COMPANIES
                                          -------------------------------
       DFA International Value Portfolio.              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO

                     Consumer Discretionary........  11.2%
                     Consumer Staples..............  10.9%
                     Energy........................  11.2%
                     Financials....................  12.7%
                     Health Care...................  11.4%
                     Industrials...................  10.5%
                     Information Technology........  20.3%
                     Materials.....................   3.4%
                     Real Estate Investment Trusts.   2.0%
                     Telecommunication Services....   2.9%
                     Utilities.....................   3.5%
                                                    -----
                                                    100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company....................................... $5,448,976,781
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $5,184,677,586)....................................... $5,448,976,781
                                                                  ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (86.4%)
Consumer Discretionary -- (9.7%)
 #*Amazon.com, Inc...........................   116,103 $ 26,924,286             0.7%
   Comcast Corp. Class A.....................   859,958   26,082,526             0.6%
   Home Depot, Inc. (The)....................   491,633   25,461,673             0.6%
  #McDonald's Corp...........................   324,835   31,655,171             0.8%
  #Walt Disney Co. (The).....................   571,616   24,642,366             0.6%
   Other Securities..........................            317,209,071             7.7%
                                                        ------------ ---------------
Total Consumer Discretionary.................            451,975,093            11.0%
                                                        ------------ ---------------
Consumer Staples -- (9.4%)...................
   Altria Group, Inc.........................   652,399   21,013,772             0.5%
  #Coca-Cola Co. (The).......................   721,776   55,085,944             1.3%
   CVS Caremark Corp.........................   415,352   18,533,006             0.5%
   Kraft Foods, Inc. Class A.................   563,921   22,483,530             0.5%
   PepsiCo, Inc..............................   500,905   33,059,730             0.8%
  #Philip Morris International, Inc..........   549,136   49,153,163             1.2%
   Procter & Gamble Co. (The)................   878,427   55,903,094             1.4%
  #Wal-Mart Stores, Inc......................   557,020   32,814,048             0.8%
   Other Securities..........................            149,317,181             3.6%
                                                        ------------ ---------------
Total Consumer Staples.......................            437,363,468            10.6%
                                                        ------------ ---------------
Energy -- (9.7%)
  #Chevron Corp..............................   630,490   67,185,014             1.6%
  #ConocoPhillips............................   408,117   29,233,421             0.7%
   Exxon Mobil Corp.......................... 1,503,130  129,780,244             3.2%
   Occidental Petroleum Corp.................   258,660   23,594,965             0.6%
   Schlumberger, Ltd.........................   425,364   31,536,487             0.8%
   Other Securities..........................            170,610,864             4.1%
                                                        ------------ ---------------
Total Energy.................................            451,940,995            11.0%
                                                        ------------ ---------------
Financials -- (11.0%)
   American Express Co.......................   323,649   19,486,906             0.5%
   Bank of America Corp...................... 3,422,751   27,758,511             0.7%
 #*Berkshire Hathaway, Inc...................   560,722   45,110,085             1.1%
  #Citigroup, Inc............................   934,002   30,859,426             0.7%
  #Goldman Sachs Group, Inc. (The)...........   157,833   18,174,470             0.4%
   JPMorgan Chase & Co....................... 1,217,424   52,324,884             1.3%
   U.S. Bancorp..............................   609,429   19,605,331             0.5%
   Wells Fargo & Co.......................... 1,681,731   56,220,267             1.4%
   Other Securities..........................            240,736,419             5.8%
                                                        ------------ ---------------
Total Financials.............................            510,276,299            12.4%
                                                        ------------ ---------------
Health Care -- (9.8%)
  #Abbott Laboratories.......................   501,452   31,120,111             0.8%
   Bristol-Myers Squibb Co...................   538,367   17,965,307             0.4%
  #Johnson & Johnson.........................   875,454   56,983,301             1.4%
   Merck & Co., Inc..........................   970,788   38,093,721             0.9%
   Pfizer, Inc............................... 2,404,169   55,127,595             1.3%
   UnitedHealth Group, Inc...................   333,257   18,712,381             0.5%
   Other Securities..........................            240,956,074             5.8%
                                                        ------------ ---------------
Total Health Care............................            458,958,490            11.1%
                                                        ------------ ---------------
Industrials -- (9.1%)
   3M Co.....................................   221,502   19,793,419             0.5%
   Boeing Co. (The)..........................   237,823   18,264,806             0.4%
  #Caterpillar, Inc..........................   206,509   21,222,930             0.5%
  #General Electric Co....................... 3,374,552   66,073,728             1.6%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Industrials -- (Continued)
   United Parcel Service, Inc................    305,752 $   23,891,461             0.6%
   United Technologies Corp..................    290,266     23,697,316             0.6%
   Other Securities..........................               250,523,651             6.1%
                                                         -------------- ---------------
Total Industrials............................               423,467,311            10.3%
                                                         -------------- ---------------
Information Technology -- (17.5%)
  *Apple, Inc................................    297,349    173,723,180             4.2%
  #Cisco Sytems, Inc.........................  1,717,672     34,611,091             0.8%
 #*EMC Corp..................................    654,765     18,470,921             0.4%
  *Google, Inc...............................     80,879     48,950,397             1.2%
   Intel Corp................................  1,593,313     45,250,089             1.1%
   International Business Machines Corp......    369,518     76,519,787             1.9%
   Microsoft Corp............................  2,381,610     76,259,152             1.9%
   Oracle Corp...............................  1,250,207     36,743,584             0.9%
   QUALCOMM, Inc.............................    539,423     34,436,764             0.8%
  #Visa, Inc.................................    158,645     19,510,162             0.5%
   Other Securities..........................               253,019,143             6.1%
                                                         -------------- ---------------
Total Information Technology.................               817,494,270            19.8%
                                                         -------------- ---------------
Materials -- (3.0%)
   Other Securities..........................               138,977,172             3.4%
                                                         -------------- ---------------
Real Estate Investment Trusts -- (1.7%)
   Other Securities..........................                81,084,292             2.0%
                                                         -------------- ---------------
Telecommunication Services -- (2.5%)
   AT&T, Inc.................................  1,890,785     62,225,734             1.5%
  #Verizon Communications, Inc...............    904,299     36,515,594             0.9%
   Other Securities..........................                18,578,221             0.4%
                                                         -------------- ---------------
Total Telecommunication Services.............               117,319,549             2.8%
                                                         -------------- ---------------
Utilities -- (3.0%)
   Other Securities..........................               139,271,116             3.4%
                                                         -------------- ---------------
TOTAL COMMON STOCKS..........................             4,028,128,055            97.8%
                                                         -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.9%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares........ 86,468,661     86,468,661             2.1%
                                                         -------------- ---------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                              SHARES/ FACE                  PERCENTAGE
                                                 AMOUNT        VALUE+     OF NET ASSETS**
                                              ------------ -------------- ---------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund...........  540,103,169 $  540,103,169            13.1%
   @Repurchase Agreement, JPMorgan
     Securities LLC 0.21%, 05/01/12
     (Collateralized by $4,834,439 FNMA,
     rates ranging from 2.000% to 6.331%(r),
     maturities ranging from 01/01/19 to
     09/01/45, valued at $4,849,426) to be
     repurchased at $4,693,635............... $      4,694      4,693,608             0.1%
                                                           --------------           -----
TOTAL SECURITIES LENDING COLLATERAL..........                 544,796,777            13.2%
                                                           --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,080,960,089)......................              $4,659,393,493           113.1%
                                                           ==============           =====

Summary of the Porfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  451,975,093           --      -- $  451,975,093
   Consumer Staples..............    437,363,468           --      --    437,363,468
   Energy........................    451,940,995           --      --    451,940,995
   Financials....................    510,276,299           --      --    510,276,299
   Health Care...................    458,958,490           --      --    458,958,490
   Industrials...................    423,467,311           --      --    423,467,311
   Information Technology........    817,494,270           --      --    817,494,270
   Materials.....................    138,977,172           --      --    138,977,172
   Real Estate Investment Trusts.     81,084,292           --      --     81,084,292
   Telecommunication Services....    117,319,549           --      --    117,319,549
   Utilities.....................    139,271,116           --      --    139,271,116
Temporary Cash Investments.......     86,468,661           --      --     86,468,661
Securities Lending Collateral....             -- $544,796,777      --    544,796,777
Futures Contracts**..............      1,751,751           --      --      1,751,751
                                  -------------- ------------  ------ --------------
TOTAL............................ $4,116,348,467 $544,796,777      -- $4,661,145,244
                                  ============== ============  ====== ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA
                                                                                                   INTERNATIONAL   U.S. LARGE
                                                                                                       VALUE        COMPANY
                                                                                                     PORTFOLIO     PORTFOLIO
                                                                                                  --------------  ------------
ASSETS:
Investments in Affiliated Investment Company at Value............................................ $    5,448,977            --
Investments at Value (including $0 and $532,169 of securities on loan, respectively).............             --  $  4,028,128
Temporary Cash Investments at Value & Cost.......................................................             --        86,468
Collateral Received from Securities on Loan at Value & Cost......................................             --         4,694
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................             --       540,103
Cash.............................................................................................             --         4,550
Receivables:
   Dividends and Interest........................................................................             --         4,054
   Securities Lending Income.....................................................................             --            69
   Fund Shares Sold..............................................................................          4,473           862
Prepaid Expenses and Other Assets................................................................             19            44
                                                                                                  --------------  ------------
       Total Assets..............................................................................      5,453,469     4,668,972
                                                                                                  --------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................................................             --       544,797
   Affiliated Investment Company Purchased.......................................................          2,585            --
   Fund Shares Redeemed..........................................................................          1,888         2,949
   Due to Advisor................................................................................            902           255
   Futures Margin Variation......................................................................             --           317
Accrued Expenses and Other Liabilities...........................................................            243           476
                                                                                                  --------------  ------------
       Total Liabilities.........................................................................          5,618       548,794
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    5,447,851  $  4,120,178
                                                                                                  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $6,788 and $0 and shares outstanding of 429,693 and 0,
  respectively................................................................................... $        15.80           N/A
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................    100,000,000           N/A
                                                                                                  ==============  ============
Institutional Class Shares -- based on net assets of $5,441,063 and $4,120,178 and shares
  outstanding of 344,572,131 and 373,358,464, respectively....................................... $        15.79  $      11.04
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  1,500,000,000   900,000,000
                                                                                                  ==============  ============
Investment in Affiliated Investment Company at Cost.............................................. $    5,184,678  $         --
                                                                                                  --------------  ------------
Investments at Cost.............................................................................. $           --  $  2,449,695
                                                                                                  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    6,056,439  $  3,196,072
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........         48,219        10,653
Accumulated Net Realized Gain (Loss).............................................................       (921,897)     (666,732)
Net Unrealized Foreign Exchange Gain (Loss)......................................................            791            --
Net Unrealized Appreciation (Depreciation).......................................................        264,299     1,580,185
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    5,447,851  $  4,120,178
                                                                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                     DFA
                                                                                                INTERNATIONAL  U.S. LARGE
                                                                                                    VALUE       COMPANY
                                                                                                 PORTFOLIO*    PORTFOLIO
                                                                                                -------------  ----------
Investment Income..............................................................................
   Dividends (Net of Foreign Taxes Withheld of $7,177 and $0, respectively)....................      $ 92,860    $ 41,104
   Interest....................................................................................             1          52
   Income from Securities Lending..............................................................         4,672         453
   Expenses Allocated from Affiliated Investment Company.......................................        (6,135)         --
                                                                                                     --------    --------
          Total Investment Income..............................................................        91,398      41,609
                                                                                                     --------    --------
EXPENSES
   Investment Advisory Services Fees...........................................................            --         488
   Administrative Services Fees................................................................         5,275         976
   Accounting & Transfer Agent Fees............................................................            36         210
   Shareholder Servicing Fees -- Class R2 Shares...............................................             8          --
   S&P 500 (R) Fees............................................................................            --          70
   Custodian Fees..............................................................................            --          25
   Filing Fees.................................................................................            83          52
   Shareholders' Reports.......................................................................            73          47
   Directors'/Trustees' Fees & Expenses........................................................            21          15
   Professional Fees...........................................................................            77          82
   Other.......................................................................................            24          22
                                                                                                     --------    --------
          Total Expenses.......................................................................         5,597       1,987
                                                                                                     --------    --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note
     C)........................................................................................            --         (46)
                                                                                                     --------    --------
   Net Expenses................................................................................         5,597       1,941
                                                                                                     --------    --------
   NET INVESTMENT INCOME (LOSS)................................................................        85,801      39,668
                                                                                                     --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment Securities..............................            --         543
   Net Realized Gain (Loss) on:................................................................
       Investment Securities Sold..............................................................        59,905      (7,325)
       Futures.................................................................................            --      10,696
       Foreign Currency Transactions...........................................................          (608)         --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............................................       (94,767)    428,117
       Futures.................................................................................            --      (1,992)
       Translation of Foreign Currency Denominated Amounts.....................................           630          --
                                                                                                     --------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................................................       (34,840)    430,039
                                                                                                     --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $ 50,961    $469,707
                                                                                                     ========    ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                             DFA INTERNATIONAL          U.S. LARGE
                                                                              VALUE PORTFOLIO        COMPANY PORTFOLIO
                                                                          ----------------------  ----------------------
                                                                          SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                                             ENDED      ENDED        ENDED      ENDED
                                                                           APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                                             2012        2011        2012        2011
                                                                          ----------- ----------  ----------- ----------
                                                                          (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   85,801  $  179,582  $   39,668  $   75,394
   Capital Gain Distributions Received from Investment Securities........         --          --         543          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................................     59,905     112,233      (7,325)    (44,142)
       Futures...........................................................         --          --      10,696       2,851
       Foreign Currency Transactions.....................................       (608)        364          --          --
   Change in Unrealized Appreciation (Depreciation) of:..................
       Investment Securities and Foreign Currency........................    (94,767)   (767,465)    428,117     251,680
       Futures...........................................................         --          --      (1,992)      2,298
       Translation of Foreign Currency Denominated Amounts...............        630        (353)         --          --
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................     50,961    (475,639)    469,707     288,081
                                                                          ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares...................................................        (62)       (172)         --          --
       Institutional Class Shares........................................    (59,865)   (172,488)    (39,526)    (74,515)
                                                                          ----------  ----------  ----------  ----------
          Total Distributions............................................    (59,927)   (172,660)    (39,526)    (74,515)
                                                                          ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................................    681,636   1,450,393     326,105     651,122
   Shares Issued in Lieu of Cash Distributions...........................     55,878     162,689      33,980      62,748
   Shares Redeemed.......................................................   (574,122)   (834,167)   (432,101)   (878,396)
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital Share Transactions........    163,392     778,915     (72,016)   (164,526)
                                                                          ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........................    154,426     130,616     358,165      49,040
NET ASSETS
   Beginning of Period...................................................  5,293,425   5,162,809   3,762,013   3,712,973
                                                                          ----------  ----------  ----------  ----------
   End of Period......................................................... $5,447,851  $5,293,425  $4,120,178  $3,762,013
                                                                          ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................     44,110      82,666      31,677      65,475
   Shares Issued in Lieu of Cash Distributions...........................      3,788       9,157       3,420       6,398
   Shares Redeemed.......................................................    (37,388)    (47,291)    (41,893)    (89,099)
   Shares Reduced by Reverse Stock Split (Note G)........................         --          (2)         --          --
                                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and Redeemed........     10,510      44,530      (6,796)    (17,226)
                                                                          ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)..................................................... $   48,219  $   22,345  $   10,653  $   10,511

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                                   CLASS R2 SHARES+
                                                              ----------------------------------------------------

                                                              SIX MONTHS     YEAR      YEAR     YEAR
                                                                 ENDED      ENDED     ENDED    ENDED   PERIOD APRIL 30,
                                                               APRIL 30,   OCT. 31,  OCT. 31, OCT. 31,    2008(a) TO
                                                                 2012        2011      2010     2009    OCT. 31, 2008
                                                              -----------  --------  -------- -------- ----------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period ........................   $15.83      $17.82    $17.13   $13.58      $ 26.31
                                                                ------      ------    ------   ------      -------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................     0.24        0.53      0.37     0.42         0.66
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.11)      (2.00)     1.29     4.10       (11.73)
                                                                ------      ------    ------   ------      -------
   Total from Investment Operations..........................     0.13       (1.47)     1.66     4.52       (11.07)
                                                                ------      ------    ------   ------      -------
Less Distributions
-------------------
  Net Investment Income......................................    (0.16)      (0.52)    (0.97)   (0.97)       (1.66)
  Net Realized Gains.........................................       --          --        --       --           --
                                                                ------      ------    ------   ------      -------
   Total Distributions.......................................    (0.16)      (0.52)    (0.97)   (0.97)       (1.66)
                                                                ------      ------    ------   ------      -------
Net Asset Value, End of Period...............................   $15.80      $15.83    $17.82   $17.13      $ 13.58
                                                                ======      ======    ======   ======      =======
Total Return.................................................     0.89%(C)   (8.53)%   10.60%   34.86%      (44.63)%(C)
                                                                ------      ------    ------   ------      -------
Net Assets, End of Period (thousands)........................   $6,788      $6,102    $4,952   $3,443      $ 3,372
Ratio of Expenses to Average Net Assets (D)                       0.71%(B)    0.71%     0.72%    0.74%        0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........     3.06%(B)    2.97%     2.11%    2.96%        7.47%(B)(E)
                                                                ------      ------    ------   ------      -------

                                                                                          DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                                              INSTITUTIONAL CLASS SHARES
                                                              -------------------------------------------------------------------
                                                                                                                      PERIOD
                                                               SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,
                                                                  ENDED         ENDED       ENDED       ENDED        2007 TO
                                                                APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,
                                                                  2012           2011        2010        2009          2008
                                                              -----------    ----------   ----------  ----------  ----------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period ........................ $    15.83     $    17.81   $    16.46  $    12.54  $    25.51
                                                              ----------     ----------   ----------  ----------  ----------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................       0.25           0.58         0.39        0.40        0.74
  Net Gains (Losses) on Securities (Realized and Unrealized).      (0.11)         (1.99)        1.34        3.92      (12.44)
                                                              ----------     ----------   ----------  ----------  ----------
   Total from Investment Operations..........................       0.14          (1.41)        1.73        4.32      (11.70)
                                                              ----------     ----------   ----------  ----------  ----------
Less Distributions
-------------------
  Net Investment Income......................................      (0.18)         (0.57)       (0.38)      (0.40)      (0.78)
  Net Realized Gains.........................................         --             --           --          --       (0.49)
                                                              ----------     ----------   ----------  ----------  ----------
   Total Distributions.......................................      (0.18)         (0.57)       (0.38)      (0.40)      (1.27)
                                                              ----------     ----------   ----------  ----------  ----------
Net Asset Value, End of Period............................... $    15.79     $    15.83   $    17.81  $    16.46  $    12.54
                                                              ==========     ==========   ==========  ==========  ==========
Total Return.................................................       0.96%(C)      (8.26)%      10.94%      35.11%     (47.96)%(C)
                                                              ----------     ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands)........................ $5,441,063     $5,287,323   $5,157,857  $4,437,846  $3,350,073
Ratio of Expenses to Average Net Assets (D)                         0.45%(B)       0.45%        0.45%       0.46%       0.44%(B)
Ratio of Net Investment Income to Average Net Assets.........       3.27%(B)       3.26%        2.34%       3.00%       3.86%(B)
                                                              ----------     ----------   ----------  ----------  ----------


                                                              -----------------------

                                                                 YEAR        YEAR
                                                                ENDED       ENDED
                                                               NOV. 30,    NOV. 30,
                                                                 2007        2006
                                                              ----------  ----------

Net Asset Value, Beginning of Period ........................     $22.71  $    17.67
                                                              ----------  ----------
Income from Investment Operations
----------------------------------
  Net Investment Income (Loss)(A) ...........................       0.72        0.66
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.09        5.37
                                                              ----------  ----------
   Total from Investment Operations..........................       3.81        6.03
                                                              ----------  ----------
Less Distributions
-------------------
  Net Investment Income......................................      (0.63)      (0.65)
  Net Realized Gains.........................................      (0.38)      (0.34)
                                                              ----------  ----------
   Total Distributions.......................................      (1.01)      (0.99)
                                                              ----------  ----------
Net Asset Value, End of Period...............................    $ 25.51  $    22.71
                                                              ==========  ==========
Total Return.................................................      17.09%      35.39%
                                                              ----------  ----------
Net Assets, End of Period (thousands)........................ $6,262,069  $4,456,059
Ratio of Expenses to Average Net Assets (D)                         0.44%       0.44%
Ratio of Net Investment Income to Average Net Assets.........       2.89%       3.25%
                                                              ----------  ----------

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                       -----------------------------------------------------------------------
                                                        SIX MONTHS       YEAR         YEAR          YEAR         PERIOD
                                                           ENDED        ENDED        ENDED         ENDED      DEC. 1, 2007
                                                         APRIL 30,     OCT. 31,     OCT. 31,      OCT. 31,         TO
                                                           2012          2011         2010          2009      OCT. 31, 2008
                                                       -----------    ----------  ----------    --------     -------------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period.................. $     9.90     $     9.34  $     8.16    $   7.62       $  11.63
                                                       ----------     ----------  ----------    --------       --------
Income from Investment Operations
----------------------------------
 Net Investment Income (Loss) (A).....................       0.11           0.19        0.18        0.18           0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)........................................       1.14           0.56        1.15        0.55          (3.99)
                                                       ----------     ----------  ----------    --------       --------
   Total from Investment Operations...................       1.25           0.75        1.33        0.73          (3.79)
                                                       ----------     ----------  ----------    --------       --------
Less Distributions
------------------
 Net Investment Income................................      (0.11)         (0.19)      (0.15)      (0.19)         (0.22)
                                                       ----------     ----------  ----------    --------       --------
   Total Distributions................................      (0.11)         (0.19)      (0.15)      (0.19)         (0.22)
                                                       ----------     ----------  ----------    --------       --------
Net Asset Value, End of Period........................ $    11.04     $     9.90  $     9.34    $   8.16       $   7.62
                                                       ==========     ==========  ==========    ========       ========
Total Return..........................................      12.70%(C)       8.09%      16.47%      10.07%        (33.10)%(C)
                                                       ----------     ----------  ----------    --------       --------
Net Assets, End of Period (thousands)................. $4,120,178     $3,762,013  $3,712,973    $785,689       $729,218
Ratio of Expenses to Average Net Assets...............       0.10%(B)       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees)..........................       0.10%(B)       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)
Ratio of Net Investment Income to Average Net Assets..       2.04%(B)       1.95%       1.99%       2.53%          2.10%(B)
Portfolio Turnover Rate...............................          1%(C)          4%          1%*       N/A            N/A

                                                       ------------------------
                                                            YEAR          YEAR
                                                           ENDED         ENDED
                                                          NOV. 30,      NOV. 30,
                                                            2007          2006
                                                       ----------     --------

Net Asset Value, Beginning of Period.................. $    11.00     $   9.82
                                                       ----------     --------
Income from Investment Operations
----------------------------------
 Net Investment Income (Loss) (A).....................       0.22         0.19
 Net Gains (Losses) on Securities (Realized and
   Unrealized)........................................       0.62         1.18
                                                       ----------     --------
   Total from Investment Operations...................       0.84         1.37
                                                       ----------     --------
Less Distributions
------------------
 Net Investment Income................................      (0.21)       (0.19)
                                                       ----------     --------
   Total Distributions................................      (0.21)       (0.19)
                                                       ----------     --------
Net Asset Value, End of Period........................ $    11.63     $  11.00
                                                       ==========     ========
Total Return..........................................       7.71%       14.11%
                                                       ----------     --------
Net Assets, End of Period (thousands)................. $1,002,142     $877,405
Ratio of Expenses to Average Net Assets...............       0.10%(D)     0.10%(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees)..........................       0.11%(D)     0.11%(D)
Ratio of Net Investment Income to Average Net Assets..       1.90%        1.90%
Portfolio Turnover Rate...............................        N/A          N/A

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

TARGET                                                                                 VALUE
FUND                            SHARES          ACQUIRING FUND           SHARES    (IN THOUSANDS)
------                        ---------- ----------------------------- ----------- --------------
U.S. Large Company Portfolio             U.S. Large Company
                              83,482,168 Institutional Index Portfolio 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

TARGET                                   UNREALIZED APPRECIATION
FUND                          NET ASSETS     (DEPRECIATION)             ACQUIRING FUND         NET ASSETS
------                        ---------- ----------------------- ----------------------------- ----------
U.S. Large Company Portfolio.                                    U.S. Large Company
                              $2,731,987        $315,984         Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2012, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2012, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio  0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                            PREVIOUSLY
                                                                            RECOVERY       WAIVED FEES/
                                                             EXPENSE     OF PREVIOUSLY   EXPENSES ASSUMED
                                                            LIMITATION    WAIVED FEES/   SUBJECT TO FUTURE
                                                              AMOUNT    EXPENSES ASSUMED     RECOVERY
                                                            ----------  ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1) ..       0.79%               --                --
U.S. Large Company Portfolio (2)...........................       0.10%               --          $    568

(1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.
(2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

            DFA International Value Portfolio................. $140
            U.S. Large Company Portfolio......................  210

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

            Purchases...................................... $ 53,970
            Sales..........................................  162,976

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             INCREASE       INCREASE
                                                            (DECREASE)     (DECREASE)
                                            INCREASE      UNDISTRIBUTED   ACCUMULATED
                                           (DECREASE)     NET INVESTMENT  NET REALIZED
                                         PAID-IN-CAPITAL      INCOME     GAINS (LOSSES)
                                         ---------------  -------------- --------------
DFA International Value Portfolio.......              --            $990        $  (990)
U.S. Large Company Portfolio............        $(11,723)              1         11,722

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                      -------------- ------------- ----------
   DFA International Value Portfolio.
   2010..............................     $  107,409            -- $  107,409
   2011..............................        172,660            --    172,660
   U.S. Large Company Portfolio......
   2010..............................         35,473            --     35,473
   2011..............................         74,515            --     74,515

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                TOTAL NET
                                   NET INVESTMENT                             DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARYFORWARD      LOSSES)
                                   -------------- ------------- ------------  -------------
DFA International Value Portfolio.        $24,411            --    $(981,047)     $(956,636)
U.S. Large Company Portfolio......         10,710            --     (416,033)      (405,323)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                           EXPIRES ON OCTOBER 31,
                                   -----------------------------------------------------------------------
                                    2012   2013    2014   2015     2016    2017    2018    2019    TOTAL
                                   ------ ------- ------ ------- -------- ------- ------- ------- --------
DFA International Value Portfolio.     --      --     --      -- $981,047      --      --      -- $981,047
U.S. Large Company Portfolio...... $5,486 $10,569 $1,944 $86,015  100,024 $87,500 $80,822 $43,673  416,033

   For the year ended October 31, 2011, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $111,607 (in thousands).

   For the year ended October 31, 2011, U.S. Large Company Portfolio had capital loss carryforward expirations of $13,997 (in thousands).

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                NET
                                                                             UNREALIZED
                                    FEDERAL    UNREALIZED    UNREALIZED     APPRECIATION
                                    TAX COST  APPRECIATION (DEPRECIATION)  (DEPRECIATION)
                                   ---------- ------------ --------------  --------------
DFA International Value Portfolio. $5,185,881   $  821,950      $(558,854)     $  263,096
U.S. Large Company Portfolio......  3,409,159    1,775,277       (525,043)      1,250,234

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                                   YEAR
                                                        SIX MONTHS ENDED          ENDED
                                                         APRIL 30, 2012       OCT. 31, 2011
                                                       ------------------  -------------------
                                                         AMOUNT    SHARES    AMOUNT     SHARES
                                                       ---------  -------  ----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------
Class R2 Shares
 Shares Issued........................................ $   1,151       72  $    4,366      246
 Shares Issued in Lieu of Cash Distributions..........        62        4         172        9
 Shares Redeemed......................................      (506)     (32)     (2,617)    (146)
 Shares Reduced by Reverse Stock Split................        --       --          --       (2)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares             $     707       44  $    1,921      107
                                                       =========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $ 680,485   44,038  $1,446,027   82,420
 Shares Issued in Lieu of Cash Distributions..........    55,816    3,784     162,517    9,148
 Shares Redeemed......................................  (573,616) (37,356)   (831,550) (47,145)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 162,685   10,466  $  776,994   44,423
                                                       =========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       APPROXIMATE
                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                              DESCRIPTION      DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              -----------   ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio.   S&P 500 (R)
                                   Index    06/15/2012    265     $ 92,326     $ 1,752     $ 4,550

* During the six months ended April 30, 2012, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $69,445 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Company Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2012 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                         -----------------------
                              LOCATION ON THE STATEMENTS
                                    OF ASSETS AND                EQUITY
                                     LIABILITIES                CONTRACTS
                              -------------------------- -----------------------
                              Payables: Futures
U.S. Large Company Portfolio. Margin Variation                          $  1,752*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the six months ended April 30, 2012:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts. Net Realized Gain (Loss) on: Futures
                   Change in Unrealized Appreciation
                     (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2012 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.            $  10,696

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.            $  (1,992)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

                                WEIGHTED       WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE       AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE  LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              -------------  ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.          0.83%   $ 21,218        5            $ 2        $ 24,616

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2012.

J. SECURITIES LENDING:

   As of April 30, 2012, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

N. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............            2             59%
DFA International Value Portfolio -- Institutional Class Shares.            3             55%
U.S. Large Company Portfolio....................................            2             66%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      11/01/11  04/30/12    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,107.21    0.12%    $0.63
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.27    0.12%    $0.60

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,010.76    0.23%    $1.15
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.72    0.23%    $1.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             11/01/11  04/30/12    RATIO*   PERIOD*
                                                             --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,085.04    0.14%    $0.73
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.17    0.14%    $0.70

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,067.95    0.17%    $0.87
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.02    0.17%    $0.86

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,149.87    0.13%    $0.69
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.22    0.13%    $0.65

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,023.59    0.16%    $0.81
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.07    0.16%    $0.81

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.......................................... $1,000.00 $1,000.00    0.15%    $0.75
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.12    0.15%    $0.75

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return.......................................... $1,000.00 $1,046.84    0.19%    $0.97
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.92    0.19%    $0.96

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,061.59    0.33%    $1.69
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.22    0.33%    $1.66

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

                       Consumer Discretionary.....  16.2%
                       Consumer Staples...........   9.1%
                       Energy.....................  18.0%
                       Financials.................  18.5%
                       Health Care................   9.6%
                       Industrials................  14.5%
                       Information Technology.....   3.7%
                       Materials..................   3.0%
                       Telecommunication Services.   6.6%
                       Utilities..................   0.8%
                                                   -----
                                                   100.0%

                       THE DFA INTERNATIONAL VALUE SERIES

                       Consumer Discretionary.....  12.3%
                       Consumer Staples...........   5.4%
                       Energy.....................  14.3%
                       Financials.................  27.7%
                       Health Care................   1.7%
                       Industrials................  10.8%
                       Information Technology.....   2.8%
                       Materials..................  13.3%
                       Other......................    --
                       Telecommunication Services.   8.3%
                       Utilities..................   3.4%
                                                   -----
                                                   100.0%

                       THE JAPANESE SMALL COMPANY SERIES

                       Consumer Discretionary.....  22.8%
                       Consumer Staples...........   9.8%
                       Energy.....................   1.0%
                       Financials.................  11.0%
                       Health Care................   4.4%
                       Industrials................  27.6%
                       Information Technology.....  11.3%
                       Materials..................  11.5%
                       Telecommunication Services.   0.1%
                       Utilities..................   0.5%
                                                   -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED



                       THE ASIA PACIFIC SMALL COMPANY SERIES

                       Consumer Discretionary.......  21.7%
                       Consumer Staples.............   4.1%
                       Energy.......................   8.0%
                       Financials...................  10.9%
                       Health Care..................   4.9%
                       Industrials..................  23.6%
                       Information Technology.......   4.4%
                       Materials....................  17.0%
                       Other........................    --
                       Telecommunication Services...   1.7%
                       Utilities....................   3.7%
                                                      -----
                                                     100.0%

                       THE CANADIAN SMALL COMPANY SERIES

                       Consumer Discretionary.......  11.7%
                       Consumer Staples.............   3.2%
                       Energy.......................  24.8%
                       Financials...................   8.9%
                       Health Care..................   2.3%
                       Industrials..................  11.8%
                       Information Technology.......   4.9%
                       Materials....................  28.1%
                       Telecommunication Services...   0.5%
                       Utilities....................   3.8%
                                                      -----
                                                     100.0%

                      THE UNITED KINGDOM SMALL COMPANY SERIES

                      Consumer Discretionary.........  22.8%
                      Consumer Staples...............   4.0%
                      Energy.........................   5.1%
                      Financials.....................  13.0%
                      Health Care....................   2.0%
                      Industrials....................  29.5%
                      Information Technology.........  10.9%
                      Materials......................   8.0%
                      Telecommunication Services.....   2.4%
                      Utilities......................   2.3%
                                                       -----
                                                      100.0%
                      THE EMERGING MARKETS SERIES

                      Consumer Discretionary.........   8.6%
                      Consumer Staples...............   9.6%
                      Energy.........................  13.2%
                      Financials.....................  22.1%
                      Health Care....................   1.2%
                      Industrials....................   7.2%
                      Information Technology.........  13.7%
                      Materials......................  12.9%
                      Other..........................    --
                      Telecommunication Services.....   8.0%
                      Utilities......................   3.5%
                                                       -----
                                                      100.0%

                       THE CONTINENTAL SMALL COMPANY SERIES

                       Consumer Discretionary.......  14.0%
                       Consumer Staples.............   7.5%
                       Energy.......................   4.8%
                       Financials...................  17.3%
                       Health Care..................   8.7%
                       Industrials..................  25.5%
                       Information Technology.......  10.2%
                       Materials....................   8.4%
                       Other........................    --
                       Real Estate Investment
                       Trusts.......................    --
                       Telecommunication Services...   1.6%
                       Utilities....................   2.0%
                                                     -----
                                                     100.0%

                       THE EMERGING MARKETS SMALL CAP SERIES

                       Consumer Discretionary.......  18.4%
                       Consumer Staples.............  11.0%
                       Energy.......................   2.2%
                       Financials...................  17.1%
                       Health Care..................   4.4%
                       Industrials..................  17.7%
                       Information Technology.......   9.9%
                       Materials....................  14.6%
                       Other........................    --
                       Real Estate Investment
                       Trusts.......................    --
                       Telecommunication Services...   1.1%
                       Utilities....................   3.6%
                                                     -----
                                                     100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
  #Carnival Corp.............................  2,385,423 $   77,502,393             0.8%
  #CBS Corp. Class B.........................  2,669,115     89,014,985             0.9%
  #Comcast Corp. Class A..................... 10,008,890    303,569,634             3.0%
   Comcast Corp. Special Class A.............  3,843,964    114,665,446             1.1%
 #*Liberty Interactive Corp. Class A.........  3,316,465     62,482,201             0.6%
  #News Corp. Class A........................  9,024,175    176,873,830             1.7%
  #News Corp. Class B........................  3,247,295     64,426,333             0.6%
  #Time Warner Cable, Inc....................  1,921,256    154,565,045             1.5%
   Time Warner, Inc..........................  5,323,159    199,405,536             2.0%
   Other Securities..........................               403,077,907             4.0%
                                                         --------------            ----
Total Consumer Discretionary.................             1,645,583,310            16.2%
                                                         --------------            ----
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co.................  3,155,848     97,294,794             1.0%
   CVS Caremark Corp.........................  6,431,368    286,967,640             2.8%
  #Kraft Foods, Inc. Class A.................  7,128,852    284,227,329             2.8%
   Other Securities..........................               255,898,110             2.5%
                                                         --------------            ----
Total Consumer Staples.......................               924,387,873             9.1%
                                                         --------------            ----
Energy -- (16.7%)
   Anadarko Petroleum Corp...................  2,574,876    188,506,672             1.9%
   Apache Corp...............................  1,155,774    110,884,958             1.1%
  #Chesapeake Energy Corp....................  3,267,150     60,246,246             0.6%
   Chevron Corp..............................  1,669,494    177,901,281             1.8%
   ConocoPhillips............................  5,710,341    409,031,726             4.0%
   Devon Energy Corp.........................  1,088,705     76,046,044             0.8%
   Hess Corp.................................  1,567,373     81,722,828             0.8%
   Marathon Oil Corp.........................  3,625,708    106,378,273             1.0%
   Marathon Petroleum Corp...................  1,791,952     74,563,123             0.7%
   National Oilwell Varco, Inc...............  1,627,065    123,266,444             1.2%
  #Pioneer Natural Resources Co..............    517,832     59,975,302             0.6%
   Valero Energy Corp........................  2,806,975     69,332,282             0.7%
   Other Securities..........................               288,680,430             2.8%
                                                         --------------            ----
Total Energy.................................             1,826,535,609            18.0%
                                                         --------------            ----
Financials -- (17.1%)
   Bank of America Corp...................... 24,999,052    202,742,312             2.0%
   Capital One Financial Corp................  1,092,331     60,602,524             0.6%
  #Citigroup, Inc............................  9,041,167    298,720,158             2.9%
  #CME Group, Inc............................    319,869     85,027,578             0.8%
   JPMorgan Chase & Co.......................  1,496,828     64,333,667             0.6%
  #Loews Corp................................  2,340,216     96,253,084             1.0%
  #MetLife, Inc..............................  4,759,859    171,497,720             1.7%
   Morgan Stanley............................  3,765,813     65,073,249             0.7%
  #Prudential Financial, Inc.................  2,340,342    141,684,305             1.4%
  #SunTrust Banks, Inc.......................  2,564,707     62,271,086             0.6%
   Other Securities..........................               628,839,010             6.2%
                                                         --------------            ----
Total Financials.............................             1,877,044,693            18.5%
                                                         --------------            ----
Health Care -- (8.8%)
   Aetna, Inc................................  1,957,594     86,212,440             0.8%
   Humana, Inc...............................    698,778     56,377,409             0.6%
   Pfizer, Inc............................... 17,815,204    408,502,628             4.0%
   Thermo Fisher Scientific, Inc.............  1,994,284    110,981,905             1.1%
   WellPoint, Inc............................  2,067,263    140,201,777             1.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                           PERCENTAGE
                                                SHARES       VALUE+      OF NET ASSETS**
                                              ---------- --------------- ---------------
Health Care -- (Continued)
   Other Securities..........................            $   165,236,290             1.6%
                                                         --------------- ---------------
Total Health Care............................                967,512,449             9.5%
                                                         --------------- ---------------
Industrials -- (13.4%)
   CSX Corp..................................  6,342,908     141,510,277             1.4%
   General Electric Co....................... 21,867,055     428,156,937             4.2%
  #Norfolk Southern Corp.....................  2,045,548     149,181,816             1.5%
   Northrop Grumman Corp.....................  1,545,282      97,785,445             1.0%
   Tyco International, Ltd...................  1,433,965      80,488,455             0.8%
   Union Pacific Corp........................  2,422,164     272,348,120             2.7%
   Other Securities..........................                300,389,113             2.9%
                                                         --------------- ---------------
Total Industrials............................              1,469,860,163            14.5%
                                                         --------------- ---------------
Information Technology -- (3.5%)
   Other Securities..........................                378,920,592             3.7%
                                                         --------------- ---------------
Materials -- (2.7%)
  #Alcoa, Inc................................  5,357,434      52,127,833             0.5%
   International Paper Co....................  2,299,481      76,595,712             0.7%
   Other Securities..........................                171,903,835             1.7%
                                                         --------------- ---------------
Total Materials..............................                300,627,380             2.9%
                                                         --------------- ---------------
Telecommunication Services -- (6.1%)
   AT&T, Inc................................. 13,051,618     429,528,748             4.2%
  #CenturyLink, Inc..........................  2,300,437      88,704,851             0.9%
  #Verizon Communications, Inc...............  1,811,751      73,158,505             0.7%
   Other Securities..........................                 78,059,153             0.8%
                                                         --------------- ---------------
Total Telecommunication Services.............                669,451,257             6.6%
                                                         --------------- ---------------
Utilities -- (0.8%)
   Other Securities..........................                 82,481,799             0.8%
                                                         --------------- ---------------
TOTAL COMMON STOCKS..........................             10,142,405,125            99.8%
                                                         --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio -- Institutional Shares....... 31,844,654      31,844,654             0.3%
                                                         --------------- ---------------

                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT
                                                                                             ------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund                                                            785,569,107     785,569,107   7.7%
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.21%, 05/01/12 (Collateralized by
     $375,124 FNMA, rates ranging from 2.000% to
     6.331%(r), maturities ranging from 01/01/19
     to 09/01/45, valued at $376,287) to be
     repurchased at $364,198.............................................................    $        364         364,196   0.0%
                                                                                                          --------------- -----
TOTAL SECURITIES LENDING COLLATERAL.........................................................                  785,933,303   7.7%
                                                                                                          --------------- -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,527,670,147).....................................................................              $10,960,183,082 107.8%
                                                                                                          =============== =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 1,645,583,310           --      -- $ 1,645,583,310
   Consumer Staples...........     924,387,873           --      --     924,387,873
   Energy.....................   1,826,535,609           --      --   1,826,535,609
   Financials.................   1,877,044,693           --      --   1,877,044,693
   Health Care................     967,512,449           --      --     967,512,449
   Industrials................   1,469,860,163           --      --   1,469,860,163
   Information Technology.....     378,920,592           --      --     378,920,592
   Materials..................     300,627,380           --      --     300,627,380
   Telecommunication Services.     669,451,257           --      --     669,451,257
   Utilities..................      82,481,799           --      --      82,481,799
Temporary Cash Investments....      31,844,654           --      --      31,844,654
Securities Lending Collateral.              -- $785,933,303      --     785,933,303
                               --------------- ------------ ------- ---------------
TOTAL......................... $10,174,249,779 $785,933,303      -- $10,960,183,082
                               =============== ============ ======= ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
   National Australia Bank, Ltd.............. 1,490,363 $ 38,957,024             0.5%
   Wesfarmers, Ltd........................... 2,578,622   80,973,411             1.1%
   Other Securities..........................            226,937,336             3.2%
                                                        ------------ ---------------
TOTAL AUSTRALIA..............................            346,867,771             4.8%
                                                        ------------ ---------------
AUSTRIA -- (0.3%)
   Other Securities..........................             21,553,007             0.3%
                                                        ------------ ---------------
BELGIUM -- (0.8%)
   Other Securities..........................             62,916,268             0.9%
                                                        ------------ ---------------
CANADA -- (10.6%)
  #Encana Corp............................... 2,051,015   42,957,433             0.6%
  #Goldcorp, Inc............................. 1,677,120   64,225,793             0.9%
  #Manulife Financial Corp................... 4,206,497   57,528,749             0.8%
  #Sun Life Financial, Inc................... 1,513,735   37,113,592             0.5%
   Suncor Energy, Inc........................ 3,486,786  115,173,181             1.6%
  #Teck Resources, Ltd. Class B.............. 1,483,730   55,362,948             0.8%
  #Thomson Reuters Corp...................... 1,832,184   54,751,300             0.7%
  #TransCanada Corp.......................... 1,575,808   69,326,938             1.0%
   Other Securities..........................            383,877,001             5.3%
                                                        ------------ ---------------
TOTAL CANADA.................................            880,316,935            12.2%
                                                        ------------ ---------------
DENMARK -- (1.2%)
   Other Securities..........................            102,335,685             1.4%
                                                        ------------ ---------------
FINLAND -- (0.5%)
   Other Securities..........................             40,320,948             0.6%
                                                        ------------ ---------------
FRANCE -- (7.7%)
  #AXA SA.................................... 4,058,877   57,677,147             0.8%
   BNP Paribas SA............................ 1,248,772   50,399,590             0.7%
   Cie de Saint-Gobain SA.................... 1,039,077   43,626,019             0.6%
   France Telecom SA......................... 3,803,372   52,136,748             0.7%
   GDF Suez SA............................... 2,974,295   68,480,750             1.0%
  #Societe Generale SA....................... 1,558,512   36,896,510             0.5%
  #Vivendi SA................................ 3,567,218   65,981,070             0.9%
   Other Securities..........................            265,365,392             3.7%
                                                        ------------ ---------------
TOTAL FRANCE.................................            640,563,226             8.9%
                                                        ------------ ---------------
GERMANY -- (7.0%)
   Allianz SE................................   330,017   36,810,454             0.5%
   Bayerische Motoren Werke AG...............   660,431   62,814,886             0.9%
   Daimler AG................................ 2,088,586  115,564,409             1.6%
   Deutsche Bank AG.......................... 1,039,440   45,125,200             0.6%
  #Deutsche Telekom AG Sponsored ADR......... 3,099,741   35,337,047             0.5%
  #E.ON AG................................... 2,894,296   65,531,861             0.9%
  #Munchener Rueckversicherungs-Gesellschaft
   AG........................................   395,244   57,409,200             0.8%
   Other Securities..........................            159,791,238             2.2%
                                                        ------------ ---------------
TOTAL GERMANY................................            578,384,295             8.0%
                                                        ------------ ---------------
GREECE -- (0.1%)
   Other Securities..........................              4,120,169             0.1%
                                                        ------------            ----
HONG KONG -- (1.7%)
   Hutchison Whampoa, Ltd.................... 5,618,000   53,856,729             0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                              ---------- -------------- ---------------
HONG KONG -- (Continued)
   Other Securities..........................            $   83,058,768             1.2%
                                                         -------------- ---------------
TOTAL HONG KONG..............................               136,915,497             1.9%
                                                         -------------- ---------------
IRELAND -- (0.2%)
   Other Securities..........................                17,279,741             0.2%
                                                         -------------- ---------------
ISRAEL -- (0.6%)
   Other Securities..........................                47,664,525             0.7%
                                                         -------------- ---------------
ITALY -- (1.2%)
   Other Securities..........................               102,282,841             1.4%
                                                         -------------- ---------------
JAPAN -- (17.4%)
   Mitsubishi Corp...........................  2,411,300     52,257,599             0.7%
   Mitsubishi Heavy Industries, Ltd..........  9,007,000     40,846,959             0.6%
   Mitsubishi UFJ Financial Group, Inc....... 17,167,906     82,431,923             1.2%
   Mitsui & Co., Ltd.........................  2,469,100     38,556,482             0.5%
   Sumitomo Corp.............................  3,241,900     46,071,274             0.6%
  #Toyota Motor Corp. Sponsored ADR..........    673,198     55,054,132             0.8%
   Other Securities..........................             1,131,567,900            15.7%
                                                         -------------- ---------------
TOTAL JAPAN..................................             1,446,786,269            20.1%
                                                         -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                        --             0.0%
                                                         -------------- ---------------
NETHERLANDS -- (2.3%)
   ArcelorMittal NV..........................  2,446,831     42,506,116             0.6%
   Koninklijke Philips Electronics NV........  1,939,039     38,587,673             0.5%
   Other Securities..........................               113,298,898             1.6%
                                                         -------------- ---------------
TOTAL NETHERLANDS............................               194,392,687             2.7%
                                                         -------------- ---------------
NEW ZEALAND -- (0.1%)
   Other Securities..........................                 5,484,801             0.1%
                                                         -------------- ---------------
NORWAY -- (1.0%)
   Other Securities..........................                86,545,255             1.2%
                                                         -------------- ---------------
PORTUGAL -- (0.1%)
   Other Securities..........................                 8,206,069             0.1%
                                                         -------------- ---------------
SINGAPORE -- (1.0%)
   Other Securities..........................                79,091,216             1.1%
                                                         -------------- ---------------
SPAIN -- (1.4%)
   Other Securities..........................               114,294,255             1.6%
                                                         -------------- ---------------
SWEDEN -- (2.6%)
   Nordea Bank AB............................  5,275,564     46,690,917             0.6%
   Other Securities..........................               172,480,053             2.4%
                                                         -------------- ---------------
TOTAL SWEDEN.................................               219,170,970             3.0%
                                                         -------------- ---------------
SWITZERLAND -- (4.5%)
   Holcim, Ltd...............................    886,165     55,272,069             0.8%
  *Swiss Re, Ltd.............................  1,108,107     69,581,447             1.0%
  *UBS AG....................................  3,280,643     40,969,298             0.6%
   Zurich Insurance Group AG.................    225,125     55,156,285             0.7%
   Other Securities..........................               153,704,777             2.1%
                                                         -------------- ---------------
TOTAL SWITZERLAND............................               374,683,876             5.2%
                                                         -------------- ---------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              PERCENTAGE
                                                 SHARES         VALUE++     OF NET ASSETS**
                                              -------------- -------------- ---------------
UNITED KINGDOM -- (19.1%)
   Aviva P.L.C...............................      8,175,916 $   40,920,432             0.6%
   Barclays P.L.C............................     11,591,752     41,038,889             0.6%
   Barclays P.L.C. Sponsored ADR.............      4,327,157     61,618,716             0.9%
   BP P.L.C. Sponsored ADR...................      4,848,222    210,461,317             2.9%
   International Power P.L.C.................      6,455,198     43,665,942             0.6%
   Kingfisher P.L.C..........................     10,285,817     48,507,558             0.7%
  *Lloyds Banking Group P.L.C................     76,981,994     38,640,671             0.5%
   Royal Dutch Shell P.L.C. ADR..............      3,323,210    243,790,686             3.4%
   Vodafone Group P.L.C......................     34,976,333     96,813,260             1.3%
   Vodafone Group P.L.C. Sponsored ADR.......      8,190,343    227,937,246             3.2%
   William Morrison Supermarkets P.L.C.......      8,127,143     37,017,257             0.5%
   Xstrata P.L.C.............................      5,211,952    100,098,296             1.4%
   Other Securities..........................                   396,933,279             5.5%
                                                             -------------- ---------------
TOTAL UNITED KINGDOM.........................                 1,587,443,549            22.1%
                                                             -------------- ---------------
TOTAL COMMON STOCKS..........................                 7,097,619,855            98.6%
                                                             -------------- ---------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Other Securities..........................                    20,410,954             0.3%
                                                             -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   Other Securities..........................                             2             0.0%
                                                             -------------- ---------------

                                                 SHARES/
                                                  FACE
                                                 AMOUNT         VALUE+
                                              -------------- --------------
                                                  (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@DFA Short Term Investment Fund...........  1,174,000,000  1,174,000,000            16.3%
   @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38,
   valued at $200,496) to be repurchased at
   $196,566.................................. $          197        196,565             0.0%
                                                             -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 1,174,196,565            16.3%
                                                             -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)................
  (Cost $7,877,751,800)......................                $8,292,227,376           115.2%
                                                             ==============           =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    4,983,494 $  341,884,277      -- $  346,867,771
   Austria....................             --     21,553,007      --     21,553,007
   Belgium....................      2,576,759     60,339,509      --     62,916,268
   Canada.....................    880,316,935             --      --    880,316,935
   Denmark....................             --    102,335,685      --    102,335,685
   Finland....................      1,505,997     38,814,951      --     40,320,948
   France.....................     25,911,691    614,651,535      --    640,563,226
   Germany....................     84,691,422    493,692,873      --    578,384,295
   Greece.....................             --      4,120,169      --      4,120,169
   Hong Kong..................             --    136,915,497      --    136,915,497
   Ireland....................      5,283,523     11,996,218      --     17,279,741
   Israel.....................      6,184,967     41,479,558      --     47,664,525
   Italy......................     21,219,340     81,063,501      --    102,282,841
   Japan......................    115,375,138  1,331,411,131      --  1,446,786,269
   Malaysia...................             --             --      --             --
   Netherlands................     11,737,570    182,655,117      --    194,392,687
   New Zealand................             --      5,484,801      --      5,484,801
   Norway.....................        289,916     86,255,339      --     86,545,255
   Portugal...................             --      8,206,069      --      8,206,069
   Singapore..................             --     79,091,216      --     79,091,216
   Spain......................      8,765,062    105,529,193      --    114,294,255
   Sweden.....................      9,516,859    209,654,111      --    219,170,970
   Switzerland................     46,723,453    327,960,423      --    374,683,876
   United Kingdom.............    807,957,592    779,485,957      --  1,587,443,549
Preferred Stocks
   Germany....................             --     20,410,954      --     20,410,954
Rights/Warrants
   Spain......................             --              2      --              2
Securities Lending Collateral.             --  1,174,196,565      --  1,174,196,565
                               -------------- -------------- ------- --------------
TOTAL......................... $2,033,039,718 $6,259,187,658      -- $8,292,227,376
                               ============== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (20.7%)
   Aoyama Trading Co., Ltd...................   257,600 $  5,314,739             0.3%
   Autobacs Seven Co., Ltd...................    97,200    4,664,943             0.3%
  *Haseko Corp............................... 6,572,500    4,735,838             0.3%
   Nifco, Inc................................   212,800    5,724,281             0.3%
   Onward Holdings Co., Ltd..................   557,000    4,355,674             0.2%
  *Pioneer Electronic Corp................... 1,050,900    5,303,473             0.3%
   Ryohin Keikaku Co., Ltd...................   103,400    5,613,665             0.3%
   Shimachu Co., Ltd.........................   203,600    4,586,562             0.3%
   Toyobo Co., Ltd........................... 3,695,000    5,030,586             0.3%
   Unipres Corp..............................   141,400    4,443,808             0.3%
   Other Securities..........................            338,872,159            19.6%
                                                        ------------ ---------------
Total Consumer Discretionary.................            388,645,728            22.5%
                                                        ------------ ---------------
Consumer Staples -- (8.8%)
   Nichirei Corp............................. 1,222,000    5,540,850             0.3%
   Sapporo Holdings, Ltd..................... 1,551,000    5,421,477             0.3%
   Takara Holdings, Inc......................   799,000    5,425,555             0.3%
   Tsuruha Holdings, Inc.....................    71,300    4,271,781             0.3%
   Other Securities..........................            145,509,154             8.4%
                                                        ------------ ---------------
Total Consumer Staples.......................            166,168,817             9.6%
                                                        ------------ ---------------
Energy -- (0.9%)
   Other Securities..........................             17,353,115             1.0%
                                                        ------------ ---------------
Financials -- (9.9%)
   Daishi Bank, Ltd. (The)................... 1,416,000    4,412,515             0.3%
   Hyakugo Bank, Ltd. (The).................. 1,045,609    4,341,692             0.2%
   Hyakujishi Bank, Ltd. (The)............... 1,031,000    4,382,610             0.3%
   Juroku Bank, Ltd.......................... 1,350,000    4,249,124             0.2%
   Musashino Bank, Ltd.......................   130,600    4,255,211             0.2%
   Ogaki Kyoritsu Bank, Ltd. (The)........... 1,318,000    4,509,698             0.3%
   San-in Godo Bank, Ltd. (The)..............   696,000    5,004,198             0.3%
  *Tokyo Tatemono Co., Ltd................... 1,726,000    6,373,349             0.4%
   Other Securities..........................            149,389,568             8.7%
                                                        ------------ ---------------
Total Financials.............................            186,917,965            10.9%
                                                        ------------ ---------------
Health Care -- (4.0%)
   Kaken Pharmaceutical Co., Ltd.............   353,000    4,365,666             0.3%
  #Nihon Kohden Corp.........................   168,900    4,926,486             0.3%
   Rohto Pharmaceutical Co., Ltd.............   408,000    5,225,995             0.3%
  #Sawai Pharmaceutical Co., Ltd.............    50,200    5,290,199             0.3%
   Toho Holdings Co., Ltd....................   217,700    4,231,416             0.2%
   Other Securities..........................             51,639,813             3.0%
                                                        ------------ ---------------
Total Health Care............................             75,679,575             4.4%
                                                        ------------ ---------------
Industrials -- (25.0%)
   COMSYS Holdings Corp......................   446,400    4,499,899             0.3%
   Duskin Co., Ltd...........................   222,800    4,313,834             0.2%
   Fujikura, Ltd............................. 1,609,000    5,002,804             0.3%
   Hitachi Zosen Corp........................ 3,511,500    4,727,978             0.3%
 #*Kawasaki Kisen Kaisha, Ltd................ 2,414,000    5,084,740             0.3%
  #Mori Seiki Co., Ltd.......................   433,100    4,316,570             0.2%
  #Nippon Sheet Glass Co., Ltd............... 4,060,000    5,258,558             0.3%
   OKUMA Corp................................   618,000    4,859,394             0.3%
  #OSG Corp..................................   322,000    5,082,316             0.3%
   Sankyu, Inc............................... 1,228,000    4,872,436             0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
Industrials -- (Continued)
   Other Securities..........................              $  421,904,406            24.5%
                                                           -------------- ---------------
Total Industrials............................                 469,922,935            27.3%
                                                           -------------- ---------------
Information Technology -- (10.3%)
   Alps Electric Co., Ltd....................      744,600      6,772,423             0.4%
  #Anritsu Corp..............................      458,000      5,975,759             0.4%
  #Capcom Co., Ltd...........................      224,800      5,133,294             0.3%
   Horiba, Ltd...............................      169,150      5,931,139             0.3%
   IT Holdings Corp..........................      376,801      4,825,108             0.3%
   Net One Systems Co., Ltd..................      398,800      5,440,644             0.3%
  *Oki Electric Industry Co., Ltd............    3,097,000      5,272,140             0.3%
  #Taiyo Yuden Co., Ltd......................      479,400      5,127,204             0.3%
   Other Securities..........................                 148,444,745             8.6%
                                                           -------------- ---------------
Total Information Technology.................                 192,922,456            11.2%
                                                           -------------- ---------------
Materials -- (10.4%)
   Hokuetsu Kishu Paper Co., Ltd.............      862,199      5,518,801             0.3%
   Sumitomo Osaka Cement Co., Ltd............    1,819,000      5,513,885             0.3%
   Toagosei Co., Ltd.........................    1,096,000      4,745,000             0.3%
   Tokai Carbon Co., Ltd.....................      920,000      4,605,214             0.3%
  #Tokuyama Corp.............................    1,585,000      4,955,070             0.3%
   Other Securities..........................                 169,676,287             9.8%
                                                           -------------- ---------------
Total Materials..............................                 195,014,257            11.3%
                                                           -------------- ---------------
Telecommunication Services -- (0.1%)
   Other Securities..........................                   1,804,262             0.1%
                                                           -------------- ---------------
Utilities -- (0.5%)
   Other Securities..........................                   9,169,371             0.5%
                                                           -------------- ---------------
TOTAL COMMON STOCKS..........................               1,703,598,481            98.8%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                     123,722             0.0%
                                                           -------------- ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund...........  176,000,000    176,000,000            10.2%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $86,800) to be repurchased at
     $85,099................................. $         85         85,098             0.0%
                                                           -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 176,085,098            10.2%
                                                           -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)................
  (Cost $1,922,647,272)......................              $1,879,807,301           109.0%
                                                           ============== ===============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..........      -- $  388,645,728      -- $  388,645,728
   Consumer Staples................      --    166,168,817      --    166,168,817
   Energy..........................      --     17,353,115      --     17,353,115
   Financials......................      --    186,917,965      --    186,917,965
   Health Care.....................      --     75,679,575      --     75,679,575
   Industrials.....................      --    469,922,935      --    469,922,935
   Information Technology..........      --    192,922,456      --    192,922,456
   Materials.......................      --    195,014,257      --    195,014,257
   Telecommunication Services......      --      1,804,262      --      1,804,262
   Utilities.......................      --      9,169,371      --      9,169,371
Rights/Warrants....................      --        123,722      --        123,722
Securities Lending Collateral......      --    176,085,098      --    176,085,098
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,879,807,301      -- $1,879,807,301
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (53.0%)
   Adelaide Brighton, Ltd....................  1,932,792 $  6,107,300             0.6%
   Ansell, Ltd...............................    503,479    7,751,084             0.8%
  #Aristocrat Leisure, Ltd...................  2,580,305    8,304,319             0.8%
 #*Aurora Oil & Gas, Ltd.....................  1,265,748    5,419,405             0.5%
   Ausdrill, Ltd.............................  1,466,628    6,215,427             0.6%
   Australian Infrastructure Fund NL.........  3,606,473    8,340,064             0.9%
  #Bank of Queensland, Ltd...................    860,925    6,650,240             0.7%
   Beach Energy, Ltd.........................  5,460,246    7,912,277             0.8%
  *BlueScope Steel, Ltd...................... 13,446,558    5,484,911             0.6%
   Boart Longyear, Ltd.......................  2,638,658   11,371,201             1.2%
   Bradken, Ltd..............................  1,022,589    7,850,379             0.8%
   carsales.com, Ltd.........................  1,220,399    7,275,224             0.7%
   CSR, Ltd..................................  2,491,176    4,505,200             0.5%
  #David Jones, Ltd..........................  3,152,271    8,116,562             0.8%
  *Downer EDI, Ltd...........................  1,857,964    6,935,942             0.7%
   DUET Group................................  4,637,733    8,903,588             0.9%
   DuluxGroup, Ltd...........................  2,167,142    6,963,319             0.7%
   Goodman Fielder, Ltd......................  8,296,037    5,673,840             0.6%
   GrainCorp, Ltd............................    759,612    7,272,752             0.7%
  #Independence Group NL.....................  1,024,848    4,610,704             0.5%
  #Invocare, Ltd.............................    633,106    5,527,566             0.6%
   IOOF Holdings, Ltd........................  1,074,600    6,934,601             0.7%
  #JB Hi-Fi, Ltd.............................    582,072    5,840,368             0.6%
  *Karoon Gas Australia, Ltd.................    667,086    4,436,232             0.4%
  #Kingsgate Consolidated, Ltd...............    770,040    4,940,592             0.5%
  #Medusa Mining, Ltd........................    844,923    5,021,889             0.5%
   Mineral Resources, Ltd....................    377,669    4,665,498             0.5%
  #Monadelphous Group, Ltd...................    319,624    7,689,311             0.8%
   Myer Holdings, Ltd........................  3,564,925    8,690,705             0.9%
   Navitas, Ltd..............................  1,189,617    4,865,080             0.5%
   NRW Holdings, Ltd.........................  1,174,775    4,959,746             0.5%
   OneSteel, Ltd.............................  5,711,238    7,652,068             0.8%
 #*Paladin Energy, Ltd.......................  4,096,983    6,714,584             0.7%
  #Perpetual Trustees Australia, Ltd.........    226,579    5,977,171             0.6%
   Primary Health Care, Ltd..................  1,960,174    5,757,029             0.6%
   Reece Australia, Ltd......................    238,457    4,602,136             0.5%
  *Regis Resources, Ltd......................  1,267,766    5,545,463             0.6%
  *Resolute Mining, Ltd......................  3,133,646    5,456,493             0.6%
  #SAI Global, Ltd...........................  1,180,630    6,439,134             0.7%
   Seek, Ltd.................................    666,916    4,932,239             0.5%
   Spark Infrastructure Group, Ltd...........  5,543,872    8,360,511             0.9%
  *St. Barbara, Ltd..........................  1,946,083    4,612,536             0.5%
   Super Retail Group, Ltd...................  1,291,876   10,391,522             1.1%
  #Transfield Services, Ltd..................  2,133,558    5,031,607             0.5%
   Other Securities..........................             336,021,213            34.5%
                                                         ------------ ---------------
TOTAL AUSTRALIA..............................             622,729,032            64.0%
                                                         ------------ ---------------
CANADA -- (0.1%)
   Other Securities..........................                 743,462             0.1%
                                                         ------------ ---------------
CHINA -- (0.0%)
   Other Securities..........................                 272,562             0.0%
                                                         ------------ ---------------
HONG KONG -- (13.7%)
   Giordano International, Ltd...............  7,162,000    6,217,767             0.7%
   Pacific Basin Shipping, Ltd...............  9,662,000    5,056,217             0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
HONG KONG -- (Continued)
   Other Securities..........................              $  149,776,841            15.4%
                                                           -------------- ---------------
TOTAL HONG KONG..............................                 161,050,825            16.6%
                                                           -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................                       4,263             0.0%
                                                           -------------- ---------------
NEW ZEALAND -- (5.6%)
   Fisher & Paykel Healthcare Corp., Ltd.....    2,987,527      5,420,503             0.6%
   Port of Tauranga, Ltd.....................      528,322      4,965,527             0.5%
   Sky Network Television, Ltd...............    1,006,593      4,486,236             0.5%
   SKYCITY Entertainment Group, Ltd..........    3,227,185     10,127,092             1.0%
   Other Securities..........................                  40,911,929             4.2%
                                                           -------------- ---------------
TOTAL NEW ZEALAND............................                  65,911,287             6.8%
                                                           -------------- ---------------
SINGAPORE -- (9.6%)
   Other Securities..........................                 113,320,189            11.6%
                                                           -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities..........................                       8,865             0.0%
                                                           -------------- ---------------
TOTAL COMMON STOCKS..........................                 964,040,485            99.1%
                                                           -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities..........................                      58,823             0.0%
                                                           -------------- ---------------
HONG KONG -- (0.0%)
   Other Securities..........................                      22,286             0.0%
                                                           -------------- ---------------
SINGAPORE -- (0.0%)
   Other Securities..........................                      16,453             0.0%
                                                           -------------- ---------------
TOTAL RIGHTS/WARRANTS........................                      97,562             0.0%
                                                           -------------- ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@DFA Short Term Investment Fund...........  212,000,000    212,000,000            21.8%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $60,378) to be repurchased at
     $59,194................................. $         59         59,194             0.0%
                                                           -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL..........                 212,059,194            21.8%
                                                           -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,132,401,975)......................              $1,176,197,241           120.9%
                                                           ============== ===============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Australia.......................      -- $  622,729,032      -- $  622,729,032
   Canada..........................      --        743,462      --        743,462
   China...........................      --        272,562      --        272,562
   Hong Kong.......................      --    161,050,825      --    161,050,825
   Malaysia........................      --          4,263      --          4,263
   New Zealand.....................      --     65,911,287      --     65,911,287
   Singapore.......................      --    113,320,189      --    113,320,189
   United Kingdom..................      --          8,865      --          8,865
Rights/Warrants
   Australia.......................      --         58,823      --         58,823
   Hong Kong.......................      --         22,286      --         22,286
   Singapore.......................      --         16,453      --         16,453
Securities Lending Collateral......      --    212,059,194      --    212,059,194
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,176,197,241      -- $1,176,197,241
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (99.3%)
Consumer Discretionary -- (22.6%)
   Aegis Group P.L.C.........................  3,314,004 $  9,561,820             0.7%
  *Berkeley Group Holdings P.L.C. (The)......    517,118   10,752,621             0.8%
   GKN P.L.C.................................  3,414,280   11,292,644             0.8%
   Greene King P.L.C.........................  1,421,372   11,778,569             0.9%
   Inchcape P.L.C............................  1,915,975   11,382,977             0.9%
   Informa P.L.C.............................  2,292,105   15,426,586             1.2%
   ITV P.L.C.................................  8,448,636   11,480,210             0.9%
   Ladbrokes P.L.C...........................  3,578,739   10,422,240             0.8%
   Persimmon P.L.C...........................  1,177,634   12,010,988             0.9%
   Rightmove P.L.C...........................    378,372    9,466,824             0.7%
  *Taylor Wimpey P.L.C....................... 12,262,982   10,002,199             0.7%
   UBM P.L.C.................................    920,989    8,813,896             0.7%
   William Hill P.L.C........................  2,894,680   13,222,456             1.0%
   Other Securities..........................             153,623,532            11.6%
                                                         ------------ ---------------
Total Consumer Discretionary.................             299,237,562            22.6%
                                                         ------------ ---------------
Consumer Staples -- (4.0%)
   Tate & Lyle P.L.C.........................  1,074,000   12,038,743             0.9%
   Other Securities..........................              40,342,941             3.1%
                                                         ------------ ---------------
Total Consumer Staples.......................              52,381,684             4.0%
                                                         ------------ ---------------
Energy -- (5.0%)
  *Afren P.L.C...............................  3,944,497    8,635,726             0.6%
  *John Wood Group P.L.C.....................  1,034,385   13,135,082             1.0%
  *Premier Oil P.L.C.........................  1,895,355   11,534,115             0.9%
   Other Securities..........................              33,277,294             2.5%
                                                         ------------ ---------------
Total Energy.................................              66,582,217             5.0%
                                                         ------------ ---------------
Financials -- (13.0%)
   Aberdeen Asset Management P.L.C...........  2,820,342   12,939,383             1.0%
   Amlin P.L.C...............................  1,918,231   10,273,769             0.8%
   Catlin Group, Ltd.........................  1,357,851    9,302,885             0.7%
   Hiscox, Ltd...............................  1,574,362   10,182,158             0.7%
   IG Group Holdings P.L.C...................  1,317,769    9,901,769             0.7%
   London Stock Exchange Group P.L.C.........    579,642   10,234,019             0.8%
   Provident Financial P.L.C.................    499,581    9,372,750             0.7%
   Other Securities..........................              99,378,068             7.5%
                                                         ------------ ---------------
Total Financials.............................             171,584,801            12.9%
                                                         ------------ ---------------
Health Care -- (2.0%)
   Other Securities..........................              25,992,837             2.0%
                                                         ------------ ---------------
Industrials -- (29.3%)
   Babcock International Group P.L.C.........  1,446,405   19,522,264             1.5%
   Balfour Beatty P.L.C......................  2,850,059   12,077,514             0.9%
   BBA Aviation P.L.C........................  2,792,163    8,954,960             0.7%
   Bodycote P.L.C............................  1,253,236    8,655,246             0.6%
   Cobham P.L.C..............................  3,906,025   14,362,374             1.1%
   Cookson Group P.L.C.......................  1,142,420   13,457,785             1.0%
   IMI P.L.C.................................  1,016,818   16,334,097             1.2%
   Intertek Group P.L.C......................    456,070   18,620,838             1.4%
   Invensys P.L.C............................  2,433,434    8,778,406             0.7%
   Meggitt P.L.C.............................  2,409,961   15,981,325             1.2%
   Melrose P.L.C.............................  1,583,124   11,233,829             0.8%
   Michael Page International P.L.C..........  1,310,832    8,857,530             0.7%
  *Rentokil Initial P.L.C....................  6,788,052    9,547,632             0.7%
   Rotork P.L.C..............................    366,679   13,138,331             1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
Industrials -- (Continued)
   Spirax-Sarco Engineering P.L.C............   320,648 $   12,004,620             0.9%
   Travis Perkins P.L.C......................   922,110     15,731,933             1.2%
   Other Securities..........................              181,415,508            13.7%
                                                        -------------- ---------------
Total Industrials............................              388,674,192            29.3%
                                                        -------------- ---------------
Information Technology -- (10.8%)
   Halma P.L.C............................... 1,549,740     10,191,618             0.7%
  *Imagination Technologies Group P.L.C......   961,901     10,731,597             0.8%
  *Misys P.L.C............................... 1,604,251      9,085,315             0.7%
   Spectris P.L.C............................   515,234     15,775,629             1.2%
   Other Securities..........................               97,868,670             7.4%
                                                        -------------- ---------------
Total Information Technology.................              143,652,829            10.8%
                                                        -------------- ---------------
Materials -- (7.9%)
   Croda International P.L.C.................   508,309     18,410,337             1.4%
   DS Smith P.L.C............................ 4,475,611     12,191,635             0.9%
   Mondi P.L.C............................... 1,236,260     11,495,279             0.9%
   Other Securities..........................               62,474,026             4.7%
                                                        -------------- ---------------
Total Materials..............................              104,571,277             7.9%
                                                        -------------- ---------------
Telecommunication Services -- (2.4%)
  *Inmarsat P.L.C............................ 1,585,110     11,310,909             0.8%
   Other Securities..........................               20,720,899             1.6%
                                                        -------------- ---------------
Total Telecommunication Services.............               32,031,808             2.4%
                                                        -------------- ---------------
Utilities -- (2.3%)
   Drax Group P.L.C.......................... 1,492,564     13,151,706             1.0%
   Pennon Group P.L.C........................ 1,434,955     17,133,247             1.3%
   Other Securities..........................                  255,717             0.0%
                                                        -------------- ---------------
Total Utilities..............................               30,540,670             2.3%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            1,315,249,877            99.2%
                                                        -------------- ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..........................                    9,711             0.0%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                  187,888             0.0%
                                                        -------------- ---------------

                                               SHARES/
                                                FACE
                                               AMOUNT        VALUE+
                                              ---------- --------------
                                                (000)
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@DFA Short Term Investment Fund...........  6,000,000      6,000,000           0.4%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $2,811,775) to be repurchased
     at $2,756,658........................... $    2,757      2,756,642           0.2%
                                                         -------------- -------------
TOTAL SECURITIES LENDING COLLATERAL..........                 8,756,642           0.6%
                                                         -------------- -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,141,647,483)......................            $1,324,204,118          99.8%
                                                         ============== =============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..........      -- $  299,237,562      -- $  299,237,562
   Consumer Staples................      --     52,381,684      --     52,381,684
   Energy..........................      --     66,582,217      --     66,582,217
   Financials......................      --    171,584,801      --    171,584,801
   Health Care.....................      --     25,992,837      --     25,992,837
   Industrials.....................      --    388,674,192      --    388,674,192
   Information Technology..........      --    143,652,829      --    143,652,829
   Materials.......................      --    104,571,277      --    104,571,277
   Telecommunication Services......      --     32,031,808      --     32,031,808
   Utilities.......................      --     30,540,670      --     30,540,670
Preferred Stocks
   Consumer Staples................      --          9,711      --          9,711
Rights/Warrants....................      --        187,888      --        187,888
Securities Lending Collateral......      --      8,756,642      --      8,756,642
                                    ------- -------------- ------- --------------
TOTAL..............................      -- $1,324,204,118      -- $1,324,204,118
                                    ======= ============== ======= ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (80.3%)
AUSTRIA -- (2.0%)
   Other Securities..........................           $ 52,671,225             2.5%
                                                        ------------ ---------------
BELGIUM -- (2.9%)
   Ackermans & van Haaren NV.................   102,814    8,817,758             0.4%
   Other Securities..........................             65,675,941             3.1%
                                                        ------------ ---------------
TOTAL BELGIUM................................             74,493,699             3.5%
                                                        ------------ ---------------
DENMARK -- (2.9%)
   GN Store Nord A.S.........................   803,034    9,009,020             0.4%
  *Topdanmark A.S............................    53,386    9,159,428             0.5%
   Other Securities..........................             57,142,541             2.7%
                                                        ------------ ---------------
TOTAL DENMARK................................             75,310,989             3.6%
                                                        ------------ ---------------
FINLAND -- (5.7%)
  #Elisa Oyj.................................   494,801   11,158,479             0.5%
   KCI Konecranes Oyj........................   245,559    7,480,806             0.4%
   Orion Oyj Series B........................   344,811    7,033,700             0.3%
   Outotec Oyj...............................   163,942    8,828,275             0.4%
   Yit Oyj...................................   414,815    8,914,555             0.4%
   Other Securities..........................            104,236,994             5.0%
                                                        ------------ ---------------
TOTAL FINLAND................................            147,652,809             7.0%
                                                        ------------ ---------------
FRANCE -- (9.0%)
   Arkema SA.................................   100,646    8,926,181             0.4%
   Gemalto NV................................   100,369    7,476,909             0.4%
  #Havas SA.................................. 1,237,226    7,002,843             0.3%
   Remy Cointreau SA.........................    71,810    8,008,279             0.4%
   Societe BIC SA............................    64,009    7,050,792             0.3%
   Valeo SA..................................   149,480    7,351,139             0.4%
   Zodiac Aerospace SA.......................    73,650    8,104,728             0.4%
   Other Securities..........................            181,530,886             8.6%
                                                        ------------ ---------------
TOTAL FRANCE.................................            235,451,757            11.2%
                                                        ------------ ---------------
GERMANY -- (11.9%)
 #*Aareal Bank AG............................   423,110    8,172,145             0.4%
   Aurubis AG................................   153,470    8,541,664             0.4%
   Bilfinger Berger SE.......................    83,683    7,656,315             0.4%
  #Fuchs Petrolub AG.........................   139,623    7,790,815             0.4%
   MTU Aero Engines Holding AG...............   133,417   11,241,302             0.5%
   Rheinmetall AG............................   126,838    7,127,545             0.3%
   Rhoen-Klinikum AG.........................   406,308   11,434,061             0.5%
 #*SGL Carbon SE.............................   229,387   10,484,139             0.5%
   Symrise AG................................   330,233    9,570,836             0.5%
   Other Securities..........................            227,268,689            10.8%
                                                        ------------ ---------------
TOTAL GERMANY................................            309,287,511            14.7%
                                                        ------------ ---------------
GREECE -- (1.7%)
   Other Securities..........................             44,724,383             2.1%
                                                        ------------ ---------------
IRELAND -- (2.7%)
   DCC P.L.C.................................   308,989    7,813,596             0.4%
   Dragon Oil P.L.C.......................... 1,051,459    9,944,849             0.5%
   Paddy Power P.L.C.........................   180,573   11,787,740             0.5%
   Other Securities..........................             40,235,214             1.9%
                                                        ------------ ---------------
TOTAL IRELAND................................             69,781,399             3.3%
                                                        ------------ ---------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
ISRAEL -- (2.2%)
   Other Securities..........................           $   56,498,400             2.7%
                                                        -------------- ---------------
ITALY -- (6.4%)
  #Banca Popolare di Sondrio Scarl........... 1,122,536      7,563,379             0.4%
   Prysmian SpA..............................   653,038     10,637,244             0.5%
   Other Securities..........................              148,657,496             7.0%
                                                        -------------- ---------------
TOTAL ITALY..................................              166,858,119             7.9%
                                                        -------------- ---------------
NETHERLANDS -- (4.3%)
   Aalberts Industries NV....................   403,971      7,752,781             0.4%
  #ASM International NV......................   205,174      7,263,574             0.3%
  #Imtech NV.................................   304,306      8,605,181             0.4%
   Nutreco NV................................   152,966     11,117,129             0.5%
   SBM Offshore NV...........................   380,277      6,922,206             0.3%
   Other Securities..........................               70,607,576             3.4%
                                                        -------------- ---------------
TOTAL NETHERLANDS............................              112,268,447             5.3%
                                                        -------------- ---------------
NORWAY -- (2.9%)
   Other Securities..........................               74,892,102             3.6%
                                                        -------------- ---------------
PORTUGAL -- (0.8%)
   Other Securities..........................               21,194,376             1.0%
                                                        -------------- ---------------
SPAIN -- (3.9%)
   Viscofan SA...............................   185,838      8,411,849             0.4%
   Other Securities..........................               93,481,680             4.4%
                                                        -------------- ---------------
TOTAL SPAIN..................................              101,893,529             4.8%
                                                        -------------- ---------------
SWEDEN -- (8.4%)
   Castellum AB..............................   585,573      7,414,723             0.4%
   Elekta AB Series B........................   174,406      8,820,215             0.4%
  *Lundin Petroleum AB.......................   355,036      7,067,087             0.3%
   Meda AB Series A..........................   831,147      8,219,556             0.4%
   Trelleborg AB Series B....................   970,775     11,131,201             0.5%
   Other Securities..........................              174,959,017             8.3%
                                                        -------------- ---------------
TOTAL SWEDEN.................................              217,611,799            10.3%
                                                        -------------- ---------------
SWITZERLAND -- (12.6%)
   Aryzta AG.................................   234,309     11,802,736             0.6%
  *Clariant AG...............................   699,758      8,908,753             0.4%
  *Dufry AG..................................    65,162      8,849,964             0.4%
  #Galenica Holding AG.......................    18,828     12,849,335             0.6%
   GAM Holding AG............................   780,910     10,039,056             0.5%
   Helvetia Holding AG.......................    22,754      8,161,346             0.4%
   Lonza Group AG............................   154,508      6,971,610             0.3%
  *PSP Swiss Property AG.....................   148,327     13,329,434             0.6%
   Sulzer AG.................................    61,232      8,818,601             0.4%
  #Swiss Life Holding AG.....................    99,751     10,203,294             0.5%
   Other Securities..........................              229,459,144            10.9%
                                                        -------------- ---------------
TOTAL SWITZERLAND............................              329,393,273            15.6%
                                                        -------------- ---------------
TOTAL COMMON STOCKS..........................            2,089,983,817            99.1%
                                                        -------------- ---------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
   Other Securities..........................                  199,447             0.0%
                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
   Other Securities..........................                    2,102             0.0%
                                                        -------------- ---------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                               SHARES        VALUE++     OF NET ASSETS**
                                                             ------------ -------------- ---------------
DENMARK -- (0.0%)
  Other Securities..........................................              $       27,858             0.0%
                                                                          -------------- ---------------
FRANCE -- (0.0%)
  Other Securities..........................................                         821             0.0%
                                                                          -------------- ---------------
GERMANY -- (0.0%)
  Other Securities..........................................                          --             0.0%
                                                                          -------------- ---------------
PORTUGAL -- (0.1%)
  Other Securities..........................................                     991,437             0.1%
                                                                          -------------- ---------------
SWITZERLAND -- (0.0%)
  Other Securities..........................................                          67             0.0%
                                                                          -------------- ---------------
TOTAL RIGHTS/WARRANTS.......................................                   1,022,285             0.1%
                                                                          -------------- ---------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT        VALUE+
                                                             ------------ --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (19.6%)
(S)@DFA Short Term Investment Fund..........................  510,000,000    510,000,000            24.2%
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $967,183) to be repurchased at $948,225................ $        948        948,219             0.0%
                                                                          -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 510,948,219            24.2%
                                                                          -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,636,410,543).....................................              $2,602,153,768           123.4%
                                                                          ============== ===============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Austria....................         -- $   52,671,225      -- $   52,671,225
   Belgium....................         --     74,493,699      --     74,493,699
   Denmark....................         --     75,310,989      --     75,310,989
   Finland....................         --    147,652,809      --    147,652,809
   France.....................         --    235,451,757      --    235,451,757
   Germany....................         --    309,287,511      --    309,287,511
   Greece.....................         --     44,724,383      --     44,724,383
   Ireland....................         --     69,781,399      --     69,781,399
   Israel..................... $1,655,134     54,843,266      --     56,498,400
   Italy......................         --    166,858,119      --    166,858,119
   Netherlands................         --    112,268,447      --    112,268,447
   Norway.....................         --     74,892,102      --     74,892,102
   Portugal...................         --     21,194,376      --     21,194,376
   Spain......................         --    101,893,529      --    101,893,529
   Sweden.....................         --    217,611,799      --    217,611,799
   Switzerland................         --    329,393,273      --    329,393,273
Preferred Stocks
   Sweden.....................         --        199,447      --        199,447
Rights/Warrants
   Belgium....................         --          2,102      --          2,102
   Denmark....................         --         27,858      --         27,858
   France.....................         --            821      --            821
   Germany....................         --             --      --             --
   Portugal...................         --        991,437      --        991,437
   Switzerland................         --             67      --             67
Securities Lending Collateral.         --    510,948,219      --    510,948,219
                               ---------- -------------- ------- --------------
TOTAL......................... $1,655,134 $2,600,498,634      -- $2,602,153,768
                               ========== ============== ======= ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (77.8%)
Consumer Discretionary -- (9.1%)
   Astral Media, Inc. Class A................   197,447 $  9,757,921             1.3%
   Cineplex, Inc.............................   222,359    6,770,824             0.9%
  #Corus Entertainment, Inc. Class B.........   304,900    7,518,716             1.0%
   Groupe Aeroplan, Inc......................   696,151    8,949,858             1.2%
 #*Imax Corp.................................   260,537    6,237,485             0.8%
   Quebecor, Inc. Class B....................   111,093    4,366,798             0.6%
  #RONA, Inc.................................   677,175    7,266,341             1.0%
   Other Securities..........................             35,146,867             4.8%
                                                        ------------ ---------------
Total Consumer Discretionary.................             86,014,810            11.6%
                                                        ------------ ---------------
Consumer Staples -- (2.5%)
   Maple Leaf Foods, Inc.....................   375,500    4,907,329             0.7%
   Other Securities..........................             18,931,038             2.5%
                                                        ------------ ---------------
Total Consumer Staples.......................             23,838,367             3.2%
                                                        ------------ ---------------
Energy -- (19.3%)
 #*BlackPearl Resources, Inc................. 1,106,385    4,972,769             0.7%
  *Flint Energy Services, Ltd................   189,506    4,778,655             0.6%
  *Gran Tierra Energy, Inc................... 1,003,351    6,469,956             0.9%
  *Legacy Oil & Gas, Inc.....................   523,090    4,564,494             0.6%
   Mullen Group, Ltd.........................   292,057    6,326,892             0.8%
 #*Petrobank Energy & Resources, Ltd.........   410,065    5,877,937             0.8%
   Petrominerales, Ltd.......................   330,464    4,833,937             0.6%
   ShawCor, Ltd. Class A.....................   222,500    7,196,310             1.0%
   Veresen, Inc..............................   278,043    4,247,273             0.6%
   Other Securities..........................            133,750,601            18.1%
                                                        ------------ ---------------
Total Energy.................................            183,018,824            24.7%
                                                        ------------ ---------------
Financials -- (6.9%)
   AGF Management, Ltd. Class B..............   334,079    4,616,266             0.6%
  #Canadian Western Bank.....................   271,572    7,887,231             1.1%
   Davis & Henderson Corp....................   235,099    4,507,542             0.6%
  #Home Capital Group, Inc...................   120,600    5,867,324             0.8%
   Laurentian Bank of Canada.................   102,700    4,577,498             0.6%
   MI Developments, Inc......................   182,598    6,454,747             0.9%
   TMX Group, Inc............................   231,476   10,567,968             1.4%
   Other Securities..........................             21,297,970             2.9%
                                                        ------------ ---------------
Total Financials.............................             65,776,546             8.9%
                                                        ------------ ---------------
Health Care -- (1.8%)
  #Nordion, Inc..............................   464,108    4,237,743             0.6%
   Other Securities..........................             12,330,736             1.6%
                                                        ------------ ---------------
Total Health Care............................             16,568,479             2.2%
                                                        ------------ ---------------
Industrials -- (9.1%)
   Progressive Waste Solutions, Ltd..........   209,167    4,537,580             0.6%
  #Ritchie Brothers Auctioneers, Inc.........   244,637    5,175,799             0.7%
  #Russel Metals, Inc........................   244,400    6,707,176             0.9%
  #Stantec, Inc..............................   174,795    5,710,011             0.8%
  #Toromont Industries, Ltd..................   291,567    6,534,690             0.9%
   TransForce, Inc...........................   314,697    5,692,803             0.8%
 #*Westport Innovations, Inc.................   189,501    5,946,784             0.8%
   Other Securities..........................             46,231,424             6.2%
                                                        ------------ ---------------
Total Industrials............................             86,536,267            11.7%
                                                        ------------ ---------------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE++    OF NET ASSETS**
                                              ------------ ------------ ---------------
Information Technology -- (3.8%)
  *Celestica, Inc............................      854,007 $  7,650,921        1.0%
   MacDonald Dettweiler & Associates, Ltd....      120,853    5,488,147        0.8%
   Other Securities..........................                23,200,415        3.1%
                                                           ------------      -----
Total Information Technology.................                36,339,483        4.9%
                                                           ------------      -----
Materials -- (21.9%)
  #Alamos Gold, Inc..........................      423,220    7,745,931        1.0%
 #*AuRico Gold, Inc..........................      967,321    8,891,304        1.2%
  *B2Gold Corp...............................    1,310,750    4,949,231        0.7%
  *Canfor Corp...............................      396,255    4,340,213        0.6%
  *First Majestic Silver Corp................      400,683    6,303,198        0.9%
   HudBay Minerals, Inc......................      697,766    7,346,021        1.0%
  #Major Drilling Group International, Inc...      319,200    4,791,958        0.7%
  *Neo Material Technologies, Inc............      414,300    4,567,219        0.6%
 #*NovaGold Resources, Inc...................      845,155    6,091,516        0.8%
   Pan American Silver Corp..................      320,761    6,237,613        0.8%
   SEMAFO, Inc...............................      956,185    4,859,087        0.7%
  #Sherritt International Corp...............    1,571,926    8,990,618        1.2%
   West Fraser Timber Co., Ltd...............      135,316    5,949,055        0.8%
   Other Securities..........................               126,089,753       17.0%
                                                           ------------      -----
Total Materials..............................               207,152,717       28.0%
                                                           ------------      -----
Telecommunication Services -- (0.4%)
   Other Securities..........................                 3,389,649        0.5%
                                                           ------------      -----
Utilities -- (3.0%)
   Capital Power Corp........................      235,321    5,579,003        0.7%
   Just Energy Group, Inc....................      553,878    7,283,368        1.0%
   Northland Power, Inc......................      281,985    5,038,250        0.7%
   Other Securities..........................                10,202,401        1.4%
                                                           ------------      -----
Total Utilities..............................                28,103,022        3.8%
                                                           ------------      -----
TOTAL COMMON STOCKS..........................               736,738,164       99.5%
                                                           ------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..........................                    11,035        0.0%
                                                           ------------      -----

                                                SHARES/
                                                 FACE
                                                AMOUNT       VALUE+
                                              ------------ ------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (22.2%)
(S)@DFA Short Term Investment Fund...........  210,000,000  210,000,000       28.4%
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.21%, 05/01/12
   (Collateralized by FHLMC 2.765%(r),
   07/01/36 & FNMA 2.230%(r), 08/01/38,
   valued at $804,524) to be repurchased at
   $788,754.................................. $        789      788,749        0.1%
                                                           ------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........               210,788,749       28.5%
                                                           ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,003,196,299)......................              $947,537,948      128.0%
                                                           ============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuaton inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Consumer Discretionary..... $ 86,014,810           --      -- $ 86,014,810
    Consumer Staples...........   23,838,367           --      --   23,838,367
    Energy.....................  183,018,824           --      --  183,018,824
    Financials.................   65,776,546           --      --   65,776,546
    Health Care................   16,568,479           --      --   16,568,479
    Industrials................   86,536,267           --      --   86,536,267
    Information Technology.....   36,339,483           --      --   36,339,483
    Materials..................  207,094,072 $     58,645      --  207,152,717
    Telecommunication Services.    3,389,649           --      --    3,389,649
    Utilities..................   28,103,022           --      --   28,103,022
 Rights/Warrants...............           --       11,035      --       11,035
 Securities Lending Collateral.           --  210,788,749      --  210,788,749
                                ------------ ------------ ------- ------------
 TOTAL......................... $736,679,519 $210,858,429      -- $947,537,948
                                ============ ============ ======= ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
COMMON STOCKS -- (85.2%)
ARGENTINA -- (0.0%)
   Other Securities.............................            $         --         0.0%
                                                            ------------     -------
BRAZIL -- (5.9%)
   BRF--Brasil Foods SA ADR.....................    594,060   10,948,526         0.4%
   Petroleo Brasilerio SA ADR...................  1,114,189   26,228,009         0.9%
  #Vale SA Sponsored ADR........................    834,273   18,520,861         0.7%
   Other Securities.............................             123,364,606         4.4%
                                                            ------------     -------
TOTAL BRAZIL....................................             179,062,002         6.4%
                                                            ------------     -------
CHILE -- (1.9%)
   Other Securities.............................              55,744,793         2.0%
                                                            ------------     -------
CHINA -- (13.9%)
   Bank of China, Ltd. Series H................. 48,700,100   20,279,780         0.7%
   China Construction Bank Corp. Series H....... 34,837,590   27,080,269         1.0%
   China Life Insurance Co., Ltd. ADR...........    323,770   12,937,849         0.5%
   China Mobile, Ltd. Sponsored ADR.............    797,772   44,148,702         1.6%
   China Petroleum & Chemical Corp. ADR.........    106,449   11,227,176         0.4%
   China Shenhua Energy Co., Ltd. Series H......  2,191,000    9,675,568         0.3%
  #CNOOC, Ltd. ADR..............................    104,300   22,075,095         0.8%
   Industrial & Commercial Bank of China, Ltd.
     Series H................................... 37,226,185   24,686,592         0.9%
   PetroChina Co., Ltd. ADR.....................    141,210   21,014,872         0.7%
   Tencent Holdings, Ltd........................    700,600   21,935,413         0.8%
   Other Securities.............................             203,039,332         7.2%
                                                            ------------     -------
TOTAL CHINA.....................................             418,100,648        14.9%
                                                            ------------     -------
COLOMBIA -- (0.5%)
   Other Securities.............................              13,526,504         0.5%
                                                            ------------     -------
CZECH REPUBLIC -- (0.4%)
   Other Securities.............................              13,102,849         0.5%
                                                            ------------     -------
EGYPT -- (0.1%)
   Other Securities.............................               3,543,656         0.1%
                                                            ------------     -------
HUNGARY -- (0.4%)
   Other Securities.............................              11,143,498         0.4%
                                                            ------------     -------
INDIA -- (7.7%)
   HDFC Bank, Ltd...............................  1,530,370   15,759,729         0.6%
   ICICI Bank, Ltd. Sponsored ADR...............    306,356   10,382,405         0.4%
   Infosys, Ltd.................................    214,112    9,928,308         0.3%
   ITC, Ltd.....................................  2,298,662   10,699,022         0.4%
   Reliance Industries, Ltd.....................  1,432,266   20,202,207         0.7%
   Tata Consultancy Services, Ltd...............    481,215   11,380,070         0.4%
   Other Securities.............................             152,234,637         5.4%
                                                            ------------     -------
TOTAL INDIA.....................................             230,586,378         8.2%
                                                            ------------     -------
INDONESIA -- (2.8%)
   PT Astra International Tbk...................  1,995,561   15,367,354         0.5%
   Other Securities.............................              70,120,377         2.5%
                                                            ------------     -------
TOTAL INDONESIA.................................              85,487,731         3.0%
                                                            ------------     -------
ISRAEL -- (0.0%)
   Other Securities.............................                      19         0.0%
                                                            ------------     -------
MALAYSIA -- (3.6%)
   CIMB Group Holdings Berhad...................  3,992,654    9,756,875         0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
   Other Securities.............................            $ 98,684,002         3.5%
                                                            ------------     -------
TOTAL MALAYSIA..................................             108,440,877         3.9%
                                                            ------------     -------
MEXICO -- (5.6%)
   America Movil S.A.B. de C.V. Series L........ 33,690,314   45,003,356         1.6%
   Fomento Economico Mexicano S.A.B. de C.V.....  2,109,900   17,135,512         0.6%
  #Grupo Mexico S.A.B. de C.V. Series B.........  3,938,416   12,136,391         0.4%
   Wal-Mart de Mexico S.A.B. de C.V. Series V...  6,153,180   17,596,103         0.6%
   Other Securities.............................              77,335,308         2.8%
                                                            ------------     -------
TOTAL MEXICO....................................             169,206,670         6.0%
                                                            ------------     -------
PERU -- (0.5%)
   Other Securities.............................              14,320,940         0.5%
                                                            ------------     -------
PHILIPPINES -- (1.0%)
   Other Securities.............................              28,954,647         1.0%
                                                            ------------     -------
POLAND -- (1.3%)
   Other Securities.............................              39,031,170         1.4%
                                                            ------------     -------
RUSSIA -- (4.2%)
   Gazprom OAO Sponsored ADR....................  4,226,507   48,951,667         1.7%
   Lukoil OAO Sponsored ADR.....................    376,321   23,151,730         0.8%
   MMC Norilsk Nickel JSC ADR...................    532,268    9,468,893         0.3%
   Rosneft Oil Co. GDR..........................  1,491,147   10,677,377         0.4%
   Other Securities.............................              35,159,134         1.3%
                                                            ------------     -------
TOTAL RUSSIA....................................             127,408,801         4.5%
                                                            ------------     -------
SOUTH AFRICA -- (7.6%)
   MTN Group, Ltd...............................  1,584,640   27,223,049         1.0%
   Naspers, Ltd. Series N.......................    304,989   18,368,740         0.7%
   Sasol, Ltd. Sponsored ADR....................    621,195   29,463,279         1.0%
   Standard Bank Group, Ltd.....................    948,719   13,925,268         0.5%
   Other Securities.............................             140,665,815         5.0%
                                                            ------------     -------
TOTAL SOUTH AFRICA..............................             229,646,151         8.2%
                                                            ------------     -------
SOUTH KOREA -- (13.8%)
   Hyundai Heavy Industries Co., Ltd............     39,020    9,696,474         0.4%
   Hyundai Mobis................................     53,070   14,348,373         0.5%
   Hyundai Motor Co., Ltd.......................    106,999   25,259,284         0.9%
   Kia Motors Corp..............................    224,568   16,478,573         0.6%
   POSCO........................................     46,060   15,258,688         0.5%
   Samsung Electronics Co., Ltd.................     69,482   85,043,282         3.0%
   Samsung Electronics Co., Ltd. GDR............     49,372   30,128,714         1.1%
   Other Securities.............................             220,743,407         7.9%
                                                            ------------     -------
TOTAL SOUTH KOREA...............................             416,956,795        14.9%
                                                            ------------     -------
TAIWAN -- (10.2%)
   Formosa Chemicals & Fiber Co., Ltd...........  3,322,445    9,589,751         0.3%
   Formosa Plastics Corp........................  4,070,648   11,513,425         0.4%
   Hon Hai Precision Industry Co., Ltd..........  6,378,096   19,150,133         0.7%
   Nan Ya Plastic Corp..........................  5,377,564   11,033,718         0.4%
   Taiwan Semiconductor Manufacturing Co., Ltd.. 19,090,808   56,425,489         2.0%
   Other Securities.............................             200,573,325         7.2%
                                                            ------------     -------
TOTAL TAIWAN....................................             308,285,841        11.0%
                                                            ------------     -------
THAILAND -- (2.4%)
   Other Securities.............................              73,722,861         2.6%
                                                            ------------     -------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                             SHARES        VALUE++     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
TURKEY -- (1.4%)
   Other Securities.......................................................              $   43,149,079         1.5%
                                                                                        --------------     -------
TOTAL COMMON STOCKS.......................................................               2,569,421,910        91.5%
                                                                                        --------------     -------
PREFERRED STOCKS -- (7.1%)
BRAZIL -- (6.9%)
   Banco Bradesco SA......................................................    1,656,632     26,420,593         0.9%
   Cia de Bebidas das Americas SA ADR.....................................      622,039     26,113,197         0.9%
   Itau Unibanco Holding SA...............................................    1,765,700     27,706,155         1.0%
   Petroleo Brasilerio SA ADR.............................................    1,618,850     35,873,716         1.3%
   Vale SA................................................................    1,412,691     30,571,311         1.1%
   Other Securities.......................................................                  61,913,382         2.2%
                                                                                        --------------     -------
TOTAL BRAZIL..............................................................                 208,598,354         7.4%
                                                                                        --------------     -------
CHILE -- (0.2%)
   Other Securities.......................................................                   5,320,187         0.2%
                                                                                        --------------     -------
TOTAL PREFERRED STOCKS....................................................                 213,918,541         7.6%
                                                                                        --------------     -------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.......................................................                           8         0.0%
                                                                                        --------------     -------
THAILAND -- (0.0%)
   Other Securities.......................................................                      42,585         0.0%
                                                                                        --------------     -------
TOTAL RIGHTS/WARRANTS.....................................................                      42,593         0.0%
                                                                                        --------------     -------

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT        VALUE+
                                                                           ------------ --------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@DFA Short Term Investment Fund........................................  231,000,000    231,000,000         8.2%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $837,156) to be repurchased at $820,746.......... $        821        820,741         0.1%
                                                                                        --------------     -------
TOTAL SECURITIES LENDING COLLATERAL.......................................                 231,820,741         8.3%
                                                                                        --------------     -------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,890,395,399)....................................................              $3,015,203,785       107.4%
                                                                                        ==============     =======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --     --              --
   Brazil..................... $179,062,002             --     --  $  179,062,002
   Chile......................   55,744,793             --     --      55,744,793
   China......................  127,688,809 $  290,411,839     --     418,100,648
   Colombia...................   13,526,504             --     --      13,526,504
   Czech Republic.............           --     13,102,849     --      13,102,849
   Egypt......................           --      3,543,656     --       3,543,656
   Hungary....................           --     11,143,498     --      11,143,498
   India......................   22,500,718    208,085,660     --     230,586,378
   Indonesia..................       44,143     85,443,588     --      85,487,731
   Israel.....................           --             19     --              19
   Malaysia...................           --    108,440,877     --     108,440,877
   Mexico.....................  169,199,278          7,392     --     169,206,670
   Peru.......................   14,320,940             --     --      14,320,940
   Philippines................           --     28,954,647     --      28,954,647
   Poland.....................           --     39,031,170     --      39,031,170
   Russia.....................    2,008,285    125,400,516     --     127,408,801
   South Africa...............   48,133,559    181,512,592     --     229,646,151
   South Korea................   11,786,422    405,170,373     --     416,956,795
   Taiwan.....................    8,954,214    299,331,627     --     308,285,841
   Thailand...................   73,722,861             --     --      73,722,861
   Turkey.....................      641,076     42,508,003     --      43,149,079
Preferred Stocks
   Brazil.....................  208,598,354             --     --     208,598,354
   Chile......................    5,320,187             --     --       5,320,187
Rights/Warrants
   Brazil.....................           --              8     --               8
   Thailand...................           --         42,585     --          42,585
Securities Lending Collateral.           --    231,820,741     --     231,820,741
                               ------------ -------------- ------  --------------
TOTAL......................... $941,252,145 $2,073,951,640     --  $3,015,203,785
                               ============ ============== ======  ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
COMMON STOCKS -- (90.6%)
ARGENTINA -- (0.0%)
   Other Securities..........................            $         --         0.0%
                                                         ------------     -------
BRAZIL -- (8.9%)
   Anhanguera Educacional Participacoes SA...    520,845    6,891,226         0.3%
   Cia de Saneamento de Minas Gerais-Copasa
     SA......................................    287,721    6,739,628         0.3%
   Cia Hering SA.............................    340,090    8,444,487         0.3%
   Diagnosticos da America SA................    855,441    6,125,840         0.2%
   Duratex SA................................    920,162    5,406,612         0.2%
   Energias do Brazil SA.....................    899,806    6,273,600         0.3%
   Localiza Rent a Car SA....................    397,002    6,789,741         0.3%
   Lojas Renner SA...........................    273,700    8,697,117         0.3%
   PDG Realty SA Empreendimentos e
     Participacoes...........................  2,990,624    7,028,825         0.3%
   Raia Drogasil SA..........................    652,675    6,978,211         0.3%
   Sul America SA............................    710,007    5,833,074         0.2%
   Totvs SA..................................    453,100    8,795,058         0.3%
   Other Securities..........................             161,627,028         6.3%
                                                         ------------     -------
TOTAL BRAZIL.................................             245,630,447         9.6%
                                                         ------------     -------
CHILE -- (1.4%)
   Other Securities..........................              37,347,409         1.5%
                                                         ------------     -------
CHINA -- (13.7%)
   China Yurun Food Group, Ltd...............  4,855,000    6,165,530         0.3%
   Sino-Ocean Land Holdings, Ltd............. 11,976,054    5,554,987         0.2%
   Other Securities..........................             366,521,481        14.3%
                                                         ------------     -------
TOTAL CHINA..................................             378,241,998        14.8%
                                                         ------------     -------
HUNGARY -- (0.1%)
   Other Securities..........................               2,047,623         0.1%
                                                         ------------     -------
INDIA -- (7.5%)
   Other Securities..........................             205,571,846         8.0%
                                                         ------------     -------
INDONESIA -- (4.9%)
   PT AKR Corporindo Tbk..................... 12,025,200    5,383,620         0.2%
   PT Lippo Karawaci Tbk..................... 78,355,312    7,061,372         0.3%
   Other Securities..........................             123,604,124         4.8%
                                                         ------------     -------
TOTAL INDONESIA..............................             136,049,116         5.3%
                                                         ------------     -------
ISRAEL -- (0.0%)
   Other Securities..........................                 424,530         0.0%
                                                         ------------     -------
MALAYSIA -- (5.2%)
   Other Securities..........................             143,597,844         5.6%
                                                         ------------     -------
MEXICO -- (3.1%)
   Arca Continental S.A.B. de C.V............  3,053,562   15,532,765         0.6%
  *Industrias CH S.A.B. de C.V. Series B.....  1,191,908    5,407,802         0.2%
   Other Securities..........................              64,951,632         2.6%
                                                         ------------     -------
TOTAL MEXICO.................................              85,892,199         3.4%
                                                         ------------     -------
PHILIPPINES -- (2.2%)
   Universal Robina Corp.....................  3,594,015    5,521,960         0.2%
   Other Securities..........................              54,077,104         2.1%
                                                         ------------     -------
TOTAL PHILIPPINES............................              59,599,064         2.3%
                                                         ------------     -------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                 --------- -------------- ---------------
POLAND -- (1.8%)
   Other Securities.............................           $   49,834,442         1.9%
                                                           --------------     -------
SOUTH AFRICA -- (8.2%)
   AECI, Ltd....................................   495,730      5,678,651         0.2%
   Aveng, Ltd................................... 1,789,905      9,123,898         0.3%
   AVI, Ltd..................................... 1,114,620      6,884,241         0.3%
   Clicks Group, Ltd............................ 1,119,781      6,751,531         0.3%
   JD Group, Ltd................................   983,807      6,189,984         0.2%
   Mr. Price Group, Ltd.........................   535,957      7,209,065         0.3%
  *Murray & Roberts Holdings, Ltd............... 2,030,019      7,453,617         0.3%
   Nampak, Ltd.................................. 2,360,530      6,840,454         0.3%
   Pretoria Portland Cement Co., Ltd............ 2,197,019      8,739,079         0.3%
  #PSG Group, Ltd...............................   742,484      5,648,609         0.2%
   Reunert, Ltd.................................   796,596      7,376,755         0.3%
 #*Sappi, Ltd................................... 2,011,862      7,299,674         0.3%
   Spar Group, Ltd. (The).......................   622,477      9,735,654         0.4%
   Tongaat-Hulett, Ltd..........................   629,016      8,491,680         0.3%
   Other Securities.............................              122,979,253         4.8%
                                                           --------------     -------
TOTAL SOUTH AFRICA..............................              226,402,145         8.8%
                                                           --------------     -------
SOUTH KOREA -- (13.8%)
   BS Financial Group, Inc......................   567,620      5,812,288         0.2%
   Cheil Worldwide, Inc.........................   380,705      6,606,016         0.3%
   DGB Financial Group, Inc.....................   507,673      5,909,426         0.2%
  #Hotel Shilla Co., Ltd........................   137,488      6,412,780         0.3%
   Hyosung Corp.................................   102,462      5,215,039         0.2%
   Hyundai Marine & Fire Insurance Co., Ltd.....   258,860      6,616,965         0.3%
  *Korea Investment Holdings Co., Ltd...........   161,460      5,539,689         0.2%
   Macquarie Korea Infrastructure Fund.......... 1,232,751      6,039,827         0.2%
  *Mando Corp...................................    52,791      8,407,030         0.3%
   ORION Corp...................................     7,607      6,024,751         0.2%
  #Samsung Techwin Co., Ltd.....................   112,863      6,864,773         0.3%
   Shinsegae Co., Ltd...........................    31,431      6,885,701         0.3%
   Woongjin Coway Co., Ltd......................   216,350      6,913,199         0.3%
  *Woori Investment & Securities Co., Ltd.......   578,522      5,667,723         0.2%
   Other Securities.............................              291,783,554        11.4%
                                                           --------------     -------
TOTAL SOUTH KOREA...............................              380,698,761        14.9%
                                                           --------------     -------
TAIWAN -- (13.4%)
   Other Securities.............................              370,031,188        14.4%
                                                           --------------     -------
THAILAND -- (3.7%)
   Other Securities.............................              101,172,960         4.0%
                                                           --------------     -------
TURKEY -- (2.7%)
   Other Securities.............................               75,070,300         2.9%
                                                           --------------     -------
TOTAL COMMON STOCKS.............................            2,497,611,872        97.5%
                                                           --------------     -------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.2%)
   Eletropaulo Metropolitana Eletricidade de
     Sao Paulo SA...............................   707,800     10,827,819         0.4%
  *Klabin SA.................................... 1,412,700      6,759,082         0.3%
   Marcopolo SA................................. 1,021,700      5,499,379         0.2%
   Other Securities.............................               38,134,778         1.5%
                                                           --------------     -------
TOTAL BRAZIL....................................               61,221,058         2.4%
                                                           --------------     -------
INDIA -- (0.0%)
   Other Securities.............................                  107,371         0.0%
                                                           --------------     -------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                         PERCENTAGE
                                                                             SHARES        VALUE++     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.......................................................              $      168,678             0.0%
                                                                                        -------------- ---------------
PHILIPPINES -- (0.0%)
   Other Securities.......................................................                          --             0.0%
                                                                                        -------------- ---------------
TOTAL PREFERRED STOCKS....................................................                  61,497,107             2.4%
                                                                                        -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities.......................................................                      10,737             0.0%
                                                                                        -------------- ---------------
INDIA -- (0.0%)
   Other Securities.......................................................                      22,559             0.0%
                                                                                        -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities.......................................................                       8,123             0.0%
                                                                                        -------------- ---------------
SOUTH KOREA -- (0.0%)
   Other Securities.......................................................                      43,215             0.0%
                                                                                        -------------- ---------------
THAILAND -- (0.0%)
   Other Securities.......................................................                     192,110             0.0%
                                                                                        -------------- ---------------
TURKEY -- (0.0%)
   Other Securities.......................................................                     346,240             0.0%
                                                                                        -------------- ---------------
TOTAL RIGHTS/WARRANTS.....................................................                     622,984             0.0%
                                                                                        -------------- ---------------

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT        VALUE+
                                                                           ------------ --------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund........................................  197,000,000    197,000,000             7.7%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r), 07/01/36 & FNMA 2.230%(r),
     08/01/38, valued at $720,703) to be repurchased at $706,576.......... $        707        706,572             0.0%
                                                                                        -------------- ---------------
TOTAL SECURITIES LENDING COLLATERAL.......................................                 197,706,572             7.7%
                                                                                        -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,390,373,864)...................................................              $2,757,438,535           107.6%
                                                                                        ============== ===============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --     --              --
   Brazil..................... $245,601,951 $       28,496     --  $  245,630,447
   Chile......................   37,347,409             --     --      37,347,409
   China......................       72,115    378,169,883     --     378,241,998
   Hungary....................           --      2,047,623     --       2,047,623
   India......................    1,011,510    204,560,336     --     205,571,846
   Indonesia..................           --    136,049,116     --     136,049,116
   Israel.....................           --        424,530     --         424,530
   Malaysia...................           --    143,597,844     --     143,597,844
   Mexico.....................   85,609,845        282,354     --      85,892,199
   Philippines................           --     59,599,064     --      59,599,064
   Poland.....................           --     49,834,442     --      49,834,442
   South Africa...............           --    226,402,145     --     226,402,145
   South Korea................           --    380,698,761     --     380,698,761
   Taiwan.....................           --    370,031,188     --     370,031,188
   Thailand...................  101,075,299         97,661     --     101,172,960
   Turkey.....................           --     75,070,300     --      75,070,300
Preferred Stocks
   Brazil.....................   61,184,065         36,993     --      61,221,058
   India......................           --        107,371     --         107,371
   Malaysia...................           --        168,678     --         168,678
   Philippines................           --             --     --              --
Rights/Warrants
   Brazil.....................       10,737             --     --          10,737
   India......................           --         22,559     --          22,559
   Malaysia...................           --          8,123     --           8,123
   South Korea................           --         43,215     --          43,215
   Thailand...................           --        192,110     --         192,110
   Turkey.....................           --        346,240     --         346,240
Securities Lending Collateral.           --    197,706,572     --     197,706,572
                               ------------ -------------- ------  --------------
TOTAL......................... $531,912,931 $2,225,525,604     --  $2,757,438,535
                               ============ ============== ======  ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                          THE U.S.      THE DFA    THE JAPANESE THE ASIA PACIFIC
                                                                          LARGE CAP  INTERNATIONAL    SMALL          SMALL
                                                                            VALUE        VALUE       COMPANY        COMPANY
                                                                           SERIES       SERIES        SERIES         SERIES
                                                                         ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including $767,016, $1,116,551, $161,481 and
  $183,687 of securities on loan, respectively)......................... $10,142,405  $7,118,031    $1,703,722     $  964,138
Temporary Cash Investments at Value & Cost..............................      31,845          --            --             --
Collateral Received from Securities on Loan at Value & Cost.............         364         197            85             59
Affiliated Collateral Received from Securities on Loan at Value & Cost..     785,569   1,174,000       176,000        212,000
Foreign Currencies at Value.............................................          --      24,978           789          9,622
Cash....................................................................          --      18,001         1,564             --
Receivables:
   Investment Securities Sold...........................................      23,112      19,106         1,538            506
   Dividends, Interest and Tax Reclaims.................................       9,932      39,352        18,619          1,918
   Securities Lending Income............................................         604       2,958           236            325
   Fund Shares Sold.....................................................       1,481       2,585            --            229
Unrealized Gain on Foreign Currency Contracts...........................          --          25            --              4
Prepaid Expenses and Other Assets.......................................          14         188             3              1
                                                                         -----------  ----------    ----------     ----------
       Total Assets.....................................................  10,995,326   8,399,421     1,902,556      1,188,802
                                                                         -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     785,933   1,174,197       176,085        212,059
   Investment Securities Purchased......................................      41,572      27,304         1,399          3,452
   Fund Shares Redeemed.................................................         778         399            --             --
   Due to Advisor.......................................................         844       1,191           143             81
   Loan Payable.........................................................          --          --            --             60
Unrealized Loss on Foreign Currency Contracts...........................          --           9            --              4
Accrued Expenses and Other Liabilities..................................         504         412            58             72
                                                                         -----------  ----------    ----------     ----------
       Total Liabilities................................................     829,631   1,203,512       177,685        215,728
                                                                         -----------  ----------    ----------     ----------
NET ASSETS.............................................................. $10,165,695  $7,195,909    $1,724,871     $  973,074
                                                                         ===========  ==========    ==========     ==========
Investments at Cost..................................................... $ 7,709,892  $6,703,555    $1,746,562     $  920,343
                                                                         ===========  ==========    ==========     ==========
Foreign Currencies at Cost.............................................. $        --  $   24,804    $      784     $    9,598
                                                                         ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                   THE UNITED     THE       THE
                                                                    KINGDOM   CONTINENTAL CANADIAN    THE     THE EMERGING
                                                                     SMALL       SMALL     SMALL    EMERGING    MARKETS
                                                                    COMPANY     COMPANY   COMPANY   MARKETS    SMALL CAP
                                                                     SERIES     SERIES     SERIES   SERIES*     SERIES*
                                                                   ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $8,132, $484,086, $199,711,
  $275,325 and $199,719 of securities on loan, respectively)...... $1,315,447 $2,091,206  $736,749 $2,783,383  $2,559,732
Collateral Received from Securities on Loan at Value & Cost.......      2,757        948       789        821         707
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................      6,000    510,000   210,000    231,000     197,000
Foreign Currencies at Value.......................................      2,468      8,956     1,397      3,077      13,942
Cash..............................................................        866        454       270     21,566       4,283
Receivables:
   Investment Securities Sold.....................................        152        773     6,312        162       1,312
   Dividends and Tax Reclaims.....................................      7,389      7,307       778      7,095       6,137
   Securities Lending Income......................................         22      1,357       181        452         496
   Fund Shares Sold...............................................         30          7        --      2,078         653
Unrealized Gain on Foreign Currency Contracts.....................         --         --        --         --           5
Prepaid Expenses and Other Assets.................................          2          4         2          4          99
                                                                   ---------- ----------  -------- ----------  ----------
       Total Assets...............................................  1,335,133  2,621,012   956,478  3,049,638   2,784,366
                                                                   ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................      8,757    510,948   210,789    231,821     197,707
   Investment Securities Purchased................................         --      1,410     5,428      9,865      23,043
   Fund Shares Redeemed...........................................         --         --        --        139          --
   Due to Advisor.................................................        108        174        61        233         408
Unrealized Loss on Foreign Currency Contracts.....................         --         --        --         --           1
Accrued Expenses and Other Liabilities............................         51        121       125        332          77
                                                                   ---------- ----------  -------- ----------  ----------
       Total Liabilities..........................................      8,916    512,653   216,403    242,390     221,236
                                                                   ---------- ----------  -------- ----------  ----------
NET ASSETS........................................................ $1,326,217 $2,108,359  $740,075 $2,807,248  $2,563,130
                                                                   ========== ==========  ======== ==========  ==========
Investments at Cost............................................... $1,132,891 $2,125,462  $792,408 $1,658,575  $2,192,667
                                                                   ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost........................................ $    2,426 $    8,916  $  1,406 $    3,061  $   13,911
                                                                   ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     THE ASIA
                                                THE U.S.     THE DFA    THE JAPANESE PACIFIC
                                                LARGE CAP INTERNATIONAL    SMALL      SMALL
                                                  VALUE       VALUE       COMPANY    COMPANY
                                                 SERIES      SERIES        SERIES     SERIES
                                                --------- ------------- ------------ --------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $0, $9,473, $1,493 and $403,
     respectively)............................. $103,969    $ 122,522     $ 19,895   $14,853
   Interest....................................       12            1           --        --
   Income from Securities Lending..............    5,560        6,168        1,257     1,606
                                                --------- ------------- ------------ --------
       Total Investment Income.................  109,541      128,691       21,152    16,459
                                                --------- ------------- ------------ --------
EXPENSES
   Investment Advisory Services Fees...........    4,868        6,964          805       458
   Accounting & Transfer Agent Fees............      458          333           86        55
   Custodian Fees..............................       50          628          163       217
   Shareholders' Reports.......................       24           18            4         2
   Directors'/Trustees' Fees & Expenses........       38           28            6         4
   Professional Fees...........................      189           84           17        11
   Other.......................................       56           53           10         7
                                                --------- ------------- ------------ --------
       Total Expenses..........................    5,683        8,108        1,091       754
                                                --------- ------------- ------------ --------
   Fees Paid Indirectly........................       --          (10)          (3)       (2)
                                                --------- ------------- ------------ --------
   Net Expenses................................    5,683        8,098        1,088       752
                                                --------- ------------- ------------ --------
   NET INVESTMENT INCOME (LOSS)................  103,858      120,593       20,064    15,707
                                                --------- ------------- ------------ --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:................
     Investment Securities Sold................  223,634       99,828        7,185    41,529
     Foreign Currency Transactions.............       --         (798)        (160)       14
   Change in Unrealized Appreciation
     (Depreciation) of:........................
     Investment Securities and Foreign
       Currency................................  667,097     (142,403)     105,686     4,655
     Translation of Foreign Currency
       Denominated Amounts.....................       --          843          892      (123)
                                                --------- ------------- ------------ --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....  890,731      (42,530)     113,603    46,075
                                                --------- ------------- ------------ --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................... $994,589    $  78,063     $133,667   $61,782
                                                ========= ============= ============ ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                  THE UNITED     THE
                                                   KINGDOM   CONTINENTAL THE CANADIAN    THE      THE EMERGING
                                                    SMALL       SMALL       SMALL      EMERGING     MARKETS
                                                   COMPANY     COMPANY     COMPANY     MARKETS     SMALL CAP
                                                    SERIES     SERIES       SERIES      SERIES       SERIES
                                                  ---------- ----------- ------------ --------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $1, $3,744, $1,525, $2,288 and
     $1,532, respectively).......................  $ 18,094    $25,733     $  6,764   $ 22,386      $ 18,459
   Interest......................................        --          2           --         --            --
   Income from Securities Lending................       133      4,895        1,057      2,375         2,547
                                                   --------    -------     --------   --------      --------
          Total Investment Income................    18,227     30,630        7,821     24,761        21,006
                                                   --------    -------     --------   --------      --------
EXPENSES
   Investment Advisory Services Fees.............       591        991          367      1,304         2,108
   Accounting & Transfer Agent Fees..............        67        104           46        132           109
   Custodian Fees................................        51        395          104        896         1,111
   Shareholders' Reports.........................         3          6            2          6             5
   Directors'/Trustees' Fees & Expenses..........         4          8            3         10             8
   Professional Fees.............................        13         27            9         60            79
   Other.........................................         8         15            4         19            14
                                                   --------    -------     --------   --------      --------
          Total Expenses.........................       737      1,546          535      2,427         3,434
                                                   --------    -------     --------   --------      --------
   Fees Paid Indirectly..........................        (2)        (4)          (1)       (12)          (11)
                                                   --------    -------     --------   --------      --------
   Net Expenses..................................       735      1,542          534      2,415         3,423
                                                   --------    -------     --------   --------      --------
   NET INVESTMENT INCOME (LOSS)..................    17,492     29,088        7,287     22,346        17,583
                                                   --------    -------     --------   --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..................
       Investment Securities Sold................     1,604      2,498       22,372     21,313        58,454
       Futures...................................        --         --           --         --          (389)
       Foreign Currency Transactions.............       (47)      (115)         147       (468)**     (1,287)**
   Change in Unrealized Appreciation
     (Depreciation) of:..........................
       Investment Securities and Foreign
         Currency................................   154,250     18,419      (29,936)    83,318        55,510
       Translation of Foreign Currency
         Denominated Amounts.....................        73       (216)          (7)       (34)          (80)
                                                   --------    -------     --------   --------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......   155,880     20,586       (7,424)   104,129       112,208
                                                   --------    -------     --------   --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................  $173,372    $49,674     $   (137)  $126,475      $129,791
                                                   ========    =======     ========   ========      ========

--------
** Net of foreign capital gain taxes withheld of $13 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE U.S.                  THE DFA               THE JAPANESE
                                                         LARGE CAP VALUE        INTERNATIONAL VALUE         SMALL COMPANY
                                                             SERIES                    SERIES                  SERIES
                                                    ------------------------  -----------------------  ----------------------
                                                    SIX MONTHS       YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                                       ENDED        ENDED        ENDED       ENDED        ENDED      ENDED
                                                     APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                                       2012          2011        2012         2011        2012        2011
                                                    -----------  -----------  ----------- -----------  ----------- ----------
                                                    (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   103,858  $   168,852  $  120,593  $   254,173  $   20,064  $   29,896
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................     223,634      387,017      99,828      161,341       7,185      17,637
       Futures.....................................          --      (12,646)         --           --          --          --
       Foreign Currency Transactions...............          --           --        (798)         506        (160)         93
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     667,097      (74,679)   (142,403)  (1,021,735)    105,686      66,983
       Translation of Foreign Currency
         Denominated Amounts.......................          --           --         843         (517)        892        (598)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................     994,589      468,544      78,063     (606,232)    133,667     114,011
                                                    -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...................................     251,235    1,230,772     362,469      900,473     214,842     212,545
   Withdrawals.....................................    (415,236)  (1,180,609)   (200,530)    (257,967)   (126,453)    (35,341)
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...............    (164,001)      50,163     161,939      642,506      88,389     177,204
                                                    -----------  -----------  ----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................     830,588      518,707     240,002       36,274     222,056     291,215
NET ASSETS
   Beginning of Period.............................   9,335,107    8,816,400   6,955,907    6,919,633   1,502,815   1,211,600
                                                    -----------  -----------  ----------  -----------  ----------  ----------
   End of Period................................... $10,165,695  $ 9,335,107  $7,195,909  $ 6,955,907  $1,724,871  $1,502,815
                                                    ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE ASIA PACIFIC      THE UNITED KINGDOM        THE CONTINENTAL
                                                             SMALL COMPANY           SMALL COMPANY           SMALL COMPANY
                                                                 SERIES                 SERIES                  SERIES
                                                         ---------------------  ----------------------  ----------------------
                                                         SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                            ENDED      ENDED       ENDED      ENDED        ENDED      ENDED
                                                          APRIL 30,   OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                                            2012        2011       2012        2011        2012        2011
                                                         ----------- ---------  ----------- ----------  ----------- ----------
                                                         (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).........................  $ 15,707   $  36,987  $   17,492  $   42,984  $   29,088  $   61,832
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................    41,529      71,818       1,604      18,980       2,498      66,872
       Futures..........................................        --          --          --          --          --        (287)
       Foreign Currency Transactions....................        14         521         (47)         33        (115)       (576)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................     4,655    (158,023)    154,250     (66,130)     18,419    (377,057)
       Translation of Foreign Currency
         Denominated Amounts............................      (123)        109          73          53        (216)         52
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    61,782     (48,588)    173,372      (4,080)     49,674    (249,164)
                                                          --------   ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions........................................    67,061      80,765      38,857     125,970      75,437     225,654
   Withdrawals..........................................   (62,503)    (60,581)    (19,857)    (24,739)    (18,515)    (47,211)
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest....................     4,558      20,184      19,000     101,231      56,922     178,443
                                                          --------   ---------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets......................................    66,340     (28,404)    192,372      97,151     106,596     (70,721)
NET ASSETS
   Beginning of Period..................................   906,734     935,138   1,133,845   1,036,694   2,001,763   2,072,484
                                                          --------   ---------  ----------  ----------  ----------  ----------
   End of Period........................................  $973,074   $ 906,734  $1,326,217  $1,133,845  $2,108,359  $2,001,763
                                                          ========   =========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               THE CANADIAN                                         THE EMERGING
                                               SMALL COMPANY            THE EMERGING              MARKETS SMALL CAP
                                                  SERIES               MARKETS SERIES                  SERIES
                                           --------------------  ------------------------    ------------------------
                                           SIX MONTHS    YEAR     SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                              ENDED     ENDED        ENDED        ENDED          ENDED        ENDED
                                            APRIL 30,  OCT. 31,    APRIL 30,     OCT. 31,      APRIL 30,     OCT. 31,
                                              2012       2011        2012          2011          2012          2011
                                           ----------- --------  -----------   ----------    -----------   ----------
                                           (UNAUDITED)            (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...........  $  7,287   $ 13,890  $   22,346    $   62,989    $   17,583    $   46,175
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........    22,372     38,405      21,313       103,456        58,454        29,751
       Futures............................        --         --          --            --          (389)           --
       Foreign Currency
         Transactions.....................       147       (110)       (468)**     (1,120)**     (1,287)**     (1,286)**
   Change in Unrealized
     Appreciation (Depreciation)
     of:..................................
       Investment Securities and
         Foreign Currency.................   (29,936)   (68,747)     83,318      (330,512)       55,510      (364,541)
       Translation of Foreign
         Currency Denominated
         Amounts..........................        (7)         4         (34)         (115)          (80)          (32)
   Change in Deferred Thailand
     Capital Gains Tax....................        --         --          --         4,428            --         3,997
                                            --------   --------  ----------    ----------    ----------    ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................      (137)   (16,558)    126,475      (160,874)      129,791      (285,936)
                                            --------   --------  ----------    ----------    ----------    ----------
Transactions in Interest:
   Contributions..........................    11,500    130,949     329,764       341,207       598,828       472,662
   Withdrawals............................    (7,550)   (41,851)    (88,972)     (269,845)      (40,415)     (193,156)
                                            --------   --------  ----------    ----------    ----------    ----------
          Net Increase (Decrease)
            from Transactions in
            Interest......................     3,950     89,098     240,792        71,362       558,413       279,506
                                            --------   --------  ----------    ----------    ----------    ----------
          Total Increase
            (Decrease) in Net
            Assets........................     3,813     72,540     367,267       (89,512)      688,204        (6,430)
NET ASSETS
   Beginning of Period....................   736,262    663,722   2,439,981     2,529,493     1,874,926     1,881,356
                                            --------   --------  ----------    ----------    ----------    ----------
   End of Period..........................  $740,075   $736,262  $2,807,248    $2,439,981    $2,563,130    $1,874,926
                                            ========   ========  ==========    ==========    ==========    ==========

--------
** Net of foreign capital gain taxes withheld of $13, $903, $87 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  THE U.S. LARGE CAP VALUE SERIES+
                                   ---------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                     SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                        2012           2011        2010        2009          2008           2007         2006
-                                  -----------     ----------   ----------  ----------  ----------      -----------   ----------
                                     (UNAUDITED)
Total Return......................       10.72%(C)       5.69%       19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period
  (thousands)..................... $10,165,695     $9,335,107   $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average Net
  Assets..........................        0.12%(B)       0.12%        0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment Income to
  Average Net Assets..............        2.15%(B)       1.79%        2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate...........           6%(C)         14%          28%         29%         19%(C)            9%          13%

                                                                THE DFA INTERNATIONAL VALUE SERIES+
                                   ---------------------------------------------------------------------------------------------
                                                                                            PERIOD
                                     SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                        ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                      APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                        2012           2011        2010        2009          2008           2007         2006
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
                                     (UNAUDITED)
Total Return......................        1.08%(C)      (8.04)%      11.13%      35.41%     (47.87)%(C)       17.32%       35.73%
                                   -----------     ----------   ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period
  (thousands)..................... $ 7,195,909     $6,955,907   $6,919,633  $6,191,964  $4,700,337      $ 9,638,721   $7,457,252
Ratio of Expenses to Average Net
  Assets..........................        0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)                             0.23%(B)       0.23%        0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Net Investment Income to
  Average Net Assets..............        3.48%(B)       3.47%        2.55%       3.22%       4.15%(B)         3.04%        3.29%
Portfolio Turnover Rate...........           8%(C)          9%          20%         18%         16%(C)           16%           8%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                 THE JAPANESE SMALL COMPANY SERIES
                                   -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                     APRIL 30,      OCT. 31,    OCT 31,     OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                       2012           2011        2010        2009          2008           2007         2006
                                   -----------    ----------   ----------  ----------  ----------      ----------   ----------
                                    (UNAUDITED)
Total Return......................       8.50%(C)      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%
                                   ----------     ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands)..................... $1,724,871     $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722
Ratio of Expenses to Average Net
  Assets..........................       0.14%(B)       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)                            0.14%(B)       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Net Investment Income to
  Average Net Assets..............       2.51%(B)       2.07%        1.95%       2.15%       2.64%(B)        1.94%        1.68%
Portfolio Turnover Rate...........          2%(C)          5%          10%          7%         10%(C)           9%           9%

                                                               THE ASIA PACIFIC SMALL COMPANY SERIES
                                   -------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                       2012           2011        2010        2009          2008           2007         2006
                                   -----------    ----------   ----------  ----------  ----------      ----------   ----------
                                    (UNAUDITED)
Total Return......................       6.80%(C)      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%
                                   ----------     ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period
  (thousands)..................... $  973,074     $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627
Ratio of Expenses to Average Net
  Assets..........................       0.17%(B)       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
Indirectly).......................       0.17%(B)       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Net Investment Income to
  Average Net Assets..............       3.45%(B)       3.78%        3.64%       4.00%       4.33%(B)        3.58%        4.19%
Portfolio Turnover Rate...........         11%(C)         17%          18%         23%         20%(C)          25%          14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                             THE UNITED KINGDOM SMALL COMPANY SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................      14.99%(C)       0.20%       25.94%      43.51%     (50.77)%(C)       2.42%      44.80%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $1,326,217     $1,133,845   $1,036,694  $  770,472  $  555,390      $1,158,580  $1,117,826
Ratio of Expenses to Average Net
  Assets..........................       0.13%(B)       0.13%        0.13%       0.14%       0.12%(B)        0.12%       0.13%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.13%(B)       0.13%        0.13%       0.14%       0.12%(B)        0.12%       0.13%
Ratio of Net Investment Income to
  Average Net Assets..............       2.98%(B)       3.76%        2.86%       4.02%       3.79%(B)        2.72%       2.70%
Portfolio Turnover Rate...........          2%(C)          7%          15%         10%         25%(C)          12%          8%

                                                              THE CONTINENTAL SMALL COMPANY SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................       2.36%(C)     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%      47.10%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $2,108,359     $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122  $1,875,194
Ratio of Expenses to Average Net
  Assets..........................       0.16%(B)       0.15%        0.15%       0.16%       0.14%(B)        0.14%       0.15%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.16%(B)       0.15%        0.15%       0.16%       0.14%(B)        0.14%       0.15%
Ratio of Net Investment Income to
  Average Net Assets..............       2.95%(B)       2.72%        2.24%       2.93%       3.49%(B)        2.16%       2.27%
Portfolio Turnover Rate...........          5%(C)         10%          12%          7%         18%(C)          12%          7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                          THE CANADIAN SMALL COMPANY SERIES
                                    ----------------------------------------------------------------------
                                                                                   PERIOD
                                    SIX MONTHS      YEAR      YEAR      YEAR      DEC. 1,          PERIOD
                                       ENDED       ENDED     ENDED     ENDED      2007 TO     APRIL 2, 2007(a)
                                     APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,           TO
                                       2012         2011      2010      2009        2008       NOV. 30, 2007
                                    -----------   --------  --------  --------  --------      ----------------
                                    (UNAUDITED)
Total Return.......................      0.00%(C)     0.27%    43.17%    61.67%   (56.44)%(C)        10.20%(C)
                                     --------     --------  --------  --------  --------          --------
Net Assets, End of Period
  (thousands)......................  $740,075     $736,262  $663,722  $365,181  $232,873          $213,529
Ratio of Expenses to Average Net
  Assets...........................      0.15%(B)     0.14%     0.15%     0.17%     0.18%(B)          0.26%(B)(E)
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)......................      0.15%(B)     0.14%     0.15%     0.17%     0.18%(B)          0.26%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets...............      2.00%(B)     1.72%     1.05%     1.37%     0.97%(B)          0.47%(B)(E)
Portfolio Turnover Rate............        15%(C)       24%       10%       23%       21%(C)             6%(C)

                                                                   THE EMERGING MARKETS SERIES
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................       4.68%(C)      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%      31.87%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $2,807,248     $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790  $2,414,971
Ratio of Expenses to Average Net
  Assets..........................       0.19%(B)       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly).....................       0.19%(B)       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Net Investment Income to
  Average Net Assets..............       1.72%(B)       2.48%        2.18%       2.57%       3.00%(B)        2.52%       2.54%
Portfolio Turnover Rate...........          2%(C)         16%          12%         14%         19%(C)           7%         11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  THE EMERGING MARKETS SMALL CAP SERIES
                                         --------------------------------------------------------------------------------------
                                                                                                PERIOD
                                          SIX MONTHS        YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                             ENDED         ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                           APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                             2012           2011        2010        2009         2008         2007       2006
                                         -----------    ----------   ----------  ----------  --------      ----------  --------
                                          (UNAUDITED)
Total Return............................       6.16%(C)     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%
                                         ----------     ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period (thousands)... $2,563,130     $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529
Ratio of Expenses to Average Net
  Assets................................       0.33%(B)       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)......       0.33%(B)       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Net Investment Income to
  Average Net Assets....................       1.68%(B)       2.32%        2.16%       2.52%     3.07%(B)        1.94%     2.39%
Portfolio Turnover Rate.................          6%(C)         18%          15%         13%       19%(C)          16%       18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

DOMESTIC EQUITY PORTFOLIO            INTERNATIONAL EQUITY PORTFOLIOS
-------------------------        ----------------------------------------
The U.S. Large Cap Value Series  The DFA International Value Series
                                 The Japanese Small Company Series
                                 The Asia Pacific Small Company Series
                                 The United Kingdom Small Company Series
                                 The Continental Small Company Series
                                 The Canadian Small Company Series
                                 The Emerging Markets Series
                                 The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       The U.S. Large Cap Value Series............................. 0.10%
       The DFA International Value Series.......................... 0.20%
       The Japanese Small Company Series........................... 0.10%
       The Asia Pacific Small Company Series....................... 0.10%
       The United Kingdom Small Company Series..................... 0.10%
       The Continental Small Company Series........................ 0.10%
       The Canadian Small Company Series........................... 0.10%
       The Emerging Markets Series................................. 0.10%
       The Emerging Markets Small Cap Series....................... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
       The DFA International Value Series.....................  $      10
       The Japanese Small Company Series......................          3
       The Asia Pacific Small Company Series..................          2
       The United Kingdom Small Company Series................          2
       The Continental Small Company Series...................          4
       The Canadian Small Company Series......................          1
       The Emerging Markets Series............................         12
       The Emerging Markets Small Cap Series..................         11

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

       The U.S. Large Cap Value Series............................. $252
       The DFA International Value Series..........................  195
       The Japanese Small Company Series...........................   42
       The Asia Pacific Small Company Series.......................   20
       The United Kingdom Small Company Series.....................   24
       The Continental Small Company Series                           49

       The Canadian Small Company Series........................... $  12
       The Emerging Markets Series.................................    67
       The Emerging Markets Small Cap Series.......................    36

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
        The U.S. Large Cap Value Series.............. $569,377  $633,876
        The DFA International Value Series...........  814,499   542,286
        The Japanese Small Company Series............  140,581    36,238
        The Asia Pacific Small Company Series........  123,610   100,462
        The United Kingdom Small Company Series......   59,992    28,651
        The Continental Small Company Series.........  180,325    94,336
        The Canadian Small Company Series............  113,050   112,568
        The Emerging Markets Series..................  292,057    44,140
        The Emerging Markets Small Cap Series........  716,874   128,648

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                         FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                                            COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $8,527,971   $2,786,176    $(353,964)     $2,432,212
The DFA International Value Series......  7,879,341    1,169,037     (756,150)        412,887
The Japanese Small Company Series.......  1,923,944      227,705     (271,842)        (44,137)
The Asia Pacific Small Company Series...  1,135,735      249,937     (209,475)         40,462
The United Kingdom Small Company Series.  1,146,238      371,600     (193,634)        177,966
The Continental Small Company Series....  2,637,767      464,521     (500,134)        (35,613)
The Canadian Small Company Series.......  1,003,197      114,416     (170,075)        (55,659)
The Emerging Markets Series.............  1,892,365    1,193,818      (70,979)      1,122,839
The Emerging Markets Small Cap Series...  2,403,986      601,764     (248,311)        353,453

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2012 (amounts in thousands):

                                         LOCATION ON THE STATEMENTS   EQUITY
                                               OF OPERATIONS         CONTRACTS
                                         --------------------------  ---------
 The Emerging Markets Small Cap Series*. Net Realized Gain (Loss)
                                           on Futures                  $(389)

* As of April 30, 2012, there were no futures contracts outstanding. During the six months ended April 30, 2012, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF  INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE       DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING INCURRED   THE PERIOD
                                         ------------- ------------ ----------- -------- ---------------
The U.S. Large Cap Value Series.........     0.86%       $14,147        27        $ 9        $58,537
The DFA International Value Series......     0.82%        15,357         4          1         15,549
The Japanese Small Company Series.......     0.86%           994         3         --          1,800
The Asia Pacific Small Company Series...     0.84%           834        12         --          2,385
The United Kingdom Small Company Series.     0.86%         2,542         1         --          2,542
The Continental Small Company Series....     0.90%            85         1         --             85
The Canadian Small Company Series.......     0.79%           121         1         --            121
The Emerging Markets Series.............     0.83%         4,772         9          1          8,236
The Emerging Markets Small Cap Series...     0.83%         1,600        23          1          5,484

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   At April 30, 2012, The Asia Pacific Small Company Series had a loan outstanding in the amount of $60 ( in thousands).

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $59,527 and $26,058, respectively (in thousands). Each Series with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLE

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/11  04/30/12    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
Actual Fund Return...................... $1,000.00 $1,025.67    0.19%    $0.96
Hypothetical 5% Annual Return........... $1,000.00 $1,023.92    0.19%    $0.96

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND

      Consumer Discretionary......................................   7.2%
      Consumer Staples............................................   6.8%
      Energy......................................................  16.3%
      Financials..................................................  31.5%
      Health Care.................................................   0.6%
      Industrials.................................................  11.0%
      Information Technology......................................   7.0%
      Materials...................................................  16.2%
      Other.......................................................    --
      Telecommunication Services..................................   1.7%
      Utilities...................................................   1.7%
                                                                   -----
                                                                   100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                SHARES       VALUE++     OF NET ASSETS**
                                              ----------- -------------- ---------------
COMMON STOCKS -- (89.8%)
BRAZIL -- (6.8%)
   Banco Santander Brasil SA ADR.............  15,229,140 $  122,899,160             0.8%
   BM&F Bovespa SA...........................  30,436,745    170,055,523             1.0%
  *JBS SA....................................  16,156,777     63,316,698             0.4%
   Petroleo Brasileiro SA ADR................  12,594,248    296,468,598             1.8%
   Other Securities..........................                494,614,804             3.1%
                                                          -------------- ---------------
TOTAL BRAZIL.................................              1,147,354,783             7.1%
                                                          -------------- ---------------
CHILE -- (1.7%)
   Empresas CMPC SA..........................  17,015,840     69,943,486             0.4%
   Enersis SA Sponsored ADR..................   3,277,418     66,433,263             0.4%
   Other Securities..........................                153,719,937             1.0%
                                                          -------------- ---------------
TOTAL CHILE..................................                290,096,686             1.8%
                                                          -------------- ---------------
CHINA -- (14.4%)
   Bank of China, Ltd. Series H.............. 833,879,331    347,245,478             2.1%
   Bank of Communications Co., Ltd. Series H.  95,486,574     73,601,691             0.4%
   China Citic Bank Corp., Ltd. Series H.....  95,111,716     60,264,803             0.4%
   China Coal Energy Co., Ltd. Series H......  50,458,000     57,647,687             0.4%
   China Communications Construction Co.,
     Ltd. Series H...........................  65,814,327     65,577,521             0.4%
   China Construction Bank Corp. Series H.... 153,591,940    119,391,468             0.7%
   China Petroleum & Chemical Corp. ADR......     993,796    104,815,664             0.6%
   China Petroleum & Chemical Corp. Series H. 116,064,289    123,273,143             0.8%
   China Unicom Hong Kong, Ltd. ADR..........   7,316,862    127,167,062             0.8%
   Other Securities..........................              1,356,813,081             8.4%
                                                          -------------- ---------------
TOTAL CHINA..................................              2,435,797,598            15.0%
                                                          -------------- ---------------
CZECH REPUBLIC -- (0.3%)
   Other Securities..........................                 49,154,936             0.3%
                                                          -------------- ---------------
HUNGARY -- (0.5%)
  #OTP Bank P.L.C............................   3,721,253     65,232,464             0.4%
   Other Securities..........................                 26,872,251             0.2%
                                                          -------------- ---------------
TOTAL HUNGARY................................                 92,104,715             0.6%
                                                          -------------- ---------------
INDIA -- (7.4%)
   ICICI Bank, Ltd. Sponsored ADR............   3,805,302    128,961,685             0.8%
   Reliance Industries, Ltd..................  17,003,711    239,838,476             1.5%
   State Bank of India.......................   1,545,488     62,445,740             0.4%
   Other Securities..........................                812,419,531             5.0%
                                                          -------------- ---------------
TOTAL INDIA..................................              1,243,665,432             7.7%
                                                          -------------- ---------------
INDONESIA -- (3.5%)
   Other Securities..........................                592,824,207             3.7%
                                                          -------------- ---------------
ISRAEL -- (0.0%)
   Other Securities..........................                  1,299,165             0.0%
                                                          -------------- ---------------
MALAYSIA -- (3.3%)
   Other Securities..........................                554,592,983             3.4%
                                                          -------------- ---------------
MEXICO -- (6.0%)
  #Alfa S.A.B. de C.V. Series A..............   5,139,702     73,528,876             0.5%
 #*Cemex S.A.B. de C.V. Sponsored ADR........  16,022,635    115,843,653             0.7%
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR...........................   2,490,634    202,388,919             1.2%
  #Grupo Financiero Banorte S.A.B. de C.V.
   Series O..................................  22,310,546    107,904,943             0.7%
  #Grupo Mexico S.A.B. de C.V. Series B......  26,180,390     80,675,947             0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ----------- --------------- ---------------
MEXICO -- (Continued)
   Other Securities..........................             $   439,867,033             2.7%
                                                          --------------- ---------------
TOTAL MEXICO.................................               1,020,209,371             6.3%
                                                          --------------- ---------------
PHILIPPINES -- (1.0%)
   Other Securities..........................                 175,851,519             1.1%
                                                          --------------- ---------------
POLAND -- (1.4%)
  *Polski Koncern Naftowy Orlen SA...........   5,310,008      61,948,983             0.4%
   Other Securities..........................                 182,683,598             1.1%
                                                          --------------- ---------------
TOTAL POLAND.................................                 244,632,581             1.5%
                                                          --------------- ---------------
RUSSIA -- (5.3%)
   Gazprom OAO Sponsored ADR.................  58,748,711     680,431,219             4.2%
   Lukoil OAO Sponsored ADR..................   2,457,775     151,205,336             0.9%
   Other Securities..........................                  68,176,891             0.4%
                                                          --------------- ---------------
TOTAL RUSSIA.................................                 899,813,446             5.5%
                                                          --------------- ---------------
SOUTH AFRICA -- (7.9%)
   ABSA Group, Ltd...........................   4,420,483      90,001,079             0.6%
   Gold Fields, Ltd. Sponsored ADR...........  10,046,461     129,297,953             0.8%
  #Nedbank Group, Ltd........................   3,077,486      66,994,683             0.4%
   Sanlam, Ltd...............................  28,905,406     124,168,567             0.8%
   Standard Bank Group, Ltd..................  13,694,294     201,004,421             1.2%
 #*Steinhoff International Holdings, Ltd.....  17,439,135      63,637,784             0.4%
   Other Securities..........................                 662,771,585             4.1%
                                                          --------------- ---------------
TOTAL SOUTH AFRICA...........................               1,337,876,072             8.3%
                                                          --------------- ---------------
SOUTH KOREA -- (13.6%)
   Hana Financial Group, Inc.................   3,069,704     104,649,730             0.7%
   Hyundai Motor Co., Ltd....................     458,961     108,347,054             0.7%
  #Hyundai Steel Co..........................     924,376      79,974,859             0.5%
   KB Financial Group, Inc...................   2,001,533      67,718,011             0.4%
   KB Financial Group, Inc. ADR..............   3,186,196     108,107,630             0.7%
  #LG Electronics, Inc.......................   1,425,419      87,946,865             0.5%
   POSCO.....................................     530,457     175,729,000             1.1%
  #POSCO ADR.................................   1,618,522     134,741,956             0.8%
  #Samsung SDI Co., Ltd......................     500,681      71,743,028             0.4%
   Shinhan Financial Group Co., Ltd..........   4,297,929     149,165,528             0.9%
   Other Securities..........................               1,205,080,019             7.5%
                                                          --------------- ---------------
TOTAL SOUTH KOREA............................               2,293,203,680            14.2%
                                                          --------------- ---------------
TAIWAN -- (12.1%)
   Fubon Financial Holding Co., Ltd..........  56,944,063      58,912,800             0.4%
   Mega Financial Holding Co., Ltd........... 111,460,765      87,632,600             0.5%
  #United Microelectronics Corp.............. 178,956,681      93,607,454             0.6%
   Other Securities..........................               1,800,928,880            11.1%
                                                          --------------- ---------------
TOTAL TAIWAN.................................               2,041,081,734            12.6%
                                                          --------------- ---------------
THAILAND -- (2.7%)
   Other Securities..........................                 456,069,867             2.8%
                                                          --------------- ---------------
TURKEY -- (1.9%)
   Other Securities..........................                 320,819,624             2.0%
                                                          --------------- ---------------
TOTAL COMMON STOCKS..........................              15,196,448,399            93.9%
                                                          --------------- ---------------
PREFERRED STOCKS -- (4.4%)
BRAZIL -- (4.4%)
  #Gerdau SA Sponsored ADR...................   8,373,239      78,624,714             0.5%
   Petroleo Brasileiro SA....................   7,002,801      77,443,562             0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
BRAZIL -- (Continued)
   Petroleo Brasileiro SA ADR................................ 15,231,358 $337,526,893       2.1%
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A. 11,752,415   67,389,186       0.4%
   Other Securities..........................................             182,854,016       1.1%
                                                                         ------------ ---------------
TOTAL BRAZIL.................................................             743,838,371       4.6%
                                                                         ------------ ---------------
INDIA -- (0.0%)
   Other Securities..........................................                 140,419       0.0%
                                                                         ------------ ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................................                 540,578       0.0%
                                                                         ------------ ---------------
TOTAL PREFERRED STOCKS.......................................             744,519,368       4.6%
                                                                         ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   Other Securities..........................................                  80,835       0.0%
                                                                         ------------ ---------------
MALAYSIA -- (0.0%)
   Other Securities..........................................                      --       0.0%
                                                                         ------------ ---------------
TURKEY -- (0.0%)
   Other Securities..........................................               1,708,738       0.0%
                                                                         ------------ ---------------
TOTAL RIGHTS/WARRANTS........................................               1,789,573       0.0%
                                                                         ------------ ---------------

                                                SHARES/
                                                 FACE
                                                AMOUNT         VALUE+
                                              ------------ ---------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@DFA Short Term Investment Fund...........  972,000,000     972,000,000       6.0%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.21%, 05/01/12
     (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $5,531,741) to be repurchased
     at $5,423,307........................... $      5,423       5,423,275       0.1%
                                                           --------------- ---------
TOTAL SECURITIES LENDING COLLATERAL..........                  977,423,275       6.1%
                                                           --------------- ---------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,500,480,604).....................              $16,920,180,615     104.6%
                                                           =============== =========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                               -------------- --------------- -------- ---------------
Common Stocks
   Brazil..................... $1,147,354,783              --       -- $ 1,147,354,783
   Chile......................    290,096,686              --       --     290,096,686
   China......................    248,294,129 $ 2,187,503,469       --   2,435,797,598
   Czech Republic.............             --      49,154,936       --      49,154,936
   Hungary....................             --      92,104,715       --      92,104,715
   India......................    151,486,931   1,092,178,501       --   1,243,665,432
   Indonesia..................             --     592,824,207       --     592,824,207
   Israel.....................             --       1,299,165       --       1,299,165
   Malaysia...................             --     554,592,983       --     554,592,983
   Mexico.....................  1,019,580,797         628,574       --   1,020,209,371
   Philippines................             --     175,851,519       --     175,851,519
   Poland.....................             --     244,632,581       --     244,632,581
   Russia.....................             --     899,813,446       --     899,813,446
   South Africa...............    194,958,648   1,142,917,424       --   1,337,876,072
   South Korea................    344,696,241   1,948,507,439       --   2,293,203,680
   Taiwan.....................     41,023,343   2,000,058,391       --   2,041,081,734
   Thailand...................    456,069,867              --       --     456,069,867
   Turkey.....................             --     320,819,624       --     320,819,624
Preferred Stocks
   Brazil.....................    743,838,371              --       --     743,838,371
   India......................             --         140,419       --         140,419
   Malaysia...................             --         540,578       --         540,578
Rights/Warrants
   Brazil.....................         80,835              --       --          80,835
   Malaysia...................             --              --       --              --
   Turkey.....................             --       1,708,738       --       1,708,738
Securities Lending Collateral.             --     977,423,275       --     977,423,275
                               -------------- --------------- -------- ---------------
TOTAL......................... $4,637,480,631 $12,282,699,984       -- $16,920,180,615
                               ============== =============== ======== ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,163,602 of securities on loan)*...... $15,942,758
Collateral Received from Securities on Loan at Value & Cost.............       5,423
Affiliated Collateral Received from Securities on Loan at Value & Cost..     972,000
Foreign Currencies at Value.............................................      54,198
Cash....................................................................     100,538
Receivables:
   Investment Securities Sold...........................................       3,582
   Dividends, Interest and Tax Reclaims.................................      28,762
   Fund Shares Sold.....................................................      96,385
   Securities Lending Income............................................       2,372
Prepaid Expenses and Other Assets.......................................          30
                                                                         -----------
       Total Assets.....................................................  17,206,048
                                                                         -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....................................     977,423
   Investment Securities Purchased......................................      43,094
   Fund Shares Redeemed.................................................           3
   Due to Advisor.......................................................       1,351
Accrued Expenses and Other Liabilities..................................       1,926
                                                                         -----------
       Total Liabilities................................................   1,023,797
                                                                         -----------
NET ASSETS.............................................................. $16,182,251
                                                                         ===========
Investments at Cost..................................................... $15,523,058
                                                                         ===========
Foreign Currencies at Cost.............................................. $    54,204
                                                                         ===========

--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012

                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $11,511)............... $112,936
   Interest...........................................................        1
   Income from Securities Lending.....................................   12,680
                                                                       --------
          Total Investment Income.....................................  125,617
                                                                       --------
EXPENSES
   Investment Advisory Services Fees..................................    7,555
   Accounting & Transfer Agent Fees...................................      706
   Custodian Fees.....................................................    5,696
   Shareholders' Reports..............................................       34
   Directors'/Trustees' Fees & Expenses...............................       55
   Professional Fees..................................................      211
   Other..............................................................      126
                                                                       --------
          Total Expenses..............................................   14,383
                                                                       --------
   Fees Paid Indirectly...............................................      (47)
                                                                       --------
   Net Expenses.......................................................   14,336
                                                                       --------
   NET INVESTMENT INCOME (LOSS).......................................  111,281
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:.......................................
       Investment Securities Sold.....................................  191,323
       Foreign Currency Transactions..................................   (2,880)**
   Change in Unrealized Appreciation (Depreciation) of:...............
       Investment Securities and Foreign Currency.....................   90,429
       Translation of Foreign Currency Denominated Amounts............      (86)
                                                                       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................  278,786
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $390,067
                                                                       ========

--------
** Net of foreign capital gain taxes withheld of $314.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   SIX MONTHS         YEAR
                                                                                      ENDED          ENDED
                                                                                    APRIL 30,       OCT. 31,
                                                                                      2012            2011
                                                                                  -----------    -----------
                                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   111,281    $   320,817
   Net Realized Gain (Loss) on:..................................................
       Investment Securities Sold................................................     191,323        201,891
       Foreign Currency Transactions.............................................      (2,880)**      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:..........................
       Investment Securities and Foreign Currency................................      90,429     (2,901,288)
       Translation of Foreign Currency Denominated Amounts.......................         (86)            (7)
   Change in Deferred Thailand Capital Gains Tax.................................          --         16,303
                                                                                  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........     390,067     (2,365,956)
                                                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................................................   2,315,125      5,059,674
   Withdrawals...................................................................    (526,520)      (608,094)
                                                                                  -----------    -----------
          Net Increase (Decrease) from Transactions in Interest..................   1,788,605      4,451,580
                                                                                  -----------    -----------
          Total Increase (Decrease) in Net Assets................................   2,178,672      2,085,624
NET ASSETS
   Beginning of Period...........................................................  14,003,579     11,917,955
                                                                                  -----------    -----------
   End of Period................................................................. $16,182,251    $14,003,579
                                                                                  ===========    ===========

--------
**  Net of foreign capital gain taxes withheld of $314 and $1,707, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS        YEAR          YEAR        YEAR         PERIOD          YEAR        YEAR
                                     ENDED         ENDED         ENDED       ENDED      DEC. 1, 2007      ENDED       ENDED
                                   APRIL 30,      OCT. 31,      OCT. 31,    OCT. 31,         TO          NOV. 30,    NOV. 30,
                                     2012           2011          2010        2009      OCT. 31, 2008      2007        2006
                                -----------     -----------   -----------  ----------  -------------    ----------  ----------
                                  (UNAUDITED)
Total Return...................        2.57%(C)      (14.47%)       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%
                                -----------     -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of Period
  (thousands).................. $16,182,251     $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912
Ratio of Expenses to Average
  Net Assets...................        0.19%(B)        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly).............        0.19%(B)        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Net Investment Income
  to Average Net Assets........        1.48%(B)        2.29%         1.81%       2.17%        3.19%(B)        2.50%       2.57%
Portfolio Turnover Rate........           3%(C)           5%           15%         20%          14%(C)          14%          9%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

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

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2012, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $245 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended April 30, 2012, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were $47 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

         Purchases......................................... $2,237,562
         Sales.............................................    470,068

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          NET
                                                       UNREALIZED
              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------   ------------ -------------- --------------
             $16,514,273  $2,709,235    $(2,303,327)    $405,908

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Fund had no outstanding futures contracts.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
        ------------- ------------ ------------ -------- ---------------
            0.86%       $26,041         19        $12        $71,121

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2012.

H. SECURITIES LENDING:

   As of April 30, 2012, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $280,471 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

LOGO                                                          DFA043012-001S

                                                             (DIMENSIONAL LOGO)

SEMI-ANNUAL REPORT
------------------
six months ended: April 30, 2012 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

T.A. U.S. Core Equity 2 Portfolio

Tax-Managed DFA International Value Portfolio

T.A. World ex U.S. Core Equity Portfolio

THE DFA INVESTMENT TRUST COMPANY

Tax-Managed U.S. Marketwide Value Series

(DIMENSIONAL LOGO)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2012

Dear Fellow Shareholder,

At Dimensional, we believe the market force works for investors. This belief has been at the core of our investment philosophy for more than 30 years. Consistency is an important part of what makes Dimensional different. As we continue expanding to pursue business opportunities globally, having a consistent philosophy helps us stay focused on the things that have been key to Dimensional's success. Most important is our goal to always act in the best interests of our clients, and thereby earning and maintaining trust by striving to do what we say we are going to do. It is Dimensional's goal to deliver an opportunity for all our clients to have a good lifetime investment experience.

Sincerely,

-s- David G. Booth
David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.....................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses.................................................   2
   Disclosure of Portfolio Holdings............................................   4
   Schedule of Investments/Summary Schedules of Portfolio Holdings.............
       Tax-Managed U.S. Marketwide Value Portfolio.............................   6
       Tax-Managed U.S. Equity Portfolio.......................................   7
       Tax-Managed U.S. Targeted Value Portfolio...............................  10
       Tax-Managed U.S. Small Cap Portfolio....................................  13
       T.A. U.S. Core Equity 2 Portfolio.......................................  16
       Tax-Managed DFA International Value Portfolio...........................  19
       T.A. World ex U.S. Core Equity Portfolio................................  23
   Statements of Assets and Liabilities........................................  30
   Statements of Operations....................................................  32
   Statements of Changes in Net Assets.........................................  34
   Financial Highlights........................................................  36
   Notes to Financial Statements...............................................  40
THE DFA INVESTMENT TRUST COMPANY--THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Disclosure of Fund Expenses.................................................  52
   Disclosure of Portfolio Holdings............................................  53
   Summary Schedule of Portfolio Holdings......................................  54
   Statement of Assets and Liabilities.........................................  57
   Statement of Operations.....................................................  58
   Statements of Changes in Net Assets.........................................  59
   Financial Highlights........................................................  60
   Notes to Financial Statements...............................................  61
VOTING PROXIES ON FUND PORTFOLIO SECURITIES....................................  67
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS...............................  68

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

   ADR    American Depositary Receipt

   FHLMC  Federal Home Loan Mortgage Corporation

   FNMA   Federal National Mortgage Association

   P.L.C. Public Limited Company

Investment Footnotes

   +        See Note B to Financial Statements.

   ++ Securities have generally been fair valued. See Note B to Financial Statements.

   ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

   *        Non-Income Producing Securities.

   #        Total or Partial Securities on Loan.

   @        Security purchased with cash proceeds from Securities on Loan.

   (r)      The adjustable rate shown is effective as of April 30, 2012.

   (S)      Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

   (A)      Computed using average shares outstanding.

   (B)      Annualized

   (C)      Non-Annualized

   (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

   (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

   --     Amounts designated as -- are either zero or rounded to zero.

   SEC    Securities and Exchange Commission

   (a)    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLES

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/11  04/30/12    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,112.24    0.38%    $2.00
Hypothetical 5% Annual Return................. $1,000.00 $1,022.97    0.38%    $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/11  04/30/12    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,126.27    0.22%    $1.16
Hypothetical 5% Annual Return................. $1,000.00 $1,023.77    0.22%    $1.11

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,116.76    0.45%    $2.37
Hypothetical 5% Annual Return................. $1,000.00 $1,022.63    0.45%    $2.26

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,114.77    0.53%    $2.79
Hypothetical 5% Annual Return................. $1,000.00 $1,022.23    0.53%    $2.66

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,120.94    0.25%    $1.32
Hypothetical 5% Annual Return................. $1,000.00 $1,023.62    0.25%    $1.26

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,010.87    0.55%    $2.75
Hypothetical 5% Annual Return................. $1,000.00 $1,022.13    0.55%    $2.77

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,042.49    0.48%    $2.44
Hypothetical 5% Annual Return................. $1,000.00 $1,022.48    0.48%    $2.41

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

                                                   AFFILIATED INVESTMENT COMPANY
                                                   -----------------------------
Tax-Managed U.S. Marketwide Value Portfolio.......             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

           TAX-MANAGED U.S. EQUITY PORTFOLIO
Consumer Discretionary............................  12.6%
Consumer Staples..................................   9.8%
Energy............................................  10.9%
Financials........................................  12.9%
Health Care.......................................  11.5%
Industrials.......................................  11.4%
Information Technology............................  20.3%
Materials.........................................   4.1%
Other.............................................    --
Real Estate Investment Trusts.....................   0.2%
Telecommunication Services........................   2.7%
Utilities.........................................   3.6%
                                                   -----
                                                   100.0%

       TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary............................  17.9%
Consumer Staples..................................   4.1%
Energy............................................   9.2%
Financials........................................  24.4%
Health Care.......................................   6.1%
Industrials.......................................  16.0%
Information Technology............................  12.4%
Materials.........................................   8.8%
Other.............................................    --
Telecommunication Services........................   0.7%
Utilities.........................................   0.4%
                                                   -----
                                                   100.0%

          TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Consumer Discretionary............................  17.2%
Consumer Staples..................................   4.6%
Energy............................................   5.3%
Financials........................................  18.7%
Health Care.......................................   9.4%
Industrials.......................................  17.8%
Information Technology............................  17.9%
Materials.........................................   5.3%
Other.............................................    --
Telecommunication Services........................   1.0%
Utilities.........................................   2.8%
                                                   -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

           T.A. U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary............................  14.6%
Consumer Staples..................................   6.3%
Energy............................................  11.5%
Financials........................................  18.4%
Health Care.......................................  10.5%
Industrials.......................................  14.2%
Information Technology............................  14.0%
Materials.........................................   5.1%
Other.............................................    --
Real Estate Investment Trusts.....................    --
Telecommunication Services........................   3.1%
Utilities.........................................   2.3%
                                                   -----
                                                   100.0%

     TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Consumer Discretionary............................  11.6%
Consumer Staples..................................   4.8%
Energy............................................  16.3%
Financials........................................  25.8%
Health Care.......................................   2.2%
Industrials.......................................  10.8%
Information Technology............................   3.1%
Materials.........................................  13.4%
Telecommunication Services........................   8.5%
Utilities.........................................   3.5%
                                                   -----
                                                   100.0%

        T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Consumer Discretionary............................  12.8%
Consumer Staples..................................   7.1%
Energy............................................   9.7%
Financials........................................  23.9%
Health Care.......................................   4.4%
Industrials.......................................  15.8%
Information Technology............................   6.8%
Materials.........................................  12.9%
Telecommunication Services........................   3.5%
Utilities.........................................   3.1%
                                                   -----
                                                   100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
    The DFA Investment Trust Company............................ $2,273,733,377
                                                                 --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,855,576,898)................................. $2,273,733,377
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              PERCENTAGE
                                      SHARES      VALUE+    OF NET ASSETS**
                                     --------- ------------ ---------------
COMMON STOCKS -- (92.3%)
Consumer Discretionary -- (11.6%)
  *Amazon.com, Inc..................    36,400 $  8,441,160       0.6%
   Comcast Corp. Class A............   217,703    6,602,932       0.4%
   Home Depot, Inc. (The)...........   169,942    8,801,296       0.6%
   McDonald's Corp..................   105,025   10,234,686       0.7%
   Walt Disney Co. (The)............   176,091    7,591,283       0.5%
   Other Securities.................            149,034,066       9.8%
                                               ------------      ----
Total Consumer Discretionary........            190,705,423      12.6%
                                               ------------      ----

Consumer Staples -- (9.0%)
   Altria Group, Inc................   206,600    6,654,586       0.4%
   Coca-Cola Co. (The)..............   203,410   15,524,251       1.0%
   CVS Caremark Corp................   134,979    6,022,763       0.4%
   Kraft Foods, Inc. Class A........   173,972    6,936,264       0.5%
   PepsiCo, Inc.....................   155,301   10,249,866       0.7%
   Philip Morris International, Inc.   174,043   15,578,589       1.0%
   Procter & Gamble Co. (The).......   283,423   18,037,040       1.2%
   Wal-Mart Stores, Inc.............   187,430   11,041,501       0.7%
   Other Securities.................             58,288,884       3.9%
                                               ------------      ----
Total Consumer Staples..............            148,333,744       9.8%
                                               ------------      ----

Energy -- (10.1%)
   Chevron Corp.....................   204,526   21,794,291       1.4%
   ConocoPhillips...................   129,055    9,244,210       0.6%
   Exxon Mobil Corp.................   483,685   41,761,363       2.7%
   Occidental Petroleum Corp........    83,221    7,591,420       0.5%
   Schlumberger, Ltd................   137,333   10,181,869       0.7%
   Other Securities.................             75,386,065       5.0%
                                               ------------      ----
Total Energy........................            165,959,218      10.9%
                                               ------------      ----

Financials -- (11.9%)
   American Express Co..............   107,990    6,502,078       0.4%
   Bank of America Corp............. 1,102,479    8,941,105       0.6%
  *Berkshire Hathaway, Inc..........   181,931   14,636,349       1.0%
   Citigroup, Inc...................   290,050    9,583,252       0.6%
   Goldman Sachs Group, Inc. (The)..    48,500    5,584,775       0.4%
   JPMorgan Chase & Co..............   396,124   17,025,410       1.1%
   U.S. Bancorp.....................   193,430    6,222,643       0.4%
   Wells Fargo & Co.................   518,637   17,338,035       1.2%
   Other Securities.................            109,394,227       7.2%
                                               ------------      ----
Total Financials....................            195,227,874      12.9%
                                               ------------      ----

Health Care -- (10.6%)
   Abbott Laboratories..............   161,100    9,997,866       0.6%
   Amgen, Inc.......................    82,071    5,836,069       0.4%
   Bristol-Myers Squibb Co..........   171,355    5,718,116       0.4%
   Johnson & Johnson................   281,854   18,345,877       1.2%
   Merck & Co., Inc.................   313,485   12,301,151       0.8%
   Pfizer, Inc......................   778,484   17,850,638       1.2%
   UnitedHealth Group, Inc..........   108,255    6,078,518       0.4%
   Other Securities.................             98,112,722       6.5%
                                               ------------      ----
Total Health Care...................            174,240,957      11.5%
                                               ------------      ----

Industrials -- (10.5%)
   3M Co............................    67,128    5,998,558       0.4%
   Caterpillar, Inc.................    66,309    6,814,576       0.4%
   General Electric Co.............. 1,094,565   21,431,583       1.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                                  PERCENTAGE
                                                                                      SHARES         VALUE+     OF NET ASSETS**
                                                                                    ------------ -------------- ---------------
Industrials -- (Continued)
   Union Pacific Corp..............................................................       49,616 $    5,578,823        0.4%
   United Technologies Corp........................................................       88,995      7,265,552        0.5%
   Other Securities................................................................                 126,066,624        8.3%
                                                                                                 --------------      -----
Total Industrials..................................................................                 173,155,716       11.4%
                                                                                                 --------------      -----

Information Technology -- (18.8%)
  *Apple, Inc......................................................................       99,202     57,957,776        3.8%
   Cisco Sytems, Inc...............................................................      559,395     11,271,809        0.7%
  *EMC Corp........................................................................      211,449      5,964,976        0.4%
  *Google, Inc.....................................................................       26,559     16,074,304        1.1%
   Intel Corp......................................................................      516,408     14,665,987        1.0%
   International Business Machines Corp............................................      117,048     24,238,300        1.6%
   Microsoft Corp..................................................................      769,337     24,634,171        1.6%
   Oracle Corp.....................................................................      414,075     12,169,664        0.8%
   QUALCOMM, Inc...................................................................      167,876     10,717,204        0.7%
   Visa, Inc.......................................................................       52,998      6,517,694        0.4%
   Other Securities................................................................                 124,425,741        8.2%
                                                                                                 --------------      -----
Total Information Technology.......................................................                 308,637,626       20.3%
                                                                                                 --------------      -----

Materials -- (3.8%)
   Other Securities................................................................                  62,012,356        4.1%
                                                                                                 --------------      -----

Other -- (0.0%)
   Other Securities................................................................                           6        0.0%
                                                                                                 --------------      -----

Real Estate Investment Trusts -- (0.1%)
   Other Securities................................................................                   2,623,462        0.2%
                                                                                                 --------------      -----

Telecommunication Services -- (2.5%)
   AT&T, Inc.......................................................................      613,082     20,176,529        1.3%
   Verizon Communications, Inc.....................................................      291,271     11,761,523        0.8%
   Other Securities................................................................                   8,811,859        0.6%
                                                                                                 --------------      -----
Total Telecommunication Services...................................................                  40,749,911        2.7%
                                                                                                 --------------      -----

Utilities -- (3.4%)
   Other Securities................................................................                  55,270,938        3.6%
                                                                                                 --------------      -----
TOTAL COMMON STOCKS................................................................               1,516,917,231      100.0%
                                                                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities................................................................                          --        0.0%
                                                                                                 --------------      -----

TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares..............          106            106        0.0%
                                                                                                 --------------      -----

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                    ------------
                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)     @DFA Short Term Investment Fund............................................  127,264,658    127,264,658        8.4%
        @Repurchase Agreement, JPMorgan Securities LLC 0.21%, 05/01/12
           (Collateralized by $79,098 FNMA, rates ranging from 2.000% to
           6.331%(r), maturities ranging from 01/01/19 to 09/01/45, valued at
           $79,343) to be repurchased at $76,794................................... $         77         76,794        0.0%
                                                                                                 --------------      -----
TOTAL SECURITIES LENDING COLLATERAL................................................                 127,341,452        8.4%
                                                                                                 --------------      -----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                PERCENTAGE
                                   VALUE+     OF NET ASSETS**
                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,061,875,818)....... $1,644,258,789           108.4%
                               ============== ===============

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.......... $  190,705,423           --   --    $  190,705,423
   Consumer Staples................    148,333,744           --   --       148,333,744
   Energy..........................    165,957,492 $      1,726   --       165,959,218
   Financials......................    195,227,874           --   --       195,227,874
   Health Care.....................    174,240,957           --   --       174,240,957
   Industrials.....................    173,155,716           --   --       173,155,716
   Information Technology..........    308,637,626           --   --       308,637,626
   Materials.......................     62,012,356           --   --        62,012,356
   Other...........................             --            6   --                 6
   Real Estate Investment Trusts...      2,623,462           --   --         2,623,462
   Telecommunication Services......     40,749,911           --   --        40,749,911
   Utilities.......................     55,270,938           --   --        55,270,938
Rights/Warrants....................             --           --   --                --
Temporary Cash Investments.........            106           --   --               106
Securities Lending Collateral......             --  127,341,452   --       127,341,452
                                    -------------- ------------   --    --------------
TOTAL.............................. $1,516,915,605 $127,343,184   --    $1,644,258,789
                                    ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (15.8%)
 #*Cabela's, Inc.............................   228,775 $  8,649,983       0.4%
  #Dillard's, Inc. Class A...................   376,468   24,304,774       1.0%
   Foot Locker, Inc..........................   315,096    9,638,787       0.4%
  #GameStop Corp. Class A....................   431,501    9,820,963       0.4%
  #Group 1 Automotive, Inc...................   147,870    8,558,716       0.4%
  #Lennar Corp. Class A......................   325,800    9,037,692       0.4%
 #*Mohawk Industries, Inc....................   190,548   12,770,527       0.5%
  #PVH Corp..................................   103,706    9,209,093       0.4%
  #Wyndham Worldwide Corp....................   174,630    8,790,874       0.4%
   Other Securities..........................            319,505,755      13.6%
                                                        ------------      ----
Total Consumer Discretionary.................            420,287,164      17.9%
                                                        ------------      ----

Consumer Staples -- (3.6%)
  *Ralcorp Holdings, Inc.....................   140,259   10,212,258       0.4%
 #*Smithfield Foods, Inc.....................   404,799    8,484,587       0.4%
   Other Securities..........................             78,266,448       3.3%
                                                        ------------      ----
Total Consumer Staples.......................             96,963,293       4.1%
                                                        ------------      ----

Energy -- (8.1%)
   Bristow Group, Inc........................   174,043    8,502,001       0.4%
  *CVR Energy, Inc...........................   315,268    9,571,536       0.4%
 #*Helix Energy Solutions Group, Inc.........   609,564   12,441,201       0.5%
  *Plains Exploration & Production Co........   372,716   15,225,449       0.6%
 #*Rowan Cos., Inc...........................   328,885   11,356,399       0.5%
  *Tesoro Corp...............................   419,582    9,755,282       0.4%
   Other Securities..........................            148,083,256       6.3%
                                                        ------------      ----
Total Energy.................................            214,935,124       9.1%
                                                        ------------      ----
Financials -- (21.4%)
   Allied World Assurance Co. Holdings AG....   155,508   11,190,356       0.5%
 #*American Capital, Ltd..................... 1,164,025   11,558,768       0.5%
  #American Financial Group, Inc.............   370,385   14,415,384       0.6%
  #Assurant, Inc.............................   331,133   13,357,905       0.6%
   Axis Capital Holdings, Ltd................   277,108    9,427,214       0.4%
 #*CNO Financial Group, Inc.................. 1,322,576    9,615,128       0.4%
   Everest Re Group, Ltd.....................   113,679   11,265,589       0.5%
  #Harleysville Group, Inc...................   190,482   11,417,491       0.5%
 #*NASDAQ OMX Group, Inc. (The)..............   406,131    9,978,639       0.4%
   PartnerRe, Ltd............................   155,813   10,847,701       0.4%
  #Reinsurance Group of America, Inc.........   235,808   13,709,877       0.6%
   Other Securities..........................            443,995,786      18.9%
                                                        ------------      ----
Total Financials.............................            570,779,838      24.3%
                                                        ------------      ----

Health Care -- (5.4%)
  #Cooper Cos., Inc. (The)...................    95,743    8,441,660       0.3%
Coventry Health Care, Inc....................   383,447   11,499,576       0.5%
 #*Hologic, Inc..............................   504,869    9,653,095       0.4%
 #*LifePoint Hospitals, Inc..................   217,249    8,477,056       0.4%
  #Omnicare, Inc.............................   312,425   10,884,887       0.5%
   Other Securities..........................             94,873,570       4.0%
                                                        ------------      ----
Total Health Care............................            143,829,844       6.1%
                                                        ------------      ----
Industrials -- (14.1%)
  #Alexander & Baldwin, Inc..................   199,071   10,184,472       0.4%
   Amerco, Inc...............................    89,112    8,950,409       0.4%
  #GATX Corp.................................   210,456    9,022,249       0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                   PERCENTAGE
                                                                              SHARES             VALUE+          OF NET ASSETS**
                                                                           ------------      --------------      ---------------
Industrials -- (Continued)
 #*Owens Corning, Inc.....................................................      367,806      $   12,634,136             0.5%
   Ryder System, Inc......................................................      246,533          12,011,088             0.5%
   URS Corp...............................................................      209,771           8,665,640             0.4%
   Other Securities.......................................................                      314,489,024            13.4%
                                                                                             --------------           -----
Total Industrials.........................................................                      375,957,018            16.0%
                                                                                             --------------           -----
Information Technology -- (10.9%)
 #*Arrow Electronics, Inc.................................................      351,633          14,786,168             0.6%
 #*Avnet, Inc.............................................................      249,126           8,988,466             0.4%
  #IAC/InterActiveCorp....................................................      347,772          16,745,222             0.7%
 #*Ingram Micro, Inc. Class A.............................................      553,452          10,770,176             0.4%
  *Tech Data Corp.........................................................      166,352           8,948,074             0.4%
   Other Securities.......................................................                      230,013,138             9.8%
                                                                                             --------------           -----
Total Information Technology..............................................                      290,251,244            12.3%
                                                                                             --------------           -----
Materials -- (7.7%)
  #Ashland, Inc...........................................................      210,546          13,868,665             0.6%
  #Domtar Corp............................................................      123,167          10,774,649             0.5%
   MeadWestavco Corp......................................................      392,981          12,504,655             0.5%
   Reliance Steel & Aluminum Co...........................................      200,657          11,214,720             0.5%
  #Rock-Tenn Co. Class A..................................................      149,967           9,347,443             0.4%
   Westlake Chemical Corp.................................................      152,521           9,753,718             0.4%
   Other Securities.......................................................                      138,433,329             5.9%
                                                                                             --------------           -----
Total Materials...........................................................                      205,897,179             8.8%
                                                                                             --------------           -----
Other -- (0.0%)
   Other Securities.......................................................                              952             0.0%
                                                                                             --------------           -----
Telecommunication Services -- (0.6%)
   Other Securities.......................................................                       15,905,294             0.7%
                                                                                             --------------           -----
Utilities -- (0.3%)
   Other Securities.......................................................                        8,871,713             0.4%
                                                                                             --------------           -----
TOTAL COMMON STOCKS.......................................................                    2,343,678,663            99.7%
                                                                                             --------------           -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.......................................................                               --             0.0%
                                                                                             --------------           -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares.....    6,496,043           6,496,043             0.3%
                                                                                             --------------           -----

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                           ------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (11.9%)
(S) @ DFA Short Term Investment Fund......................................  315,386,654         315,386,654            13.4%
    @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
       05/01/12 (Collateralized by $768,495 FNMA, rates ranging from
       2.000% to 6.331%(r), maturities ranging from 01/01/19 to
       09/01/45, valued at $770,877) to be repurchased at $746,112........ $        746             746,108             0.0%
                                                                                             --------------           -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                      316,132,762            13.4%
                                                                                             --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,181,047,254)...................................................                   $2,666,307,468           113.4%
                                                                                             ==============           =====

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  420,287,164           --   --    $  420,287,164
   Consumer Staples...........     96,963,293           --   --        96,963,293
   Energy.....................    214,935,124           --   --       214,935,124
   Financials.................    570,779,838           --   --       570,779,838
   Health Care................    143,829,844           --   --       143,829,844
   Industrials................    375,826,768 $    130,250   --       375,957,018
   Information Technology.....    290,251,244           --   --       290,251,244
   Materials..................    205,897,179           --   --       205,897,179
   Other......................             --          952   --               952
   Telecommunication Services.     15,905,294           --   --        15,905,294
   Utilities..................      8,871,713           --   --         8,871,713
Rights/Warrants...............             --           --   --                --
Temporary Cash Investments....      6,496,043           --   --         6,496,043
Securities Lending Collateral.             --  316,132,762   --       316,132,762
                               -------------- ------------   --    --------------
TOTAL......................... $2,350,043,504 $316,263,964   --    $2,666,307,468
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                                   PERCENTAGE
                                                                  SHARES          VALUE+         OF NET ASSETS**
                                                                  -------      ------------      ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (14.5%)
  *Cabela's, Inc.................................................  79,425      $  3,003,059            0.2%
   Dillard's, Inc. Class A.......................................  51,751         3,341,045            0.2%
   Domino's Pizza, Inc...........................................  68,329         2,583,519            0.2%
   DSW, Inc. Class A.............................................  41,675         2,344,636            0.2%
  #Finish Line, Inc. Class A (The)...............................  96,347         2,144,684            0.2%
  *Genesco, Inc..................................................  36,236         2,717,700            0.2%
   Men's Wearhouse, Inc. (The)...................................  68,501         2,537,277            0.2%
 #*Saks, Inc..................................................... 221,647         2,429,251            0.2%
 #*Select Comfort Corp...........................................  89,608         2,587,879            0.2%
 #*Steven Madden, Ltd............................................  56,460         2,439,637            0.2%
   Ulta Salon Cosmetics & Fragrance, Inc.........................  44,361         3,911,753            0.3%
   Other Securities..............................................               195,717,455           14.8%
                                                                               ------------           ----
Total Consumer Discretionary.....................................               225,757,895           17.1%
                                                                               ------------           ----

Consumer Staples -- (3.9%)
  *Dean Foods Co................................................. 215,173         2,642,324            0.2%
  *Hain Celestial Group, Inc (The)...............................  53,402         2,525,915            0.2%
  #Nu Skin Enterprises, Inc. Class A.............................  54,135         2,885,396            0.2%
  #PriceSmart, Inc...............................................  33,888         2,797,116            0.2%
  *TreeHouse Foods, Inc..........................................  37,236         2,141,442            0.2%
   Other Securities..............................................                47,479,097            3.6%
                                                                               ------------           ----
Total Consumer Staples...........................................                60,471,290            4.6%
                                                                               ------------           ----

Energy -- (4.5%)
   Bristow Group, Inc............................................  45,458         2,220,623            0.2%
  *CVR Energy, Inc...............................................  93,364         2,834,531            0.2%
  *Helix Energy Solutions Group, Inc............................. 121,343         2,476,611            0.2%
   Western Refining, Inc......................................... 194,387         3,703,072            0.3%
   Other Securities..............................................                58,070,606            4.4%
                                                                               ------------           ----
Total Energy.....................................................                69,305,443            5.3%
                                                                               ------------           ----

Financials -- (15.9%)
  *CNO Financial Group, Inc...................................... 336,171         2,443,963            0.2%
 #*Credit Acceptance Corp........................................  23,769         2,234,999            0.2%
   Delphi Financial Group, Inc. Class A..........................  66,399         3,015,843            0.2%
   FirstMerit Corp............................................... 137,978         2,318,030            0.2%
   FNB Corp...................................................... 192,953         2,190,017            0.2%
   Harleysville Group, Inc.......................................  36,351         2,178,879            0.1%
  #IBERIABANK Corp...............................................  43,346         2,213,680            0.2%
 #*MBIA, Inc..................................................... 216,370         2,181,010            0.2%
   Webster Financial Corp........................................  94,229         2,141,825            0.1%
   Other Securities..............................................               225,036,449           17.1%
                                                                               ------------           ----
Total Financials.................................................               245,954,695           18.7%
                                                                               ------------           ----

Health Care -- (8.0%)
  *Ariad Pharmaceuticals, Inc.................................... 193,800         3,158,940            0.2%
  *Jazz Pharmaceuticals P.L.C....................................  43,942         2,242,360            0.1%
 #*Medicines Co. (The)........................................... 106,267         2,347,438            0.2%
 #*Questcor Pharmaceuticals, Inc.................................  56,029         2,515,702            0.2%
  *ViroPharma, Inc............................................... 115,735         2,517,236            0.2%
  *WellCare Health Plans, Inc....................................  37,600         2,300,368            0.2%
   Other Securities..............................................               109,361,241            8.3%
                                                                               ------------           ----
Total Health Care................................................               124,443,285            9.4%
                                                                               ------------           ----

Industrials -- (15.1%)
   Amerco, Inc...................................................  25,259         2,537,014            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                                 PERCENTAGE
                                                                                      SHARES        VALUE+     OF NET ASSETS**
                                                                                   ------------ -------------- ---------------
Industrials -- (Continued)
  *Chart Industries, Inc..........................................................       32,460 $    2,480,918       0.2%
 #*CoStar Group, Inc..............................................................       33,672      2,454,352       0.2%
  *EnerSys........................................................................       63,999      2,236,765       0.1%
  #Triumph Group, Inc.............................................................       46,890      2,945,630       0.2%
 #*United Rentals, Inc............................................................       49,945      2,331,433       0.2%
   Other Securities...............................................................                 219,008,167      16.6%
                                                                                                --------------      ----
Total Industrials.................................................................                 233,994,279      17.7%
                                                                                                --------------      ----

Information Technology -- (15.2%)
 #*3D Systems Corp................................................................       78,815      2,324,254       0.2%
  *Arris Group, Inc...............................................................      170,706      2,207,229       0.1%
 #*Cirrus Logic, Inc..............................................................      109,053      2,985,871       0.2%
  *Convergys Corp.................................................................      170,395      2,278,181       0.2%
 #*FEI Co.........................................................................       44,900      2,252,633       0.2%
  *Liquidity Services, Inc........................................................       43,203      2,304,016       0.2%
 #*SYNNEX Corp....................................................................       58,459      2,226,703       0.1%
   Other Securities...............................................................                 218,775,801      16.6%
                                                                                                --------------      ----
Total Information Technology......................................................                 235,354,688      17.8%
                                                                                                --------------      ----

Materials -- (4.5%)
   Buckeye Technologies, Inc......................................................       76,189      2,469,285       0.2%
   Westlake Chemical Corp.........................................................       34,525      2,207,874       0.2%
   Other Securities...............................................................                  64,737,741       4.9%
                                                                                                --------------      ----
Total Materials...................................................................                  69,414,900       5.3%
                                                                                                --------------      ----

Other -- (0.0%)
   Other Securities...............................................................                       1,463       0.0%
                                                                                                --------------      ----
Telecommunication Services -- (0.8%)
   Other Securities...............................................................                  12,960,052       1.0%
                                                                                                --------------      ----
Utilities -- (2.4%)
   Other Securities...............................................................                  37,213,224       2.8%
                                                                                                --------------      ----
TOTAL COMMON STOCKS...............................................................               1,314,871,214      99.7%
                                                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................................                      18,381       0.0%
                                                                                                --------------      ----

TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares                 5,563,600      5,563,600       0.4%
                                                                                                --------------      ----

                                                                                      SHARES/
                                                                                       FACE
                                                                                      AMOUNT
                                                                                   ------------
                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (14.8%)
(S) @ DFA Short Term Investment Fund..............................................  228,950,365    228,950,365      17.4%
   @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
      05/01/12 (Collateralized by $1,210,343 FNMA, rates rangingfrom 2.000%
      to 6.331%(r), maturities ranging from 01/01/19 to 09/01/45, valued at
      $1,214,095) to be repurchased at $1,175,092................................. $      1,175      1,175,085       0.1%
                                                                                                --------------      ----
TOTAL SECURITIES LENDING COLLATERAL...............................................                 230,125,450      17.5%
                                                                                                --------------      ----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                PERCENTAGE
                                   VALUE+     OF NET ASSETS**
                               -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,137,753,236)        $1,550,578,645      117.6%
                               ==============      =====

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  225,757,895           --   --    $  225,757,895
   Consumer Staples...........     60,471,290           --   --        60,471,290
   Energy.....................     69,305,443           --   --        69,305,443
   Financials.................    245,954,695           --   --       245,954,695
   Health Care................    124,443,285           --   --       124,443,285
   Industrials................    233,978,273 $     16,006   --       233,994,279
   Information Technology.....    235,354,688           --   --       235,354,688
   Materials..................     69,414,900           --   --        69,414,900
   Other......................             --        1,463   --             1,463
   Telecommunication Services.     12,960,052           --   --        12,960,052
   Utilities..................     37,213,224           --   --        37,213,224
Rights/Warrants...............         18,381           --   --            18,381
Temporary Cash Investments....      5,563,600           --   --         5,563,600
Securities Lending Collateral.             --  230,125,450   --       230,125,450
                               -------------- ------------   --    --------------
TOTAL......................... $1,320,435,726 $230,142,919   --    $1,550,578,645
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                              SHARES      VALUE+    OF NET ASSETS**
                                                             --------- ------------ ---------------
COMMON STOCKS -- (86.5%)
Consumer Discretionary -- (12.6%)
   CBS Corp. Class B........................................   197,985 $  6,602,800       0.2%
   Comcast Corp. Class A....................................   456,217   13,837,062       0.5%
  #Home Depot, Inc. (The)...................................   144,802    7,499,296       0.3%
   Lowe's Cos., Inc.........................................   255,861    8,051,946       0.3%
   News Corp. Class A.......................................   376,280    7,375,088       0.3%
   Time Warner Cable, Inc...................................    88,298    7,103,574       0.2%
   Time Warner, Inc.........................................   214,866    8,048,880       0.3%
  #Walt Disney Co. (The)....................................   365,590   15,760,585       0.6%
   Other Securities.........................................            329,686,070      11.8%
                                                                       ------------      ----
Total Consumer Discretionary................................            403,965,301      14.5%
                                                                       ------------      ----

Consumer Staples -- (5.5%)
  #Coca-Cola Co. (The)......................................    86,353    6,590,461       0.2%
   CVS Caremark Corp........................................   259,493   11,578,578       0.4%
   Kraft Foods, Inc. Class A................................   329,550   13,139,158       0.5%
   Philip Morris International, Inc.........................    68,674    6,147,010       0.2%
   Procter & Gamble Co. (The)...............................   250,219   15,923,937       0.6%
   Wal-Mart Stores, Inc.....................................   140,778    8,293,232       0.3%
   Other Securities.........................................            113,043,915       4.1%
                                                                       ------------      ----
Total Consumer Staples......................................            174,716,291       6.3%
                                                                       ------------      ----

Energy -- (9.9%)
   Anadarko Petroleum Corp..................................    94,862    6,944,847       0.2%
   Apache Corp..............................................    75,992    7,290,672       0.3%
   Chevron Corp.............................................   416,163   44,346,329       1.6%
   ConocoPhillips...........................................   271,234   19,428,491       0.7%
   Exxon Mobil Corp.........................................   549,998   47,486,827       1.7%
   National Oilwell Varco, Inc..............................    81,732    6,192,016       0.2%
   Occidental Petroleum Corp................................   106,867    9,748,408       0.4%
   Other Securities.........................................            176,259,741       6.3%
                                                                       ------------      ----
Total Energy................................................            317,697,331      11.4%
                                                                       ------------      ----

Financials -- (16.0%)
   Bank of America Corp..................................... 1,675,257   13,586,334       0.5%
   Bank of New York Mellon Corp. (The)......................   250,719    5,929,504       0.2%
  *Berkshire Hathaway, Inc..................................    92,636    7,452,566       0.3%
   Citigroup, Inc...........................................   341,208   11,273,512       0.4%
   Goldman Sachs Group, Inc. (The)..........................    86,941   10,011,256       0.4%
   JPMorgan Chase & Co......................................   811,150   34,863,227       1.3%
  #MetLife, Inc.............................................   220,534    7,945,840       0.3%
   PNC Financial Services Group, Inc........................   112,942    7,490,313       0.3%
   Prudential Financial, Inc................................    98,029    5,934,676       0.2%
   Travelers Cos., Inc. (The)...............................   100,570    6,468,662       0.2%
   U.S. Bancorp.............................................   373,706   12,022,122       0.4%
   Wells Fargo & Co......................................... 1,028,672   34,388,505       1.2%
   Other Securities.........................................            353,928,308      12.7%
                                                                       ------------      ----
Total Financials............................................            511,294,825      18.4%
                                                                       ------------      ----

Health Care -- (9.0%)
   Amgen, Inc...............................................    85,813    6,102,162       0.2%
   Johnson & Johnson........................................   139,407    9,074,002       0.3%
   Merck & Co., Inc.........................................   572,204   22,453,285       0.8%
   Pfizer, Inc.............................................. 1,557,322   35,709,393       1.3%
   UnitedHealth Group, Inc..................................   192,286   10,796,859       0.4%
   Other Securities.........................................            205,646,908       7.4%
                                                                       ------------      ----
Total Health Care...........................................            289,782,609      10.4%
                                                                       ------------      ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                       PERCENTAGE
                                                                              SHARES      VALUE+     OF NET ASSETS**
                                                                            --------- -------------- ---------------
Industrials -- (12.3%)
   General Electric Co..................................................... 2,162,068 $   42,333,291       1.6%
   Union Pacific Corp......................................................   100,059     11,250,634       0.4%
   Other Securities........................................................              340,119,614      12.2%
                                                                                      --------------      ----
Total Industrials..........................................................              393,703,539      14.2%
                                                                                      --------------      ----

Information Technology -- (12.1%)
  *Apple, Inc..............................................................    42,017     24,548,012       0.9%
  *Google, Inc.............................................................    11,628      7,037,614       0.3%
   Intel Corp..............................................................   517,438     14,695,239       0.5%
   International Business Machines Corp....................................    45,323      9,385,487       0.3%
   Microsoft Corp..........................................................   301,082      9,640,646       0.4%
   Oracle Corp.............................................................   213,729      6,281,495       0.2%
   Visa, Inc...............................................................    97,604     12,003,340       0.4%
   Other Securities........................................................              303,516,156      10.9%
                                                                                      --------------      ----
Total Information Technology...............................................              387,107,989      13.9%
                                                                                      --------------      ----

Materials -- (4.4%)
  #Dow Chemical Co. (The)..................................................   227,502      7,707,768       0.3%
   Other Securities........................................................              133,104,303       4.8%
                                                                                      --------------      ----
Total Materials............................................................              140,812,071       5.1%
                                                                                      --------------      ----
Other -- (0.0%)
   Other Securities........................................................                       --       0.0%
                                                                                      --------------      ----
Real Estate Investment Trusts -- (0.0%)
   Other Securities........................................................                  993,865       0.0%
                                                                                      --------------      ----
Telecommunication Services -- (2.7%)
   AT&T, Inc............................................................... 1,226,160     40,352,926       1.5%
   Verizon Communications, Inc.............................................   581,853     23,495,224       0.8%
   Other Securities........................................................               22,463,485       0.8%
                                                                                      --------------      ----
Total Telecommunication Services...........................................               86,311,635       3.1%
                                                                                      --------------      ----
Utilities -- (2.0%)
   Other Securities........................................................               65,143,031       2.3%
                                                                                      --------------      ----
TOTAL COMMON STOCKS........................................................            2,771,528,487      99.6%
                                                                                      --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities........................................................                    3,838       0.0%
                                                                                      --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio--Institutional Shares...... 8,694,868      8,694,868       0.3%
                                                                                      --------------      ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                             SHARES/
                                                                              FACE                       PERCENTAGE
                                                                             AMOUNT         VALUE+     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S) @ DFA Short Term Investment Fund......................................  424,260,218 $  424,260,218       15.3%
    @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
       05/01/12 (Collateralized by $789,371 FNMA, rates ranging from
       2.000% to 6.331%(r), maturities ranging from 01/01/19 to
       09/01/45, valued at $791,818) to be repurchased at $766,380........ $        766        766,376        0.0%
                                                                                        --------------      -----

TOTAL SECURITIES LENDING COLLATERAL.......................................                 425,026,594       15.3%
                                                                                        --------------      -----

TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,548,380,239)...................................................              $3,205,253,787      115.2%
                                                                                        ==============      =====

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  403,945,976 $     19,325   --    $  403,965,301
   Consumer Staples..............    174,716,291           --   --       174,716,291
   Energy........................    317,697,331           --   --       317,697,331
   Financials....................    511,294,825           --   --       511,294,825
   Health Care...................    289,782,609           --   --       289,782,609
   Industrials...................    393,688,362       15,177   --       393,703,539
   Information Technology........    387,107,989           --   --       387,107,989
   Materials.....................    140,812,071           --   --       140,812,071
   Other.........................             --           --   --                --
   Real Estate Investment Trusts.        993,865           --   --           993,865
   Telecommunication Services....     86,311,635           --   --        86,311,635
   Utilities.....................     65,143,031           --   --        65,143,031
Rights/Warrants..................          3,838           --   --             3,838
Temporary Cash Investments.......      8,694,868           --   --         8,694,868
Securities Lending Collateral....             --  425,026,594   --       425,026,594
                                  -------------- ------------   --    --------------
TOTAL............................ $2,780,192,691 $425,061,096   --    $3,205,253,787
                                  ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (96.0%)
AUSTRALIA -- (5.1%)
   Origin Energy, Ltd...........................   793,931 $ 10,907,766       0.6%
   Santos, Ltd..................................   673,830    9,775,229       0.5%
   Wesfarmers, Ltd..............................   886,873   27,849,422       1.4%
   Other Securities.............................             52,003,073       2.7%
                                                           ------------      ----
TOTAL AUSTRALIA.................................            100,535,490       5.2%
                                                           ------------      ----
AUSTRIA -- (0.1%)
   Other Securities.............................              2,202,291       0.1%
                                                           ------------      ----
BELGIUM -- (1.0%)
   Other Securities.............................             20,258,038       1.1%
                                                           ------------      ----
CANADA -- (11.8%)
   Encana Corp..................................   577,997   12,105,844       0.6%
   Goldcorp, Inc................................   390,268   14,945,425       0.8%
   Manulife Financial Corp...................... 1,207,980   16,520,534       0.9%
   Sun Life Financial, Inc......................   494,520   12,124,588       0.6%
   Suncor Energy, Inc........................... 1,053,799   34,808,383       1.8%
   Teck Resources, Ltd. Class B.................   389,568   14,536,090       0.8%
   Thomson Reuters Corp.........................   335,015   10,011,280       0.5%
   TransCanada Corp.............................   305,298   13,431,443       0.7%
   Other Securities.............................            103,548,176       5.4%
                                                           ------------      ----
TOTAL CANADA....................................            232,031,763      12.1%
                                                           ------------      ----
DENMARK -- (1.4%)
   Other Securities.............................             27,146,338       1.4%
                                                           ------------      ----
FINLAND -- (0.6%)
   Other Securities.............................             11,753,054       0.6%
                                                           ------------      ----
FRANCE -- (9.4%)
   AXA SA.......................................   948,963   13,484,882       0.7%
   Cie de Saint-Gobain SA.......................   282,075   11,843,020       0.6%
   France Telecom SA............................ 1,283,445   17,593,506       0.9%
   GDF Suez SA..................................   917,391   21,122,190       1.1%
   Societe Generale SA..........................   457,562   10,832,410       0.6%
   Vivendi SA...................................   949,725   17,566,594       0.9%
   Other Securities.............................             92,693,378       4.9%
                                                           ------------      ----
TOTAL FRANCE....................................            185,135,980       9.7%
                                                           ------------      ----
GERMANY -- (7.3%)
   Bayerische Motoren Werke AG..................   122,546   11,655,590       0.6%
   Daimler AG...................................   489,537   27,086,773       1.4%
   Deutsche Bank AG.............................   239,182   10,378,107       0.5%
   Deutsche Telekom AG..........................   920,799   10,381,734       0.5%
   E.ON AG......................................   972,770   22,025,193       1.2%
  #Munchener Rueckversicherungs-Gesellschaft AG.    86,591   12,577,345       0.7%
   Other Securities.............................             50,691,581       2.7%
                                                           ------------      ----
TOTAL GERMANY...................................            144,796,323       7.6%
                                                           ------------      ----
GREECE -- (0.1%)
   Other Securities.............................                944,886       0.1%
                                                           ------------      ----
HONG KONG -- (2.0%)
   Hutchison Whampoa, Ltd....................... 1,687,000   16,172,357       0.9%
   Other Securities.............................             23,546,417       1.2%
                                                           ------------      ----
TOTAL HONG KONG.................................             39,718,774       2.1%
                                                           ------------      ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                                --------- ------------ ---------------
IRELAND -- (0.3%)
   Other Securities............................           $  5,680,236       0.3%
                                                          ------------      ----
ISRAEL -- (0.6%)
   Other Securities............................             12,432,565       0.6%
                                                          ------------      ----
ITALY -- (1.3%)
   Telecom Italia SpA.......................... 8,344,059    9,466,186       0.5%
   Other Securities............................             16,879,358       0.9%
                                                          ------------      ----
TOTAL ITALY....................................             26,345,544       1.4%
                                                          ------------      ----
JAPAN -- (19.2%)
   Mitsubishi Corp.............................   805,300   17,452,430       0.9%
   Mitsubishi UFJ Financial Group, Inc......... 5,882,934   28,246,984       1.5%
  #Sony Corp. Sponsored ADR....................   678,816   11,003,607       0.6%
   Sumitomo Corp...............................   754,200   10,718,083       0.5%
   Sumitomo Mitsui Financial Group, Inc........   588,727   18,838,547       1.0%
   Toyota Motor Corp. Sponsored ADR............   268,717   21,975,676       1.1%
   Other Securities............................            269,557,342      14.1%
                                                          ------------      ----
TOTAL JAPAN....................................            377,792,669      19.7%
                                                          ------------      ----
NETHERLANDS -- (2.6%)
   ArcelorMittal NV............................   764,181   13,275,280       0.7%
   Koninklijke Philips Electronics NV..........   599,714   11,934,555       0.6%
   Other Securities............................             26,706,745       1.4%
                                                          ------------      ----
TOTAL NETHERLANDS..............................             51,916,580       2.7%
                                                          ------------      ----
NEW ZEALAND -- (0.1%)
   Other Securities............................              1,423,993       0.1%
                                                          ------------      ----
NORWAY -- (1.2%)
   Other Securities............................             23,444,644       1.2%
                                                          ------------      ----
PORTUGAL -- (0.1%)
   Other Securities............................              2,377,559       0.1%
                                                          ------------      ----
SINGAPORE -- (0.8%)
   Other Securities............................             16,281,056       0.9%
                                                          ------------      ----
SPAIN -- (1.0%)
   Other Securities............................             19,906,740       1.0%
                                                          ------------      ----
SWEDEN -- (3.0%)
   Nordea Bank AB.............................. 1,813,362   16,049,002       0.8%
  *Telefonaktiebolaget LM Ericsson AB Series B. 1,155,084   11,450,883       0.6%
   Other Securities............................             32,351,850       1.7%
                                                          ------------      ----
TOTAL SWEDEN...................................             59,851,735       3.1%
                                                          ------------      ----
SWITZERLAND -- (5.2%)
   Credit Suisse Group AG......................   570,399   13,643,323       0.7%
   Holcim, Ltd.................................   241,079   15,036,630       0.8%
   Novartis AG ADR.............................   189,650   10,462,990       0.5%
  *Swiss Re, Ltd...............................   325,311   20,427,278       1.1%
   Zurich Insurance Group AG...................    40,743    9,982,154       0.5%
   Other Securities............................             32,026,201       1.7%
                                                          ------------      ----
TOTAL SWITZERLAND..............................            101,578,576       5.3%
                                                          ------------      ----
UNITED KINGDOM -- (21.8%)
   Aviva P.L.C................................. 2,287,715   11,450,006       0.6%
   Barclays P.L.C.............................. 3,276,689   11,600,634       0.6%
   Barclays P.L.C. Sponsored ADR............... 1,025,997   14,610,197       0.7%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                              PERCENTAGE
                                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                                 ----------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   BP P.L.C. Sponsored ADR......................................................   1,721,454 $   74,728,318        3.9%
   Kingfisher P.L.C.............................................................   2,319,541     10,938,875        0.6%
  *Lloyds Banking Group P.L.C...................................................  23,061,914     11,575,796        0.6%
   Royal Dutch Shell P.L.C. ADR.................................................   1,012,251     74,258,733        3.9%
   Vodafone Group P.L.C.........................................................  13,861,205     38,367,328        2.0%
   Vodafone Group P.L.C. Sponsored ADR..........................................   1,771,807     49,309,389        2.6%
   Xstrata P.L.C................................................................   1,511,218     29,023,741        1.5%
   Other Securities.............................................................                104,920,134        5.5%
                                                                                             --------------      -----
TOTAL UNITED KINGDOM............................................................                430,783,151       22.5%
                                                                                             --------------      -----
TOTAL COMMON STOCKS.............................................................              1,894,337,985       98.9%
                                                                                             --------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
   Other Securities.............................................................                  2,825,770        0.1%
                                                                                             --------------      -----

                                                                                   SHARES/
                                                                                    FACE
                                                                                   AMOUNT       VALUE+
                                                                                 ----------- --------------
                                                                                    (000)
SECURITIES LENDING COLLATERAL -- (3.9%)
(S) @ DFA Short Term Investment Fund............................................  74,000,000     74,000,000        3.9%
    @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%(r),
       05/01/12 (Collateralized by FHLMC 2.765%(r), 07/01/36 &
       FNMA 2.230%(r), 08/01/38, valued at $3,059,012) to berepurchased at
         $2,999,048............................................................. $     2,999      2,999,031        0.1%
                                                                                             --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.............................................                 76,999,031        4.0%
                                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,047,056,220).........................................................             $1,974,162,786      103.0%
                                                                                             ==============      =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia.................. $    294,700 $  100,240,790   --    $  100,535,490
   Austria....................           --      2,202,291   --         2,202,291
   Belgium....................      516,326     19,741,712   --        20,258,038
   Canada.....................  232,031,763             --   --       232,031,763
   Denmark....................           --     27,146,338   --        27,146,338
   Finland....................           --     11,753,054   --        11,753,054
   France.....................   14,535,060    170,600,920   --       185,135,980
   Germany....................   26,070,390    118,725,933   --       144,796,323
   Greece.....................           --        944,886   --           944,886
   Hong Kong..................           --     39,718,774   --        39,718,774
   Ireland....................    2,488,250      3,191,986   --         5,680,236
   Israel.....................    1,477,480     10,955,085   --        12,432,565
   Italy......................    2,335,316     24,010,228   --        26,345,544
   Japan......................   44,032,134    333,760,535   --       377,792,669
   Netherlands................    1,467,139     50,449,441   --        51,916,580
   New Zealand................           --      1,423,993   --         1,423,993
   Norway.....................           --     23,444,644   --        23,444,644
   Portugal...................           --      2,377,559   --         2,377,559
   Singapore..................           --     16,281,056   --        16,281,056
   Spain......................      357,727     19,549,013   --        19,906,740
   Sweden.....................    1,268,226     58,583,509   --        59,851,735
   Switzerland................   11,938,257     89,640,319   --       101,578,576
   United Kingdom.............  225,338,126    205,445,025   --       430,783,151
Preferred Stocks
   Germany....................           --      2,825,770   --         2,825,770
Securities Lending Collateral.           --     76,999,031   --        76,999,031
                               ------------ --------------   --    --------------
TOTAL......................... $564,150,894 $1,410,011,892   --    $1,974,162,786
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                             --------- ------------ ---------------
COMMON STOCKS -- (95.0%)
AUSTRALIA -- (5.1%)
   Australia & New Zealand Banking Group, Ltd...............   117,748 $  2,917,000       0.2%
   Commonwealth Bank of Australia NL........................    51,776    2,792,949       0.2%
   National Australia Bank, Ltd.............................   137,265    3,588,009       0.3%
   Wesfarmers, Ltd..........................................    65,232    2,048,403       0.2%
   Westpac Banking Corp.....................................   129,797    3,058,822       0.3%
   Other Securities.........................................             47,853,835       4.0%
                                                                       ------------       ---
TOTAL AUSTRALIA.............................................             62,259,018       5.2%
                                                                       ------------       ---
AUSTRIA -- (0.4%)
   Other Securities.........................................              4,361,525       0.4%
                                                                       ------------       ---
BELGIUM -- (0.7%)
   Other Securities.........................................              8,840,845       0.7%
                                                                       ------------       ---
BRAZIL -- (2.0%)
   Petroleo Brasileiro SA ADR...............................    90,141    2,121,919       0.2%
   Other Securities.........................................             22,048,046       1.8%
                                                                       ------------       ---
TOTAL BRAZIL................................................             24,169,965       2.0%
                                                                       ------------       ---
CANADA -- (8.2%)
   Bank of Montreal.........................................    40,883    2,428,107       0.2%
   Bank of Nova Scotia......................................    42,381    2,351,044       0.2%
   Royal Bank of Canada.....................................    55,774    3,223,301       0.3%
   Suncor Energy, Inc.......................................    99,388    3,282,918       0.3%
   Toronto Dominion Bank....................................    55,000    4,648,428       0.4%
   TransCanada Corp.........................................    44,102    1,940,247       0.1%
   Other Securities.........................................             83,044,349       7.0%
                                                                       ------------       ---
TOTAL CANADA................................................            100,918,394       8.5%
                                                                       ------------       ---
CHILE -- (0.5%)
   Other Securities.........................................              6,353,956       0.5%
                                                                       ------------       ---
CHINA -- (4.6%)
   China Construction Bank Corp. Series H................... 3,488,200    2,711,479       0.2%
   China Mobile, Ltd. Sponsored ADR.........................    58,300    3,226,322       0.3%
   Other Securities.........................................             50,108,838       4.2%
                                                                       ------------       ---
TOTAL CHINA.................................................             56,046,639       4.7%
                                                                       ------------       ---
COLOMBIA -- (0.0%)
   Other Securities.........................................                282,905       0.0%
                                                                       ------------       ---
CZECH REPUBLIC -- (0.1%)
   Other Securities.........................................              1,092,280       0.1%
                                                                       ------------       ---
DENMARK -- (0.7%)
   Other Securities.........................................              8,604,191       0.7%
                                                                       ------------       ---
EGYPT -- (0.0%)
   Other Securities.........................................                107,623       0.0%
                                                                       ------------       ---
FINLAND -- (1.1%)
   Other Securities.........................................             12,954,418       1.1%
                                                                       ------------       ---
FRANCE -- (5.0%)
   BNP Paribas SA...........................................    62,126    2,507,363       0.2%
   Sanofi SA................................................    41,470    3,167,547       0.3%
   Schneider Electric SA....................................    30,730    1,892,837       0.2%
   Total SA Sponsored ADR...................................    83,723    4,027,914       0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                             --------- ------------ ---------------
FRANCE -- (Continued)
   Other Securities.........................................           $ 49,363,535       4.1%
TOTAL FRANCE................................................             60,959,196       5.1%

GERMANY -- (4.4%)
   Allianz SE...............................................    23,038    2,569,684       0.2%
   Bayerische Motoren Werke AG..............................    25,204    2,397,202       0.2%
   Daimler AG...............................................    60,108    3,325,860       0.3%
   Deutsche Bank AG.........................................    55,529    2,409,403       0.2%
   E.ON AG..................................................   111,836    2,532,160       0.2%
   Other Securities.........................................             41,320,361       3.5%
                                                                       ------------      ----
TOTAL GERMANY...............................................             54,554,670       4.6%
                                                                       ------------      ----
GREECE -- (0.2%)
   Other Securities.........................................              2,829,636       0.2%
                                                                       ------------      ----
HONG KONG -- (1.8%)
   Other Securities.........................................             21,433,000       1.8%
                                                                       ------------      ----
HUNGARY -- (0.1%)
   Other Securities.........................................              1,058,422       0.1%
                                                                       ------------      ----
INDIA -- (1.8%)
   Other Securities.........................................             22,557,612       1.9%
                                                                       ------------      ----
INDONESIA -- (0.9%)
   Other Securities.........................................             11,605,965       1.0%
                                                                       ------------      ----
IRELAND -- (0.4%)
   Other Securities.........................................              5,366,011       0.5%
                                                                       ------------      ----
ISRAEL -- (0.4%)
   Other Securities.........................................              4,807,340       0.4%
                                                                       ------------      ----
ITALY -- (1.5%)
   Other Securities.........................................             18,297,438       1.5%
                                                                       ------------      ----
JAPAN -- (14.6%)
   Mitsubishi UFJ Financial Group, Inc. ADR.................   441,377    2,100,955       0.2%
   Mizuho Financial Group, Inc.............................. 1,456,055    2,295,481       0.2%
   Sumitomo Mitsui Financial Group, Inc.....................    88,083    2,818,549       0.2%
   Toyota Motor Corp. Sponsored ADR.........................    50,053    4,093,334       0.4%
   Other Securities.........................................            168,129,742      14.1%
                                                                       ------------      ----
TOTAL JAPAN.................................................            179,438,061      15.1%
                                                                       ------------      ----
MALAYSIA -- (0.9%)
   Other Securities.........................................             11,213,472       0.9%
                                                                       ------------      ----
MEXICO -- (1.2%)
   Other Securities.........................................             14,861,039       1.3%
                                                                       ------------      ----
NETHERLANDS -- (1.7%)
   Other Securities.........................................             20,585,265       1.7%
                                                                       ------------      ----
NEW ZEALAND -- (0.2%)
   Other Securities.........................................              2,525,461       0.2%
                                                                       ------------      ----
NORWAY -- (0.8%)
   Other Securities.........................................             10,251,509       0.9%
                                                                       ------------      ----
PERU -- (0.1%)
   Other Securities.........................................                756,327       0.1%
                                                                       ------------      ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                             --------- ----------- ---------------
PHILIPPINES -- (0.4%).......................................
   Other Securities.........................................           $ 5,170,102       0.4%
                                                                       -----------       ---
POLAND -- (0.4%)............................................
   Other Securities.........................................             4,789,393       0.4%
                                                                       -----------       ---
PORTUGAL -- (0.3%)..........................................
   Other Securities.........................................             3,062,494       0.3%
                                                                       -----------       ---
RUSSIA -- (0.7%)............................................
   Gazprom OAO Sponsored ADR................................   327,309   3,790,913       0.3%
   Other Securities.........................................             5,172,565       0.5%
                                                                       -----------       ---
TOTAL RUSSIA................................................             8,963,478       0.8%
                                                                       -----------       ---
SINGAPORE -- (1.2%).........................................
   Other Securities.........................................            14,587,425       1.2%
                                                                       -----------       ---
SOUTH AFRICA -- (2.0%)......................................
   Other Securities.........................................            24,195,691       2.0%
                                                                       -----------       ---
SOUTH KOREA -- (3.8%).......................................
   Samsung Electronics Co., Ltd.............................     4,072   4,983,971       0.4%
   Other Securities.........................................            42,034,816       3.6%
                                                                       -----------       ---
TOTAL SOUTH KOREA...........................................            47,018,787       4.0%
                                                                       -----------       ---
SPAIN -- (1.4%).............................................
   Banco Santander SA.......................................   417,756   2,622,928       0.2%
   Other Securities.........................................            14,557,595       1.2%
                                                                       -----------       ---
TOTAL SPAIN.................................................            17,180,523       1.4%
                                                                       -----------       ---
SWEDEN -- (2.3%)............................................
   Other Securities.........................................            27,815,134       2.3%
                                                                       -----------       ---
SWITZERLAND -- (4.3%).......................................
   Holcim, Ltd..............................................    31,260   1,949,755       0.2%
   Nestle SA................................................    87,940   5,389,779       0.5%
   Novartis AG ADR..........................................    93,214   5,142,616       0.4%
  *Swiss Re, Ltd............................................    40,050   2,514,863       0.2%
   Zurich Insurance Group AG................................     9,853   2,414,014       0.2%
   Other Securities.........................................            35,790,080       3.0%
                                                                       -----------       ---
TOTAL SWITZERLAND...........................................            53,201,107       4.5%
                                                                       -----------       ---
TAIWAN -- (3.0%)............................................
   Other Securities.........................................            36,465,526       3.1%
                                                                       -----------       ---
THAILAND -- (0.7%)..........................................
   Other Securities.........................................             8,938,231       0.8%
                                                                       -----------       ---
TURKEY -- (0.4%)............................................
   Other Securities.........................................             5,334,114       0.4%
                                                                       -----------       ---
UNITED KINGDOM -- (14.7%)...................................
   Anglo American P.L.C.....................................    84,080   3,249,256       0.3%
  #AstraZeneca P.L.C. Sponsored ADR.........................    52,095   2,286,970       0.2%
   BP P.L.C. Sponsored ADR..................................   216,329   9,390,842       0.8%
   HSBC Holdings P.L.C......................................   337,515   3,046,811       0.2%
   HSBC Holdings P.L.C. Sponsored ADR.......................   169,832   7,671,311       0.6%
   Kingfisher P.L.C.........................................   409,408   1,930,754       0.2%
   Legal & General Group P.L.C.............................. 1,002,504   1,914,188       0.1%
  #Rio Tinto P.L.C. Sponsored ADR...........................    39,232   2,199,738       0.2%
   Royal Dutch Shell P.L.C. ADR.............................   173,404  12,720,917       1.1%
   Royal Dutch Shell P.L.C. Series B........................    59,695   2,184,514       0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                             SHARES     VALUE++     OF NET ASSETS**
                                                             ------- -------------- ---------------
UNITED KINGDOM -- (Continued)
   Standard Chartered P.L.C................................. 158,961 $    3,885,910       0.3%
   Vodafone Group P.L.C. Sponsored ADR...................... 343,133      9,549,391       0.8%
   Wolseley P.L.C...........................................  50,810      1,934,420       0.2%
   Xstrata P.L.C............................................ 176,940      3,398,226       0.3%
   Other Securities.........................................            115,316,751       9.7%
                                                                     --------------      ----
TOTAL UNITED KINGDOM........................................            180,679,999      15.2%
                                                                     --------------      ----
TOTAL COMMON STOCKS.........................................          1,166,494,187      98.0%
                                                                     --------------      ----
PREFERRED STOCKS -- (1.2%)
BRAZIL -- (1.2%)
   Petroleo Brasileiro SA ADR............................... 126,710      2,807,894       0.2%
   Other Securities.........................................             11,523,296       1.0%
                                                                     --------------      ----
TOTAL BRAZIL................................................             14,331,190       1.2%
                                                                     --------------      ----

CHILE -- (0.0%)
   Other Securities.........................................                141,379       0.0%
                                                                     --------------      ----

GERMANY -- (0.0%)
   Other Securities.........................................                743,833       0.1%
                                                                     --------------      ----

INDIA -- (0.0%)
   Other Securities.........................................                    367       0.0%
                                                                     --------------      ----

MALAYSIA -- (0.0%)
   Other Securities.........................................                 13,077       0.0%
                                                                     --------------      ----

SWEDEN -- (0.0%)
   Other Securities.........................................                  4,895       0.0%
                                                                     --------------      ----

UNITED KINGDOM -- (0.0%)
   Other Securities.........................................                 20,148       0.0%
                                                                     --------------      ----
TOTAL PREFERRED STOCKS......................................             15,254,889       1.3%
                                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.........................................                    373       0.0%
                                                                     --------------      ----

BELGIUM -- (0.0%)
   Other Securities.........................................                    243       0.0%
                                                                     --------------      ----

BRAZIL -- (0.0%)
   Other Securities.........................................                  1,922       0.0%
                                                                     --------------      ----

DENMARK -- (0.0%)
   Other Securities.........................................                    536       0.0%
                                                                     --------------      ----

HONG KONG -- (0.0%)
   Other Securities.........................................                    108       0.0%
                                                                     --------------      ----

MALAYSIA -- (0.0%)
   Other Securities.........................................                     --       0.0%
                                                                     --------------      ----

SINGAPORE -- (0.0%)
   Other Securities.........................................                 13,868       0.0%
                                                                     --------------      ----

SOUTH KOREA -- (0.0%)
   Other Securities.........................................                     --       0.0%
                                                                     --------------      ----

SPAIN -- (0.0%)
   Other Securities.........................................                      9       0.0%
                                                                     --------------      ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                     ----------- -------------- ---------------
THAILAND -- (0.0%)
   Other Securities.................................................             $       11,808        0.0%
                                                                                 --------------      -----

UNITED KINGDOM -- (0.0%)
   Other Securities.................................................                      5,166        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS...............................................                     34,033        0.0%
                                                                                 --------------      -----

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                     ----------- --------------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@DFA Short Term Investment Fund..................................  45,000,000     45,000,000        3.8%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%(r),
       05/01/12 (Collateralized by FHLMC 2.765%(r), 07/01/36 &
       FNMA 2.230%(r), 08/01/38, valued at $1,393,583) to
       be repurchased at $1,366,266................................. $     1,366      1,366,258        0.1%
                                                                                 --------------      -----

TOTAL SECURITIES LENDING COLLATERAL.................................                 46,366,258        3.9%
                                                                                 --------------      -----

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,106,809,873)                                                          $1,228,149,367      103.2%
                                                                                 ==============      =====

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                               LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                             ------------ ------------ ------- ------------
Common Stocks...............................................
   Australia................................................ $  1,824,596 $ 60,434,422   --    $ 62,259,018
   Austria..................................................           --    4,361,525   --       4,361,525
   Belgium..................................................    1,472,382    7,368,463   --       8,840,845
   Brazil...................................................   24,168,033        1,932   --      24,169,965
   Canada...................................................  100,806,297      112,097   --     100,918,394
   Chile....................................................    6,353,956           --   --       6,353,956
   China....................................................    9,457,149   46,589,490   --      56,046,639
   Colombia.................................................      282,905           --   --         282,905
   Czech Republic...........................................           --    1,092,280   --       1,092,280
   Denmark..................................................      562,499    8,041,692   --       8,604,191
   Egypt....................................................           --      107,623   --         107,623
   Finland..................................................      131,842   12,822,576   --      12,954,418
   France...................................................    8,005,540   52,953,656   --      60,959,196
   Germany..................................................    6,897,154   47,657,516   --      54,554,670
   Greece...................................................      355,940    2,473,696   --       2,829,636
   Hong Kong................................................       17,365   21,415,635   --      21,433,000
   Hungary..................................................       52,350    1,006,072   --       1,058,422
   India....................................................    1,219,880   21,337,732   --      22,557,612
   Indonesia................................................      176,406   11,429,559   --      11,605,965
   Ireland..................................................    1,410,710    3,955,301   --       5,366,011
   Israel...................................................    1,173,138    3,634,202   --       4,807,340
   Italy....................................................    2,199,605   16,097,833   --      18,297,438
   Japan....................................................   13,230,489  166,207,572   --     179,438,061
   Malaysia.................................................           --   11,213,472   --      11,213,472
   Mexico...................................................   14,861,039           --   --      14,861,039
   Netherlands..............................................    5,510,758   15,074,507   --      20,585,265
   New Zealand..............................................      148,496    2,376,965   --       2,525,461
   Norway...................................................    1,076,051    9,175,458   --      10,251,509
   Peru.....................................................      756,327           --   --         756,327
   Philippines..............................................       60,720    5,109,382   --       5,170,102
   Poland...................................................           --    4,789,393   --       4,789,393
   Portugal.................................................           --    3,062,494   --       3,062,494
   Russia...................................................      324,247    8,639,231   --       8,963,478
   Singapore................................................           --   14,587,425   --      14,587,425
   South Africa.............................................    2,934,109   21,261,582   --      24,195,691
   South Korea..............................................    3,855,721   43,163,066   --      47,018,787
   Spain....................................................    3,448,338   13,732,185   --      17,180,523
   Sweden...................................................      921,084   26,894,050   --      27,815,134
   Switzerland..............................................    9,191,640   44,009,467   --      53,201,107
   Taiwan...................................................      317,346   36,148,180   --      36,465,526
   Thailand.................................................    8,938,231           --   --       8,938,231
   Turkey...................................................       70,440    5,263,674   --       5,334,114

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                        INVESTMENT IN SECURITIES (MARKET VALUE)
                    ------------------------------------------------
                      LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                    ------------ ------------ ------- --------------
   United Kingdom..   54,747,232  125,932,767   --       180,679,999
Preferred Stocks
   Brazil..........   14,330,852          338   --        14,331,190
   Chile...........      141,379           --   --           141,379
   Germany.........           --      743,833   --           743,833
   India...........           --          367   --               367
   Malaysia........           --       13,077   --            13,077
   Sweden..........           --        4,895   --             4,895
   United Kingdom..           --       20,148   --            20,148
Rights/Warrants
   Australia.......           --          373   --               373
   Belgium.........           --          243   --               243
   Brazil..........        1,897           25   --             1,922
   Denmark.........           --          536   --               536
   Hong Kong.......           --          108   --               108
   Malaysia........           --           --   --                --
   Singapore.......           --       13,868   --            13,868
   South Korea.....           --           --   --                --
   Spain...........           --            9   --                 9
   Thailand........           --       11,808   --            11,808
   United Kingdom..           --        5,166   --             5,166
Securities Lending
  Collateral.......           --   46,366,258   --        46,366,258
                    ------------ ------------   --    --------------
TOTAL.............. $301,434,143 $926,715,224   --    $1,228,149,367
                    ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                     TAX-MANAGED                  TAX-MANAGED
                                                                   U.S. MARKETWIDE  TAX-MANAGED  U.S. TARGETED  TAX-MANAGED
                                                                        VALUE       U.S. EQUITY      VALUE     U.S. SMALL CAP
                                                                      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   --------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value.............  $  2,273,733             --            --             --
Investments at Value (including $0, $124,258, $307,253 and
  $223,794 of securities on loan, respectively)...................            --   $  1,516,917  $  2,343,679   $  1,314,889
Temporary Cash Investments at Value & Cost........................            --             --         6,496          5,564
Collateral Received from Securities on Loan at Value & Cost.......            --             77           746          1,175
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................            --        127,265       315,386        228,950
Receivables:
   Investment Securities Sold/Affiliated Investment Company
     Sold.........................................................            --             47           549            301
   Dividends and Interest.........................................            --          1,391           648            442
   Securities Lending Income......................................            --             42           137            137
   Fund Shares Sold...............................................           911            578         1,081            354
Prepaid Expenses and Other Assets.................................            11             24            21             11
                                                                    ------------   ------------  ------------   ------------
       Total Assets...............................................     2,274,655      1,646,341     2,668,743      1,551,823
                                                                    ------------   ------------  ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................            --        127,342       316,132        230,125
   Investment Securities Purchased/Affiliated Investment
     Company Purchased............................................            39             --             6          2,050
   Fund Shares Redeemed...........................................           872            973           726            504
   Due to Advisor.................................................           283            247           822            547
   Loan Payable...................................................            --            226            --             --
Accrued Expenses and Other Liabilities............................            82            121           111             73
                                                                    ------------   ------------  ------------   ------------
       Total Liabilities..........................................         1,276        128,909       317,797        233,299
                                                                    ------------   ------------  ------------   ------------
NET ASSETS........................................................  $  2,273,379   $  1,517,432  $  2,350,946   $  1,318,524
                                                                    ============   ============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........................   143,093,899    100,897,026   105,634,208     53,810,301
                                                                    ============   ============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE.......................................................  $      15.89   $      15.04  $      22.26   $      24.50
                                                                    ============   ============  ============   ============
Investments in Affiliated Investment Company at Cost..............  $  1,855,577   $         --  $         --   $         --
                                                                    ------------   ------------  ------------   ------------
Investments at Cost...............................................  $         --   $    934,534  $  1,858,419   $    902,064
                                                                    ------------   ------------  ------------   ------------
NET ASSETS CONSIST OF:
Paid-In Capital...................................................  $  2,008,393   $  1,381,627  $  1,853,328   $  1,002,910
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................         5,634          3,483         3,309          1,845
Accumulated Net Realized Gain (Loss)..............................      (158,804)      (450,061)        9,049        (99,056)
Net Unrealized Appreciation (Depreciation)........................       418,156        582,383       485,260        412,825
                                                                    ------------   ------------  ------------   ------------
NET ASSETS........................................................  $  2,273,379   $  1,517,432  $  2,350,946   $  1,318,524
                                                                    ============   ============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED...................................   700,000,000    500,000,000   700,000,000    500,000,000
                                                                    ============   ============  ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                  T.A. U.S.       TAX-MANAGED     T.A. WORLD
                                                                                    CORE       DFA INTERNATIONAL EX U.S. CORE
                                                                                  EQUITY 2           VALUE          EQUITY
                                                                                  PORTFOLIO        PORTFOLIO      PORTFOLIO*
                                                                                -------------- ----------------- ------------
ASSETS:........................................................................
Investments at Value (including $414,060, $71,825 and $49,956 of securities on
  loan, respectively).......................................................... $    2,771,532   $  1,897,164    $  1,181,783
Temporary Cash Investments at Value & Cost.....................................          8,695             --              --
Collateral Received from Securities on Loan at Value & Cost....................            766          2,999           1,366
Affiliated Collateral Received from Securities on Loan at Value & Cost.........        424,260         74,000          45,000
Foreign Currencies at Value....................................................             --          3,504           3,058
Cash...........................................................................             --            784           3,198
Receivables:
   Investment Securities Sold..................................................             76          6,369              78
   Dividends, Interest and Tax Reclaims........................................          2,127         10,238           5,653
   Securities Lending Income...................................................            164            519             184
   Fund Shares Sold............................................................          1,930            860             690
Unrealized Gain on Foreign Currency Contracts..................................             --             --              11
Prepaid Expenses and Other Assets..............................................             14             31              23
                                                                                --------------   ------------    ------------
Total Assets...................................................................      3,209,564      1,996,468       1,241,044
                                                                                --------------   ------------    ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................................        425,026         76,999          46,366
   Investment Securities Purchased.............................................             --          2,091           3,464
   Fund Shares Redeemed........................................................            772            464             450
   Due to Advisor..............................................................            506            794             394
Unrealized Loss on Foreign Currency Contracts..................................             --             --               1
Accrued Expenses and Other Liabilities.........................................            121            170              17
                                                                                --------------   ------------    ------------
       Total Liabilities.......................................................        426,425         80,518          50,692
                                                                                --------------   ------------    ------------
NET ASSETS..................................................................... $    2,783,139   $  1,915,950    $  1,190,352
                                                                                ==============   ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................    289,920,951    147,454,918     137,520,084
                                                                                ==============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE........................................................................ $         9.60   $      12.99    $       8.66
                                                                                ==============   ============    ============
Investments at Cost............................................................ $    2,114,659   $  1,970,057    $  1,060,444
                                                                                --------------   ------------    ------------
Foreign Currencies at Cost..................................................... $           --   $      3,486    $      3,047
                                                                                --------------   ------------    ------------

NET ASSETS CONSIST OF:
Paid-In Capital................................................................ $    2,113,610   $  2,011,038    $  1,061,642
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)                                                                                7,008         15,785           7,496
Accumulated Net Realized Gain (Loss)...........................................          5,648        (38,103)           (212)
Net Unrealized Foreign Exchange Gain (Loss)....................................             --            105              76
Net Unrealized Appreciation (Depreciation).....................................        656,873        (72,875)        121,350
                                                                                --------------   ------------    ------------
NET ASSETS..................................................................... $    2,783,139   $  1,915,950    $  1,190,352
                                                                                ==============   ============    ============
(1) NUMBER OF SHARES AUTHORIZED................................................  1,000,000,000    700,000,000     500,000,000
                                                                                ==============   ============    ============

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                       TAX-MANAGED
                                                                     U.S. MARKETWIDE TAX-MANAGED     TAX-MANAGED
                                                                          VALUE      U.S. EQUITY U.S. TARGETED VALUE
                                                                       PORTFOLIO*     PORTFOLIO       PORTFOLIO
                                                                     --------------- ----------- -------------------
INVESTMENT INCOME
   Dividends........................................................    $ 22,645      $ 14,348        $ 14,644
   Interest.........................................................           6             4               6
   Income from Securities Lending...................................         964           244             878
   Expenses Allocated from Affiliated Investment Company............      (2,346)           --              --
                                                                        --------      --------        --------
       Total Investment Income......................................      21,269        14,596          15,528
                                                                        --------      --------        --------
EXPENSES
   Investment Advisory Services Fees................................          --           359           4,790
   Administrative Services Fees.....................................       1,624         1,076              --
   Accounting & Transfer Agent Fees.................................          18            84             128
   Custodian Fees...................................................          --            18              23
   Filing Fees......................................................          44            33              31
   Shareholders' Reports............................................          24            14              26
   Directors'/Trustees' Fees & Expenses.............................           9             7               9
   Professional Fees................................................          15            23              30
   Other............................................................           9             9              17
                                                                        --------      --------        --------
       Total Expenses...............................................       1,743         1,623           5,054
                                                                        --------      --------        --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note C)..................................          --           (54)             --
                                                                        --------      --------        --------
   Net Expenses.....................................................       1,743         1,569           5,054
                                                                        --------      --------        --------
   NET INVESTMENT INCOME (LOSS).....................................      19,526        13,027          10,474
                                                                        --------      --------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities.....................................................          --            10              --
   Net Realized Gain (Loss) on:.....................................
       Investment Securities Sold...................................      28,153        13,192          58,292
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities........................................     181,567       144,735         181,938
                                                                        --------      --------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........................     209,720       157,937         240,230
                                                                        --------      --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.                                                           $229,246      $170,964        $250,704
                                                                        ========      ========        ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                   T.A. U.S.    TAX-MANAGED    T.A. WORLD
                                                                     TAX-MANAGED     CORE    DFA INTERNATIONAL   EX U.S.
                                                                    U.S. SMALL CAP EQUITY 2        VALUE       CORE EQUITY
                                                                      PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                    -------------- --------- ----------------- -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $2,538 and
     $1,274, respectively).........................................    $  7,923    $ 23,369       $31,585        $15,931
   Interest........................................................           4           6             1             --
   Income from Securities Lending..................................         866       1,062           748            530
                                                                       --------    --------       -------        -------
       Total Investment Income.....................................       8,793      24,437        32,334         16,461
                                                                       --------    --------       -------        -------
EXPENSES
   Investment Advisory Services Fees...............................       3,160       2,860         4,629          2,214
   Accounting & Transfer Agent Fees................................          75         143           108             69
   Custodian Fees..................................................          25          29           186            307
   Filing Fees.....................................................          34          62            52             17
   Shareholders' Reports...........................................          17          19            25             11
   Directors'/Trustees' Fees & Expenses............................           5          10             8              4
   Professional Fees...............................................          16          31            27             23
   Other...........................................................          10          16            20             11
                                                                       --------    --------       -------        -------
       Total Expenses..............................................       3,342       3,170         5,055          2,656
                                                                       --------    --------       -------        -------
   Fees Paid Indirectly............................................          --          --            (3)            (3)
                                                                       --------    --------       -------        -------
   Net Expenses....................................................       3,342       3,170         5,052          2,653
                                                                       --------    --------       -------        -------
   NET INVESTMENT INCOME (LOSS)....................................       5,451      21,267        27,282         13,808
                                                                       --------    --------       -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Receivedfrom Investment Securities...          --          37            --             --
   Net Realized Gain (Loss) on:
       Investment Securities Sold..................................      36,405      24,423        (5,804)         2,135
       Foreign Currency Transactions...............................          --          --          (282)            69
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      95,034     250,270          (883)        33,737
       Translation of Foreign Currency Denominated Amounts.........          --          --           236             11
                                                                       --------    --------       -------        -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     131,439     274,730        (6,733)        35,952
                                                                       --------    --------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....    $136,890    $295,997       $20,549        $49,760
                                                                       ========    ========       =======        =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                  TAX-MANAGED             TAX-MANAGED             TAX-MANAGED             TAX-MANAGED
                                U.S. MARKETWIDE           U.S. EQUITY            U.S. TARGETED          U.S. SMALL CAP
                                VALUE PORTFOLIO            PORTFOLIO            VALUE PORTFOLIO            PORTFOLIO
                            ----------------------  ----------------------  ----------------------  ----------------------
                            SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                               ENDED      ENDED        ENDED      ENDED        ENDED      ENDED        ENDED      ENDED
                             APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                               2012        2011        2012        2011        2012        2011        2012        2011
                            ----------- ----------  ----------- ----------  ----------- ----------  ----------- ----------
                            (UNAUDITED)             (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS...............
Operations:
   Net Investment
     Income
     (Loss)................ $   19,526  $   30,707  $   13,027  $   23,293  $   10,474  $   15,488  $    5,451  $    8,057
   Capital Gain
     Distributions
     Received from
     Investment
     Securites.............         --          --          10          --          --          --          --          --
   Net Realized Gain
     (Loss) on:
       Investment
         Securities
         Sold/
         Affiliated
         Investment
         Companies
         Sold..............     28,153      55,401      13,192      16,560      58,292     163,018      36,405      86,099
   Change in
     Unrealized
     Appreciation
     (Depreciation)
     of:
       Investment
         Securities/
         Affiliated
         Investment
         Companies.........    181,567      29,854     144,735      57,130     181,938     (52,059)     95,034       5,490
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
       Net Increase
         (Decrease)
         in Net
         Assets
         Resulting
         from
         Operations........    229,246     115,962     170,964      96,983     250,704     126,447     136,890      99,646
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
   Net Investment
     Income................    (19,267)    (29,356)    (12,900)    (22,909)     (9,186)    (15,344)     (4,908)     (7,826)
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
       Total
         Distributions.....    (19,267)    (29,356)    (12,900)    (22,909)     (9,186)    (15,344)     (4,908)     (7,826)
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Capital Share
  Transactions (1):
   Shares Issued...........    158,222     424,803     113,586     267,973     126,256     369,513      80,970     189,668
   Shares Issued in
     Lieu of Cash
     Distributions.........     18,695      28,526      12,116      20,568       9,072      15,175       4,775       7,626
   Shares
     Redeemed..............   (176,636)   (373,757)   (130,402)   (284,783)   (216,955)   (450,282)   (111,488)   (218,323)
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
       Net Increase
         (Decrease)
         from
         Capital
         Share
         Transactions......        281      79,572      (4,700)      3,758     (81,627)    (65,594)    (25,743)    (21,029)
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
       Total Increase
         (Decrease)
         in Net
         Assets............    210,260     166,178     153,364      77,832     159,891      45,509     106,239      70,791
NET ASSETS
   Beginning of
     Period................  2,063,119   1,896,941   1,364,068   1,286,236   2,191,055   2,145,546   1,212,285   1,141,494
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   End of Period........... $2,273,379  $2,063,119  $1,517,432  $1,364,068  $2,350,946  $2,191,055  $1,318,524  $1,212,285
                            ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued...........     10,505      28,609       8,104      19,801       6,040      17,877       3,461       8,418
   Shares Issued in
     Lieu of Cash
     Distributions.........      1,292       1,941         892       1,533         467         743         223         342
   Shares
     Redeemed..............    (11,760)    (25,136)     (9,278)    (21,432)    (10,303)    (21,598)     (4,805)     (9,600)
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
       Net Increase
         (Decrease)
         from Shares
         Issued and
         Redeemed..........         37       5,414        (282)        (98)     (3,796)     (2,978)     (1,121)       (840)
                            ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET
  INVESTMENT INCOME
  (DISTRIBUTIONS IN
  EXCESS OF NET
  INVESTMENT
  INCOME).................. $    5,634  $    5,375  $    3,483  $    3,356  $    3,309  $    2,021  $    1,845  $    1,302

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                            T.A. WORLD
                                                           T.A. U.S.              TAX-MANAGED                 EX U.S.
                                                         CORE EQUITY 2         DFA INTERNATIONAL            CORE EQUITY
                                                           PORTFOLIO            VALUE PORTFOLIO              PORTFOLIO
                                                    ----------------------  ----------------------   ----------------------
                                                    SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS      YEAR
                                                       ENDED      ENDED        ENDED       ENDED        ENDED       ENDED
                                                     APRIL 30,   OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,    OCT. 31,
                                                       2012        2011        2012         2011        2012         2011
                                                    ----------- ----------  ----------- ----------   ----------- ----------
                                                    (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS..................
Operations:
   Net Investment Income (Loss).................... $   21,267  $   32,960  $   27,282  $   61,460   $   13,808  $   28,745
   Capital Gain Distributions Received from
     Investment Securities.........................         37          --          --          --           --          --
   Net Realized Gain (Loss) on:
     Investment Securities Sold....................     24,423      20,516      (5,804)     68,397        2,135       3,859
     Foreign Currency Transactions.................         --          --        (282)        460**         69        (131)**
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign
       Currency....................................    250,270      80,826        (883)   (282,899)      33,737    (128,674)
     Translation of Foreign Currency
       Denominated Amounts.........................         --          --         236        (385)          11          (3)
   Change in Deferred Thailand Capital Gains
     Tax...........................................         --          --          --          --           --         316
                                                    ----------  ----------  ----------  ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations...................    295,997     134,302      20,549    (152,967)      49,760     (95,888)
                                                    ----------  ----------  ----------  ----------   ----------  ----------
Distributions From:
   Net Investment Income...........................    (18,740)    (31,850)    (18,698)    (59,500)      (9,838)    (27,820)
                                                    ----------  ----------  ----------  ----------   ----------  ----------
     Total Distributions...........................    (18,740)    (31,850)    (18,698)    (59,500)      (9,838)    (27,820)
                                                    ----------  ----------  ----------  ----------   ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................    280,349     710,062     288,695     523,994      236,575     396,289
   Shares Issued in Lieu of Cash Distributions.....     18,420      31,390      18,269      58,085        9,542      26,989
   Shares Redeemed.................................   (225,759)   (425,616)   (236,361)   (360,119)    (138,668)   (223,588)
                                                    ----------  ----------  ----------  ----------   ----------  ----------
     Net Increase (Decrease) from Capital Share
       Transactions................................     73,010     315,836      70,603     221,960      107,449     199,690
                                                    ----------  ----------  ----------  ----------   ----------  ----------
     Total Increase (Decrease) in Net Assets.......    350,267     418,288      72,454       9,493      147,371      75,982
NET ASSETS
   Beginning of Period.............................  2,432,872   2,014,584   1,843,496   1,834,003    1,042,981     966,999
                                                    ----------  ----------  ----------  ----------   ----------  ----------
   End of Period................................... $2,783,139  $2,432,872  $1,915,950  $1,843,496   $1,190,352  $1,042,981
                                                    ==========  ==========  ==========  ==========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     31,064      80,649      22,992      37,445       28,975      42,686
   Shares Issued in Lieu of Cash Distributions.....      2,139       3,600       1,504       3,994        1,219       2,902
   Shares Redeemed.................................    (25,036)    (48,716)    (18,948)    (25,779)     (17,035)    (25,134)
                                                    ----------  ----------  ----------  ----------   ----------  ----------
     Net Increase (Decrease) from Shares Issued
       and Redeemed................................      8,167      35,533       5,548      15,660       13,159      20,454
                                                    ==========  ==========  ==========  ==========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)                                           $    7,008  $    4,481  $   15,785  $    7,201   $    7,496  $    3,526

--------
** Net of foreign capital gain taxes withheld of $2 and $71, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                 ----------------------------------------------------------------------------------------------------------
                        SIX                                                          PERIOD
                      MONTHS           YEAR           YEAR           YEAR            DEC. 1,          YEAR           YEAR
                       ENDED           ENDED          ENDED          ENDED           2007 TO          ENDED          ENDED
                       APRIL           OCT.           OCT.           OCT.             OCT.            NOV.           NOV.
                        30,             31,            31,            31,              31,             30,            30,
                       2012            2011           2010           2009             2008            2007           2006
                 -----------       ----------     ----------     ----------     ----------        ----------     ----------
                    (UNAUDITED)
Net Asset
  Value,
  Beginning
  of Period .    $    14.42        $    13.78     $    11.61     $    10.59     $    17.51        $    17.67     $    15.26
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
Income from
  Investment
  Operations
 Net
   Investment
   Income
   (Loss)
   (A) .........       0.14              0.22           0.16           0.21           0.27              0.27           0.24
 Net Gains
   (Losses)
   on
   Securities
   (Realized
   and
   Unrealized)..       1.47              0.63           2.17           1.06          (6.66)            (0.16)          2.39
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
Total from
  Investment
  Operations           1.61              0.85           2.33           1.27          (6.39)             0.11           2.63
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
Less
  Distributions
 Net
   Investment
   Income.......      (0.14)            (0.21)         (0.16)         (0.25)         (0.29)            (0.27)         (0.22)
 Net
   Realized
   Gains........         --                --             --             --          (0.24)               --             --
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
   Total
     Distrib-
   utions.......      (0.14)            (0.21)         (0.16)         (0.25)         (0.53)            (0.27)         (0.22)
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
Net
  Asset
  Value,
  End of
  Period........ $    15.89        $    14.42     $    13.78     $    11.61     $    10.59        $    17.51     $    17.67
                 ==========        ==========     ==========     ==========     ==========        ==========     ==========
Total
  Return........      11.22%(C)          6.15%         20.17%         12.54%        (37.53)%(C)         0.54%         17.45%
                 ----------        ----------     ----------     ----------     ----------        ----------     ----------
Net Assets,
  End of
  Period
  (thousands)... $2,273,379        $2,063,119     $1,896,941     $1,618,256     $1,576,757        $2,747,843     $2,505,779
Ratio of
  Expenses
  to
  Average
  Net
  Assets........       0.38%(B)(D)       0.38%(D)       0.38%(D)       0.40%(D)       0.38%(B)(D)       0.37%(D)       0.38%(D)
Ratio of
  Expenses
  to
  Average
  Net
  Assets
  (Excluding
  Waivers
  and
  Assumption
  of
  Expenses
  and/or
  Recovery
  of
  Previously
  Waived
  Fees).........       0.38%(B)(D)       0.38%(D)       0.38%(D)       0.40%(D)       0.38%(B)(D)       0.37%(D)       0.38%(D)
Ratio of Net
  Investment
  Income to
  Average
  Net
  Assets........       1.81%(B)          1.45%          1.24%          2.07%          1.93%(B)          1.45%          1.47%
Portfolio
  Turnover
  Rate..........        N/A               N/A            N/A            N/A            N/A               N/A            N/A

                                                      TAX-MANAGED U.S. EQUITY PORTFOLIO
                 -------------------------------------------------------------------------------------------------------

                  SIX MONTHS        YEAR          YEAR           YEAR            PERIOD            YEAR           YEAR
                     ENDED          ENDED         ENDED          ENDED           DEC. 1,           ENDED          ENDED
                     APRIL          OCT.          OCT.           OCT.             2007             NOV.           NOV.
                      30,            31,           31,            31,              TO               30,            30,
                     2012           2011          2010           2009         OCT. 31, 2008        2007           2006
                 -----------    ----------    ----------     ----------     -------------      ----------     ----------
                  (UNAUDITED)
Net Asset
  Value,
  Beginning
  of Period .    $    13.48     $    12.70    $    10.94     $    10.36      $    15.57        $    14.75     $    13.26
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
Income from
  Investment
  Operations
 Net
   Investment
   Income
   (Loss)
   (A) .........       0.13           0.23          0.20           0.22            0.23              0.25           0.21
 Net Gains
   (Losses)
   on
   Securities
   (Realized
   and
   Unrealized)..       1.56           0.77          1.76           0.60           (5.19)             0.81           1.47
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
Total from
  Investment
  Operations           1.69           1.00          1.96           0.82           (4.96)             1.06           1.68
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
Less
  Distributions
 Net
   Investment
   Income.......      (0.13)         (0.22)        (0.20)         (0.24)          (0.25)            (0.24)         (0.19)
 Net
   Realized
   Gains........         --             --            --             --              --                --             --
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
   Total
     Distrib-
   utions.......      (0.13)         (0.22)        (0.20)         (0.24)          (0.25)            (0.24)         (0.19)
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
Net
  Asset
  Value,
  End of
  Period........ $   $15.04     $    13.48    $    12.70     $    10.94      $    10.36        $    15.57     $    14.75
                 ==========     ==========    ==========     ==========      ==========        ==========     ==========
Total
  Return........      12.63%(C)       7.92%        18.10%          8.30%         (32.30)%(C)         7.23%         12.84%
                 ----------     ----------    ----------     ----------      ----------        ----------     ----------
Net Assets,
  End of
  Period
  (thousands)... $1,517,432     $1,364,068    $1,286,236     $1,141,449      $1,268,330        $1,823,812     $1,487,611
Ratio of
  Expenses
  to
  Average
  Net
  Assets........       0.22%(B)       0.22%**       0.22%(D)       0.22%(D)        0.22%(B)(D)       0.22%(D)       0.23%(D)
Ratio of
  Expenses
  to
  Average
  Net
  Assets
  (Excluding
  Waivers
  and
  Assumption
  of
  Expenses
  and/or
  Recovery
  of
  Previously
  Waived
  Fees).........       0.23%(B)       0.23%**       0.23%(D)       0.26%(D)        0.23%(B)(D)       0.23%(D)       0.24%(D)
Ratio of Net
  Investment
  Income to
  Average
  Net
  Assets........       1.83%(B)       1.65%         1.70%          2.24%           1.76%(B)          1.59%          1.55%
Portfolio
  Turnover
  Rate..........          5%(C)         11%*         N/A            N/A             N/A               N/A            N/A

* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
** Represents the combined ratios for the Portfolio and for the period
   November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                        -------------------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        YEAR        YEAR         PERIOD           YEAR        YEAR
                            ENDED        ENDED       ENDED       ENDED         DEC. 1,         ENDED       ENDED
                          APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,       2007 TO        NOV. 30,    NOV. 30,
                            2012          2011        2010        2009      OCT. 31, 2008       2007        2006
                        -----------    ----------  ----------  ----------  -------------    ----------   ----------
                         (UNAUDITED)
Net Asset
  Value,
  Beginning
  of Period .           $    20.02     $    19.09  $    14.96  $    14.41   $    23.09      $    27.39   $    25.60
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
Income from
  Investment
  Operations
 Net Investment Income
   (Loss) (A) .........       0.10           0.14        0.11        0.14         0.20            0.25         0.22
 Net Gains
   (Losses)
   on
   Securities
   (Realized
   and
   Unrealized).........       2.23           0.93        4.13        0.60        (7.29)          (1.87)        3.90
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
   Total
     from
     Investment
     Operations........       2.33           1.07        4.24        0.74        (7.09)          (1.62)        4.12
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
Less
  Distributions
 Net
   Investment
   Income..............      (0.09)         (0.14)      (0.11)      (0.19)       (0.18)          (0.24)       (0.19)
 Net
   Realized
   Gains...............         --             --          --          --        (1.41)          (2.44)       (2.14)
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
   Total
     Distributions.....      (0.09)         (0.14)      (0.11)      (0.19)       (1.59)          (2.68)       (2.33)
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
Net Asset
  Value, End
  of
  Period............... $    22.26     $    20.02  $    19.09  $    14.96   $    14.41      $    23.09   $    27.39
                        ==========     ==========  ==========  ==========   ==========      ==========   ==========
Total
  Return...............      11.68%(C)       5.58%      28.43%       5.41%      (32.85)%(C)      (6.58)%      17.70%
                        ----------     ----------  ----------  ----------   ----------      ----------   ----------
Net Assets,
  End of
  Period
  (thousands).......... $2,350,946     $2,191,055  $2,145,546  $1,700,343   $1,662,774      $2,905,694   $3,203,763
Ratio of
  Expenses
  to Average
  Net
  Assets...............       0.45%(B)       0.44%       0.45%       0.47%        0.45%(B)        0.47%        0.53%
Ratio of Net
  Investment
  Income to
  Average
  Net
  Assets...............       0.92%(B)       0.66%       0.63%       1.04%        1.07%(B)        0.98%        0.85%
Portfolio
  Turnover
  Rate.................          7%(C)         21%         26%         34%          40%(C)          28%          35%

                                                   TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                        -----------------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        YEAR       YEAR        PERIOD           YEAR        YEAR
                            ENDED        ENDED       ENDED      ENDED        DEC. 1,         ENDED       ENDED
                          APRIL 30,     OCT. 31,    OCT. 31,   OCT. 31,      2007 TO        NOV. 30,    NOV. 30,
                            2012          2011        2010       2009     OCT. 31, 2008       2007        2006
                        -----------    ----------  ----------  --------  -------------    ----------   ----------
                         (UNAUDITED)
Net Asset
  Value,
  Beginning
  of Period .           $    22.07     $    20.47  $    16.26  $  15.83   $    25.86      $    26.27   $    22.95
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
Income from
  Investment
  Operations
 Net Investment Income
   (Loss) (A) .........       0.10           0.15        0.11      0.13         0.19            0.18         0.10
 Net Gains
   (Losses)
   on
   Securities
   (Realized
   and
   Unrealized).........       2.42           1.59        4.20      0.47        (7.87)          (0.42)        3.30
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
   Total
     from
     Investment
     Operations........       2.52           1.74        4.31      0.60        (7.68)          (0.24)        3.40
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
Less
  Distributions
 Net
   Investment
   Income..............      (0.09)         (0.14)      (0.10)    (0.17)       (0.18)          (0.17)       (0.08)
 Net
   Realized
   Gains...............         --             --          --        --        (2.17)             --           --
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
   Total
     Distributions.....      (0.09)         (0.14)      (0.10)    (0.17)       (2.35)          (0.17)       (0.08)
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
Net Asset
  Value, End
  of
  Period............... $    24.50     $    22.07  $    20.47  $  16.26   $    15.83      $    25.86   $    26.27
                        ==========     ==========  ==========  ========   ==========      ==========   ==========
Total
  Return...............      11.48%(C)       8.50%      26.61%     3.98%      (32.53)%(C)      (0.94)%      14.88%
                        ----------     ----------  ----------  --------   ----------      ----------   ----------
Net Assets,
  End of
  Period
  (thousands).......... $1,318,524     $1,212,285  $1,141,494  $957,145   $1,077,395      $1,779,245   $1,653,038
Ratio of
  Expenses
  to Average
  Net
  Assets...............       0.53%(B)       0.53%       0.53%     0.55%        0.53%(B)        0.53%        0.53%
Ratio of Net
  Investment
  Income to
  Average
  Net
  Assets...............       0.87%(B)       0.64%       0.58%     0.88%        0.98%(B)        0.65%        0.41%
Portfolio
  Turnover
  Rate.................         11%(C)         22%         27%       28%          39%(C)          31%          22%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                   --------------------------------------------------------------------------
                                                                                         PERIOD         PERIOD
                                    SIX MONTHS       YEAR        YEAR        YEAR       DEC. 1,        OCT. 4,
                                       ENDED        ENDED       ENDED       ENDED       2007 TO       2007(a) TO
                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,       NOV. 30,
                                       2012          2011        2010        2009         2008           2007
                                   -----------    ----------  ----------  ----------  --------      ----------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period ......................... $     8.63     $     8.18  $     6.83  $     6.31  $   9.40       $  10.00
                                   ----------     ----------  ----------  ----------  --------       --------
Income from Investment Operations
  Net Investment Income (Loss)
   (A) ...........................       0.07           0.12        0.11        0.11      0.13           0.02
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.97           0.45        1.35        0.52     (3.12)         (0.62)
                                   ----------     ----------  ----------  ----------  --------       --------
   Total from Investment
     Operations...................       1.04           0.57        1.46        0.63     (2.99)         (0.60)
                                   ----------     ----------  ----------  ----------  --------       --------
Less Distributions
  Net Investment Income...........      (0.07)         (0.12)      (0.11)      (0.11)    (0.10)            --
  Net Realized Gains..............         --             --          --          --        --             --
                                   ----------     ----------  ----------  ----------  --------       --------
   Total Distributions............      (0.07)         (0.12)      (0.11)      (0.11)    (0.10)            --
                                   ----------     ----------  ----------  ----------  --------       --------
Net Asset Value, End of Period.... $     9.60     $     8.63  $     8.18  $     6.83  $   6.31       $   9.40
                                   ==========     ==========  ==========  ==========  ========       ========
Total Return......................      12.09%(C)       6.97%      21.49%      10.28%   (32.16)%(C)     (6.00)%(C)
                                   ----------     ----------  ----------  ----------  --------       --------
Net Assets, End of Period
  (thousands)..................... $2,783,139     $2,432,872  $2,014,584  $1,444,886  $585,165       $106,507
Ratio of Expenses to Average Net
  Assets..........................       0.25%(B)       0.24%       0.25%       0.28%     0.29%(B)       0.30%(B)(E)
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)..       0.25%(B)       0.24%       0.25%       0.28%     0.29%(B)       0.60%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets..............       1.65%(B)       1.39%       1.45%       1.82%     1.75%(B)       2.09%(B)(E)
Portfolio Turnover Rate...........          3%(C)          6%          5%          5%        9%(C)          0%(C)

                                                          TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                   ------------------------------------------------------------------------------------------
                                                                                           PERIOD
                                    SIX MONTHS        YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                       ENDED         ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                     APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012           2011        2010        2009          2008          2007        2006
                                   -----------    ----------   ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period ......................... $    12.99     $    14.53   $    13.49  $    10.55  $    21.91      $    19.96  $    15.51
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Income from Investment Operations
  Net Investment Income (Loss)
   (A) ...........................       0.19           0.46         0.31        0.32        0.59            0.59        0.54
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      (0.06)         (1.55)        1.03        3.00       (9.60)           2.76        4.71
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total from Investment
     Operations...................       0.13          (1.09)        1.34        3.32       (9.01)           3.35        5.25
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
  Net Investment Income...........      (0.13)         (0.45)       (0.30)      (0.38)      (0.64)          (0.48)      (0.59)
  Net Realized Gains..............         --             --           --          --       (1.71)          (0.92)      (0.21)
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
   Total Distributions............      (0.13)         (0.45)       (0.30)      (0.38)      (2.35)          (1.40)      (0.80)
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.... $    12.99     $    12.99   $    14.53  $    13.49  $    10.55      $    21.91  $    19.96
                                   ==========     ==========   ==========  ==========  ==========      ==========  ==========
Total Return......................       1.09%(C)      (7.81)%      10.34%      32.27%     (45.58)%(C)      17.51%      35.01%
                                   ----------     ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $1,915,950     $1,843,496   $1,834,003  $1,637,834  $1,393,229      $2,859,270  $2,370,683
Ratio of Expenses to Average Net
  Assets..........................       0.55%(B)       0.55%        0.55%       0.56%       0.54%(B)        0.54%       0.54%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees and Fees Paid Indirectly)..       0.55%(B)       0.55%        0.55%       0.56%       0.54%(B)        0.54%       0.54%
Ratio of Net Investment Income to
  Average Net Assets..............       2.96%(B)       3.16%        2.29%       2.92%       3.76%(B)        2.77%       3.04%
Portfolio Turnover Rate...........         11%(C)         16%          28%         24%         24%(C)          20%         13%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            T.A WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                                --------------------------------------------------------
                                                                                                                    PERIOD
                                                                                                                   MARCH 6,
                                                                 SIX MONTHS        YEAR       YEAR      YEAR       2008(a)
                                                                    ENDED         ENDED      ENDED     ENDED          TO
                                                                  APRIL 30,      OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                                    2012           2011       2010      2009         2008
                                                                -----------    ----------   --------  --------  --------
                                                                 (UNAUDITED)
Net Asset Value, Beginning of Period........................... $     8.39     $     9.31   $   8.13  $   5.85  $  10.00
                                                                ----------     ----------   --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)............................       0.10           0.25       0.17      0.16      0.15
   Net Gains (Losses) on Securities (Realized and Unrealized)..       0.25          (0.93)      1.17      2.27     (4.15)
                                                                ----------     ----------   --------  --------  --------
       Total from Investment Operations........................       0.35          (0.68)      1.34      2.43     (4.00)
                                                                ----------     ----------   --------  --------  --------
Less Distributions
------------------
   Net Investment Income.......................................      (0.08)         (0.24)     (0.16)    (0.15)    (0.15)
                                                                ----------     ----------   --------  --------  --------
       Total Distributions.....................................      (0.08)         (0.24)     (0.16)    (0.15)    (0.15)
                                                                ----------     ----------   --------  --------  --------
Net Asset Value, End of Period................................. $     8.66     $     8.39   $   9.31  $   8.13  $   5.85
                                                                ==========     ==========   ========  ========  ========
Total Return...................................................       4.25%(C)      (7.55)%    16.78%    42.13%   (40.61)%(C)
                                                                ----------     ----------   --------  --------  --------
Net Assets, End of Period (thousands).......................... $1,190,352     $1,042,981   $966,999  $668,728  $228,318
Ratio of Expenses to Average Net Assets........................       0.48%(B)       0.48%      0.48%     0.54%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
  Assumption of Expenses and/or Recovery of Previously Waived
  Fees and Fees Paid Indirectly)...............................       0.48%(B)       0.48%      0.48%     0.51%     0.85%(B)(E)
Ratio of Net Investment Income to Average Net Assets...........       2.51%(B)       2.63%      2.00%     2.38%     3.27%(B)(E)
Portfolio Turnover Rate........................................          1%(C)          5%         2%        5%        2%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-six operational portfolios, seven of which (the "Portfolios") are included in this section of the report. The remaining fifty-nine portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2012, Tax-Managed U.S. Marketwide Value Portfolio owned 71% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series. At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its prorata share of cash and securities from The Tax-Managed U.S. Equity Series in a complete liquidation of its interest in the Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed

DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the International Equity Portfolios' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierachy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor does not receive additional compensation for the investment advisory services it provides for the Feeder Fund. For the six months ended April 30, 2012, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                   ADMINISTRATIVE   ADVISORY
                                                   SERVICES FEES  SERVICES FEES
                                                   -------------- -------------
Tax-Managed U.S. Marketwide Value Portfolio.......      0.15%           --
Tax-Managed U.S. Equity Portfolio.................      0.15%         0.05%
Tax-Managed U.S. Targeted Value Portfolio.........        --          0.42%
Tax-Managed U.S. Small Cap Portfolio..............        --          0.50%
T.A. U.S. Core Equity 2 Portfolio.................        --          0.22%
Tax-Managed DFA International Value Portfolio.....        --          0.50%
T.A. World ex U.S. Core Equity Portfolio..........        --          0.40%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2012, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                  PREVIOUSLY
                                                                  RECOVERY       WAIVED FEES/
                                                    EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                   LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
                                                     AMOUNT   EXPENSES ASSUMED     RECOVERY
                                                   ---------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1).............    0.22%          --              $536
T.A. U.S. Core Equity 2 Portfolio (2).............    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (3)......    0.60%          --                --

(1)The Advisor has contractually agreed to waive its administration fee and investment advisory fee and assume the expenses of the Portfolio to the extent necessary to reduce the Portfolio's total operating expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount, as listed above.

(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

(3)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its invesment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2012, expenses reduced were as follows (amounts in thousands):

                                                   FEES PAID
                                                   INDIRECTLY
                                                   ----------
Tax-Managed DFA International Value Portfolio.....     $3
T.A. World ex U.S. Core Equity Portfolio..........      3

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2012, the total related amounts paid to the CCO by the Fund were $116 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio....... $55
Tax-Managed U.S. Equity Portfolio.................  78
Tax-Managed U.S. Targeted Value Portfolio.........  58
Tax-Managed U.S. Small Cap Portfolio..............  34
T.A. U.S. Core Equity 2 Portfolio.................  47
Tax-Managed DFA International Value Portfolio.....  52
T.A. World ex U.S. Core Equity Portfolio..........  21

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES  SALES
                                                   --------- --------
Tax-Managed U.S. Equity Portfolio................. $ 67,679  $ 69,176
Tax-Managed U.S. Targeted Value Portfolio.........  169,379   247,190
Tax-Managed U.S. Small Cap Portfolio..............  138,629   167,014
T.A. U.S. Core Equity 2 Portfolio.................  136,476    73,282
Tax-Managed DFA International Value Portfolio.....  284,232   204,514
T.A. World ex U.S. Core Equity Portfolio..........  123,584    16,511

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net realized foreign currency gains/(losses), realized gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and the distribution of assets and liabilities by a partnership in complete liquidation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      INCREASE       INCREASE
                                                                     (DECREASE)     (DECREASE)
                                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                   --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio.......         --          $ (51)        $    51
Tax Managed U.S. Equity Portfolio.................     $1,248              2          (1,250)
Tax-Managed U.S. Targeted Value Portfolio.........         --           (117)            117
Tax Managed U.S. Small Cap Portfolio..............         --           (213)            213
T.A. U.S. Core Equity 2 Portfolio.................        934           (938)              4
Tax-Managed DFA International Value Portfolio.....      1,630            129          (1,759)
T.A. World ex U.S. Core Equity Portfolio..........      1,100           (780)           (320)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM    LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAIN  TOTAL
                                                   -------------- ------------ -------
Tax-Managed U.S. Marketwide Value Portfolio
2010..............................................    $21,400          --      $21,400
2011..............................................     29,356          --       29,356
Tax-Managed U.S. Equity Portfolio
2010..............................................     20,546          --       20,546
2011..............................................     22,909          --       22,909
Tax-Managed U.S. Targeted Value Portfolio
2010..............................................     11,978          --       11,978
2011..............................................     15,344          --       15,344
Tax-Managed U.S. Small Cap Portfolio
2010..............................................      5,779          --        5,779
2011..............................................      7,826          --        7,826
T.A. U.S. Core Equity 2 Portfolio
2010..............................................     24,397          --       24,397
2011..............................................     32,785          --       32,785
Tax-Managed DFA International Value Portfolio
2010..............................................     37,438          --       37,438
2011..............................................     61,130          --       61,130
T.A. World ex U.S. Core Equity Portfolio
2010..............................................     14,786          --       14,786
2011..............................................     28,920          --       28,920

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                   NET INVESTMENT
                                                       INCOME
                                                   AND SHORT-TERM   LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                   -------------- ------------- ------
T.A. U.S. Core Equity 2 Portfolio.................     $  935          --       $  935
Tax-Managed DFA International Value Portfolio.....      1,630          --        1,630
T.A. World ex U.S. Core Equity Portfolio..........      1,100          --        1,100

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED                 TOTAL NET
                                                   NET INVESTMENT              DISTRIBUTABLE
                                                     INCOME AND     CAPITAL      EARNINGS
                                                     SHORT-TERM       LOSS     (ACCUMULATED
                                                   CAPITAL GAINS  CARRYFORWARD    LOSSES)
                                                   -------------- ------------ -------------
Tax-Managed U.S. Marketwide Value Portfolio.......     $5,710      $(186,464)    $(180,754)
Tax-Managed U.S. Equity Portfolio.................      3,475       (461,800)     (458,325)
Tax-Managed U.S. Targeted Value Portfolio.........      3,655        (48,683)      (45,028)
Tax-Managed U.S. Small Cap Portfolio..............      1,834       (135,046)     (133,212)

                                                   UNDISTRIBUTED                 TOTAL NET
                                                   NET INVESTMENT              DISTRIBUTABLE
                                                     INCOME AND     CAPITAL      EARNINGS
                                                     SHORT-TERM       LOSS     (ACCUMULATED
                                                   CAPITAL GAINS  CARRYFORWARD    LOSSES)
                                                   -------------- ------------ -------------
T.A. U.S. Core Equity 2 Portfolio.................     $4,698       $(16,156)    $(11,458)
Tax-Managed DFA International Value Portfolio.....      7,248        (28,430)     (21,182)
T.A. World ex U.S. Core Equity Portfolio..........      4,728           (120)       4,608

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                        EXPIRES ON OCTOBER 31,
                                                   --------------------------------
                                                    2013   2014     2016     2017    TOTAL
                                                   ------ ------- -------- -------- --------
Tax-Managed U.S. Marketwide Value Portfolio.......     --      -- $ 17,667 $168,797 $186,464
Tax-Managed U.S. Equity Portfolio................. $5,878 $27,199  142,157  286,566  461,800
Tax-Managed U.S. Targeted Value Portfolio.........     --      --       --   48,683   48,683
Tax-Managed U.S. Small Cap Portfolio..............     --      --       --  135,046  135,046
T.A. U.S. Core Equity 2 Portfolio.................     --      --       --   16,156   16,156
Tax-Managed DFA International Value Portfolio.....     --      --       --   28,430   28,430
T.A. World ex U.S. Core Equity Portfolio..........     --      --       --      120      120

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Tax-Managed U.S. Marketwide Value Portfolio....... $ 55,379
Tax-Managed U.S. Equity Portfolio.................   16,320
Tax Managed U.S. Targeted Value Portfolio.........  163,223
Tax Managed U.S. Small Cap Portfolio..............   86,193
T.A. U.S. Core Equity 2 Portfolio.................   19,765
Tax-Managed DFA International Value Portfolio.....   66,034
T.A. World ex U.S. Core Equity Portfolio..........    3,409

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                    FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ---------- ------------ -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio....... $1,856,056   $592,149     $(174,472)      $417,677
Tax-Managed U.S. Equity Portfolio.................  1,062,210    611,117       (29,068)       582,049
Tax-Managed U.S. Targeted Value Portfolio.........  2,181,607    658,985      (174,285)       484,700
Tax-Managed U.S. Small Cap Portfolio..............  1,138,133    465,652       (53,207)       412,445
T.A. U.S. Core Equity 2 Portfolio.................  2,551,060    772,133      (117,940)       654,193
Tax-Managed DFA International Value Portfolio.....  2,050,630    198,666      (275,133)       (76,467)
T.A. World ex U.S. Core Equity Portfolio..........  1,109,106    255,600      (136,557)       119,043

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Portfolios had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2012.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio.................     0.82%        $1,051          4         --        $ 2,740
Tax-Managed U.S. Targeted Value Portfolio.........     0.82%         2,965          5         --          4,628
T.A. U.S. Core Equity 2 Portfolio.................     0.82%         2,517          3         --          5,219
Tax-Managed DFA International Value Portfolio.....     0.83%         3,851         20        $ 2         13,457
T.A. World ex U.S. Core Equity Portfolio..........     0.83%         1,864         13          1          8,826

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2012 that each Portfolio's available line of credit was utilized.

   At April 30, 2012, Tax-Managed U.S Equity Portfolio had a loan outstanding in the amount of $226 (in thousands).

I. SECURITIES LENDING:

   As of April 30, 2012, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, T.A. World ex U.S. Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $8,936 (in thousands). Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At April 30, 2012, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio.......      3             91%
Tax-Managed U.S. Equity Portfolio.................      3             88%
Tax-Managed U.S. Targeted Value Portfolio.........      3             96%
Tax-Managed U.S. Small Cap Portfolio..............      3             95%
T.A. U.S. Core Equity 2 Portfolio.................      3             92%
Tax-Managed DFA International Value Portfolio.....      3             95%
T.A. World ex U.S. Core Equity Portfolio..........      3             88%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2012

EXPENSE TABLE

                                                   BEGINNING  ENDING              EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                     VALUE    VALUE     EXPENSE    DURING
                                                   11/01/11  04/30/12    RATIO*   PERIOD*
                                                   --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return................................ $1,000.00 $1,112.74    0.22%    $1.16
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.77    0.22%    $1.11

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments.The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Consumer Discretionary............................  18.4%
Consumer Staples..................................   8.0%
Energy............................................  15.7%
Financials........................................  16.4%
Health Care.......................................   9.6%
Industrials.......................................  15.2%
Information Technology............................   6.1%
Materials.........................................   3.4%
Other.............................................    --
Telecommunication Services........................   6.6%
Utilities.........................................   0.6%
                                                   -----
                                                   100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                    SHARES      VALUE+    OF NET ASSETS**
                                                   --------- ------------ ---------------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (17.4%)
   Carnival Corp..................................   489,649 $ 15,908,696       0.5%
   Comcast Corp. Class A.......................... 3,570,978  108,307,763       3.4%
   Comcast Corp. Special Class A.................. 1,432,185   42,722,079       1.3%
 #*General Motors Co..............................   674,707   15,518,261       0.5%
  *Liberty Interactive Corp. Class A..............   882,463   16,625,603       0.5%
   Lowe's Cos., Inc...............................   426,902   13,434,606       0.4%
  #News Corp. Class A............................. 1,631,529   31,977,968       1.0%
   Time Warner Cable, Inc.........................   693,942   55,827,634       1.8%
  #Time Warner, Inc............................... 1,534,860   57,495,856       1.8%
   Wyndham Worldwide Corp.........................   262,116   13,194,919       0.4%
   Other Securities...............................            212,587,270       6.7%
                                                             ------------      ----
Total Consumer Discretionary......................            583,600,655      18.3%
                                                             ------------      ----

Consumer Staples -- (7.6%)
   Archer-Daniels-Midland Co......................   813,476   25,079,465       0.8%
   CVS Caremark Corp.............................. 1,510,745   67,409,442       2.1%
   Kraft Foods, Inc. Class A...................... 2,081,099   82,973,417       2.6%
   Other Securities...............................             79,792,493       2.5%
                                                             ------------      ----
Total Consumer Staples............................            255,254,817       8.0%
                                                             ------------      ----

Energy -- (14.8%)
   Anadarko Petroleum Corp........................   845,068   61,867,428       2.0%
   Apache Corp....................................   292,215   28,035,107       0.9%
   Chevron Corp...................................   452,159   48,182,063       1.5%
   ConocoPhillips................................. 1,766,829  126,557,961       4.0%
   Hess Corp......................................   378,130   19,715,698       0.6%
   Marathon Oil Corp..............................   903,937   26,521,512       0.8%
   Marathon Petroleum Corp........................   451,968   18,806,388       0.6%
   National Oilwell Varco, Inc....................   169,032   12,805,864       0.4%
   Transocean, Ltd................................   274,265   13,820,213       0.4%
  #Valero Energy Corp.............................   658,099   16,255,045       0.5%
   Other Securities...............................            125,887,466       4.0%
                                                             ------------      ----
Total Energy......................................            498,454,745      15.7%
                                                             ------------      ----

Financials -- (15.5%)
   Bank of America Corp........................... 5,654,292   45,856,308       1.4%
   Capital One Financial Corp.....................   491,088   27,245,562       0.9%
   Citigroup, Inc................................. 2,115,722   69,903,455       2.2%
  #CME Group, Inc.................................    82,877   22,030,364       0.7%
   JPMorgan Chase & Co............................   750,334   32,249,355       1.0%
   MetLife, Inc................................... 1,126,173   40,576,013       1.3%
   Morgan Stanley................................. 1,476,248   25,509,565       0.8%
   Prudential Financial, Inc......................   497,625   30,126,218       0.9%
   Other Securities...............................            225,652,372       7.1%
                                                             ------------      ----
Total Financials..................................            519,149,212      16.3%
                                                             ------------      ----

Health Care -- (9.1%)
   Aetna, Inc.....................................   503,313   22,165,905       0.7%
   Humana, Inc....................................   236,814   19,106,154       0.6%
   Pfizer, Inc.................................... 5,208,907  119,440,238       3.7%
   Thermo Fisher Scientific, Inc..................   499,520   27,798,288       0.9%
   WellPoint, Inc.................................   504,640   34,224,685       1.1%
   Other Securities...............................             82,049,987       2.6%
                                                             ------------      ----
Total Health Care.................................            304,785,257       9.6%
                                                             ------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                SHARES        VALUE+     OF NET ASSETS**
                                                             ------------ -------------- ---------------
Industrials -- (14.3%)
   CSX Corp.................................................    1,242,950 $   27,730,214       0.9%
   General Electric Co......................................    5,593,904    109,528,640       3.4%
   Norfolk Southern Corp....................................      545,229     39,763,551       1.2%
   Northrop Grumman Corp....................................      337,038     21,327,765       0.7%
   Tyco International, Ltd..................................      405,140     22,740,508       0.7%
   Union Pacific Corp.......................................      480,399     54,016,064       1.7%
   Other Securities.........................................                 205,823,680       6.5%
                                                                          --------------      ----
Total Industrials...........................................                 480,930,422      15.1%
                                                                          --------------      ----

Information Technology -- (5.8%)
  #Activision Blizzard, Inc.................................      982,162     12,640,425       0.4%
   Corning, Inc.............................................    1,298,385     18,631,825       0.6%
   Xerox Corp...............................................    1,791,473     13,937,660       0.4%
  *Yahoo!, Inc..............................................    1,048,770     16,297,886       0.5%
   Other Securities.........................................                 132,137,524       4.2%
                                                                          --------------      ----
Total Information Technology................................                 193,645,320       6.1%
                                                                          --------------      ----

Materials -- (3.2%)
   International Paper Co...................................      493,615     16,442,316       0.5%
   Other Securities.........................................                  90,345,791       2.8%
                                                                          --------------      ----
Total Materials.............................................                 106,788,107       3.3%
                                                                          --------------      ----

Other -- (0.0%)
   Other Securities.........................................                          54       0.0%
                                                                          --------------      ----

Telecommunication Services -- (6.2%)
   AT&T, Inc................................................    4,065,906    133,808,966       4.2%
   CenturyLink, Inc.........................................      536,163     20,674,445       0.7%
   Verizon Communications, Inc..............................      855,430     34,542,263       1.1%
   Other Securities.........................................                  20,559,510       0.6%
                                                                          --------------      ----
Total Telecommunication Services............................                 209,585,184       6.6%
                                                                          --------------      ----

Utilities -- (0.5%)
   Other Securities.........................................                  18,320,919       0.6%
                                                                          --------------      ----
TOTAL COMMON STOCKS.........................................               3,170,514,692      99.6%
                                                                          --------------      ----

TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares........................   11,813,025     11,813,025       0.4%
                                                                          --------------      ----

                                                                SHARES/
                                                                 FACE
                                                                AMOUNT
                                                             ------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (5.2%)
 (S)@DFA Short Term Investment Fund.........................  174,346,139    174,346,139       5.5%
    @Repurchase Agreement, JPMorgan Securities LLC 0.21%,
       05/01/12 (Collateralized by $1,603,475 FNMA, rates
       rangingfrom 2.000% to 6.331%(r), maturities ranging
       from 01/01/19 to 09/01/45, valued at $1,608,446) to
       be repurchased at $1,556,774......................... $      1,557      1,556,765       0.0%
TOTAL SECURITIES LENDING COLLATERAL.........................                 175,902,904       5.5%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                    PERCENTAGE
                                                       VALUE+     OF NET ASSETS
                                                   -------------- -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,770,249,146)........................... $3,358,230,621     105.5%

Summary of the Series' investments as of April 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary......................... $  583,600,655           --   --    $  583,600,655
   Consumer Staples...............................    255,254,817           --   --       255,254,817
   Energy.........................................    498,454,745           --   --       498,454,745
   Financials.....................................    519,149,212           --   --       519,149,212
   Health Care....................................    304,785,257           --   --       304,785,257
   Industrials....................................    480,916,192 $     14,230   --       480,930,422
   Information Technology.........................    193,645,320           --   --       193,645,320
   Materials......................................    106,788,107           --   --       106,788,107
   Other..........................................             --           54   --                54
   Telecommunication Services.....................    209,585,184           --   --       209,585,184
   Utilities......................................     18,320,919           --   --        18,320,919
Temporary Cash Investments........................     11,813,025           --   --        11,813,025
Securities Lending Collateral.....................             --  175,902,904   --       175,902,904
                                                   -------------- ------------   --    --------------
TOTAL............................................. $3,182,313,433 $175,917,188   --    $3,358,230,621
                                                   ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $171,212 of securities on loan, respectively)... $3,170,515
Temporary Cash Investments at Value & Cost......................................     11,813
Collateral Received from Securities on Loan at Value & Cost.....................      1,557
Affiliated Collateral Received from Securities on Loan at Value & Cost..........    174,346
Receivables:
   Investment Securities Sold...................................................      1,961
   Dividends and Interest.......................................................      3,494
   Securities Lending Income....................................................        153
   Fund Shares Sold.............................................................         40
Prepaid Expenses and Other Assets...............................................          5
                                                                                 ----------
       Total Assets.............................................................  3,363,884
                                                                                 ----------
LIABILITIES:....................................................................
Payables:
   Upon Return of Securities Loaned.............................................    175,903
   Investment Securities Purchased..............................................      3,417
   Due to Advisor...............................................................        529
Accrued Expenses and Other Liabilities..........................................        154
                                                                                 ----------
       Total Liabilities........................................................    180,003
                                                                                 ----------
NET ASSETS...................................................................... $3,183,881
                                                                                 ==========
Investments at Cost............................................................. $2,582,534
                                                                                 ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2012
                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends.................................................... $ 31,743
   Interest.....................................................        8
   Income from Securities Lending...............................    1,352
                                                                 --------
       Total Investment Income..................................   33,103
                                                                 --------
EXPENSES
   Investment Advisory Services Fees............................    3,035
   Accounting & Transfer Agent Fees.............................      150
   Custodian Fees...............................................       22
   Shareholders' Reports........................................        7
   Directors'/Trustees' Fees & Expenses.........................       12
   Professional Fees............................................       48
   Other........................................................       15
                                                                 --------
       Total Expenses...........................................    3,289
                                                                 --------
   NET INVESTMENT INCOME (LOSS).................................   29,814
                                                                 --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................   39,721
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities....................................  253,956
                                                                 --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................  293,677
                                                                 --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $323,491
                                                                 ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                  SIX MONTHS     YEAR
                                                                                     ENDED      ENDED
                                                                                   APRIL 30,   OCT. 31,
                                                                                     2012        2011
                                                                                  ----------- ----------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:......................................................................
   Net Investment Income (Loss).................................................. $   29,814  $   47,870
   Net Realized Gain (Loss) on:
       Investment Securities Sold................................................     39,721      84,152
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.....................................................    253,956      37,055
                                                                                  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........    323,491     169,077
                                                                                  ----------  ----------
Transactions in Interest:
   Contributions.................................................................     61,244     200,009
   Withdrawals...................................................................   (102,179)   (138,434)
                                                                                  ----------  ----------
          Net Increase (Decrease) from Transactions in Interest..................    (40,935)     61,575
                                                                                  ----------  ----------
          Total Increase (Decrease) in Net Assets................................    282,556     230,652
NET ASSETS
   Beginning of Period...........................................................  2,901,325   2,670,673
                                                                                  ----------  ----------
   End of Period................................................................. $3,183,881  $2,901,325
                                                                                  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                                          PERIOD
                                    SIX MONTHS       YEAR        YEAR        YEAR        DEC. 1,         YEAR
                                       ENDED        ENDED       ENDED       ENDED        2007 TO        ENDED     YEAR ENDED
                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                       2012          2011        2010        2009          2008          2007        2006
                                   -----------    ----------  ----------  ----------  ----------      ----------  ----------
                                    (UNAUDITED)
Total Return......................      11.27%(C)       6.33%      20.38%      12.76%     (37.44)%(C)       0.67%      17.70%
                                   ----------     ----------  ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period
  (thousands)..................... $3,183,881     $2,901,325  $2,670,673  $2,289,927  $2,190,724      $3,858,580  $3,521,559
Ratio of Expenses to Average Net
  Assets..........................       0.22%(B)       0.22%       0.22%       0.23%       0.22%(B)        0.22%       0.22%
Ratio of Net Investment Income to
  Average Net Assets..............       1.98%(B)       1.61%       1.40%       2.23%       2.09%(B)        1.61%       1.63%
Portfolio Turnover Rate...........          8%(C)         20%         25%         28%         40%(C)          21%         21%

See page 1 for the Definitions of Abbreviations and Footnotes.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this section of the report.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   - Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   - Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

   2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2012, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $76 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2012, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rates of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2012, the total related amounts paid to the CCO by the Trust were $41 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

PURCHASES        SALES
---------       --------
   $234,158     $246,246

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                             NET
                                          UNREALIZED
 FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
 TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
 --------   ------------ -------------- --------------
$2,770,921    $815,442     $(228,132)      $587,310

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Series' tax position and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2012, the Series had no outstanding futures contracts.

G. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2012.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013.

   For the six months ended April 30, 2012, borrowings by the Trust under this line of credit were as follows (amounts in thousands, except percentage and days):

                                                   MAXIMUM
                                                    AMOUNT
  WEIGHTED       WEIGHTED    NUMBER OF   INTEREST  BORROWED
  AVERAGE        AVERAGE        DAYS     EXPENSE    DURING
INTEREST RATE  LOAN BALANCE OUTSTANDING* INCURRED THE PERIOD
-------------  ------------ ------------ -------- ----------
   0.82%          $2,911         8          $1      $7,679

* Number of Days Outstanding represents the total of a single or consecutive days during the six months endedApril 30, 2012 that the Trust's available line of credit was utilized.

   There were no outstanding borrowings by the Trust under this line of credit as of April 30, 2012.

H. SECURITIES LENDING:

   As of April 30, 2012, the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least
(i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

(LOGO)                                                        DFA043012-002S

                      THE DFA SHORT TERM INVESTMENT FUND

                              SEMI-ANNUAL REPORT

                        SIX MONTHS ENDED APRIL 30, 2012
                                  (UNAUDITED)

                               TABLE OF CONTENTS


              SCHEDULE OF PORTFOLIO HOLDINGS                    1

              SCHEDULE OF INVESTMENTS                           2

              STATEMENT OF ASSETS AND LIABILITIES               7

              STATEMENT OF OPERATIONS                           8

              STATEMENTS OF CHANGES IN NET ASSETS               9

              FINANCIAL HIGHLIGHTS                             10

              NOTES TO FINANCIAL STATEMENTS                    11

              SUPPLEMENTAL INFORMATION                         16

              BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT  18

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
April 30, 2012 (Unaudited)

--------------------------------------------------------------------------------

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2012:

                                                   PERCENTAGE OF
                SECURITY ALLOCATION                 INVESTMENTS
                -------------------                -------------
                Commercial Paper                        53.2%
                Repurchase Agreements                   21.0
                Yankee Certificates of Deposit          15.7
                U.S. Government Agency Securities        5.5
                Corporate Bonds                          2.6
                Yankee Dollars                           1.1
                Time Deposits                            0.9
                                                       -----
                TOTAL INVESTMENTS                      100.0%

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
April 30, 2012 (Unaudited)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                                 ----  -------- ------------- ------------
CORPORATE BONDS-- 2.6%
   (r)General Electric Capital Corp.                 0.68% 11/01/12   25,000,000   25,016,050
   (r)General Electric Capital Corp.                 1.04% 01/07/13   30,000,000   30,128,040
   (r)General Electric Capital Corp.                 1.32% 01/15/13   42,820,000   43,083,343
   (r)General Electric Capital Corp.                 0.67% 05/08/13    6,200,000    6,205,636
   (r)JPMorgan Chase & Co.                           0.70% 11/01/12    2,020,000    2,020,398
   (r)JPMorgan Chase & Co.                           1.14% 02/26/13   71,630,000   72,027,546
   (r)Toyota Motor Credit Corp.                      0.67% 12/17/12  150,000,000  150,292,800
   (r)Toyota Motor Credit Corp.                      0.71% 04/03/13  100,000,000  100,119,800
                                                                     -----------  -----------
TOTAL CORPORATE BONDS (Cost $428,382,591)                            427,670,000  428,893,613
                                                                     -----------  -----------
YANKEE DOLLARS-- 1.1%
   (r)Commonwealth Bank of Australia                 1.02% 03/19/13   15,000,000   15,061,575
   (r)NRW Bank AG                                    0.80% 02/01/13   12,000,000   11,998,068
   Oesterreichische Kontrollbank AG                  4.75% 10/16/12   21,009,000   21,407,856
   Province of Ontario                               4.95% 06/01/12   19,871,000   19,942,536
   Province of Ontario                               5.13% 07/17/12   15,000,000   15,147,000
   (r)Royal Bank of Canada                           1.32% 06/11/12   29,700,000   29,737,897
   (r)Royal Bank of Canada                           0.62% 12/12/12    5,000,000    5,007,215
   (r)Royal Bank of Canada                           0.62% 03/08/13   48,900,000   48,967,726
   (r)Westpac Banking Corp.                          1.02% 04/08/13   15,000,000   15,055,185
                                                                     -----------  -----------
TOTAL YANKEE DOLLARS (Cost $182,327,571)                             181,480,000  182,325,058
                                                                     -----------  -----------
COMMERCIAL PAPER-- 53.2%
   (y)++ANZ National International Ltd.              0.41% 10/02/12   92,000,000   91,751,600
   (y)++Archer Daniels Midland Co.                   0.12% 05/01/12   50,000,000   50,000,000
   (y)++Archer Daniels Midland Co.                   0.11% 05/02/12   61,000,000   60,999,390
   (y)++Archer Daniels Midland Co.                   0.11% 05/03/12   35,100,000   35,099,649
   (y)++Australia & New Zealand Banking Group Ltd.   0.15% 07/24/12  100,000,000   99,955,000
   (y)Bank of Nova Scotia                            0.09% 05/07/12   25,000,000   24,999,610
   (y)Bank of Nova Scotia                            0.10% 05/10/12   50,000,000   49,999,000
   (y)Bank of Nova Scotia                            0.32% 10/11/12   50,000,000   49,944,000
   (y)Bank of Nova Scotia                            0.31% 10/24/12   50,000,000   49,926,500
   (y)Banque et Caisse d'Epargne de l'Etat           0.32% 07/10/12   50,000,000   49,965,000
   (y)Banque et Caisse d'Epargne de l'Etat           0.34% 07/11/12  100,000,000   99,928,000
   (y)Banque et Caisse d'Epargne de l'Etat           0.37% 07/30/12   50,000,000   49,946,500
   (y)Banque et Caisse d'Epargne de l'Etat           0.37% 07/31/12  100,000,000   99,891,000
   (y)++Basin Electric Power Cooperative             0.13% 05/01/12    8,575,000    8,575,000
   (y)++Basin Electric Power Cooperative             0.15% 05/03/12   20,000,000   19,999,800
   (y)++Basin Electric Power Cooperative             0.16% 05/11/12   12,100,000   12,099,395
   (y)BNP Paribas Finance, Inc.                      0.26% 05/03/12   15,000,000   14,999,850
   (y)BNP Paribas Finance, Inc.                      0.49% 05/16/12  100,000,000   99,992,000
   (y)BNP Paribas Finance, Inc.                      0.44% 06/15/12  200,000,000  199,930,000
   (y)BNP Paribas Finance, Inc.                      0.57% 06/26/12   25,000,000   24,987,750
   (y)++BNZ International Funding Ltd.               0.23% 05/01/12   10,000,000   10,000,000
   (y)++BNZ International Funding Ltd.               0.24% 07/06/12   55,000,000   54,964,800
   (y)++Caisse centrale Desjardins                   0.16% 05/04/12   14,000,000   13,999,860
   (y)++Caisse centrale Desjardins                   0.18% 05/07/12   30,000,000   29,999,100
   (y)++Caisse centrale Desjardins                   0.17% 05/09/12   75,000,000   74,997,750
   (y)++Caisse centrale Desjardins                   0.17% 05/11/12   25,000,000   24,998,750
   (y)++Caisse centrale Desjardins                   0.18% 05/15/12   70,000,000   69,995,100
   (y)++Caisse centrale Desjardins                   0.17% 05/17/12   20,000,000   19,998,400
   (y)++Caisse centrale Desjardins                   0.20% 05/18/12   35,000,000   34,996,850
   (y)++Caisse centrale Desjardins                   0.15% 05/24/12    7,473,000    7,472,029
   (y)++Caisse centrale Desjardins                   0.17% 05/29/12   15,000,000   14,997,450
   (y)++Caisse centrale Desjardins                   0.19% 06/12/12   20,000,000   19,993,800
   (y)++Caisse centrale Desjardins                   0.18% 06/27/12  100,000,000   99,950,000
   (y)++Caisse centrale Desjardins                   0.20% 07/17/12   25,000,000   24,979,500
   (y)++Caisse des Depots et Consignations           0.45% 05/01/12   20,000,000   19,999,800
   (y)++Caisse des Depots et Consignations           0.45% 05/10/12   90,000,000   89,994,600
   (y)++Caisse des Depots et Consignations           0.45% 05/15/12   50,000,000   49,995,500
   (y)++Caisse des Depots et Consignations           0.39% 05/21/12   50,000,000   49,993,000
   (y)++Caisse des Depots et Consignations           0.47% 05/24/12   25,000,000   24,995,750
   (y)++Caisse des Depots et Consignations           0.49% 05/29/12   50,000,000   49,989,500
   (y)++Caisse des Depots et Consignations           0.47% 06/12/12   75,000,000   74,972,250

                      See notes to financial statements.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
April 30, 2012 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                 RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                                 ----  -------- ------------- ------------
COMMERCIAL PAPER -- CONTINUED
   (y)++Caisse des Depots et Consignations           0.51% 06/27/12   60,000,000   59,967,600
   (y)++Caisse des Depots et Consignations           0.38% 07/02/12   65,000,000   64,961,000
   (y)++Caisse d'Amortissement de la Dette Sociale   0.25% 06/01/12    3,000,000    3,000,420
   (y)++Caisse d'Amortissement de la Dette Sociale   0.23% 06/28/12  100,000,000   99,951,000
   (y)++Caisse d'Amortissement de la Dette Sociale   0.26% 07/03/12   50,000,000   49,973,000
   (y)++Caisse d'Amortissement de la Dette Sociale   0.25% 07/10/12  100,000,000   99,940,000
   (y)++Caisse d'Amortissement de la Dette Sociale   0.43% 08/01/12    4,000,000    3,996,680
   (y)++Colgate-Palmolive Co.                        0.07% 05/03/12  125,000,000  125,000,000
   (y)++Commonwealth Bank of Australia               0.18% 05/29/12  100,000,000   99,993,000
   (y)++Commonwealth Bank of Australia               0.19% 06/15/12   18,000,000   17,997,660
   (y)++Commonwealth Bank of Australia               0.18% 07/05/12   82,850,000   82,829,287
   (y)++Commonwealth Bank of Australia               0.17% 07/24/12   30,000,000   29,988,600
   (y)++Commonwealth Bank of Australia               0.34% 09/17/12   90,650,000   90,565,695
   (y)++Commonwealth Bank of Australia               0.31% 10/15/12   55,000,000   54,931,250
   (y)++E.I. du Pont de Nemours & Co.                0.16% 06/05/12   42,500,000   42,494,050
   (y)++E.I. du Pont de Nemours & Co.                0.16% 06/08/12   50,000,000   49,992,500
   (y)++E.I. du Pont de Nemours & Co.                0.16% 06/13/12   75,000,000   74,986,500
   (y)++E.I. du Pont de Nemours & Co.                0.16% 06/19/12   15,000,000   14,996,876
   (y)++eBay, Inc.                                   0.16% 06/13/12    8,100,000    8,099,028
   (y)European Investment Bank                       0.15% 06/15/12   24,000,000   23,998,800
   (y)Export Development Canada                      0.10% 05/09/12   36,000,000   35,999,640
   (y)General Electric Capital Corp.                 0.06% 05/01/12  100,000,000  100,000,000
   (y)General Electric Capital Corp.                 0.34% 10/17/12  100,000,000   99,841,000
   (y)++Google, Inc.                                 0.11% 06/15/12  100,000,000   99,987,000
   (y)++Hydro-Quebec                                 0.11% 05/23/12   50,000,000   49,994,000
   (y)++Hydro-Quebec                                 0.14% 06/28/12   60,000,000   59,968,800
   (y)Kingdom of Denmark                             0.12% 05/10/12   72,450,000   72,447,826
   (y)++Koch Resources LLC                           0.18% 05/01/12   31,500,000   31,500,000
   (y)++Koch Resources LLC                           0.21% 05/02/12   50,000,000   49,999,500
   (y)++Koch Resources LLC                           0.14% 05/03/12   50,000,000   49,999,500
   (y)++Koch Resources LLC                           0.21% 05/08/12   30,410,000   30,408,784
   (y)++Koch Resources LLC                           0.17% 06/05/12   75,000,000   74,980,500
   (y)++Kreditanstalt Fur Wiederaufbau               0.17% 05/09/12   18,810,000   18,809,812
   (y)++Kreditanstalt Fur Wiederaufbau               0.27% 05/23/12   75,000,000   74,997,750
   (y)++Kreditanstalt Fur Wiederaufbau               0.23% 06/01/12  138,000,000  137,993,100
   (y)++Kreditanstalt Fur Wiederaufbau               0.22% 07/11/12   58,500,000   58,489,470
   (y)++Kreditanstalt Fur Wiederaufbau               0.23% 07/16/12  100,000,000   99,979,000
   (y)++Kreditanstalt Fur Wiederaufbau               0.23% 07/20/12   44,000,000   43,989,440
   (y)++L'Oreal USA, Inc.                            0.12% 06/06/12   25,000,000   24,994,000
   (y)++Massachusetts Mutual Life Insurance Co.      0.16% 05/17/12   25,000,000   24,998,000
   (y)++Medtronic, Inc.                              0.12% 05/24/12  100,000,000   99,991,000
   (y)++National Australia Funding                   0.31% 09/12/12   50,000,000   49,956,000
   (y)++National Australia Funding                   0.35% 09/17/12   30,000,000   29,970,900
   (y)++National Australia Funding                   0.31% 09/26/12   25,000,000   24,971,250
   (y)++Nestle Capital Corp.                         0.09% 05/15/12   28,000,000   27,999,440
   (y)++Nestle Capital Corp.                         0.12% 05/29/12   22,000,000   21,999,120
   (y)++Nestle Capital Corp.                         0.09% 06/01/12   40,500,000   40,497,975
   (y)Nordea North America, Inc.                     0.22% 06/18/12  100,000,000   99,977,000
   (y)Nordea North America, Inc.                     0.38% 09/20/12   50,000,000   49,939,000
   (y)++Novartis Finance Corp.                       0.11% 05/02/12   15,000,000   14,999,850
   (y)++Novartis Finance Corp.                       0.11% 05/04/12   60,000,000   59,999,400
   (y)++Novartis Finance Corp.                       0.11% 05/07/12   30,000,000   29,999,100
   (y)++Novartis Finance Corp.                       0.12% 05/09/12   80,000,000   79,997,600
   (y)++Novartis Finance Corp.                       0.19% 08/09/12   50,000,000   49,935,000
   (y)++Novartis Securities Investment Ltd.          0.12% 05/10/12   40,000,000   39,998,400
   (y)++NRW Bank AG                                  0.30% 05/14/12   20,000,000   19,998,800
   (y)++NRW Bank AG                                  0.24% 05/22/12   50,000,000   49,994,000
   (y)++NRW Bank AG                                  0.28% 05/24/12  145,000,000  144,981,150
   (y)++NRW Bank AG                                  0.26% 06/13/12   20,000,000   19,993,400
   (y)++NRW Bank AG                                  0.26% 06/15/12  100,000,000   99,965,000
   (y)++NRW Bank AG                                  0.19% 06/26/12   50,000,000   49,975,500
   (y)++NRW Bank AG                                  0.25% 07/10/12    3,500,000    3,497,550
   (y)++NRW Bank AG                                  0.25% 07/26/12   50,000,000   49,950,460

                      See notes to financial statements.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
April 30, 2012 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                                 ----  -------- ------------- -------------
COMMERCIAL PAPER -- CONTINUED
   (y)Oesterreichische Kontrollbank AG               0.15% 05/07/12    13,000,000    12,999,610
   (y)Oesterreichische Kontrollbank AG               0.26% 08/20/12    50,000,000    49,921,000
   (y)Oesterreichische Kontrollbank AG               0.25% 08/21/12    60,000,000    59,903,400
   (y)++Old Line Funding LLC                         0.21% 05/02/12    40,027,000    40,027,000
   (y)++Old Line Funding LLC                         0.11% 05/04/12    75,000,000    74,999,250
   (y)++Old Line Funding LLC                         0.16% 05/17/12   100,000,000    99,996,000
   (y)++Old Line Funding LLC                         0.19% 06/01/12    30,037,000    30,034,297
   (y)++Old Line Funding LLC                         0.14% 06/15/12     3,300,000     3,299,505
   (y)++Old Line Funding LLC                         0.18% 07/10/12   100,000,000    99,974,000
   (y)Paccar Financial Corp.                         0.13% 05/01/12    15,000,000    15,000,000
   (y)Paccar Financial Corp.                         0.11% 05/10/12    40,000,000    39,998,000
   (y)Paccar Financial Corp.                         0.13% 05/16/12    62,300,000    62,294,393
   (y)Paccar Financial Corp.                         0.16% 07/30/12    44,200,000    44,149,170
   (y)++Procter & Gamble Co.                         0.11% 05/14/12    32,597,000    32,596,348
   (y)++Procter & Gamble International Funding SCA   0.09% 05/07/12    15,000,000    14,999,855
   (y)Province of British Columbia                   0.15% 06/21/12    35,000,000    34,996,500
   (y)Province of Ontario                            0.13% 05/30/12    45,000,000    44,992,350
   (y)Province of Ontario                            0.15% 07/11/12    44,250,000    44,218,140
   (y)++Province of Quebec                           0.12% 05/14/12    25,000,000    24,998,000
   (y)++Province of Quebec                           0.11% 06/12/12    50,000,000    49,986,500
   (y)++Province of Quebec                           0.16% 08/09/12    69,000,000    68,949,630
   (y)Rabobank USA Financial Corp.                   0.37% 08/01/12    33,000,000    32,974,920
   (y)Rabobank USA Financial Corp.                   0.53% 09/24/12    30,000,000    29,949,600
   (y)++Sanofi-Aventis                               0.13% 05/10/12    60,000,000    59,998,800
   (y)++Siemens Capital Co. LLC                      0.11% 05/01/12    68,100,000    68,100,000
   (y)++Siemens Capital Co. LLC                      0.13% 05/14/12   188,750,000   188,738,675
   (y)++Siemens Capital Co. LLC                      0.12% 05/15/12   113,000,000   112,992,090
   (y)++Siemens Capital Co. LLC                      0.15% 06/01/12    84,100,000    84,084,021
   (y)++Standard Chartered Bank PLC                  0.58% 05/24/12    15,000,000    14,997,750
   (y)++Standard Chartered Bank PLC                  0.64% 05/29/12   250,000,000   249,952,500
   (y)++Standard Chartered Bank PLC                  0.45% 07/18/12    50,000,000    49,954,500
   (y)++Standard Chartered Bank PLC                  0.43% 07/19/12    20,000,000    19,981,400
   (y)++Standard Chartered Bank PLC                  0.45% 07/25/12    75,000,000    74,922,000
   (y)++Standard Chartered Bank PLC                  0.54% 09/24/12    75,000,000    74,806,500
   (y)++Sysco Corp.                                  0.11% 05/10/12    10,000,000     9,999,600
   (y)++Toronto Dominion Holdings (U.S.A.), Inc.     0.27% 09/10/12    75,000,000    74,941,500
   (y)++Toronto Dominion Holdings (U.S.A.), Inc.     0.27% 09/20/12    50,000,000    49,954,500
   (y)++Total Capital Canada Ltd.                    0.15% 05/17/12   100,000,000    99,992,000
   (y)++Total Capital Canada Ltd.                    0.15% 06/18/12    60,000,000    59,976,600
   (y)Toyota Motor Credit Corp.                      0.37% 07/30/12   100,000,000    99,951,000
   (y)Toyota Motor Credit Corp.                      0.39% 08/02/12    75,000,000    74,961,750
   (y)++United Technologies Corp.                    0.09% 05/01/12   110,000,000   109,999,516
   (y)++Wal-Mart Stores, Inc.                        0.06% 05/03/12   100,000,000   100,000,000
   (y)++Wal-Mart Stores, Inc.                        0.07% 05/04/12   141,000,000   140,998,590
   (y)++Wal-Mart Stores, Inc.                        0.08% 05/16/12    28,500,000    28,499,430
   (y)++Wal-Mart Stores, Inc.                        0.08% 05/18/12    48,500,000    48,499,030
   (y)++Westpac Banking Corp.                        0.50% 05/18/12   100,000,000    99,989,000
   (y)++Westpac Banking Corp.                        0.43% 08/03/12    69,250,000    69,192,522
   (y)++Westpac Banking Corp.                        0.30% 10/29/12    50,000,000    49,849,500
                                                                    ------------- -------------
TOTAL COMMERCIAL PAPER (Cost $8,676,480,843)                        8,679,929,000 8,676,490,038
                                                                    ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT-- 15.7%
   (r)Bank of Nova Scotia Houston                    0.67% 06/11/12    50,000,000    50,021,500
   (r)Bank of Nova Scotia Houston                    0.77% 10/18/12    65,500,000    65,554,168
   (r)Bank of Nova Scotia Houston                    0.44% 11/01/12   125,000,000   124,987,625
   (r)Bank of Nova Scotia Houston                    0.82% 02/15/13    75,000,000    75,154,275
   (r)National Australia Bank NY                     0.64% 12/06/12   100,000,000    99,989,800
   (r)National Australia Bank NY                     0.65% 02/15/13   100,000,000   100,001,500
   (r)National Australia Bank NY                     0.55% 04/24/13    50,000,000    49,990,850
   (r)Nordea Bank Finland NY                         0.87% 09/13/12   100,000,000   100,005,800
   (r)Nordea Bank Finland NY                         0.71% 11/13/12    35,000,000    34,974,100
   (r)Nordea Bank Finland NY                         1.01% 02/06/13    18,500,000    18,520,646
   (r)Nordea Bank Finland NY                         1.01% 02/07/13    92,800,000    92,903,936
   (r)Nordea Bank Finland NY                         0.92% 03/08/13    12,950,000    12,953,497

                      See notes to financial statements.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
April 30, 2012 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                                           RATE  MATURITY FACE AMOUNT $ FAIR VALUE $
--------------------                                                           ----  -------- ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT -- CONTINUED
   (r)Nordea Bank Finland NY                                                   0.91% 04/05/13    28,060,000    28,061,936
   (r)Rabobank Nederland NV NY                                                 0.61% 11/09/12    47,500,000    47,500,475
   (r)Rabobank Nederland NV NY                                                 0.60% 11/16/12    50,000,000    49,995,100
   (r)Rabobank Nederland NV NY                                                 0.63% 11/30/12   140,000,000   139,960,800
   (r)Rabobank Nederland NV NY                                                 0.55% 01/18/13    64,000,000    63,991,616
   (r)Rabobank Nederland NV NY                                                 0.62% 03/19/13   100,000,000    99,983,600
   (r)Royal Bank of Canada NY                                                  0.36% 09/20/12    75,000,000    74,999,700
   (r)Royal Bank of Canada NY                                                  0.40% 10/22/12    30,000,000    30,000,000
   (r)Royal Bank of Canada NY                                                  0.46% 11/02/12   100,000,000    99,985,100
   (r)Royal Bank of Canada NY                                                  0.54% 01/08/13    75,000,000    75,046,950
   (r)Royal Bank of Canada NY                                                  0.46% 04/10/13   100,000,000    99,981,000
   Svenska Handelsbanken NY                                                    0.29% 06/07/12    18,000,000    18,001,620
   Svenska Handelsbanken NY                                                    0.57% 09/04/12    75,000,000    75,026,250
   Svenska Handelsbanken NY                                                    0.39% 10/04/12   100,000,000    99,917,000
   Svenska Handelsbanken NY                                                    0.38% 10/10/12   100,000,000    99,910,000
   (r)Svenska Handelsbanken NY                                                 0.92% 01/18/13    12,840,000    12,830,948
   (r)Svenska Handelsbanken NY                                                 0.92% 03/18/13    25,000,000    24,984,275
   (r)Toronto Dominion Bank NY                                                 0.26% 05/04/12   250,000,000   250,000,000
   (r)Toronto Dominion Bank NY                                                 0.54% 02/04/13   100,000,000   100,000,000
   (r)Westpac Banking Corp.                                                    0.33% 06/15/12   100,000,000    99,987,000
   (r)Westpac Banking Corp.                                                    0.62% 12/20/12    50,000,000    49,994,700
   (r)Westpac Banking Corp.                                                    0.71% 02/06/13   100,000,000   100,001,000
                                                                                              ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,565,684,068)                                    2,565,150,000 2,565,216,767
                                                                                              ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES-- 5.5%
   (y)Federal Home Loan Bank                                                   0.03% 05/02/12    78,500,000    78,499,922
   (y)Federal Home Loan Bank                                                   0.08% 05/09/12    50,000,000    49,999,550
   (y)Federal Home Loan Bank                                                   0.09% 05/11/12   230,000,000   229,997,470
   (y)Federal Home Loan Bank                                                   0.11% 05/16/12   150,000,000   149,997,450
   (y)Federal Home Loan Bank                                                   0.10% 06/15/12    50,000,000    49,995,600
   (y)Federal Home Loan Bank                                                   0.09% 06/20/12    75,000,000    74,992,725
   (y)Federal Home Loan Bank                                                   0.07% 06/22/12   100,000,000    99,989,900
   (y)Federal Home Loan Bank                                                   0.11% 06/27/12   100,000,000    99,988,900
   (y)Federal Home Loan Mortgage Corp.                                         0.10% 06/12/12    67,000,000    66,994,506
                                                                                              ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $900,436,139)...................                  900,500,000   900,456,023
                                                                                              ------------- -------------
REPURCHASE AGREEMENTS-- 21.0%
   Bank of America (Purchased on 04/30/12, Proceeds at maturity $800,004,000 collateralized by U.S. Treasury Securities, 0.13% - 2.63%, 05/31/12--
     01/15/20, market value $816,000,036)                                      0.18% 05/01/12   800,000,000   800,000,000
   Barclays Capital Group LLC (Purchased on 04/30/12, Proceeds at maturity
     $700,003,500 collateralized by U.S. Treasury Securities, 0.50%--4.25%,
     08/15/13--08/15/14, market value $714,000,085)                            0.18% 05/01/12   700,000,000   700,000,000
   Barclays Capital Group LLC (Purchased on 04/30/12, Proceeds at maturity
     $75,000,417 collateralized by U.S. Government Backed Securities,
     0.22%--2.20%, 05/07/12--12/19/12, market value $76,500,001)               0.20% 05/01/12    75,000,000    75,000,000
   Deutsche Bank (Purchased on 04/30/12, Proceeds at maturity $225,001,250 collateralized by U.S. Government Backed Securities, 0.00%--5.00%,
     07/27/12--03/15/16, market value $229,500,854)                            0.20% 05/01/12   225,000,000   225,000,000
   Deutsche Bank (Purchased on 04/30/12, Proceeds at maturity $535,002,824 collateralized by U.S. Treasury Securities, 0.00% - 11.25%, 05/24/12--
     09/30/18, market value $545,700,058)                                      0.19% 05/01/12   535,000,000   535,000,000
   JPMorgan Chase Bank (Purchased on 04/30/12, Proceeds at maturity
     $695,003,475 collateralized by U.S. Government Backed Securities and
     U.S. Treasury Securities, 0.00%--6.25%, 05/10/12--11/15/21, market
     value $708,901,902)                                                       0.18% 05/01/12   695,000,000   695,000,000

                      See notes to financial statements.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
April 30, 2012 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                         RATE  MATURITY FACE AMOUNT $  FAIR VALUE $
--------------------                                                         ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS -- CONTINUED
The Toronto Dominion Bank NY (Purchased on 04/30/12, Proceeds at maturity
  $400,002,111 collateralized by U.S. Government Backed Securities and U.S.
  Treasury Securities, 0.00%--6.79%, 05/23/12--01/13/22, market value
  $408,000,038)                                                              0.19% 05/01/12   400,000,000     400,000,000
                                                                                            ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,430,000,000)                                           3,430,000,000   3,430,000,000
                                                                                            ------------- ---------------
TIME DEPOSIT-- 0.9%
   BNP Paribas Finance, Inc.                                                 0.14% 05/01/12   150,000,000     150,000,000
TOTAL TIME DEPOSIT (Cost $150,000,000)                                                        150,000,000     150,000,000
                                                                                            ------------- ---------------
TOTAL INVESTMENTS (Cost $16,333,311,212) -- 100.0%                                                        $16,333,381,499
                                                                                                          ===============

(r)  The adjustable/variable rate shown is effective as of 04/30/12.
(y)  The rate shown is the effective yield.
++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by Board of Trustees. The aggregate value of these securities at April 30, 2012 was $6,733,467,729 which represented 41.2% of the total investments of the Fund.
AG   Aktiengesellschaft (German & Swiss stock corporation)

THE DFA SHORT TERM INVESTMENT FUND
Statement of Assets and Liabilities
April 30, 2012 (Unaudited)

 ASSETS:
 Investments, at value                                         $12,903,381,499
 Repurchase agreements, at value                                 3,430,000,000
                                                               ---------------
        Total Investments                                       16,333,381,499
                                                               ---------------
 Cash                                                              442,823,045
 Interest receivable                                                 3,297,033
 Prepaid expenses and other assets                                     116,019
                                                               ---------------
        Total Assets                                            16,779,617,596
                                                               ---------------
 LIABILITIES:
 Distributions payable                                               2,880,095
 Accrued expenses and other payables:
    Investment advisory                                                658,613
    Director/Trustee                                                    99,300
    Professional                                                        63,520
    Administration                                                      55,733
    CCO                                                                  2,130
                                                               ---------------
        Total Liabilities                                            3,759,391
                                                               ---------------
 Net Assets                                                    $16,775,858,205
                                                               ===============
 NET ASSETS CONSIST OF:
 Capital                                                       $16,775,597,564
 Undistributed Net Investment Income                                    74,074
 Accumulated Net Realized Gains from Investment Transactions           116,280
 Net Unrealized Appreciation on Investments                             70,287
                                                               ---------------
 Net Assets                                                    $16,775,858,205
                                                               ===============
 Shares of Beneficial Interest (Unlimited Number of Shares
    Authorized, No Par Value)(a)                                 1,449,922,022
 Net Asset Value (Offering and Redemption Price Per Share)(a)  $         11.57
 Investments at cost                                           $16,333,311,212
                                                               ===============

(a)As described in Note J, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Statement of Operations
For the Six Months Ended April 30, 2012
(Unaudited)

     INVESTMENT INCOME:
     Interest                                                 $19,615,412
                                                              -----------
        Total Investment Income                                19,615,412
                                                              -----------
     EXPENSES:
     Investment Advisory Fees                                   3,814,210
     Administration Fees                                          534,093
     Professional Fees                                            125,353
     Director/Trustee Fees                                         74,442
     CCO Fees                                                      13,644
     Other Expenses                                                44,242
                                                              -----------
        Total Expenses Before Fee Reductions                    4,605,984
                                                              -----------
     Fees Paid Indirectly                                        (253,477)
                                                              -----------
        Net Expenses                                            4,352,507
                                                              -----------
     Net Investment Income                                     15,262,905
                                                              -----------
     REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
     Net Realized Gains from Investment Transactions              190,354
     Net Change in Unrealized Appreciation on Investments          70,287
                                                              -----------
     Net Realized/Unrealized Gains (Losses) from Investments      260,641
                                                              -----------
     CHANGE IN NET ASSETS FROM OPERATIONS                     $15,523,546
                                                              ===========

                      See notes to financial statements.

DFA SHORT TERM INVESTMENT FUND
Statement of Changes in Net Assets

                                                            FOR THE SIX MONTHS      FOR THE YEAR
                                                             ENDED APRIL 30,      ENDED OCTOBER 31,
                                                                   2012                 2011
                                                           ------------------    -----------------
                                                               (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                    $     15,262,905     $     26,013,019
   Net Realized Gains from Investment Transactions                   190,354               59,078
   Net Change in Unrealized Appreciation/Depreciation on
   Investments                                                        70,287                   --
                                                            ----------------     ----------------
   Change in Net Assets from Operations                           15,523,546           26,072,097
                                                            ----------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                         (15,262,905)         (26,013,019)
   Net Realized Gains                                               (74,074)                   --
                                                            ----------------     ----------------
Change in Net Assets from Distributions to Shareholders          (15,336,979)         (26,013,019)
                                                            ----------------     ----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                30,751,451,774       55,113,515,363
   Dividends Reinvested                                               17,206                   --
   Cost of Shares Redeemed                                   (29,195,419,167)     (53,709,001,947)
                                                            ----------------     ----------------
Change in Net Assets from Capital Transactions                 1,556,049,813        1,404,513,416
                                                            ----------------     ----------------
Change in Net Assets                                           1,556,236,380        1,404,572,494
                                                            ----------------     ----------------
NET ASSETS:
Beginning of Period                                           15,219,621,825       13,815,049,331
                                                            ----------------     ----------------
End of Period                                               $ 16,775,858,205     $ 15,219,621,825
                                                            ================     ================
Undistributed Net Investment Income                         $             --     $         74,074
                                                            ================     ================
SHARES TRANSACTIONS:
   Shares Issued                                               2,657,861,000(a)     4,763,484,474(a)
   Shares Reinvested                                                   1,487(a)                --
   Shares Redeemed                                            (2,523,372,443)(a)   (4,642,091,785)(a)
                                                            ----------------     ----------------
Change in Shares                                                 134,490,044(a)       121,392,689(a)
                                                            ----------------     ----------------

(a) As described in Note J, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Financial Highlights

                                       FOR THE SIX     FOR THE YEAR  FOR THE PERIOD
                                       MONTHS ENDED       ENDED          ENDED
                                        APRIL 30,      OCTOBER 31,    OCTOBER 31,
                                         2012(a)         2011(a)        2010*(a)
-                                     ------------    ------------   --------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD  $     11.57     $     11.57     $     11.57
INVESTMENT ACTIVITIES:
   Net Investment Income                     0.01            0.02            0.02
   Net Realized and Unrealized Gain
       (Losses) on investments                -- (b)          -- (b)          -- (b)
                                      -----------     -----------     -----------
Total from Investment Activities             0.01            0.02              --
                                      -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                    (0.01)          (0.02)          (0.02)
   Net Realized Gains                         -- (b)           --             -- (b)
                                      -----------     -----------     -----------
TOTAL DISTRIBUTIONS                         (0.01)(b)       (0.02)          (0.02)
                                      ===========     ===========     ===========
Net Asset Value, End of Period        $     11.57     $     11.57     $     11.57
                                      ===========     ===========     ===========
Total Return                                 0.10%(c)        0.18%           0.17%(c)
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S)     $16,775,858     $15,219,622     $13,815,049
Ratios to Average Net Assets:
Net Investment Income(d)                     0.20%           0.18%           0.23%
Gross Expenses(d)                            0.06%           0.06%           0.06%
Net Expenses (d)(e)                          0.06%           0.06%           0.06%

* For the Period February 1, 2010 (commencement of operations) to October 31, 2010.

(a) As described in Note J, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.
(b) Amount less than $0.005.
(c) Not annualized.
(d) Annualized for periods less than one year.
(e) Ratio as disclosed reflects the impact of custody fee credits earned by the Fund on cash balances.

                      See notes to financial statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (Unaudited)
April 30, 2012
--------------------------------------------------------------------------------

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven operational investment portfolios of which one is included in this report, The DFA Short Term Investment Fund (the "Fund"), and ten are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - Through the reporting period ending April 30, 2012, the Fund sought to maintain a constant net asset value of $1.00 per share by use of the penny-rounding method of pricing, pursuant to procedures adopted by the Board of Trustees for the Fund. The penny-rounding method of pricing permits the current net asset value per share to be rounded to the nearest one percent, provided the fund follows certain guidelines, including guidelines relating to maturity, credit quality, liquidity and diversification. The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  . Level 1 -  quoted prices in active markets for identical securities
  . Level 2 -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  . Level 3 -  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of April 30, 2012 from the valuation input levels used on October 31, 2011.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (Unaudited) - Continued
April 30, 2012
--------------------------------------------------------------------------------


The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of April 30, 2012:

                                         LEVEL 1        LEVEL 2         LEVEL 3
                                      INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                        SECURITIES     SECURITIES      SECURITIES
                                      -------------- --------------- --------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds...................      $--       $   428,893,613      $--
   Yankee Dollars....................       --           182,325,058       --
   Commercial Paper..................       --         8,676,490,038       --
   Yankee Certificates of Deposit....       --         2,565,216,767       --
   U.S. Government Agency Securities.       --           900,456,023       --
   Repurchase Agreements.............       --         3,430,000,000       --
   Time Deposits.....................       --           150,000,000       --
                                           ---       ---------------      ---
TOTAL                                      $--       $16,333,381,499      $--
                                           ===       ===============      ===

2. DEFERRED COMPENSATION PLAN - Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors/Trustee Fees.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2012, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

At April 30, 2012, the Fund's total liability of $99,300 for deferred compensation to Trustees is included in "Director/Trustee" fees payable on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

4. ALLOCATIONS - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective Funds in the Trust based upon relative net assets or on another reasonable basis.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (Unaudited) - Continued
April 30, 2012
--------------------------------------------------------------------------------


C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, attributable to distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share:

                                            INCREASE IN        DECREASE IN
                                           UNDISTRIBUTED     ACCUMULATED NET
                                       NET INVESTMENT INCOME REALIZED GAINS
                                       --------------------- ---------------
   The DFA Short Term Investment Fund         $59,078           $(59,078)

As of April 30, 2012, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the prior three tax year ends and the interim tax period since then).

The tax character of distributions paid to shareholders during the period ended October 31, 2011 were as follows:

                                     DISTRIBUTIONS PAID FROM
                                    -------------------------
                                    NET INVESTMENT TAX-EXEMPT TOTAL DISTRIBUTIONS
                                        INCOME       INCOME          PAID
                                    -------------- ---------- -------------------
The DFA Short Term Investment Fund   $26,013,019      $--         $26,013,019

As of October 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                       UNDISTRIBUTED                                                             TOTAL
                                    -------------------                           ACCUMULATED    UNREALIZED   ACCUMULATED
                                    ORDINARY TAX-EXEMPT ACCUMULATED DISTRIBUTIONS CAPITAL AND  APPRECIATION/   EARNINGS
                                     INCOME    INCOME    EARNINGS      PAYABLE    OTHER LOSSES (DEPRECIATION)  (DEFICIT)
                                    -------- ---------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment Fund  $211,048    $--      $211,048        $--          $--           $--        $211,048

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor (as defined below) has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required at all times, to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (Unaudited) - Continued
April 30, 2012
--------------------------------------------------------------------------------


E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS - Certain officers of the Advisor are also officers of the Fund; however, such officers (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. Amounts paid to the Fund's CCO are reflected on the Statement of Operations as "CCO fees".

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.007% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT

The Fund, together with other Dimensional-advised portfolios have entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2012.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2012.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements (Unaudited) - Continued
April 30, 2012
--------------------------------------------------------------------------------


H. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standard update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU 2011-04 will have no effect on the Fund's net assets. At this time, management is evaluating the impact of ASU 2011-04 on the financial statement disclosures.

I. OTHER

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results or operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

J. SUBSEQUENT EVENTS

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net assets value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited)
April 30, 2012
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSE PAID    EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD *  DURING PERIOD
                                       11/1/11      04/30/12    11/1/11-4/30/12 11/1/11-4/30/12
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,001.00        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2011 to April 30, 2012 divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSE PAID    EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD *  DURING PERIOD
                                       11/1/11      04/30/12    11/1/11-4/30/12 11/1/11-4/30/12
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,024.57        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2011 to April 30, 2012 divided by the number of days in the fiscal year.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information (Unaudited) - Continued
April 30, 2012
--------------------------------------------------------------------------------


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDING INFORMATION

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc. or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the quarter. The schedule of Portfolio Holdings for the Fund in this report is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or the may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Board Approval of Investment Advisory Agreement (Unaudited)
April 30, 2012
--------------------------------------------------------------------------------

At the Board meeting held on December 16, 2011 (the "Meeting"), the Board of Trustees of the Trust (the "Board") considered the approval of the investment management agreement ("Advisory Agreement") for the Fund.

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Morningstar Reports, which compared the performance of the Fund with other funds in its respective peer group. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of the Fund were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Board Approval of Investment Advisory Agreement (Unaudited) - Continued
April 30, 2012
--------------------------------------------------------------------------------


After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.  INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED
------------------------------------------------------------
The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations

   ADR    American Depository Receipt

   FHLMC  Federal Home Loan Mortgage Corporation

   FNMA   Federal National Mortgage Association

   GDR    Global Depository Receipt

   NVDR   Non-Voting Depository Receipt

   P.L.C. Public Limited Company

   STRIP  Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

   +        See Security Valuation Note within the Notes to Schedules of
            Investments.

   ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

   *        Non-Income Producing Securities.

   #        Total or Partial Securities on Loan.

   @        Security purchased with cash proceeds from securities on loan.

   .        Security is being fair valued as of April 30, 2012.

   (r) The adjustable or variable rate shown is effective as of April 30, 2012.

   --       Amounts designated as -- are either zero or rounded to zero.

   (S)      Affiliated Fund.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                               SHARES       VALUE+
                                                             ---------- --------------
COMMON STOCKS -- (92.5%)
Consumer Discretionary -- (15.0%)
  #Best Buy Co., Inc........................................    401,070 $    8,851,615
  #Carnival Corp............................................  2,385,423     77,502,393
   CBS Corp. Class A........................................      7,236        246,603
  #CBS Corp. Class B........................................  2,669,115     89,014,985
 #*Clear Channel Outdoor Holdings, Inc. Class A.............    168,716      1,277,180
  #Comcast Corp. Class A.................................... 10,008,890    303,569,634
   Comcast Corp. Special Class A............................  3,843,964    114,665,446
  #D.R. Horton, Inc.........................................  1,448,033     23,675,340
  #Dillard's, Inc. Class A..................................    105,055      6,782,351
   Foot Locker, Inc.........................................    531,795     16,267,609
  #GameStop Corp. Class A...................................    610,703     13,899,600
  #Gannett Co., Inc.........................................    277,280      3,832,010
 #*General Motors Co........................................  1,085,977     24,977,471
 #*Hyatt Hotels Corp. Class A...............................     19,122        822,820
  #J.C. Penney Co., Inc.....................................  1,078,085     38,875,745
  #Lennar Corp. Class A.....................................    802,616     22,264,568
   Lennar Corp. Class B Voting..............................      4,809        108,828
 #*Liberty Interactive Corp. Class A........................  3,316,465     62,482,201
 #*MGM Resorts International................................  2,598,118     34,866,744
 #*Mohawk Industries, Inc...................................    392,417     26,299,787
  #News Corp. Class A.......................................  9,024,175    176,873,830
  #News Corp. Class B.......................................  3,247,295     64,426,333
 #*Orchard Supply Hardware Stores Corp. Class A.............     22,704        487,455
 #*Penn National Gaming, Inc................................    286,620     12,892,168
 #*PulteGroup, Inc..........................................     20,241        199,171
  #Royal Caribbean Cruises, Ltd.............................  1,043,290     28,554,847
 #*Sears Holdings Corp......................................    595,638     32,033,412
  #Service Corp. International..............................    213,116      2,467,883
  #Staples, Inc.............................................    696,416     10,724,806
  #Time Warner Cable, Inc...................................  1,921,256    154,565,045
   Time Warner, Inc.........................................  5,323,159    199,405,536
 #*Toll Brothers, Inc.......................................    912,316     23,172,826
  #Washington Post Co. Class B..............................     36,180     13,682,191
   Whirlpool Corp...........................................    213,025     13,637,860
  #Wyndham Worldwide Corp...................................    837,843     42,177,017
                                                                        --------------
Total Consumer Discretionary................................             1,645,583,310
                                                                        --------------
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co................................  3,155,848     97,294,794
   Bunge, Ltd...............................................    534,748     34,491,246
 #*Constellation Brands, Inc. Class A.......................    933,566     20,165,026
  *Constellation Brands, Inc. Class B.......................        153          3,328
  #Corn Products International, Inc.........................      1,257         71,724
   CVS Caremark Corp........................................  6,431,368    286,967,640
  #Fortune Brands, Inc......................................    560,836     31,844,268
  #J.M. Smucker Co..........................................    567,540     45,193,210
  #Kraft Foods, Inc. Class A................................  7,128,852    284,227,329
  #Molson Coors Brewing Co. Class B.........................    802,754     33,378,511
 #*Post Holdings, Inc.......................................    104,591      3,111,582
  *Ralcorp Holdings, Inc....................................    218,241     15,890,127
  #Safeway, Inc.............................................  1,082,518     22,007,591
 #*Smithfield Foods, Inc....................................    780,989     16,369,529
  #Tyson Foods, Inc. Class A................................  1,828,601     33,371,968
                                                                        --------------
Total Consumer Staples......................................               924,387,873
                                                                        --------------
Energy -- (16.7%)
   Anadarko Petroleum Corp..................................  2,574,876    188,506,672
   Apache Corp..............................................  1,155,774    110,884,958

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                               SHARES       VALUE+
                                                             ---------- --------------
Energy -- (Continued)
   Baker Hughes, Inc........................................     27,157 $    1,197,895
  #Chesapeake Energy Corp...................................  3,267,150     60,246,246
   Chevron Corp.............................................  1,669,494    177,901,281
   Cimarex Energy Co........................................        390         26,953
   ConocoPhillips...........................................  5,710,341    409,031,726
 #*Denbury Resources, Inc...................................  1,415,410     26,949,406
   Devon Energy Corp........................................  1,088,705     76,046,044
  #Helmerich & Payne, Inc...................................    513,387     26,382,958
   Hess Corp................................................  1,567,373     81,722,828
 #*HollyFrontier Corp.......................................     63,590      1,959,844
   Marathon Oil Corp........................................  3,625,708    106,378,273
   Marathon Petroleum Corp..................................  1,791,952     74,563,123
   Murphy Oil Corp..........................................    689,754     37,915,777
  *Nabors Industries, Ltd...................................  1,355,841     22,574,753
   National Oilwell Varco, Inc..............................  1,627,065    123,266,444
   Noble Corp...............................................    509,612     19,395,833
  #Patterson-UTI Energy, Inc................................    732,485     11,844,282
  #Pioneer Natural Resources Co.............................    517,832     59,975,302
  *Plains Exploration & Production Co.......................    664,529     27,146,010
  #QEP Resources, Inc.......................................    431,083     13,281,667
 #*Rowan Cos., Inc..........................................    595,894     20,576,220
 #*Tesoro Corp..............................................    605,336     14,074,062
   Tidewater, Inc...........................................    276,715     15,227,626
   Transocean, Ltd..........................................    399,249     20,118,157
  *Unit Corp................................................        100          4,225
   Valero Energy Corp.......................................  2,806,975     69,332,282
  *Weatherford International, Ltd...........................  1,009,406     14,404,224
 #*Whiting Petroleum Corp...................................     67,650      3,869,580
 #*Williams Cos., Inc. (The)................................    344,724     11,730,958
                                                                        --------------
Total Energy................................................             1,826,535,609
                                                                        --------------
Financials -- (17.1%)
 #*Allegheny Corp...........................................      4,013      1,376,058
   Allied World Assurance Co. Holdings AG...................    188,355     13,554,026
  #Allstate Corp. (The).....................................  1,330,135     44,333,400
   Alterra Capital Holdings, Ltd............................     35,444        848,175
  *American Capital, Ltd....................................    788,816      7,832,943
   American Financial Group, Inc............................    582,168     22,657,979
  *American International Group, Inc........................    455,642     15,505,497
   American National Insurance Co...........................     90,418      6,347,344
  #Assurant, Inc............................................    493,401     19,903,796
   Assured Guaranty, Ltd....................................     18,939        268,555
   Axis Capital Holdings, Ltd...............................    613,817     20,882,054
   Bank of America Corp..................................... 24,999,052    202,742,312
  #Bank of New York Mellon Corp. (The)......................    162,758      3,849,227
   Capital One Financial Corp...............................  1,092,331     60,602,524
  *CIT Group, Inc...........................................    126,575      4,790,864
  #Citigroup, Inc...........................................  9,041,167    298,720,158
  #CME Group, Inc...........................................    319,869     85,027,578
  #CNA Financial Corp.......................................  1,259,820     38,575,688
  *E*Trade Financial Corp...................................     57,660        612,926
   Everest Re Group, Ltd....................................    231,133     22,905,280
 #*Genworth Financial, Inc. Class A.........................  2,390,330     14,365,883
   Goldman Sachs Group, Inc. (The)..........................    279,035     32,130,880
   Hartford Financial Services Group, Inc...................  2,160,202     44,392,151
 #*Hudson City Bancorp, Inc.................................     74,986        529,401
   JPMorgan Chase & Co......................................  1,496,828     64,333,667
   KeyCorp..................................................  3,863,464     31,062,251
   Legg Mason, Inc..........................................    721,237     18,802,649
  #Lincoln National Corp....................................  1,587,360     39,318,907
  #Loews Corp...............................................  2,340,216     96,253,084

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                               SHARES       VALUE+
                                                             ---------- --------------
Financials -- (Continued)
  #MetLife, Inc.............................................  4,759,859 $  171,497,720
   Morgan Stanley...........................................  3,765,813     65,073,249
  *NASDAQ OMX Group, Inc. (The).............................    840,414     20,648,972
   NYSE Euronext............................................     31,370        807,777
  #Old Republic International Corp..........................  1,371,493     13,646,355
   PartnerRe, Ltd...........................................    187,833     13,076,933
   People's United Financial, Inc...........................     38,007        469,006
  #PNC Financial Services Group, Inc........................         22          1,459
   Principal Financial Group, Inc...........................    461,260     12,763,064
  #Prudential Financial, Inc................................  2,340,342    141,684,305
  #Regions Financial Corp...................................  5,735,171     38,655,053
   Reinsurance Group of America, Inc........................    428,134     24,891,711
  #SunTrust Banks, Inc......................................  2,564,707     62,271,086
   Unum Group...............................................  1,777,689     42,202,337
   Validus Holdings, Ltd....................................    311,103     10,110,847
   XL Group P.L.C...........................................  1,435,288     30,873,045
  #Zions Bancorporation.....................................    777,171     15,846,517
                                                                        --------------
Total Financials............................................             1,877,044,693
                                                                        --------------
Health Care -- (8.8%)
   Aetna, Inc...............................................  1,957,594     86,212,440
 #*Alere, Inc...............................................     67,322      1,608,323
  *Boston Scientific Corp...................................  6,689,559     41,876,639
  *CareFusion Corp..........................................    917,825     23,780,846
  #Cigna Corp...............................................     36,433      1,684,298
   Coventry Health Care, Inc................................    670,877     20,119,601
 #*Endo Pharmaceuticals Holdings, Inc.......................    173,568      6,099,179
  *Forest Laboratories, Inc.................................    146,552      5,104,406
  *Hologic, Inc.............................................  1,229,548     23,508,958
   Humana, Inc..............................................    698,778     56,377,409
  *Life Technologies Corp...................................     59,586      2,762,407
  #Omnicare, Inc............................................    602,337     20,985,421
  #PerkinElmer, Inc.........................................    438,767     12,109,969
   Pfizer, Inc.............................................. 17,815,204    408,502,628
  #Teleflex, Inc............................................     89,297      5,596,243
   Thermo Fisher Scientific, Inc............................  1,994,284    110,981,905
   WellPoint, Inc...........................................  2,067,263    140,201,777
                                                                        --------------
Total Health Care...........................................               967,512,449
                                                                        --------------
Industrials -- (13.4%)
 #*AECOM Technology Corp....................................     68,209      1,505,373
  *AGCO Corp................................................    252,065     11,741,188
 #*CNH Global N.V...........................................      6,633        303,592
   CSX Corp.................................................  6,342,908    141,510,277
  #FedEx Corp...............................................    150,525     13,282,326
  *Fortune Brands Home & Security, Inc......................    742,497     16,884,382
   General Electric Co...................................... 21,867,055    428,156,937
 #*Hertz Global Holdings, Inc...............................    876,229     13,502,689
   Ingersoll-Rand P.L.C.....................................    933,314     39,684,511
  *Jacobs Engineering Group, Inc............................      3,134        137,363
   L-3 Communications Holdings, Inc.........................    407,736     29,984,905
   Manpower, Inc............................................      6,983        297,476
  #Norfolk Southern Corp....................................  2,045,548    149,181,816
   Northrop Grumman Corp....................................  1,545,282     97,785,445
 #*Owens Corning, Inc.......................................    589,248     20,240,669
  #Pentair, Inc.............................................    159,772      6,924,518
  *Quanta Services, Inc.....................................    482,223     10,666,773
   Republic Services, Inc...................................  1,104,756     30,237,172
   Ryder System, Inc........................................    297,607     14,499,413
  #Southwest Airlines Co....................................  4,290,532     35,525,605
   SPX Corp.................................................        316         24,262

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                               SHARES       VALUE+
                                                             ---------- --------------
Industrials -- (Continued)
  #Stanley Black & Decker, Inc..............................    528,407 $   38,658,256
 #*Terex Corp...............................................     17,458        395,249
   Trinity Industries, Inc..................................      8,644        255,862
   Tyco International, Ltd..................................  1,433,965     80,488,455
   Union Pacific Corp.......................................  2,422,164    272,348,120
  #URS Corp.................................................    378,541     15,637,529
                                                                        --------------
Total Industrials...........................................             1,469,860,163
                                                                        --------------
Information Technology -- (3.5%)
  #Activision Blizzard, Inc.................................  2,612,644     33,624,728
 #*Arrow Electronics, Inc...................................    568,882     23,921,488
  *Avnet, Inc...............................................    711,662     25,676,765
  #AVX Corp.................................................    285,834      3,630,092
  *Brocade Communications Systems, Inc......................    419,260      2,322,700
  #Computer Sciences Corp...................................    897,932     25,195,972
   Corning, Inc.............................................  2,232,465     32,035,873
  #Fidelity National Information Services, Inc..............  1,328,465     44,729,417
   Hewlett-Packard Co.......................................  1,097,035     27,162,587
   IAC/InterActiveCorp......................................    461,765     22,233,985
  *Ingram Micro, Inc. Class A...............................    911,755     17,742,752
  *Juniper Networks, Inc....................................     81,071      1,737,351
 #*Micron Technology, Inc...................................  3,322,059     21,892,369
 #*Western Digital Corp.....................................    782,708     30,376,897
   Xerox Corp...............................................  5,490,094     42,712,931
 #*Yahoo!, Inc..............................................  1,539,555     23,924,685
                                                                        --------------
Total Information Technology................................               378,920,592
                                                                        --------------
Materials -- (2.7%)
  #Alcoa, Inc...............................................  5,357,434     52,127,833
  #Ashland, Inc.............................................    376,837     24,822,253
  #Cliffs Natural Resources, Inc............................    147,736      9,198,043
   Cytec Industries, Inc....................................     66,976      4,257,664
  #Domtar Corp..............................................    199,193     17,425,404
  #Huntsman Corp............................................    155,311      2,199,204
   International Paper Co...................................  2,299,481     76,595,712
   LyondellBasell Industries N.V. Class A...................     75,881      3,170,308
   MeadWestavco Corp........................................    988,501     31,454,102
  #Nucor Corp...............................................    165,094      6,473,336
  #Reliance Steel & Aluminum Co.............................    363,907     20,338,762
   Rock-Tenn Co. Class A....................................     73,108      4,556,822
  #Sealed Air Corp..........................................    311,965      5,983,489
  #Steel Dynamics, Inc......................................    893,527     11,410,340
  *SunCoke Energy, Inc......................................          1             11
  #United States Steel Corp.................................    204,541      5,794,646
  #Vulcan Materials Co......................................    576,439     24,677,354
  #Westlake Chemical Corp...................................      2,222        142,097
                                                                        --------------
Total Materials.............................................               300,627,380
                                                                        --------------
Telecommunication Services -- (6.1%)
   AT&T, Inc................................................ 13,051,618    429,528,748
  #CenturyLink, Inc.........................................  2,300,437     88,704,851
  #Frontier Communications Corp.............................  1,781,243      7,196,222
  *MetroPCS Communications, Inc.............................  1,453,136     10,607,893
 #*NII Holdings, Inc........................................    110,211      1,542,403
  *Sprint Nextel Corp....................................... 13,961,200     34,623,776
  #Telephone & Data Systems, Inc............................    562,342     13,659,281
 #*United States Cellular Corp..............................    265,925     10,429,578
  #Verizon Communications, Inc..............................  1,811,751     73,158,505
                                                                        --------------
Total Telecommunication Services............................               669,451,257
                                                                        --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                               SHARES         VALUE+
                                                             ------------ ---------------
Utilities -- (0.8%)
 #*AES Corp.................................................    1,010,587 $    12,652,549
  *Calpine Corp.............................................    1,006,942      18,880,162
  *NRG Energy, Inc..........................................      987,176      16,781,992
  #Public Service Enterprise Group, Inc.....................    1,096,857      34,167,096
                                                                          ---------------
Total Utilities.............................................                   82,481,799
                                                                          ---------------
TOTAL COMMON STOCKS.........................................               10,142,405,125
                                                                          ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares........................   31,844,654      31,844,654
                                                                          ---------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT
                                                             ------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S) @ DFA Short Term Investment Fund........................  785,569,107     785,569,107
   @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $375,124 FNMA, rates
     ranging from 2.000% to 6.331%(r), maturities ranging
     from 01/01/19 to 09/01/45, valued at $376,287) to be
     repurchased at $364,198................................ $        364         364,196
                                                                          ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................                  785,933,303
                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,527,670,147)....................................              $10,960,183,082
                                                                          ===============

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES     VALUE++
                                                             --------- ------------
COMMON STOCKS -- (85.6%)
AUSTRALIA -- (4.2%)
   Alumina, Ltd............................................. 2,919,489 $  3,487,208
  #Alumina, Ltd. Sponsored ADR..............................   172,484      821,024
   Amcor, Ltd. Sponsored ADR................................    74,696    2,339,479
   Asciano Group, Ltd....................................... 1,275,861    6,244,288
   Australia & New Zealand Banking Group, Ltd...............   112,583    2,789,046
  #Bank of Queensland, Ltd..................................   441,910    3,413,546
   Bendigo Bank, Ltd........................................   596,517    4,664,592
  #Boral, Ltd............................................... 1,576,317    6,164,915
   Caltex Australia, Ltd....................................   341,805    4,869,603
   Crown, Ltd...............................................   957,925    9,045,412
  *Downer EDI, Ltd..........................................   132,490      494,597
   Echo Entertainment Group, Ltd............................ 1,526,918    7,112,845
 #*Fairfax Media, Ltd....................................... 4,500,769    3,211,777
  #Harvey Norman Holdings, Ltd..............................   991,617    2,079,233
   Incitec Pivot, Ltd....................................... 4,149,937   14,025,619
   Insurance Australia Group, Ltd........................... 1,872,961    6,870,016
   Lend Lease Group NL......................................   773,285    5,955,951
   Macquarie Group, Ltd.....................................   568,086   17,122,387
   National Australia Bank, Ltd............................. 1,490,363   38,957,024
  #New Hope Corp., Ltd......................................    51,436      261,054
  *Newcrest Mining, Ltd.....................................    62,046    1,690,757
   OneSteel, Ltd............................................ 2,331,726    3,124,108
   Origin Energy, Ltd....................................... 2,282,669   31,361,440
   OZ Minerals, Ltd.........................................   497,884    4,793,908
   Primary Health Care, Ltd.................................    28,910       84,909
 #*Qantas Airways, Ltd...................................... 2,850,317    4,831,830
   Santos, Ltd.............................................. 1,552,780   22,526,127
   Seven Group Holdings, Ltd................................   326,621    3,424,595
   Sims Metal Management, Ltd...............................   124,128    1,839,144
  #Sims Metal Management, Ltd. Sponsored ADR................   124,013    1,822,991
   Sonic Healthcare, Ltd....................................   329,113    4,305,338
   Suncorp Group, Ltd....................................... 3,324,750   28,035,386
   TABCORP Holdings, Ltd.................................... 1,716,068    5,118,828
   Tatts Group, Ltd......................................... 2,547,318    6,841,050
   Toll Holdings, Ltd.......................................   662,085    4,012,984
   Treasury Wine Estates, Ltd...............................   115,020      513,901
  #Washington H. Soul Pattinson & Co., Ltd..................   113,801    1,637,448
   Wesfarmers, Ltd.......................................... 2,578,622   80,973,411
                                                                       ------------
TOTAL AUSTRALIA.............................................            346,867,771
                                                                       ------------
AUSTRIA -- (0.3%)
   Erste Group Bank AG......................................   342,508    7,897,933
  #OMV AG...................................................   286,325    9,685,422
   Raiffeisen Bank International AG.........................    55,762    1,855,419
   Voestalpine AG...........................................    64,901    2,114,233
                                                                       ------------
TOTAL AUSTRIA...............................................             21,553,007
                                                                       ------------
BELGIUM -- (0.8%)
  #Ageas SA................................................. 3,435,864    6,260,930
   Delhaize Group SA........................................   235,124   11,443,810
   Delhaize Group SA Sponsored ADR..........................    52,900    2,576,759
   D'ieteren SA.............................................     1,857       81,988
   KBC Groep NV.............................................   356,956    6,920,305
   Solvay SA................................................   180,191   21,950,074
  #UCB SA...................................................   292,608   13,682,402
                                                                       ------------
TOTAL BELGIUM...............................................             62,916,268
                                                                       ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
CANADA -- (10.6%)
   Agnico-Eagle Mines, Ltd..................................    13,354 $    533,430
   Astral Media, Inc. Class A...............................    40,138    1,983,638
   Bell Aliant, Inc.........................................   162,757    4,310,091
   Cameco Corp..............................................   465,901   10,309,861
   Canadian National Resources, Ltd.........................   168,339    5,848,453
  #Canadian Pacific Railway, Ltd............................   266,453   20,620,875
  #Canadian Tire Corp. Class A..............................   214,347   14,991,379
   Empire Co., Ltd. Class A.................................    65,500    3,855,008
  #Encana Corp.............................................. 2,051,015   42,957,433
   Enerplus Corp............................................   371,811    6,880,301
   Ensign Energy Services, Inc..............................   452,198    6,536,810
   Fairfax Financial Holdings, Ltd..........................    54,622   22,393,444
   Genworth MI Canada, Inc..................................    84,524    1,756,621
   George Weston, Ltd.......................................   139,152    8,892,712
  #Goldcorp, Inc............................................ 1,677,120   64,225,793
   Groupe Aeroplan, Inc.....................................   211,202    2,715,256
  #Husky Energy, Inc........................................   783,918   20,450,035
   IAMGOLD Corp.............................................   231,424    2,869,812
   Industrial Alliance Insurance & Financial Services, Inc..   168,485    5,372,554
   Inmet Mining Corp........................................   154,478    8,497,580
   Intact Financial Corp....................................    62,200    4,015,909
  *Katanga Mining, Ltd......................................   181,994      151,071
   Kinross Gold Corp........................................ 2,678,826   23,999,200
  #Loblaw Cos., Ltd.........................................   224,875    7,591,822
  *Lundin Mining Corp....................................... 1,008,210    4,898,930
  #Magna International, Inc.................................   583,936   25,589,502
  #Manulife Financial Corp.................................. 4,206,497   57,528,749
   Methanex Corp............................................    68,615    2,415,781
   Metro, Inc...............................................    89,917    4,960,750
   Nexen, Inc............................................... 1,739,936   33,623,909
   Pan American Silver Corp.................................   103,026    2,003,472
   Pengrowth Energy Corp....................................   655,222    5,889,934
   Penn West Petroleum, Ltd.................................   877,632   15,041,059
   PetroBakken Energy, Ltd. Class A.........................    62,100      898,952
  *Precision Drilling Corp..................................   706,616    6,509,294
   Progress Energy Resources Corp...........................   394,565    4,341,673
   Progressive Waste Solutions, Ltd.........................   122,391    2,655,099
   Quebecor, Inc. Class B...................................    72,000    2,830,146
  *Research In Motion, Ltd..................................   435,600    6,230,731
  *Sears Canada, Inc........................................     2,159       30,008
  #Sun Life Financial, Inc.................................. 1,513,735   37,113,592
   Suncor Energy, Inc....................................... 3,486,786  115,173,181
   Talisman Energy, Inc..................................... 2,251,645   29,449,059
   Teck Resources, Ltd. Class A.............................     4,115      161,417
  #Teck Resources, Ltd. Class B............................. 1,483,730   55,362,948
  #Thomson Reuters Corp..................................... 1,832,184   54,751,300
  #TransAlta Corp...........................................   602,148    9,984,496
  #TransCanada Corp......................................... 1,575,808   69,326,938
  *Uranium One, Inc.........................................   632,800    1,838,473
   Viterra, Inc.............................................   861,686   13,878,042
  #Yamana Gold, Inc......................................... 1,777,340   26,070,412
                                                                       ------------
TOTAL CANADA................................................            880,316,935
                                                                       ------------
DENMARK -- (1.2%)
 #*A.P. Moeller-Maersk A.S. Series A........................       842    6,280,326
   A.P. Moeller-Maersk A.S. Series B........................     3,855   30,184,418
   Carlsberg A.S. Series B..................................   312,511   26,976,499
  *Danske Bank A.S.......................................... 1,707,998   27,756,572
   H. Lundbeck A.S..........................................   123,467    2,475,375
  *Rockwool International A.S. Series A.....................         9          866
   Rockwool International A.S. Series B.....................     1,631      155,629

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
DENMARK -- (Continued)
   TDC A.S..................................................   758,575 $  5,437,579
 #*Vestas Wind Systems A.S..................................   348,128    3,068,421
                                                                       ------------
TOTAL DENMARK...............................................            102,335,685
                                                                       ------------
FINLAND -- (0.5%)
  *Kesko Oyj Series A.......................................       662       19,217
  #Kesko Oyj Series B.......................................   138,917    3,715,657
   Neste Oil Oyj............................................    69,191      818,758
   Sampo Oyj Series A.......................................   302,422    8,051,974
  #Stora Enso Oyj Series R.................................. 1,304,065    8,925,786
   Stora Enso Oyj Sponsored ADR.............................    91,500      623,115
  #UPM-Kymmene Oyj.......................................... 1,346,790   17,283,559
   UPM-Kymmene Oyj Sponsored ADR............................    69,300      882,882
                                                                       ------------
TOTAL FINLAND...............................................             40,320,948
                                                                       ------------
FRANCE -- (7.7%)
   Arkema SA................................................   166,322   14,750,912
  #AXA SA................................................... 4,058,877   57,677,147
   AXA SA Sponsored ADR.....................................   140,900    1,996,553
   BNP Paribas SA........................................... 1,248,772   50,399,590
   Bollore SA...............................................    22,288    4,830,900
 #*Bouygues SA..............................................   305,569    8,337,002
   Cap Gemini SA............................................   324,351   12,671,503
   Casino Guichard Perrachon SA.............................   139,924   13,747,365
   Cie de Saint-Gobain SA................................... 1,039,077   43,626,019
  *Cie Generale de Geophysique--Veritas SA..................   130,878    3,753,286
 #*Cie Generale de Geophysique--Veritas SA Sponsored ADR....   141,089    4,057,720
   Cie Generale des Etablissements Michelin SA Series B.....   334,922   25,029,557
  #Ciments Francais SA......................................    26,702    1,711,861
   CNP Assurances SA........................................   318,796    4,476,041
   Credit Agricole SA....................................... 2,838,495   14,611,683
  *Eiffage SA...............................................    31,691    1,078,817
   Electricite de France SA.................................   436,218    9,241,676
  #Eramet SA................................................     5,005      667,654
   France Telecom SA........................................ 3,803,372   52,136,748
   GDF Suez SA.............................................. 2,974,295   68,480,750
   Groupe Eurotunnel SA.....................................   907,172    7,632,587
   Lafarge SA...............................................   505,082   19,742,004
  #Lagardere SCA............................................   243,906    7,395,994
   Natixis SA............................................... 2,026,810    6,178,542
  #Peugeot SA...............................................   358,364    4,303,942
  #PPR SA...................................................   161,317   26,996,280
  #Renault SA...............................................   500,084   22,749,145
   Rexel SA.................................................   243,067    5,085,397
   Sanofi SA................................................    87,938    6,716,849
   Sanofi SA ADR............................................   520,100   19,857,418
   SCOR SE..................................................   198,036    5,235,603
  #Societe Generale SA...................................... 1,558,512   36,896,510
   STMicroelectronics NV.................................... 1,542,301    8,880,310
   Thales SA................................................    27,549      955,073
  *Vallourec SA.............................................    44,398    2,673,718
  #Vivendi SA............................................... 3,567,218   65,981,070
                                                                       ------------
TOTAL FRANCE................................................            640,563,226
                                                                       ------------
GERMANY -- (7.0%)
   Allianz SE...............................................   330,017   36,810,454
   Allianz SE Sponsored ADR................................. 2,811,910   31,099,725
   Bayerische Motoren Werke AG..............................   660,431   62,814,886
  *Celesio AG...............................................    92,470    1,594,646
 #*Commerzbank AG........................................... 4,399,281    9,525,126

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
GERMANY -- (Continued)
   Daimler AG............................................... 2,088,586 $115,564,409
   Deutsche Bank AG......................................... 1,039,440   45,125,200
   Deutsche Bank AG (D18190898).............................   420,711   18,254,650
   Deutsche Lufthansa AG....................................   464,311    6,046,422
   Deutsche Telekom AG...................................... 2,852,483   32,160,894
  #Deutsche Telekom AG Sponsored ADR........................ 3,099,741   35,337,047
  #E.ON AG.................................................. 2,894,296   65,531,861
   Fraport AG...............................................    37,336    2,427,763
  #Generali Deutschland Holding AG..........................     8,506      719,585
  #Hannover Rueckversicherung AG............................    60,686    3,672,548
  #Heidelberger Zement AG...................................   201,967   11,113,123
   Merck KGaA...............................................    50,209    5,518,955
  #Munchener Rueckversicherungs-Gesellschaft AG.............   395,244   57,409,200
 #*RWE AG...................................................   317,533   13,649,762
  #Salzgitter AG............................................    79,216    4,151,983
   SCA Hygiene Products SE..................................     3,195    1,419,938
  #Suedzucker AG............................................    45,256    1,378,133
   ThyssenKrupp AG..........................................   368,208    8,732,147
  #Volkswagen AG............................................    48,739    8,325,838
                                                                       ------------
TOTAL GERMANY...............................................            578,384,295
                                                                       ------------
GREECE -- (0.1%)
   Coca-Cola Hellenic Bottling Co. S.A......................     4,366       86,719
   Hellenic Petroleum S.A...................................   334,517    2,458,702
  *National Bank of Greece S.A..............................   705,803    1,574,748
                                                                       ------------
TOTAL GREECE................................................              4,120,169
                                                                       ------------
HONG KONG -- (1.7%)
   Cathay Pacific Airways, Ltd.............................. 2,126,000    3,596,817
   Dah Sing Banking Group, Ltd..............................     4,000        4,134
   Dah Sing Financial Holdings, Ltd.........................   113,650      406,027
   Great Eagle Holdings, Ltd................................   860,324    2,526,729
   Hang Lung Group, Ltd.....................................   356,000    2,218,035
   Henderson Land Development Co., Ltd...................... 3,286,114   18,645,849
   Hong Kong & Shanghai Hotels, Ltd......................... 2,025,348    2,650,349
   Hopewell Holdings, Ltd................................... 1,244,169    3,334,523
   Hutchison Whampoa, Ltd................................... 5,618,000   53,856,729
   Hysan Development Co., Ltd............................... 1,040,362    4,696,226
   Kowloon Development Co., Ltd.............................   282,000      293,509
   New World Development Co., Ltd........................... 8,442,100   10,486,825
   Orient Overseas International, Ltd.......................   488,000    3,331,265
   Shun Tak Holdings, Ltd................................... 2,346,000      968,030
   Sino Land Co., Ltd....................................... 1,055,352    1,812,999
   Wharf Holdings, Ltd...................................... 2,757,990   16,355,885
   Wheelock & Co., Ltd...................................... 3,482,000   11,731,566
                                                                       ------------
TOTAL HONG KONG.............................................            136,915,497
                                                                       ------------
IRELAND -- (0.2%)
   CRH P.L.C................................................   590,083   11,972,870
   CRH P.L.C. Sponsored ADR.................................   259,888    5,283,523
  *Governor & Co. of the Bank of Ireland P.L.C. (The).......   157,165       23,348
                                                                       ------------
TOTAL IRELAND...............................................             17,279,741
                                                                       ------------
ISRAEL -- (0.6%)
   Bank Hapoalim B.M........................................ 2,940,875   10,913,355
   Bank Leumi Le-Israel B.M................................. 2,840,659    8,886,091
   Bezeq Israeli Telecommunication Corp., Ltd............... 2,743,801    4,574,275
   Elbit Systems, Ltd.......................................    57,084    2,082,518
   Israel Chemicals, Ltd....................................   843,555    9,649,278
  *Israel Discount Bank, Ltd. Series A...................... 1,954,545    2,534,734

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
ISRAEL -- (Continued)
  *Mellanox Technologies, Ltd...............................     23,772 $  1,365,746
  *NICE Systems, Ltd........................................     11,443      438,699
  *NICE Systems, Ltd. Sponsored ADR.........................    160,983    6,184,967
  *Oil Refineries, Ltd......................................    528,928      307,535
   Partner Communications Co., Ltd..........................     63,263      472,840
   Paz Oil Co., Ltd.........................................        321       43,717
  *Strauss Group, Ltd.......................................     17,492      210,770
                                                                        ------------
TOTAL ISRAEL................................................              47,664,525
                                                                        ------------
ITALY -- (1.2%)
  #Banca Monte Dei Paschi di Siena SpA......................  8,998,791    3,201,163
   Banco Popolare Scarl.....................................  2,933,385    4,362,170
 #*Fiat SpA.................................................  1,512,718    7,306,723
  *Finmeccanica SpA.........................................  1,096,376    4,716,235
   Intesa Sanpaolo SpA...................................... 18,250,842   27,665,557
  *Mediaset SpA.............................................    712,461    1,695,752
   Parmalat SpA.............................................    602,705    1,363,240
   Telecom Italia SpA.......................................  5,476,933    6,213,483
   Telecom Italia SpA Sponsored ADR.........................  1,874,500   21,219,340
   UniCredit SpA............................................  4,730,546   18,868,285
  #Unione di Banche Italiane ScpA...........................  1,525,749    5,670,893
                                                                        ------------
TOTAL ITALY.................................................             102,282,841
                                                                        ------------
JAPAN -- (17.4%)
   77 Bank, Ltd. (The)......................................    737,372    2,940,331
  #Aeon Co., Ltd............................................  1,886,800   24,632,172
   Aisin Seiki Co., Ltd.....................................     85,300    3,003,638
   Ajinomoto Co., Inc.......................................  1,189,000   15,345,526
   Alfresa Holdings Corp....................................     85,700    3,957,616
   Amada Co., Ltd...........................................    821,000    5,572,382
   Aozora Bank, Ltd.........................................    991,000    2,541,700
   Asahi Glass Co., Ltd.....................................  1,586,000   12,470,023
   Asahi Kasei Corp.........................................  2,028,000   12,534,544
   Asatsu-DK, Inc...........................................     32,500      939,976
   Autobacs Seven Co., Ltd..................................     71,600    3,436,316
   Awa Bank, Ltd. (The).....................................     65,600      387,265
   Bank of Kyoto, Ltd. (The)................................    731,400    6,196,201
   Bank of Yokohama, Ltd. (The).............................  1,279,000    6,194,250
   Canon Marketing Japan, Inc...............................    124,900    1,611,250
  #Casio Computer Co., Ltd..................................    249,300    1,656,181
   Chiba Bank, Ltd. (The)...................................    980,000    5,954,009
   Chugoku Bank, Ltd. (The).................................    403,800    5,102,519
  #Chuo Mitsui Trust Holdings, Inc..........................  5,611,629   16,439,504
   Citizen Holdings Co., Ltd................................    511,000    3,209,192
   Coca-Cola West Co., Ltd..................................    109,007    1,967,610
   COMSYS Holdings Corp.....................................    151,700    1,529,199
   Cosmo Oil Co., Ltd.......................................  1,212,364    3,362,146
   Credit Saison Co., Ltd...................................    267,800    5,747,265
  #Dai Nippon Printing Co., Ltd.............................  1,815,000   16,107,933
   Daicel Chemical Industries, Ltd..........................    515,000    3,264,467
   Daido Steel Co., Ltd.....................................    324,000    2,009,871
  #Dainippon Sumitomo Pharma Co., Ltd.......................    313,600    3,140,654
   Daiwa Securities Group, Inc..............................  3,272,000   12,364,921
  *Ebara Corp...............................................     82,000      331,749
   Fuji Heavy Industries, Ltd...............................  1,298,000    9,790,187
   Fuji Television Network, Inc.............................      1,128    1,902,753
   FUJIFILM Holdings Corp...................................  1,327,000   28,146,202
   Fukuoka Financial Group, Inc.............................  1,800,000    7,488,877
   Fukuyama Transporting Co., Ltd...........................     71,000      387,745
   Glory, Ltd...............................................    119,600    2,572,093
  #Gunma Bank, Ltd. (The)...................................    921,397    4,674,971

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
JAPAN -- (Continued)
   H2O Retailing Corp.......................................    198,000 $ 1,742,728
   Hachijuni Bank, Ltd. (The)...............................    993,231   5,405,458
   Hakuhodo DY Holdings, Inc................................     39,920   2,492,834
   Hankyu Hanshin Holdings, Inc.............................    582,000   2,715,410
   Higo Bank, Ltd. (The)....................................    282,000   1,572,981
  #Hiroshima Bank, Ltd. (The)...............................    300,000   1,218,774
   Hitachi Capital Corp.....................................    105,100   1,737,390
   Hitachi High-Technologies Corp...........................    159,200   4,000,649
   Hitachi Transport System, Ltd............................     94,400   1,727,617
   Hokuhoku Financial Group, Inc............................  2,620,000   4,583,735
   House Foods Corp.........................................    148,300   2,497,680
   Idemitsu Kosan Co., Ltd..................................     51,124   4,707,315
   Inpex Corp...............................................      3,476  22,950,325
   Isetan Mitsukoshi Holdings, Ltd..........................    882,200   9,609,175
   ITOCHU Corp..............................................    183,800   2,079,552
   Iyo Bank, Ltd. (The).....................................    548,000   4,547,641
   J. Front Retailing Co., Ltd..............................  1,136,000   5,836,972
   JFE Holdings, Inc........................................    773,100  14,458,129
   Joyo Bank, Ltd. (The)....................................  1,503,000   6,561,246
   JS Group Corp............................................    419,700   8,241,407
   JTEKT Corp...............................................    463,200   5,076,653
   JX Holdings, Inc.........................................  5,548,433  31,298,119
   Kagoshima Bank, Ltd. (The)...............................    358,143   2,156,366
  #Kajima Corp..............................................  1,544,000   4,400,745
   Kamigumi Co., Ltd........................................    519,000   4,171,197
   Kaneka Corp..............................................    653,542   4,038,826
 #*Kawasaki Kisen Kaisha, Ltd...............................  1,166,087   2,456,193
   Keiyo Bank, Ltd. (The)...................................    418,000   1,944,676
   Kewpie Corp..............................................    113,400   1,701,097
   Kinden Corp..............................................    285,000   1,979,252
   Kirin Holdings Co., Ltd..................................    247,000   3,144,916
   Kobe Steel, Ltd..........................................  3,785,000   5,398,141
  #Konica Minolta Holdings, Inc.............................    339,000   2,750,358
   Kyocera Corp.............................................    306,200  29,851,459
   Kyocera Corp. Sponsored ADR..............................     13,600   1,323,416
   Kyowa Hakko Kirin Co., Ltd...............................    584,000   6,138,675
   Mabuchi Motor Co., Ltd...................................     36,100   1,510,230
   Marui Group Co., Ltd.....................................    542,642   4,307,198
   Maruichi Steel Tube, Ltd.................................    104,400   2,297,494
  *Mazda Motor Corp.........................................  3,005,000   4,883,222
   Medipal Holdings Corp....................................    339,800   4,298,338
   Meiji Holdings Co., Ltd..................................    144,395   6,395,421
   Mitsubishi Chemical Holdings Corp........................  3,885,000  20,474,264
   Mitsubishi Corp..........................................  2,411,300  52,257,599
   Mitsubishi Gas Chemical Co., Inc.........................    948,000   6,210,714
   Mitsubishi Heavy Industries, Ltd.........................  9,007,000  40,846,959
   Mitsubishi Logistics Corp................................    236,000   2,588,749
   Mitsubishi Materials Corp................................  2,533,000   7,554,767
  #Mitsubishi Tanabe Pharma Corp............................    405,600   5,629,928
   Mitsubishi UFJ Financial Group, Inc...................... 17,167,906  82,431,923
   Mitsubishi UFJ Financial Group, Inc. ADR.................  4,781,372  22,759,331
   Mitsui & Co., Ltd........................................  2,469,100  38,556,482
   Mitsui & Co., Ltd. Sponsored ADR.........................     11,723   3,623,345
   Mitsui Chemicals, Inc....................................  1,861,800   5,378,910
  *Mitsui Engineering & Shipbuilding Co., Ltd...............  1,025,000   1,507,069
   Mitsui Mining & Smelting Co., Ltd........................     69,030     173,090
   Mitsui O.S.K. Lines, Ltd.................................    819,000   3,174,373
   Mizuho Financial Group, Inc..............................    293,760     463,115
   Mizuho Financial Group, Inc. ADR.........................    349,173   1,096,403
   MS&AD Insurance Group Holdings, Inc......................    715,053  13,182,807
   Nagase & Co., Ltd........................................    235,889   2,855,909

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
JAPAN -- (Continued)
   Namco Bandai Holdings, Inc...............................    36,600 $   523,333
   Nanto Bank, Ltd. (The)...................................   319,000   1,425,884
  *NEC Corp................................................. 5,425,101   9,794,247
   Nippon Electric Glass Co., Ltd...........................   554,000   4,476,190
   Nippon Express Co., Ltd.................................. 1,952,238   7,369,709
   Nippon Meat Packers, Inc.................................   429,536   5,486,817
  #Nippon Paper Group, Inc..................................   231,700   4,638,621
  #Nippon Sheet Glass Co., Ltd.............................. 1,171,739   1,517,650
   Nippon Shokubai Co., Ltd.................................   234,000   2,621,606
  #Nippon Steel Corp........................................ 8,954,000  22,312,362
   Nippon Television Network Corp...........................    12,380   1,917,256
  #Nippon Yusen K.K......................................... 3,032,000   8,962,699
   Nishi-Nippon Bank, Ltd................................... 1,403,569   3,712,318
  #Nissan Motor Co., Ltd....................................   907,200   9,432,192
   Nissan Shatai Co., Ltd...................................   216,000   2,279,799
   Nisshin Seifun Group, Inc................................   394,500   4,813,391
  *Nisshin Steel Co., Ltd................................... 1,431,000   2,008,462
   Nisshinbo Holdings, Inc..................................   305,000   2,681,556
   NKSJ Holdings, Inc.......................................    79,550   1,637,435
  #NOK Corp.................................................   162,200   3,336,547
   Nomura Holdings, Inc..................................... 5,482,000  22,471,392
   Nomura Real Estate Holdings, Inc.........................   164,700   2,879,149
   NTN Corp.................................................   651,000   2,462,641
   Obayashi Corp............................................ 1,650,682   6,987,076
   OJI Paper Co., Ltd....................................... 1,997,000   9,169,443
   Ono Pharmaceutical Co., Ltd..............................     9,500     537,894
   Onward Holdings Co., Ltd.................................   278,000   2,173,927
   Panasonic Corp........................................... 3,486,017  26,726,092
   Panasonic Corp. Sponsored ADR............................   302,421   2,313,521
 #*Renesas Electronics Corp.................................   121,800     700,497
   Rengo Co., Ltd...........................................   428,000   3,129,452
   Ricoh Co., Ltd........................................... 1,666,000  14,924,196
   Rohm Co., Ltd............................................   230,500  10,395,251
   San-in Godo Bank, Ltd. (The).............................    97,900     703,895
   Sankyo Co., Ltd..........................................    74,800   3,606,503
   SBI Holdings, Inc........................................    45,820   3,687,267
  #Seiko Epson Corp.........................................   296,800   3,959,458
   Seino Holdings Co., Ltd..................................   295,000   2,043,485
   Sekisui Chemical Co., Ltd................................   736,000   6,617,531
   Sekisui House, Ltd....................................... 1,354,000  12,552,102
   Seven & I Holdings Co., Ltd..............................   486,100  14,714,341
  #Sharp Corp............................................... 2,998,000  19,178,793
   Shiga Bank, Ltd..........................................   451,185   2,577,827
   Shimizu Corp............................................. 1,371,000   5,211,706
   Shinsei Bank, Ltd........................................ 1,642,000   2,118,908
   Shizuoka Bank, Ltd.......................................   827,000   8,654,319
   Showa Denko K.K.......................................... 1,456,000   3,239,768
   Showa Shell Sekiyu K.K...................................   224,000   1,409,659
   SKY Perfect JSAT Holdings, Inc...........................     3,029   1,319,192
  #Sojitz Corp.............................................. 2,578,100   4,341,854
   Sony Corp................................................   768,200  12,424,711
  #Sony Corp. Sponsored ADR................................. 1,801,665  29,204,990
   Sumitomo Bakelite Co., Ltd...............................   347,000   1,802,510
  #Sumitomo Chemical Co., Ltd............................... 2,006,000   8,248,357
   Sumitomo Corp............................................ 3,241,900  46,071,274
  #Sumitomo Electric Industries, Ltd........................ 2,606,700  35,162,427
   Sumitomo Forestry Co., Ltd...............................   161,400   1,404,561
   Sumitomo Heavy Industries, Ltd...........................   297,000   1,531,819
   Sumitomo Metal Industries, Ltd........................... 3,316,000   5,956,773
  #Sumitomo Mitsui Financial Group, Inc..................... 1,025,500  32,814,750
   Suzuken Co., Ltd.........................................   150,000   4,537,053

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CONTINUED

                                                              SHARES      VALUE++
                                                             --------- --------------
JAPAN -- (Continued)
   Suzuki Motor Corp........................................   519,200 $   12,220,120
   Taiheiyo Cement Corp.....................................   785,800      1,875,371
  #Taisei Corp.............................................. 2,148,703      5,457,727
   Taisho Pharmaceutical Holdings Co., Ltd..................    73,099      5,850,048
  #Takashimaya Co., Ltd.....................................   615,634      4,666,529
   TDK Corp.................................................   107,400      5,608,102
   Teijin, Ltd.............................................. 1,535,450      5,163,545
   Tokai Rika Co., Ltd......................................    94,200      1,754,674
   Tokyo Broadcasting System, Inc...........................    85,300      1,156,617
  *Tokyo Tatemono Co., Ltd..................................   442,000      1,632,109
   Toppan Printing Co., Ltd................................. 1,312,000      8,886,223
   Tosoh Corp............................................... 1,044,000      2,886,257
   Toyo Seikan Kaisha, Ltd..................................   346,349      4,608,835
   Toyobo Co., Ltd..........................................   664,000        904,008
   Toyoda Gosei Co., Ltd....................................    13,800        281,270
   Toyota Motor Corp........................................   398,279     16,320,585
  #Toyota Motor Corp. Sponsored ADR.........................   673,198     55,054,132
   Toyota Tsusho Corp.......................................   482,400      9,566,354
   UNY Co., Ltd.............................................   390,450      4,537,364
   Wacoal Corp..............................................   179,000      2,076,202
   Yamada Denki Co., Ltd....................................    76,640      4,973,309
   Yamaguchi Financial Group, Inc...........................   492,148      4,227,298
   Yamaha Corp..............................................   327,300      3,173,129
   Yamato Holdings Co., Ltd.................................   367,500      5,666,295
   Yamato Kogyo Co., Ltd....................................    82,600      2,350,392
   Yamazaki Baking Co., Ltd.................................   128,000      1,892,866
   Yokohama Rubber Co., Ltd.................................   437,000      3,194,485
                                                                       --------------
TOTAL JAPAN.................................................            1,446,786,269
                                                                       --------------
MALAYSIA -- (0.0%)
  *Rekapacific Berhad.......................................   691,000             --
                                                                       --------------
NETHERLANDS -- (2.3%)
  *Aegon NV................................................. 3,288,297     15,295,765
   Akzo Nobel NV............................................   444,472     23,837,309
   ArcelorMittal NV......................................... 2,446,831     42,506,116
  *ING Groep NV............................................. 3,755,023     26,491,156
 #*ING Groep NV Sponsored ADR............................... 1,273,519      8,991,044
   Koninklijke Ahold NV.....................................   785,918      9,975,186
   Koninklijke DSM NV.......................................   452,418     25,961,912
   Koninklijke Philips Electronics NV....................... 1,939,039     38,587,673
  #Philips Electronics NV ADR...............................   137,395      2,746,526
                                                                       --------------
TOTAL NETHERLANDS...........................................              194,392,687
                                                                       --------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd......................   219,002        452,384
   Contact Energy, Ltd...................................... 1,261,859      4,998,073
   Fletcher Building, Ltd...................................     6,732         34,344
                                                                       --------------
TOTAL NEW ZEALAND...........................................                5,484,801
                                                                       --------------
NORWAY -- (1.0%)
   Aker ASA Series A........................................    72,828      2,381,727
   Aker Kvaerner ASA........................................    12,550        213,730
  *Archer, Ltd..............................................   135,267        282,912
   BW Offshore, Ltd.........................................   416,901        579,098
   Cermaq ASA...............................................    27,247        372,331
  #DNB ASA.................................................. 1,382,225     14,898,179
   Marine Harvest ASA....................................... 7,530,562      3,864,929
   Norsk Hydro ASA.......................................... 3,357,025     16,369,595
   Norsk Hydro ASA Sponsored ADR............................    59,900        289,916
   Orkla ASA................................................ 2,797,062     20,543,067

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
NORWAY -- (Continued)
  *Petroleum Geo-Services ASA...............................    378,646 $  5,728,071
  *Statoil Fuel & Retail ASA................................     62,670      561,577
   Stolt-Nielsen, Ltd.......................................      8,425      150,643
   Storebrand ASA...........................................  1,082,306    4,865,491
  *Subsea 7 SA..............................................    528,896   13,697,853
   Wilh Wilhelmsen Holding ASA..............................        212        5,383
   Yara International ASA...................................     35,511    1,740,753
                                                                        ------------
TOTAL NORWAY................................................              86,545,255
                                                                        ------------
PORTUGAL -- (0.1%)
  #Banco Espirito Santo SA..................................    957,081      810,774
  *Banco Espirito Santo SA I-12 Shares......................  1,674,890    1,418,910
   Cimpor Cimentos de Portugal SA...........................    169,758    1,241,848
  *EDP Renovaveis SA........................................    447,616    1,907,738
  *Portugal Telecom SA......................................    525,319    2,826,799
                                                                        ------------
TOTAL PORTUGAL..............................................               8,206,069
                                                                        ------------
SINGAPORE -- (1.0%)
   CapitaLand, Ltd..........................................  5,036,000   11,903,484
   CapitaMalls Asia, Ltd....................................  1,863,000    2,309,153
   DBS Group Holdings, Ltd..................................  1,514,557   17,015,057
   Fraser & Neave, Ltd......................................  1,315,450    7,465,432
   Golden Agri-Resources, Ltd............................... 13,950,000    8,257,577
  *Indofood Agri Resources, Ltd.............................    198,000      226,905
  *Keppel Land, Ltd.........................................    208,000      529,571
   Neptune Orient Lines, Ltd................................  1,228,004    1,219,825
 #*Overseas Union Enterprise, Ltd...........................    405,000      767,556
   Singapore Airlines, Ltd..................................  1,585,600   13,676,855
   Singapore Land, Ltd......................................    532,000    2,551,213
   United Industrial Corp., Ltd.............................  2,152,000    4,813,182
   UOL Group, Ltd...........................................  1,376,600    5,016,817
   Venture Corp., Ltd.......................................    307,000    2,126,466
   Wheelock Properties, Ltd.................................    870,000    1,212,123
                                                                        ------------
TOTAL SINGAPORE.............................................              79,091,216
                                                                        ------------
SPAIN -- (1.4%)
  #Acciona SA...............................................    114,419    7,046,901
   Banco Bilbao Vizcaya Argentaria SA.......................  1,015,514    6,872,014
   Banco de Sabadell SA.....................................  4,940,587   11,697,248
 #*Banco Espanol de Credito SA..............................    400,117    1,505,085
   Banco Popular Espanol SA.................................  4,093,710   13,091,298
   Banco Santander SA.......................................  4,679,745   29,382,301
  *Banco Santander SA I-12 Shares...........................    194,989    1,218,262
   Banco Santander SA Sponsored ADR.........................  1,384,686    8,765,062
   CaixaBank SA.............................................  2,664,573    9,185,451
  #Fomento de Construcciones y Contratas SA.................     41,871      716,386
   Gas Natural SDG SA.......................................  1,100,641   15,342,589
   Iberdrola SA.............................................     38,883      181,185
   Repsol YPF SA............................................    483,252    9,290,473
                                                                        ------------
TOTAL SPAIN.................................................             114,294,255
                                                                        ------------
SWEDEN -- (2.6%)
   Boliden AB...............................................    612,180    9,844,381
   Holmen AB Series A.......................................      6,300      171,833
   Meda AB Series A.........................................    157,343    1,556,030
   Nordea Bank AB...........................................  5,275,564   46,690,917
  #Skandinaviska Enskilda Banken AB Series A................  3,481,813   23,458,989
  #Skandinaviska Enskilda Banken AB Series C................     16,918      113,333
   SSAB AB Series A.........................................    507,586    5,174,745
   SSAB AB Series B.........................................    233,785    2,065,281

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
SWEDEN -- (Continued)
   Svenska Cellulosa AB Series A............................     65,949 $  1,046,639
   Svenska Cellulosa AB Series B............................  1,586,671   25,153,076
   Swedbank AB Series A.....................................  1,322,591   21,832,830
   Tele2 AB Series B........................................    462,294    8,794,278
  *Telefonaktiebolaget LM Ericsson AB Series A..............     26,493      261,687
 #*Telefonaktiebolaget LM Ericsson AB Series B..............  3,412,049   33,825,223
  #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.........    952,162    9,516,859
   TeliaSonera AB...........................................  3,768,582   25,098,837
   Volvo AB Series A........................................    329,561    4,566,032
                                                                        ------------
TOTAL SWEDEN................................................             219,170,970
                                                                        ------------
SWITZERLAND -- (4.5%)
   Adecco SA................................................    351,751   17,159,585
  #Alpiq Holding AG.........................................      1,239      221,792
   Aryzta AG................................................    107,787    5,429,504
   Baloise Holding AG.......................................    200,163   15,501,448
   Banque Cantonale Vaudoise AG.............................        732      414,311
 #*Clariant AG..............................................    429,492    5,467,945
   Credit Suisse Group AG...................................    858,974   20,545,723
  #Credit Suisse Group AG Sponsored ADR.....................    805,990   18,787,627
   Givaudan SA..............................................     14,257   13,840,472
   Holcim, Ltd..............................................    886,165   55,272,069
   Lonza Group AG...........................................     17,654      796,572
   Novartis AG..............................................     16,632      918,357
   Novartis AG ADR..........................................    506,359   27,935,826
  *PSP Swiss Property AG....................................     95,780    8,607,288
   St. Galler Kantonalbank AG...............................      3,800    1,538,341
   Sulzer AG................................................     27,091    3,901,632
   Swiss Life Holding AG....................................    123,557   12,638,354
  *Swiss Re, Ltd............................................  1,108,107   69,581,447
  *UBS AG...................................................  3,280,643   40,969,298
   Zurich Insurance Group AG................................    225,125   55,156,285
                                                                        ------------
TOTAL SWITZERLAND...........................................             374,683,876
                                                                        ------------
UNITED KINGDOM -- (19.1%)
   Anglo American P.L.C.....................................    467,907   18,082,181
   Associated British Foods P.L.C...........................  1,071,183   21,198,581
   Aviva P.L.C..............................................  8,175,916   40,920,432
   Barclays P.L.C........................................... 11,591,752   41,038,889
   Barclays P.L.C. Sponsored ADR............................  4,327,157   61,618,716
   BP P.L.C.................................................    596,936    4,312,332
   BP P.L.C. Sponsored ADR..................................  4,848,222  210,461,317
   Carnival P.L.C...........................................    658,867   21,401,197
   Carnival P.L.C. ADR......................................    241,674    7,859,238
   Eurasian Natural Resources Corp. P.L.C...................    404,841    3,690,418
  *Evraz P.L.C..............................................    525,138    3,154,007
   HSBC Holdings P.L.C......................................    329,127    2,971,091
  #HSBC Holdings P.L.C. Sponsored ADR.......................    281,192   12,701,443
  *International Consolidated Airlines Group SA.............  3,847,175   11,018,040
   International Power P.L.C................................  6,455,198   43,665,942
   Investec P.L.C...........................................    980,981    5,657,581
  *John Wood Group P.L.C....................................    130,394    1,655,801
   Kazakhmys P.L.C..........................................    690,345    9,690,506
   Kingfisher P.L.C......................................... 10,285,817   48,507,558
   Legal & General Group P.L.C..............................  7,506,507   14,332,975
  *Lloyds Banking Group P.L.C............................... 76,981,994   38,640,671
 #*Lloyds Banking Group P.L.C. Sponsored ADR................  2,857,128    5,599,971
   Mondi P.L.C..............................................  1,450,865   13,490,769
   Old Mutual P.L.C......................................... 13,164,620   31,681,668
  #Pearson P.L.C. Sponsored ADR.............................  1,712,026   32,425,772
   Resolution, Ltd..........................................  3,123,271   11,345,936

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                               SHARES      VALUE++
                                                             ---------- --------------
UNITED KINGDOM -- (Continued)
   Rexam P.L.C..............................................  4,237,546 $   29,580,188
  *Royal Bank of Scotland Group P.L.C....................... 35,002,159     13,808,558
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR........    377,000      2,985,840
   Royal Dutch Shell P.L.C. ADR.............................  3,323,210    243,790,686
   Royal Dutch Shell P.L.C. Series A........................      3,171        113,097
   Royal Dutch Shell P.L.C. Series B........................    255,146      9,336,965
   RSA Insurance Group P.L.C................................  5,217,096      8,895,575
   Sainsbury (J.) P.L.C.....................................  5,529,939     27,643,839
   Travis Perkins P.L.C.....................................     38,182        651,415
   Vedanta Resources P.L.C..................................    189,404      3,753,954
   Vodafone Group P.L.C..................................... 34,976,333     96,813,260
   Vodafone Group P.L.C. Sponsored ADR......................  8,190,343    227,937,246
   William Morrison Supermarkets P.L.C......................  8,127,143     37,017,257
   Wolseley P.L.C...........................................    889,796     33,876,001
   WPP P.L.C................................................  2,321,912     31,440,977
   WPP P.L.C. Sponsored ADR.................................     38,003      2,577,363
   Xstrata P.L.C............................................  5,211,952    100,098,296
                                                                        --------------
TOTAL UNITED KINGDOM........................................             1,587,443,549
                                                                        --------------
TOTAL COMMON STOCKS.........................................             7,097,619,855
                                                                        --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
   Porsche Automobil Holding SE.............................    334,085     20,410,954
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Santander SA Rights 04/27/12.......................          9              2
                                                                        --------------

                                                                SHARES/
                                                                 FACE
                                                                AMOUNT          VALUE+
                                                             -------------- --------------
                                                                 (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S) @ DFA Short Term Investment Fund........................  1,174,000,000  1,174,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $200,496) to be repurchased at $196,566................ $          197        196,565
                                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 1,174,196,565
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,877,751,800)....................................                $8,292,227,376
                                                                            ==============

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (90.6%)
Consumer Discretionary -- (20.7%)
   Accordia Golf Co., Ltd...................................   4,694 $3,642,402
   Aeon Fantasy Co., Ltd....................................  57,832    904,793
   Ahresty Corp.............................................  37,100    348,065
   Aigan Co., Ltd...........................................  96,200    415,328
   Aisan Industry Co., Ltd.................................. 132,800  1,407,026
  #Akebono Brake Industry Co., Ltd.......................... 348,400  1,753,226
   Alpen Co., Ltd...........................................  76,100  1,550,305
   Alpha Corp...............................................  30,200    383,732
   Alpine Electronics, Inc.................................. 206,300  2,709,598
   Amiyaki Tei Co., Ltd.....................................     235    648,954
   Amuse, Inc...............................................  29,999    409,791
 #*Anrakutei Co., Ltd.......................................  50,000    253,004
   AOI Advertising Promotion, Inc...........................  39,000    261,818
   AOKI Holdings, Inc.......................................  97,100  1,904,140
   Aoyama Trading Co., Ltd.................................. 257,600  5,314,739
   Arc Land Sakamoto Co., Ltd...............................  44,700    700,285
  #Arnest One Corp.......................................... 198,900  2,257,614
   Asahi Co., Ltd...........................................  64,100  1,264,775
  #Asatsu-DK, Inc........................................... 129,200  3,736,767
  *Ashimori Industry Co., Ltd............................... 319,000    416,091
   ASKUL Corp...............................................  86,600  1,729,991
   Asti Corp................................................  46,000    123,128
  #Atom Corp................................................ 184,600    766,242
   Atsugi Co., Ltd.......................................... 750,000    890,973
   Autobacs Seven Co., Ltd..................................  97,200  4,664,943
   Avex Group Holdings, Inc................................. 152,900  1,736,069
   Belluna Co., Ltd.........................................  15,200    120,275
  *Best Denki Co., Ltd...................................... 304,500    739,236
  *Bic Camera, Inc..........................................   2,785  1,374,129
   Bookoff Corp.............................................  39,500    380,889
   Calsonic Kansei Corp..................................... 617,000  3,471,079
  #Can Do Co., Ltd..........................................     403    539,277
 #*Carchs Holdings Co., Ltd................................. 707,200    275,117
   Central Sports Co., Ltd..................................   5,500     74,214
   Chiyoda Co., Ltd......................................... 120,900  2,817,523
   Chofu Seisakusho Co., Ltd................................  88,800  2,116,570
   Chori Co., Ltd........................................... 671,000    922,159
   Chuo Spring Co., Ltd..................................... 202,000    827,018
 #*Clarion Co., Ltd......................................... 516,000  1,435,212
   Cleanup Corp............................................. 131,900    996,206
  #Colowide Co., Ltd........................................ 238,950  1,759,256
   Corona Corp..............................................  76,200  1,067,373
   Cross Plus, Inc..........................................  22,000    220,070
   Daido Metal Co., Ltd..................................... 144,000  1,720,714
   Daidoh, Ltd.............................................. 113,600    923,792
 #*Daiei, Inc. (The)........................................ 490,350  1,618,237
   Daikoku Denki Co., Ltd...................................  36,900    527,655
   Daimaruenawin Co., Ltd...................................     400      2,789
   Dainichi Co., Ltd........................................  54,900    531,267
   Daisyo Corp..............................................  54,300    704,957
   DCM Holdings Co., Ltd.................................... 376,000  2,854,781
   Descente, Ltd............................................ 231,000  1,321,247
 #*Doshisha Co., Ltd........................................  54,800  1,602,482
   Doutor Nichires Holdings Co., Ltd........................ 143,386  1,950,753
   Dynic Corp............................................... 128,000    264,194
   Eagle Industry Co., Ltd.................................. 108,000  1,033,551
  #Edion Corp............................................... 328,200  2,056,064
   Exedy Corp............................................... 137,300  3,858,808

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Consumer Discretionary -- (Continued)
   F&A Aqua Holdings, Inc...................................    61,638 $  667,810
  #FCC Co., Ltd.............................................   147,100  3,003,680
  *Fine Sinter Co., Ltd.....................................    49,000    164,093
   Foster Electric Co., Ltd.................................    87,600  1,302,708
  #France Bed Holdings Co., Ltd.............................   750,000  1,455,682
  #F-Tech, Inc..............................................    25,100    517,580
   Fuji Co., Ltd............................................    97,000  2,226,271
   Fuji Corp, Ltd...........................................   102,900    568,895
 #*Fuji Kiko Co., Ltd.......................................   148,000    547,577
  #Fuji Kyuko Co., Ltd......................................   311,000  1,947,406
   Fuji Oozx, Inc...........................................     6,000     27,777
  #Fujibo Holdings, Inc.....................................   343,000    759,493
   Fujikura Rubber, Ltd.....................................    72,900    266,228
   Fujita Kanko, Inc........................................   394,100  1,487,128
  #Fujitsu General, Ltd.....................................   285,000  2,436,417
   FuKoKu Co., Ltd..........................................     4,300     49,031
   Funai Electric Co., Ltd..................................    84,200  1,553,796
  #Furukawa Battery Co., Ltd................................    71,000    398,461
  *Futaba Industrial Co., Ltd...............................   233,300  1,245,380
   G-7 Holdings, Inc........................................    29,200    150,379
  *Gajoen Kanko Co..........................................    37,000         --
   Gakken Holdings Co., Ltd.................................   322,000    772,206
 #*Genki Sushi Co., Ltd.....................................    19,500    241,615
  #Geo Holdings Corp........................................     1,400  1,694,855
  #GLOBERIDE, Inc...........................................   476,000    591,124
  #Goldwin, Inc.............................................   180,000  1,144,516
  *Gourmet Kineya Co., Ltd..................................    87,000    500,381
   GSI Creos Corp...........................................   221,000    334,717
  #Gulliver International Co., Ltd..........................    28,270  1,009,685
   Gunze, Ltd...............................................   802,000  2,188,687
   H.I.S. Co., Ltd..........................................   101,800  3,295,032
   H2O Retailing Corp.......................................   266,000  2,341,240
   Hagihara Industries, Inc.................................     4,200     74,007
   Hakuyosha Co., Ltd.......................................    88,000    234,425
  #Happinet Corp............................................    72,500    762,261
   Hard Off Corp Co., Ltd...................................    27,100    206,588
   Haruyama Trading Co., Ltd................................    47,900    296,110
  *Haseko Corp.............................................. 6,572,500  4,735,838
   Heiwa Corp...............................................    86,000  1,791,882
  #Hiday Hidaka Corp........................................    34,520    547,667
   Hikari Tsushin, Inc......................................    77,000  2,509,445
   Himaraya Co., Ltd........................................    35,900    276,603
   Hiramatsu, Inc...........................................        50     46,113
 #*Honeys Co., Ltd..........................................    69,500  1,304,543
  #Hoosiers Corp............................................       708    575,087
  *I Metal Technology Co., Ltd..............................   142,000    311,362
  #Ichibanya Co., Ltd.......................................    29,600    943,681
   Ichikawa Co., Ltd........................................    63,000    129,357
 #*Ichikoh Industries, Ltd..................................   285,000    564,997
   Ikyu Corp................................................       624    287,041
   Imasen Electric Industrial Co., Ltd......................    58,200    796,231
   Imperial Hotel, Ltd......................................    11,500    352,117
  #Impress Holdings, Inc....................................   110,400    180,007
   Intage, Inc..............................................    18,000    373,753
   Ishizuka Glass Co., Ltd..................................   109,000    197,195
  *Izuhakone Railway Co., Ltd...............................       300     20,291
   Izumi Co., Ltd...........................................    78,900  1,643,712
  *Izutsuya Co., Ltd........................................   375,000    238,916
  *Janome Sewing Machine Co., Ltd...........................   580,000    500,576
   Japan Vilene Co., Ltd....................................   139,000    632,595
   Japan Wool Textile Co., Ltd. (The).......................   310,000  2,332,110

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Consumer Discretionary -- (Continued)
  *Jeans Mate Corp..........................................    30,308 $   81,499
   Jidosha Buhin Kogyo Co., Ltd.............................    79,000    540,811
 #*Joban Kosan Co., Ltd.....................................   250,000    295,426
  #Joshin Denki Co., Ltd....................................   205,000  2,006,433
   Juntendo Co., Ltd........................................    31,000     53,399
  *JVC Kenwood Holdings, Inc................................   648,130  2,762,802
   Kabuki-Za Co., Ltd.......................................    39,000  1,932,958
  #Kadokawa Holdings, Inc...................................    88,600  2,548,216
  #Kappa Create Co., Ltd....................................    58,100  1,242,093
   Kasai Kogyo Co., Ltd.....................................   118,000    622,791
  #Kawai Musical Instruments Manufacturing Co., Ltd.........   330,000    807,854
   Keihin Corp..............................................   189,500  3,222,842
  #Keiyo Co., Ltd...........................................   175,100  1,098,880
   Kentucky Fried Chicken Japan, Ltd........................    78,000  2,035,118
   Kimoto Co., Ltd..........................................    66,700    402,441
 #*Kinki Nippon Tourist Co., Ltd............................   254,000    392,568
  #Kinugawa Rubber Industrial Co., Ltd......................   208,000  1,533,045
  #Kisoji Co., Ltd..........................................    86,000  1,691,703
   Kohnan Shoji Co., Ltd....................................   127,400  1,847,630
  #Kojima Co., Ltd..........................................   145,700    693,891
   Komatsu Seiren Co., Ltd..................................   145,000    761,147
   Komeri Co., Ltd..........................................   121,500  3,404,079
   Konaka Co., Ltd..........................................   116,660  1,231,487
   Kourakuen Corp...........................................    25,700    395,325
   KU Holdings Co., Ltd.....................................    68,200    473,286
  #Kura Corp................................................    54,800    815,076
   Kurabo Industries, Ltd................................... 1,067,000  1,988,481
   Kuraudia Co., Ltd........................................     5,700     71,980
   Kuroganeya Co., Ltd......................................    14,000     60,900
  #KYB Co., Ltd.............................................   633,000  3,590,405
   Kyoritsu Maintenance Co., Ltd............................    46,760  1,031,694
   Kyoto Kimono Yuzen Co., Ltd..............................    55,700    684,675
 #*Laox Co., Ltd............................................   493,000    227,780
   LEC, Inc.................................................    20,900    319,885
  #Look, Inc................................................   184,000    540,184
   Mamiya-Op Co., Ltd.......................................   285,000    661,042
   Marche Corp..............................................    23,000    211,411
   Mars Engineering Corp....................................    45,700  1,038,371
 #*Maruei Department Store Co., Ltd.........................   142,000    188,390
  *Maruzen CHI Holdings Co., Ltd............................    11,800     30,626
   Maruzen Co., Ltd.........................................    46,000    323,167
 #*Matsuya Co., Ltd.........................................   159,000  1,425,389
   Matsuya Foods Co., Ltd...................................    46,900    917,548
  #Megane TOP Co., Ltd......................................   125,200  1,607,715
   Meiko Network Japan Co., Ltd.............................    31,800    313,801
   Meiwa Estate Co., Ltd....................................    23,500    117,678
  *Meiwa Industry Co., Ltd..................................    29,000     80,045
   Mikuni Corp..............................................   108,000    256,474
  *Misawa Homes Co., Ltd....................................   109,100  1,420,670
   Mitsuba Corp.............................................   155,690  1,557,622
   Mitsui Home Co., Ltd.....................................   155,000    815,531
   Mizuno Corp..............................................   435,000  2,371,108
   MOS Food Services, Inc...................................   116,500  2,254,097
   MR Max Corp..............................................   119,000    510,455
   Murakami Corp............................................     5,000     71,850
   Musashi Seimitsu Industry Co., Ltd.......................    94,500  2,212,332
 #*Naigai Co., Ltd.......................................... 2,643,000  1,786,144
  *Nexyz Corp...............................................     1,920     47,596
  #Nice Holdings, Inc.......................................   451,000  1,322,328
  #Nidec Copal Corp.........................................    88,700  1,078,023
  #Nidec Tosok Corp.........................................   109,300  1,142,755

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Consumer Discretionary -- (Continued)
   Nifco, Inc...............................................   212,800 $5,724,281
   Nihon Eslead Corp........................................    11,700    107,436
   Nihon Plast Co., Ltd.....................................     1,400     12,201
   Nihon Tokushu Toryo Co., Ltd.............................    56,000    233,404
   Nikkato Corp.............................................       700      4,335
  *Nippon Columbia Co., Ltd.................................   668,000    241,248
   Nippon Felt Co., Ltd.....................................    67,200    344,328
  #Nippon Piston Ring Co., Ltd..............................   329,000    719,097
   Nippon Seiki Co., Ltd....................................   180,400  2,275,617
  #Nishimatsuya Chain Co., Ltd..............................   242,900  2,027,152
  #Nissan Shatai Co., Ltd...................................   362,023  3,821,017
 #*Nissan Tokyo Sales Holdings Co., Ltd.....................   236,000    718,077
  #Nissen Holdings Co., Ltd.................................   181,591    946,444
   Nissin Kogyo Co., Ltd....................................   168,000  2,730,704
   Nittan Valve Co., Ltd....................................    82,800    281,452
 #*Nitto Kako Co., Ltd......................................    60,000     49,065
   Noritsu Koki Co., Ltd....................................   101,700    532,779
   Ohashi Technica, Inc.....................................       300      2,136
   Omikenshi Co., Ltd.......................................   127,000     80,732
   Onward Holdings Co., Ltd.................................   557,000  4,355,674
   Pacific Industrial Co., Ltd..............................   184,000  1,143,906
   Pal Co., Ltd.............................................    18,800    892,370
   Paltac Corp..............................................    53,750    785,204
   PanaHome Corp............................................   398,200  2,621,506
  #Parco Co., Ltd...........................................   268,200  2,635,898
   Paris Miki Holdings, Inc.................................   160,600  1,022,157
 #*PIA Corp.................................................    26,700    299,732
   Piolax, Inc..............................................    44,500  1,085,488
  *Pioneer Electronic Corp.................................. 1,050,900  5,303,473
   Plenus Co., Ltd..........................................    92,600  1,797,732
   Point, Inc...............................................    73,300  2,707,010
   Press Kogyo Co., Ltd.....................................   425,000  2,525,814
   Pressance Corp...........................................     5,200     82,756
   Renaissance, Inc.........................................     2,300     12,849
  *Renown, Inc..............................................   242,600    376,067
  #RESORT SOLUTION Co., Ltd.................................   180,000    365,524
   Resorttrust, Inc.........................................   144,408  2,386,312
   Rhythm Watch Co., Ltd....................................   650,000  1,087,387
   Right On Co., Ltd........................................    67,325    625,748
   Riken Corp...............................................   362,000  1,527,120
  #Ringer Hut Co., Ltd......................................    76,500  1,025,891
   Riso Kyoiku Co., Ltd.....................................     9,364    612,525
   Roland Corp..............................................    92,800    908,830
  #Round One Corp...........................................   294,800  1,928,679
   Royal Holdings Co., Ltd..................................   137,100  1,616,694
   Ryohin Keikaku Co., Ltd..................................   103,400  5,613,665
 #*Sagami Chain Co., Ltd....................................    82,000    694,878
 #*Sagami Co., Ltd..........................................   225,000    369,447
  #Saizeriya Co., Ltd.......................................   145,800  2,262,250
  #Sakai Ovex Co., Ltd......................................   237,000    413,113
   SAN HOLDINGS, Inc........................................    13,600    263,428
  #Sanden Corp..............................................   539,000  1,777,632
   Sangetsu Co., Ltd........................................   104,825  2,738,159
   Sanko Marketing Foods Co., Ltd...........................        57     74,986
   Sankyo Seiko Co., Ltd....................................    50,000    163,976
   Sanoh Industrial Co., Ltd................................   118,600    923,032
 #*Sanyo Housing Nagoya Co., Ltd............................       354    344,255
   Sanyo Shokai, Ltd........................................   421,000  1,193,142
   Scroll Corp..............................................    81,700    330,763
  *Seiko Holdings Corp......................................   540,407  1,366,677
   Seiren Co., Ltd..........................................   223,900  1,627,441

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   Senshukai Co., Ltd....................................... 165,200 $1,204,398
  *Seven Seas Holdings Co., Ltd............................. 319,000    111,116
  #Shikibo, Ltd............................................. 523,000    639,676
   Shimachu Co., Ltd........................................ 203,600  4,586,562
  #Shimojima Co., Ltd.......................................  17,100    227,961
  #Shinyei Kaisha...........................................  96,000    164,704
   Shiroki Corp............................................. 285,000    910,811
   Shobunsha Publications, Inc.............................. 329,800  2,436,318
  #Shochiku Co., Ltd........................................ 404,400  3,896,099
   Shoei Co., Ltd...........................................   1,600     11,481
   Showa Corp............................................... 320,400  2,796,668
   SKY Perfect JSAT Holdings, Inc...........................   7,924  3,451,066
   SNT Corp................................................. 101,800    627,088
   Soft99 Corp..............................................  70,600    448,743
   Sotoh Co., Ltd...........................................  49,700    473,708
   SPK Corp.................................................  16,800    303,419
   SRI Sports Ltd...........................................  30,800    400,213
   St. Marc Holdings Co., Ltd...............................  37,900  1,466,981
   Studio Alice Co., Ltd....................................  41,900    701,540
   Suminoe Textile Co., Ltd................................. 323,000    658,806
   Sumitomo Forestry Co., Ltd............................... 436,666  3,800,026
 #*SxL Corp................................................. 509,000  1,152,203
   T. RAD Co., Ltd.......................................... 269,000  1,051,755
 #*Tac Co., Ltd.............................................  15,400     32,307
   Tachikawa Corp...........................................  50,800    290,115
   Tachi-S Co., Ltd......................................... 112,840  2,157,212
  #Tact Home Co., Ltd.......................................     368    351,515
   Taiho Kogyo Co., Ltd.....................................  92,800  1,194,093
   Takamatsu Construction Group Co., Ltd....................  90,500  1,550,114
  #Taka-Q Co., Ltd..........................................  48,000    102,913
   Take & Give Needs Co., Ltd...............................   2,413    277,558
   Takihyo Co., Ltd.........................................  25,000    145,649
   Tamron Co., Ltd..........................................  70,500  2,124,383
  *TASAKI & Co., Ltd........................................  49,800    235,017
   Taya Co., Ltd............................................   5,000     42,322
  #TBK Co., Ltd.............................................  83,000    536,973
  *TDF Corp.................................................  11,000     23,127
   Teikoku Sen-I Co., Ltd...................................  79,000    634,307
 #*Ten Allied Co., Ltd......................................  50,000    163,420
  #T-GAIA Corp..............................................     735  1,285,926
   Tigers Polymer Corp......................................  59,000    248,858
  #Toabo Corp............................................... 151,000    111,232
   Toei Co., Ltd............................................ 298,000  1,552,282
  *TOKAI KANKO Co., Ltd..................................... 505,999    146,454
   Tokai Rika Co., Ltd...................................... 136,500  2,542,601
   Tokai Rubber Industries, Ltd............................. 170,000  2,011,139
   Tokai Senko K.K.......................................... 215,000    271,417
 #*Token Corp...............................................  31,020  1,126,658
  #Tokyo Derica Co., Ltd....................................  14,400    174,875
  *Tokyo Dome Corp.......................................... 806,200  2,680,249
  #Tokyo Individualized Educational Institute, Inc..........  93,100    196,817
   Tokyo Kaikan Co., Ltd....................................  12,000     44,114
   Tokyo Soir Co., Ltd......................................  49,000    124,285
   Tokyotokeiba Co., Ltd.................................... 828,000  1,220,890
  *Tokyu Recreation Co., Ltd................................  77,000    458,056
  #Tomy Co., Ltd............................................ 297,893  2,240,712
   Topre Corp............................................... 185,700  1,747,615
   Toridoll.Corp............................................  71,300    907,467
 #*Totenko Co., Ltd.........................................  57,000    109,022
   Touei Housing Corp.......................................  76,040    760,754
   Tow Co., Ltd.............................................   7,000     46,015

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
Consumer Discretionary -- (Continued)
   Toyo Tire & Rubber Co., Ltd..............................   821,000 $  2,238,199
   Toyobo Co., Ltd.......................................... 3,695,000    5,030,586
  #TPR Co., Ltd.............................................   103,500    1,688,786
   TS Tech Co., Ltd.........................................   205,900    4,045,238
   TSI Holdings Co., Ltd....................................   329,395    1,688,645
  *Tsukamoto Co., Ltd.......................................   112,000      223,069
   Tsutsumi Jewelry Co., Ltd................................    49,300    1,442,108
   TV Asahi Corp............................................       326      486,917
   TV Tokyo Holdings Corp...................................    12,600      164,595
   Umenohana Co., Ltd.......................................        44       97,315
   Unipres Corp.............................................   141,400    4,443,808
  #United Arrows, Ltd.......................................    78,500    1,793,485
 #*Unitika, Ltd............................................. 2,527,000    1,515,788
   U-Shin, Ltd..............................................    97,600      732,444
   Watabe Wedding Corp......................................    29,500      277,356
   WATAMI Co., Ltd..........................................   104,500    2,226,073
   Wowow, Inc...............................................        27       62,131
   Xebio Co., Ltd...........................................   109,300    3,008,518
  #Yamatane Corp............................................   318,000      461,846
   Yellow Hat, Ltd..........................................    73,900    1,281,840
   Yomiuri Land Co., Ltd....................................   225,000      728,087
   Yonex Co., Ltd...........................................    40,000      270,136
   Yorozu Corp..............................................    62,500    1,258,779
   Yoshinoya Holdings Co., Ltd..............................     2,180    2,839,016
   Zenrin Co., Ltd..........................................   130,800    1,379,151
   Zensho Co., Ltd..........................................   313,600    3,905,307
                                                                       ------------
Total Consumer Discretionary................................            388,645,728
                                                                       ------------
Consumer Staples -- (8.8%)
  *Aderans Co., Ltd.........................................   120,250    1,340,858
  *Aeon Hokkaido Corp.......................................   391,700    1,793,609
   Ahjikan Co., Ltd.........................................    10,500      108,183
  #Ain Pharmaciez, Inc......................................    43,600    2,331,285
   Arcs Co., Ltd............................................   118,800    2,553,701
   Ariake Japan Co., Ltd....................................   103,700    2,092,296
   Belc Co., Ltd............................................     7,600      113,553
   Cawachi, Ltd.............................................    81,900    1,971,661
   Chubu Shiryo Co., Ltd....................................    89,000      574,546
   Chuo Gyorui Co., Ltd.....................................    93,000      208,591
   Coca-Cola Central Japan Co., Ltd.........................   111,200    1,457,017
   Cocokara fine, Inc.......................................    64,060    1,998,218
   Cosmos Pharmaceutical Corp...............................    34,500    1,934,195
  #CVS Bay Area, Inc........................................    51,000      132,527
  #Daikokutenbussan Co., Ltd................................    10,800      299,085
  #Dr. Ci:Labo Co., Ltd.....................................       532    2,471,954
  #Dydo Drinco, Inc.........................................    49,800    2,025,155
   Echo Trading Co., Ltd....................................    11,000       97,303
  #Ensuiko Sugar Refining Co., Ltd..........................   102,000      311,720
   Ezaki Glico Co., Ltd.....................................     5,000       59,807
   Fancl Corp...............................................   178,900    2,345,015
 #*First Baking Co., Ltd....................................   183,000      205,965
   Fuji Oil Co., Ltd........................................   268,900    3,650,727
   Fujicco Co., Ltd.........................................   116,600    1,458,752
  *Fujiya Co., Ltd..........................................   474,000    1,213,553
   Hagoromo Foods Corp......................................    40,000      596,212
   Harashin Narus Holdings Co., Ltd.........................    61,500    1,072,297
 #*Hayashikane Sangyo Co., Ltd..............................   299,000      271,936
   Heiwado Co., Ltd.........................................   152,800    2,172,581
  #Hohsui Corp..............................................   120,000      166,787
   Hokkaido Coca-Cola Bottling Co., Ltd.....................    87,000      439,002
  #Hokuto Corp..............................................   106,700    2,298,152

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

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Consumer Staples -- (Continued)
   Inageya Co., Ltd.........................................   175,000 $2,058,483
  #Ito En, Ltd..............................................    80,800  1,461,468
   Itochu-Shokuhin Co., Ltd.................................    27,400  1,055,884
  #Itoham Foods, Inc........................................   674,800  2,557,525
   Izumiya Co., Ltd.........................................   447,000  2,280,261
   J-Oil Mills, Inc.........................................   477,000  1,341,934
  #Kameda Seika Co., Ltd....................................    70,000  1,613,128
   Kasumi Co., Ltd..........................................   204,600  1,480,583
   Kato Sangyo Co., Ltd.....................................   109,300  2,247,640
  #Key Coffee, Inc..........................................    79,000  1,468,206
   Kirindo Co., Ltd.........................................    28,300    215,222
   Kose Corp................................................   141,100  3,260,931
  *Kusuri No Aoki Co., Ltd..................................     1,100     29,706
   Kyodo Shiryo Co., Ltd....................................   337,000    375,872
  #Kyokuyo Co., Ltd.........................................   370,000    874,218
   Life Corp................................................   183,400  3,244,413
   Lion Corp................................................    82,000    473,715
   Mandom Corp..............................................    81,100  2,051,946
   Marudai Food Co., Ltd....................................   465,000  1,797,223
  #Maruetsu, Inc. (The).....................................   375,000  1,394,459
   Maruha Nichiro Holdings, Inc............................. 1,841,069  3,199,810
  *Maruya Co., Ltd..........................................     7,400     14,243
   Matsumotokiyoshi Holdings Co., Ltd.......................   148,600  3,297,304
  *Maxvalu Tohok Co., Ltd...................................    18,200    147,782
   Maxvalu Tokai Co., Ltd...................................    57,500    805,652
   Megmilk Snow Brand Co., Ltd..............................   207,100  3,753,180
   Meito Sangyo Co., Ltd....................................    53,600    699,901
   Mikuni Coca-Cola Bottling Co., Ltd.......................   171,600  1,522,741
  *Milbon Co., Ltd..........................................    49,414  1,481,467
   Ministop Co., Ltd........................................    70,200  1,238,399
   Mitsubishi Shokuhin Co., Ltd.............................    87,800  2,267,434
  #Mitsui Sugar Co., Ltd....................................   454,850  1,485,439
   Miyoshi Oil & Fat Co., Ltd...............................   261,000    344,422
   Morinaga & Co., Ltd......................................   933,000  2,140,661
   Morinaga Milk Industry Co., Ltd..........................   909,000  3,323,697
   Morishita Jinton Co., Ltd................................    47,800    194,683
   Morozoff, Ltd............................................   108,000    377,292
  #Nagatanien Co., Ltd......................................   115,000  1,288,585
   Nakamuraya Co., Ltd......................................   206,000  1,019,257
   Natori Co., Ltd..........................................     1,200     12,925
   Nichimo Co., Ltd.........................................   140,000    471,499
   Nichirei Corp............................................ 1,222,000  5,540,850
   Nihon Chouzai Co., Ltd...................................    20,300    647,886
   Niitaka Co., Ltd.........................................     7,260     86,119
   Nippon Beet Sugar Manufacturing Co., Ltd.................   543,000  1,155,700
   Nippon Flour Mills Co., Ltd..............................   557,000  2,520,184
  #Nippon Formula Feed Manufacturing Co., Ltd...............   267,000    356,788
  #Nippon Suisan Kaisha, Ltd................................   997,300  3,250,309
   Nisshin Oillio Group, Ltd. (The).........................   550,000  2,310,024
   Nissin Sugar Holdings Co., Ltd...........................    15,500    320,406
   Nitto Fuji Flour Milling Co., Ltd........................    64,000    237,181
   Noevir Holdings Co., Ltd.................................    16,900    189,763
   Oenon Holdings, Inc......................................   247,000    607,707
  #Oie Sangyo Co., Ltd......................................    20,900    216,952
   Okuwa Co., Ltd...........................................   115,000  1,574,453
   Olympic Corp.............................................    64,900    682,816
   Pietro Co., Ltd..........................................    10,300    110,502
  #Pigeon Corp..............................................    78,700  3,140,017
  #Poplar Co., Ltd..........................................    25,760    169,074
   Prima Meat Packers, Ltd..................................   671,000  1,314,444
  #Riken Vitamin Co., Ltd...................................    79,200  2,325,290

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
Consumer Staples -- (Continued)
  #Rock Field Co., Ltd......................................    47,000 $    901,452
   S Foods, Inc.............................................    73,762      645,748
   Sakata Seed Corp.........................................   164,600    2,307,061
   San-A Co., Ltd...........................................    27,400    1,113,600
   Sapporo Holdings, Ltd.................................... 1,551,000    5,421,477
  #Shoei Foods Corp.........................................    44,000      313,632
   Showa Sangyo Co., Ltd....................................   524,000    1,633,049
   Sogo Medical Co., Ltd....................................    23,300      852,560
   Sonton Food Industry Co., Ltd............................    43,000      370,082
   Starzen Co., Ltd.........................................   279,000      862,929
   Sugi Holdings Co., Ltd...................................    75,100    2,433,799
   Takara Holdings, Inc.....................................   799,000    5,425,555
   Three F Co., Ltd.........................................    17,700      112,604
  #Tobu Store Co., Ltd......................................   205,000      709,508
   Toho Co., Ltd............................................   160,000      623,274
  #Tohto Suisan Co., Ltd....................................   138,000      261,289
   Torigoe Co., Ltd. (The)..................................    85,100      722,828
   Toyo Sugar Refining Co., Ltd.............................   157,000      185,897
   Tsukiji Uoichiba Co., Ltd................................    15,000       19,325
   Tsuruha Holdings, Inc....................................    71,300    4,271,781
 #*Unicafe, Inc.............................................    15,060       68,888
   Uoriki Co., Ltd..........................................       400        4,854
   Valor Co., Ltd...........................................   175,400    3,076,024
   Warabeya Nichiyo Co., Ltd................................    51,360      840,262
   Yaizu Suisankagaku Industry Co., Ltd.....................    41,000      401,969
   Yamaya Corp..............................................     3,700       78,977
   Yaoko Co., Ltd...........................................    40,800    1,436,094
  #Yokohama Reito Co., Ltd..................................   188,000    1,468,031
   Yomeishu Seizo Co., Ltd..................................   100,000      961,847
   Yonekyu Corp.............................................   100,000      961,325
   Yuasa Funashoku Co., Ltd.................................   112,000      266,347
  #Yukiguni Maitake Co., Ltd................................   101,856      408,818
   Yutaka Foods Corp........................................     6,000      116,033
                                                                       ------------
Total Consumer Staples......................................            166,168,817
                                                                       ------------
Energy -- (0.9%)
   AOC Holdings, Inc........................................   164,300      916,382
   BP Castrol K.K...........................................    66,500      286,465
 #*Fuji Kosan Co., Ltd......................................   331,000      288,534
   Itochu Enex Co., Ltd.....................................   302,200    1,733,495
   Japan Drilling Co., Ltd..................................    21,900      667,869
   Japan Oil Transportation Co., Ltd........................    79,000      197,763
   Kanto Natural Gas Development Co., Ltd...................   155,000      813,305
 #*Kyoei Tanker Co., Ltd....................................   111,000      295,200
   MITSUUROKO HOLDINGS Co., Ltd.............................   166,300    1,117,627
   Modec, Inc...............................................    99,300    2,077,594
  #Nippon Gas Co., Ltd......................................   148,900    2,363,982
   Nippon Seiro Co., Ltd....................................    64,000      208,162
   Sala Corp................................................   128,500      850,292
   San-Ai Oil Co., Ltd......................................   273,000    1,327,986
   Shinko Plantech Co., Ltd.................................   180,400    1,523,439
   Sinanen Co., Ltd.........................................   251,000    1,117,656
   Toa Oil Co., Ltd.........................................   352,000      421,748
   Toyo Kanetsu K.K.........................................   507,000    1,145,616
                                                                       ------------
Total Energy................................................             17,353,115
                                                                       ------------
Financials -- (9.9%)
   77 Bank, Ltd. (The)......................................    43,000      171,466
   Aichi Bank, Ltd. (The)...................................    53,900    2,991,957
   Airport Facilities Co., Ltd..............................   125,070      560,439
   Akita Bank, Ltd. (The)...................................   837,400    2,749,397

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Financials -- (Continued)
   Aomori Bank, Ltd. (The)..................................   867,000 $2,598,515
   Asax Co., Ltd............................................        17     18,829
  #Awa Bank, Ltd. (The).....................................   614,000  3,624,708
   Bank of Iwate, Ltd. (The)................................    67,600  2,953,290
   Bank of Kochi, Ltd. (The)................................     3,000      3,583
   Bank of Nagoya, Ltd. (The)...............................   654,297  2,105,340
   Bank of Okinawa, Ltd. (The)..............................    94,000  3,920,393
   Bank of Saga, Ltd. (The).................................   625,000  1,595,849
   Bank of the Ryukyus, Ltd.................................   147,980  1,906,939
  *Chiba Kogyo Bank, Ltd. (The).............................   180,300    935,514
   Chukyo Bank, Ltd. (The)..................................   675,000  1,665,249
   Daibiru Corp.............................................   216,700  1,704,988
   Daiko Clearing Services Corp.............................    49,700    184,603
   Daikyo, Inc.............................................. 1,378,000  3,594,074
   Daisan Bank, Ltd. (The)..................................   659,000  1,330,663
   Daishi Bank, Ltd. (The).................................. 1,416,000  4,412,515
  #Daito Bank, Ltd. (The)...................................   542,000    466,762
   Ehime Bank, Ltd. (The)...................................   641,000  1,799,384
   Eighteenth Bank, Ltd. (The).............................. 1,079,000  3,040,086
   FIDEA Holdings Co., Ltd..................................   330,100    816,992
   Fukui Bank, Ltd. (The)...................................   963,000  3,006,913
   Fukushima Bank, Ltd. (The)............................... 1,001,000    816,834
   Fuyo General Lease Co., Ltd..............................    84,500  2,748,991
   Goldcrest Co., Ltd.......................................    75,500  1,295,157
   Heiwa Real Estate Co., Ltd...............................   713,000  1,801,104
   Higashi-Nippon Bank, Ltd.................................   659,000  1,412,975
   Higo Bank, Ltd. (The)....................................   669,000  3,731,647
   Hokkoku Bank, Ltd. (The)................................. 1,034,000  3,667,014
   Hokuetsu Bank, Ltd. (The)................................   958,000  1,890,028
  *Hulic Co., Ltd...........................................    16,000    183,136
   Hyakugo Bank, Ltd. (The)................................. 1,045,609  4,341,692
   Hyakujishi Bank, Ltd. (The).............................. 1,031,000  4,382,610
   IBJ Leasing Co., Ltd.....................................    85,800  2,329,067
   Ichiyoshi Securities Co., Ltd............................   165,800    957,942
   Iida Home Max Co., Ltd...................................    82,300    680,076
  *Iwai Cosmo Holdings, Inc.................................    29,300    129,196
 #*Japan Asia Investment Co., Ltd...........................   506,000    439,803
   Juroku Bank, Ltd......................................... 1,350,000  4,249,124
   kabu.com Securities Co., Ltd.............................   347,300  1,121,457
   Kagoshima Bank, Ltd. (The)...............................   549,000  3,305,509
   Keihanshin Building Co., Ltd.............................    29,800    141,658
   Keiyo Bank, Ltd. (The)...................................   580,000  2,698,354
  *Kenedix, Inc.............................................    11,449  2,059,777
   Kirayaka Bank, Ltd.......................................   132,800    159,612
   Kita-Nippon Bank, Ltd. (The).............................    49,406  1,254,677
   Kiyo Holdings, Inc....................................... 2,915,900  4,180,734
   Kobayashi Yoko Co., Ltd..................................   230,900    546,864
 #*Kosei Securities Co., Ltd................................   285,000    307,399
   Kyokuto Securities Co., Ltd..............................    83,900    746,916
 #*Leopalace21 Corp.........................................   985,885  3,063,158
   Marusan Securities Co., Ltd..............................   287,400  1,099,763
   Matsui Securities Co., Ltd...............................   468,900  2,866,399
   Michinoku Bank, Ltd. (The)...............................   736,000  1,416,000
   Mie Bank, Ltd. (The).....................................   178,000    412,856
   Minato Bank, Ltd. (The).................................. 1,063,000  1,954,034
  #Mito Securities Co., Ltd.................................   254,000    638,556
   Miyazaki Bank, Ltd. (The)................................   632,000  1,615,648
   Monex Group, Inc.........................................     8,052  1,599,098
   Musashino Bank, Ltd......................................   130,600  4,255,211
   Nagano Bank, Ltd. (The)..................................   338,000    647,975
   Nanto Bank, Ltd. (The)...................................   427,000  1,908,629

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
Financials -- (Continued)
  *New Real Property K.K....................................    43,900 $         --
   Nisshin Fudosan Co., Ltd.................................    95,000      600,758
   Ogaki Kyoritsu Bank, Ltd. (The).......................... 1,318,000    4,509,698
   Oita Bank, Ltd. (The)....................................   713,900    2,031,187
   Okasan Securities Group, Inc.............................   804,000    3,179,216
   Ricoh Leasing Co., Ltd...................................    79,600    1,803,017
   San-in Godo Bank, Ltd. (The).............................   696,000    5,004,198
   Sapporo Hokuyo Holdings, Inc.............................   663,200    2,316,637
  #Shiga Bank, Ltd..........................................   179,000    1,022,709
   Shikoku Bank, Ltd........................................   842,000    3,063,677
   Shimizu Bank, Ltd........................................    35,400    1,291,190
   Sumitomo Real Estate Sales Co., Ltd......................    40,830    1,958,531
   Sun Frontier Fudousan Co., Ltd...........................       208       43,993
   Taiko Bank, Ltd. (The)...................................    51,000      145,353
 #*Takagi Securities Co., Ltd...............................   206,000      261,250
   Takara Leben Co., Ltd....................................   100,500      871,763
   TOC Co., Ltd.............................................   435,250    2,441,287
   Tochigi Bank, Ltd........................................   726,000    2,484,807
   Toho Bank, Ltd...........................................   915,200    2,943,651
   Toho Real Estate Co., Ltd................................   140,700      849,929
   Tohoku Bank, Ltd. (The)..................................   400,000      634,436
   Tokai Tokyo Financial Holdings, Inc...................... 1,023,000    3,643,391
   Tokyo Rakutenchi Co., Ltd................................   218,000      822,618
  *Tokyo Tatemono Co., Ltd.................................. 1,726,000    6,373,349
   Tokyo Tatemono Real Estate Sales Co., Ltd................     7,000       23,571
 #*Tokyo Theatres Co., Inc..................................   340,000      490,335
   Tokyo Tomin Bank, Ltd....................................   132,500    1,512,513
   Tokyu Livable, Inc.......................................   103,200    1,140,300
   Tomato Bank, Ltd.........................................   400,000      723,963
   TOMONY Holdings, Inc.....................................   637,150    2,913,031
   Tosei Corp...............................................     1,043      419,157
   Tottori Bank, Ltd........................................   329,000      663,545
   Towa Bank, Ltd........................................... 1,384,000    1,502,215
   Toyo Securities Co., Ltd.................................   328,000      794,811
   Tsukuba Bank, Ltd........................................   258,300      828,996
   Yachiyo Bank, Ltd. (The).................................    30,400      689,737
   Yamagata Bank, Ltd.......................................   647,500    2,978,253
   Yamanashi Chuo Bank, Ltd.................................   654,000    2,725,765
                                                                       ------------
Total Financials............................................            186,917,965
                                                                       ------------
Health Care -- (4.0%)
   As One Corp..............................................    71,668    1,579,670
   ASKA Pharmaceutical Co., Ltd.............................   106,000      613,652
   BML, Inc.................................................    42,300    1,064,875
  #CMIC Holdings Co., Ltd...................................    24,600      415,408
   Create Medic Co., Ltd....................................    28,000      290,732
  *Daito Pharmaceutical Co., Ltd............................    10,700      159,550
   Eiken Chemical Co., Ltd..................................    74,800    1,029,006
  *EPS Corp.................................................       324      803,502
   FALCO SD HOLDINGS Co., Ltd...............................    35,200      394,451
   Fuso Pharmaceutical Industries, Ltd......................   325,000      899,262
   Hitachi Medical Corp.....................................    85,000    1,226,445
   Hogy Medical Co., Ltd....................................    52,800    2,434,007
   Iwaki & Co., Ltd.........................................    66,000      159,831
  #Japan Medical Dynamic Marketing, Inc.....................    44,900      150,793
   Jeol, Ltd................................................   279,000      834,074
   JMS Co., Ltd.............................................   126,000      409,225
   Kaken Pharmaceutical Co., Ltd............................   353,000    4,365,666
   Kawanishi Holdings, Ltd..................................     7,400       73,585
   Kawasumi Laboratories, Inc...............................    46,300      280,574
  #Kissei Pharmaceutical Co., Ltd...........................   106,300    1,934,970

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CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
Health Care -- (Continued)
   KYORIN Holdings, Inc..................................... 214,000 $ 4,107,926
  #Mochida Pharmaceutical Co., Ltd.......................... 281,000   3,267,385
  *Nagaileben Co., Ltd......................................  34,800     537,590
   Nichii Gakkan Co......................................... 229,000   3,136,871
  #Nihon Kohden Corp........................................ 168,900   4,926,486
   Nikkiso Co., Ltd......................................... 279,000   2,929,695
   Nippon Chemiphar Co., Ltd................................ 131,000     699,809
   Nippon Shinyaku Co., Ltd................................. 239,000   3,029,359
   Nipro Corp............................................... 496,600   3,400,864
   Nissui Pharmaceutical Co., Ltd...........................  64,200     578,284
   Paramount Bed Holdings Co., Ltd..........................  82,000   2,511,384
   Rion Co., Ltd............................................   5,000      43,729
   Rohto Pharmaceutical Co., Ltd............................ 408,000   5,225,995
  #Sawai Pharmaceutical Co., Ltd............................  50,200   5,290,199
   Seikagaku Corp........................................... 179,800   1,928,782
 #*Shin Nippon Biomedical Laboratories, Ltd.................  24,700      71,109
   Ship Healthcare Holdings, Inc............................ 144,700   3,420,555
   Taiko Pharmaceutical Co., Ltd............................   7,100      70,022
   Techno Medica Co., Ltd...................................       1       4,453
   Toho Holdings Co., Ltd................................... 217,700   4,231,416
   Torii Pharmaceutical Co., Ltd............................  65,200   1,222,566
  #Towa Pharmaceutical Co., Ltd.............................  43,500   1,995,403
   Tsukui Corp..............................................  20,100     260,675
   Vital KSK Holdings, Inc.................................. 151,300   1,382,941
 #*Wakamoto Pharmaceutical Co., Ltd......................... 100,000     296,655
   ZERIA Pharmaceutical Co., Ltd............................ 109,000   1,990,144
                                                                     -----------
Total Health Care...........................................          75,679,575
                                                                     -----------
Industrials -- (25.0%)
 #*A&A Material Corp........................................ 235,000     257,941
   Advan Co., Ltd...........................................  96,900     918,138
 #*Advanex, Inc.............................................  73,000      80,565
   Aeon Delight Co., Ltd....................................  86,500   2,013,846
   Aica Kogyo Co., Ltd...................................... 246,200   3,607,559
   Aichi Corp............................................... 132,000     582,280
   Aida Engineering, Ltd.................................... 273,600   1,538,719
   Airtech Japan, Ltd.......................................  18,300      85,726
   Alps Logistics Co., Ltd..................................  50,700     513,480
  #Altech Co., Ltd..........................................  23,000      74,747
   Altech Corp..............................................  37,150     287,667
   Amano Corp............................................... 281,000   2,514,025
   Ando Corp................................................ 450,000     628,476
   Anest Iwata Corp......................................... 149,000     718,541
   Asahi Diamond Industrial Co., Ltd........................ 249,700   2,761,508
   Asahi Kogyosha Co., Ltd.................................. 109,000     454,064
 #*Asanuma Corp............................................. 796,000     686,244
   Asia Air Survey Co., Ltd.................................  32,000      95,679
   Asunaro Aoki Construction Co., Ltd....................... 154,000     905,297
   Ataka Construction & Engineering Co., Ltd................  60,000     214,085
   Bando Chemical Industries, Ltd........................... 348,000   1,282,680
   Benefit One, Inc.........................................      56      42,217
   Biken Techno Corp........................................  14,100      92,183
   Bunka Shutter Co., Ltd................................... 227,000     859,920
   Central Glass Co., Ltd................................... 785,000   3,217,594
   Central Security Patrols Co., Ltd........................  43,700     432,091
   Chiyoda Integre Co., Ltd.................................   7,600      95,167
   Chudenko Corp............................................ 130,500   1,326,035
   Chugai Ro Co., Ltd....................................... 340,000   1,115,745
   CKD Corp................................................. 244,900   1,812,733
   COMSYS Holdings Corp..................................... 446,400   4,499,899
   Cosel Co., Ltd........................................... 108,800   1,544,469

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Industrials -- (Continued)
   CTI Engineering Co., Ltd.................................    44,000 $  286,300
   Dai-Dan Co., Ltd.........................................   156,000    982,574
   Daido Kogyo Co., Ltd.....................................   145,000    266,931
   Daifuku Co., Ltd.........................................   389,500  2,081,126
  #Daihen Corp..............................................   453,000  1,519,047
  #Daiho Corp...............................................   763,000  1,059,470
 #*Daiichi Chuo K.K.........................................   519,000    709,645
   Daiichi Jitsugyo Co., Ltd................................   188,000    962,470
  #Daiseki Co., Ltd.........................................   165,063  2,849,921
   Daiseki Eco. Solution Co., Ltd...........................        97    195,746
 #*Daisue Construction Co., Ltd.............................   276,500    193,329
   Daiwa Industries, Ltd....................................   178,000    902,806
   Daiwa Odakyu Construction Co., Ltd.......................    63,500    167,287
  *Danto Holdings Corp......................................   365,000    413,363
   Denyo Co., Ltd...........................................    85,100  1,098,984
   Dijet Industrial Co., Ltd................................    80,000    183,102
   DMW Corp.................................................     4,800     86,683
  *Dream Incubator, Inc.....................................       173    181,941
   Duskin Co., Ltd..........................................   222,800  4,313,834
 #*Ebara Corp...............................................   483,000  1,954,080
   Ebara Jitsugyo Co., Ltd..................................     4,500     72,108
   Eidai Co., Ltd...........................................     7,000     31,152
   Emori & Co., Ltd.........................................     1,800     22,723
  *Enshu, Ltd...............................................   194,000    220,655
   Freesia Macross Corp..................................... 1,355,000    269,916
 #*Fudo Tetra Corp..........................................   579,400  1,049,157
   Fujikura, Ltd............................................ 1,609,000  5,002,804
  *Fujisash Co., Ltd........................................    49,300     51,475
   Fujitec Co., Ltd.........................................   323,000  2,013,979
  #Fukuda Corp..............................................   593,000  2,158,630
   Fukushima Industries Corp................................    29,700    433,496
   Fukuyama Transporting Co., Ltd...........................   615,400  3,360,825
   Funai Consulting, Inc....................................    99,300    725,486
  *Furukawa Co., Ltd........................................ 1,391,000  1,317,819
  #Furusato Industries, Ltd.................................    50,600    522,403
   Futaba Corp..............................................   154,300  2,404,187
   Gecoss Corp..............................................   112,400    571,784
   Glory, Ltd...............................................   158,600  3,410,819
  *Hamai Co., Ltd...........................................    92,000    102,054
   Hamakyorex Co., Ltd......................................    10,000    356,002
   Hanwa Co., Ltd...........................................   822,000  3,448,486
   Hazama Corp..............................................   312,700    837,274
   Hibiya Engineering, Ltd..................................   125,900  1,393,093
   Hisaka Works, Ltd........................................    40,000    436,097
  *Hitachi Cable, Ltd.......................................   782,000  1,828,489
   Hitachi Koki Co., Ltd....................................   221,700  1,975,853
   Hitachi Metals Techno, Ltd...............................    56,500    468,941
   Hitachi Tool Engineering, Ltd............................    94,000    943,500
   Hitachi Transport System, Ltd............................       100      1,830
   Hitachi Zosen Corp....................................... 3,511,500  4,727,978
   Hokuetsu Industries Co., Ltd.............................    85,000    260,406
   Hokuriku Electrical Construction Co., Ltd................    56,000    162,663
   Hoshizaki Electric Co., Ltd..............................   123,200  2,954,243
   Hosokawa Micron Corp.....................................   140,000    820,823
  *Howa Machinery, Ltd......................................   484,000    566,213
  #Ichiken Co., Ltd.........................................    87,000    168,514
   Ichinen Holdings Co., Ltd................................    71,100    387,785
   Idec Corp................................................   137,000  1,345,264
  #Iino Kaiun Kaisha, Ltd...................................   356,200  1,785,907
   Inaba Denki Sangyo Co., Ltd..............................    87,400  2,580,882
   Inaba Seisakusho Co., Ltd................................    58,800    795,786

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Industrials -- (Continued)
   Inabata & Co., Ltd.......................................   317,300 $2,085,344
  *Inui Steamship Co., Ltd..................................    95,900    380,056
   Iseki & Co., Ltd.........................................   765,000  1,819,931
   Ishii Iron Works Co., Ltd................................   114,000    250,441
 #*Ishikawa Seisakusho, Ltd.................................   101,000    106,334
  #Itoki Corp...............................................   174,200  1,106,161
 #*Iwasaki Electric Co., Ltd................................   183,000    375,660
   Iwatani International Corp...............................   887,000  3,118,006
   Jalux, Inc...............................................    40,800    451,904
   Jamco Corp...............................................    80,000    439,555
   Japan Airport Terminal Co., Ltd..........................   177,800  2,438,691
  #Japan Foundation Engineering Co., Ltd....................   162,500    631,038
  *Japan Kenzai Co., Ltd....................................    92,540    467,031
   Japan Pulp & Paper Co., Ltd..............................   464,000  1,643,359
   Japan Transcity Corp.....................................   231,000    796,762
  *JFE Shoji Trade Corp.....................................   411,000  2,039,496
  #JP-Holdings, Inc.........................................    12,100    127,170
  #Juki Corp................................................   549,000  1,077,603
   Kamei Corp...............................................   153,000  2,165,863
   Kanaden Corp.............................................   116,000    747,868
   Kanagawa Chuo Kotsu Co., Ltd.............................   192,000  1,105,423
   Kanamoto Co., Ltd........................................   112,000  1,234,637
   Kandenko Co., Ltd........................................   431,000  1,896,160
  *Kanematsu Corp........................................... 1,688,625  2,016,585
 #*Kanematsu-NNK Corp.......................................   125,000    261,321
  *Katakura Industries Co., Ltd.............................   115,100  1,039,639
   Kato Works Co., Ltd......................................   287,000  1,471,109
   KAWADA TECHNOLOGIES, Inc.................................   102,100  1,461,429
   Kawagishi Bridge Works Co., Ltd..........................    38,000    105,795
   Kawasaki Kinkai Kisen Kaisha, Ltd........................    99,000    282,248
 #*Kawasaki Kisen Kaisha, Ltd............................... 2,414,000  5,084,740
   Keihin Co., Ltd. (The)...................................   199,000    270,826
  *KI HOLDINGS Co., Ltd.....................................   102,000    150,183
   Kimura Chemical Plants Co., Ltd..........................    69,000    284,013
   King Jim Co., Ltd........................................     7,000     60,520
   Kinki Sharyo Co., Ltd....................................   185,000    659,013
   Kintetsu World Express, Inc..............................    79,000  2,828,443
   Kitagawa Iron Works Co., Ltd.............................   356,000    675,235
   Kitano Construction Corp.................................   242,000    526,671
   Kitazawa Sangyo Co., Ltd.................................    54,500    118,499
   Kito Corp................................................        56     48,127
   Kitz Corp................................................   420,400  1,646,334
   Kodensha Co., Ltd. (The).................................    25,000     56,090
   Koike Sanso Kogyo Co., Ltd...............................   149,000    386,626
   Kokuyo Co., Ltd..........................................   318,625  2,389,812
  #KOMAIHALTEC, Inc.........................................   167,000    518,647
   Komatsu Wall Industry Co., Ltd...........................    48,300    577,363
   Komori Corp..............................................   407,800  3,566,923
   Kondotec, Inc............................................    81,000    590,770
 #*Kosaido Co., Ltd.........................................   356,100  1,938,389
   KRS Corp.................................................    37,200    409,507
  *Kumagai Gumi Co., Ltd....................................   583,800    598,168
   Kuroda Electric Co., Ltd.................................   118,100  1,207,375
   Kyodo Printing Co., Ltd..................................   540,000  1,482,625
  #Kyoei Sangyo Co., Ltd....................................    97,000    178,323
  *Kyokuto Boeki Kaisha, Ltd................................    58,000    135,978
   Kyokuto Kaihatsu Kogyo Co., Ltd..........................   210,100  2,017,322
   Kyoritsu Printing Co., Ltd...............................     5,400     17,985
   Kyosan Electric Manufacturing Co., Ltd...................   225,000    980,240
   Kyowa Exeo Corp..........................................   372,900  3,392,043
   Kyudenko Corp............................................   204,000  1,158,314

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Industrials -- (Continued)
  *Lonseal Corp.............................................   116,000 $  135,488
   Maeda Corp...............................................   845,000  3,539,045
   Maeda Road Construction Co., Ltd.........................   289,000  3,492,420
 #*Maezawa Industries, Inc..................................    35,700    107,001
   Maezawa Kasei Industries Co., Ltd........................    50,700    596,939
   Maezawa Kyuso Industries Co., Ltd........................    50,400    703,590
   Makino Milling Machine Co., Ltd..........................   443,000  3,205,381
  #Marubeni Construction Material Lease Co., Ltd............    75,000    160,554
   Marufuji Sheet Piling Co., Ltd...........................     1,000      2,795
   Maruka Machinery Co., Ltd................................    28,100    343,575
   Maruwn Corp..............................................    66,000    173,295
  #Maruyama Manufacturing Co., Inc..........................   152,000    327,621
   Maruzen Showa Unyu Co., Ltd..............................   306,000  1,008,483
   Matsuda Sangyo Co., Ltd..................................    80,682  1,265,326
   Matsui Construction Co., Ltd.............................   128,600    534,044
   Max Co., Ltd.............................................   189,000  2,358,173
  #Meidensha Corp...........................................   783,050  2,789,067
  #Meiji Shipping Co., Ltd..................................   105,700    442,311
   Meitec Corp..............................................   142,400  2,926,488
  *Meito Transportation Co., Ltd............................    22,000    169,585
  #Meiwa Trading Co., Ltd...................................   140,000  1,366,526
   Mesco, Inc...............................................    30,000    222,255
   Minebea Co., Ltd.........................................    13,000     58,903
   Mirait Holdings Corp.....................................   274,685  1,976,784
   Mitani Corp..............................................    53,100    759,016
   Mitsubishi Kakoki Kaisha, Ltd............................   230,000    446,517
  *Mitsubishi Pencil Co., Ltd...............................   104,500  1,836,847
   Mitsubishi Research Institute, Inc.......................     2,500     52,120
   Mitsuboshi Belting Co., Ltd..............................   287,000  1,550,005
  *Mitsui Engineering & Shipbuilding Co., Ltd............... 1,347,000  1,980,509
  #Mitsui Matsushima Co., Ltd...............................   516,000  1,008,770
   Mitsui-Soko Co., Ltd.....................................   485,000  2,109,847
   Mitsumura Printing Co., Ltd..............................    93,000    306,992
  #Miura Co., Ltd...........................................   137,600  3,563,683
  *Miura Printing Corp......................................    18,000     19,691
   Miyachi Corp.............................................     7,700     62,893
 #*Miyaji Engineering Group, Inc............................   878,175  1,600,806
  *Miyakoshi Holdings, Inc..................................    45,000    211,430
  *Mori Denki Manufacturing Co., Ltd........................   625,000     47,278
  #Mori Seiki Co., Ltd......................................   433,100  4,316,570
   Morita Holdings Corp.....................................   156,000  1,040,306
   Moshi Moshi Hotline, Inc.................................   217,300  2,148,675
   Mystar Engineering Corp..................................    15,600     78,231
  #NAC Co., Ltd.............................................    25,400    529,024
   Nachi-Fujikoshi Corp.....................................   741,000  3,698,929
   Nagase & Co., Ltd........................................    23,400    283,304
   Naikai Zosen Corp........................................    73,000    262,983
   Nakano Corp..............................................    98,000    204,119
   Narasaki Sangyo Co., Ltd.................................    56,000    101,543
   NEC Capital Solutions, Ltd...............................    45,100    630,933
   NEC Networks & System Integration Corp...................   109,600  1,631,228
   Nichias Corp.............................................   436,000  2,262,870
   Nichiban Co., Ltd........................................   122,000    403,933
  *Nichiden Corp............................................    11,600    305,348
   Nichiha Corp.............................................    98,480  1,203,991
   Nichireki Co., Ltd.......................................    96,000    479,264
   Nihon M&A Center, Inc....................................    40,000  1,145,311
   Nihon Trim Co., Ltd......................................     3,700     96,390
   Nikko Co., Ltd...........................................   127,000    489,981
   Nippo Corp...............................................   259,000  2,664,783
   Nippon Carbon Co., Ltd...................................   453,000  1,232,004

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Industrials -- (Continued)
   Nippon Conveyor Co., Ltd.................................   194,000 $  191,016
   Nippon Densetsu Kogyo Co., Ltd...........................   191,000  1,745,239
   Nippon Denwa Shisetu Co., Ltd............................   203,000    668,283
   Nippon Filcon Co., Ltd...................................    70,900    351,018
   Nippon Hume Corp.........................................   112,000    480,161
   Nippon Jogesuido Sekkei Co., Ltd.........................       295    405,907
   Nippon Kanzai Co., Ltd...................................    43,000    801,746
  #Nippon Koei Co., Ltd.....................................   276,000    969,525
   Nippon Konpo Unyu Soko Co., Ltd..........................   261,000  3,390,755
   Nippon Parking Development Co., Ltd......................     4,329    234,066
   Nippon Road Co., Ltd. (The)..............................   190,000    744,637
   Nippon Seisen Co., Ltd...................................   103,000    514,789
   Nippon Sharyo, Ltd.......................................   291,000  1,094,288
  #Nippon Sheet Glass Co., Ltd.............................. 4,060,000  5,258,558
   Nippon Shindo Co., Ltd...................................     8,000     11,637
 #*Nippon Signal Co., Ltd...................................   219,000  1,396,729
   Nippon Steel Trading Co., Ltd............................   294,000    849,349
   Nippon Thompson Co., Ltd.................................   274,000  1,515,145
   Nippon Tungsten Co., Ltd.................................    80,000    168,568
   Nippon Yusoki Co., Ltd...................................   138,000    432,247
   Nishimatsu Construction Co., Ltd......................... 1,855,000  3,991,128
  *Nishishiba Electric Co., Ltd.............................   101,000    186,329
   Nissei Corp..............................................   104,600    944,343
   Nissei Plastic Industrial Co., Ltd.......................   348,300  1,779,387
 #*Nissha Printing Co., Ltd.................................   124,000  1,401,249
  #Nisshinbo Holdings, Inc..................................    39,000    342,888
   Nissin Corp..............................................   350,000    842,495
  #Nissin Electric Co., Ltd.................................   203,000  1,161,642
   Nitchitsu Co., Ltd.......................................    58,000    143,678
   Nitta Corp...............................................   105,800  2,008,849
   Nitto Boseki Co., Ltd....................................   898,000  3,410,311
   Nitto Kogyo Corp.........................................   149,000  2,164,391
  #Nitto Kohki Co., Ltd.....................................    67,900  1,514,190
   Nitto Seiko Co., Ltd.....................................   122,000    396,907
  #Nittoc Construction Co., Ltd.............................   356,000    529,034
   Noda Corp................................................   169,300    820,639
   Nomura Co., Ltd..........................................   205,000    762,533
  *Noritake Co., Ltd........................................   531,000  1,544,510
   Noritz Corp..............................................   130,800  2,314,078
 #*NS United Kaiun Kaisha, Ltd..............................   470,000    754,417
  *Oak Capital Corp.........................................    53,135     57,979
   Obara Corp...............................................    26,900    359,211
   Obayashi Road Corp.......................................   175,000    520,944
   Oiles Corp...............................................   123,842  2,513,798
  *Okamoto Machine Tool Works, Ltd..........................   163,000    217,188
   Okamura Corp.............................................   289,900  2,139,639
   Okano Valve Manufacturing Co., Ltd.......................    45,000    137,921
  #Oki Electric Cable Co., Ltd..............................    90,000    187,128
  *OKK Corp.................................................   255,000    366,510
   OKUMA Corp...............................................   618,000  4,859,394
   Okumura Corp.............................................   754,400  2,759,702
   Onoken Co., Ltd..........................................    58,900    480,203
   Organo Corp..............................................   163,000  1,060,919
  *Original Engineering Consultants Co., Ltd................    11,500     18,068
  #OSG Corp.................................................   322,000  5,082,316
   Oyo Corp.................................................   100,900  1,121,698
  #P.S. Mitsubishi Construction Co., Ltd....................    76,800    372,866
   Park24 Co., Ltd..........................................   124,100  1,708,101
  #Pasco Corp...............................................    70,000    242,235
   Pasona Group, Inc........................................       246    214,144
  #Penta-Ocean Construction Co., Ltd........................ 1,259,500  3,701,153

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Industrials -- (Continued)
  *Pilot Corp...............................................       763 $1,470,843
   Pronexus, Inc............................................   133,200    811,410
   Raito Kogyo Co., Ltd.....................................   210,600  1,114,273
   Rheon Automatic Machinery Co., Ltd.......................    64,000    166,942
   Ryobi, Ltd...............................................   581,200  2,090,797
  *Sailor Pen Co., Ltd......................................    69,000     36,115
  #Sakai Heavy Industries, Ltd..............................   183,000    789,323
  *Sakurada Co., Ltd........................................    57,000     12,174
 #*Sanix, Inc...............................................   135,300    382,034
   Sanki Engineering Co., Ltd...............................   340,000  1,779,963
  #Sanko Metal Industrial Co., Ltd..........................   118,000    386,962
  *Sankyo-Tateyama Holdings, Inc............................ 1,710,000  3,510,254
   Sankyu, Inc.............................................. 1,228,000  4,872,436
   Sanritsu Corp............................................    16,700    111,323
   Sanwa Holdings Corp......................................   996,000  3,766,797
   Sanyo Denki Co., Ltd.....................................   210,000  1,321,595
   Sanyo Engineering & Construction, Inc....................    48,000    169,894
   Sanyo Industries, Ltd....................................    77,000    171,358
  #Sasebo Heavy Industries Co., Ltd.........................   584,000    876,876
  *Sata Construction Co., Ltd...............................   128,000    110,950
   Sato Holdings Corp.......................................   109,300  1,553,225
   Sato Shoji Corp..........................................    65,300    477,328
   Sawafuji Electric Co., Ltd...............................    42,000    123,169
   Secom Joshinetsu Co., Ltd................................    33,900    981,231
   Seibu Electric Industry Co., Ltd.........................    67,000    296,908
   Seika Corp...............................................   285,000    825,635
 #*Seikitokyu Kogyo Co., Ltd................................   332,000    247,818
   Seino Holdings Co., Ltd..................................   424,000  2,937,077
   Sekisui Jushi Co., Ltd...................................   144,000  1,414,739
  #Senko Co., Ltd...........................................   384,000  1,683,056
   Senshu Electric Co., Ltd.................................    37,300    514,089
   Shibusawa Warehouse Co., Ltd.............................   231,000    684,082
   Shibuya Kogyo Co., Ltd...................................    80,100    915,392
  #Shima Seiki Manufacturing Co., Ltd.......................   116,800  2,166,608
   Shin Nippon Air Technologies Co., Ltd....................    88,780    538,296
   Shin-Keisei Electric Railway Co., Ltd....................   174,000    756,082
   Shinmaywa Industries, Ltd................................   418,000  2,022,250
   Shinnihon Corp...........................................   194,800    513,088
   Shinsho Corp.............................................   202,000    456,706
   Shinwa Co., Ltd..........................................     3,400     40,364
   SHO-BOND Holdings Co., Ltd...............................   101,600  2,569,651
   Shoko Co., Ltd...........................................   316,000    528,672
   Showa Aircraft Industry Co., Ltd.........................   112,000    694,441
  #Sinfonia Technology Co., Ltd.............................   496,000  1,093,155
   Sintokogio, Ltd..........................................   201,000  2,110,294
   Soda Nikka Co., Ltd......................................    67,000    301,881
  #Sodick Co., Ltd..........................................   158,200    798,021
   Sohgo Security Services Co., Ltd.........................   261,800  3,011,608
   Sotetsu Holdings, Inc....................................   597,000  1,845,908
   Space Co., Ltd...........................................    73,420    476,326
   Subaru Enterprise Co., Ltd...............................    59,000    192,023
   Sugimoto & Co., Ltd......................................    34,100    326,207
   Sumikin Bussan Corp......................................   175,000    447,925
  *Sumiseki Holdings, Inc...................................   203,800    222,949
   Sumitomo Densetsu Co., Ltd...............................    98,100    751,578
 #*Sumitomo Mitsui Construction Co., Ltd....................   570,500    478,452
   Sumitomo Precision Products Co., Ltd.....................   156,000    850,001
   Sumitomo Warehouse Co., Ltd..............................   590,000  2,819,032
   Suzuki Metal Industry Co., Ltd...........................    71,000    144,137
   SWCC Showa Holdings Co., Ltd............................. 1,732,000  1,575,169
   Tadano, Ltd..............................................   499,579  3,705,417

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Industrials -- (Continued)
   Taihei Dengyo Kaisha, Ltd................................   158,000 $1,318,535
   Taihei Kogyo Co., Ltd....................................   256,000  1,343,376
   Taiheiyo Kouhatsu, Inc...................................   128,000    136,161
   Taikisha, Ltd............................................   136,700  2,727,129
   Takada Kiko Co., Ltd.....................................   272,000    705,875
   Takano Co., Ltd..........................................    51,100    282,629
  #Takaoka Electric Manufacturing Co., Ltd..................   300,000    741,894
  #Takara Printing Co., Ltd.................................    38,055    312,743
   Takara Standard Co., Ltd.................................   501,000  3,715,505
   Takasago Thermal Engineering Co., Ltd....................   291,400  2,289,418
  #Takashima & Co., Ltd.....................................   148,000    494,371
   Takigami Steel Construction Co., Ltd.....................    50,000    150,385
   Takisawa Machine Tool Co., Ltd...........................   230,000    340,774
  #Takuma Co., Ltd..........................................   319,000  1,501,967
   Tanseisha Co., Ltd.......................................    76,000    259,039
  #Tatsuta Electric Wire & Cable Co., Ltd...................   215,000  1,298,496
   TECHNO ASSOCIE Co., Ltd..................................    58,400    493,094
   Techno Ryowa, Ltd........................................    71,390    375,202
   Teikoku Electric Manufacturing Co., Ltd..................    31,800    623,552
 #*Tekken Corp..............................................   763,000  1,114,318
   Temp Holdings Co., Ltd...................................    48,600    498,438
   Teraoka Seisakusho Co., Ltd..............................    53,600    238,747
   TOA Corp.................................................   780,000  1,411,806
  #TOA ROAD Corp............................................   155,000    467,376
 #*Tobishima Corp...........................................   460,600    519,782
   Tocalo Co., Ltd..........................................    59,800  1,077,593
   Toda Corp................................................   989,000  3,159,613
   Toenec Corp..............................................   212,000  1,233,098
   TOKAI Holdings Corp......................................   223,600  1,039,149
   Tokai Lease Co., Ltd.....................................    92,000    218,319
   Toko Electric Corp.......................................    76,000    350,267
   Tokyo Energy & Systems, Inc..............................   143,000    872,867
  #TOKYO KEIKI, Inc.........................................   278,000    589,730
 #*Tokyo Kikai Seisakusho, Ltd..............................   300,000    210,597
   Tokyo Sangyo Co., Ltd....................................    78,000    300,918
   Tokyu Community Corp.....................................    32,600  1,043,233
   Tokyu Construction Co., Ltd..............................   125,620    299,364
   Toli Corp................................................   236,000    490,331
  #Tomoe Corp...............................................   115,500    459,537
  #Tomoe Engineering Co., Ltd...............................    16,400    374,252
   Tonami Holdings Co., Ltd.................................   331,000    760,673
   Toppan Forms Co., Ltd....................................   202,900  1,824,787
   Torishima Pump Manufacturing Co., Ltd....................    85,800  1,088,445
   Toshiba Machine Co., Ltd.................................   496,000  2,695,486
   TOSHIBA PLANT SYSTEMS & SERVICES Corp....................   191,450  2,027,445
   Tosho Printing Co., Ltd..................................   243,000    473,462
   Totetsu Kogyo Co., Ltd...................................   122,000  1,304,288
  *Totoku Electric Co., Ltd.................................    61,000     68,415
  #Toyo Construction Co., Ltd............................... 1,163,000  1,133,188
   Toyo Electric Manufacturing Co., Ltd.....................   159,000    591,003
   Toyo Engineering Corp....................................   581,400  2,633,081
   Toyo Machinery & Metal Co., Ltd..........................    42,400    126,024
   Toyo Tanso Co., Ltd......................................    48,700  1,777,303
  #Toyo Wharf & Warehouse Co., Ltd..........................   274,000    473,108
   Trancom Co., Ltd.........................................     8,500    184,470
   Trinity Industrial Corp..................................    56,000    259,412
   Trusco Nakayama Corp.....................................    98,900  2,097,687
   Tsubakimoto Chain Co., Ltd...............................   607,700  3,692,239
   Tsubakimoto Kogyo Co., Ltd...............................    97,000    304,807
 #*Tsudakoma Corp...........................................   181,000    382,558
  #Tsugami Corp.............................................   274,000  2,725,294

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
Industrials -- (Continued)
   Tsukishima Kikai Co., Ltd................................   127,000 $  1,077,979
   Tsurumi Manufacturing Co., Ltd...........................    94,000      799,333
  #Tsuzuki Denki Co., Ltd...................................    75,000      609,561
   TTK Co., Ltd.............................................    62,000      304,904
   Uchida Yoko Co., Ltd.....................................   331,000    1,064,481
  #Ueki Corp................................................   406,000      937,788
   Union Tool Co., Ltd......................................    59,700    1,080,701
   Utoc Corp................................................    92,900      326,615
 #*Wakachiku Construction Co., Ltd.......................... 1,204,000    1,505,950
   Weathernews, Inc.........................................    26,700      824,323
   Yahagi Construction Co., Ltd.............................   141,500      728,356
   Yamabiko Corp............................................    28,782      468,090
   Yamato Corp..............................................    82,000      323,036
   Yamaura Corp.............................................    40,500      122,516
   Yamazen Co., Ltd.........................................   305,500    2,752,994
   Yasuda Warehouse Co., Ltd. (The).........................    95,800      614,981
   Yokogawa Bridge Holdings Corp............................   139,400      958,661
   Yondenko Corp............................................   132,800      546,959
   Yuasa Trading Co., Ltd...................................   810,000    1,403,872
   Yuken Kogyo Co., Ltd.....................................   157,000      325,075
   Yurtec Corp..............................................   256,000    1,216,166
   Yusen Logistics Co., Ltd.................................    74,300    1,132,783
   Yushin Precision Equipment Co., Ltd......................    55,934    1,270,113
                                                                       ------------
Total Industrials...........................................            469,922,935
                                                                       ------------
Information Technology -- (10.3%)
   A&D Co., Ltd.............................................    40,600      146,749
   Ai Holdings Corp.........................................   196,100    1,237,388
   Aichi Tokei Denki Co., Ltd...............................   113,000      447,258
   Aiphone Co., Ltd.........................................    70,900    1,423,838
   ALLIED TELESIS HOLDINGS K.K..............................   470,700      474,477
   Alpha Systems, Inc.......................................    32,760      471,632
   Alps Electric Co., Ltd...................................   744,600    6,772,423
  #Anritsu Corp.............................................   458,000    5,975,759
   AOI Electronic Co., Ltd..................................    35,200      592,262
  *Apic Yamada Corp.........................................    26,000       40,296
   Argo Graphics, Inc.......................................     2,800       39,140
  *Arisawa Manufacturing Co., Ltd...........................   107,600      394,006
   Asahi Net, Inc...........................................    49,000      226,320
   Axell Corp...............................................    10,700      233,174
   CAC Corp.................................................    62,700      548,173
   Canon Electronics, Inc...................................    97,200    2,398,167
  #Capcom Co., Ltd..........................................   224,800    5,133,294
   Chino Corp...............................................   151,000      403,676
  *CMK Corp.................................................   263,200    1,353,356
   Computer Engineering & Consulting, Ltd...................    61,500      322,096
   Core Corp................................................    45,700      396,264
   Cresco, Ltd..............................................    23,200      181,402
   Cybernet Systems Co., Ltd................................        85       21,540
  #Cybozu, Inc..............................................     1,221      403,556
  *Daiko Denshi Tsushin, Ltd................................    12,000       26,393
   Daito Electron Co., Ltd..................................     5,900       30,129
  #Daiwabo Holdings Co., Ltd................................   837,000    1,780,666
  #Denki Kogyo Co., Ltd.....................................   271,000    1,227,444
   DKK TOA Corp.............................................    31,000      117,906
   DTS Corp.................................................    90,300    1,225,880
  #Dwango Co., Ltd..........................................       496      738,239
   Eizo Nanao Corp..........................................    76,800    1,479,341
  #Elematec Corp............................................     9,371      135,814
  *Elna Co., Ltd............................................    92,000      136,709
  #EM Systems Co., Ltd......................................     1,200       24,245

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
  #Enplas Corp..............................................  37,600 $1,020,683
   ESPEC Corp...............................................  84,500    769,164
   Excel Co., Ltd...........................................   3,300     30,665
   Faith, Inc...............................................   1,831    225,439
 #*FDK Corp................................................. 431,000    503,845
   Fuji Electronics Co., Ltd................................  25,800    388,574
  #Fuji Soft, Inc........................................... 100,600  1,772,136
  *Fujitsu Component, Ltd...................................     139     44,799
   Fujitsu Frontech, Ltd....................................  77,500    497,893
   Future Architect, Inc....................................   1,172    506,475
   GMO Internet, Inc........................................ 252,400  1,350,035
   Hakuto Co., Ltd..........................................  73,700    713,833
   Hioki EE Corp............................................  16,700    307,425
   Hitachi Kokusai Electric, Inc............................ 249,500  2,345,346
   Hochiki Corp.............................................  97,000    510,372
  #Hokuriku Electric Industry Co., Ltd...................... 307,000    436,967
   Horiba, Ltd.............................................. 169,150  5,931,139
   Hosiden Corp............................................. 262,900  1,743,415
   Icom, Inc................................................  49,700  1,243,812
 #*Ikegami Tsushinki Co., Ltd............................... 174,000    134,710
   Ines Corp................................................ 202,300  1,587,087
   I-Net Corp...............................................  47,800    297,851
   Information Services International-Dentsu, Ltd...........  76,700    623,766
   Innotech Corp............................................  25,400    152,357
   Internet Initiative Japan, Inc...........................     485  1,906,308
  *Ishii Hyoki Co., Ltd.....................................  23,000     50,231
   IT Holdings Corp......................................... 376,801  4,825,108
   ITC Networks Corp........................................  64,300    419,753
   ITFOR, Inc...............................................  27,600     99,512
  *Iwatsu Electric Co., Ltd................................. 309,000    289,747
   Japan Aviation Electronics Industry, Ltd................. 252,600  2,318,592
  #Japan Cash Machine Co., Ltd..............................  79,315    717,239
   Japan Digital Laboratory Co., Ltd........................ 109,700  1,194,051
  *Japan Radio Co., Ltd..................................... 138,000    338,154
  #Jastec Co., Ltd..........................................  61,400    380,485
   JBCC Holdings, Inc.......................................  73,200    499,158
   JFE Systems, Inc.........................................     174    152,187
   JIEC Co., Ltd............................................     199    231,631
   Kaga Electronics Co., Ltd................................ 100,400  1,064,430
  #Kakaku.com, Inc..........................................  48,200  1,498,849
   Kanematsu Electronics, Ltd...............................  83,100    920,104
   Koa Corp................................................. 151,800  1,547,380
  *Kubotek Corp.............................................     370     93,893
   Kyoden Co., Ltd.......................................... 156,900    293,583
   Kyowa Electronic Instruments Co., Ltd....................  56,000    187,703
   Macnica, Inc.............................................  50,100  1,168,515
  #Macromill, Inc...........................................  89,900    895,989
   Marubun Corp.............................................  98,500    447,140
  #Maruwa Co., Ltd..........................................  38,400  1,552,344
 #*Megachips Corp...........................................  85,000  1,878,271
  #Meisei Electric Co., Ltd................................. 307,000    356,862
   Melco Holdings, Inc......................................  51,800  1,213,818
   Mimasu Semiconductor Industry Co., Ltd...................  86,881    796,559
   Miroku Jyoho Service Co., Ltd............................ 105,000    342,408
  *Mitsui High-Tec, Inc..................................... 131,600    800,431
   Mitsui Knowledge Industry Co., Ltd.......................   3,643    631,487
  *Mitsumi Electric Co., Ltd................................ 396,200  3,290,778
  *Moritex Corp.............................................   7,700     28,413
  #Mutoh Holdings Co., Ltd.................................. 160,000    534,860
  *Nagano Japan Radio Co., Ltd..............................  83,000    122,079
   Nagano Keiki Co., Ltd....................................   5,000     45,463

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Information Technology -- (Continued)
  #Nakayo Telecommunications, Inc...........................   498,000 $2,156,163
   NEC Fielding, Ltd........................................    95,000  1,192,543
   NEC Mobiling, Ltd........................................    46,800  1,707,982
   Net One Systems Co., Ltd.................................   398,800  5,440,644
 #*New Japan Radio Co., Ltd.................................    37,000    110,522
   Nichicon Corp............................................   270,300  3,240,959
   Nidec Copal Electronics Corp.............................    46,600    267,562
   Nidec Sankyo Corp........................................   191,000  1,158,788
   Nifty Corp...............................................       271    368,894
  #Nihon Dempa Kogyo Co., Ltd...............................    74,500  1,027,397
 #*Nihon Inter Electronics Corp.............................   104,700    143,769
   Nihon Unisys, Ltd........................................   251,575  1,889,616
  *Nippon Avionics Co., Ltd.................................    78,000    112,631
  #Nippon Ceramic Co., Ltd..................................    86,600  1,481,426
 #*Nippon Chemi-Con Corp....................................   604,000  2,277,142
   Nippon Systemware Co., Ltd...............................    27,900    112,744
   Nohmi Bosai, Ltd.........................................   123,000    850,093
   NS Solutions Corp........................................    79,400  1,542,885
   NSD Co., Ltd.............................................   170,300  1,408,208
   Obic Business Consultants Co., Ltd.......................    22,750  1,079,808
   Okaya Electric Industries Co., Ltd.......................    73,000    297,638
  *Oki Electric Industry Co., Ltd........................... 3,097,000  5,272,140
   ONO Sokki Co., Ltd.......................................   103,000    432,084
   Optex Co., Ltd...........................................    30,800    433,155
   Origin Electric Co., Ltd.................................   116,000    484,285
   Osaki Electric Co., Ltd..................................   132,000  1,380,281
   Panasonic Electric Works Information Systems Co., Ltd....    13,600    346,975
   Panasonic Electric Works SUNX Co., Ltd...................   109,000    553,899
   PCA Corp.................................................    17,500    220,372
 #*Pixela Corp..............................................    18,400     42,806
   Riken Keiki Co., Ltd.....................................    77,500    544,091
   Riso Kagaku Corp.........................................    53,200    778,096
   Roland DG Corp...........................................    54,400    639,081
   Ryoden Trading Co., Ltd..................................   141,000    822,466
   Ryosan Co., Ltd..........................................   147,500  2,793,977
   Ryoyo Electro Corp.......................................   113,200  1,252,743
  #Sanken Electric Co., Ltd.................................   496,000  2,383,750
   Sanko Co., Ltd...........................................    21,000     68,824
   Sanshin Electronics Co., Ltd.............................   139,500  1,058,312
   Satori Electric Co., Ltd.................................    79,080    494,031
  #Saxa Holdings, Inc.......................................   307,000    638,751
   SCSK Corp................................................   214,863  3,346,084
 #*Shibaura Mechatronics Corp...............................   142,000    369,508
   Shindengen Electric Manufacturing Co., Ltd...............   329,000  1,360,825
   Shinkawa, Ltd............................................    68,300    363,431
  #Shinko Electric Industries Co., Ltd......................   311,900  2,915,436
   Shinko Shoji Co., Ltd....................................    81,700    685,977
   Shizuki Electric Co., Inc................................   103,000    472,729
  #Siix Corp................................................    79,500  1,223,210
   Simplex Holdings, Inc....................................     1,266    446,173
  #SMK Corp.................................................   290,000    946,192
   Softbank Technology Corp.................................       500      5,950
   So-net Entertainment Corp................................       544  2,281,358
   Soshin Electric Co., Ltd.................................     4,600     20,604
   SRA Holdings, Inc........................................    49,700    566,966
   Star Micronics Co., Ltd..................................   180,700  1,916,218
   Sumida Corp..............................................    61,549    367,537
   Sun-Wa Technos Corp......................................    10,400    104,985
   Systena Corp.............................................     1,100    839,048
   Tachibana Eletech Co., Ltd...............................    62,400    548,463
  #Taiyo Yuden Co., Ltd.....................................   479,400  5,127,204

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CONTINUED

                                                             SHARES    VALUE++
                                                             ------- ------------
Information Technology -- (Continued)
   Tamura Corp.............................................. 288,000 $    790,218
 #*Teac Corp................................................ 351,000      132,580
   Tecmo Koei Holdings Co., Ltd............................. 150,730    1,272,380
   Teikoku Tsushin Kogyo Co., Ltd........................... 176,000      315,269
   TKC Corp.................................................  86,800    1,880,101
 #*Toko, Inc................................................ 334,000    1,099,234
  *Tokyo Denpa Co., Ltd.....................................  24,900      119,262
  #Tokyo Electron Device, Ltd...............................     342      631,020
   Tokyo Seimitsu Co., Ltd.................................. 173,900    3,574,658
   Tomen Devices Corp.......................................   2,300       58,450
   Tomen Electronics Corp...................................  50,600      748,512
  #Topcon Corp.............................................. 260,400    2,005,938
   Tose Co., Ltd............................................  22,100      155,025
   Toshiba TEC Corp......................................... 595,000    2,408,199
   Toukei Computer Co., Ltd.................................  26,810      355,368
   Towa Corp................................................  78,500      439,472
   Toyo Corp................................................ 123,700    1,381,684
  *Transcosmos, Inc......................................... 122,300    1,742,579
   UKC Holdings Corp........................................   4,600       63,367
 #*Ulvac, Inc............................................... 181,700    1,457,889
   Uniden Corp.............................................. 377,000    1,388,564
  #Wacom Co., Ltd...........................................   1,632    3,920,529
   XNET Corp................................................      21       31,390
   Y.A.C. Co., Ltd..........................................  35,800      281,415
  *Yamaichi Electronics Co., Ltd............................  75,700      171,047
  *Yaskawa Information Systems Corp.........................  40,000       90,098
   Yokowo Co., Ltd..........................................  69,500      412,916
  #Zuken, Inc...............................................  94,600      749,546
                                                                     ------------
Total Information Technology................................          192,922,456
                                                                     ------------
Materials -- (10.4%)
   Achilles Corp............................................ 703,000      949,182
   Adeka Corp............................................... 380,600    3,496,658
   Agro-Kanesho Co., Ltd....................................  14,000       79,322
   Aichi Steel Corp......................................... 457,000    2,178,719
   Alconix Corp.............................................  13,000      294,044
   Arakawa Chemical Industries, Ltd.........................  67,700      584,425
   Araya Industrial Co., Ltd................................ 276,000      438,399
   Asahi Holdings, Inc...................................... 115,950    2,278,562
   Asahi Organic Chemicals Industry Co., Ltd................ 343,000      885,274
   Chuetsu Pulp & Paper Co., Ltd............................ 568,000    1,183,473
 #*Chugai Mining Co., Ltd................................... 852,400      212,850
   Chugoku Marine Paints, Ltd............................... 259,000    1,545,591
  *Chugokukogyo Co., Ltd....................................  62,000       80,685
  #Chuo Denki Kogyo Co., Ltd................................  90,000      464,186
 #*Co-Op Chemical Co., Ltd.................................. 159,000      214,776
  #Dai Nippon Toryo, Ltd.................................... 518,000      568,737
   Daiichi Kigenso Kagaku-Kyogyo Co., Ltd...................  14,300      494,628
   Daiichi Kogyo Seiyaku Co., Ltd........................... 141,000      426,298
   Daiken Corp.............................................. 401,000    1,324,468
  #Daiki Aluminium Industry Co., Ltd........................  59,000      195,766
   Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.. 319,000    1,475,790
  #Daio Paper Corp.......................................... 392,500    2,181,012
   Daiso Co., Ltd........................................... 355,000    1,053,790
   DC Co., Ltd.............................................. 113,900      464,499
   Dynapac Co., Ltd.........................................  25,000       73,490
   Earth Chemical Co., Ltd..................................  56,200    2,037,571
   Ebara-Udylite Co., Ltd...................................   5,200      148,107
   FP Corp..................................................  61,200    3,952,268
   Fuji Seal International, Inc.............................  85,500    1,639,573
   Fujikura Kasei Co., Ltd..................................  96,500      561,825

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Materials -- (Continued)
   Fujimi, Inc..............................................    48,300 $  612,166
   Fujimori Kogyo Co., Ltd..................................     4,600     78,667
  #Fumakilla, Ltd...........................................    85,000    331,663
   Furukawa-Sky Aluminum Corp...............................   324,000    963,892
   Geostar Corp.............................................    38,000    120,923
   Godo Steel, Ltd..........................................   899,000  2,059,486
   Gun Ei Chemical Industry Co., Ltd........................   347,000    905,534
   Harima Chemicals, Inc....................................    73,300    522,397
  #Hodogaya Chemical Co., Ltd...............................   265,000    818,502
   Hokkan Holdings, Ltd.....................................   283,000    883,504
   Hokko Chemical Industry Co., Ltd.........................    90,000    273,212
   Hokuetsu Kishu Paper Co., Ltd............................   862,199  5,518,801
  *Hokushin Co., Ltd........................................    61,400    139,517
   Honshu Chemical Industry Co., Ltd........................    35,000    214,526
   Ihara Chemical Industry Co., Ltd.........................   155,000    589,253
   Ise Chemical Corp........................................    83,000    490,083
 #*Ishihara Sangyo Kaisha, Ltd.............................. 1,472,500  1,412,300
   Japan Carlit Co., Ltd....................................    59,800    298,487
   Japan Pure Chemical Co., Ltd.............................        22     55,263
   JSP Corp.................................................   103,900  1,418,848
  #Kanto Denka Kogyo Co., Ltd...............................   195,000    631,762
   Katakura Chikkarin Co., Ltd..............................    43,000    116,561
   Kawakin Holdings Co., Ltd................................    11,000     38,883
   Kawasaki Kasei Chemicals, Ltd............................   121,000    162,587
   Koatsu Gas Kogyo Co., Ltd................................   163,493  1,011,794
   Kohsoku Corp.............................................    61,900    540,083
   Konishi Co., Ltd.........................................    66,900    923,597
  #Kumiai Chemical Industry Co., Ltd........................   233,000    927,119
   Kureha Corp..............................................   594,500  2,838,349
   Kurimoto, Ltd............................................   702,000  1,630,951
   Kurosaki Harima Corp.....................................   221,000    655,011
   Kyoei Steel, Ltd.........................................    66,400  1,245,573
   Kyowa Leather Cloth Co., Ltd.............................    71,700    269,607
   Lintec Corp..............................................   138,100  2,668,055
   MEC Co., Ltd.............................................    63,300    249,228
  *Mitsubishi Paper Mills, Ltd.............................. 1,159,000  1,086,408
   Mitsubishi Steel Manufacturing Co., Ltd..................   593,000  1,872,825
   Mitsui Mining & Smelting Co., Ltd........................ 1,022,000  2,562,630
   Mory Industries, Inc.....................................   154,000    520,292
   Nakabayashi Co., Ltd.....................................   181,000    430,645
 #*Nakayama Steel Works, Ltd................................   639,000    574,506
   Neturen Co., Ltd.........................................   152,800  1,353,887
   Nichia Steel Works, Ltd..................................   175,900    463,869
   Nihon Kagaku Sangyo Co., Ltd.............................    78,000    531,169
   Nihon Nohyaku Co., Ltd...................................   225,000  1,015,798
   Nihon Parkerizing Co., Ltd...............................   240,000  3,584,252
   Nihon Seiko Co., Ltd.....................................    18,000     64,616
   Nihon Yamamura Glass Co., Ltd............................   490,000  1,225,981
  #Nippon Carbide Industries Co., Inc.......................   270,000    426,196
   Nippon Chemical Industrial Co., Ltd......................   284,000    460,625
   Nippon Chutetsukan K.K...................................    50,000    121,718
  #Nippon Chuzo K.K.........................................   111,000    177,061
   Nippon Coke & Engineering Co., Ltd.......................   943,500  1,347,625
  #Nippon Concrete Industries Co., Ltd......................   180,000    594,230
   Nippon Denko Co., Ltd....................................   444,000  1,862,856
   Nippon Fine Chemical Co., Ltd............................    85,600    590,263
  #Nippon Kasei Chemical Co., Ltd...........................   309,000    509,849
 #*Nippon Kinzoku Co., Ltd..................................   222,000    412,557
   Nippon Koshuha Steel Co., Ltd............................   376,000    467,172
   Nippon Light Metal Co., Ltd.............................. 2,362,000  3,471,795
 #*Nippon Metal Industry Co., Ltd...........................   557,000    435,973

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Materials -- (Continued)
   Nippon Pigment Co., Ltd..................................    43,000 $  127,368
   Nippon Pillar Packing Co., Ltd...........................    83,000    710,537
   Nippon Soda Co., Ltd.....................................   581,000  2,508,496
   Nippon Synthetic Chemical Industry Co., Ltd. (The).......   256,000  1,514,319
  #Nippon Valqua Industries, Ltd............................   332,000    926,186
  *Nippon Yakin Kogyo Co., Ltd..............................   533,500    841,488
   Nissan Chemical Industries, Ltd..........................    24,500    222,012
  *Nisshin Steel Co., Ltd...................................   467,000    655,452
   Nittetsu Mining Co., Ltd.................................   375,000  1,595,591
   Nitto FC Co., Ltd........................................    72,000    471,720
  #NOF Corp.................................................   728,000  3,664,107
   Ohara, Inc...............................................     4,700     53,919
   Okabe Co., Ltd...........................................   186,900  1,179,255
   Okamoto Industries, Inc..................................   400,000  1,627,816
   Okura Industrial Co., Ltd................................   305,000    933,483
   Osaka Organic Chemical Industry, Ltd.....................    66,000    338,997
   Osaka Steel Co., Ltd.....................................    77,700  1,453,144
  #Osaka Titanium Technologies Co., Ltd.....................    84,700  2,662,877
  *Pacific Metals Co., Ltd..................................   645,000  3,121,044
   Pack Corp. (The).........................................    66,300  1,183,889
 #*Rasa Industries, Ltd.....................................   261,000    393,667
   Riken Technos Corp.......................................   197,000    599,040
  *S Science Co., Ltd....................................... 2,704,000    101,305
   S.T. Chemical Co., Ltd...................................    77,000    954,081
   Sakai Chemical Industry Co., Ltd.........................   401,000  1,396,854
   Sakata INX Corp..........................................   196,000  1,006,616
   Sanyo Chemical Industries, Ltd...........................   305,000  1,981,143
   Sanyo Special Steel Co., Ltd.............................   491,300  2,280,421
   Sekisui Plastics Co., Ltd................................   209,000    722,959
   Shikoku Chemicals Corp...................................   184,000  1,035,730
   Shinagawa Refractories Co., Ltd..........................   224,000    573,258
   Shin-Etsu Polymer Co., Ltd...............................   224,100  1,062,877
   Shinko Wire Co., Ltd.....................................   184,000    330,720
   Somar Corp...............................................    43,000    105,971
   Stella Chemifa Corp......................................    43,600    993,270
  #Sumitomo Bakelite Co., Ltd...............................   797,000  4,140,058
   Sumitomo Light Metal Industries, Ltd..................... 2,296,000  2,349,229
   Sumitomo Osaka Cement Co., Ltd........................... 1,819,000  5,513,885
   Sumitomo Pipe & Tube Co., Ltd............................   108,100  1,038,592
   Sumitomo Seika Chemicals Co., Ltd........................   223,000    971,227
   T. Hasegawa Co., Ltd.....................................   121,300  1,717,568
   Taisei Lamick Co., Ltd...................................    20,000    628,063
   Taiyo Holdings Co., Ltd..................................    74,100  1,964,919
   Takasago International Corp..............................   356,000  1,788,332
   Takiron Co., Ltd.........................................   304,000  1,070,360
   Tayca Corp...............................................   151,000    536,428
   Tenma Corp...............................................    87,000    972,807
  #Titan Kogyo K.K..........................................    93,000    362,818
   Toagosei Co., Ltd........................................ 1,096,000  4,745,000
  #Toda Kogyo Corp..........................................   161,000  1,040,998
  #Toho Titanium Co., Ltd...................................   141,700  1,988,850
   Toho Zinc Co., Ltd.......................................   576,000  2,469,174
   Tokai Carbon Co., Ltd....................................   920,000  4,605,214
   Tokushu Tokai Paper Co., Ltd.............................   501,580  1,359,106
  #Tokuyama Corp............................................ 1,585,000  4,955,070
   Tokyo Ohka Kogyo Co., Ltd................................   180,800  3,888,498
 #*Tokyo Rope Manufacturing Co., Ltd........................   558,000  1,147,957
   Tokyo Steel Manufacturing Co., Ltd.......................   480,500  3,646,147
   Tokyo Tekko Co., Ltd.....................................    47,000    158,085
   TOMOEGAWA Co., Ltd.......................................   125,000    284,550
   Tomoku Co., Ltd..........................................   294,000    853,964

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                              SHARES      VALUE++
                                                             --------- --------------
Materials -- (Continued)
   Topy Industries, Ltd.....................................   817,000 $    2,518,135
   Toyo Ink SC Holdings Co., Ltd............................   831,000      3,324,055
   Toyo Kohan Co., Ltd......................................   247,000        887,214
   TYK Corp.................................................   138,000        342,554
  #Ube Material Industries, Ltd.............................   226,000        647,978
   Wood One Co., Ltd........................................   169,000        695,965
   Yodogawa Steel Works, Ltd................................   786,500      3,132,826
  *Yuki Gosei Kogyo Co., Ltd................................    64,000        177,725
   Yushiro Chemical Industry Co., Ltd.......................    47,100        496,344
                                                                       --------------
Total Materials.............................................              195,014,257
                                                                       --------------
Telecommunication Services -- (0.1%)
  #eAccess, Ltd.............................................     8,982      1,804,262
                                                                       --------------
Utilities -- (0.5%)
   Hokkaido Gas Co., Ltd....................................   210,000        691,501
   Hokuriku Gas Co., Ltd....................................    99,000        268,279
   Okinawa Electric Power Co., Ltd..........................    66,471      2,648,256
   Saibu Gas Co., Ltd....................................... 1,361,000      3,815,265
   Shizuoka Gas Co., Ltd....................................   241,500      1,746,070
                                                                       --------------
Total Utilities.............................................                9,169,371
                                                                       --------------
TOTAL COMMON STOCKS.........................................            1,703,598,481
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Oak Capital Corp. Warrants 08/31/12......................    53,135          8,652
  *Seven Seas Holdings Co., Ltd. Rights 06/01/12............   574,200        115,070
                                                                       --------------
TOTAL RIGHTS/WARRANTS.......................................                  123,722
                                                                       --------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT         VALUE+
                                                          ------------ --------------
                                                             (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S) @ DFA Short Term Investment Fund.....................  176,000,000    176,000,000
   @ Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.21%, 05/01/12 (Collateralized by FHLMC
     2.765%(r), 07/01/36 & FNMA 2.230%(r), 08/01/38,
     valued at $86,800) to be repurchased at $85,099..... $         85         85,098
                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL......................                 176,085,098
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,922,647,272).................................              $1,879,807,301
                                                                       ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES    VALUE++
                                                             --------- ----------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (53.0%)
  *AAT Corp., Ltd...........................................     9,992 $       --
 #*ABM Resources NL......................................... 4,447,721    211,330
  *Acacia Coal, Ltd.........................................   817,827     30,490
  *Acer Energy, Ltd.........................................   229,729     47,633
  *Acrux, Ltd...............................................   703,625  2,921,334
   Adelaide Brighton, Ltd................................... 1,932,792  6,107,300
   Aditya Birla Minerals, Ltd...............................   878,000    594,268
  *ADX Energy, Ltd..........................................    95,000      8,034
  *AED Oil, Ltd.............................................   363,401         --
 #*Ainsworth Game Technology, Ltd. (6427829)................   326,556    609,646
  *Ainsworth Game Technology, Ltd. (64278RR)................    35,204     65,659
  *AJ Lucas Group, Ltd......................................   317,969    357,812
 #*Alchemia, Ltd............................................   724,903    389,469
  #Alesco Corp., Ltd........................................   457,971    663,714
 #*Alkane Resources, Ltd. (6014027)......................... 1,175,219  1,636,238
  *Alkane Resources, Ltd. (60140RR).........................    49,642     69,828
  *Alliance Resources, Ltd..................................   444,483    162,676
  *Altona Mining, Ltd....................................... 1,108,169    325,273
  *Amadeus Energy, Ltd......................................   819,137    191,654
   Amalgamated Holdings, Ltd................................   462,896  3,112,080
   Amcom Telecommunications, Ltd............................   555,333    641,086
  *Ampella Mining, Ltd......................................   225,174    248,356
   Ansell, Ltd..............................................   503,479  7,751,084
 #*Antares Energy, Ltd......................................   937,175    446,112
   AP Eagers, Ltd...........................................    44,147    666,057
  *Apex Minerals NL.........................................    34,580      6,125
  #APN News & Media, Ltd.................................... 2,052,543  1,792,249
  *Aquarius Platinum, Ltd................................... 1,550,854  3,451,658
 #*Arafura Resources, Ltd................................... 1,093,749    300,541
   ARB Corp., Ltd...........................................   347,600  3,447,742
   Ariadne Australia, Ltd...................................   267,324    102,425
  #Aristocrat Leisure, Ltd.................................. 2,580,305  8,304,319
  #ASG Group, Ltd...........................................   426,765    391,942
  *Aspire Mining, Ltd.......................................   902,429    263,870
  *Astron, Ltd..............................................    17,340     50,441
 #*Atlantic, Ltd............................................   238,482    163,272
 #*Aurora Oil & Gas, Ltd.................................... 1,265,748  5,419,405
   Ausdrill, Ltd............................................ 1,466,628  6,215,427
   Ausenco, Ltd.............................................   297,480  1,374,433
  *Ausgold, Ltd.............................................    52,096     51,375
   Austal, Ltd..............................................   581,980  1,189,002
  *Austbrokers Holdings, Ltd................................    95,623    638,464
   Austin Engineering, Ltd..................................   186,247    969,886
  *Austpac Resources NL..................................... 2,524,951    100,186
  *Australian Agricultural Co., Ltd.........................   923,263  1,231,453
   Australian Infrastructure Fund NL........................ 3,606,473  8,340,064
   Australian Pharmaceutical Industries, Ltd................ 5,452,401  2,237,351
   Australian Worldwide Exploration, Ltd.................... 2,111,897  3,810,145
   Automotive Holdings Group NL.............................   586,489  1,529,500
  *Avanco Resources, Ltd.................................... 2,010,636    184,855
  *Avita Medical, Ltd.......................................     4,330        899
  #AVJennings, Ltd.......................................... 5,185,036  1,976,192
  *Azimuth Resources, Ltd...................................   398,859    270,780
  *Azumah Resources, Ltd....................................   737,953    191,681
  *Ballarat South Gold, Ltd.................................     1,996         --
  *Bandanna Energy, Ltd.....................................   622,869    440,941
  #Bank of Queensland, Ltd..................................   860,925  6,650,240
  *Bannerman Resources, Ltd.................................   332,217     66,880

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
AUSTRALIA -- (Continued)
  *BC Iron, Ltd.............................................    256,150 $   756,216
   Beach Energy, Ltd........................................  5,460,246   7,912,277
  *Beadell Resources, Ltd...................................  1,500,515   1,079,220
 #*Berkeley Resources, Ltd..................................    434,006     169,695
   Beyond International, Ltd................................     61,256      41,487
  #Billabong International, Ltd.............................    861,944   2,351,451
 #*Bionomics, Ltd...........................................    357,292     151,826
 #*Biota Holdings, Ltd......................................  1,027,571     905,305
  *Bisalloy Steel Group, Ltd................................     93,800     148,496
  #Blackmores, Ltd..........................................     76,842   2,121,500
  *Blackthorn Resources, Ltd................................     78,683     122,276
  *BlueScope Steel, Ltd..................................... 13,446,558   5,484,911
   Boart Longyear, Ltd......................................  2,638,658  11,371,201
  *Boom Logistics, Ltd......................................    720,525     201,816
  *Boulder Steel, Ltd.......................................  1,667,795      61,973
   Bradken, Ltd.............................................  1,022,589   7,850,379
   Breville Group, Ltd......................................    598,466   2,743,269
   Brickworks, Ltd..........................................    132,797   1,439,029
   BSA, Ltd.................................................    666,656     173,147
   BT Investment Management, Ltd............................    193,869     413,452
  *Buccaneer Energy, Ltd....................................  3,021,725     171,786
  *Buru Energy, Ltd.........................................    423,025   1,233,265
   Cabcharge Australia, Ltd.................................    560,843   3,726,995
  *Calliden Group, Ltd......................................    633,393      98,683
   Campbell Brothers, Ltd...................................     26,731   1,896,779
 #*Cape Lambert Resources, Ltd..............................    373,413     192,585
  *Cape Range Wireless, Ltd.................................      7,260          --
 #*Capral, Ltd..............................................     58,499      10,589
   Cardno, Ltd..............................................    440,859   3,207,030
 #*Carnarvon Petroleum, Ltd.................................  3,885,525     461,742
  *Carnegie Wave Energy, Ltd................................  1,008,948      45,205
   carsales.com, Ltd........................................  1,220,399   7,275,224
  #Cash Converters International, Ltd.......................  1,180,931     718,398
  *CDS Technologies, Ltd....................................     13,276          --
  #Cedar Woods Properties, Ltd..............................    132,050     505,699
  *Centaurus Metals, Ltd....................................    143,557      94,970
  *Central Petroleum, Ltd...................................  1,759,865     177,868
  *Centrebet International, Ltd. Claim Units................     81,336          --
  *Centrex Metals, Ltd......................................     51,889      15,178
  *Ceramic Fuel Cells, Ltd..................................  4,248,715     428,282
 #*Cerro Resources NL.......................................  1,961,035     186,662
 #*CGA Mining, Ltd..........................................     10,124      22,657
  *Chalice Gold Mines, Ltd..................................    320,684      78,271
   Challenger, Ltd..........................................    198,545     818,504
   Chandler Macleod Group, Ltd..............................    338,118     143,575
  *Chemeq, Ltd..............................................    166,742          --
  *ChemGenex Pharmaceuticals, Ltd...........................    115,291       3,003
  *Chesser Resources, Ltd...................................    156,921      80,488
 #*Citigold Corp., Ltd......................................  3,765,806     261,818
  #Clarius Group, Ltd.......................................  1,126,662     491,525
 #*Clinuvel Pharmaceuticals, Ltd............................    118,435     222,428
  #Clough, Ltd..............................................  1,527,345   1,283,941
   Clover Corp., Ltd........................................    269,348     102,515
  *CO2 Group, Ltd...........................................    844,559     144,734
 #*Coal of Africa, Ltd......................................    668,800     587,873
 #*Coalspur Mines, Ltd......................................  1,239,823   2,143,875
  *Cobar Consolidated Resources, Ltd........................    112,626      79,300
  *Cockatoo Coal, Ltd.......................................  3,318,970     929,600
   Codan, Ltd...............................................    156,399     236,204
  *Coffey International, Ltd................................  1,048,636     487,428
   Collection House, Ltd....................................  1,848,079   1,611,059

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
AUSTRALIA -- (Continued)
  *Comet Ridge, Ltd.........................................     65,567 $    7,895
  #Consolidated Media Holdings, Ltd.........................  1,276,820  4,377,157
  *Continental Coal, Ltd....................................  1,151,645    232,116
  *Cooper Energy, Ltd.......................................    336,842    200,549
   Coventry Group, Ltd......................................    144,778    430,682
   Credit Corp. Group, Ltd..................................    110,382    687,661
  *Crusader Resources, Ltd..................................    155,861    137,104
   CSG, Ltd.................................................    674,612    475,439
   CSR, Ltd.................................................  2,491,176  4,505,200
   CTI Logistics, Ltd.......................................      6,000     10,659
 #*Cudeco, Ltd..............................................    399,317  1,412,642
 #*Cue Energy Resources, Ltd................................  1,317,953    368,525
  #Customers, Ltd...........................................    494,648    631,653
  #Data#3, Ltd..............................................    298,208    346,580
  #David Jones, Ltd.........................................  3,152,271  8,116,562
   Decmil Group, Ltd........................................    590,876  1,819,342
  *Deep Yellow, Ltd.........................................    850,894     78,344
  #Devine, Ltd..............................................    497,498    344,867
 #*Discovery Metals, Ltd....................................  1,249,162  2,246,009
   Domino's Pizza Enterprises, Ltd..........................     14,892    152,472
  *Downer EDI, Ltd..........................................  1,857,964  6,935,942
  *Dragon Mining, Ltd.......................................    170,143    165,452
 #*Drillsearch Energy, Ltd..................................  1,436,486  2,098,112
   DUET Group...............................................  4,637,733  8,903,588
   DuluxGroup, Ltd..........................................  2,167,142  6,963,319
   DWS, Ltd.................................................    269,937    422,719
  *Dyesol, Ltd..............................................    383,671     69,690
 #*Elders, Ltd..............................................  1,419,921    352,784
  *Elemental Minerals, Ltd..................................    388,188    398,585
  *Ellect Holdings, Ltd.....................................        482         --
   Emeco Holdings, Ltd......................................  2,172,998  2,341,208
  *Empire Oil & Gas NL......................................    150,000      2,805
 #*Energy Resources of Australia, Ltd.......................    638,803  1,063,016
 #*Energy World Corp., Ltd..................................  4,025,738  2,414,858
  *Engenco, Ltd.............................................     22,880     20,468
  *Entek Energy, Ltd........................................    590,510     92,062
  #Envestra, Ltd............................................  5,386,882  4,401,646
 #*Equatorial Resources, Ltd................................    176,571    498,728
  *Eureka Energy, Ltd.......................................    294,134    145,453
  #Euroz, Ltd...............................................     77,320    106,924
  *Evolution Mining, Ltd....................................  1,644,550  2,992,852
  #Exco Resources, Ltd......................................    429,909     78,400
 #*Fairfax Media, Ltd.......................................  1,969,071  1,405,141
  #Fantastic Holdings, Ltd..................................    355,613    926,260
 #*FAR, Ltd.................................................  7,712,878    349,660
   Finbar Group, Ltd........................................     58,051     57,420
  *Finders Resources, Ltd...................................      7,442      2,708
  #FKP Property Group, Ltd..................................  3,169,733  1,665,260
  #Fleetwood Corp., Ltd.....................................    304,802  4,142,569
   FlexiGroup, Ltd..........................................    597,372  1,409,133
  #Flight Centre, Ltd.......................................    192,954  4,221,460
  *Flinders Mines, Ltd......................................  6,909,293  1,465,756
  *Focus Minerals, Ltd...................................... 19,167,915    937,152
  *Forest Enterprises Australia, Ltd........................  2,849,173         --
   Forge Group, Ltd.........................................    252,731  1,642,233
  *Forte Energy NL..........................................  1,036,232     48,161
   G8 Education, Ltd........................................     69,051     68,312
  *Galaxy Resources, Ltd....................................    760,450    535,445
   Gazal Corp., Ltd.........................................    104,542    189,534
 #*Geodynamics, Ltd.........................................  1,015,653    152,406
 #*Gindalbie Metals, Ltd....................................  2,600,255  1,573,711

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
AUSTRALIA -- (Continued)
  *Global Construction Services, Ltd........................     1,832 $    2,813
  *Gloucester Coal, Ltd.....................................   232,730  1,897,252
  *Gold Road Resources, Ltd.................................   141,504     32,172
 #*Golden Rim Resources, Ltd................................   722,577    115,352
   Goodman Fielder, Ltd..................................... 8,296,037  5,673,840
   GrainCorp, Ltd...........................................   759,612  7,272,752
   Grange Resources, Ltd.................................... 1,245,669    769,300
 #*Great Southern, Ltd...................................... 9,302,784         --
  *Greenland Minerals & Energy, Ltd.........................   711,078    375,484
  *Gryphon Minerals, Ltd.................................... 1,646,536  1,618,052
  #GUD Holdings, Ltd........................................   450,925  3,967,153
  *Gujarat NRE Coking Coal, Ltd.............................   119,865     22,373
 #*Gunns, Ltd............................................... 2,872,620    478,900
  #GWA Group, Ltd........................................... 1,206,755  2,463,683
  *Hastie Group, Ltd........................................    81,042     13,511
 #*Havilah Resources NL.....................................   258,836    207,155
   HFA Holdings, Ltd........................................   235,865    194,341
   HGL, Ltd.................................................   102,586    100,798
 #*Highlands Pacific, Ltd................................... 2,651,500    451,792
 #*Hillgrove Resources, Ltd.................................   909,242    248,389
  #Hills Holdings, Ltd......................................   994,619  1,137,462
 #*Horizon Oil, Ltd......................................... 4,402,775  1,497,540
  *Hutchison Telecommunications Australia, Ltd.............. 5,942,308    269,026
 #*Icon Energy, Ltd......................................... 1,612,695    433,930
  *IDM International, Ltd...................................    23,969      2,997
  #iiNet, Ltd...............................................   662,433  2,170,283
   Imdex, Ltd............................................... 1,061,080  2,760,869
  #IMF Australia, Ltd.......................................   314,016    470,353
  *IMX Resources, Ltd.......................................   594,082    185,358
   #Independence Group NL................................... 1,024,848  4,610,704
  *Indo Mines, Ltd..........................................    81,968     20,066
  *Indophil Resources NL.................................... 3,118,946  1,301,051
   Industrea, Ltd........................................... 1,478,422  1,503,352
  *Infigen Energy, Ltd...................................... 1,675,301    426,159
   Infomedia, Ltd........................................... 1,458,074    318,192
  *Integra Mining, Ltd...................................... 3,443,253  1,847,310
   Integrated Research, Ltd.................................   261,513    179,879
 #*Intrepid Mines, Ltd...................................... 1,794,707  1,593,071
  #Invocare, Ltd............................................   633,106  5,527,566
   IOOF Holdings, Ltd....................................... 1,074,600  6,934,601
   Iress Market Technology, Ltd.............................   603,773  4,221,000
  *Iron Ore Holdings, Ltd...................................   336,216    465,231
  *Ivanhoe Australia, Ltd...................................   396,947    514,709
  #JB Hi-Fi, Ltd............................................   582,072  5,840,368
  *Jupiter Mines, Ltd.......................................   465,443    103,200
  #K&S Corp., Ltd...........................................   220,226    289,267
 #*Kagara, Ltd.............................................. 1,945,393    243,240
  *Kangaroo Resources, Ltd.................................. 2,874,627    360,449
  *Karoon Gas Australia, Ltd................................   667,086  4,436,232
  *Kasbah Resources, Ltd....................................   478,599    137,847
  *KBL Mining, Ltd..........................................   204,110     33,911
  #Kingsgate Consolidated, Ltd..............................   770,040  4,940,592
  *Kingsrose Mining, Ltd....................................   676,838    828,472
  *Lednium, Ltd.............................................   195,019     16,256
  *Linc Energy, Ltd......................................... 1,497,847  1,728,220
  *Liquefied Natural Gas, Ltd...............................   595,144    281,051
   Little World Beverages, Ltd..............................       502      1,939
   Lycopodium, Ltd..........................................    56,126    419,724
  *M2 Telecommunications Group, Ltd.........................   439,730  1,426,696
   MacMahon Holdings, Ltd................................... 3,174,294  2,298,346
 #*Macmin Silver, Ltd....................................... 4,043,277    251,054

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
AUSTRALIA -- (Continued)
  *Macquarie Atlas Roads Group NL........................... 1,284,945 $2,203,262
   Macquarie Telecom Group, Ltd.............................    35,019    344,032
  *Manhattan Corp., Ltd.....................................     7,972      1,516
 #*Marengo Mining, Ltd...................................... 1,428,204    317,230
   Matrix Composites & Engineering, Ltd.....................   154,901    492,257
   MaxiTRANS Industries, Ltd................................   942,578    500,341
  *Mayne Pharma Group, Ltd..................................   205,191     61,727
   McGuigan Simeon Wines, Ltd............................... 2,437,348    875,134
   McMillan Shakespeare, Ltd................................   235,687  2,692,436
   McPherson's, Ltd.........................................   303,441    611,509
   #Medusa Mining, Ltd......................................   844,923  5,021,889
   Melbourne IT, Ltd........................................   440,506    854,591
 #*MEO Australia, Ltd.......................................   681,039    208,123
  #Mermaid Marine Australia, Ltd............................ 1,078,616  3,588,973
  *Mesoblast, Ltd...........................................   169,618  1,324,088
  *Metals X, Ltd............................................   173,131     37,783
  *Metgasco, Ltd............................................   667,052    227,319
  *Metminco, Ltd............................................ 1,879,249    348,166
  *MetroCoal, Ltd...........................................    68,725     28,205
  *MHM Metals, Ltd..........................................   287,217    176,656
  *Miclyn Express Offshore, Ltd.............................   621,973  1,341,126
   Mincor Resources NL......................................   990,706    716,339
  *Minemakers, Ltd..........................................   113,803     26,539
 #*Mineral Deposits, Ltd....................................   297,974  1,853,941
   Mineral Resources, Ltd...................................   377,669  4,665,498
  *Mirabela Nickel, Ltd..................................... 1,667,561    842,064
 #*Molopo Energy, Ltd....................................... 1,186,993    839,178
  *Moly Mines, Ltd..........................................    25,253      5,244
  #Monadelphous Group, Ltd..................................   319,624  7,689,311
  *Morning Star Gold NL.....................................   332,749     62,091
   Mortgage Choice, Ltd.....................................   631,109    880,375
  #Mount Gibson Iron, Ltd................................... 3,038,008  3,469,846
 #*Murchison Metals, Ltd.................................... 1,229,022    596,719
   Myer Holdings, Ltd....................................... 3,564,925  8,690,705
   MyState, Ltd.............................................    32,956    108,132
  *Nanosonics, Ltd..........................................   259,364    137,010
   National Can Industries, Ltd.............................    97,017    182,967
  *Navigator Resources, Ltd................................. 1,876,284     17,423
   Navitas, Ltd............................................. 1,189,617  4,865,080
  *New Guinea Energy, Ltd...................................   359,345     22,964
  *NewSat, Ltd..............................................   331,398    249,880
  *Nexbis, Ltd..............................................   580,630     54,038
 #*Nexus Energy, Ltd........................................ 4,998,176  1,078,012
   NIB Holdings, Ltd........................................   702,774  1,198,231
 #*Nido Petroleum, Ltd...................................... 6,093,154    293,710
  *Noble Mineral Resources, Ltd.............................   859,168    255,346
   Norfolk Group, Ltd.......................................   350,048    455,296
  *North Australian Diamonds, Ltd...........................    16,663      4,047
  *Northern Iron, Ltd.......................................   569,866    603,017
  *Northern Star Resources, Ltd............................. 1,209,501  1,094,987
  *Norton Gold Fields, Ltd..................................   561,526    134,403
   NRW Holdings, Ltd........................................ 1,174,775  4,959,746
 #*NuCoal Resources, Ltd....................................   429,538    129,278
   Nufarm, Ltd..............................................   815,709  4,151,690
  #Oakton, Ltd..............................................   378,695    511,496
 #*Oilex, Ltd...............................................   247,428     71,004
   OneSteel, Ltd............................................ 5,711,238  7,652,068
  *OPUS Group, Ltd..........................................    75,860     59,282
  *Orocobre, Ltd............................................   257,530    399,243
  #OrotonGroup, Ltd.........................................    89,607    789,774
  *Otto Energy, Ltd......................................... 1,936,175    220,793

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
AUSTRALIA -- (Continued)
   Pacific Brands, Ltd...................................... 4,412,120 $2,814,709
  *Pacific Niugini, Ltd.....................................   200,616     77,683
 #*Paladin Energy, Ltd...................................... 4,096,983  6,714,584
  *Pan Pacific Petroleum NL................................. 1,094,343    176,182
 #*PanAust, Ltd.............................................   327,294  1,097,022
 #*Pancontinental Oil & Gas NL.............................. 1,057,588    189,567
  #Panoramic Resources, Ltd.................................   971,509  1,088,151
  *PaperlinX, Ltd........................................... 2,771,649    284,967
  *Papillon Resources, Ltd..................................    32,010     39,219
   Patties Foods, Ltd.......................................    36,136     64,707
  *Peak Resources, Ltd......................................   288,357     94,753
   Peet, Ltd................................................ 1,096,798    963,533
 #*Peninsula Energy, Ltd.................................... 5,178,834    283,779
 #*Perilya, Ltd............................................. 1,482,070    596,145
  #Perpetual Trustees Australia, Ltd........................   226,579  5,977,171
  *Perseus Mining, Ltd...................................... 1,605,654  4,309,179
 #*Pharmaxis, Ltd........................................... 1,018,699  1,401,663
  *Phosphagenics, Ltd....................................... 1,539,406    343,699
  *Photon Group, Ltd........................................   371,433     18,569
  *Plantcorp NL.............................................     4,329         --
 #*Platinum Australia, Ltd.................................. 1,376,715    175,880
  *Pluton Resources, Ltd....................................   538,056    143,385
   PMP, Ltd................................................. 2,395,607  1,310,604
  *Poseidon Nickel, Ltd.....................................   435,935     52,061
  #Premier Investments, Ltd.................................   276,360  1,539,151
 #*Prima Biomed, Ltd........................................ 2,338,194    519,494
   Primary Health Care, Ltd................................. 1,960,174  5,757,029
   Prime Media Group, Ltd................................... 1,777,139  1,279,351
   PrimeAg, Ltd.............................................   207,339    238,063
   Programmed Maintenance Service, Ltd......................   549,269  1,461,681
  *QRxPharma, Ltd...........................................   173,072    325,954
  *Quickstep Holdings, Ltd..................................   462,355     81,807
  *Ramelius Resources, Ltd.................................. 1,512,836  1,205,630
 #*Range Resources, Ltd..................................... 1,362,917    217,196
   RCR Tomlinson, Ltd....................................... 1,056,974  2,180,241
  #REA Group, Ltd...........................................   216,612  3,146,977
   Reckon, Ltd..............................................   268,501    631,621
  *Red 5, Ltd...............................................     9,022     16,824
  *Red Fork Energy, Ltd.....................................   889,585  1,001,369
  #Redflex Holdings, Ltd....................................   377,855    790,501
   Reece Australia, Ltd.....................................   238,457  4,602,136
 #*Reed Resources, Ltd......................................   698,001    148,584
  *Regis Resources, Ltd..................................... 1,267,766  5,545,463
   Reject Shop, Ltd. (The)..................................   122,036  1,505,823
  *Resolute Mining, Ltd..................................... 3,133,646  5,456,493
 #*Resource & Investment NL.................................   353,896    122,075
  *Resource Equipment, Ltd..................................   118,411     56,082
  *Resource Generation, Ltd.................................   338,381    136,884
   Retail Food Group, Ltd...................................    68,237    192,846
  *Rex Minerals, Ltd........................................   437,668    487,115
  *Rialto Energy, Ltd....................................... 1,967,580    784,931
  #Ridley Corp., Ltd........................................ 1,283,068  1,617,537
  *RiverCity Motorway Group, Ltd............................ 1,563,354         --
  *Robust Resources, Ltd....................................   136,513    171,937
 #*Roc Oil Co., Ltd......................................... 6,490,268  2,685,164
   Runge, Ltd...............................................    30,702     12,442
  #Ruralco Holdings, Ltd....................................    88,146    299,086
  #SAI Global, Ltd.......................................... 1,180,630  6,439,134
 #*Salinas Energy, Ltd...................................... 1,689,324    729,366
  #Salmat, Ltd..............................................   664,807  1,532,524
 #*Samson Oil & Gas, Ltd.................................... 6,917,392    682,601

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
AUSTRALIA -- (Continued)
 #*Sandfire Resources NL....................................   394,850 $ 3,160,707
 #*Saracen Mineral Holdings, Ltd............................ 2,559,112   1,532,414
   Schaffer Corp., Ltd......................................    33,766     130,006
   Sedgman, Ltd.............................................   416,594     927,331
   Seek, Ltd................................................   666,916   4,932,239
  #Select Harvests, Ltd.....................................   302,151     446,472
 #*Senex Energy, Ltd........................................ 2,825,689   3,325,564
   Servcorp, Ltd............................................   301,327     925,165
   Service Stream, Ltd...................................... 1,432,710     596,819
   Seven Group Holdings, Ltd................................   179,810   1,885,293
  #Sigma Pharmaceuticals, Ltd............................... 4,898,960   3,372,144
 #*Sihayo Gold, Ltd.........................................   603,971     106,787
 #*Silex System, Ltd........................................   545,788   2,090,800
  *Silver Lake Resources, Ltd............................... 1,125,179   3,755,530
  *Sipa Resources International NL..........................   706,804      76,940
  #Sirtex Medical, Ltd......................................   218,046   1,460,627
  #Skilled Group, Ltd.......................................   492,016   1,248,635
   Slater & Gordon, Ltd.....................................    24,701      43,772
  #SMS Management & Technology, Ltd.........................   426,904   2,685,307
  *Southern Cross Electrical Engineering, Ltd...............    16,785      23,262
   Southern Cross Media Group, Ltd.......................... 2,546,520   3,538,051
  #SP Telemedia, Ltd........................................ 1,569,063   2,953,157
   Spark Infrastructure Group, Ltd.......................... 5,543,872   8,360,511
 #*Specialty Fashion Group, Ltd.............................   809,557     374,557
   Spotless Group, Ltd...................................... 1,215,571   3,242,401
  *St. Barbara, Ltd......................................... 1,946,083   4,612,536
  *Starpharma Holdings, Ltd.................................   900,411   1,734,138
  *Straits Resources, Ltd...................................   878,069     710,778
  *Strike Energy, Ltd. (B01NQF4)............................   689,825     142,375
  *Strike Energy, Ltd. (B6YVTV4)............................    50,106      10,442
   Structural Systems, Ltd..................................   138,772     113,763
   STW Communications Group, Ltd............................ 1,071,176   1,026,072
  *Sundance Energy Australia, Ltd...........................   971,273     789,310
 #*Sundance Resources, Ltd.................................. 8,756,539   4,266,748
  *Sunland Group, Ltd.......................................   741,191     590,380
   Super Retail Group, Ltd.................................. 1,291,876  10,391,522
   Swick Mining Services, Ltd...............................    87,194      30,525
   Symex Holdings, Ltd......................................   513,662      63,833
 #*Talent2 International, Ltd...............................   472,312     188,552
  *Talisman Mining, Ltd.....................................   217,981     114,765
 #*Tanami Gold NL...........................................   556,591     491,857
  *Tap Oil, Ltd............................................. 1,450,696   1,200,438
  #Tassal Group, Ltd........................................   626,912     964,873
  #Technology One, Ltd...................................... 1,322,653   1,687,920
  #Ten Network Holdings, Ltd................................ 3,771,307   3,164,473
  *Terramin Australia, Ltd..................................   155,209      25,664
  *Texon Petroleum, Ltd.....................................   839,778     517,571
   TFS Corp., Ltd........................................... 1,393,854     730,930
  #Thakral Holdings Group, Ltd.............................. 2,559,697   2,000,306
   ThinkSmart, Ltd..........................................   175,934      55,023
   Thorn Group, Ltd.........................................   370,228     566,091
  *Thundelarra Exploration, Ltd.............................   260,965      28,383
 #*Tiger Resources, Ltd..................................... 1,751,101     611,861
  *Tissue Therapies, Ltd....................................     6,506       3,137
  *TNG, Ltd.................................................    37,408       3,113
  *Toro Energy, Ltd.........................................    70,156       5,607
   Tox Free Solutions, Ltd..................................   453,843   1,189,659
  #Transfield Services, Ltd................................. 2,133,558   5,031,607
  *Transpacific Industries Group, Ltd....................... 4,533,180   3,969,027
  #Troy Resources, Ltd......................................   406,854   1,880,003
   Trust Co., Ltd. (The)....................................    85,563     467,974

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
AUSTRALIA -- (Continued)
   UGL, Ltd.................................................     59,049 $    800,348
  *Unity Mining, Ltd........................................    524,642       81,807
  #UXC, Ltd.................................................  1,169,545      672,052
  *VDM Group, Ltd...........................................  1,403,945      105,936
  *Venture Minerals, Ltd....................................    450,858      177,294
  *Venturex Resources, Ltd..................................     42,171        2,699
   Village Roadshow, Ltd....................................    855,994    2,886,004
  *Virgin Australia Holdings, Ltd. (B43DQC7)................  7,648,897    3,169,645
  *Virgin Australia Holdings, Ltd. (B7L5734)................  7,648,897       39,849
   Warrnambool Cheese & Butter Factory Co. Holding, Ltd.....      1,203        4,865
  #Watpac, Ltd..............................................    711,698      679,796
   WDS, Ltd.................................................    375,342      233,769
  *Webfirm Group, Ltd.......................................    124,813        7,531
  #Webjet, Ltd..............................................    356,064    1,307,761
   Webster, Ltd.............................................    144,737       80,268
  #Western Areas NL.........................................    765,031    3,987,585
  *Western Desert Resouurces, Ltd...........................    217,177      211,382
  *Westgold Resources, Ltd..................................     59,310       11,086
 #*White Energy Co., Ltd....................................    643,913      277,764
   WHK Group, Ltd...........................................  1,202,433    1,116,421
  #Wide Bay Australia, Ltd..................................     84,697      580,652
  *Willmott Forests, Ltd....................................     17,224           --
 #*Windimurra Vanadium, Ltd.................................    537,429           --
   Wotif.com Holdings, Ltd..................................    588,604    2,694,242
  *YTC Resources, Ltd.......................................    104,200       42,460
                                                                        ------------
TOTAL AUSTRALIA.............................................             622,729,032
                                                                        ------------
CANADA -- (0.1%)
  *Endeavour Mining Corp....................................    353,233      743,462
                                                                        ------------
CHINA -- (0.0%)
  *Changjiang Fertilizer Holdings, Ltd......................        515           74
  *China CBM Group, Ltd.....................................  6,930,301       81,745
 #*China Public Procurement, Ltd............................  5,230,000           --
  *Skyfame Realty Holdings, Ltd.............................  1,975,750      190,743
                                                                        ------------
TOTAL CHINA.................................................                 272,562
                                                                        ------------
HONG KONG -- (13.7%)
   Aeon Credit Service (Asia) Co., Ltd......................    580,000      482,235
   Aeon Stores Hong Kong Co., Ltd...........................    234,000      662,452
   Alco Holdings, Ltd.......................................  1,426,000      502,715
   Allan International Holdings, Ltd........................    720,000      192,688
   Allied Group, Ltd........................................    683,200    1,561,651
  *Allied Overseas, Ltd.....................................     50,000       27,546
   Allied Properties, Ltd................................... 12,297,857    1,611,904
  *Apac Resources, Ltd...................................... 12,720,000      538,724
  *Apollo Solar Energy Technology Holdings, Ltd............. 14,172,000      390,313
   APT Satellite Holdings, Ltd..............................  1,275,000      374,190
  *Artel Solutions Group Holdings, Ltd......................  7,885,000      101,793
  *Artini China Co., Ltd....................................  2,481,000       50,889
   Arts Optical International Holdings, Ltd.................    730,000      236,990
   Asia Financial Holdings, Ltd.............................  2,474,908      903,542
   Asia Satellite Telecommunications Holdings, Ltd..........    962,000    2,740,918
   Asia Standard Hotel Group, Ltd........................... 11,797,218    1,063,946
   Asia Standard International Group, Ltd................... 13,333,185    2,165,318
   Associated International Hotels, Ltd.....................    980,000    2,082,429
   Aupu Group Holding Co., Ltd..............................  2,504,000      215,596
   Automated Systems Holdings, Ltd..........................    394,000       56,734
   Bauhaus International Holdings, Ltd......................    662,000      172,051
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd..........  1,464,000       14,847
  *Bel Global Resources Holdings, Ltd.......................  2,576,000       47,146

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
HONG KONG -- (Continued)
  *Bio-Dynamic Group, Ltd...................................  2,544,000 $  209,795
  *Birmingham International Holdings, Ltd...................  6,502,000    127,381
   Bonjour Holdings, Ltd....................................  4,964,000    752,232
   Bossini International Holdings, Ltd......................  3,871,500    268,482
 #*Burwill Holdings, Ltd....................................  8,888,960    152,216
   Cafe de Coral Holdings, Ltd..............................    900,000  2,465,502
  *Capital Estate, Ltd......................................  5,151,000    152,205
  *Carico Holdings, Ltd..................................... 23,100,000  1,231,807
   Century City International Holdings, Ltd.................  6,419,460    453,360
  *Century Sunshine Group Holdings, Ltd.....................  3,655,000    117,864
   Champion Technology Holdings, Ltd........................ 14,881,730    195,384
   Chen Hsong Holdings, Ltd.................................    898,000    300,030
   Cheuk Nang Holdings, Ltd.................................    386,457    155,372
   Chevalier International Holdings, Ltd....................    737,482    777,514
  *China Best Group Holding, Ltd............................  3,721,400     51,226
  *China Billion Resources, Ltd.............................  4,876,000         --
  *China Boon Holdings, Ltd.................................  6,200,000     70,871
  *China Daye Non-Ferrous Metals Mining, Ltd................  3,439,837    181,148
  *China Digicontent Co., Ltd...............................  2,710,000      3,493
  *China Digital Licensing Group, Ltd.......................  1,000,000     29,494
  *China Electronics Corp. Holdings Co., Ltd................  2,888,250    234,540
  *China Energy Development Holdings, Ltd................... 21,966,000    261,229
  *China Environmental Investment Holdings, Ltd.............  7,470,000    235,450
  *China Financial Services Holdings, Ltd...................    954,000     58,546
  *China Flavors & Fragrances Co., Ltd......................    144,924     25,136
  *China Gamma Group, Ltd...................................  7,500,000    146,960
  *China Infrastructure Investment, Ltd.....................  8,680,000    272,842
  *China Investments Holdings, Ltd..........................    149,000      3,490
 #*China Mandarin Holdings, Ltd.............................  5,012,400     42,014
   China Metal International Holdings, Ltd..................  2,582,000    447,839
  *China Motion Telecom International, Ltd..................  5,080,000     71,765
   China Motor Bus Co., Ltd.................................     50,000    389,763
  *China Nuclear Industry 23 International Corp., Ltd.......  1,024,000    282,397
  *China Ocean Shipbuilding Industry Group, Ltd.............  2,582,000     23,200
  *China Oriental Culture Group, Ltd........................  3,600,000    132,001
  *China Pipe Group, Ltd....................................    100,000        360
  *China Renji Medical Group, Ltd........................... 12,784,000         --
  *China Resources & Transportation Group, Ltd.............. 32,400,000  1,333,897
 #*China Solar Energy Holdings, Ltd......................... 37,990,000    190,377
  *China Strategic Holdings, Ltd............................ 12,585,000    234,504
   China Ting Group Holdings, Ltd...........................  2,443,151    172,686
  *China Tycoon Beverage Holdings, Ltd......................  2,732,000     29,930
  *China WindPower Group, Ltd............................... 14,630,000    608,167
  *China Yunnan Tin Minerals Group Co., Ltd.................    471,400     19,395
   China-Hongkong Photo Products Holdings, Ltd..............  2,123,000    144,649
   Chinney Investments, Ltd.................................  1,144,000    138,453
  #Chong Hing Bank, Ltd.....................................    878,000  1,588,803
   Chu Kong Shipping Development Co., Ltd...................  2,188,000    348,311
   Chuang's China Investments, Ltd..........................  3,388,000    181,421
   Chuang's Consortium International, Ltd...................  3,569,965    366,957
  *Chun Wo Development Holdings, Ltd........................  2,002,926    110,704
   Citic Telecom International Holdings, Ltd................  4,443,000    923,573
  #City Telecom, Ltd........................................  1,590,751    940,540
   CK Life Sciences International Holdings, Inc............. 12,664,000    725,090
  *Climax International Co., Ltd............................      3,489         53
   CNT Group, Ltd...........................................  8,315,264    408,213
   COL Capital, Ltd.........................................  2,725,840    357,356
   Computer & Technologies Holdings, Ltd....................    432,000     96,729
  *Continental Holdings, Ltd................................  5,148,250     65,025
   Cosmos Machinery Enterprises, Ltd........................  1,616,400    102,520
  *CP Lotus Corp., Ltd...................................... 11,420,000    374,730

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
HONG KONG -- (Continued)
   Cross-Harbour Holdings, Ltd. (The).......................    659,520 $  536,329
   CSI Properties, Ltd...................................... 10,476,383    425,734
  *CST Mining Group, Ltd.................................... 71,688,000  1,113,400
  *Culture Landmark Investment, Ltd......................... 10,196,000    104,067
  *Culturecom Holdings, Ltd.................................  1,260,000    215,979
   Dah Sing Banking Group, Ltd..............................  1,071,840  1,107,694
   Dah Sing Financial Holdings, Ltd.........................    600,950  2,146,961
  *Dan Form Holdings Co., Ltd...............................  3,261,260    443,808
  *Dejin Resources Group Co., Ltd........................... 23,892,000    100,802
   Dickson Concepts International, Ltd......................    953,500    527,139
   Dingyi Group Investment, Ltd.............................  5,497,500    145,266
  *Doxen Energy Group, Ltd..................................    542,796     91,648
   DVN Holdings, Ltd........................................  2,183,000     77,195
   Dynamic Holdings, Ltd....................................    374,000     61,553
   Eagle Nice International Holdings, Ltd...................  1,078,000    240,369
   EcoGreen Fine Chemicals Group, Ltd.......................  1,112,000    210,782
  *EganaGoldpfeil Holdings, Ltd.............................  4,121,757         --
  *e-Kong Group, Ltd........................................    540,000     25,621
   Emperor Entertainment Hotel, Ltd.........................  2,475,000    454,989
   Emperor International Holdings, Ltd......................  5,884,753  1,057,781
   Emperor Watch & Jewellery, Ltd........................... 15,400,000  2,150,028
  *ENM Holdings, Ltd........................................ 15,112,000  1,144,303
  *Enviro Energy International Holdings, Ltd................  4,138,000    109,972
  *EPI Holdings, Ltd........................................  4,259,927     99,421
  *eSun Holdings, Ltd.......................................  2,508,000    344,743
   EVA Precision Industrial Holdings, Ltd...................  5,594,000    940,021
  *Ezcom Holdings, Ltd......................................     72,576        449
   Fairwood, Ltd............................................    337,600    577,176
   Far East Consortium International, Ltd...................  4,612,271    842,278
  *Far East Technology International, Ltd...................    179,520     17,816
  *First Natural Foods Holdings, Ltd........................  2,365,000         --
  *Fook Woo Group Holdings, Ltd.............................    952,000    166,874
  *Foundation Group, Ltd....................................  2,350,000         --
   Fountain SET Holdings, Ltd...............................  4,622,000    581,772
   Four Seas Mercantile Holdings, Ltd.......................    592,000    186,960
  *Frasers Property China, Ltd.............................. 16,477,000    403,502
  *Freeman Financial Corp., Ltd.............................          1         --
   Fujikon Industrial Holdings, Ltd.........................    912,000    141,394
   Get Nice Holdings, Ltd................................... 19,044,000    832,118
   Giordano International, Ltd..............................  7,162,000  6,217,767
  *Global Tech Holdings, Ltd................................  5,098,000     19,032
   Glorious Sun Enterprises, Ltd............................  2,662,000    910,245
   Gold Peak Industries Holding, Ltd........................  3,118,642    311,081
   Golden Resources Development International, Ltd..........  3,330,500    160,183
  *Goldin Financial Holdings, Ltd...........................    480,000     45,262
  *Goldin Properties Holdings, Ltd..........................  3,060,000  1,175,531
   Golik Holdings, Ltd......................................    250,500     22,258
  *Good Fellow Resources Holdings, Ltd......................  1,670,000     57,236
  *Grande Holdings, Ltd.....................................    882,000     46,609
   Great Eagle Holdings, Ltd................................    173,160    508,562
  *Greenheart Group, Ltd....................................  1,626,000    103,956
  *G-Resources Group, Ltd................................... 54,963,000  3,531,759
  *Group Sense International, Ltd...........................  2,448,000     53,729
   Guangnan Holdings, Ltd...................................  2,249,600    327,345
  *Guotai Junan International Holdings, Ltd.................     57,000     19,227
   Haitong International Securities Group, Ltd..............  1,223,586    437,097
  *Hang Fung Gold Technology, Ltd...........................  1,972,482         --
  *Hans Energy Co., Ltd.....................................  7,556,000    119,358
   Harbour Centre Development, Ltd..........................    957,500  1,162,737
  *Hengli Commercial Properties Group, Ltd..................    336,000     13,977
   High Fashion International, Ltd..........................    268,000    101,756

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
HONG KONG -- (Continued)
   HKR International, Ltd...................................  5,895,136 $2,226,008
   Hon Kwok Land Investment Co., Ltd........................    314,800    108,077
  *Hong Fok Land, Ltd.......................................  1,210,000      1,560
   Hong Kong Ferry Holdings, Ltd............................    809,300    715,565
   Hong Kong Food Investment Holdings, Ltd..................    202,184     22,813
   Hongkong Chinese, Ltd....................................  4,774,000    758,805
   Hop Fung Group Holdings, Ltd.............................    888,000     55,448
   Hsin Chong Construction Group, Ltd.......................  1,569,658    232,412
  *Huafeng Group Holdings, Ltd..............................  6,713,325    171,752
   Hung Hing Printing Group, Ltd............................  1,298,000    214,319
  *Hybrid Kinetic Group, Ltd................................ 14,884,000    278,571
  *HyComm Wireless, Ltd.....................................     89,090     23,906
  *I-Cable Communications, Ltd..............................    531,000     28,601
  *IDT International, Ltd...................................  6,240,183     97,206
  *Imagi International Holdings, Ltd........................ 18,240,000    290,906
   iOne Holdings, Ltd.......................................  3,140,000     18,966
   IPE Group, Ltd...........................................  2,060,000    166,968
  *IRC, Ltd,................................................  1,418,000    206,893
  *IT, Ltd..................................................  2,802,532  1,469,958
   ITC Corp., Ltd...........................................    893,645     39,084
  *ITC Properties Group, Ltd................................  3,645,747  1,047,638
  *Jinhui Holdings, Ltd.....................................    384,000     72,699
  *Jiuzhou Development Co., Ltd.............................  2,558,000    234,022
   JLF Investment Co., Ltd..................................  3,293,500    209,400
   Joyce Boutique Holdings, Ltd.............................  1,530,000    131,572
   Junefield Department Store Group, Ltd....................    306,000     17,855
  #K Wah International Holdings, Ltd........................  5,583,405  2,348,561
   Kam Hing International Holdings, Ltd.....................  1,974,000    175,375
   Kantone Holdings, Ltd.................................... 14,737,991    122,760
  *Karl Thomson Holdings, Ltd...............................  1,188,000     44,903
   Karrie International Holdings, Ltd.......................  1,383,600     62,390
   Keck Seng Investments (Hong Kong), Ltd...................    904,600    381,991
   Kin Yat Holdings, Ltd....................................    586,000     83,410
  *King Pacific International Holdings, Ltd.................  1,404,200     22,080
  *King Stone Energy Group, Ltd.............................  2,877,000    221,802
   Kingmaker Footwear Holdings, Ltd.........................  1,476,955    237,361
   Kingston Financial Group, Ltd............................ 11,709,000  1,067,306
   #Kith Holdings, Ltd......................................    204,000     22,142
  *Kiu Hung Energy Holdings, Ltd............................ 10,810,000     75,131
  *Ko Yo Chemical Group, Ltd................................ 16,260,000    283,235
   Kowloon Development Co., Ltd.............................  1,588,000  1,652,808
  *KTP Holdings, Ltd........................................    560,400     49,632
   Kwoon Chung Bus Holdings, Ltd............................    556,000    119,621
  *Lai Sun Development Co., Ltd............................. 63,116,466    979,915
  *Lai Sun Garment International, Ltd.......................  2,770,000    224,387
   Lam Soon Hong Kong, Ltd..................................    302,310    171,613
  *Leading Spirit High-Tech Holdings Co., Ltd...............  2,310,000      2,977
  #Lee & Man Chemical Co., Ltd..............................  1,420,000  1,127,414
   Lee & Man Handbags, Ltd..................................  1,420,000    163,930
   Lee's Pharmaceutical Holdings, Ltd.......................      5,000      2,125
   Lerado Group Holdings Co., Ltd...........................  1,900,000    183,248
   Lippo China Resources, Ltd...............................  8,092,000    203,089
   Lippo, Ltd...............................................  1,195,700    424,890
  *Lisi Group Holdings, Ltd.................................  4,262,000    186,617
   Liu Chong Hing Investment, Ltd...........................    775,200    808,816
  *Longrun Tea Group Co., Ltd...............................  1,900,000     83,242
   Luen Thai Holdings, Ltd..................................  1,345,000    181,091
   Luks Industrial Group, Ltd...............................    428,913     88,189
  *Lung Cheong International Holdings, Ltd..................  6,790,000    209,509
   Lung Kee (Bermuda) Holdings, Ltd.........................  1,597,875    755,289
  *Madex International Holdings, Ltd........................  3,182,000     61,036

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
HONG KONG -- (Continued)
   Magnificent Estates, Ltd................................. 13,184,000 $  543,839
   Mainland Headwear Holdings, Ltd..........................    765,600     89,293
   Man Yue Technology Holdings, Ltd.........................  1,064,000    222,056
  *Mascotte Holdings, Ltd...................................    840,750     59,600
   Matrix Holdings, Ltd.....................................  1,067,414    256,907
  *Mei Ah Entertainment Group, Ltd.......................... 11,040,000    176,275
   Melbourne Enterprises, Ltd...............................     40,500    652,318
  *Melco International Development, Ltd.....................  3,801,000  3,979,118
  #Midland Holdings, Ltd....................................  3,298,000  1,653,825
   Ming Fai International Holdings, Ltd.....................  1,680,000    176,039
  *Ming Fung Jewellery Group, Ltd...........................  9,210,000    527,735
   Miramar Hotel & Investment Co., Ltd......................    785,000    866,646
   Modern Beauty Salon Holdings, Ltd........................    160,000     24,167
  *Mongolia Energy Corp., Ltd............................... 10,603,000    883,863
  *Nan Nan Resources Enterprise, Ltd........................    330,000     41,808
   Nanyang Holdings, Ltd....................................    137,500    424,541
   National Electronics Holdings, Ltd.......................  2,266,000    251,120
   Natural Beauty Bio-Technology, Ltd.......................  4,470,000    861,703
   Neo-Neon Holdings, Ltd...................................  1,915,000    335,529
   Net2Gather China Holdings, Ltd...........................  8,139,720     98,406
   New Century Group Hong Kong, Ltd......................... 13,351,464    249,990
  *New Focus Auto Tech Holdings, Ltd........................    104,000     21,975
  *New Smart Energy Group, Ltd.............................. 23,975,000    159,517
  *New Times Energy Corp., Ltd..............................  1,297,600    160,805
   Neway Group Holdings, Ltd................................ 24,579,087     66,227
   NewOcean Green Energy Holdings, Ltd......................  3,210,000    661,195
  *Next Media, Ltd..........................................  3,725,183    311,566
  *Ngai Lik Industrial Holdings, Ltd........................    324,257     17,410
  *Norstar Founders Group, Ltd..............................  3,256,000         --
  *North Asia Resources Holdings, Ltd.......................  1,938,600     71,844
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd....  6,229,706    235,935
  *Orient Power Holdings, Ltd...............................    804,000     19,482
  #Oriental Watch Holdings, Ltd.............................  2,036,800    849,677
  #Pacific Andes International Holdings, Ltd................  8,011,378    546,644
   Pacific Basin Shipping, Ltd..............................  9,662,000  5,056,217
  *Pacific Century Premium Developments, Ltd................  4,403,000  1,042,805
   Pacific Textile Holdings, Ltd............................  1,780,000  1,180,762
   Paliburg Holdings, Ltd...................................  3,152,830    928,813
  *Pan Asia Environmental Protection Group, Ltd.............  1,258,432     95,143
   Paul Y Engineering Group, Ltd............................     77,759      4,403
 #*Peace Mark Holdings, Ltd.................................  2,738,022         --
   Pearl Oriental Oil, Ltd..................................  6,147,800    544,962
   Pegasus International Holdings, Ltd......................    226,000     34,916
   Pico Far East Holdings, Ltd..............................  3,910,000    939,247
  *PME Group, Ltd...........................................  7,020,000    112,895
  *PNG Resources Holdings, Ltd.............................. 16,626,362    254,102
   Pokfulam Development Co., Ltd............................    234,000    274,041
   Polytec Asset Holdings, Ltd.............................. 10,763,526  1,146,052
   Public Financial Holdings, Ltd...........................  3,194,000  1,375,121
   PYI Corp., Ltd........................................... 12,919,134    332,674
  *Pyxis Group, Ltd.........................................  1,936,000     42,420
   Raymond Industrial, Ltd..................................  1,383,400    134,676
   Regal Hotels International Holdings, Ltd.................  2,431,800  1,004,558
   Richfield Group Holdings, Ltd............................  3,632,000    186,168
  *Rising Development Holdings, Ltd.........................  2,278,000    282,121
   Rivera Holdings, Ltd.....................................  5,710,000    156,973
   Roadshow Holdings, Ltd...................................  1,456,000    140,196
   S.A.S. Dragon Holdings, Ltd..............................  1,212,000    255,373
   Safety Godown Co., Ltd...................................    398,000    262,314
   Samling Global, Ltd......................................  6,160,000    583,824
   Samson Paper Holdings, Ltd...............................  1,800,000    115,131

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
HONG KONG -- (Continued)
  *San Miguel Brewery Hong Kong, Ltd........................    612,800 $   90,361
  *Sandmartin International Holdings, Ltd...................     16,000      3,515
  *Sanyuan Group, Ltd.......................................    415,000      8,023
   SEA Holdings, Ltd........................................  1,140,000    541,091
  *SEEC Media Group, Ltd....................................    136,000      4,509
  *Sheng Yuan Holdings, Ltd.................................    210,000     11,606
  #Shenyin Wanguo, Ltd......................................  1,322,500    408,143
   Shenzhen High-Tech Holdings, Ltd.........................    812,000     49,400
  *Shougang Concord Grand Group, Ltd........................  2,451,000     94,276
  *Shougang Concord Technology Holdings, Ltd................  4,201,809    195,290
  *Shun Ho Resources Holdings, Ltd..........................    483,000     72,336
  *Shun Ho Technology Holdings, Ltd.........................  1,037,452    157,367
   Shun Tak Holdings, Ltd...................................  7,199,389  2,970,684
   Sing Tao News Corp., Ltd.................................  1,974,000    283,554
   Singamas Container Holdings, Ltd.........................  7,474,000  2,227,131
  *Sinocan Holdings, Ltd....................................    350,000      1,759
  *Sinocop Resources Holdings, Ltd..........................  3,980,000    388,550
  *Sino-Tech International Holdings, Ltd.................... 29,380,000    265,072
   SIS International Holdings, Ltd..........................     34,000     12,926
  *SMI Publishing Group, Ltd................................    250,511        484
   SOCAM Development, Ltd...................................    944,771  1,021,126
  *Solomon Systech International, Ltd.......................  6,312,000    170,061
  *Soundwill Holdings, Ltd..................................     12,000     18,819
   South China (China), Ltd.................................  6,744,000    461,648
   South China Financial Holdings, Ltd......................  4,872,000     40,288
  *South China Land, Ltd.................................... 20,223,170    243,661
   Southeast Asia Properties & Finance, Ltd.................    289,891     72,858
   Stella International Holdings, Ltd.......................      5,574     14,739
  *Stelux Holdings International, Ltd.......................    636,000    153,624
  *Styland Holdings, Ltd....................................    129,347      1,667
  *Success Universe Group, Ltd..............................  5,552,000    156,685
   Sun Hing Vision Group Holdings, Ltd......................    358,000    130,553
  #Sun Hung Kai & Co., Ltd..................................  1,598,621    823,775
  *Sun Innovation Holdings, Ltd............................. 11,325,655    251,906
   Sunwah Kingsway Capital Holdings, Ltd....................  5,750,000     85,240
  *Sunway International Holdings, Ltd.......................    866,000     25,451
  *Superb Summit International Timber Co., Ltd.............. 12,186,600    216,758
  #Sustainable Forest Holdings, Ltd......................... 12,710,250    233,008
   Synergis Holdings, Ltd...................................    322,033     33,297
  *Tack Fiori International Group, Ltd......................     44,480        479
   Tai Cheung Holdings, Ltd.................................  1,919,000  1,359,871
   Tai Sang Land Development, Ltd...........................    576,984    222,420
  *Talent Property Group, Ltd...............................  5,106,420    193,950
   Tan Chong International, Ltd.............................  1,212,000    310,192
  *Tao Heung Holdings, Ltd..................................     36,000     18,276
  *Taung Gold International, Ltd............................ 13,980,000    313,722
   Termbray Industries International (Holdings), Ltd........  2,304,900    186,711
   Tern Properties Co., Ltd.................................     51,200     20,791
   Texwinca Holdings, Ltd...................................    476,000    581,090
 #*Theme International Holdings, Ltd........................  4,130,000    106,777
   Tian Teck Land, Ltd......................................  1,054,000    896,039
   Tianda Holdings, Ltd.....................................    306,000     15,821
  *Tidetime Sun (Group), Ltd................................     26,000      3,343
 #*Titan Petrochemicals Group, Ltd.......................... 13,140,000    474,206
  *Tom Group, Ltd...........................................  3,612,000    314,996
   Tongda Group Holdings, Ltd............................... 10,120,000    428,778
  #Top Form International, Ltd..............................  2,760,000    120,638
  *Topsearch International Holdings, Ltd....................  3,538,000     82,032
   Town Health International Investments, Ltd...............  1,175,165    117,978
   Tradelink Electronic Commerce, Ltd.......................    898,000    136,356
   Transport International Holdings, Ltd....................    886,141  1,821,733

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
HONG KONG -- (Continued)
   Trinity, Ltd.............................................    960,000 $    800,620
   Tristate Holdings, Ltd...................................    188,000      130,863
  *TSC Group Holdings, Ltd..................................  1,928,000      299,819
   Tse Sui Luen Jewellery International, Ltd................    300,000      249,902
   Tungtex Holdings Co., Ltd................................    910,000      101,477
   Tysan Holdings, Ltd......................................  1,040,773      205,354
   United Laboratories International Holdings, Ltd. (The)...  3,110,000    1,248,938
   Universal Technologies Holdings, Ltd.....................  6,000,000      322,752
  *U-Right International Holdings, Ltd......................  4,746,000        8,564
  *Value Convergence Holdings, Ltd..........................  1,216,000      173,523
   Value Partners Group, Ltd................................  2,900,000    1,779,857
   Van Shung Chong Holdings, Ltd............................  1,601,335       92,470
  *Vantage International Holdings, Ltd......................  2,778,000      224,372
   Varitronix International, Ltd............................  1,072,293      535,995
   Vedan International Holdings, Ltd........................  3,272,000      211,087
  #Veeko International Holdings, Ltd........................  4,559,158      123,102
   Victory City International Holdings, Ltd.................  3,552,142      405,821
  *Vision Values Holdings, Ltd..............................    281,400       10,857
   Vitasoy International Holdings, Ltd......................  3,677,000    2,694,700
  *Vongroup, Ltd............................................ 10,865,000       65,926
  *VST Holdings, Ltd........................................  2,352,000      568,356
   Wah Ha Realty Co., Ltd...................................    278,600      139,642
 #*Wah Nam International Holdings, Ltd...................... 22,950,814    1,339,157
   Wai Kee Holdings, Ltd....................................  7,960,738    1,449,837
   Wang On Group, Ltd.......................................  8,831,286       94,837
  *Warderly International Holdings, Ltd.....................    520,000       32,171
   Water Oasis Group, Ltd...................................  1,632,000      249,729
   Win Hanverky Holdings, Ltd...............................  1,712,000      167,330
  *Winfoong International, Ltd..............................  1,031,000        9,509
   Wing On Co. International, Ltd...........................    781,000    1,719,100
   Wing Tai Properties, Ltd.................................  1,957,331      822,424
  *Wo Kee Hong Holdings, Ltd................................  1,175,000       37,764
   Wong's International (Holdings), Ltd.....................    737,641      155,307
   Wong's Kong King International Holdings, Ltd.............    120,000       11,416
   Xingye Copper International Group, Ltd...................  1,615,000      238,058
   Y. T. Realty Group, Ltd..................................    749,000      188,736
   Yangtzekiang Garment, Ltd................................    606,500      239,870
   Yau Lee Holdings, Ltd....................................    534,000       68,735
   Yeebo (International Holdings), Ltd......................    572,000       96,032
  #YGM Trading, Ltd.........................................    363,000      961,303
   Yugang International, Ltd................................ 93,492,000      503,963
                                                                        ------------
TOTAL HONG KONG.............................................             161,050,825
                                                                        ------------
MALAYSIA -- (0.0%)
  *Autoways Holdings Berhad.................................     10,000        4,263
  *Rekapacific Berhad.......................................    473,000           --
                                                                        ------------
TOTAL MALAYSIA..............................................                   4,263
                                                                        ------------
NEW ZEALAND -- (5.6%)
   Abano Healthcare Group, Ltd..............................     26,824       91,078
   Air New Zealand, Ltd.....................................  2,261,316    1,644,030
   Auckland International Airport, Ltd......................  1,163,063    2,402,495
   Cavalier Corp., Ltd......................................    283,674      415,007
   CDL Investments (New Zealand), Ltd.......................    395,965      119,821
   Colonial Motor Co., Ltd..................................    148,846      376,729
  *Ebos Group, Ltd..........................................    189,956    1,187,817
  *Fisher & Paykel Appliances Holdings, Ltd.................  3,104,317    1,364,773
   Fisher & Paykel Healthcare Corp., Ltd....................  2,987,527    5,420,503
   Freightways, Ltd.........................................    787,563    2,668,517
   Hallenstein Glasson Holdings, Ltd........................    242,461      776,515
  *Heartland New Zealand, Ltd...............................    173,369       82,199

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
NEW ZEALAND -- (Continued)
   Hellaby Holdings, Ltd....................................   352,288 $   860,311
   Infratil, Ltd............................................ 2,294,726   3,552,160
  #Mainfreight, Ltd.........................................   434,288   3,492,598
   Methven, Ltd.............................................    70,490      66,820
   Michael Hill International, Ltd.......................... 1,534,152   1,339,162
   Millennium & Copthorne Hotels (New Zealand), Ltd......... 1,387,344     488,214
   New Zealand Exchange, Ltd................................   406,023     925,218
   New Zealand Oil & Gas, Ltd............................... 1,873,428   1,177,568
  #New Zealand Refining Co., Ltd............................   603,703   1,414,849
   Northland Port Corp. (New Zealand), Ltd..................   217,513     355,574
  #Nuplex Industries, Ltd................................... 1,013,819   2,218,177
  *Opus International Consultants, Ltd......................    10,757      19,271
  *Pike River Coal, Ltd.....................................   490,805          --
   Port of Tauranga, Ltd....................................   528,322   4,965,527
   Pumpkin Patch, Ltd.......................................   606,913     496,676
  *Pyne Gould Guinness, Ltd.................................   452,775     144,135
  *Rakon, Ltd...............................................   346,364     135,669
  #Restaurant Brands New Zealand, Ltd.......................   413,600     692,595
  *Richina Pacific, Ltd.....................................   274,180      80,716
  *Rubicon, Ltd............................................. 1,113,829     353,242
   Ryman Healthcare, Ltd.................................... 1,685,604   4,364,150
   Sanford, Ltd.............................................   393,618   1,284,868
   Scott Technology, Ltd....................................    36,510      49,831
  *Seafresh Fisheries, Ltd..................................    80,520       1,844
   Skellerup Holdings, Ltd..................................   311,483     381,569
   Sky Network Television, Ltd.............................. 1,006,593   4,486,236
   SKYCITY Entertainment Group, Ltd......................... 3,227,185  10,127,092
   South Port (New Zealand), Ltd............................    30,744      89,250
   Steel & Tube Holdings, Ltd...............................   389,046     733,679
  *Tenon, Ltd...............................................    19,132      11,604
   Tourism Holdings, Ltd....................................   274,867     136,819
   Tower, Ltd...............................................   924,535   1,246,092
   TrustPower, Ltd..........................................    40,991     246,505
   Vector, Ltd..............................................   983,401   2,120,617
   Warehouse Group, Ltd.....................................   588,314   1,280,738
  *Xero, Ltd................................................     6,791      22,427
                                                                       -----------
TOTAL NEW ZEALAND...........................................            65,911,287
                                                                       -----------
SINGAPORE -- (9.6%)
 #*Abterra, Ltd.............................................   531,800     232,533
   Advanced Holdings, Ltd...................................   691,000     100,886
  *Amtek Engineering, Ltd...................................   214,000     117,116
   Armstrong Industrial Corp., Ltd.......................... 1,236,000     293,388
  *Asiasons Capital, Ltd.................................... 1,048,000     287,994
  *Asiatravel.com Holdings, Ltd.............................    17,879       4,887
   ASL Marine Holdings, Ltd.................................   719,600     368,533
   A-Sonic Aerospace, Ltd...................................   408,996      16,467
   AusGroup, Ltd............................................ 2,062,000     562,937
   Baker Technology, Ltd.................................... 1,272,000     327,415
 #*Ban Joo & Co., Ltd....................................... 2,179,000      26,313
   Banyan Tree Holdings, Ltd................................   960,000     495,200
   Beng Kuang Marine, Ltd...................................   922,000     107,983
   Best World International, Ltd............................   221,500      33,106
   BH Global Marine, Ltd....................................   621,000     110,321
  *Biosensors International Group, Ltd......................   534,237     574,781
   Bonvests Holdings, Ltd...................................   978,000     758,291
   Boustead Singapore, Ltd..................................   976,000     685,153
   Breadtalk Group, Ltd.....................................   434,800     194,007
  #Broadway Industrial Group, Ltd...........................   922,000     319,242
   Brothers Holdings, Ltd...................................   454,628      62,375
   Bukit Sembawang Estates, Ltd.............................   440,003   1,668,093

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
SINGAPORE -- (Continued)
  *Bund Center Investment, Ltd..............................  1,075,000 $  172,338
   CEI Contract Manufacturing, Ltd..........................    432,000     35,477
   Cerebos Pacific, Ltd.....................................    545,000  2,582,572
   CH Offshore, Ltd.........................................  1,539,400    585,777
   China Aviation Oil Singapore Corp., Ltd..................  1,020,000    932,838
  *China Dairy Group, Ltd...................................  1,502,000    188,948
  *China Energy, Ltd........................................  3,110,000    137,595
   China Merchants Holdings Pacific, Ltd....................    809,000    466,329
   China Sunsine Chemical Holdings, Ltd.....................     28,000      5,758
   China Taisan Technology Group Holdings, Ltd..............    564,915     40,948
   China XLX Fertiliser, Ltd................................    618,000    158,985
   Chip Eng Seng Corp., Ltd.................................  2,092,800    826,636
   Chosen Holdings, Ltd.....................................  1,202,000     99,560
   Chuan Hup Holdings, Ltd..................................  3,967,000    753,582
   Creative Technology, Ltd.................................    272,200    870,691
   CSC Holdings, Ltd........................................  1,829,000    173,109
   CSE Global, Ltd..........................................  2,156,000  1,291,898
   CWT, Ltd.................................................  1,061,700  1,045,698
   Datapulse Technology, Ltd................................     27,000      4,205
  *Delong Holdings, Ltd.....................................  1,361,000    330,578
  *DMX Technologies Group, Ltd..............................    107,000     21,093
   Ellipsiz, Ltd............................................    123,000      8,821
   EnGro Corp, Ltd..........................................    354,000    238,145
  *Enviro-Hub Holdings, Ltd.................................  1,445,666    128,420
   Etika International Holdings, Ltd........................    179,000     34,773
   Eu Yan Sang International, Ltd...........................    570,800    312,540
  *euNetworks Group, Ltd....................................    411,000      5,617
  #Ezion Holdings, Ltd......................................  2,392,000  1,674,730
 #*Ezra Holdings, Ltd.......................................  3,210,000  2,607,877
   F.J. Benjamin Holdings, Ltd..............................  1,210,000    332,052
   Falcon Energy Group, Ltd.................................  1,007,000    198,223
  *Federal International 2000, Ltd..........................  1,675,350     58,312
   First Resources, Ltd.....................................     17,000     25,752
   Food Empire Holdings, Ltd................................  1,094,400    362,549
   Fragrance Group, Ltd.....................................  2,908,000    935,338
   Freight Links Express Holdings, Ltd......................  4,140,737    206,998
  *Fu Yu Corp., Ltd.........................................  3,544,750    199,592
  *Gallant Venture, Ltd.....................................  2,786,000    637,658
   GK Goh Holdings, Ltd.....................................  1,458,000    895,479
   Global Yellow Pages, Ltd.................................    299,000     35,522
  *GMG Global, Ltd.......................................... 14,938,000  1,670,753
   Goodpack, Ltd............................................  1,174,000  1,526,130
   GP Batteries International, Ltd..........................    343,000    282,200
   GP Industries, Ltd.......................................  2,872,209    962,649
  *Grand Banks Yachts, Ltd..................................    196,000     28,905
   GuocoLand, Ltd...........................................    396,314    557,106
   GuocoLeisure, Ltd........................................  1,644,000    787,631
   Guthrie GTS, Ltd.........................................    549,000    287,281
  *Healthway Medical Corp., Ltd.............................  4,193,776    303,587
   Hersing Corp., Ltd.......................................  1,285,000    218,133
   HG Metal Manufacturing, Ltd..............................    426,000     30,986
   Hiap Seng Engineering, Ltd...............................    612,000    150,005
   Hi-P International, Ltd..................................  1,203,000    864,935
   Ho Bee Investment, Ltd...................................  1,089,000  1,211,418
  *Hong Fok Corp., Ltd......................................  3,323,640  1,150,740
   Hong Leong Asia, Ltd.....................................    568,000    839,347
   Hotel Grand Central, Ltd.................................  1,182,535    809,295
  #Hotel Properties, Ltd....................................  1,346,400  2,114,870
   Hour Glass, Ltd..........................................    622,744    687,576
   HTL International Holdings, Ltd..........................  1,063,843    312,850
  *Huan Hsin Holdings, Ltd..................................  1,106,400     89,787

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
SINGAPORE -- (Continued)
   HupSteel, Ltd............................................ 1,572,875 $  247,445
   Hwa Hong Corp., Ltd...................................... 2,186,000    706,181
  #Hyflux, Ltd.............................................. 3,141,500  3,633,072
   IFS Capital, Ltd.........................................   361,080    117,108
  *Indofood Agri Resources, Ltd.............................   549,000    629,145
  *Informatics Education, Ltd............................... 2,722,000    244,940
   InnoTek, Ltd.............................................   884,000    355,633
  *IPC Corp., Ltd........................................... 1,236,000    173,277
   Isetan (Singapore), Ltd..................................   122,500    360,323
   Jadason Enterprises, Ltd.................................   728,000     40,360
  *Jasper Investments, Ltd..................................    90,680      4,653
  *Jaya Holdings, Ltd....................................... 1,468,000    672,006
  *JES International Holdings, Ltd.......................... 2,096,000    293,149
  *Jiutian Chemical Group, Ltd.............................. 2,337,000     76,616
 #*Jurong Technologies Industrial Corp., Ltd................ 2,227,680         --
   K1 Ventures, Ltd......................................... 3,349,500    258,656
   Keppel Telecommunications & Transportation, Ltd.......... 1,409,600  1,306,024
  *K-Green Trust, Ltd.......................................    93,000     73,971
   Khong Guan Flour Milling, Ltd............................    35,000     49,778
   Kian Ann Engineering, Ltd................................ 1,276,000    231,483
   Kian Ho Bearings, Ltd....................................   664,500    134,477
   Koh Brothers Group, Ltd.................................. 1,312,000    215,548
  *Lafe Corp., Ltd.......................................... 1,234,800     84,054
   LC Development, Ltd...................................... 2,928,504    367,772
   Lee Kim Tah Holdings, Ltd................................ 1,600,000    903,182
   Li Heng Chemical Fibre Technologies, Ltd................. 2,023,000    249,977
  *Lian Beng Group, Ltd.....................................    45,000     13,952
   Lion Asiapac, Ltd........................................   473,000     74,207
  *LionGold Corp., Ltd...................................... 1,313,000  1,092,161
   Low Keng Huat Singapore, Ltd.............................    63,000     23,555
   Lum Chang Holdings, Ltd.................................. 1,042,030    256,325
   M1, Ltd..................................................   809,000  1,592,396
  *Manhattan Resources, Ltd.................................   960,000    650,150
   Marco Polo Marine, Ltd...................................   608,000    178,595
   Memstar Technology, Ltd.................................. 2,579,000    140,759
   Memtech International, Ltd............................... 1,322,000     95,919
  *Mercator Lines Singapore, Ltd............................   555,000     67,930
   Metro Holdings, Ltd...................................... 2,085,792  1,278,136
   Midas Holdings, Ltd...................................... 5,409,000  1,585,090
  *Mirach Energy, Ltd.......................................   460,000     25,968
  *Miyoshi Precision, Ltd...................................   353,500     18,669
   Multi-Chem, Ltd.......................................... 1,263,000    120,761
  *Nam Cheong, Ltd..........................................   871,740    137,364
   Nera Telecommunications, Ltd............................. 1,079,000    381,982
   New Toyo International Holdings, Ltd..................... 1,624,000    386,834
   Novo Group, Ltd..........................................    55,500      8,476
   NSL, Ltd.................................................   417,000    511,876
 #*Oceanus Group, Ltd....................................... 5,610,000    355,745
  #OKP Holdings, Ltd........................................   207,000    101,760
   Orchard Parade Holdings, Ltd.............................   990,359  1,399,149
   OSIM International, Ltd.................................. 1,465,000  1,426,289
   Ossia International, Ltd.................................   522,554     57,938
   Otto Marine, Ltd......................................... 3,676,500    310,680
  *Overseas Union Enterprise, Ltd...........................   309,000    585,617
   Pan Pacific Hotels Group, Ltd............................ 1,669,500  2,387,780
   Pan-United Corp., Ltd.................................... 2,006,000    809,399
  *Penguin International, Ltd...............................   400,000     28,945
   Petra Foods, Ltd.........................................   875,000  1,745,605
   Popular Holdings, Ltd.................................... 2,763,650    415,676
   PSC Corp., Ltd........................................... 1,823,419    456,766
   QAF, Ltd.................................................   907,561    530,258

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
SINGAPORE -- (Continued)
   Qian Hu Corp., Ltd.......................................    674,600 $     51,289
   Raffles Education Corp., Ltd.............................  2,581,593      871,620
  #Raffles Medical Group, Ltd...............................    871,067    1,624,617
   Rotary Engineering, Ltd..................................  1,159,600      602,844
   Roxy-Pacific Holdings, Ltd...............................    321,000      111,335
  *S I2I, Ltd............................................... 14,461,000      396,109
   San Teh, Ltd.............................................    999,087      241,414
  *Sapphire Corp., Ltd......................................    704,000       88,122
   SBS Transit, Ltd.........................................    953,500    1,301,900
   SC Global Developments, Ltd..............................    428,000      363,737
  *See Hup Seng, Ltd........................................     64,000       11,600
  *Seroja Investments, Ltd..................................     17,767        3,074
   Sim Lian Group, Ltd......................................  2,281,855    1,123,867
  *Sinarmas Land, Ltd.......................................  4,095,000    1,035,252
   Sing Investments & Finance, Ltd..........................    198,450      260,603
   Singapore Land, Ltd......................................     60,000      287,731
   Singapore Post, Ltd......................................  4,307,120    3,530,918
   Singapore Reinsurance Corp., Ltd.........................  1,514,530      307,400
   Singapore Shipping Corp., Ltd............................  1,689,000      271,034
   Singapura Finance, Ltd...................................    174,062      217,746
   Sinostar PEC Holdings, Ltd...............................    160,000       21,305
  *Sinotel Technologies, Ltd................................    763,000       69,825
  *Sinwa, Ltd...............................................    388,500       43,256
   Sound Global, Ltd........................................  1,432,000      609,698
   Stamford Land Corp., Ltd.................................  2,927,000    1,296,728
   Straco Corp., Ltd........................................    130,000       20,156
  *STX OSV Holdings, Ltd....................................  1,691,000    2,173,713
   Sunningdale Tech, Ltd....................................  2,105,000      213,458
  *Sunvic Chemical Holdings, Ltd............................  1,068,000      292,207
  #Super Group, Ltd.........................................  1,022,000    1,567,367
   Superbowl Holdings, Ltd..................................    522,000      136,865
  *Swiber Holdings, Ltd.....................................  1,860,000      874,620
  *Swissco Holdings, Ltd....................................    579,000       95,444
   Tat Hong Holdings, Ltd...................................  1,116,800      949,826
  #Technics Oil & Gas, Ltd..................................    616,000      456,625
   Thakral Corp., Ltd.......................................  6,028,000      150,295
  *Tiger Airways Holdings, Ltd..............................  2,094,500    1,180,687
   Tiong Woon Corp. Holding, Ltd............................  1,126,250      222,654
  *Transcu Group, Ltd.......................................  4,936,000      199,434
   Trek 2000 International, Ltd.............................    973,000      257,788
  #Tuan Sing Holdings, Ltd..................................  3,613,475      842,442
   UMS Holdings, Ltd........................................  1,154,000      385,402
   United Engineers, Ltd....................................    803,014    1,624,681
   United Envirotech, Ltd...................................  1,146,000      323,599
   United Industrial Corp., Ltd.............................    230,000      514,420
   United Overseas Insurance, Ltd...........................    187,250      530,353
   UOB-Kay Hian Holdings, Ltd...............................  1,479,400    2,046,853
   Venture Corp., Ltd.......................................    471,000    3,262,429
   Vicom, Ltd...............................................    120,000      412,448
  #WBL Corp., Ltd...........................................    614,000    1,696,950
   Wee Hur Holdings, Ltd....................................    979,000      225,121
   Wheelock Properties, Ltd.................................  1,210,000    1,685,826
   Wing Tai Holdings, Ltd...................................  2,441,000    2,329,172
  #Xpress Holdings, Ltd.....................................  3,079,000      153,613
   YHI International, Ltd...................................  1,174,000      335,860
  *Yoma Strategic Holdings, Ltd.............................    132,000       54,304
   Yongnam Holdings, Ltd....................................  4,097,000      824,793
                                                                        ------------
TOTAL SINGAPORE.............................................             113,320,189
                                                                        ------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
UNITED KINGDOM -- (0.0%)
  *Allied Gold Mining P.L.C.................................     5,000 $      8,865
                                                                       ------------
TOTAL COMMON STOCKS.........................................            964,040,485
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *Apex Minerals NL Rights 04/11/12......................... 6,916,054        7,206
  *Centrebet International, Ltd. Litigation Rights..........    81,336           --
  *M2 Telecommunications Group, Ltd. Rights 05/11/12........   109,932       45,818
  *Poseidon Nickel, Ltd. Rights 05/18/12....................   436,182        4,545
  *Resource & Investment NL Warrants 05/31/13...............    14,155        1,254
                                                                       ------------
TOTAL AUSTRALIA.............................................                 58,823
                                                                       ------------
HONG KONG -- (0.0%)
  *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd.
    Warrants 03/07/14.......................................   244,000          943
  *Cheuk Nang Holdings, Ltd. Warrants 04/20/13..............    15,458        2,092
  *Freeman Financial Corp., Ltd. Rights 05/04/12............ 2,531,555       19,251
                                                                       ------------
TOTAL HONG KONG.............................................                 22,286
                                                                       ------------
SINGAPORE -- (0.0%)
  *Transcu Group, Ltd. Warrants 09/01/13.................... 1,018,000       16,453
                                                                       ------------
TOTAL RIGHTS/WARRANTS.......................................                 97,562
                                                                       ------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT         VALUE+
                                                             ------------ --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S) @ DFA Short Term Investment Fund........................  212,000,000    212,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $60,378) to be repurchased at $59,194.................. $         59         59,194
                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 212,059,194
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,132,401,975)....................................              $1,176,197,241
                                                                          ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                               SHARES     VALUE++
                                                             ---------- -----------
COMMON STOCKS -- (99.3%)
Consumer Discretionary -- (22.6%)
   4imprint Group P.L.C.....................................     96,735 $   428,232
  *888 Holdings P.L.C.......................................    374,709     503,319
   Aegis Group P.L.C........................................  3,314,004   9,561,820
   Aga Rangemaster Group P.L.C..............................    453,866     589,485
  *Barratt Developments P.L.C...............................  3,809,758   8,268,812
   Bellway P.L.C............................................    481,114   6,147,758
  *Berkeley Group Holdings P.L.C. (The).....................    517,118  10,752,621
  *Betfair Group P.L.C......................................     67,978     871,829
   Bloomsbury Publishing P.L.C..............................    271,841     460,165
   Bovis Homes Group P.L.C..................................    875,787   6,571,485
  *Bwin.Party Digital Entertainment P.L.C...................  2,344,508   5,892,402
 #*Carpetright P.L.C........................................    176,546   1,718,893
   Carphone Warehouse Group P.L.C...........................     35,289      74,934
   Centaur Media P.L.C......................................    556,967     288,351
   Chime Communications P.L.C...............................    227,852     806,145
   Churchill China P.L.C....................................     18,500      98,527
   Cineworld Group P.L.C....................................    142,305     468,903
  *Clinton Cards P.L.C......................................    740,506      96,141
   Creston P.L.C............................................     13,626      13,486
   Daily Mail & General Trust P.L.C. Series A...............  1,081,766   7,310,810
   Debenhams P.L.C..........................................  5,228,634   7,011,025
   Dignity P.L.C............................................    214,913   2,930,664
  *Dixons Retail P.L.C...................................... 13,230,608   3,826,184
   Domino's Pizza UK & IRL P.L.C............................    339,958   2,433,291
   Dunelm Group P.L.C.......................................    157,955   1,311,371
  *Enterprise Inns P.L.C....................................  1,930,996   1,928,004
   Euromoney Institutional Investor P.L.C...................    292,779   3,730,862
  *Findel P.L.C.............................................  4,998,346     291,263
  *Forminster P.L.C.........................................     43,333       2,637
   French Connection Group P.L.C............................    373,475     262,995
   Fuller Smith & Turner P.L.C..............................    129,026   1,517,946
   Future P.L.C.............................................  1,301,863     214,085
   Games Workshop Group P.L.C...............................    101,889     937,572
   GKN P.L.C................................................  3,414,280  11,292,644
   Greene King P.L.C........................................  1,421,372  11,778,569
   Halfords Group P.L.C.....................................    792,627   3,539,585
   Haynes Publishing Group P.L.C............................     14,703      46,524
   Headlam Group P.L.C......................................    330,383   1,575,649
   Henry Boot P.L.C.........................................    428,212     959,217
 #*HMV Group P.L.C..........................................  1,482,545      90,223
   Home Retail Group P.L.C..................................  2,546,087   4,404,656
   Hornby P.L.C.............................................    154,220     231,766
  *Howden Joinery Group P.L.C...............................  2,054,730   4,074,672
   Huntsworth P.L.C.........................................    854,550     659,174
   Inchcape P.L.C...........................................  1,915,975  11,382,977
   Informa P.L.C............................................  2,292,105  15,426,586
   ITV P.L.C................................................  8,448,636  11,480,210
   JD Sports Fashion P.L.C..................................    120,013   1,597,420
   JD Wetherspoon P.L.C.....................................    462,380   3,043,620
   John Menzies P.L.C.......................................    244,534   2,585,024
  *Johnston Press P.L.C.....................................    507,412      47,807
   Kesa Electricals P.L.C...................................  2,105,278   1,862,018
   Ladbrokes P.L.C..........................................  3,578,739  10,422,240
   Laura Ashley Holdings P.L.C..............................  1,500,394     571,427
   Lookers P.L.C............................................  1,097,970   1,122,923
   Low & Bonar P.L.C........................................    830,520     771,883
   Marston's P.L.C..........................................  2,308,218   3,655,544
   Mecom Group P.L.C........................................    274,098     667,353

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
Consumer Discretionary -- (Continued)
   Millennium & Copthorne Hotels P.L.C......................  1,048,561 $  8,269,228
  *Mitchells & Butlers P.L.C................................    987,029    4,227,346
   MJ Gleeson Group P.L.C...................................    195,875      361,947
  #Mothercare P.L.C.........................................    342,220      948,941
   N Brown Group P.L.C......................................    862,304    3,208,132
  *Ocado Group P.L.C........................................    449,620      947,802
   Pace P.L.C...............................................  1,025,654    1,211,264
  *Pendragon P.L.C..........................................  2,557,216      612,448
   Persimmon P.L.C..........................................  1,177,634   12,010,988
   Photo-Me International P.L.C.............................      9,168        6,632
  *Punch Taverns P.L.C......................................  2,380,301      377,870
  *Redrow P.L.C.............................................  1,485,274    2,967,475
   Restaurant Group P.L.C...................................    786,551    3,586,558
   Rightmove P.L.C..........................................    378,372    9,466,824
   Smiths News P.L.C........................................    705,619    1,139,448
  *Spirit Pub Co. P.L.C.....................................  2,380,301    2,143,794
  *Sportech P.L.C...........................................    329,794      270,347
  *Sportingbet P.L.C........................................    143,224       77,901
  *Sports Direct International P.L.C........................    670,447    3,288,967
   St. Ives Group P.L.C.....................................    665,998      843,237
  *Stylo P.L.C..............................................     64,096        4,941
  *SuperGroup P.L.C.........................................     82,406      465,443
  *Tandem Group P.L.C. Non-Voting Shares....................    327,365           --
  *Taylor Wimpey P.L.C...................................... 12,262,982   10,002,199
   Ted Baker P.L.C..........................................    149,926    2,180,296
   Thomas Cook Group P.L.C..................................  3,076,507    1,123,947
   Timeweave P.L.C..........................................     53,675       18,368
   Topps Tiles P.L.C........................................    810,881      520,008
  *Torotrak P.L.C...........................................     31,611       18,525
  *Trinity Mirror P.L.C.....................................  1,688,565      891,014
   TUI Travel P.L.C.........................................  1,299,691    4,030,446
   UBM P.L.C................................................    920,989    8,813,896
   UTV Media P.L.C..........................................    230,855      569,728
   Vitec Group P.L.C. (The).................................    160,303    1,743,600
  *Wagon P.L.C..............................................    237,979           --
   WH Smith P.LC............................................    620,413    5,306,612
   Whitbread P.L.C..........................................     87,749    2,745,102
   William Hill P.L.C.......................................  2,894,680   13,222,456
   Wilmington Group P.L.C...................................    346,234      539,260
 #*Yell Group P.L.C.........................................  7,311,089      462,844
                                                                        ------------
Total Consumer Discretionary................................             299,237,562
                                                                        ------------
Consumer Staples -- (4.0%)
   A.G. Barr P.L.C..........................................    138,582    2,616,080
   Anglo-Eastern Plantations P.L.C..........................    108,153    1,404,502
   Booker Group P.L.C.......................................  3,421,263    4,387,019
   Britvic P.L.C............................................    928,016    5,757,791
   Cranswick P.L.C..........................................    202,347    2,643,993
   Dairy Crest Group P.L.C..................................    565,267    2,762,138
   Devro P.L.C..............................................    660,083    3,303,440
  *European Home Retail P.L.C...............................    109,256           --
   Fiberweb P.L.C...........................................    482,639      454,724
  *Greencore Group P.L.C....................................  1,476,557    1,695,512
   Greggs P.L.C.............................................    427,390    3,479,434
   Hilton Food Group, Ltd...................................      2,827       13,065
  *McBride P.L.C............................................    832,651    1,716,588
  *McBride P.L.C. Redeemable B Shares....................... 16,653,020       27,026
  *Premier Foods P.L.C......................................  7,951,806    2,098,409
   PZ Cussons P.L.C.........................................  1,287,639    6,946,810
   R.E.A. Holdings P.L.C....................................     49,523      559,529
   Tate & Lyle P.L.C........................................  1,074,000   12,038,743

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
Consumer Staples -- (Continued)
   Thorntons P.L.C..........................................   313,060 $   127,000
   Young & Co.'s Brewery P.L.C..............................    26,250     215,136
   Young & Co.'s Brewery P.L.C. Series A....................    13,436     134,745
                                                                       -----------
Total Consumer Staples......................................            52,381,684
                                                                       -----------
Energy -- (5.0%)
  *Afren P.L.C.............................................. 3,944,497   8,635,726
   Anglo Pacific Group P.L.C................................   440,799   2,290,246
  *Cadogan Petroleum P.L.C..................................   110,970      57,405
  *Cairn Energy P.L.C.......................................   275,480   1,543,516
  *EnQuest P.L.C............................................ 2,263,705   4,656,952
  *Essar Energy P.L.C.......................................   184,607     440,064
  *Exillon Energy P.L.C.....................................   146,023     329,305
   Fortune Oil P.L.C........................................ 6,170,225   1,083,669
  *Hardy Oil & Gas P.L.C....................................    74,296     179,459
  *Heritage Oil P.L.C.......................................   653,846   1,580,265
   Hunting P.L.C............................................   465,881   7,193,743
   James Fisher & Sons P.L.C................................   172,090   1,573,030
   JKX Oil & Gas P.L.C......................................   456,676   1,017,185
  *John Wood Group P.L.C.................................... 1,034,385  13,135,082
   Lamprell P.L.C...........................................   596,806   3,375,790
   Melrose Resources P.L.C..................................   336,039     661,673
  *Premier Oil P.L.C........................................ 1,895,355  11,534,115
  *Salamander Energy P.L.C..................................   605,065   2,445,244
  *Soco International P.L.C.................................   897,595   4,375,497
  *UK Coal P.L.C............................................ 1,470,907     474,251
                                                                       -----------
Total Energy................................................            66,582,217
                                                                       -----------
Financials -- (13.0%)
   Aberdeen Asset Management P.L.C.......................... 2,820,342  12,939,383
   Admiral Group P.L.C......................................    41,331     812,491
   Amlin P.L.C.............................................. 1,918,231  10,273,769
   Arbuthnot Banking Group P.L.C............................    48,497     378,822
   Ashmore Group P.L.C...................................... 1,032,529   6,412,831
   Beazley P.L.C............................................ 2,130,433   4,904,121
   Brewin Dolphin Holdings P.L.C............................   962,833   2,555,277
  *Canaccord Financial, Inc.................................    42,483     327,757
   Capital & Counties Properties P.L.C......................   519,115   1,676,925
  *Capital & Regional P.L.C................................. 1,493,345     812,228
   Catlin Group, Ltd........................................ 1,357,851   9,302,885
   Charles Stanley Group P.L.C..............................   126,349     594,548
   Charles Taylor Consulting P.L.C..........................   139,215     325,382
   Chesnara P.L.C...........................................   350,255   1,001,415
   Close Brothers Group P.L.C...............................   566,130   6,777,037
   Daejan Holdings P.L.C....................................    32,436   1,705,880
   Development Securities P.L.C.............................   460,015   1,231,792
  *DTZ Holdings P.L.C.......................................   224,770          --
   F&C Asset Management P.L.C............................... 1,990,200   2,175,286
  *GlobeOp Financial Services SA............................    24,996     196,797
   Hansard Global P.L.C.....................................    16,468      39,462
   Hardy Underwriting Group P.L.C...........................   165,306     743,134
   Hargreaves Lansdown P.L.C................................   706,254   6,034,349
   Helical Bar P.L.C........................................   657,998   2,026,596
   Henderson Group P.L.C.................................... 3,898,443   7,670,110
   Hiscox, Ltd.............................................. 1,574,362  10,182,158
   ICAP P.L.C...............................................   567,290   3,496,668
   IG Group Holdings P.L.C.................................. 1,317,769   9,901,769
  *Industrial & Commercial Holdings P.L.C...................     5,000         122
   Intermediate Capital Group P.L.C.........................   597,502   2,490,864
   International Personal Finance P.L.C.....................   711,644   3,091,521
   Investec P.L.C...........................................   239,236   1,379,738

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
Financials -- (Continued)
  *IP Group P.L.C...........................................   595,514 $  1,406,297
   Jardine Lloyd Thompson Group P.L.C.......................   492,564    5,621,020
   Jupiter Fund Management P.L.C............................   333,629    1,236,935
   Lancashire Holdings, Ltd.................................   566,254    7,401,613
  *Liontrust Asset Management P.L.C.........................   129,935      244,211
   London Stock Exchange Group P.L.C........................   579,642   10,234,019
   LSL Property Services P.L.C..............................   139,150      553,573
  *MWB Group Holdings P.L.C.................................   379,622       36,211
   Novae Group P.L.C........................................   212,950    1,279,553
   Phoenix Group Holdings P.L.C.............................    51,333      439,807
   Provident Financial P.L.C................................   499,581    9,372,750
  *Puma Brandenburg, Ltd. Class A........................... 1,193,004       94,677
  *Puma Brandenburg, Ltd. Class B........................... 1,193,004       39,303
  *Quintain Estates & Development P.L.C..................... 1,276,465      793,048
   Rathbone Brothers P.L.C..................................   165,692    3,557,791
  *Raven Russia, Ltd........................................   219,459      221,688
   S&U P.L.C................................................    21,140      257,310
   Safestore Holdings P.L.C.................................   489,708      890,273
   Savills P.L.C............................................   543,867    3,157,366
   Shore Capital Group, Ltd.................................   987,751      288,806
   St. James's Place P.L.C..................................   791,622    4,248,892
   St. Modwen Properties P.L.C..............................   630,419    1,717,367
   Tullett Prebon P.L.C.....................................   882,420    4,919,590
   Unite Group P.L.C........................................   665,867    2,110,905
  *Waterloo Investment Holdings, Ltd........................     5,979          679
                                                                       ------------
Total Financials............................................            171,584,801
                                                                       ------------
Health Care -- (2.0%)
 #*Alizyme P.L.C............................................   660,805           --
   Assura Group, Ltd........................................    55,851       27,637
   Bioquell P.L.C...........................................    90,893      184,443
  *BTG P.L.C................................................ 1,172,286    7,231,778
   Consort Medical P.L.C....................................   116,271    1,251,318
   Corin Group P.L.C........................................   126,637       86,153
   Dechra Pharmaceuticals P.L.C.............................   245,802    1,844,154
   Genus P.L.C..............................................   225,969    5,180,307
   Hikma Pharmaceuticals P.L.C..............................   542,990    5,534,857
  *Optos P.L.C..............................................    51,912      216,653
  *Oxford Biomedica P.L.C................................... 2,821,652      182,825
  *Renovo Group P.L.C.......................................    87,461       23,785
  *Southern Cross Healthcare Group P.L.C....................   191,826           --
   Synergy Health P.L.C.....................................   196,311    2,648,140
  *Vectura Group P.L.C...................................... 1,369,461    1,580,787
                                                                       ------------
Total Health Care...........................................             25,992,837
                                                                       ------------
Industrials -- (29.3%)
  *AEA Technology Group P.L.C...............................   539,970        2,377
  #Air Partner P.L.C........................................    37,086      161,940
   Alumasc Group P.L.C......................................   124,366      147,167
   Ashtead Group P.L.C...................................... 2,124,586    8,519,032
  *Autologic Holdings P.L.C.................................    80,000       15,587
   Avon Rubber P.L.C........................................    27,994      128,578
   Babcock International Group P.L.C........................ 1,446,405   19,522,264
   Balfour Beatty P.L.C..................................... 2,850,059   12,077,514
   BBA Aviation P.L.C....................................... 2,792,163    8,954,960
   Berendsen P.L.C..........................................   715,877    5,986,458
   Bodycote P.L.C........................................... 1,253,236    8,655,246
   Braemar Shipping Services P.L.C..........................    81,108      500,530
   Brammer P.L.C............................................   200,679    1,197,190
   Bunzl P.L.C..............................................   227,489    3,779,766
   Camellia P.L.C...........................................     2,481      392,834

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
Industrials -- (Continued)
  *Cape P.L.C...............................................   363,107 $ 2,222,167
   Carillion P.L.C.......................................... 1,787,034   8,464,385
   Carr's Milling Industries P.L.C..........................    35,330     480,515
   Castings P.L.C...........................................   162,757     774,456
   Chemring Group P.L.C.....................................   783,476   4,153,127
   Clarkson P.L.C...........................................    61,518   1,348,073
   Cobham P.L.C............................................. 3,906,025  14,362,374
   Communisis P.L.C.........................................   561,133     321,295
  *Connaught P.L.C..........................................   307,612          --
   Cookson Group P.L.C...................................... 1,142,420  13,457,785
   Costain Group P.L.C......................................   139,449     503,773
   De La Rue P.L.C..........................................   395,446   6,265,242
   easyJet P.L.C............................................   633,080   5,097,038
  *Eleco P.L.C..............................................    80,000      12,078
   Fenner P.L.C.............................................   719,811   5,267,783
   Firstgroup P.L.C......................................... 1,795,903   5,678,387
   Galliford Try P.L.C......................................   234,108   2,481,720
   Go-Ahead Group P.L.C.....................................   175,277   3,243,883
  *Hampson Industries P.L.C.................................   712,146      32,808
   Harvey Nash Group P.L.C..................................     8,623       8,488
   Hays P.L.C............................................... 5,445,665   7,902,509
  *Helphire P.L.C...........................................   956,560      24,257
   Hogg Robinson Group P.L.C................................   184,500     209,690
   Homeserve P.L.C.......................................... 1,162,452   4,764,139
   Hyder Consulting P.L.C...................................   171,164   1,096,503
   IMI P.L.C................................................ 1,016,818  16,334,097
  *Impellam Group P.L.C.....................................    34,877     198,186
   Interserve P.L.C.........................................   534,834   2,482,362
   Intertek Group P.L.C.....................................   456,070  18,620,838
   Invensys P.L.C........................................... 2,433,434   8,778,406
   ITE Group P.L.C.......................................... 1,059,501   3,885,498
   J. Smart & Co. (Contractors) P.L.C.......................   112,500     140,585
   Keller Group P.L.C.......................................   276,404   2,019,523
   Kier Group P.L.C.........................................   158,245   2,995,617
   Latchways P.L.C..........................................    36,248     627,061
   Lavendon Group P.L.C.....................................   505,550     989,524
   Management Consulting Group P.L.C........................ 1,290,496     806,822
  *Mears Group P.L.C........................................   222,233     944,308
   Meggitt P.L.C............................................ 2,409,961  15,981,325
   Melrose P.L.C............................................ 1,583,124  11,233,829
   Michael Page International P.L.C......................... 1,310,832   8,857,530
   Mitie Group P.L.C........................................ 1,286,774   6,092,917
   Morgan Crucible Co. P.L.C................................ 1,269,032   6,696,179
   Morgan Sindall Group P.L.C...............................   169,608   1,835,182
  *Mouchel Group P.L.C......................................   384,192      35,915
   National Express Group P.L.C............................. 1,701,575   5,985,555
  *Northgate P.L.C..........................................   473,070   1,528,791
   PayPoint P.L.C...........................................   118,327   1,228,349
   Porvair P.L.C............................................   146,460     321,305
   Qinetiq P.L.C............................................ 2,578,807   6,404,953
   Regus P.L.C.............................................. 3,337,697   5,785,997
  *Renold P.L.C.............................................    76,071      38,908
  *Rentokil Initial P.L.C................................... 6,788,052   9,547,632
   Ricardo P.L.C............................................   217,815   1,220,966
  *Richmond Oil & Gas P.L.C.................................   220,000          --
   Robert Walters P.L.C.....................................   387,999   1,608,847
   Rotork P.L.C.............................................   366,679  13,138,331
   RPS Group P.L.C..........................................   843,448   3,245,804
   Senior P.L.C............................................. 1,762,689   6,094,711
   Severfield-Rowen P.L.C...................................   371,550   1,117,407
   Shanks Group P.L.C....................................... 1,786,148   2,684,379

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
Industrials -- (Continued)
   SIG P.L.C................................................ 2,182,954 $  3,732,992
   Speedy Hire P.L.C........................................ 1,274,296      569,757
   Spirax-Sarco Engineering P.L.C...........................   320,648   12,004,620
   Stagecoach Group P.L.C................................... 1,718,521    6,918,641
   Sthree P.L.C.............................................   330,670    1,858,972
   T. Clarke P.L.C..........................................   147,457      119,402
   Tarsus Group P.L.C.......................................   212,372      496,543
   Travis Perkins P.L.C.....................................   922,110   15,731,933
   Tribal Group P.L.C.......................................   136,644      164,919
  *Trifast P.L.C............................................   359,985      284,863
   UK Mail Group P.L.C......................................   197,261      735,830
   Ultra Electronics Holdings P.L.C.........................   285,303    7,799,775
  #Volex P.L.C..............................................   229,354      978,263
   Vp P.L.C.................................................   167,297      704,037
  *Wincanton P.L.C..........................................   479,763      397,228
   WS Atkins P.L.C..........................................   501,683    5,924,848
   WSP Group P.L.C..........................................   276,589    1,128,658
   XP Power, Ltd............................................    73,546    1,401,354
                                                                       ------------
Total Industrials...........................................            388,674,192
                                                                       ------------
Information Technology -- (10.8%)
   Acal P.L.C...............................................   104,729      341,207
   Anite P.L.C.............................................. 1,166,924    2,347,019
   Aveva Group P.L.C........................................   289,692    7,844,105
   Computacenter P.L.C......................................   446,179    3,007,389
   CSR P.L.C................................................   779,720    2,917,935
   Dialight P.L.C...........................................   111,362    1,883,495
   Diploma P.L.C............................................   487,042    3,626,272
   Domino Printing Sciences P.L.C...........................   460,263    4,467,239
   E2V Technologies P.L.C...................................   386,890      921,850
   Electrocomponents P.L.C.................................. 1,730,514    6,404,714
   Fidessa Group P.L.C......................................   138,383    3,480,326
   Halma P.L.C.............................................. 1,549,740   10,191,618
  *Imagination Technologies Group P.L.C.....................   961,901   10,731,597
  *Innovation Group P.L.C................................... 3,208,091    1,108,404
   Kewill P.L.C.............................................   368,863      451,734
  *Kofax P.L.C..............................................   317,667    1,476,246
   Laird P.L.C..............................................   917,292    3,219,981
   Logica P.L.C............................................. 6,339,968    8,022,565
   Micro Focus International P.L.C..........................   538,398    4,065,324
  *Misys P.L.C.............................................. 1,604,251    9,085,315
   Moneysupermarket.com Group P.L.C.........................   510,565    1,105,285
   NCC Group P.L.C..........................................     6,988      100,550
   Oxford Instruments P.L.C.................................   217,414    4,319,844
   Phoenix IT Group, Ltd....................................   204,552      654,472
   Premier Farnell P.L.C.................................... 1,467,203    5,119,952
   Psion P.L.C..............................................   500,223      447,874
   PV Crystalox Solar P.L.C.................................   956,033       70,218
   Renishaw P.L.C...........................................   188,423    4,432,678
  *RM P.L.C.................................................   363,499      489,316
   SDL P.L.C................................................   341,666    3,951,975
   Spectris P.L.C...........................................   515,234   15,775,629
   Spirent Communications P.L.C............................. 2,633,737    7,269,040
  *Telecity Group P.L.C.....................................   656,917    8,609,772
   TT electronics P.L.C.....................................   643,621    1,985,001
   Vislink P.L.C............................................   274,226      155,804
  *Wolfson Microelectronics P.L.C...........................   504,759    1,454,394
   Xaar P.L.C...............................................   251,590      918,754
  *Xchanging P.L.C..........................................   730,123    1,197,936
                                                                       ------------
Total Information Technology................................            143,652,829
                                                                       ------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                              SHARES      VALUE++
                                                             --------- --------------
Materials -- (7.9%)
   African Barrick Gold, Ltd................................   336,355 $    1,963,752
  *Allied Gold Mining P.L.C.................................    37,828         73,051
   British Polythene Industries P.L.C.......................   102,332        556,560
   Carclo P.L.C.............................................   216,209      1,357,587
  *Centamin P.L.C........................................... 3,135,155      3,500,427
   Croda International P.L.C................................   508,309     18,410,337
   DS Smith P.L.C........................................... 4,475,611     12,191,635
   Elementis P.L.C.......................................... 1,966,934      6,641,571
   Ferrexpo P.L.C...........................................   888,830      4,227,640
   Filtrona P.L.C...........................................   770,811      5,812,254
  *Gem Diamonds, Ltd........................................   424,075      1,784,666
   Hill & Smith Holdings P.L.C..............................   293,273      1,571,173
   Hochschild Mining P.L.C..................................   647,638      5,290,643
  *International Ferro Metals, Ltd..........................   423,652        113,007
  *Inveresk P.L.C...........................................   125,000             --
   Lonmin P.L.C.............................................   217,348      3,689,101
   Marshalls P.L.C..........................................   722,366      1,092,493
   Mondi P.L.C.............................................. 1,236,260     11,495,279
  *Namakwa Diamonds, Ltd....................................     6,057            344
   New World Resources P.L.C. Series A......................   132,319        874,215
   Petropavlovsk P.L.C......................................   646,643      5,017,261
   RPC Group P.L.C..........................................   647,744      3,883,118
  *Talvivaara Mining Co. P.L.C..............................   418,283      1,243,557
   Umeco P.L.C..............................................   196,406      1,836,243
   Victrex P.L.C............................................   340,523      8,024,423
   Yule Catto & Co. P.L.C...................................   962,661      3,636,437
   Zotefoams P.L.C..........................................    96,852        284,503
                                                                       --------------
Total Materials.............................................              104,571,277
                                                                       --------------
Telecommunication Services -- (2.4%)
   Cable & Wireless Communications P.L.C.................... 9,400,024      5,030,757
   Cable & Wireless Worldwide P.L.C......................... 6,594,754      3,797,882
  *Colt Group SA............................................ 1,287,437      2,223,147
  *Inmarsat P.L.C........................................... 1,585,110     11,310,909
   Kcom Group P.L.C......................................... 2,643,350      3,046,315
   TalkTalk Telecom Group P.L.C............................. 1,776,695      3,676,880
   Telecom Plus P.L.C.......................................   265,603      2,945,918
                                                                       --------------
Total Telecommunication Services............................               32,031,808
                                                                       --------------
Utilities -- (2.3%)
   Dee Valley Group P.L.C...................................    12,109        255,717
   Drax Group P.L.C......................................... 1,492,564     13,151,706
   Pennon Group P.L.C....................................... 1,434,955     17,133,247
                                                                       --------------
Total Utilities.............................................               30,540,670
                                                                       --------------
TOTAL COMMON STOCKS.........................................            1,315,249,877
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   R.E.A. Holdings P.L.C....................................     5,414          9,711
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Dechra Pharmaceuticals P.L.C. Rights 05/15/12............    73,741        187,888
  *Redrow P.L.C. Rights 05/08/12............................   222,791             --
  *SFI Holdings, Ltd. Litigation Certificate................    26,713             --
  *Ultraframe P.L.C. Litigation Notes.......................   319,285             --
                                                                       --------------
TOTAL RIGHTS/WARRANTS.......................................                  187,888
                                                                       --------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                              SHARES/
                                                               FACE
                                                              AMOUNT        VALUE+
                                                             ---------- --------------
                                                               (000)
SECURITIES LENDING COLLATERAL -- (0.7%)
(S) @ DFA Short Term Investment Fund........................  6,000,000 $    6,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $2,811,775) to be repurchased at $2,756,658............ $    2,757      2,756,642
                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 8,756,642
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,141,647,483)....................................            $1,324,204,118
                                                                        ==============

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE++
                                                             ------- -----------
COMMON STOCKS -- (80.3%)
AUSTRIA -- (2.0%)
   Agrana Beteiligungs AG...................................  17,322 $ 1,947,255
  *A-TEC Industries AG......................................  21,828          --
   Atrium European Real Estate, Ltd......................... 451,221   2,199,972
  *Austria Email AG.........................................     715       6,147
  *Austria Technologie & Systemtechnik AG...................  38,888     494,080
   BKS Bank AG..............................................   3,120      72,687
  #BWT AG...................................................  35,118     615,615
 #*CA Immobilien Anlagen AG................................. 163,483   1,853,041
  *Constantia Packaging AG Escrow Shares....................  18,095          --
  *DO & CO Restaurants & Catering AG........................   1,612      66,207
  *EAG-Beteiligungs AG......................................   1,650         666
  #EVN AG................................................... 118,940   1,547,261
  #Flughafen Wien AG........................................  44,208   1,969,138
   Frauenthal Holding AG....................................  12,084     169,624
  *Intercell AG............................................. 119,113     403,115
   Josef Manner & Co. AG....................................     870      61,611
  *Kapsch TrafficCom AG.....................................  19,322   1,726,906
 #*Lenzing AG...............................................  38,554   3,982,300
  #Mayr-Melnhof Karton AG...................................  33,159   3,380,259
   Oberbank AG..............................................  37,973   2,392,756
   Oesterreichischen Post AG................................ 129,320   4,587,076
  #Palfinger AG.............................................  52,504   1,279,181
  *Polytec Holding AG.......................................  71,246     660,029
  #RHI AG...................................................  98,844   2,606,862
   Rosenbauer International AG..............................  13,833     822,065
 #*S IMMO AG................................................ 204,406   1,166,267
  *S&T System Integration & Technology Distribution AG......   6,318      18,412
  #Schoeller-Bleckmann Oilfield Equipment AG................  43,063   3,843,222
 #*Semperit Holding AG......................................  42,296   1,821,935
   Strabag SE............................................... 101,540   2,717,973
   UBM Realitaetenentwicklung AG............................   1,440      49,545
   Uniqa Versicherungen AG.................................. 184,842   3,192,567
  *Warimpex Finanz und Beteiligungs AG......................  10,047      13,901
  #Wienerberger AG.......................................... 418,228   4,886,696
   Wolford AG...............................................  11,252     347,453
   Zumtobel AG.............................................. 128,443   1,769,401
                                                                     -----------
TOTAL AUSTRIA...............................................          52,671,225
                                                                     -----------
BELGIUM -- (2.9%)
  *Ablynx NV................................................  69,930     270,970
   Ackermans & van Haaren NV................................ 102,814   8,817,758
  *Agfa-Gevaert NV.......................................... 602,872   1,319,413
  *Arseus NV................................................  83,395   1,411,632
   Atenor Group NV..........................................   4,124     161,623
   Banque Nationale de Belgique SA..........................     952   2,773,161
   Barco NV.................................................  55,666   3,695,456
  #Bekaert NV............................................... 113,777   3,379,226
   Co.Br.Ha Societe Commerciale de Brasserie SA.............     115     228,369
   Compagnie d'Entreprises SA...............................  41,428   2,389,997
  *Compagnie du Bois Sauvage SA.............................      87           9
   Compagnie Immobiliere de Belgique SA.....................  10,535     397,274
   Compagnie Maritime Belge SA..............................  64,746   1,507,495
  *Deceuninck NV............................................ 268,523     405,056
  *Devgen NV................................................  58,690     381,008
   D'Ieteren SA............................................. 129,060   5,698,127
   Duvel Moorgat SA.........................................   8,799     914,792
   Econocom Group SA........................................  65,485   1,493,438
   Elia System Operator SA.................................. 124,286   5,315,893

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
BELGIUM -- (Continued)
  *Euronav SA...............................................  87,288 $   815,094
   EVS Broadcast Equipment SA...............................  51,147   2,563,739
   Exmar NV................................................. 132,340   1,024,374
   Floridienne SA...........................................   2,033     269,730
  *Galapagos NV.............................................  89,614   1,368,895
   Gimv NV..................................................  12,481     611,370
   Hamon & Compagnie International SA.......................   4,148      88,609
   Henex SA.................................................   2,979     170,191
   Image Recognition Integrated Systems (I.R.I.S.) SA.......   6,284     256,042
  *Ion Beam Applications SA.................................  79,751     521,894
   Jensen-Group NV..........................................  12,030     126,644
  *Kinepolis Group NV.......................................  18,515   1,724,800
   Lotus Bakeries NV........................................   1,361     893,834
   Melexis NV...............................................  93,665   1,650,445
  *Mobistar SA..............................................  64,075   2,426,201
   Nyrstar NV............................................... 599,376   4,924,046
 #*Picanol NV...............................................  16,620     238,096
  *RealDolmen NV (5529094)..................................     120          20
  *RealDolmen NV (B3M0622)..................................   7,428     172,296
   Recticel SA..............................................  78,260     616,480
   Resilux SA...............................................   4,095     278,609
   Rosier SA................................................     655     212,631
   Roularta Media Group NV..................................   8,511     179,833
  *SAPEC SA.................................................   3,531     174,783
   Sioen Industries NV......................................  52,140     363,983
   Sipef NV.................................................  28,693   2,646,708
   Softimat SA..............................................  24,253     129,415
  *Spector Photo Group SA...................................   8,349       2,530
   Telenet Group Holding NV.................................     606      26,020
   Ter Beke NV..............................................   2,260     155,688
   Tessenderlo Chemie NV.................................... 107,469   3,406,989
  *ThromboGenics NV......................................... 122,252   3,843,809
  *TiGenix NV...............................................  22,164      16,427
  #Van de Velde NV..........................................  31,984   1,558,014
   VPK Packaging Group SA...................................  12,084     474,763
                                                                     -----------
TOTAL BELGIUM...............................................          74,493,699
                                                                     -----------
DENMARK -- (2.9%)
  *Aktieselskabet Skjern Bank A.S...........................   3,276      51,286
   Alk-Abello A.S...........................................  25,725   1,856,176
  *Alm. Brand A.S........................................... 466,665     938,552
  *Amagerbanken A.S......................................... 647,900          --
   Ambu A.S. Series B.......................................  24,493     636,671
  *Arkil Holdings A.S. Series B.............................     736      56,312
   Auriga Industries A.S. Series B..........................  96,829   1,283,368
 #*Bang & Olufsen Holdings A.S.............................. 138,857   1,693,839
 #*Bavarian Nordic A.S......................................  96,869     863,037
   BoConcept Holding A.S....................................   5,650     112,696
   Brodrene Hartmann A.S. Series B..........................  11,730     226,781
  *Brondbyernes IF Fodbold A.S. Series B....................  12,924      34,257
   D/S Norden A.S........................................... 110,869   3,146,598
  *Dalhoff Larsen & Horneman A.S............................  40,950      44,863
  *Dantherm Holding A.S.....................................   1,326       4,368
   DFDS A.S.................................................  18,568   1,076,830
  *Djursland Bank A.S.......................................   8,970     205,819
   East Asiatic Co., Ltd. A.S...............................  55,571   1,529,459
  *F.E. Bording A.S.........................................     600      58,183
  *Fionia Holding A.S.......................................  17,880          --
   Fluegger A.S. Series B...................................   4,198     258,034
  *Genmab A.S............................................... 140,715   1,125,239
   GN Store Nord A.S........................................ 803,034   9,009,020

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
DENMARK -- (Continued)
  *GPV Industri A.S. Series B...............................   2,200 $    11,743
  *Greentech Energy Systems A.S.............................   6,506      14,261
   Gronlandsbanken A.S......................................     768      60,198
  *H&H International A.S. Series B..........................  17,280     124,399
   Harboes Bryggeri A.S.....................................  12,252     195,327
   Hojgaard Holding A.S. Series B...........................   2,739      49,217
  #IC Companys A.S..........................................  35,278     718,875
  *Incentive A.S............................................   3,575      11,768
   Jeudan A.S...............................................   4,620     357,784
  *Jyske Bank A.S........................................... 179,323   5,618,988
   Lan & Spar Bank A.S......................................   5,150     253,825
  *Lastas A.S. Series B.....................................  10,343      42,015
  *Lollands Bank A.S........................................     248       5,120
  *Mols-Linien A.S..........................................  25,307      86,763
 #*NeuroSearch A.S..........................................  79,539     148,233
  #NKT Holding A.S..........................................  92,105   4,494,650
   Nordjyske Bank A.S.......................................  17,600     212,861
   Norresundby Bank A.S.....................................   7,350     193,660
   North Media A.S..........................................  36,665     150,298
  *Ostjydsk Bank A.S........................................   3,305     155,988
  *Pandora A.S.............................................. 154,882   1,636,360
 #*Parken Sport & Entertainment A.S.........................  33,556     484,223
   Per Aarsleff A.S. Series B...............................   7,213     560,107
   Ringkjoebing Landbobank A.S..............................  17,328   2,174,244
   Roblon A.S. Series B.....................................     540      68,781
   Rockwool International A.S. Series B.....................  24,854   2,371,548
  #Royal Unibrew A.S........................................  40,267   2,873,882
  *Salling Bank A.S.........................................     430      19,542
   Schouw & Co. A.S.........................................  74,017   1,679,611
   SimCorp A.S..............................................  19,486   3,475,850
  *Sjaelso Gruppen A.S......................................  15,337       9,200
  *SKAKO A.S................................................   1,177       6,470
   Solar Holdings A.S. Series B.............................  21,217   1,144,359
  *Spar Nord Bank A.S....................................... 255,166   1,081,093
  *Sparbank A.S.............................................  10,930      77,892
  *Sparekassen Faaborg A.S..................................   1,972      89,524
  *Sydbank A.S.............................................. 279,299   4,857,518
   Thrane & Thrane A.S......................................  16,739   1,269,097
   Tivoli A.S...............................................     969     523,461
 #*TK Development A.S....................................... 153,640     410,555
  *Topdanmark A.S...........................................  53,386   9,159,428
  *TopoTarget A.S........................................... 499,213     250,649
  *Topsil Semiconductor Materials A.S....................... 194,350      15,559
  *Torm A.S................................................. 123,250      45,109
   United International Enterprises A.S.....................   5,321     822,758
 #*Vestas Wind Systems A.S.................................. 340,700   3,002,950
  *Vestjysk Bank A.S........................................  29,541      83,858
                                                                     -----------
TOTAL DENMARK...............................................          75,310,989
                                                                     -----------
FINLAND -- (5.7%)
  *Ahlstrom Oyj.............................................  22,304     402,923
  *Aktia Oyj Series A.......................................  14,830     103,793
   Alma Media Oyj........................................... 277,852   1,882,842
   Amer Sports Oyj.......................................... 438,831   6,243,615
   Aspo Oyj.................................................  83,192     754,644
   Atria P.L.C..............................................  21,602     172,638
  *Bank of Aland P.L.C. Series B............................  22,078     274,559
   BasWare Oyj..............................................  34,550   1,026,202
 #*Biotie Therapies Corp. Oyj............................... 804,486     480,572
   Cargotec Oyj Series B.................................... 134,915   4,645,529
   Citycon Oyj.............................................. 761,205   2,521,613

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
FINLAND -- (Continued)
  *Componenta Oyj...........................................    34,813 $   163,329
   Comptel P.L.C............................................   337,600     263,628
  #Cramo Oyj................................................   148,755   2,280,975
   Digia P.L.C..............................................    55,020     207,201
   Efore Oyj................................................   114,965     115,610
  *Elcoteq SE...............................................     3,041          --
  *Elektrobit Corp. Oyj.....................................    16,849      14,465
  #Elisa Oyj................................................   494,801  11,158,479
   eQ P.L.C.................................................    67,120     161,117
   Etteplan Oyj.............................................    62,600     203,600
 #*Finnair Oyj..............................................   283,803     818,580
  *Finnlines Oyj............................................   124,906   1,157,068
   Fiskars Oyj Abp..........................................   181,663   3,885,379
  *F-Secure Oyj.............................................   463,536   1,029,181
  *GeoSentric Oyj...........................................   244,900       3,242
  *Glaston Oyj Abp..........................................   131,940      80,324
  #HKScan Oyj Series A......................................   101,202     586,672
  #Huhtamaki Oyj............................................   365,393   5,798,911
   Ilkka-Yhtyma Oyj.........................................    61,503     484,060
   KCI Konecranes Oyj.......................................   245,559   7,480,806
  #Kemira Oyj...............................................   395,647   5,020,751
  #Kesko Oyj Series B.......................................    76,731   2,052,348
   Laennen Tehtaat Oyj......................................    18,920     356,229
   Lassila & Tikanoja Oyj...................................   134,457   1,893,603
  #Lemminkainen Oyj.........................................    22,983     582,578
 #*Mesta Board Oyj.......................................... 1,549,706   4,263,819
  *Neo Industrial Oyj.......................................    15,727      41,650
   Neste Oil Oyj............................................   285,400   3,377,223
   Nordic Aluminium Oyj.....................................    10,440     373,426
   Okmetic Oyj..............................................    54,904     400,683
   Olvi Oyj Series A........................................    62,708   1,486,267
   Oriola-KD Oyj Series A...................................     5,045      13,075
   Oriola-KD Oyj Series B...................................   383,077     924,928
   Orion Oyj Series A.......................................   130,349   2,666,128
   Orion Oyj Series B.......................................   344,811   7,033,700
   #*Outokumpu Oyj.......................................... 3,488,317   5,675,103
   Outotec Oyj..............................................   163,942   8,828,275
  *PKC Group Oyj............................................    61,617   1,367,680
  #Pohjola Bank P.L.C. Series A.............................   331,849   3,571,364
   Ponsse Oyj...............................................    25,697     267,006
   Poyry Oyj................................................   187,165   1,496,275
   Raisio P.L.C. Series V...................................   518,254   1,667,761
   Ramirent Oyj.............................................   314,761   2,970,785
   Rapala VMC Oyj...........................................   113,258     843,067
  #Rautaruukki Oyj Series K.................................   323,076   3,046,484
   Raute Oyj Series A.......................................    10,298     120,205
  *Ruukki Group Oyj.........................................   604,909     679,476
   Saga Furs Oyj............................................    11,244     240,007
 #*Sanoma Oyj...............................................   312,032   3,262,941
  *Scanfil P.L.C............................................   123,479     122,587
   Sievi Capital P.L.C......................................   123,479     171,479
   SRV Group P.L.C..........................................     7,277      40,986
   Stockmann Oyj Abp Series A...............................    43,914   1,028,150
  #Stockmann Oyj Abp Series B...............................   112,363   2,514,483
  *Stonesoft Oyj............................................     6,140      11,374
   Technopolis Oyj..........................................   248,028   1,327,150
   Teleste Oyj..............................................    53,559     301,683
  #Tieto Oyj................................................   291,983   5,141,873
   Tikkurila Oyj............................................   136,287   2,768,629
   Tulikivi Oyj.............................................    54,813      47,164
  #Uponor Oyj Series A......................................   219,676   2,874,902

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- ------------
FINLAND -- (Continued)
  #Vacon Oyj................................................  45,190 $  2,369,721
   Vaisala Oyj Series A.....................................  39,132      832,174
   Viking Line Abp..........................................  10,366      261,505
   Yit Oyj.................................................. 414,815    8,914,555
                                                                     ------------
TOTAL FINLAND...............................................          147,652,809
                                                                     ------------
FRANCE -- (9.0%)
   ABC Arbitrage SA.........................................  22,399      204,237
 #*Air France-KLM........................................... 286,881    1,378,618
   Akka Technologies SA.....................................  12,641      407,764
   Ales Groupe SA...........................................  31,615      585,035
  *Altamir Amboise SA.......................................  73,093      653,983
   Alten, Ltd...............................................  68,924    2,005,270
 #*Altran Technologies SA................................... 676,432    3,982,825
  #April SA.................................................  74,171    1,389,113
 #*Archos SA................................................  75,094      511,069
   Arkema SA................................................ 100,646    8,926,181
 #*Artprice.com SA..........................................   7,433      263,711
  #Assystem.................................................  55,571    1,175,780
  *Atari SA................................................. 102,420      175,867
   AtoS SA..................................................  41,865    2,697,804
   Aubay SA.................................................  10,285       66,635
   Audika SA................................................  21,251      313,599
  #Aurea SA.................................................   3,551       25,288
   Avenir Telecom SA........................................  17,841       13,188
  *Axway Software SA........................................  22,982      577,900
  *Baccarat SA..............................................   1,090      219,367
   Banque Tarneaud SA.......................................   1,430      176,813
  #Beneteau SA.............................................. 179,820    1,943,674
 #*Bigben Interactive SA....................................  10,448      101,386
  *BioAlliance Pharma SA....................................  45,552      221,619
   Boiron SA................................................  28,682      882,853
   Boizel Chanoine Champagne SA.............................   7,266      398,965
   Bonduelle SCA............................................  13,776    1,327,882
   Bongrain SA..............................................  34,266    2,177,669
  #Bourbon SA............................................... 183,342    5,370,132
  *Boursorama SA............................................  63,019      451,035
  *Bull SA.................................................. 309,488    1,150,842
   Burelle SA...............................................   3,866    1,038,726
   Cafom SA.................................................   4,919       45,195
  *Catering International Services SA.......................     559       61,428
   CBo Territoria SA........................................  17,193       63,569
   Cegedim SA...............................................  16,591      539,788
   Cegid Group..............................................  16,629      332,333
  *CFAO SA..................................................  70,758    3,049,077
   Cie des Alpes............................................   5,910      119,539
  *Cie Generale de Geophysique--Veritas SA..................   7,137      204,673
  #Ciments Francais SA......................................   6,634      425,305
  *Club Mediterranee SA.....................................  87,116    1,670,640
   Compagnie Industrielle et Financiere D'Entreprises SA....   1,200       86,570
  *CS Communication & Systemes SA...........................   4,372       20,565
   Damartex SA..............................................  20,856      421,120
   Derichebourg SA.......................................... 548,515    1,624,928
  *Devoteam SA..............................................  23,379      368,098
  *Dynaction SA.............................................  11,643       85,712
  *Eiffage SA...............................................  51,191    1,742,631
   Electricite de Strasbourg SA.............................  21,886    3,039,024
   Entrepose Contracting SA.................................   3,483      458,909
   Esso SA Francaise........................................   9,411      777,434
   Establissements Maurel et Prom SA........................ 326,408    5,436,045
  *Etam Developpement SA....................................   1,949       32,950

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
FRANCE -- (Continued)
   Euler Hermes SA..........................................    40,320 $2,857,470
  *Euro Disney SCA..........................................   138,383    744,578
  *Eurofins Scientific SA...................................    19,434  2,298,575
   Exel Industries SA Series A..............................    10,680    508,794
  *Faiveley Transport SA....................................    21,104  1,165,964
   Faurecia SA..............................................   112,901  2,426,057
  #Fimalac SA...............................................    31,490  1,257,745
   Fleury Michon SA.........................................     4,694    193,913
  *GameLoft SA..............................................   153,330    952,911
  *Gascogne SA..............................................     6,907    156,597
   Gaumont SA...............................................    13,980    843,189
   GEA SA...................................................     1,000     88,667
 #*GECI International SA....................................    59,392    171,667
   Gemalto NV...............................................   100,369  7,476,909
   Gevelot SA...............................................     3,584    280,345
  *GFI Informatique SA......................................   136,907    552,621
   GL Events SA.............................................    21,468    479,516
   GPE Groupe Pizzorno SA...................................     5,200     65,422
  *Groupe Crit SA...........................................    24,255    465,746
   Groupe Flo SA............................................    29,358    153,507
  *Groupe Go Sport SA.......................................     1,125      6,670
   Groupe Gorge SA..........................................    18,510    195,650
   Groupe Guillin SA........................................     1,061     73,098
  *Groupe Open SA...........................................    27,590    211,295
 #*Groupe Partouche SA......................................    61,786    107,760
   Groupe Steria SCA........................................    86,854  1,719,819
  *Guerbet SA...............................................     6,577    596,131
   Guyenne et Gascogne SA...................................    25,083  2,699,080
  *Haulotte Group SA........................................    61,352    653,579
  #Havas SA................................................. 1,237,226  7,002,843
 #*Hi-Media SA..............................................   116,838    357,471
  *Idsud SA.................................................     2,227     67,165
   Ingenico SA..............................................   120,417  6,333,985
  #Interparfums SA..........................................    17,257    491,849
  *Ipsen SA.................................................    61,464  1,638,298
   Ipsos SA.................................................    95,247  3,089,497
  *Jacquet Metal Service SA.................................    48,141    665,820
  *Kaufman & Broad SA.......................................       864     16,323
   Korian SA................................................     8,204    132,374
   L.D.C. SA................................................        19      2,142
   Laurent-Perrier SA.......................................    12,546  1,266,648
   Lectra SA................................................    83,499    475,022
   Lisi SA..................................................    16,907  1,265,351
  *LVL Medical Groupe SA....................................    18,786    291,663
   M6 Metropole Television SA...............................   160,626  2,467,949
   Maisons France Confort SA................................    11,538    318,256
 #*Manitou BF...............................................    48,911  1,073,330
   Manutan International SA.................................    14,553    621,331
  *Maurel et Prom Nigeria SA................................   323,678    899,748
  *Medica SA................................................    98,227  1,519,127
   Mersen SA................................................    64,007  2,121,557
   MGI Coutier SA...........................................     2,753    126,247
  *Modelabs Group SA........................................         6         31
   Montupet SA..............................................     8,127     54,209
  #Mr. Bricolage SA.........................................    30,731    422,793
   Naturex SA...............................................    12,810    830,160
  #Neopost SA...............................................   100,958  5,810,381
   Nexans SA................................................   131,823  6,606,825
   Nexity SA................................................    85,691  2,440,259
  *NextRadioTV SA...........................................     3,451     62,232
 #*NicOx SA.................................................   245,527    773,541

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
   Norbert Dentressangle SA.................................  20,989 $1,737,713
  *NRJ Group SA.............................................  30,877    242,035
  #Oeneo SA................................................. 113,285    345,401
  #Orpea SA................................................. 101,314  3,398,705
   Osiatis SA...............................................     685      5,456
   PagesJaunes Groupe SA.................................... 384,634  1,104,292
   Paris Orleans SA.........................................   1,401     31,387
  *Parrot SA................................................  23,860    720,869
   Pierre & Vacances SA.....................................  18,411    547,503
   Plastic Omnium SA........................................  96,698  2,529,426
   Plastivaloire SA.........................................   4,552     97,576
   PSB Industries SA........................................   8,438    290,186
   Rallye SA................................................  95,651  3,194,295
  *Recylex SA...............................................  55,481    175,518
   Remy Cointreau SA........................................  71,810  8,008,279
   Robertet SA..............................................   3,167    503,345
 #*Rodriguez Group SA.......................................  31,298    129,122
   Rougier SA...............................................   6,115    225,623
   Rubis SA.................................................  86,091  4,681,831
 #*S.T. Dupont SA........................................... 300,960    178,747
  *SA des Ciments Vicat.....................................  36,213  2,080,877
   Sabeton SA...............................................  13,500    239,552
   Saft Groupe SA...........................................  79,482  2,194,639
   Samse SA.................................................   8,342    666,948
   Sartorius Stedim Biotech SA..............................   7,679    539,667
 #*Seche Environnement SA...................................   4,452    160,963
   Sechilienne SA...........................................  62,522    954,489
  #Securidev SA.............................................   2,500    104,192
   Sequana SA...............................................  58,844    274,466
  *Societe Anonyme d'Explosifs et de Produits Chimiques SA..     524    157,337
   Societe BIC SA...........................................  64,009  7,050,792
   Societe d'Edition de Canal Plus SA....................... 306,742  1,738,783
  #Societe des Bains de Mer et du Cercle des Etrangers a
    Monaco SA...............................................  46,150  2,365,106
   Societe Internationale de Plantations d'Heveas SA........   4,634    473,975
   Societe Pour l'Informatique Industrielle SA..............  40,908    276,032
 #*Societe Television Francaise 1 SA........................ 386,597  3,744,608
 #*Soitec SA................................................ 400,615  1,697,667
   Somfy SA.................................................  21,738  4,576,177
   Sopra Group SA...........................................  22,982  1,326,424
  *Spir Communication SA....................................   4,596    117,955
  *Stallergenes SA..........................................   8,964    557,371
 #*Ste Industrielle d'Aviation Latecoere SA.................  21,412    287,595
   Stef SA..................................................  29,121  1,518,416
  *Store Electronic SA......................................   3,133     43,486
  *Sword Group SA...........................................  18,283    300,226
  *Synergie SA..............................................  59,533    699,930
  *Technicolor SA........................................... 321,494    680,653
   Teleperformance SA....................................... 182,548  4,891,644
   Tessi SA.................................................   5,050    524,573
 #*Theolia SA............................................... 347,281    395,852
  *Thermador Groupe.........................................   1,768    277,648
   Tonnellerie Francois Freres SA...........................   3,839    153,904
  *Total Gabon SA...........................................     719    332,504
   Touax SA.................................................   1,592     49,739
   Toupargel Groupe SA......................................     111      1,217
 #*Transgene SA.............................................  41,901    512,455
   Trigano SA...............................................  29,525    435,505
  *UbiSoft Entertainment SA................................. 342,902  2,363,798
   Union Financiere de France Banque SA.....................  16,828    483,564
   Valeo SA................................................. 149,480  7,351,139
   Viel et Compagnie SA..................................... 158,130    509,761

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- ------------
FRANCE -- (Continued)
   Vilmorin & Cie SA........................................  20,195 $  2,179,637
   Virbac SA................................................  17,494    2,942,327
  *Vivalis SA...............................................  30,181      238,610
   VM Materiaux SA..........................................   6,914      211,448
   Vranken Pommery Monopole SA..............................  14,162      448,004
   Zodiac Aerospace SA......................................  73,650    8,104,728
                                                                     ------------
TOTAL FRANCE................................................          235,451,757
                                                                     ------------
GERMANY -- (11.9%)
  #A.S. Creation Tapeton AG.................................   6,853      244,695
  *AAP Implantate AG........................................  47,250       47,674
 #*Aareal Bank AG........................................... 423,110    8,172,145
  *Abwicklungsgesellschaft Roesch AG Medizintechnik.........   7,300          135
  *ADVA AG Optical Networking............................... 128,074      922,648
   AGROB Immobilien AG......................................   5,800       77,602
  *Air Berlin P.L.C......................................... 117,774      317,266
  #Aixtron SE............................................... 314,748    5,750,801
  *Aligna AG................................................ 318,087        8,000
  *Allgeier Holding AG......................................  10,029      162,830
   Amadeus Fire AG..........................................  16,192      810,482
   Analytik Jena AG.........................................     597        9,101
  *Andreae-Noris Zahn AG....................................  26,412      971,586
  *Asian Bamboo AG..........................................  29,133      430,278
  *Atoss Software AG........................................     124        3,469
   AUGUSTA Technologie AG...................................  28,595      899,162
   Aurubis AG............................................... 153,470    8,541,664
   Baader Bank AG........................................... 126,340      382,487
 #*Balda AG................................................. 127,634      962,782
  *Bauer AG.................................................  24,376      601,851
   BayWa AG.................................................  28,329    1,033,734
   Bechtle AG...............................................  49,866    2,246,134
   Bertrandt AG.............................................  23,001    1,744,093
  *Beta Systems Software AG.................................   8,265       20,094
  *Bijou Brigitte AG........................................   4,325      399,401
   Bilfinger Berger SE......................................  83,683    7,656,315
  #Biotest AG...............................................  20,784    1,301,421
  *BKN International AG.....................................  33,408          398
  *BMP Media Vestors AG.....................................  39,481       39,209
  *Borussia Dortmund GmbH & Co. KGaA........................ 208,512      690,323
  *CANCOM AG................................................  27,644      487,516
   Carl Zeiss Meditec AG....................................  90,062    2,507,349
  *CAT Oil AG...............................................  48,890      407,878
  *Celesio AG............................................... 132,256    2,280,756
   CENIT AG.................................................  10,837      100,852
  *Centrosolar Group AG.....................................   6,402        7,623
   Centrotec Sustainable AG.................................  42,634      699,175
   Centrotherm Photovoltaics AG.............................  28,152      292,216
   Cewe Color Holding AG....................................  15,268      673,042
 #*Colonia Real Estate AG...................................  13,374       56,999
   Comdirect Bank AG........................................ 139,558    1,596,242
  #CompuGroup Medical AG....................................  25,879      397,997
 #*Conergy AG............................................... 264,408      164,604
  *Constantin Medien AG..................................... 359,780      802,136
   CropEnergies AG..........................................  70,226      450,352
   CTS Eventim AG........................................... 106,100    4,142,745
  *Curanum AG............................................... 100,137      259,063
  #DAB Bank AG.............................................. 130,043      611,417
   Data Modul AG............................................  11,455      229,780
  *Delticom AG..............................................   6,024      585,396
   Deufol AG................................................ 113,203      141,663
   Deutsche Beteiligungs AG.................................  29,148      647,428

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
GERMANY -- (Continued)
   Deutsche Wohnen AG.......................................   302,967 $4,457,339
  *Deutz AG.................................................   263,835  1,872,507
 #*Dialog Semiconductor P.L.C...............................   166,323  3,664,750
   DIC Asset AG.............................................    13,115    122,225
   Dierig Holding AG........................................    10,500    161,226
  #Douglas Holding AG.......................................   105,346  4,840,432
   Dr. Hoenle AG............................................    14,858    210,871
   Draegerwerk AG & Co. KGaA................................     1,709    170,886
   Drillisch AG.............................................   158,285  1,997,411
  #Duerr AG.................................................    36,111  2,282,299
   DVB Bank SE..............................................   173,470  5,375,876
  #Eckert & Ziegler AG......................................    10,620    347,277
   Elmos Semiconductor AG...................................    34,592    388,460
  #ElreingKlinger AG........................................   106,886  3,096,246
  *Epigenomics AG...........................................     4,203     11,967
   Erlus AG.................................................     2,970    131,806
  *Euromicron AG............................................    20,330    572,671
   Euwax AG.................................................    15,170  1,002,365
  *Evotec AG................................................ 1,165,338  3,982,765
   Fielmann AG..............................................    39,716  3,849,194
 #*First Sensor AG..........................................    11,960    156,446
  *FJA AG...................................................       217        377
   Freenet AG...............................................   372,758  6,482,891
  #Fuchs Petrolub AG........................................   139,623  7,790,815
  *GAGFAH SA................................................   281,532  2,525,048
   GBW AG...................................................    28,417    708,947
   Gerresheimer AG..........................................    91,775  4,239,464
   Gerry Weber International AG.............................    89,108  3,784,851
  *Gesco AG.................................................    10,010    837,315
   GFK SE...................................................    72,083  3,830,428
   GFT Technologies AG......................................    66,050    273,154
 #*Gigaset AG...............................................   175,782    507,117
  *Gildemeister AG..........................................   164,692  3,374,638
  *Grammer AG...............................................    38,035    808,926
   Grenkeleasing AG.........................................    32,703  2,181,960
   H&R AG...................................................    42,122    847,562
   Hamborner REIT AG........................................    17,055    171,590
  *Hamburger Hafen und Logistik AG..........................    55,006  1,824,590
 #*Hansa Group AG...........................................   146,815    603,314
   Hawesko Holding AG.......................................    19,463    981,183
 #*Heidelberger Druckmaschinen AG...........................   734,833  1,284,694
   Highlight Communications AG..............................    61,832    286,442
  *Homag Group AG...........................................    13,786    185,818
   Indus Holding AG.........................................    51,787  1,614,087
   Innovation in Traffic Systems AG.........................    23,949    578,986
   Interseroh SE............................................    21,642  1,518,315
  *Intershop Communications AG..............................    62,598    227,438
   Isra Vision Systems AG...................................    10,917    261,275
 #*IVG Immobilien AG........................................   400,498    927,656
  *Jenoptik AG..............................................   162,963  1,342,193
  *Joyou AG.................................................     4,378     51,862
  *Kampa AG.................................................    35,505      1,128
   Kloeckner & Co. SE.......................................   341,221  4,644,071
   Koenig & Bauer AG........................................     7,004    114,513
   Kontron AG...............................................   189,937  1,375,742
  #Krones AG................................................    72,618  4,024,062
   KSB AG...................................................     3,584  2,267,800
 #*Kuka AG..................................................   102,786  2,447,830
   KWS Saat AG..............................................    17,224  4,595,801
   Leifheit AG..............................................    12,500    411,206
   Leoni AG.................................................   115,635  5,942,592

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
GERMANY -- (Continued)
  *Loewe AG.................................................    25,187 $   141,910
  #LPKF Laser & Electronics AG..............................    24,777     437,799
  *Manz AG..................................................     5,470     168,443
 #*Masterflex AG............................................    19,347     124,398
  *Maxdata Computer AG......................................    94,120      15,075
   Mediclin AG..............................................   119,554     569,712
 #*Medigene AG..............................................    90,619     178,036
   Mensch und Maschine Software AG..........................    26,132     172,536
   MLP AG...................................................   216,957   1,835,394
   Mobotix AG...............................................    13,494     392,174
  *Mologen AG...............................................    24,513     311,882
  *Morphosys AG.............................................    65,373   1,785,572
  *MPC Muenchmeyer Petersen Capital AG......................     5,101       8,405
   MTU Aero Engines Holding AG..............................   133,417  11,241,302
  #Muehlbauer Holding & Co. AG..............................    14,905     518,823
  #MVV Energie AG...........................................   114,055   3,603,007
   Nemetschek AG............................................    24,668   1,010,868
  *Nexus AG.................................................    33,813     375,878
  *Nordex SE................................................   156,986     698,339
  *NORMA Group..............................................       685      18,438
  #OHB AG...................................................    35,659     641,124
   Oldenburgische Landesbank AG.............................     4,234     154,234
   P&I Personal & Informatik AG.............................    17,889     685,348
  *Patrizia Immobilien AG...................................    50,419     326,806
   Pfeiffer Vacuum Technology AG............................    34,299   4,164,178
  *Pfleiderer AG............................................    98,458      20,078
  *Phoenix Solar AG.........................................     4,057       5,624
   PNE Wind AG..............................................   167,451     357,481
   Praktiker AG.............................................   195,237     437,378
   Progress-Werk Oberkirch AG...............................     6,250     333,101
  #PSI AG Gesellschaft Fuer Produkte und Systeme der
    Informationstechnologie.................................    30,993     698,608
   PVA TePla AG.............................................    46,019     226,755
  *Q-Cells SE...............................................   158,550      28,580
  *QSC AG...................................................   306,094     795,431
   R Stahl AG...............................................    14,410     517,002
  #Rational AG..............................................    15,420   3,943,042
  *REALTECH AG..............................................    12,525     101,535
   Renk AG..................................................    14,076   1,300,521
   Rheinmetall AG...........................................   126,838   7,127,545
   Rhoen-Klinikum AG........................................   406,308  11,434,061
   Ruecker AG...............................................    18,832     324,170
   S.A.G. Solarstrom AG.....................................    18,375      62,066
  *SAF-Holland SA...........................................   122,478   1,030,837
   Schaltbau Holding AG.....................................     1,921     210,802
  *Sedo Holding AG..........................................    69,691     277,533
   Sektkellerei Schloss Wachenheim AG.......................    14,520     148,051
  *SER Systems AG...........................................     9,400         212
 #*SGL Carbon SE............................................   229,387  10,484,139
 #*Singulus Technologies AG.................................   236,814     768,262
   Sinner AG................................................     2,660      52,762
   Sixt AG..................................................    81,198   1,686,854
  *SKW Stahl-Metallurgie Holding AG.........................    15,514     297,972
  *Sky Deutschland AG....................................... 1,064,773   2,726,408
  *SM Wirtschaftsberatungs AG...............................    18,133     106,091
  *SMA Solar Technology AG..................................    21,782     913,022
  *SMT Scharf AG............................................     2,431      74,033
  #Software AG..............................................   163,367   5,710,440
  *Solar-Fabrik AG..........................................    11,580      30,700
  #Solarworld AG............................................   285,203     601,457
  *Solon SE.................................................    21,137       2,272
   Stada Arzneimittel AG....................................   186,918   6,205,508

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
GERMANY -- (Continued)
   STINAG Stuttgart Invest AG...............................    35,003 $    737,105
  *Stoehr & Co. AG..........................................     6,000       13,964
   STRATEC Biomedical AG....................................    27,909    1,329,316
  *Stroer Out-of-Home Media AG..............................    57,987      990,310
  *Suss Microtec AG.........................................    59,969      834,442
   Symrise AG...............................................   330,233    9,570,836
   Syzygy AG................................................    30,656      143,073
 #*TAG Immobilien AG........................................   304,163    3,020,568
   Takkt AG.................................................   126,507    1,858,987
   TDS Informationstechnologie AG...........................    89,063      529,745
  #Telegate AG..............................................    16,807      143,955
  *Tipp24 SE................................................    13,043      740,945
  *Tom Tailor Holding AG....................................    47,966      892,410
   Tomorrow Focus AG........................................   113,715      571,754
 #*TUI AG...................................................   468,655    3,427,328
   UMS United Medical Systems International AG..............     6,203       65,271
   UmweltBank AG............................................    17,805      610,374
   United Internet AG.......................................     1,901       37,620
   VBH Holding AG...........................................     9,415       44,884
  *Verbio AG................................................    52,498      202,081
  #Vossloh AG...............................................    37,975    3,705,670
   VTG AG...................................................    32,073      580,974
   Wacker Neuson SE.........................................    48,873      807,289
  *Wanderer-Werke AG........................................     7,903          471
   Washtec AG...............................................     5,180       62,652
   Wincor Nixdorf AG........................................   119,287    4,628,221
   Wirecard AG..............................................   284,730    5,282,710
   Wuerttembergische Lebensversicherung AG..................    27,257      548,155
   Wuerttembergische Metallwarenfabrik AG...................    29,451    1,513,264
   XING AG..................................................    12,102      902,638
   Zhongde Waste Technology AG..............................     3,057       11,380
  *zooplus AG...............................................     5,927      296,396
                                                                       ------------
TOTAL GERMANY...............................................            309,287,511
                                                                       ------------
GREECE -- (1.7%)
  *Aegean Airlines S.A......................................     5,746       10,651
  *Aegek S.A................................................   120,000       16,028
  *Agricultural Bank of Greece S.A..........................    29,322        7,684
  *Alfa Alfa Energy S.A.....................................     3,810        7,010
  *Alpha Bank A.E...........................................   662,879      930,151
  *Alumil Aluminum Industry S.A.............................    48,665       16,835
  *Alysida S.A..............................................     2,376        6,262
  *Anek Lines S.A...........................................   498,242       63,931
  *Astir Palace Hotels S.A..................................    93,886      373,401
  *Athens Medical Center S.A................................   150,874       45,781
  *Atlantic Supermarkets S.A................................    34,730        3,678
  *Attica Bank S.A..........................................   184,869       63,737
  *Atti-Kat S.A.............................................    56,554        3,007
  *Autohellas S.A...........................................    83,520      151,349
  *Babis Vovos International Construction S.A...............    21,073        8,396
  *Balafas S.A..............................................    15,200        3,823
  *Balkan Real Estate S.A...................................     5,450        2,023
  *Bank of Cyprus Public Co., Ltd........................... 4,271,584    2,546,125
   Bank of Greece S.A.......................................   133,571    2,391,490
  *Cyprus Popular Bank PCL.................................. 3,674,665      983,273
  *Daios Plastics S.A.......................................    16,350      113,694
  *Diagnostic & Therapeutic Center of Athens Hygeia S.A.....   275,576       74,019
  *Dionic S.A...............................................    16,092        2,237
 #*EFG Eurobank Ergasias S.A................................   971,907      774,032
  *Elastron S.A.............................................    93,108       61,293
  *Elbisco Holding S.A......................................    28,098        5,021

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
GREECE -- (Continued)
   Elektrak S.A.............................................    37,275 $   86,459
  *Elektroniki Athinon SA...................................     7,497      5,254
   Ellaktor S.A.............................................   544,614    887,428
  *Elval--Hellenic Aluminium Industry S.A...................    28,590     42,024
  *Etma Rayon S.A...........................................    11,242     20,982
   Euro Reliance General Insurance Co. S.A..................    54,730     33,223
  *Euromedica S.A...........................................    33,079     18,832
   EYDAP Athens Water Supply & Sewage Co. S.A...............   116,677    602,258
  *F.G. Europe S.A..........................................     4,536      2,508
  *Folli Follie Group S.A...................................   150,049  1,391,572
  *Forthnet S.A.............................................   253,290     39,826
  *Fourlis Holdings S.A.....................................   146,787    231,127
   Frigoglass S.A...........................................   115,348    733,860
   GEK Terna S.A............................................   296,155    325,259
  *Geniki Bank S.A..........................................    31,074      8,869
  *Halkor S.A...............................................   226,556    125,585
  *Hellenic Cables S.A......................................    64,529    106,602
   Hellenic Exchanges S.A...................................   296,505  1,028,523
   Hellenic Petroleum S.A...................................   326,121  2,396,991
  *Hellenic Sugar Industry S.A..............................    78,005     79,554
  *Hellenic Telecommunication Organization Co. S.A..........   671,776  2,193,054
  *Heracles General Cement Co. S.A..........................    77,436    181,433
  *Iaso S.A.................................................   206,042    160,740
   Inform P. Lykos S.A......................................    23,285     25,067
  *Informatics S.A..........................................     3,778      1,550
  *Intracom Holdings S.A....................................   313,001     66,705
  *Intracom Technical & Steel Constructions S.A.............    74,651     45,633
   Intralot S.A.-Integrated Lottery Systems & Services......   551,157    557,959
  *Ionian Hotel Enterprises S.A.............................    16,914    319,044
  *Ipirotiki Software & Publications S.A....................    22,110     56,778
   JUMBO S.A................................................   391,480  1,902,345
   Karelia Tobacco Co., Inc. S.A............................     5,787    735,754
  *Kathimerini Publishing S.A...............................    47,170     32,706
  *Lambrakis Press S.A......................................   115,149     17,951
  *Lamda Development S.A....................................       905      2,921
  *Lan-Net S.A..............................................    12,688     20,154
  *Lavipharm S.A............................................    57,739     12,999
   Loulis Mills S.A.........................................    41,702     66,304
  *Marfin Investment Group Holdings S.A..................... 2,380,237    932,522
   Metka S.A................................................   101,638  1,117,165
  *Michaniki S.A............................................   155,442     35,003
   Motor Oil (Hellas) Corinth Refineries S.A................   246,966  2,026,501
  *Mytilineos Holdings S.A..................................   367,558  1,255,355
  *National Bank of Greece S.A.............................. 1,100,421  2,455,197
  *Neorion Holdings S.A.....................................    14,991      2,551
  *OPAP S.A.................................................   168,712  1,507,764
  *Pegasus Publishing S.A...................................    94,144     49,107
  *Piraeus Bank S.A......................................... 4,712,554  1,620,415
   Piraeus Port Authority S.A...............................    21,267    303,565
  *Promota Hellas S.A.......................................     8,860      2,697
  *Proton Bank S.A..........................................   141,214         --
   Public Power Corp. S.A...................................   528,487  1,777,496
  *Real Estate Development & Services S.A...................    94,497     54,527
   S&B Industrial Minerals S.A..............................    68,336    447,035
  *Sarantis S.A.............................................    74,884    207,252
  *Selected Textile S.A.....................................    60,619     42,469
  *Sfakianakis S.A..........................................    17,776     19,543
  *Sidenor Steel Products Manufacturing Co. S.A.............   203,373    248,953
  *T Bank S.A...............................................   228,007     14,487
  *Technical Olympic S.A....................................     2,237      3,433
  *Teletypos S.A. Mega Channel..............................    77,669     26,764

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
GREECE -- (Continued)
   Terna Energy S.A.........................................   137,807 $   290,158
  *Themeliodomi S.A.........................................    37,422      18,328
   Thessaloniki Port Authority S.A..........................     6,936     107,056
   Thessaloniki Water Supply & Sewage Co. S.A...............    15,807      78,943
   Thrace Plastics Co. S.A..................................    99,700      68,610
   Titan Cement Co. S.A.....................................   203,501   3,948,584
  *TT Hellenic Postbank S.A.................................   695,353     368,417
  *Varvaressos S.A. European Spinning Mills.................    10,832       2,179
  *Viohalco Hellenic Copper and Aluminum Industry S.A.......   603,593   2,461,543
                                                                       -----------
TOTAL GREECE................................................            44,724,383
                                                                       -----------
IRELAND -- (2.7%)
   Abbey P.L.C..............................................    83,095     643,437
  *Aer Lingus Group P.L.C...................................   752,359     968,722
  *Aminex P.L.C.............................................   496,086      32,797
   C&C Group P.L.C. (B010DT8)...............................   399,607   1,994,751
   C&C Group P.L.C. (B011Y09)............................... 1,014,594   5,091,821
   DCC P.L.C................................................   308,989   7,813,596
   DCC P.L.C. (4189477).....................................    19,143     484,017
   Donegal Creameries P.L.C.................................    26,085     116,289
   Dragon Oil P.L.C......................................... 1,051,459   9,944,849
  *Elan Corp. P.L.C.........................................    74,754   1,030,569
   FBD Holdings P.L.C.......................................   125,728   1,447,693
   Fyffes P.L.C............................................. 1,016,246     616,193
   Glanbia P.L.C. (0066950).................................   700,613   5,324,797
   Glanbia P.L.C. (4058629).................................    69,229     525,702
   Grafton Group P.L.C......................................   557,027   2,433,967
   IFG Group P.L.C..........................................   337,495     675,770
  *Independent News & Media P.L.C. (B59HWB1)................   394,167     138,525
  *Independent News & Media P.L.C. (B5TR5N4)................   318,060     111,567
   Irish Continental Group P.L.C............................    91,000   1,843,998
  *Kenmare Resources P.L.C. (0487948)....................... 4,136,548   3,391,877
  *Kenmare Resources P.L.C. (4490737).......................   387,225     316,300
   Kingspan Group P.L.C. (0492793)..........................   351,640   3,668,641
  *Kingspan Group P.L.C. (4491235)..........................    97,869   1,025,058
  *McInerney Holdings P.L.C.................................   697,135          --
   Paddy Power P.L.C........................................   180,573  11,787,740
   Paddy Power P.L.C. (4828974).............................    10,071     658,081
  *Providence Resources P.L.C...............................    61,917     554,045
  *Smurfit Kappa Group P.L.C................................   469,012   3,951,259
   Total Produce P.L.C......................................   805,004     479,763
   United Drug P.L.C. (3302480).............................   820,214   2,513,354
   United Drug P.L.C. (3335969).............................    63,911     196,221
                                                                       -----------
TOTAL IRELAND...............................................            69,781,399
                                                                       -----------
ISRAEL -- (2.2%)
  *Africa Israel Investments, Ltd...........................   289,584   1,097,147
  *Africa Israel Properties, Ltd............................    33,922     339,164
   Africa Israel Residences, Ltd............................       594       6,465
  *Airport City, Ltd........................................    84,047     405,279
  *Alon Holdings Blue Square Israel, Ltd....................    46,194     166,552
  *AL-ROV Israel, Ltd.......................................    15,025     368,694
   Alrov Properties & Lodgings, Ltd.........................     5,083      87,308
  *Alvarion, Ltd............................................   189,392     143,851
   Amot Investments, Ltd....................................   147,351     382,039
  *AudioCodes, Ltd..........................................   159,083     378,203
  *Avgol Industries 1953, Ltd...............................   267,637     214,819
  *Azorim Investment Development & Construction Co., Ltd....       302         289
  *Babylon, Ltd.............................................    50,645     328,940
   Bayside Land Corp........................................     2,122     414,524
   Big Shopping Centers 2004, Ltd...........................     1,832      42,493

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

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
ISRAEL -- (Continued)
  *Biocell, Ltd.............................................    16,731 $  129,051
  *BioLineRX, Ltd...........................................   499,334    136,816
   Blue Square Real Estate, Ltd.............................     3,782     77,070
   Cellcom Israel, Ltd......................................    43,311    545,881
  *Ceragon Networks, Ltd....................................    52,491    481,019
  *Clal Biotechnology Industries, Ltd.......................   146,663    609,490
   Clal Industries & Investments, Ltd.......................   285,112  1,046,069
   Clal Insurance Enterprises Holdings, Ltd.................    83,321  1,305,022
  *Compugen, Ltd............................................    37,175    192,220
   Delek Automotive Systems, Ltd............................   111,726    936,232
   Delta-Galil Industries, Ltd..............................    19,757    161,778
   Direct Insurance--I.D.I. Insurance Co., Ltd..............    30,880     67,729
   DS Apex Holdings, Ltd....................................    38,130    177,576
  *El Al Israel Airlines, Ltd...............................   738,714     93,719
  *Elbit Medical Imaging, Ltd...............................    53,265    155,999
  *Electra Real Estate, Ltd.................................    19,237     49,989
   Electra, Ltd.............................................     5,971    516,102
  *Elron Electronic Industries, Ltd.........................    57,768    274,621
  *Evogene, Ltd.............................................    68,666    320,266
  *EZchip Semiconductor, Ltd................................    50,098  2,052,349
  *First International Bank of Israel, Ltd..................    98,118  1,111,784
   FMS Enterprises Migun, Ltd...............................    10,300    177,668
   Formula Systems (1985), Ltd..............................    36,549    585,075
   Frutarom Industries, Ltd.................................   162,348  1,548,146
  *Gilat Satellite Networks, Ltd............................    78,174    319,177
  *Given Imaging, Ltd.......................................    38,217    743,518
   Golf & Co., Ltd..........................................    57,649    198,430
   Granite Hacarmel Investments, Ltd........................   144,714    199,320
  *Hadera Paper, Ltd........................................     9,516    389,874
   Harel Insurance Investments & Finances, Ltd..............    36,328  1,385,321
   Hot Telecommunications Systems, Ltd......................    92,836    935,794
  *Industrial Building Corp., Ltd...........................   241,071    353,278
  *Israel Cold Storage & Supply Co., Ltd....................     1,076     12,667
  *Israel Discount Bank, Ltd. Series A......................   957,314  1,241,484
   Israel Land Development Co., Ltd. (The)..................    22,615    161,320
   Ituran Location & Control, Ltd...........................    84,441  1,154,552
  *Jerusalem Oil Exploration, Ltd...........................    36,876    714,085
  *Kamada, Ltd..............................................   110,315    787,436
  *Kardan Vehicle, Ltd......................................       293      1,928
  *Kardan Yazamut...........................................    95,268     18,980
   Maabarot Products, Ltd...................................    21,999    201,815
  *Magic Software Enterprises, Ltd..........................    15,817    102,287
   Matrix IT, Ltd...........................................   171,428    847,147
   Melisron, Ltd............................................    42,507    789,907
  *Mellanox Technologies, Ltd...............................    98,228  5,643,381
  *Menorah Mivtachim Holdings, Ltd..........................   101,061    797,696
   Migdal Insurance & Financial Holding, Ltd................   934,324  1,374,047
   Mizrahi Tefahot Bank, Ltd................................    16,394    147,723
  *Naphtha Israel Petroleum Corp., Ltd......................   103,666    418,110
   Neto Me Holdings, Ltd....................................     5,411    206,744
  *NICE Systems, Ltd........................................     7,546    289,297
  *NICE Systems, Ltd. Sponsored ADR.........................    43,080  1,655,134
  *Nitsba Holdings (1995), Ltd..............................    93,132    819,438
  *Nova Measuring Instruments, Ltd..........................    23,644    201,744
  *Oil Refineries, Ltd...................................... 3,243,030  1,885,596
   Ormat Industries, Ltd....................................   293,852  1,458,448
   Osem Investments, Ltd....................................    89,710  1,368,067
   Partner Communications Co., Ltd..........................    90,914    679,508
   Paz Oil Co., Ltd.........................................    16,372  2,229,680
   Phoenix Holdings, Ltd. (The).............................   195,715    485,630
   Plasson Industries, Ltd..................................     8,180    217,641

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
ISRAEL -- (Continued)
  *RADVision, Ltd...........................................     20,382 $   237,674
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd......     27,880     954,718
  *Retalix, Ltd.............................................     65,875   1,390,112
   Scailex Corp, Ltd........................................     27,655     117,213
   Shikun & Binui, Ltd......................................    794,937   1,412,053
  *Space Communication, Ltd.................................     13,434     235,829
  *Strauss Group, Ltd.......................................    122,758   1,479,171
  *Suny Electronic, Ltd.....................................     31,251      65,115
   Super-Sol, Ltd. Series B.................................    368,517   1,294,610
  *Tower Semiconductor, Ltd.................................  1,325,086   1,284,543
  *Union Bank of Israel, Ltd................................    130,630     463,720
                                                                        -----------
TOTAL ISRAEL................................................             56,498,400
                                                                        -----------
ITALY -- (6.4%)
  #A2A SpA..................................................  1,673,189   1,061,765
   ACEA SpA.................................................    280,731   1,623,919
   Acegas-APS SpA...........................................    110,973     406,190
 #*Acotel Group SpA.........................................      3,478     130,802
 #*Aedes SpA................................................  1,494,875     212,576
  *Aeffe SpA................................................     76,830      66,825
   Aeroporto de Firenze SpA.................................     17,390     200,124
   Alerion Cleanpower SpA...................................     74,701     381,267
   Amplifon SpA.............................................    244,354   1,340,021
   Ansaldo STS SpA..........................................    321,559   2,841,806
 #*Arnoldo Mondadori Editore SpA............................    419,339     619,527
   Ascopiave SpA............................................    147,699     234,211
   Astaldi SpA..............................................    228,281   1,768,590
   Autogrill SpA............................................    401,712   3,999,935
   Azimut Holding SpA.......................................    454,770   4,467,764
  #Banca Carige SpA.........................................    523,885     547,660
  #Banca Finnat Euramerica SpA..............................    685,945     242,042
   Banca Generali SpA.......................................    148,130   1,812,165
   Banca IFIS SpA...........................................    102,347     639,064
  #Banca Piccolo Credito Valtellinese Scarl.................    881,863   1,322,486
   Banca Popolare dell'Emilia Romagna Scarl.................  1,035,411   6,361,484
  *Banca Popolare dell'Etruria e del Lazio Scarl............    244,497     400,655
  #Banca Popolare di Milano Scarl........................... 12,252,921   6,032,738
  #Banca Popolare di Sondrio Scarl..........................  1,122,536   7,563,379
   Banca Profilo SpA........................................    732,338     250,740
   Banco di Desio e della Brianza SpA.......................    232,296     839,041
   Banco Popolare Scarl.....................................  2,127,262   3,163,403
  #BasicNet SpA.............................................    105,627     295,072
  #Beghelli SpA.............................................    427,981     255,502
  *Biesse SpA...............................................     54,004     241,652
   Bonifica Terreni Ferraresi e Imprese Agricole SpA........     10,867     477,896
   Brembo SpA...............................................    162,145   1,839,056
  *Brioschi Sviluppo Immobiliare SpA........................    174,780      22,831
 #*Buongiorno SpA...........................................    395,420     846,458
  *Buzzi Unicem SpA.........................................    291,869   2,971,708
  #C.I.R. SpA--Compagnie Industriali Riunite................  1,627,217   2,222,273
   Cairo Communication SpA..................................     68,391     287,440
   Caltagirone Editore SpA..................................      6,277       8,063
   Caltagirone SpA..........................................    246,310     476,334
  *Carraro SpA..............................................    113,633     263,323
   Cembre SpA...............................................     40,330     321,801
   Cementir Holding SpA.....................................    336,239     662,649
  *Class Editore SpA........................................    162,430      49,478
  #Credito Artigiano SpA....................................    361,183     420,027
   Credito Bergamasco SpA...................................    129,374   2,976,936
   Credito Emiliano SpA.....................................    376,390   1,540,951
   CSP International Fashion Group SpA......................     11,858      13,085

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
ITALY -- (Continued)
  *Dada SpA.................................................     3,734 $   11,738
  *d'Amico International Shipping S.A.......................   133,519     84,622
  #Danieli & Co. SpA........................................    58,099  1,649,069
   Datalogic SpA............................................    58,386    563,873
   Davide Campari--Milano SpA...............................   811,156  5,734,933
  *DeA Capital SpA..........................................   241,155    450,045
  *Delclima SpA.............................................   292,772    171,720
  #De'Longhi SpA............................................   305,654  4,309,022
   DiaSorin SpA.............................................    77,818  2,052,121
  *EEMS Italia SpA..........................................   101,107     55,171
  *EI Towers SpA............................................    39,294    971,027
   Elica SpA................................................    30,531     28,708
   Emak SpA.................................................    57,399     36,959
   Engineering Ingegneria Informatica SpA...................    15,735    441,548
   ERG SpA..................................................   242,145  1,824,828
   Esprinet SpA.............................................   104,855    465,748
  *Eurotech SpA.............................................   103,698    183,292
  #Falck Renewables SpA.....................................   452,790    520,450
  *Fiera Milano SpA.........................................    37,863    193,015
  *Finmeccanica SpA.........................................   830,614  3,573,017
 #*Fondiaria--Sai SpA.......................................   374,675    461,283
  *Gas Plus SpA.............................................    11,788     76,175
   Gefran SpA...............................................    32,485    146,095
 #*Gemina SpA............................................... 2,562,430  2,190,437
   Geox SpA.................................................   305,569    984,983
  *Gruppo Ceramiche Ricchetti SpA...........................    44,408     10,419
   Gruppo Editoriale L'Espresso SpA.........................   670,242    905,511
   Gruppo MutuiOnline SpA...................................    51,809    231,524
   Hera SpA................................................. 1,822,830  2,740,937
  *I Grandi Viaggi SpA......................................    98,547     75,062
   Immsi SpA................................................   743,533    556,118
   Impregilo SpA............................................ 1,252,064  4,947,773
   Indesit Co. SpA..........................................   185,473  1,078,929
   Industria Macchine Automatiche SpA.......................    58,626  1,075,559
   Industria Romagnola Conduttori Elettrici SpA.............    43,452    106,369
   Intek SpA................................................   267,440    128,028
   Interpump Group SpA......................................   255,327  2,279,964
   Iren SpA................................................. 1,758,434  1,163,517
   Isagro SpA...............................................    10,591     30,338
  #Italcementi SpA..........................................   279,135  1,755,034
   Italmobiliare SpA........................................    46,873    888,588
 #*Juventus Football Club SpA...............................   787,920    252,772
  *Kerself SpA..............................................    35,065     67,843
   KME Group SpA............................................ 1,654,192    675,666
   Landi Renzo SpA..........................................   203,171    431,647
  *Lottomatica SpA..........................................   185,318  3,428,398
   Maire Tecnimont SpA......................................   601,549    526,557
  #Marcolin SpA.............................................    60,205    286,356
 #*Mariella Burani SpA......................................    32,721         --
   Marr SpA.................................................   132,607  1,435,912
  *Mediaset SpA.............................................   124,994    297,502
   Mediolanum SpA...........................................   634,523  2,601,804
 #*Milano Assicurazioni SpA................................. 2,324,306    774,465
  *Molecular Medicine SpA...................................   310,001    195,409
  *Monrif SpA...............................................   315,834    119,214
  *Montefibre SpA...........................................   108,372     12,236
   Nice SpA.................................................    40,071    149,967
  *Pagnossin SpA............................................     9,000         --
  *PanariaGroup Industrie Ceramiche SpA.....................    36,227     44,181
   Piaggio & C. SpA.........................................   547,514  1,655,214
 #*Pininfarina SpA..........................................    82,321    418,924

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
ITALY -- (Continued)
   Piquadro SpA.............................................     7,354 $     15,454
   Pirelli & Co. SpA........................................   362,875    4,421,505
  *Poltrona Frau SpA........................................   140,932      194,360
 #*Prelios SpA.............................................. 2,389,900      503,660
 #*Premafin Finanziaria SpA.................................   961,257      288,656
  *Prima Industrie SpA......................................        88        1,197
   Prysmian SpA.............................................   653,038   10,637,244
 #*RCS MediaGroup SpA.......................................   450,383      395,307
   Recordati SpA............................................   408,182    2,841,947
   Reply SpA................................................    12,998      293,222
  *Retelit SpA..............................................   113,922       52,074
  *Richard-Ginori 1735 SpA..................................     8,489          903
   Sabaf SpA................................................    24,109      357,709
  #SAES Getters SpA.........................................    30,068      311,550
  *Safilo Group SpA.........................................   140,163      919,726
  *Saras SpA................................................ 1,269,180    1,603,450
   SAVE SpA.................................................     9,323       78,269
  *Screen Service Broadcasting Technologies SpA.............   152,715       54,460
 #*Seat Pagine Gialle SpA................................... 2,988,837      158,714
  *Snai SpA.................................................    95,483      166,940
   Societa Cattolica di Assicurazioni Scrl..................   180,734    3,393,667
  #Societa Iniziative Autostradali e Servizi SpA............   220,635    1,382,386
  #Sogefi SpA...............................................   186,290      506,553
   Sol SpA..................................................   166,511      903,584
  *Sorin SpA................................................ 1,151,064    2,160,962
  *Stefanel SpA.............................................   112,528       38,967
   Tamburi Investment Partners SpA..........................    37,478       77,443
 #*Telecom Italia Media SpA................................. 1,649,819      329,066
 #*Tiscali SpA.............................................. 3,437,478      160,873
   Tod's SpA................................................    47,508    5,473,964
   Trevi Finanziaria SpA....................................   138,583      780,934
  *Uni Land SpA.............................................    51,835           --
  *Unipol Gruppo Finanziario SpA............................    32,951      992,552
   Vianini Industria SpA....................................    59,070       93,847
   Vianini Lavori SpA.......................................   175,180      754,635
   Vittoria Assicurazioni SpA...............................   121,346      760,410
  *Yoox SpA.................................................   143,444    2,052,687
   Zignago Vetro SpA........................................    64,218      448,912
                                                                       ------------
TOTAL ITALY.................................................            166,858,119
                                                                       ------------
NETHERLANDS -- (4.3%)
   Aalberts Industries NV...................................   403,971    7,752,781
   Accell Group NV..........................................    78,668    1,584,085
  *AFC Ajax NV..............................................    18,134      172,664
  *AMG Advanced Metallurgical Group NV......................   137,180    1,397,646
  #Amsterdam Commodities NV.................................    65,981    1,115,636
   APERAM NV................................................   124,657    2,111,566
   Arcadis NV...............................................   201,202    4,662,676
  #ASM International NV.....................................   205,174    7,263,574
  *Atag Group NV............................................     4,630        1,777
  *Ballast Nedam NV.........................................       702       12,091
   Batenburg Techniek NV....................................    10,106      215,679
  #BE Semiconductor Industries NV...........................   147,135    1,174,184
   Beter Bed Holding NV.....................................    73,902    1,506,548
 #*BinckBank NV.............................................   250,785    2,375,911
  #Brunel International NV..................................    51,660    2,421,272
  *Crown Van Gelder NV......................................    17,878      112,983
   CSM NV...................................................   271,908    3,838,156
   Delta Lloyd NV...........................................    91,074    1,535,987
   DOCdata NV...............................................    22,463      337,577
  #Exact Holding NV.........................................    62,140    1,494,156

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THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
NETHERLANDS -- (Continued)
  *Grontmij NV..............................................    78,097 $    538,306
   Heijmans NV..............................................    66,281      651,365
   Hunter Douglas NV........................................     8,755      376,213
  #Imtech NV................................................   304,306    8,605,181
  *Kardan NV................................................   122,078      186,430
   KAS Bank NV..............................................    50,870      555,274
   Kendrion NV..............................................    39,829      957,405
   Koninklijke Bam Groep NV.................................   989,959    3,524,133
   Koninklijke Ten Cate NV..................................   127,590    3,895,561
  #Koninklijke Wessanen NV..................................   328,280      980,956
  *LBi International NV.....................................   266,099      939,602
   Macintosh Retail Group NV................................    52,629      652,402
   Mediq NV.................................................   261,464    3,468,743
   Nederlandsche Apparatenfabriek NV........................    28,810      950,643
   Nutreco NV...............................................   152,966   11,117,129
 #*Ordina NV................................................   265,209      314,670
 #*Pharming Group NV........................................ 1,210,244       86,384
   PostNL NV................................................ 1,050,062    4,569,356
  *Roto Smeets Group NV.....................................    11,826      153,972
   Royal Reesink NV.........................................     1,428      153,169
   SBM Offshore NV..........................................   380,277    6,922,206
   Sligro Food Group NV.....................................    99,872    3,034,419
  *SNS Reaal Groep NV.......................................   705,718    1,394,791
   Stern Groep NV...........................................     1,105       28,003
   Telegraaf Media Groep NV.................................   163,704    2,015,281
   TKH Group NV.............................................   142,816    3,770,264
  *TomTom NV................................................   547,355    2,729,778
  #Unit 4 NV................................................   109,439    3,198,262
   USG People NV............................................   300,427    2,842,199
  *Wavin NV.................................................   168,212    2,338,111
  *Xeikon NV................................................    60,525      231,290
                                                                       ------------
TOTAL NETHERLANDS...........................................            112,268,447
                                                                       ------------
NORWAY -- (2.9%)
  #ABG Sundal Collier Holding ASA...........................   887,608      687,614
  #Acta Holding ASA.........................................   588,069      129,473
   AF Gruppen ASA...........................................     2,718       25,881
  *Aktiv Kapital ASA........................................    82,564      434,063
  *Algeta ASA...............................................    77,466    1,832,102
  *Archer, Ltd..............................................   250,707      524,355
   Arendals Fosse Kompani ASA...............................        90       26,624
   Atea ASA.................................................   249,039    2,653,129
   Austevoll Seafood ASA....................................   298,227    1,092,981
   Bonheur ASA..............................................    68,100    1,530,257
   BW Offshore, Ltd......................................... 1,139,729    1,583,145
   BWG Homes ASA............................................   274,257      558,373
   Cermaq ASA...............................................   265,931    3,633,951
  *Clavis Pharma ASA........................................    90,781    1,014,825
  *Copeinca ASA.............................................    76,559      469,318
  *Deep Sea Supply P.L.C....................................   337,427      739,117
  *Det Norske Oljeselskap ASA...............................   166,301    2,393,164
  *DNO International ASA.................................... 3,379,836    5,366,884
  *Dockwise, Ltd............................................    43,895      872,172
  *DOF ASA..................................................   149,503    1,043,642
  *Eitzen Chemical ASA......................................   297,422        3,638
   Ekornes ASA..............................................   110,784    1,822,063
  *Electromagnetic GeoServices ASA..........................   401,422    1,268,752
  *Eltek ASA................................................ 1,292,456      863,451
  *EVRY ASA.................................................   266,739      602,881
   Farstad Shipping ASA.....................................    59,843    1,778,623
 #*Frontline, Ltd...........................................   155,170    1,029,829

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
NORWAY -- (Continued)
  *Funcom NV................................................     89,130 $   301,653
   Ganger Rolf ASA..........................................     54,510   1,111,362
   Golar LNG, Ltd...........................................     18,891     698,464
   Golden Ocean Group, Ltd..................................    994,173     900,941
  *Grieg Seafood ASA........................................    122,305     127,591
  *Havila Shipping ASA......................................     22,400     201,063
  *Hurtigruten ASA..........................................    705,408     509,000
  *Intex Resources ASA......................................     45,445      66,908
  *Jason Shipping ASA.......................................      5,820       2,261
  *Kongsberg Automotive Holding ASA.........................  1,766,658     616,899
   Kongsberg Gruppen ASA....................................     12,854     248,189
  *Kvaerner ASA.............................................    445,155   1,316,411
  *Leroey Seafood Group ASA.................................     62,467     980,901
 #*Natural ASA..............................................    476,318     100,494
   Nordic Semiconductor ASA.................................    552,272   1,911,209
  *Norse Energy Corp. ASA...................................    540,000      23,586
 #*Norske Skogindustrier ASA Series A.......................    282,332     282,232
   Northern Offshore, Ltd...................................    305,033     621,083
 #*Norwegian Air Shuttle ASA................................     75,844   1,281,127
  *Norwegian Energy Co. ASA.................................    720,771     905,925
   Odfjell ASA Series A.....................................    138,810     841,838
   Olav Thon Eiendomsselskap ASA............................     12,852   1,986,340
 #*Opera Software ASA.......................................    295,148   1,907,280
  *Panoro Energy ASA........................................    298,351     207,491
  *PCI Biotech Holding ASA..................................      3,157      20,962
  *Petrolia ASA.............................................    696,009      85,281
 #*Photocure ASA............................................     33,907     236,461
  *Pronova BioPharma ASA....................................    669,131     838,136
   Prosafe ASA..............................................    498,418   3,893,984
  *Q-Free ASA...............................................    112,920     511,062
  *Renewable Energy Corp. ASA...............................  1,116,383     637,840
   Salmar ASA...............................................     16,094      84,240
 #*Scana Industrier ASA.....................................    548,479     191,166
  *Sevan Marine ASA.........................................     95,432     225,295
  *Siem Offshore, Inc. ASA..................................    321,728     607,272
  #Solstad Offshore ASA.....................................     57,727   1,085,628
  *Songa Offshore SE........................................    845,806   2,915,955
   SpareBanken 1 SMN........................................    378,039   2,338,654
   Stolt-Nielsen, Ltd.......................................     27,773     496,596
  #Tomra Systems ASA........................................    625,413   4,881,398
  *TTS Marine ASA...........................................    115,779     359,992
   Veidekke ASA.............................................    327,908   2,758,349
   Wilh Wilhelmsen Holding ASA..............................     62,749   1,593,276
                                                                        -----------
TOTAL NORWAY................................................             74,892,102
                                                                        -----------
PORTUGAL -- (0.8%)
   Altri SGPS SA............................................    510,277     735,612
 #*Banco BPI SA.............................................  1,997,111   1,064,547
 #*Banco Comercial Portugues SA............................. 10,992,333   1,542,960
  #Banco Espirito Santo SA..................................  1,745,899   1,479,006
  *Banif SGPS SA............................................    686,791     154,508
 #*Brisa SA.................................................    795,552   2,787,227
   Corticeira Amorim SGPS SA................................    223,729     411,681
   Ibersol SGPS SA..........................................     20,401     119,810
  *Impresa SGPS SA..........................................    369,303     185,920
  *INAPA--Investimentos Participacoes e Gestao SA...........    232,518      43,121
   Mota-Engil SGPS SA.......................................    359,581     592,247
   Novabase SGPS SA.........................................     65,729     186,191
  *ParaRede SGPS SA.........................................     66,955       9,721
  *Portucel-Empresa Produtora de Pasta de Papel SA..........    825,664   2,094,092
   Redes Energeticas Nacionais SA...........................    779,689   2,061,761

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
PORTUGAL -- (Continued)
  *SAG GEST--Solucoes Automovel Globais SGPS SA.............    251,556 $   147,285
  *Sociedade de Investimento e Gestao SGPS SA...............    275,936   1,984,265
  *Sonae Capital SGPS SA....................................     41,386      10,411
  *Sonae Industria SGPS SA..................................    443,755     342,345
  #Sonae SGPS SA............................................  3,277,402   1,778,755
   Sonaecom SGPS SA.........................................    565,634     907,801
  *Sumol & Compal SA........................................     67,967     106,285
   Teixeira Duarte SA.......................................    734,737     203,992
   Toyota Caetano Portugal SA...............................     53,308     148,184
   Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA................................................    621,293   2,096,649
                                                                        -----------
TOTAL PORTUGAL..............................................             21,194,376
                                                                        -----------
SPAIN -- (3.9%)
 #*Abengoa SA...............................................    182,300   2,790,487
  *Adolfo Dominguez SA......................................     20,351     110,794
   Almirall SA..............................................    212,803   1,828,388
 #*Amper SA.................................................     96,925     225,596
   Antena 3 de Television SA................................    307,606   1,631,274
  *Azkoyen SA...............................................     70,532     161,730
   Banco de Sabadell SA Convertible Shares..................    212,446     688,975
   Banco Popular Espanol SA.................................    387,781   1,240,086
  #Bankinter SA.............................................  1,006,147   4,488,478
  *Baron de Ley SA..........................................     13,910     772,984
   Bolsas y Mercados Espanoles SA...........................    261,471   6,163,042
   Caja de Ahorros del Mediterraneo SA......................    116,412          --
   Campofrio Food Group SA..................................     95,179     795,035
 #*Cementos Portland Valderrivas SA.........................     45,565     322,188
   Cie Automotive SA........................................    128,379     953,263
  *Codere SA................................................     73,816     587,859
   Compania Vinicola del Norte de Espana SA.................     16,119     320,095
   Construcciones y Auxiliar de Ferrocarriles SA............      7,518   4,019,610
  *Corporacion Dermoestetica SA.............................     19,777       9,686
  *Deoleo SA................................................  1,403,240     641,671
   Dinamia Capital Privado Sociedad de Capital Riesgo SA....     20,213     101,073
  *Distribuidora Internacional de Alimentacion SA...........     96,278     462,254
   Duro Felguera SA.........................................    276,209   1,704,916
   Ebro Foods SA............................................    366,156   6,478,167
   Elecnor SA...............................................    198,254   2,391,187
  *Ercros SA................................................    303,863     170,723
   Faes Farma SA............................................    749,048   1,285,792
  *Fersa Energias Renovables SA.............................     93,691      57,331
   Fluidra SA...............................................     51,323     146,448
  #Fomento de Construcciones y Contratas SA.................     48,395     828,008
   Gamesa Corp Tecnologica SA...............................  1,081,002   2,944,947
  *General de Alquiler de Maquinaria SA.....................     23,081      17,109
  *Grifols SA...............................................      1,193      30,038
   Grupo Catalana Occidente SA..............................    172,781   2,430,192
   Grupo Empresarial Ence SA................................    867,472   2,038,378
 #*Grupo Ezentis SA.........................................  1,009,562     204,084
  *Grupo Tavex SA...........................................    244,131     109,564
   Iberpapel Gestion SA.....................................     25,850     437,316
  #Indra Sistemas SA........................................    427,278   4,436,590
  *Inmobiliaria Colonial SA.................................    108,920     177,636
   Inmobiliaria del Sur SA..................................      2,902      21,081
  *Jazztel P.L.C............................................    869,824   5,838,998
 #*La Seda de Barcelona SA Series B......................... 10,928,289     260,417
   Laboratorios Farmaceuticos Rovi SA.......................     56,046     370,955
   Mediaset Espana Comunicacion SA..........................    703,714   3,203,347
  #Melia Hotels International SA............................    232,123   1,388,050
   Miquel y Costas & Miquel SA..............................     35,187     981,207
  *Natra SA.................................................    109,456     138,035

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
SPAIN -- (Continued)
  *Natraceutical SA.........................................   637,667 $    113,950
 #*NH Hoteles SA............................................   521,131    1,715,172
  *Nicolas Correa SA........................................    14,385       16,481
   Obrascon Huarte Lain SA..................................   156,475    3,961,478
   Papeles y Cartones de Europa SA..........................   226,938      727,267
   Pescanova SA.............................................    43,729    1,317,515
   Prim SA..................................................    39,424      190,889
 #*Promotora de Informaciones SA Series A................... 1,234,983      597,610
  #Prosegur Cia de Seguridad SA.............................    87,574    5,009,056
  *Quabit Inmobiliaria SA...................................   469,834       33,067
  *Realia Business SA.......................................   297,777      332,596
  *Renta Corp Real Estate SA................................    19,428       20,673
  *Reyal Urbis SA...........................................    24,393        8,865
  #Sacyr Vallehermoso SA....................................   420,984      760,858
  *Service Point Solutions SA...............................   727,483      134,032
  *Sociedad Nacional Industrias Aplicaciones Celulosa
    Espanola SA.............................................   227,522      240,649
   Solaria Energia y Medio Ambiente SA......................   231,009      214,543
   Tecnicas Reunidas SA.....................................   117,058    4,570,564
   Telecomunicaciones y Energia SA..........................   146,125      334,094
 #*Tubacex SA...............................................   427,191    1,078,233
   Tubos Reunidos SA........................................   453,545    1,054,007
   Unipapel SA..............................................    47,385      602,658
  *Vertice Trescientos Sesenta Grados SA....................    41,154        5,166
   Vidrala SA...............................................    73,575    1,791,594
   Viscofan SA..............................................   185,838    8,411,849
  *Vocento SA...............................................   196,990      492,385
  *Vueling Airlines SA......................................    60,195      382,254
 #*Zeltia SA................................................   699,944    1,370,940
                                                                       ------------
TOTAL SPAIN.................................................            101,893,529
                                                                       ------------
SWEDEN -- (8.4%)
   Aarhuskarlshamn AB.......................................   101,773    3,428,889
   Acando AB................................................   251,386      546,493
 #*Active Biotech AB........................................   163,672    1,092,358
  #AddNode AB...............................................    19,348      104,527
  #AddTech AB Series B......................................    68,656    1,885,387
   AF AB Series B...........................................   125,598    2,539,104
 #*Alliance Oil Co., Ltd. SDR...............................   248,877    2,335,864
  *Anoto Group AB...........................................    80,683       31,904
  *Arise Windpower AB.......................................    15,632       77,835
   Aros Quality Group AB....................................    41,400      266,010
   Atrium Ljungberg AB Series B.............................    31,000      369,371
  #Avanza Bank Holding AB...................................    77,172    1,846,760
   Axfood AB................................................    94,702    3,445,789
  #Axis Communications AB...................................   183,851    4,624,176
   B&B Tools AB Series B....................................    92,979      828,139
  *BE Group AB..............................................   206,972      728,885
  #Beiger Electronics AB....................................    53,856      575,624
   Beijer Alma AB...........................................    77,858    1,412,131
  *Bergs Timber AB Series B.................................     6,274       12,232
  *Betsson AB...............................................   114,813    3,768,088
   Bilia AB Series A........................................   113,425    2,181,137
   Billerud AB..............................................   369,172    3,574,081
   BioGaia AB Series B......................................    54,075    1,788,952
 #*BioInvent International AB...............................   209,444      509,495
   Biotage AB...............................................   143,915      156,975
  *Bjorn Borg AB............................................    81,716      493,506
  *Black Earth Farming, Ltd. AB.............................    30,513       46,330
   Bong Ljungdahl AB........................................    24,800       50,087
  *Boras Waefveri AB Series B...............................     6,564        1,289
   Brinova Fastigheter AB...................................        98        1,519

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
SWEDEN -- (Continued)
 #*Bure Equity AB...........................................   284,971 $  792,255
  *Byggmax Group AB.........................................   136,521    863,119
   Cantena AB...............................................    56,202    510,123
   Castellum AB.............................................   585,573  7,414,723
  *Catella AB...............................................   223,058    242,746
  *CDON Group AB............................................   228,045  1,677,195
   Clas Ohlson AB Series B..................................   148,475  2,190,023
  *Cloetta AB...............................................    54,749    121,749
  *Concentric AB............................................   189,743  1,708,665
   Concordia Maritime AB Series B...........................    78,854    148,484
   Connecta AB..............................................    37,403    344,261
  *Consilium AB Series B....................................     9,903     22,844
   CyberCom Group AB........................................    49,332     89,872
  *Dedicare AB Series B.....................................    14,175     64,767
  *Diamyd Medical AB........................................    17,274     27,051
   DORO AB..................................................    94,695    368,298
   Duni AB..................................................   134,169  1,231,357
   East Capital Explorer AB.................................    47,726    371,086
   Elekta AB Series B.......................................   174,406  8,820,215
  *Enea AB..................................................    57,649    336,703
  *Enea AB Redemption Shares................................    57,649     68,188
 #*Eniro AB.................................................   389,101    637,876
   Fabege AB................................................   518,171  4,374,874
  #Fagerhult AB.............................................    18,323    547,914
  *Fastighets AB Balder Series B............................   262,823  1,280,685
   Fenix Outdoor AB.........................................     6,455    169,665
   G & L Beijer AB Series B.................................    29,411  1,105,559
  *Global Health Partner AB.................................       827        850
   Gunnebo AB...............................................   181,949    792,193
  *Hakon Invest AB..........................................   192,353  2,808,768
  #Haldex AB................................................   196,886  1,229,063
   Heba Fastighets AB Series B..............................    43,722    410,432
   Hexpol AB................................................    90,957  3,372,278
 #*HIQ International AB.....................................   213,698  1,164,678
   HMS Networks AB..........................................     7,040    117,930
   Hoganas AB Series B......................................   105,467  4,091,451
   Holmen AB Series B.......................................   220,759  5,863,748
  *HQ AB....................................................    47,592      8,335
   Hufvudstaden AB Series A.................................   189,483  2,036,050
   Husqvarna AB Series A....................................    29,526    169,793
   Husqvarna AB Series B....................................   615,142  3,541,813
   Industrial & Financial Systems AB Series B...............    83,246  1,426,930
   Indutrade AB.............................................    49,562  1,599,911
  #Intrum Justitia AB.......................................   244,105  3,699,477
   JM AB....................................................   339,516  6,289,332
  *KappAhl AB...............................................   574,908    560,950
  *Karo Bio AB.............................................. 1,093,587     40,688
 #*Klovern AB...............................................   387,861  1,355,708
  #KNOW IT AB...............................................    75,523    713,146
  *Kungsleden AB............................................   544,192  3,348,863
   Lagercrantz Group AB Series B............................    76,298    625,131
   Lennart Wallenstam Byggnads AB Series B..................   385,959  3,848,503
  *Lindab International AB..................................   286,784  2,338,800
   Loomis AB Series B.......................................   275,497  3,723,725
  *Lundin Petroleum AB......................................   355,036  7,067,087
   Meda AB Series A.........................................   831,147  8,219,556
  *Medivir AB Series B......................................    84,833    822,171
   Mekonomen AB.............................................    79,003  2,527,137
  *Micronic Mydata AB.......................................   390,070    867,157
   MQ Holding AB............................................    35,336    131,734
  *NCC AB Series A..........................................    22,210    419,782

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
SWEDEN -- (Continued)
  #NCC AB Series B..........................................   318,836 $  6,266,249
   Nederman Holding AB......................................     3,347       62,003
  *Net Entertainment NE AB..................................   113,817    1,125,004
  *Net Entertainment NE AB Redemption Shares................   113,817       33,698
 #*Net Insight AB Series B.................................. 1,189,130      369,016
   New Wave Group AB Series B...............................   196,069      857,695
   NIBE Industrier AB Series B..............................   294,450    4,649,625
  *Nobia AB.................................................   666,139    2,672,528
  #Nolato AB Series B.......................................    82,493      834,487
  *Nordic Mines AB..........................................    88,922      501,830
  #Nordnet AB Series B......................................   338,434    1,094,867
  *Observer AB..............................................    11,445       66,742
   OEM International AB Series B............................    44,818      489,722
 #*Opcon AB.................................................    55,670       15,344
  *Orexo AB.................................................    76,505      268,742
   Oriflame Cosmetics SA SDR................................   138,296    4,964,287
  *PA Resources AB.......................................... 2,515,097      589,716
  *Partnertech AB...........................................    28,800      141,189
   Peab AB Series B.........................................   639,976    3,339,506
   Poolia AB Series B.......................................    29,472       65,605
  #Pricer AB Series B.......................................   395,913      718,524
   ProAct IT Group AB.......................................    31,571      554,937
  *Probi AB.................................................    19,442      188,844
   Proffice AB Series B.....................................   231,361      833,592
   RaySearch Laboratories AB................................    72,721      265,693
   Readsoft AB Series B.....................................    87,941      255,306
 #*Rederi AB Transatlantic..................................   112,133      149,109
  *Rezidor Hotel Group AB...................................   308,517    1,219,826
  *RNB Retail & Brands AB...................................   411,548      176,337
  #Rottneros AB.............................................   207,512       70,986
  #Saab AB Series B.........................................   208,302    3,464,315
   Sagax AB.................................................     3,119       83,819
   Sandvik AB...............................................     3,242       51,256
 #*SAS AB...................................................   573,665      707,344
  *Sectra AB................................................    22,800      145,774
   Securitas AB Series B....................................   254,999    2,335,294
  *Semcon AB................................................    53,850      397,682
   Sigma AB Series B........................................    20,898       18,857
   Sintercast AB............................................    13,048      105,908
   Skistar AB...............................................    97,008    1,155,534
   SSAB AB Series A.........................................   351,239    3,580,816
   SSAB AB Series B.........................................    61,649      544,614
  *Studsvik AB..............................................    18,826      117,058
   Sweco AB Series B........................................   187,009    1,971,218
  *Swedish Orphan Biovitrum AB..............................   492,115    1,602,787
  *Swedol AB Class B........................................    29,796      130,396
   Systemair AB.............................................    17,656      224,132
  *TradeDoubler AB..........................................   181,607      689,979
   Trelleborg AB Series B...................................   970,775   11,131,201
   Unibet Group P.L.C. SDR..................................   107,106    3,057,148
   Uniflex AB Series B......................................    17,950       95,960
   VBG AB Series B..........................................       137        1,750
   Vitrolife AB.............................................    53,769      421,513
   Wihlborgs Fastigheter AB.................................   233,969    3,250,031
                                                                       ------------
TOTAL SWEDEN................................................            217,611,799
                                                                       ------------
SWITZERLAND -- (12.6%)
   Acino Holding AG.........................................    11,694    1,533,740
  *Addex Pharmaceuticals, Ltd...............................     1,491       15,632
   Advanced Digital Broadcast Holdings SA...................     2,024       24,507
  *Affichage Holding SA.....................................     5,703    1,006,217

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
SWITZERLAND -- (Continued)
   AFG Arbonia-Forster Holding AG...........................  46,165 $   966,325
  *Allreal Holding AG.......................................  35,456   5,560,862
   ALSO-Actebis Holding AG..................................  16,195     732,262
   Aryzta AG................................................ 234,309  11,802,736
   Ascom Holding AG......................................... 160,822   1,514,133
   Austriamicrosystems AG...................................  35,754   2,882,211
  *Autoneum Holding AG......................................  15,956     879,643
  #Bachem Holdings AG.......................................  24,136     965,822
   Baloise Holding AG.......................................   9,650     747,336
   Bank Coop AG.............................................  31,671   2,162,338
   Bank Sarasin & Cie AG Series B........................... 182,505   5,633,045
   Banque Cantonale de Geneve SA............................   4,021     922,050
   Banque Cantonale du Jura SA..............................   4,442     321,551
   Banque Cantonale Vaudoise AG.............................   6,396   3,620,126
   Banque Privee Edmond de Rothschild SA....................     157   4,237,253
   Barry Callebaut AG.......................................   3,930   3,783,414
   Basellandschaftliche Kantonalbank AG.....................     231     337,256
  *Basilea Pharmaceutica AG.................................  22,699   1,158,148
 #*Basler Kantonalbank AG...................................     192      23,983
   Belimo Holdings AG.......................................   1,851   3,663,101
   Bell AG..................................................     110     229,795
   Bellevue Group AG........................................  27,519     347,429
   Berner Kantonalbank AG...................................  23,232   6,526,266
  *BKW SA...................................................  27,437   1,058,001
  *Bobst Group AG...........................................  39,409   1,128,898
   Bossard Holding AG.......................................   8,386   1,275,869
   Bucher Industries AG.....................................  33,342   6,601,432
   Burckhardt Compression Holding AG........................   6,936   1,919,286
  *Burkhalter Holding AG....................................     999     308,054
   Calida Holding AG........................................   5,995     181,610
   Carlo Gavazzi Holding AG.................................   1,069     222,511
   Centralschweizerische Kraftwerke AG......................     137      50,591
   Cham Paper Holding AG....................................     774     133,075
   Charles Voegele Holding AG...............................  32,044     640,432
  *Cicor Technologies.......................................   4,889     162,830
   Cie Financiere Tradition SA..............................   7,526     568,830
  *Clariant AG.............................................. 699,758   8,908,753
   Coltene Holding AG.......................................  16,008     530,032
   Conzzeta AG..............................................   1,345   3,003,585
  *Cytos Biotechnology AG...................................     343         852
   Daetwyler Holding AG.....................................  29,754   2,557,530
  *Dufry AG.................................................  65,162   8,849,964
   EFG International AG..................................... 205,702   1,999,813
  *ELMA Electronic AG.......................................     472     222,898
   Emmi AG..................................................  13,244   2,829,167
   EMS-Chemie Holding AG....................................  27,777   5,467,052
  *Energiedienst Holding AG.................................  71,249   3,585,832
   Flughafen Zuerich AG.....................................  14,140   5,265,500
   Forbo Holding AG.........................................   6,314   4,568,444
  #Galenica Holding AG......................................  18,828  12,849,335
   GAM Holding AG........................................... 780,910  10,039,056
  *Gategroup Holding AG.....................................  80,879   2,742,831
   George Fisher AG.........................................  15,467   6,862,802
  *Gottex Fund Management Holdings, Ltd.....................     824       2,535
   Gurit Holding AG.........................................   1,489     862,398
   Helvetia Holding AG......................................  22,754   8,161,346
 #*Huber & Suhner AG........................................  31,986   1,393,553
   Implenia AG..............................................  49,733   1,657,247
  *Inficon Holding AG.......................................   4,954   1,121,577
  *Interroll Holding AG.....................................   2,404     874,043
   Intershop Holding AG.....................................   3,559   1,279,081

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
SWITZERLAND -- (Continued)
   Jungfraubahn Holding AG..................................     379 $    24,965
   Kaba Holding AG..........................................  11,858   4,645,525
  *Kardex AG................................................  21,055     410,459
   Komax Holding AG.........................................   9,976   1,013,611
  *Kudelski SA.............................................. 115,691     858,121
  *Kuoni Reisen Holding AG Series B.........................  13,284   4,794,944
   LEM Holding SA...........................................   3,667   1,958,679
   Liechtensteinische Landesbank AG.........................   8,881     359,197
 #*LifeWatch AG.............................................  55,532     554,004
  *Logitech International SA................................ 676,961   6,906,033
   Lonza Group AG........................................... 154,508   6,971,610
   Luzerner Kantonalbank AG.................................  17,399   6,326,247
   Metall Zug AG............................................     258   1,080,607
  *Meyer Burger Technology AG............................... 200,895   3,321,072
   Micronas Semiconductor Holding AG........................ 155,041   1,674,544
  *Mikron Holding AG........................................     585       3,698
  *Mobilezone Holding AG.................................... 119,357   1,296,357
   Mobimo Holding AG........................................  14,199   3,458,302
  *Myriad Group AG..........................................  61,229     270,805
   Nobel Biocare Holding AG................................. 478,680   5,901,176
  *OC Oerlikon Corp. AG..................................... 378,042   3,736,890
   Orascom Development Holding AG...........................   8,205     139,364
   Orell Fuessli Holding AG.................................   4,930     543,408
   Orior AG.................................................   5,248     286,847
  *Panalpina Welttransport Holding AG.......................  46,070   4,497,083
  *Parco Industriale e Immobiliare SA.......................     600       2,314
   Partners Group Holding AG................................  15,056   2,865,393
   Phoenix Mecano AG........................................   3,100   1,876,106
  *PSP Swiss Property AG.................................... 148,327  13,329,434
   PubliGroupe SA...........................................   2,266     337,103
  *Rieters Holdings AG......................................  15,956   2,778,535
   Romande Energie Holding SA...............................   2,714   3,555,595
   Schaffner Holding AG.....................................   2,066     569,878
  *Schmolz & Bickenbach AG.................................. 105,325     719,591
   Schweiter Technologies AG................................   4,191   2,475,507
   Schweizerische National-Versicherungs-Gesellschaft AG....  46,324   1,802,731
  *Siegfried Holding AG.....................................   8,325     954,140
   Societa Elettrica Sopracenerina SA.......................   2,340     487,045
   St. Galler Kantonalbank AG...............................  10,021   4,056,767
 #*Straumann Holding AG.....................................  22,897   3,804,718
   Sulzer AG................................................  61,232   8,818,601
  #Swiss Life Holding AG....................................  99,751  10,203,294
   Swisslog Holding AG...................................... 914,407     939,043
   Swissquote Group Holding SA..............................  47,450   1,745,272
   Tamedia AG...............................................  14,891   1,913,813
   Tecan Group AG...........................................  41,765   3,179,663
 #*Temenos Group AG......................................... 261,165   4,895,714
  *Tornos Holding AG........................................  38,028     398,084
  *U-Blox AG................................................  15,619     767,009
   Uster Technologies AG....................................   2,848     137,949
   Valartis Group AG........................................     936      15,463
   Valiant Holding AG.......................................  45,575   5,539,957
   Valora Holding AG........................................  12,202   2,558,688
   Vaudoise Assurances Holding SA...........................   3,219   1,010,191
   Verwaltungs und Privat-Bank AG...........................   7,758     661,698
   Vetropack Holding AG.....................................     381     718,174
   Villars Holding SA.......................................     150      81,294
 #*Von Roll Holding AG...................................... 178,803     443,348
  *Vontobel Holdings AG..................................... 121,104   3,072,952
   VZ Holding AG............................................     801      85,726
  *Walliser Kantonalbank AG.................................   1,416   1,349,329

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              SHARES      VALUE++
                                                             --------- --------------
SWITZERLAND -- (Continued)
   WMH Walter Meier Holding AG..............................     4,738 $    1,147,283
   Ypsomed Holdings AG......................................     6,746        408,742
   Zehnder Group AG.........................................    35,840      2,638,862
  *Zueblin Immobilien Holding AG............................   261,040        950,239
   Zuger Kantonalbank AG....................................       623      3,580,654
                                                                       --------------
TOTAL SWITZERLAND...........................................              329,393,273
                                                                       --------------
TOTAL COMMON STOCKS.........................................            2,089,983,817
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
SWEDEN -- (0.0%)
   Klovern AB...............................................     9,697        199,447
                                                                       --------------
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR...............................   122,950            163
  *Deceuninck NV STRIP VVPR.................................   247,412            327
  *Nyrstar NV STRIP VVPR....................................   178,031            470
  *RealDolmen NV STRIP VVPR (5640683).......................        20             --
  *RealDolmen NV STRIP VVPR (B3B08L5).......................     6,067              8
  *SAPEC SA STRIP VVPR......................................        75             70
   Tessenderlo Chemie NV STRIP VVPR.........................     3,985          1,053
  *Zenitel NV STRIP VVPR....................................     8,654             11
                                                                       --------------
TOTAL BELGIUM...............................................                    2,102
                                                                       --------------
DENMARK -- (0.0%)
  *Vestjysk Bank A.S. Rights 05/21/12.......................    29,541         27,858
                                                                       --------------
FRANCE -- (0.0%)
  *Groupe Go Sport SA Rights 05/09/12.......................     1,125            821
                                                                       --------------
GERMANY -- (0.0%)
  *Progress-Werk Oberkirch AG Rights 05/14/12...............     6,250             --
                                                                       --------------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA Rights 05/02/12.................. 1,745,899        991,437
                                                                       --------------
SWITZERLAND -- (0.0%)
  *Cytos Biotechnology AG Rights 05/10/12...................       343             67
                                                                       --------------
TOTAL RIGHTS/WARRANTS.......................................                1,022,285
                                                                       --------------


                                                               SHARES/
                                                                FACE
                                                               AMOUNT         VALUE+
                                                             ------------ --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (19.6%)
(S) @ DFA Short Term Investment Fund........................  510,000,000    510,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $967,183) to be repurchased at $948,225................ $        948        948,219
                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 510,948,219
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,636,410,543)....................................              $2,602,153,768
                                                                          ==============

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                             SHARES    VALUE++
                                                             ------- -----------
COMMON STOCKS -- (77.8%)
Consumer Discretionary -- (9.1%)
  *AlarmForce Industries, Inc...............................   4,310 $    41,449
   Astral Media, Inc. Class A............................... 197,447   9,757,921
   AutoCanada, Inc..........................................  20,477     219,726
 #*Ballard Power Systems, Inc............................... 559,352     804,049
   BMTC Group, Inc. Class A.................................  15,681     318,033
  *Brick, Ltd. (The)........................................ 186,885     637,549
  *Brookfield Residential Properties, Inc...................   9,440     108,940
   Cineplex, Inc............................................ 222,359   6,770,824
  *Coastal Contacts, Inc.................................... 234,745     653,489
   Cogeco Cable, Inc........................................  66,661   3,306,564
   Cogeco, Inc..............................................   7,042     365,484
  #Corus Entertainment, Inc. Class B........................ 304,900   7,518,716
   Dollarama, Inc...........................................  74,646   4,154,514
   Dorel Industries, Inc. Class B........................... 108,600   3,285,979
   easyhome, Ltd............................................   3,600      26,421
   Gamehost, Inc............................................   8,774     106,139
   Glacier Media, Inc....................................... 137,300     298,826
  *Glentel, Inc.............................................  63,964   1,107,237
  *Great Canadian Gaming Corp............................... 290,700   2,413,059
   Groupe Aeroplan, Inc..................................... 696,151   8,949,858
 #*Imax Corp................................................ 260,537   6,237,485
   Indigo Books & Music, Inc................................     746       6,948
   Le Chateau, Inc. Class A.................................  73,800     103,097
   Leon's Furniture, Ltd.................................... 143,275   1,741,897
   Linamar Corp............................................. 192,980   3,815,255
  *Martinrea International, Inc............................. 290,456   2,731,524
   MDC Partners, Inc. Class A...............................     300       3,128
 #*MEGA Brands, Inc.........................................  38,906     234,338
  *Mood Media Corp.......................................... 139,185     586,131
   Quebecor, Inc. Class B................................... 111,093   4,366,798
  *Reitmans Canada, Ltd.....................................  13,856     216,989
   Reitmans Canada, Ltd. Class A............................ 204,000   3,138,938
  #RONA, Inc................................................ 677,175   7,266,341
  *Sears Canada, Inc........................................  19,445     270,264
   Torstar Corp. Class B.................................... 234,377   2,434,285
   TVA Group, Inc. Class B..................................   7,000      59,665
  #Uni-Select, Inc..........................................  61,451   1,790,312
   Whistler Blackcomb Holdings, Inc.........................  15,242     166,638
                                                                     -----------
Total Consumer Discretionary................................          86,014,810
                                                                     -----------
Consumer Staples -- (2.5%)
   Alliance Grain Traders, Inc..............................  73,850     999,519
   Andrew Peller, Ltd. Class A..............................     400       4,073
  *Atrium Innovations, Inc.................................. 130,236   1,481,857
  *BioExx Specialty Proteins, Ltd........................... 540,917      79,398
   Canada Bread Co., Ltd....................................  14,021     674,189
   Colabor Group, Inc.......................................  72,224     563,696
   Corby Distilleries, Ltd. Class A.........................  68,358   1,121,020
  *Cott Corp................................................ 473,596   3,082,677
   High Liner Foods, Inc....................................   6,897     143,477
   Jean Coutu Group PJC, Inc. Class A (The)................. 120,474   1,725,674
   Liquor Stores N.A., Ltd..................................  73,656   1,325,711
   Maple Leaf Foods, Inc.................................... 375,500   4,907,329
   North West Co., Inc. (The)............................... 181,573   4,087,851
   Premium Brands Holdings Corp.............................  83,649   1,474,241
   Rogers Sugar, Inc........................................ 178,504   1,004,689
  *SunOpta, Inc............................................. 197,973   1,162,366

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
Consumer Staples -- (Continued)
  *Sun-Rype Products, Ltd...................................       100 $       600
                                                                       -----------
Total Consumer Staples                                                  23,838,367
                                                                       -----------
Energy -- (19.3%)
  *Advantage Oil & Gas, Ltd................................. 1,098,231   3,446,390
   Akita Drilling, Ltd. Class A.............................    42,000     429,417
   AltaGas, Ltd.............................................    95,368   3,086,415
  *Anderson Energy, Ltd.....................................   722,895     307,350
  *Angle Energy, Inc........................................   310,632   1,572,263
 #*Antrim Energy, Inc.......................................   664,756     558,534
 #*Arsenal Energy, Inc......................................   523,150     317,751
   AvenEx Energy Corp.......................................   168,033     656,585
 #*Bankers Petroleum, Ltd...................................   942,620   3,263,411
  *Bellatrix Exploration, Ltd...............................   569,051   2,413,650
  *Bengal Energy, Ltd.......................................       600         522
  *Birchcliff Energy, Ltd...................................   359,000   2,460,323
 #*BlackPearl Resources, Inc................................ 1,106,385   4,972,769
  *BNK Petroleum, Inc.......................................   284,419     354,138
   Bonterra Energy Corp.....................................    58,462   2,938,339
  *C&C Energia, Ltd.........................................    83,005     618,431
   Calfrac Well Services, Ltd...............................   132,064   3,622,953
  *Calmena Energy Services, Inc.............................   119,771      30,311
  *Calvalley Petroleum, Inc. Class A........................   347,439     597,911
 #*Canacol Energy, Ltd......................................   930,100     724,986
   Canadian Energy Services & Technology Corp...............   174,183   2,048,901
   Canyon Services Group, Inc...............................   167,262   1,881,137
   Cathedral Energy Services, Ltd...........................   132,933     765,692
  *CE Franklin, Ltd.........................................    20,400     187,510
  *Celtic Exploration, Ltd..................................   269,000   3,943,028
  *Cequence Energy, Ltd.....................................   442,773     699,221
  *Chinook Energy, Inc......................................   129,919     174,918
  *CIC Energy Corp..........................................    31,465      32,489
  *Compton Petroleum Corp...................................     5,126       8,251
 #*Connacher Oil & Gas, Ltd................................. 2,184,435   1,901,720
 #*Corridor Resources, Inc..................................   367,780     286,674
  *Crew Energy, Inc.........................................   416,069   2,948,305
  *Crocotta Energy, Inc.....................................   200,520     487,167
  *DeeThree Exploration, Ltd................................   243,092   1,131,977
  *Delphi Energy Corp.......................................   564,604     743,013
 #*Denison Mines Corp....................................... 2,168,583   3,973,412
   Enbridge Income Fund Holdings, Inc.......................   118,906   2,686,624
   Enerflex, Ltd............................................   279,959   3,460,343
   Ensign Energy Services, Inc..............................   226,952   3,280,735
  *Epsilon Energy, Ltd......................................   211,658     452,091
  *Equal Energy, Ltd........................................   110,003     321,819
   Essential Energy Services, Ltd...........................   442,856   1,089,376
  *Fairborne Energy, Ltd....................................   544,251   1,008,229
  *Flint Energy Services, Ltd...............................   189,506   4,778,655
 #*Forsys Metals Corp.......................................   109,974     109,100
  *Gran Tierra Energy, Inc.................................. 1,003,351   6,469,956
  *Guide Exploration, Ltd. Class A..........................   611,603   1,232,059
 #*Ivanhoe Energy, Inc......................................   974,849     878,287
  *Laramide Resources, Ltd..................................    20,368      22,062
  *Legacy Oil & Gas, Inc....................................   523,090   4,564,494
 #*Mega Uranium, Ltd........................................   796,410     185,427
  *MGM Energy Corp..........................................    19,000       3,702
   Mullen Group, Ltd........................................   292,057   6,326,892
   NAL Energy Corp..........................................   546,413   4,192,752
   Niko Resources, Ltd......................................    87,476   3,685,530
  *North American Energy Partners, Inc......................    60,356     238,895
 #*Nuvista Energy, Ltd......................................   481,347   1,530,019

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
Energy -- (Continued)
  *Open Range Energy Corp...................................   244,459 $    296,959
  *Pace Oil & Gas, Ltd......................................   185,403      882,112
  *Paramount Resources, Ltd. Class A........................    67,730    1,828,576
  *Parex Resources, Inc.....................................   141,627      775,626
   Parkland Fuel Corp.......................................   245,367    3,472,421
   Pason Systems, Inc.......................................   246,900    3,216,686
  *Pembina Pipeline Corp....................................    94,580    2,860,794
  *Perpetual Energy, Inc....................................   394,093      283,247
   PetroBakken Energy, Ltd. Class A.........................   207,305    3,000,923
 #*Petrobank Energy & Resources, Ltd........................   410,065    5,877,937
   Petrominerales, Ltd......................................   330,464    4,833,937
   Peyto Exploration & Development Corp.....................    99,046    1,689,452
   PHX Energy Services Corp.................................    60,532      586,416
   Poseidon Concepts Corp...................................   216,077    2,806,365
   Progress Energy Resources Corp...........................    98,266    1,081,289
   Pulse Seismic, Inc.......................................   266,280      590,326
  *Pure Energy Services, Ltd................................    22,100      172,263
 #*Questerre Energy Corp....................................   734,660      647,015
  *RMP Energy, Inc..........................................   476,126      915,766
  *Rock Energy, Inc.........................................   114,652      183,378
  *Savanna Energy Services Corp.............................   344,173    2,661,823
  *Secure Energy Services, Inc..............................   223,427    1,750,595
   ShawCor, Ltd. Class A....................................   222,500    7,196,310
  *Sonde Resources Corp.....................................   120,450      286,539
  *Southern Pacific Resource Corp........................... 1,523,609    2,421,487
  *SouthGobi Resources, Ltd.................................   455,682    3,155,201
 #*Sprott Resource Corp.....................................   398,799    1,663,260
  *Strad Energy Services, Ltd...............................     4,000       22,635
  *Surge Energy, Inc........................................   209,549    1,868,833
  *Terra Energy Corp........................................   115,780       45,710
  *Tethys Petroleum, Ltd....................................   327,989      292,180
   Total Energy Services, Inc...............................   122,973    1,831,182
  *TransGlobe Energy Corp...................................   263,608    3,618,489
  *Trican Well Service, Ltd.................................    65,600      948,954
   Trilogy Energy Corp......................................    16,193      447,834
   Trinidad Drilling, Ltd...................................   489,733    3,172,841
  *Tuscany International Drilling, Inc......................   268,542      190,291
   Twin Butte Energy, Ltd...................................   735,774    2,040,817
 #*UEX Corp.................................................   608,088      430,897
  *Uranium One, Inc.........................................   140,170      407,236
  *Ur-Energy, Inc...........................................   309,416      335,147
   Veresen, Inc.............................................   278,043    4,247,273
   Vero Energy, Inc.........................................   229,459      613,222
  *Westfire Energy, Ltd.....................................   181,637      946,936
  *Whitecap Resources, Inc..................................   441,282    3,975,715
  *Winstar Resources, Ltd...................................    78,401      230,953
  *Xtreme Drilling and Coil Services Corp...................   127,643      413,481
   Zargon Oil & Gas, Ltd....................................   104,007    1,363,457
   ZCL Composite, Inc.......................................    90,700      335,127
                                                                       ------------
Total Energy................................................            183,018,824
                                                                       ------------
Financials -- (6.9%)
   AGF Management, Ltd. Class B.............................   334,079    4,616,266
   Altus Group, Ltd.........................................    30,045      199,215
   Brookfield Real Estate Services, Inc.....................     8,075      113,378
   Canaccord Financial, Inc.................................   320,841    2,533,340
  #Canadian Western Bank....................................   271,572    7,887,231
 #*Cash Store Financial Services, Inc. (The)................    51,170      292,148
   Clairvest Group, Inc.....................................     1,900       33,890
   Davis & Henderson Corp...................................   235,099    4,507,542
  *EGI Financial Holdings, Inc..............................    14,650      130,802

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
Financials -- (Continued)
   E-L Financial Corp., Ltd.................................     891 $   381,078
   Equitable Group, Inc.....................................  52,295   1,531,502
  *Equity Financial Holdings, Inc...........................     800       8,034
   Fiera Capital Corp.......................................  36,300     319,694
   Firm Capital Mortgage Investment Corp....................   2,494      33,452
   First National Financial Corp............................  18,640     304,361
  *FirstService Corp........................................ 135,548   3,704,809
  *Genesis Land Development Corp............................  70,317     231,341
   Genworth MI Canada, Inc.................................. 139,831   2,906,039
   Gluskin Sheff & Associates, Inc..........................  61,507     952,632
   GMP Capital, Inc......................................... 264,670   1,647,741
   Guardian Capital Group, Ltd. Class A.....................  10,927     109,010
  #Home Capital Group, Inc.................................. 120,600   5,867,324
   Killam Properties, Inc................................... 204,278   2,783,400
  *Kingsway Financial Services, Inc......................... 223,835     149,548
   Laurentian Bank of Canada................................ 102,700   4,577,498
 #*Mainstreet Equity Corp...................................  12,477     313,614
   Melcor Developments, Ltd.................................  11,781     182,466
   MI Developments, Inc..................................... 182,598   6,454,747
  *Pacific & Western Credit Corp............................   8,800      13,451
  #Sprott Resource Lending Corp............................. 750,703   1,155,103
   Sprott, Inc.............................................. 249,056   1,132,015
   TMX Group, Inc........................................... 231,476  10,567,968
 #*Westaim Corp............................................. 200,381     135,907
                                                                     -----------
Total Financials............................................          65,776,546
                                                                     -----------
Health Care -- (1.8%)
 #*AEterna Zentaris, Inc.................................... 379,990     242,338
  *Bioniche Life Sciences, Inc..............................  46,000      23,283
 #*Burcon NutraScience Corp.................................  61,538     448,523
  *Cangene Corp............................................. 140,432     233,141
  *Cardiome Pharma Corp..................................... 278,700     155,170
   CML HealthCare, Inc...................................... 336,897   3,645,724
  *Helix BioPharma Corp.....................................  13,153      22,635
  *IMRIS, Inc...............................................  86,279     289,096
   Leisureworld Senior Care Corp............................  98,259   1,203,557
  #Nordion, Inc............................................. 464,108   4,237,743
 #*Oncolytics Biotech, Inc.................................. 205,321     748,247
  *Paladin Labs, Inc........................................  50,700   2,065,774
  *Patheon, Inc.............................................  18,420      40,836
  *ProMetic Life Sciences, Inc.............................. 648,697      75,518
  *QLT, Inc................................................. 226,610   1,502,552
 #*Resverlogix Corp......................................... 112,020     176,901
 #*Theratechnologies, Inc................................... 277,500     559,017
  *Transition Therapeutics, Inc.............................  50,610      94,524
 #*TSO3, Inc................................................ 188,145     274,261
 #*YM Biosciences, Inc...................................... 307,767     529,639
                                                                     -----------
Total Health Care...........................................          16,568,479
                                                                     -----------
Industrials -- (9.1%)
  #Aecon Group, Inc......................................... 226,967   3,069,574
   AG Growth International, Inc.............................  61,828   2,551,105
  *Air Canada Class A....................................... 313,328     317,182
   Algoma Central Corp......................................   2,669     316,789
  *Armtec Infrastructure, Inc...............................  48,017      97,215
  *ATS Automation Tooling System, Inc....................... 370,020   3,524,713
   Badger Daylighting, Ltd..................................   7,300     199,894
   Bird Construction, Inc...................................  92,210   1,369,358
   Black Diamond Group, Ltd................................. 116,191   2,399,450
   CAE, Inc.................................................  41,769     456,654
   Canadian Helicopters Group, Inc..........................  16,088     548,182

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                             SHARES    VALUE++
                                                             ------- -----------
Industrials -- (Continued)
   CanWel Building Materials Group, Ltd.....................  85,700 $   217,753
   Cargojet, Inc............................................   1,944      15,940
   Chorus Aviation, Inc.....................................   3,981      12,573
   Churchill Corp. Class A (The)............................  91,759   1,319,933
  *Clarke, Inc..............................................  48,894     206,891
   Contrans Group, Inc. Class A.............................  85,285     768,372
   DirectCash Payments, Inc.................................  20,239     504,208
 #*Electrovaya, Inc......................................... 141,865     109,143
   Exchange Income Corp.....................................  23,011     585,146
   Exco Technologies, Ltd...................................  18,800      98,962
  *Garda World Security Corp. Class A....................... 113,140     892,201
   Genivar, Inc............................................. 121,293   3,263,621
  *GLV, Inc. Class A........................................  85,550     283,189
  *Heroux-Devtek, Inc.......................................  95,175     833,389
   Horizon North Logistics, Inc............................. 319,270   1,900,397
   IBI Group, Inc...........................................  26,405     391,858
   K-Bro Linen, Inc.........................................   8,998     210,866
   Morneau Shepell, Inc..................................... 115,335   1,381,195
   Newalta Corp............................................. 166,722   2,384,757
   Progressive Waste Solutions, Ltd......................... 209,167   4,537,580
   Richelieu Hardware, Ltd..................................  63,193   2,107,819
  #Ritchie Brothers Auctioneers, Inc........................ 244,637   5,175,799
   Rocky Mountain Dealerships, Inc..........................  54,641     649,375
  #Russel Metals, Inc....................................... 244,400   6,707,176
  #Stantec, Inc............................................. 174,795   5,710,011
   Student Transportation, Inc.............................. 258,623   1,761,940
   Superior Plus Corp....................................... 555,230   4,176,098
  #Toromont Industries, Ltd................................. 291,567   6,534,690
  #Transcontinental, Inc. Class A........................... 273,264   3,197,785
   TransForce, Inc.......................................... 314,697   5,692,803
   Vicwest, Inc.............................................  28,793     353,263
   Wajax Corp...............................................  62,948   3,178,465
   WaterFurnace Renewable Energy, Inc.......................  30,426     555,944
   Westjet Airlines, Ltd....................................   1,420      20,225
 #*Westport Innovations, Inc................................ 189,501   5,946,784
                                                                     -----------
Total Industrials...........................................          86,536,267
                                                                     -----------
Information Technology -- (3.8%)
  *5N Plus, Inc............................................. 183,848     576,938
   Aastra Technologies, Ltd.................................  32,028     596,888
 #*Absolute Software Corp................................... 169,457   1,142,465
   Calian Technologies, Ltd.................................  16,306     344,987
  *Celestica, Inc........................................... 854,007   7,650,921
 #*COM DEV International, Ltd............................... 297,251     755,277
   Computer Modelling Group, Ltd............................ 124,687   2,080,115
   Constellation Software, Inc..............................  35,498   3,384,680
  *Descartes Systems Group, Inc. (The)...................... 235,149   2,032,872
  *DragonWave, Inc.......................................... 159,183     631,672
   Enghouse Systems, Ltd....................................  51,143     724,808
   Evertz Technologies, Ltd................................. 133,981   1,898,804
  *EXFO, Inc................................................  99,777     703,999
  *Hemisphere GPS, Inc......................................  20,300      16,234
   MacDonald Dettweiler & Associates, Ltd................... 120,853   5,488,147
  *March Networks Corp......................................   8,829      44,688
   Mediagrif Interactive Technologies, Inc..................   4,746      81,506
  *Miranda Technologies, Inc................................  97,035   1,180,706
  *Points International, Ltd................................  51,889     675,500
  *Redknee Solutions, Inc................................... 122,828     160,397
  *Sandvine Corp............................................ 555,091   1,005,834
  *Sierra Wireless, Inc..................................... 127,100     864,617
  *Smart Technologies, Inc. Class A.........................  13,981      35,241

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
Information Technology -- (Continued)
  *Softchoice Corp..........................................    17,572 $   238,005
  *Vecima Network, Inc......................................    30,729     111,829
   Wi-Lan, Inc..............................................   666,819   3,827,366
  *Wireless Matrix Corp.....................................   111,939      84,987
                                                                       -----------
Total Information Technology................................            36,339,483
                                                                       -----------
Materials -- (21.9%)
   Aberdeen International, Inc..............................   122,333      63,157
  *Ainsworth Lumber Co., Ltd................................   227,838     288,300
  *Alacer Gold Corp.........................................   144,558   1,170,688
  #Alamos Gold, Inc.........................................   423,220   7,745,931
  *Alexco Resource Corp.....................................   254,767   1,619,615
 #*Almaden Minerals, Ltd....................................   108,300     255,443
  *Altius Minerals Corp.....................................   112,600   1,372,378
   Amerigo Resources, Ltd...................................   517,854     424,621
  *Argonaut Gold, Inc.......................................   353,205   2,885,422
 #*Atna Resource, Ltd.......................................   507,501     631,904
 #*Augusta Resource Corp....................................   308,545     790,220
  *Aura Minerals, Inc.......................................   530,169     402,517
 #*AuRico Gold, Inc.........................................   967,321   8,891,304
 #*Aurizon Mines, Ltd.......................................   615,868   3,329,185
 #*Avalon Rare Metals, Inc..................................   352,025     887,323
  *Avion Gold Corp.......................................... 1,620,486   1,640,417
  *B2Gold Corp.............................................. 1,310,750   4,949,231
 #*Baja Mining Corp.........................................   886,518     354,482
  *Brigus Gold Corp.........................................   664,229     551,367
  *Canada Lithium Corp......................................   445,500     257,058
 #*Canadian Zinc Corp.......................................   280,925     147,878
   Canam Group, Inc. Class A................................   194,100     974,577
   Canexus Corp.............................................   388,542   3,244,897
  *Canfor Corp..............................................   396,255   4,340,213
   Canfor Pulp Products, Inc................................   176,246   2,183,784
 #*Capstone Mining Corp..................................... 1,124,532   3,358,171
 #*Cardero Resource Corp....................................   317,643     289,395
  *Carpathian Gold, Inc.....................................   587,371     184,325
   Cascades, Inc............................................   489,976   2,103,050
   CCL Industries, Inc. Class B.............................   104,540   4,006,564
 #*China Gold International Resources Corp., Ltd............   722,757   3,285,093
 #*Claude Resources, Inc....................................   934,700     842,115
 #*Cline Mining Corp........................................   519,100     593,798
  *Colossus Minerals, Inc...................................   311,816   1,461,465
  *Copper Mountain Mining Corp..............................   366,515   1,591,688
  *Duluth Metals, Ltd.......................................   388,214     817,417
  *Dundee Precious Metals, Inc..............................   410,967   3,199,207
  *Dynasty Metals & Mining, Inc.............................   108,369     200,754
  *Eastern Platinum, Ltd.................................... 3,177,460   1,222,286
  *Eastmain Resources, Inc..................................   274,250     291,504
  *Eco Oro Minerals Corp....................................   261,445     608,719
 #*Endeavour Mining Corp....................................   403,333     828,836
  *Endeavour Silver Corp....................................   331,028   3,076,213
 #*Entree Gold, Inc.........................................   286,898     313,661
 #*Excellon Resources, Inc..................................   829,900     453,658
  *Exeter Resource Corp.....................................    74,037     176,876
  *Fibrek, Inc..............................................    97,662      93,920
  *First Majestic Silver Corp...............................   400,683   6,303,198
  *First Nickel, Inc........................................    50,300       5,346
 #*Formation Metals, Inc....................................   193,581      88,183
  *Fortress Paper, Ltd. Class A.............................    69,284   1,754,807
 #*Fortuna Silver Mines, Inc................................   466,668   1,960,492
  *Fortune Minerals, Ltd....................................   214,672     167,330
  *GeoMark Exploration, Ltd.................................    61,040      50,668

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
Materials -- (Continued)
 #*Golden Star Resources, Ltd............................... 1,045,709 $1,609,027
  *Goldgroup Mining, Inc....................................   112,715     79,871
 #*Great Basin Gold, Ltd.................................... 1,488,730  1,039,858
 #*Great Panther Silver, Ltd................................   597,409  1,348,608
  *Guyana Goldfields, Inc...................................   230,342    638,900
  *Hanfeng Evergreen, Inc...................................    67,537    171,603
  *Harry Winston Diamond Corp...............................   268,729  3,835,682
 #*High River Gold Mines, Ltd...............................   600,042    704,610
   HudBay Minerals, Inc.....................................   697,766  7,346,021
 #*Imperial Metals Corp.....................................   168,580  2,610,998
 #*Inter-Citic Minerals, Inc................................   283,484    261,143
  *International Forest Products, Ltd. Class A..............   197,500    939,667
 #*International Minerals Corp..............................    65,500    351,420
  *International Tower Hill Mines, Ltd......................   220,027    835,250
  *Intertape Polymer Group, Inc.............................   217,523  1,178,061
 #*Jaguar Mining, Inc.......................................   362,916  1,010,294
  *Katanga Mining, Ltd...................................... 1,003,662    833,125
  *Keegan Resources, Inc....................................   271,644    879,952
  *Kimber Resources, Inc....................................    21,200     19,744
 #*Kirkland Lake Gold, Inc..................................   220,380  2,877,868
  *La Mancha Resources, Inc.................................   344,099    992,744
  *Labrador Iron Mines Holdings, Ltd........................   123,133    578,364
 #*Lake Shore Gold Corp..................................... 1,280,732  1,244,625
 #*MAG Silver Corp..........................................   156,360  1,559,089
  #Major Drilling Group International, Inc..................   319,200  4,791,958
  *MBAC Fertilizer Corp.....................................    68,100    202,676
  *MDN, Inc.................................................   220,480     55,798
 #*Mercator Minerals, Ltd...................................   905,221  1,090,462
  *Migao Corp...............................................   164,100    468,454
  *Minco Base Metals Corp...................................     2,780         --
  *Minco Silver Corp........................................   125,224    256,064
  *Minera Andes Acquisition Corp............................   329,375  1,230,342
  *Nautilus Minerals, Inc...................................    89,354    217,087
  *Neo Material Technologies, Inc...........................   414,300  4,567,219
 #*Nevada Copper Corp.......................................   160,491    519,888
 #*NGEx Resources, Inc......................................   287,000    682,745
  *Norbord, Inc.............................................   105,601  1,217,589
 #*North American Palladium, Ltd............................   521,389  1,572,849
  *Northern Dynasty Minerals, Ltd...........................   203,498  1,133,005
  *Northland Resources SA...................................    54,583     58,017
 #*NovaGold Resources, Inc..................................   845,155  6,091,516
  *OceanaGold Corp.......................................... 1,139,116  2,629,128
  *Oromin Explorations, Ltd.................................   168,799    126,448
 #*Orvana Minerals Corp.....................................   302,452    275,555
   Pan American Silver Corp.................................   320,761  6,237,613
  *Peregrine Diamonds, Ltd..................................   260,272    163,353
 #*Petaquilla Minerals, Ltd.................................   528,482    224,692
  *Phoscan Chemical Corp....................................   432,579    144,507
  *Pilot Gold, Inc..........................................    86,150    110,756
 #*Platinum Group Metals, Ltd...............................   241,887    342,807
 #*PolyMet Mining Corp......................................   423,377    445,728
  *Primero Mining Corp......................................   192,388    529,732
  *Queenston Mining, Inc....................................   220,773    862,665
  *Richmont Mines, Inc......................................   114,244    799,136
  *Rubicon Minerals Corp....................................   508,405  1,549,121
  *Sabina Gold & Silver Corp................................   383,055  1,066,357
  *San Gold Corp............................................   951,395  1,357,966
 #*Scorpio Mining Corp......................................   842,899    870,332
 #*Seabridge Gold, Inc......................................   121,852  2,063,657
   SEMAFO, Inc..............................................   956,185  4,859,087
  #Sherritt International Corp.............................. 1,571,926  8,990,618

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
Materials -- (Continued)
  *Shore Gold, Inc..........................................   837,013 $    228,773
 #*Silver Standard Resources, Inc...........................   289,083    4,175,952
  *Silvermex Resources, Inc.................................   109,500       59,857
  *St. Andrew Goldfields, Ltd...............................   632,528      256,123
   Stella-Jones, Inc........................................    32,540    1,502,733
 #*Stornoway Diamond Corp...................................   297,297      261,830
 #*Sulliden Gold Corp., Ltd.................................   659,525      714,371
 #*Tanzanian Royalty Exploration Corp.......................   350,339    1,553,358
  *Taseko Mines, Ltd........................................   793,230    2,746,213
 #*Tembec, Inc..............................................   336,386    1,028,381
  *Teranga Gold Corp........................................    76,040      168,576
 #*Thompson Creek Metals Co., Inc...........................   647,828    3,862,638
  *Timminco, Ltd............................................    69,822          628
  *Timmins Gold Corp........................................   282,698      692,544
  *Torex Gold Resources, Inc................................   818,006    1,424,275
  *Virginia Mines, Inc......................................    99,162      928,530
   Wesdome Gold Mines, Ltd..................................   325,464      438,191
   West Fraser Timber Co., Ltd..............................   135,316    5,949,055
  *Western Forest Products, Inc.............................   193,119      179,855
   Winpak, Ltd..............................................    66,195    1,022,560
  *Yukon-Nevada Gold Corp................................... 1,809,178      476,172
                                                                       ------------
Total Materials.............................................            207,152,717
                                                                       ------------
Telecommunication Services -- (0.4%)
  *AXIA NetMedia Corp.......................................   182,767      284,923
   Manitoba Telecom Services, Inc...........................    89,417    3,104,726
                                                                       ------------
Total Telecommunication Services............................              3,389,649
                                                                       ------------
Utilities -- (3.0%)
   Algonquin Power & Utilities Corp.........................   515,186    3,311,668
  *Alterra Power Corp....................................... 1,027,570      488,898
  *Boralex, Inc. Class A....................................    97,733      801,374
   Capital Power Corp.......................................   235,321    5,579,003
   Capstone Infrastructure Corp.............................   263,655      992,860
   Innergex Renewable Energy, Inc...........................   285,330    2,986,599
   Just Energy Group, Inc...................................   553,878    7,283,368
  *Maxim Power Corp.........................................    92,234      217,548
   Northland Power, Inc.....................................   281,985    5,038,250
  *Ram Power Corp...........................................   577,537      192,931
   Valener, Inc.............................................    79,509    1,210,523
                                                                       ------------
Total Utilities.............................................             28,103,022
                                                                       ------------
TOTAL COMMON STOCKS.........................................            736,738,164
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Duluth Metals, Ltd. Warrants 01/18/13....................    24,225       11,035
                                                                       ------------

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                               SHARES/
                                                                FACE
                                                               AMOUNT        VALUE+
                                                             ------------ ------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (22.2%)
(S) @ DFA Short Term Investment Fund........................  210,000,000 $210,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc.
  0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
  07/01/36 & FNMA 2.230%(r), 08/01/38, valued at $804,524)
  to be repurchased at $788,754............................. $        789      788,749
                                                                          ------------
TOTAL SECURITIES LENDING COLLATERAL.........................               210,788,749
                                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,003,196,299).......................................              $947,537,948
                                                                          ============

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES     VALUE++
                                                             --------- -----------
COMMON STOCKS -- (85.2%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina SA Series B...........................         1 $        --
                                                                       -----------
BRAZIL -- (5.9%)
   AES Tiete SA.............................................    42,245     533,894
   All America Latina Logistica SA..........................   377,131   1,707,442
   Amil Participacoes SA....................................   119,903   1,172,516
   Banco Bradesco SA........................................   263,400   3,561,009
   Banco do Brasil SA.......................................   465,154   5,771,263
   Banco Santander Brasil SA................................    52,300     424,458
   Banco Santander Brasil SA ADR............................   605,084   4,883,028
   BM&F Bovespa SA.......................................... 1,652,008   9,230,063
   BR Malls Participacoes SA................................   286,523   3,541,422
   BRF--Brasil Foods SA ADR.................................   594,060  10,948,526
   CCR SA...................................................   537,700   4,169,245
  *Centrais Eletricas Brasileiras SA........................    61,700     527,937
   Centrais Eletricas Brasileiras SA ADR....................    86,923   1,038,730
   Centrais Eletricas Brasileiras SA Sponsored ADR..........   100,200     853,704
   CETIP SA--Mercados Organizados...........................   126,400   1,942,932
   Cia de Saneamento Basico do Estado de Sao Paulo..........    22,000     866,081
   Cia de Saneamento Basico do Estado de Sao Paulo ADR......    29,318   2,320,813
   Cia Energetica de Minas Gerais SA........................    39,875     683,637
   Cia Hering SA............................................    80,800   2,006,277
   Cia Siderurgica Nacional SA..............................   704,052   5,979,908
   Cielo SA.................................................   198,696   5,968,762
   Cosan SA Industria e Comercio............................   182,046   3,167,886
   CPFL Energia SA..........................................    62,260     870,134
   CPFL Energia SA ADR......................................    14,853     418,855
   Cyrela Brazil Realty SA Empreendimentos e Participacoes..   239,597   1,930,703
   Diagnosticos da America SA...............................    20,093     143,887
   Duratex SA...............................................   208,900   1,227,437
   EcoRodovias Infraestrutura e Logistica SA................   115,988     960,811
  *Embraer SA...............................................   164,400   1,411,866
   Embraer SA ADR...........................................    84,300   2,920,152
   Energias do Brazil SA....................................   169,500   1,181,783
   Fibria Celulose SA Sponsored ADR.........................   514,098   4,081,938
   Gerdau SA................................................   131,807   1,024,778
   Hypermarcas SA...........................................   939,724   6,108,218
   Itau Unibanco Holding SA.................................   147,983   2,064,301
  *JBS SA...................................................   627,630   2,459,615
   Light SA.................................................    34,700     448,188
   Localiza Rent a Car SA...................................    73,200   1,251,906
   Lojas Americanas SA......................................    67,984     588,126
   Lojas Renner SA..........................................    80,900   2,570,686
  *MPX Energia SA...........................................    21,600     579,845
   MRV Engenharia e Participacoes SA........................   203,540   1,189,537
   Multiplan Empreendimentos Imobiliarios SA................    51,700   1,217,811
  *Multiplus SA.............................................    33,657     732,415
   Natura Cosmeticos SA.....................................   117,400   2,652,686
   Oi SA....................................................   179,758   1,207,096
   Oi SA ADR (670851104)....................................     7,319      48,818
 #*Oi SA ADR (670851203)....................................    17,464     313,133
   PDG Realty SA Empreendimentos e Participacoes............ 1,493,679   3,510,575
   Petroleo Brasileiro SA...................................    98,000   1,147,014
   Petroleo Brasilerio SA ADR............................... 1,114,189  26,228,009
   Porto Seguro SA..........................................    93,164     914,460
   Redecard SA..............................................   193,700   3,227,402
   Souza Cruz SA............................................   369,370   5,739,705
   Telefonica Brasil SA.....................................    15,346     392,878
   Tim Participacoes SA.....................................   253,900   1,499,837

THE EMERGING MARKETS SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
BRAZIL -- (Continued)
  *Tim Participacoes SA ADR.................................     47,642 $  1,425,925
   Totvs SA.................................................     16,000      310,574
   Tractebel Energia SA.....................................    111,900    1,922,580
   Usinas Siderurgicas de Minas Gerais SA...................     39,100      371,482
  #Vale SA Sponsored ADR....................................    834,273   18,520,861
   WEG Industrias SA........................................    278,866    2,946,442
                                                                        ------------
TOTAL BRAZIL................................................             179,062,002
                                                                        ------------
CHILE -- (1.9%)
   AES Gener SA.............................................  1,202,095      760,757
   Aguas Andinas SA Series A................................  1,425,070      942,702
  #Banco de Chile SA Series F ADR...........................     47,286    4,426,915
   Banco de Credito e Inversiones SA........................     22,215    1,598,189
   Banco Santander Chile SA ADR.............................     47,185    3,860,205
   CAP SA...................................................     48,787    2,046,620
   Cencosud SA..............................................    667,148    4,230,359
  *Cia Cervecerias Unidas SA................................      3,978       57,238
   Cia Cervecerias Unidas SA ADR............................     14,357    1,028,248
   Colbun SA................................................  5,081,989    1,445,711
  *Compania Sud Americana de Vapores SA.....................    157,924       18,556
   Corpbanca SA............................................. 94,605,487    1,285,199
  *Corpbanca SA ADR.........................................     22,366      449,780
   E.CL SA..................................................    309,077      828,219
   Embotelladora Andina SA Series A ADR.....................     23,068      620,183
   Embotelladora Andina SA Series B ADR.....................     19,587      636,577
   Empresa Nacional de Electricidad SA Sponsored ADR........    134,338    7,337,542
   Empresas CMPC SA.........................................    822,329    3,380,177
   Empresas Copec SA........................................    314,697    5,108,718
   Enersis SA Sponsored ADR.................................    270,752    5,488,143
   ENTEL Chile SA...........................................     72,566    1,440,550
  #Lan Airlines SA Sponsored ADR............................    140,160    3,951,110
   Molibdenos y Metales SA..................................      8,424      142,397
   Ripley Corp. SA..........................................    650,492      725,451
   S.A.C.I. Falabella SA....................................    237,017    2,320,822
  *Sigdo Koppers SA.........................................    315,679      754,870
  *Sociedad Matriz SAAM SA..................................  1,646,119      196,815
  *Sonda SA.................................................    222,488      662,740
                                                                        ------------
TOTAL CHILE.................................................              55,744,793
                                                                        ------------
CHINA -- (13.9%)
   Agile Property Holdings, Ltd.............................  1,754,000    2,282,115
  *Agricultural Bank of China, Ltd. Series H................ 10,995,000    5,185,986
   Air China, Ltd. Series H.................................  1,312,000      947,656
  *Alibaba.com, Ltd.........................................    758,000    1,299,504
  #Aluminum Corp. of China, Ltd. ADR........................    112,680    1,355,540
  #Angang Steel Co., Ltd. Series H..........................  1,422,000      966,510
   Anhui Conch Cement Co., Ltd. Series H....................    697,500    2,320,266
   Anta Sports Products, Ltd................................    457,000      450,938
   Bank of China, Ltd. Series H............................. 48,700,100   20,279,780
   Bank of Communications Co., Ltd. Series H................  4,791,515    3,693,332
   BBMG Corp. Series H......................................    710,000      609,811
   Beijing Enterprises Holdings, Ltd........................    668,972    3,728,851
   Belle International Holdings, Ltd........................  2,428,000    4,743,830
 #*Brilliance China Automotive Holdings, Ltd................  1,530,000    1,650,485
 #*BYD Co., Ltd. Series H...................................    415,886    1,086,627
   China Agri-Industries Holdings, Ltd......................  1,958,202    1,432,014
   China BlueChemical, Ltd. Series H........................  1,502,000    1,070,494
   China Citic Bank Corp., Ltd. Series H....................  5,270,928    3,339,772
   China Coal Energy Co., Ltd. Series H.....................  3,184,777    3,638,571
   China Communications Construction Co., Ltd. Series H.....  2,845,000    2,834,763
   China Communications Services Corp., Ltd. Series H.......  2,892,000    1,476,053

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
CHINA -- (Continued)
   China Construction Bank Corp. Series H................... 34,837,590 $27,080,269
   China COSCO Holdings Co., Ltd. Series H..................  1,791,500   1,032,953
  *China Eastern Airlines Corp., Ltd. ADR...................      2,800      47,320
  *China Eastern Airlines Corp., Ltd. Series H..............    668,000     222,089
   China Everbright, Ltd....................................    756,000   1,193,342
   China Foods, Ltd.........................................    412,000     445,315
   China Life Insurance Co., Ltd. ADR.......................    323,770  12,937,849
   China Longyuan Power Group Corp. Series H................  1,387,000   1,086,801
   China Mengniu Dairy Co., Ltd.............................    805,000   2,483,434
   China Merchants Bank Co., Ltd. Series H..................  2,871,534   6,200,241
   China Merchants Holdings International Co., Ltd..........  1,072,854   3,461,482
   China Minsheng Banking Corp., Ltd. Series H..............  2,532,000   2,626,592
   China Mobile, Ltd. Sponsored ADR.........................    797,772  44,148,702
  *China Molybdenum Co., Ltd. Series H......................    511,322     197,518
   China National Building Material Co., Ltd. Series H......  1,605,916   2,152,245
   China Oilfield Services, Ltd. Series H...................    950,000   1,530,414
   China Overseas Land & Investment, Ltd....................  2,456,000   5,313,767
   China Pacific Insurance Group Co., Ltd. Series H.........  1,054,600   3,401,727
   China Petroleum & Chemical Corp. ADR.....................    106,449  11,227,176
   China Petroleum & Chemical Corp. Series H................  2,542,000   2,699,886
   China Railway Construction Corp., Ltd. Series H..........  2,554,000   2,025,950
   China Railway Group, Ltd. Series H.......................  1,902,000     749,724
   China Resources Cement Holdings, Ltd.....................  1,144,000     904,906
   China Resources Enterprise, Ltd..........................  1,035,000   3,746,372
 #*China Resources Gas Group, Ltd...........................    510,000     988,088
  #China Resources Land, Ltd................................  1,366,000   2,613,977
   China Resources Power Holdings Co., Ltd..................    742,000   1,348,591
   China Shenhua Energy Co., Ltd. Series H..................  2,191,000   9,675,568
  *China Shipping Container Lines Co., Ltd. Series H........  4,653,000   1,507,404
   China Shipping Development Co., Ltd. Series H............  1,414,000     913,609
  *China Southern Airlines Co., Ltd. ADR....................     10,900     242,089
  *China Southern Airlines Co., Ltd. Series H...............    980,000     439,170
   China State Construction International Holdings, Ltd.....    742,000     681,215
  *China Taiping Insurance Holdings Co., Ltd................    525,400   1,096,943
  #China Telecom Corp., Ltd. ADR............................     49,067   2,626,066
   China Telecom Corp., Ltd. Series H.......................  2,306,000   1,235,903
   China Unicom Hong Kong, Ltd. ADR.........................    470,600   8,179,028
   China Yurun Food Group, Ltd..............................    817,000   1,037,536
  #Citic Pacific, Ltd.......................................  1,669,000   2,738,998
   CNOOC, Ltd...............................................  1,028,000   2,172,317
  #CNOOC, Ltd. ADR..........................................    104,300  22,075,095
   COSCO Pacific, Ltd.......................................  2,125,818   3,073,085
   Country Garden Holdings Co., Ltd.........................  3,457,000   1,486,460
   CSR Corp., Ltd. Series H.................................  1,005,000     807,873
  #Datang International Power Generation Co., Ltd. Series H.  1,390,000     492,644
  #Dongfang Electric Co., Ltd. Series H.....................    196,000     531,340
   Dongfeng Motor Corp. Series H............................  1,522,000   2,980,719
   ENN Energy Holdings, Ltd.................................    476,000   1,660,035
   Evergrande Real Estate Group, Ltd........................  5,180,000   2,973,770
   Fosun International, Ltd.................................  1,717,441   1,018,736
   GCL-Poly Energy Holdings, Ltd............................  5,633,814   1,452,008
  #Geely Automobile Holdings, Ltd...........................  2,080,000     769,416
   Golden Eagle Retail Group, Ltd...........................    336,000     883,517
   GOME Electrical Appliances Holding, Ltd..................  8,312,000   1,521,218
  *Great Wall Motor Co., Ltd. Series H......................    798,500   1,711,644
   Guangdong Investment, Ltd................................  1,564,000   1,147,562
  #Guangshen Railway Co., Ltd...............................    346,000     128,170
   Guangshen Railway Co., Ltd. Sponsored ADR................     29,254     549,390
   Guangzhou Automobile Group Co., Ltd. Series H............  1,852,259   2,045,096
   Guangzhou R&F Properties Co., Ltd. Series H..............  1,225,600   1,628,002
  *Haier Electronics Group Co., Ltd.........................    324,000     337,196

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
                                                                    SHARES     VALUE++
                                                                  ---------- ------------
CHINA -- (Continued)
   Hengan International Group Co., Ltd...........................    409,000 $  4,332,276
   Huabao International Holdings, Ltd............................  1,005,000      515,541
  #Huaneng Power International, Inc. ADR.........................     34,452      818,924
   Huaneng Power International, Inc. Series H....................    136,000       80,501
   Industrial & Commercial Bank of China, Ltd. Series H.......... 37,226,185   24,686,592
   Jiangsu Express Co., Ltd. Series H............................    764,000      751,972
  #Jiangxi Copper Co., Ltd. Series H.............................    803,000    1,933,186
   Kingboard Chemical Holdings, Ltd..............................    707,851    1,977,442
   Kunlun Energy Co., Ltd........................................  1,704,000    2,981,628
   Lenovo Group, Ltd.............................................  3,241,278    3,095,562
   Longfor Properties Co., Ltd...................................    942,000    1,492,936
  #Maanshan Iron & Steel Co., Ltd. Series H......................  1,620,000      453,471
   Metallurgical Corp of China, Ltd. Series H....................  2,646,000      584,028
 #*Minmetals Resources, Ltd......................................    388,000      197,697
   Nine Dragons Paper Holdings, Ltd..............................  1,905,000    1,561,725
   Parkson Retail Group, Ltd.....................................    841,500      933,396
   PetroChina Co., Ltd. ADR......................................    141,210   21,014,872
  #PICC Property & Casualty Co., Ltd. Series H...................  1,400,000    1,741,400
   Ping An Insurance Group Co. of China, Ltd. Series H...........  1,116,500    9,273,943
   Renhe Commercial Holdings Co., Ltd............................  6,728,000      387,492
  *Sany Heavy Equipment International Holdings Co., Ltd..........    477,000      364,167
   Shandong Weigao Group Medical Polymer Co., Ltd. Series H......    752,000      862,361
   Shanghai Electric Group Co., Ltd. Series H....................  2,392,000    1,197,572
   Shanghai Industrial Holdings, Ltd.............................    701,274    2,330,723
   Shimao Property Holdings, Ltd.................................  1,956,371    2,564,817
   Sino-Ocean Land Holdings, Ltd.................................  2,261,500    1,048,977
   Sinopec Shanghai Petrochemical Co., Ltd. Series H.............    952,000      332,894
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR........      6,545      225,999
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.............    888,000      202,578
   Sinopharm Group Co., Ltd. Series H............................    444,400    1,152,311
   Soho China, Ltd...............................................  2,899,263    2,247,500
   Tencent Holdings, Ltd.........................................    700,600   21,935,413
  #Tingyi (Cayman Islands) Holding Corp..........................  1,112,000    2,961,735
  #Tsingtao Brewery Co., Ltd. Series H...........................    170,000    1,028,396
  *Uni-President China Holdings, Ltd.............................    349,000      316,149
   Want Want China Holdings, Ltd.................................  2,752,000    3,373,267
  #Weichai Power Co., Ltd. Series H..............................    227,000    1,059,660
   Wumart Stores, Inc. Series H..................................     66,000      151,378
  *Xinjiang Goldwind Science & Technology Co., Ltd. Series H.....    299,000      147,209
   Yanzhou Coal Mining Co., Ltd..................................     76,000      159,178
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR...................    105,796    2,240,759
   Zhaojin Mining Industry Co., Ltd. Series H....................    485,000      673,814
   Zhejiang Expressway Co., Ltd. Series H........................    876,000      627,878
   Zhongsheng Group Holdings, Ltd................................    231,000      456,314
   Zhuzhou CSR Times Electric Co., Ltd. Series H.................    243,000      683,481
  #Zijin Mining Group Co., Ltd. Series H.........................  3,153,000    1,025,863
  *Zoomlion Heavy Industry Science and Technology Co., Ltd.
    Series H.....................................................    488,400      724,601
   ZTE Corp. Series H............................................    460,838    1,112,620
                                                                             ------------
TOTAL CHINA......................................................             418,100,648
                                                                             ------------
COLOMBIA -- (0.5%)
   Bancolombia SA Sponsored ADR..................................     64,224    4,356,314
  #Ecopetrol SA Sponsored ADR....................................    141,734    9,170,190
                                                                             ------------
TOTAL COLOMBIA...................................................              13,526,504
                                                                             ------------
CZECH REPUBLIC -- (0.4%)
   CEZ A.S.......................................................    184,371    7,433,080
   Komercni Banka A.S............................................     14,663    2,693,862
  *Philip Morris CR A.S..........................................        168       97,598
   Telefonica Czech Republic A.S.................................    142,100    2,867,717

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
                                                                  SHARES    VALUE++
                                                                  ------- -----------
CZECH REPUBLIC -- (Continued)
  *Unipetrol A.S.................................................   1,147 $    10,592
                                                                          -----------
TOTAL CZECH REPUBLIC.............................................          13,102,849
                                                                          -----------
EGYPT -- (0.1%)
  *Commercial International Bank Egypt S.A.E. Sponsored GDR...... 182,687     743,828
  *Egyptian Financial Group-Hermes Holding GDR...................     563       2,501
   Orascom Construction Industries GDR...........................  41,566   1,833,321
  *Orascom Telecom Holding S.A.E. GDR............................ 246,435     689,847
  *Orascom Telecom Media & Technology Holding S.A.E. GDR......... 246,435     274,159
                                                                          -----------
TOTAL EGYPT......................................................           3,543,656
                                                                          -----------
HUNGARY -- (0.4%)
  *EGIS Pharmaceuticals P.L.C....................................   1,039      69,369
   ELMU NYRT.....................................................     133      12,598
   Magyar Telekom Telecommunications P.L.C....................... 296,916     746,900
 #*MOL Hungarian Oil & Gas P.L.C.................................  42,653   3,526,338
  #OTP Bank P.L.C................................................ 237,504   4,163,375
   Richter Gedeon NYRT...........................................  13,851   2,393,654
   Tisza Chemical Group P.L.C....................................  24,314     231,264
                                                                          -----------
TOTAL HUNGARY....................................................          11,143,498
                                                                          -----------
INDIA -- (7.7%)
   ACC, Ltd......................................................  43,053   1,008,066
   Adani Enterprises, Ltd........................................ 140,472     746,411
  *Adani Power, Ltd.............................................. 459,932     559,148
   Aditya Birla Nuvo, Ltd........................................  33,850     596,988
   Allahabad Bank, Ltd........................................... 168,800     529,523
   Ambuja Cements, Ltd........................................... 859,949   2,450,905
  *Andhra Bank, Ltd..............................................  59,863     132,092
  *Apollo Hospitals Enterprise, Ltd..............................  46,407     554,633
   Asea Brown Boveri India, Ltd..................................  44,468     687,878
  *Ashok Leyland, Ltd............................................ 667,374     406,853
   Asian Paints, Ltd.............................................  29,464   1,962,370
   Axis Bank, Ltd................................................ 227,042   4,750,493
   Bajaj Auto, Ltd...............................................  88,932   2,731,360
   Bajaj Finserv, Ltd............................................  33,885     471,749
   Bajaj Holdings & Investment, Ltd..............................  24,719     394,509
   Bank of India.................................................  77,206     515,970
   Bharat Electronics, Ltd.......................................  13,836     387,006
   Bharat Forge, Ltd.............................................  64,036     391,654
   Bharat Heavy Electricals, Ltd................................. 330,016   1,399,632
   Bharat Petroleum Corp., Ltd...................................  74,031     940,084
   Bharti Airtel, Ltd............................................ 867,263   5,096,519
   Bhushan Steel, Ltd............................................  25,633     209,955
  *Biocon, Ltd...................................................  21,170      96,531
   Bosch, Ltd....................................................  13,445   2,211,828
   Cadila Healthcare, Ltd........................................  25,295     349,116
  *Cairn India, Ltd.............................................. 401,975   2,634,530
   Canara Bank...................................................  69,294     571,338
   Central Bank of India.........................................  31,634      58,989
   Cipla, Ltd.................................................... 354,995   2,098,213
   Colgate-Palmolive (India), Ltd................................  21,434     450,589
   Container Corp. of India......................................  21,756     364,185
   Coromandel International, Ltd.................................  44,218     214,476
   Corporation Bank..............................................   6,356      49,130
   Crisil, Ltd...................................................   6,575     129,387
   Crompton Greaves, Ltd......................................... 169,046     418,809
   Cummins India, Ltd............................................  42,903     392,677
   Dabur India, Ltd.............................................. 495,434   1,049,498
  *Dish TV (India), Ltd.......................................... 218,853     248,257

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
                                                              SHARES     VALUE++
                                                             --------- -----------
INDIA -- (Continued)
   Divi's Laboratories, Ltd.................................    33,413 $   542,183
   DLF, Ltd.................................................   317,695   1,126,294
   Dr. Reddy's Laboratories, Ltd............................    22,080     738,760
  #Dr. Reddy's Laboratories, Ltd. ADR.......................    83,498   2,824,737
   Engineers India, Ltd.....................................    30,240     145,159
  *Essar Oil, Ltd...........................................   217,316     223,980
   Exide Industries, Ltd....................................   131,662     321,935
  *Federal Bank, Ltd........................................    83,714     668,115
   GAIL India, Ltd..........................................   102,223     638,558
   GAIL India, Ltd. Sponsored GDR...........................    28,791   1,083,187
  *Gillette India, Ltd......................................     2,685     131,178
   GlaxoSmithKline Consumer Healthcare, Ltd.................     6,584     349,072
   GlaxoSmithKline Pharmaceuticals, Ltd.....................    24,027     968,823
   Glenmark Pharmaceuticals, Ltd............................   101,902     629,646
  *GMR Infrastructure, Ltd..................................   684,313     347,836
   Godrej Consumer Products, Ltd............................    58,902     601,582
   Grasim Industries, Ltd...................................     6,300     305,976
  *Havells India, Ltd.......................................    13,283     140,210
   HCL Technologies, Ltd....................................   177,470   1,721,840
   HDFC Bank, Ltd........................................... 1,530,370  15,759,729
   Hero Honda Motors, Ltd. Series B.........................    89,012   3,767,762
   Hindalco Industries, Ltd.................................   862,663   1,966,267
   Hindustan Petroleum Corp, Ltd............................    43,201     247,407
   Hindustan Unilever, Ltd..................................   894,265   7,031,310
   ICICI Bank, Ltd. Sponsored ADR...........................   306,356  10,382,405
   IDBI Bank, Ltd...........................................   346,191     666,833
  *Idea Cellular, Ltd.......................................   805,036   1,199,614
   Indian Bank..............................................   126,858     547,144
   Indian Oil Corp., Ltd....................................   205,284   1,031,422
   Indian Overseas Bank.....................................    62,877     103,971
   IndusInd Bank, Ltd.......................................    51,381     324,502
   Infosys, Ltd.............................................   214,112   9,928,308
  #Infosys, Ltd. Sponsored ADR..............................   138,225   6,544,954
   Infrastructure Development Finance Co., Ltd..............   601,656   1,373,421
   ITC, Ltd................................................. 2,298,662  10,699,022
   Jaiprakash Associates, Ltd............................... 1,336,264   1,886,700
  *Jaiprakash Power Ventures, Ltd...........................   432,110     331,080
   Jindal Steel & Power, Ltd................................   373,815   3,573,689
   JSW Energy, Ltd..........................................   454,354     425,510
   JSW Steel, Ltd...........................................   124,632   1,634,264
   Kotak Mahindra Bank, Ltd.................................   170,165   1,873,766
   Larsen & Toubro, Ltd.....................................   211,722   4,908,917
   LIC Housing Finance, Ltd.................................    53,635     265,002
   Lupin, Ltd...............................................   146,419   1,540,422
   Mahindra & Mahindra, Ltd.................................   298,575   4,002,961
   Mangalore Refinery & Petrochemicals, Ltd.................   399,619     471,979
   Marico, Ltd..............................................   116,346     393,669
   Maruti Suzuki India, Ltd.................................    97,051   2,527,535
  *Motherson Sumi Systems, Ltd..............................    24,479      82,984
   Mphasis, Ltd.............................................    48,788     340,970
   Mundra Port & Special Economic Zone, Ltd.................   223,856     539,471
   National Aluminium Co., Ltd..............................   104,051     117,162
   Nestle India, Ltd........................................     3,731     331,162
  *NHPC, Ltd................................................ 1,662,928     596,981
   NTPC, Ltd................................................   312,039     960,526
  *Oberoi Realty, Ltd.......................................     1,848       9,479
   Oil & Natural Gas Corp., Ltd.............................   699,873   3,591,278
   Oil India, Ltd...........................................    53,082     458,359
  *Oracle Financial Services Software, Ltd..................    16,856     838,235
   Oriental Bank of Commerce................................    85,829     376,703
   Pantaloon Retail India, Ltd..............................     2,667       9,393

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
INDIA -- (Continued)
  *Patni Computer Systems, Ltd..............................     11,247 $    108,176
   Petronet LNG, Ltd........................................    128,888      337,607
  *Pidilite Industries, Ltd.................................     43,155      150,318
   Piramal Healthcare, Ltd..................................     58,908      492,147
   Power Grid Corp. of India, Ltd...........................    741,612    1,571,731
   Proctor & Gamble Hygiene & Health Care, Ltd..............      7,710      299,774
   Ranbaxy Laboratories, Ltd................................    131,027    1,247,040
   Reliance Capital, Ltd....................................     97,310      606,112
   Reliance Communications, Ltd.............................    523,134      744,840
   Reliance Energy, Ltd.....................................    111,967    1,117,339
   Reliance Industries, Ltd.................................  1,432,266   20,202,207
  *Reliance Power, Ltd......................................    421,833      858,284
   Rural Electrification Corp., Ltd.........................     47,495      187,879
  *Satyam Computer Services, Ltd............................    401,693      588,636
   Sesa Goa, Ltd............................................    563,951    2,017,619
   Shree Cement, Ltd........................................      4,254      227,072
   Shriram Transport Finance Co., Ltd.......................     76,457      827,920
  *SJVN, Ltd................................................    166,024       60,689
   State Bank of India......................................     91,811    3,709,641
   Steel Authority of India, Ltd............................    287,294      515,159
   Sterlite Industries (India), Ltd.........................  1,725,980    3,493,259
   Sun Pharmaceuticals Industries, Ltd......................    333,183    3,823,358
   Sun TV Network, Ltd......................................     22,700      123,346
  *Suzlon Energy, Ltd.......................................    185,547       79,877
   Tata Chemicals, Ltd......................................     85,384      546,770
   Tata Consultancy Services, Ltd...........................    481,215   11,380,070
   Tata Motors, Ltd.........................................    679,237    4,065,647
 #*Tata Motors, Ltd. Sponsored ADR..........................     55,981    1,665,435
   Tata Power Co., Ltd......................................    975,200    1,952,852
   Tata Steel, Ltd..........................................    232,042    2,035,441
   Tata Tea, Ltd............................................    245,594      546,272
   Tech Mahindra, Ltd.......................................     15,427      205,807
   Titan Industries, Ltd....................................    114,316      504,693
   Torrent Power, Ltd.......................................     69,393      269,303
   Ultratech Cement, Ltd....................................     35,854      965,767
  *Unitech, Ltd.............................................  1,144,527      576,610
   United Breweries, Ltd....................................     33,290      339,799
   United Phosphorus, Ltd...................................    135,349      298,051
   United Spirits, Ltd......................................     49,680      733,935
   Videsh Sanchar Nigam, Ltd................................     36,123      163,862
   Wipro, Ltd...............................................    480,402    3,694,819
   Yes Bank, Ltd............................................    161,542    1,065,890
   Zee Entertainment Enterprises, Ltd.......................    315,164      752,635
                                                                        ------------
TOTAL INDIA.................................................             230,586,378
                                                                        ------------
INDONESIA -- (2.8%)
   PT Adaro Energy Tbk...................................... 12,163,000    2,450,883
   PT Aneka Tambang Persero Tbk.............................    960,000      179,320
   PT Astra Agro Lestari Tbk................................    317,000      734,554
   PT Astra International Tbk...............................  1,995,561   15,367,354
   PT Bank Central Asia Tbk.................................  9,187,000    7,978,009
   PT Bank Danamon Indonesia Tbk............................  3,627,079    2,204,728
   PT Bank Mandiri Persero Tbk..............................  7,425,617    5,954,975
   PT Bank Negara Indonesia Persero Tbk.....................  6,443,722    2,811,024
  *PT Bank Pan Indonesia Tbk................................  8,354,000      778,624
   PT Bank Rakyat Indonesia Persero Tbk.....................  8,021,000    5,774,582
   PT Bayan Resources Tbk...................................     77,500      136,888
   PT Bumi Resources Tbk.................................... 10,032,000    2,202,849
  *PT Bumi Serpong Damai Tbk................................  5,200,500      804,897
  *PT Charoen Pokphand Indonesia Tbk........................  5,024,000    1,494,773
  *PT Global Mediacom Tbk...................................  3,707,500      668,188

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
                                                              SHARES     VALUE++
                                                             --------- -----------
INDONESIA -- (Continued)
   PT Gudang Garam Tbk......................................   388,000 $ 2,491,803
  *PT Harum Energy Tbk......................................    79,500      61,592
   PT Indo Tambangraya Megah Tbk............................   252,000   1,087,595
   PT Indocement Tunggal Prakarsa Tbk....................... 1,063,500   2,082,468
   PT Indofood Sukses Makmur Tbk............................ 3,792,500   1,992,874
   PT Indosat Tbk...........................................   738,500     387,972
   PT Indosat Tbk ADR.......................................     1,674      44,143
  *PT Jasa Marga Persero Tbk................................ 1,362,000     790,331
   PT Kalbe Farma Tbk....................................... 3,036,000   1,325,481
   PT Media Nusantara Citra Tbk............................. 2,911,000     710,767
  *PT Panasia Indosyntec Tbk................................    75,100       2,227
   PT Perusahaan Gas Negara Persero Tbk..................... 6,775,000   2,460,174
   PT Semen Gresik Persero Tbk.............................. 2,453,500   3,233,644
   PT Sinar Mas Agro Resources & Technology Tbk............. 1,116,500     751,743
   PT Tambang Batubara Bukit Asam Persero Tbk...............   520,500   1,041,861
   PT Telekomunikasi Indonesia Persero Tbk.................. 9,116,140   8,405,692
   PT Unilever Indonesia Tbk................................ 1,541,500   3,325,290
   PT United Tractors Tbk................................... 1,206,196   3,869,356
   PT Vale Indonesia Tbk.................................... 2,957,000     993,127
  *PT XL Axiata Tbk......................................... 1,513,500     887,943
                                                                       -----------
TOTAL INDONESIA.............................................            85,487,731
                                                                       -----------
ISRAEL -- (0.0%)
  *IDB Holding Corp., Ltd...................................        --           3
  *Koor Industries, Ltd.....................................         1           8
   Osem Investments, Ltd....................................         1           8
                                                                       -----------
TOTAL ISRAEL................................................                    19
                                                                       -----------
MALAYSIA -- (3.6%)
   Affin Holdings Berhad....................................   318,200     322,266
   AirAsia Berhad...........................................   866,300     950,454
   Alliance Financial Group Berhad..........................   982,400   1,277,936
   AMMB Holdings Berhad..................................... 1,226,959   2,530,937
   Axiata Group Berhad...................................... 2,221,275   3,897,527
   Batu Kawan Berhad........................................    32,500     201,583
   Berjaya Corp. Berhad.....................................   778,400     205,415
  *Berjaya Land Berhad......................................    95,000      26,348
   Berjaya Sports Toto Berhad...............................   709,264   1,011,455
   Boustead Holdings Berhad.................................   359,386     619,932
   British American Tobacco Malaysia Berhad.................   135,500   2,484,811
   CIMB Group Holdings Berhad............................... 3,992,654   9,756,875
   Dialog Group Berhad......................................   942,400     702,188
   DiGi.Com Berhad.......................................... 3,294,620   4,384,628
   DRB-Hicom Berhad.........................................   643,900     540,429
   Fraser & Neave Holdings Berhad...........................    61,000     383,395
   Gamuda Berhad............................................ 1,296,600   1,520,846
   Genting (Malaysia) Berhad................................ 2,820,500   3,570,608
   Genting Berhad........................................... 1,994,000   6,796,657
   Genting Plantations Berhad...............................   213,900     662,962
   Hong Leong Bank Berhad...................................   592,860   2,392,936
   Hong Leong Financial Group Berhad........................   205,729     810,399
   IJM Corp. Berhad......................................... 1,165,260   2,103,686
   IOI Corp. Berhad......................................... 3,106,605   5,349,738
   Kuala Lumpur Kepong Berhad...............................   443,400   3,458,115
   Kulim (Malaysia) Berhad..................................   391,800     546,433
   Lafarge Malayan Cement Berhad............................   259,580     615,452
   Malayan Banking Berhad................................... 2,451,493   6,981,417
   Malaysia Airports Holdings Berhad........................   164,000     313,412
  *Malaysian Airlines System Berhad.........................   751,834     302,829
   Maxis Berhad.............................................   850,300   1,718,125
   MISC Berhad.............................................. 1,391,098   2,200,839

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
                                                               SHARES     VALUE++
                                                             ---------- ------------
MALAYSIA -- (Continued)
   MMC Corp. Berhad.........................................  1,092,100 $    948,563
   Nestle (Malaysia) Berhad.................................    204,500    3,734,873
   Parkson Holdings Berhad..................................    385,420      662,968
  *Petronas Chemicals Group Berhad..........................    498,100    1,072,434
   Petronas Dagangan Berhad.................................    257,600    1,649,074
   Petronas Gas Berhad......................................    475,500    2,634,428
   Pharmaniaga Berhad.......................................      5,452        7,946
   PPB Group Berhad.........................................    382,900    2,115,942
   Public Bank Berhad.......................................     67,739      306,306
   Public Bank Berhad Foreign Market Shares.................  1,039,201    4,692,019
   RHB Capital Berhad.......................................    573,753    1,394,453
   Shell Refining Co. Federation of Malaysia Berhad.........    133,700      453,891
   Sime Darby Berhad........................................  2,342,720    7,528,637
   Telekom Malaysia Berhad..................................    957,700    1,700,099
   Tenaga Nasional Berhad...................................  2,467,050    5,237,907
  *UEM Land Holdings Berhad.................................  1,000,937      663,036
   UMW Holdings Berhad......................................    475,466    1,231,938
  *United Plantations Berhad................................     23,700      202,968
   YTL Corp. Berhad.........................................  5,279,425    2,823,395
   YTL Power International Berhad...........................  1,303,440      739,367
                                                                        ------------
TOTAL MALAYSIA..............................................             108,440,877
                                                                        ------------
MEXICO -- (5.6%)
   Alfa S.A.B. de C.V. Series A.............................    240,887    3,446,143
   America Movil S.A.B. de C.V. Series L.................... 33,690,314   45,003,356
   America Movil S.A.B. de C.V. Series L ADR................     22,528      600,371
   Arca Continental S.A.B. de C.V...........................    349,300    1,776,808
  *Cementos de Mexico S.A.B de C.V. Series B................    301,238      217,847
 #*Cemex S.A.B. de C.V. Sponsored ADR.......................    911,134    6,587,499
  #Coca-Cola Femsa S.A.B. de C.V. Series L..................    298,900    3,170,289
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B..     23,500       49,847
  *Corporacion Interamericana de Entramiento S.A.B. de C.V.
    Series B................................................     15,827        7,472
  #El Puerto de Liverpool S.A.B. de C.V. Series C-1.........    109,400      872,533
   Fomento Economico Mexicano S.A.B. de C.V.................  2,109,900   17,135,512
  *Genomma Lab Internacional S.A.B. de C.V. Series B........    264,900      467,736
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR......      3,339      129,253
  *Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.......      3,831      313,797
  #Grupo Carso S.A.B. de C.V. Series A-1....................    639,132    2,158,906
  *Grupo Comercial Chedraui S.A. de C.V.....................     20,800       54,100
  #Grupo Elektra S.A. de C.V................................     88,187    5,413,373
   Grupo Financiero Banorte S.A.B. de C.V. Series O.........  1,473,229    7,125,271
   Grupo Financiero Inbursa S.A.B. de C.V. Series O.........  1,863,628    4,098,967
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1.........  1,538,500    3,670,871
   Grupo Industrial Maseca S.A.B. de C.V. Series B..........    218,346      271,551
  #Grupo Mexico S.A.B. de C.V. Series B.....................  3,938,416   12,136,391
  #Grupo Modelo S.A.B. de C.V. Series C.....................    731,750    5,206,984
  *Grupo Qumma S.A. de C.V. Series B........................      1,591           22
   Grupo Televisa S.A.B.....................................  1,704,800    7,479,633
   Grupo Televisa S.A.B. Sponsored ADR......................    128,240    2,817,433
  *Impulsora del Desarrollo y El Empleo en America Latina
    S.A.B. de C.V...........................................  2,373,426    4,482,305
  *Industrias CH S.A.B. de C.V. Series B....................     31,300      142,011
  #Industrias Penoles S.A.B. de C.V.........................     99,638    4,668,302
  *Inmuebles Carso S.A.B. de C.V. Series B-1................        132          117
  #Kimberly Clark de Mexico S.A.B. de C.V. Series A.........  1,823,400    3,720,725
  #Mexichem S.A.B. de C.V. Series *.........................    482,046    1,796,670
  *Minera Frisco S.A.B. de C.V. Series A-1..................    785,532    3,400,005
  *OHL Mexico S.A.B. de C.V.................................     13,000       20,559
  *Organizacion Soriana S.A.B. de C.V. Series B.............  1,112,075    3,160,538
  *Savia S.A. de C.V. Series A..............................    120,000        7,370
   Wal-Mart de Mexico S.A.B. de C.V. Series V...............  6,153,180   17,596,103
                                                                        ------------
TOTAL MEXICO................................................             169,206,670
                                                                        ------------

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
                                                              SHARES     VALUE++
                                                             --------- -----------
PERU -- (0.5%)
   Cia de Minas Buenaventura S.A. ADR.......................   122,356 $ 5,049,632
   Credicorp, Ltd...........................................    70,822   9,271,308
                                                                       -----------
TOTAL PERU..................................................            14,320,940
                                                                       -----------
PHILIPPINES -- (1.0%)
   Aboitiz Equity Ventures, Inc............................. 1,519,900   1,830,965
   Aboitiz Power Corp....................................... 1,446,200   1,162,118
   Alliance Global Group, Inc............................... 4,704,700   1,371,003
   Ayala Corp. Series A.....................................   235,815   2,396,726
   Ayala Land, Inc.......................................... 4,735,418   2,395,523
   Bank of the Philippine Islands........................... 1,747,004   3,039,573
   BDO Unibank, Inc......................................... 1,106,768   1,730,607
  *DMCI Holdings, Inc.......................................   537,200     756,571
   Energy Development Corp.................................. 5,051,600     704,101
  *Filipina Water Bottling Corp............................. 2,006,957          --
   Globe Telecom, Inc.......................................    25,265     670,707
  *International Container Terminal Services, Inc...........   705,590   1,132,187
  *JG Summit Holdings, Inc..................................    16,000      12,605
   Jollibee Foods Corp......................................   261,130     692,114
   Manila Electric Co.......................................   160,930   1,002,126
   Metro Bank & Trust Co....................................   881,923   1,901,213
   Metro Pacific Investments Corp........................... 1,672,000     177,201
   Philippine Long Distance Telephone Co....................    42,445   2,597,008
  *Rockwell Land............................................    82,074      20,956
   San Miguel Corp..........................................   413,770   1,099,494
   SM Investments Corp......................................   122,880   2,026,097
   SM Prime Holdings, Inc................................... 2,711,168   1,071,136
   Universal Robina Corp....................................   758,000   1,164,616
                                                                       -----------
TOTAL PHILIPPINES...........................................            28,954,647
                                                                       -----------
POLAND -- (1.3%)
   Asseco Poland SA.........................................     9,607     143,011
   Bank Handlowy w Warszawie SA.............................    37,967     913,338
   Bank Millennium SA.......................................   701,813     923,091
   Bank Pekao SA............................................   113,393   5,350,770
  *BRE Bank SA..............................................    11,536   1,057,774
   Browary Zywiec SA........................................    12,668   2,308,764
  *Cyfrowy Polsat SA........................................    68,869     304,030
   Enea SA..................................................    19,827     104,692
   Eurocash SA..............................................    42,530     519,188
  *Get Bank SA.............................................. 1,028,245     619,562
  *Grupa Lotos SA...........................................    38,603     346,904
   ING Bank Slaski SA.......................................    23,913     613,708
  *Kernel Holding SA........................................    37,511     827,680
   KGHM Polska Miedz SA.....................................   107,907   4,771,305
   Kredyt Bank SA...........................................    65,825     284,350
  *LPP SA...................................................       262     236,200
  *Lubelski Wegiel Bogdanka SA..............................    20,885     841,949
   PGE SA...................................................   488,517   2,924,105
  *Polski Koncern Naftowy Orlen SA..........................   311,446   3,633,472
   Polskie Gornictwo Naftowe I Gazownictwo SA...............   990,853   1,283,309
   Powszechna Kasa Oszczednosci Bank Polski SA..............   295,853   3,173,165
  *Powszechny Zaklad Ubezpieczen SA.........................    35,918   3,634,315
   Synthos SA...............................................   400,252     773,536
  *Tauron Polska Energia SA.................................    96,649     143,361
   Telekomunikacja Polska SA................................   591,537   3,093,302
   TVN SA...................................................    67,801     206,289
                                                                       -----------
TOTAL POLAND................................................            39,031,170
                                                                       -----------

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
                                                              SHARES     VALUE++
                                                             --------- ------------
RUSSIA -- (4.2%)
   Federal Hydrogenerating Co. ADR..........................   939,693 $  3,269,533
   Gazprom OAO Sponsored ADR................................ 4,226,507   48,951,667
   Gazpromneft JSC Sponsored ADR............................    67,194    1,664,453
   Lukoil OAO Sponsored ADR.................................   376,321   23,151,730
  *Magnitogorsk Iron & Steel Works Sponsored GDR............    99,194      526,317
 #*Mechel Sponsored ADR.....................................   148,041    1,286,476
   MMC Norilsk Nickel JSC ADR...............................   532,268    9,468,893
   Novolipetsk Steel OJSC GDR...............................    83,762    1,818,542
   Novorossiysk Sea Trade Port GDR..........................    30,796      258,926
  *PIK Group GDR............................................    36,593       84,525
   Rosneft Oil Co. GDR...................................... 1,491,147   10,677,377
  *Sberbank of Russia Sponsored ADR.........................   121,801    1,577,607
   Severstal OAO GDR........................................   131,212    1,784,764
   Surgutneftegas Sponsored ADR.............................   544,495    5,453,796
   Tatneft Sponsored ADR....................................    96,742    3,591,003
   TMK OAO GDR..............................................    48,157      647,195
   Uralkali OJSC GDR........................................   189,739    7,179,785
   VimpelCom, Ltd. Sponsored ADR............................    70,835      721,809
   VTB Bank OJSC GDR........................................   900,848    3,777,893
  *X5 Retail Group NV GDR...................................    59,942    1,516,510
                                                                       ------------
TOTAL RUSSIA................................................            127,408,801
                                                                       ------------
SOUTH AFRICA -- (7.6%)
   ABSA Group, Ltd..........................................   365,243    7,436,351
   African Bank Investments, Ltd............................   601,198    3,016,859
   African Rainbow Minerals, Ltd............................   105,298    2,429,214
  #Anglo American Platinum Corp., Ltd.......................    64,638    4,199,787
  #AngloGold Ashanti, Ltd. Sponsored ADR....................   238,137    8,187,150
   ArcelorMittal South Africa, Ltd..........................   236,779    1,794,277
   Aspen Pharmacare Holdings, Ltd...........................   199,515    3,227,544
   Assore, Ltd..............................................    25,020      851,327
   Barloworld, Ltd..........................................   239,472    2,984,448
   Bidvest Group, Ltd.......................................   203,155    4,825,504
   Capitec Bank Holdings, Ltd...............................    19,592      559,584
   Discovery Holdings, Ltd..................................   357,805    2,367,222
   Exxaro Resources, Ltd....................................    90,725    2,419,879
   FirstRand, Ltd........................................... 2,114,652    6,878,129
   Foschini Group, Ltd. (The)...............................   133,311    2,208,857
   Gold Fields, Ltd. Sponsored ADR..........................   564,283    7,262,322
   Growthpoint Properties, Ltd..............................   764,019    2,040,706
   Harmony Gold Mining Co., Ltd.............................   132,269    1,300,277
   Harmony Gold Mining Co., Ltd. Sponsored ADR..............   331,569    3,216,219
   Impala Platinum Holdings, Ltd............................   478,692    9,134,549
   Imperial Holdings, Ltd...................................   147,397    3,217,614
   Investec, Ltd............................................   201,291    1,163,827
   Kumba Iron Ore, Ltd......................................    56,767    4,019,417
   Liberty Holdings, Ltd....................................   155,216    1,765,985
   Life Healthcare Group Holdings, Ltd......................   603,026    2,073,349
   Massmart Holdings, Ltd...................................    64,161    1,372,743
   Mediclinic International, Ltd............................   226,494    1,144,927
   MMI Holdings, Ltd........................................ 1,197,522    2,704,302
   Mondi, Ltd...............................................   104,068      960,565
   Mr. Price Group, Ltd.....................................   196,133    2,638,151
   MTN Group, Ltd........................................... 1,584,640   27,223,049
   Naspers, Ltd. Series N...................................   304,989   18,368,740
   Nedbank Group, Ltd.......................................   157,800    3,435,194
   Network Healthcare Holdings, Ltd.........................   642,707    1,162,573
   Pick'n Pay Stores, Ltd...................................   244,318    1,431,199
   Pretoria Portland Cement Co., Ltd........................   591,367    2,352,279
   PSG Group, Ltd...........................................    68,962      524,643
   Sanlam, Ltd.............................................. 1,508,087    6,478,269

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
                                                              SHARES     VALUE++
                                                             --------- ------------
SOUTH AFRICA -- (Continued)
  *Sappi, Ltd. Sponsored ADR................................     1,300 $      4,589
   Sasol, Ltd. Sponsored ADR................................   621,195   29,463,279
   Shoprite Holdings, Ltd...................................   431,054    7,424,130
   Spar Group, Ltd. (The)...................................   109,981    1,720,123
   Standard Bank Group, Ltd.................................   948,719   13,925,268
 #*Steinhoff International Holdings, Ltd.................... 1,077,927    3,933,503
   Telkom South Africa, Ltd.................................    11,594       35,860
   Tiger Brands, Ltd........................................    92,531    3,398,147
   Truworths International, Ltd.............................   288,242    3,042,559
  *Tsogo Sun Holdings, Ltd..................................     8,730       20,999
   Vodacom Group, Ltd.......................................   370,100    5,164,459
   Woolworths Holdings, Ltd.................................   499,998    3,136,204
                                                                       ------------
TOTAL SOUTH AFRICA..........................................            229,646,151
                                                                       ------------
SOUTH KOREA -- (13.8%)
   Amorepacific Corp........................................     3,479    3,339,621
   Cheil Industrial, Inc....................................    35,522    3,029,183
   CJ Cheiljedang Corp......................................     6,220    2,054,879
   Daelim Industrial Co., Ltd...............................    21,557    1,984,344
 #*Daewoo Engineering & Construction Co., Ltd...............   125,248    1,040,584
  #Daewoo International Corp................................    38,863    1,121,869
  *Daewoo Securities Co., Ltd...............................   220,281    2,215,783
   Daewoo Shipbuilding & Marine Engineering Co., Ltd........   109,830    3,055,195
  *Dongbu Insurance Co., Ltd................................    29,030    1,156,112
  #Doosan Corp..............................................     7,418      901,299
   Doosan Heavy Industries & Construction Co., Ltd..........    50,399    2,362,822
 #*Doosan Infracore Co., Ltd................................    82,000    1,521,060
   E-Mart Co., Ltd..........................................    18,616    4,417,498
   GS Engineering & Construction Corp.......................    27,320    2,025,432
   GS Holdings Corp.........................................    58,759    3,066,888
   Hana Financial Group, Inc................................   180,031    6,137,463
  #Hankook Tire Manufacturing Co., Ltd......................    82,310    3,472,305
  *Hanwha Chemical Corp.....................................    94,470    1,848,975
  #Honam Petrochemical Corp.................................     9,035    2,158,941
   Hyundai Department Store Co., Ltd........................    10,789    1,517,290
   Hyundai Engineering & Construction Co., Ltd..............    40,788    2,560,339
   Hyundai Glovis Co., Ltd..................................     8,230    1,607,439
   Hyundai Heavy Industries Co., Ltd........................    39,020    9,696,474
  #Hyundai Hysco Co., Ltd...................................    20,954      736,274
   Hyundai Marine & Fire Insurance Co., Ltd.................     9,500      242,838
 #*Hyundai Merchant Marine Co., Ltd.........................    27,211      689,556
   Hyundai Mobis............................................    53,070   14,348,373
   Hyundai Motor Co., Ltd...................................   106,999   25,259,284
  #Hyundai Steel Co.........................................    58,560    5,066,475
   Industrial Bank of Korea, Ltd............................   180,660    1,983,757
   Kangwon Land, Inc........................................   114,660    2,454,659
   KB Financial Group, Inc..................................   193,155    6,535,027
   KB Financial Group, Inc. ADR.............................    73,168    2,482,590
   KCC Corp.................................................     5,799    1,482,932
   KEPCO Engineering & Construction Co., Inc................     4,794      290,039
   Kia Motors Corp..........................................   224,568   16,478,573
  *Korea Electric Power Corp................................   210,090    4,030,359
   Korea Exchange Bank......................................   323,750    2,448,387
   Korea Gas Corp...........................................    13,990      544,623
  *Korea Life Insurance Co., Ltd............................   124,980      753,302
   Korea Zinc Co., Ltd......................................     4,959    1,597,543
  *Korean Air Co., Ltd......................................    26,785    1,049,544
   KT Corp..................................................    70,850    1,837,290
   KT&G Corp................................................   103,590    7,109,207
  #Kumho Petro chemical Co., Ltd............................     6,452      602,099
  #LG Chemical, Ltd.........................................    32,392    8,096,788

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
                                                              SHARES     VALUE++
                                                             --------- ------------
SOUTH KOREA -- (Continued)
   LG Corp..................................................   118,265 $  5,985,808
  *LG Display Co., Ltd. ADR.................................   390,619    4,363,214
  #LG Electronics, Inc......................................    97,300    6,003,308
  #LG Household & Healthcare Co., Ltd.......................     5,120    2,681,448
   LG Uplus Corp............................................   259,030    1,279,035
   Lotte Shopping Co., Ltd..................................     8,332    2,582,559
   LS Corp..................................................     4,290      285,823
  *Mando Corp...............................................     7,550    1,202,347
   NCsoft Corp..............................................     9,568    2,467,729
  #NHN Corp.................................................    26,056    5,890,354
  #OCI Co., Ltd.............................................    11,012    2,070,264
   ORION Corp...............................................     2,210    1,750,322
   POSCO....................................................    46,060   15,258,688
  #POSCO ADR................................................    25,311    2,107,141
  #Samsung C&T Corp.........................................   100,930    6,827,881
   Samsung Card Co., Ltd....................................    23,720      726,047
   Samsung Electro-Mechanics Co., Ltd.......................    43,148    4,150,691
   Samsung Electronics Co., Ltd.............................    69,482   85,043,282
   Samsung Electronics Co., Ltd. GDR........................    49,372   30,128,714
   Samsung Engineering Co., Ltd.............................    18,317    3,467,867
   Samsung Fire & Marine Insurance, Ltd.....................    35,022    6,683,463
  #Samsung Heavy Industries Co., Ltd........................   126,000    4,606,590
   Samsung Life Insurance Co., Ltd..........................    24,567    2,168,727
  #Samsung SDI Co., Ltd.....................................    37,340    5,350,482
  *Samsung Securities Co., Ltd..............................    43,067    1,893,774
  #Samsung Techwin Co., Ltd.................................    21,339    1,297,922
   Shinhan Financial Group Co., Ltd.........................   230,726    8,007,663
  #Shinhan Financial Group Co., Ltd. ADR....................    40,746    2,833,477
   Shinsegae Co., Ltd.......................................     6,575    1,440,409
   SK C&C Co., Ltd..........................................     9,384      773,481
   SK Holdings Co., Ltd.....................................    28,989    3,086,301
 #*SK Hynix, Inc............................................   317,470    7,824,820
   SK Innovation Co., Ltd...................................    51,889    7,172,492
   SK Networks Co., Ltd.....................................    77,320      635,736
   SK Telecom Co., Ltd......................................    25,236    3,021,924
  #S-Oil Corp...............................................    42,124    3,611,343
   Woongjin Coway Co., Ltd..................................    26,300      840,384
   Woori Finance Holdings Co., Ltd..........................   289,030    3,023,971
                                                                       ------------
TOTAL SOUTH KOREA...........................................            416,956,795
                                                                       ------------
TAIWAN -- (10.2%)
  #Acer, Inc................................................ 2,349,040    2,677,146
   Advanced Semiconductor Engineering, Inc.................. 3,667,679    3,688,198
  *Advanced Semiconductor Engineering, Inc. ADR.............    68,200      345,774
   Advantech Co., Ltd.......................................   202,200      684,110
  #Asia Cement Corp......................................... 2,217,802    2,656,095
   Asustek Computer, Inc....................................   532,180    5,346,050
  #AU Optronics Corp........................................ 3,356,873    1,510,501
   AU Optronics Corp. Sponsored ADR.........................   295,728    1,327,819
  #Catcher Technology Co., Ltd..............................   302,429    1,920,188
  #Cathay Financial Holdings Co., Ltd....................... 4,740,572    4,983,712
   Chang Hwa Commercial Bank................................ 2,506,610    1,382,024
  #Cheng Shin Rubber Industry Co., Ltd...................... 1,399,783    3,470,048
   Chicony Electronics Co., Ltd.............................   315,571      612,498
  *Chimei Innolux Corp...................................... 4,297,818    1,769,317
   China Airlines, Ltd...................................... 2,142,536      829,261
  #China Development Financial Holding Corp................. 6,871,121    1,728,762
   China Life Insurance Co., Ltd............................ 1,269,020    1,125,161
  *China Motor Co., Ltd.....................................   649,000      533,693
   China Petrochemical Development Corp..................... 1,366,500    1,372,063
  #China Steel Corp......................................... 9,488,159    9,419,659

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

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- -----------
TAIWAN -- (Continued)
   Chinatrust Financial Holdings Co., Ltd................... 7,684,300 $ 4,870,940
  *Chunghwa Telecom Co., Ltd................................    66,000     206,370
   Chunghwa Telecom Co., Ltd. ADR...........................   226,956   7,031,097
   Clevo Co., Ltd...........................................    63,000      97,794
 #*Compal Communications, Inc...............................    86,000     120,450
   Compal Electronics, Inc.................................. 3,781,541   4,329,253
   CTCI Corp................................................   155,000     298,416
   Delta Electronics, Inc................................... 1,812,366   5,353,312
   E.Sun Financial Holding Co., Ltd......................... 4,408,616   2,327,299
  #Epistar Corp.............................................   645,000   1,556,430
   Eva Airways Corp......................................... 1,301,600     777,984
   Evergreen Marine Corp., Ltd.............................. 1,716,249   1,006,003
  #Far Eastern Department Stores Co., Ltd...................   697,956     747,736
   Far Eastern New Century Corp............................. 3,166,206   3,554,707
   Far EasTone Telecommunications Co., Ltd.................. 1,003,000   2,170,391
   Farglory Land Development Co., Ltd.......................   251,229     462,161
   First Financial Holding Co., Ltd......................... 6,156,052   3,668,290
   Formosa Chemicals & Fiber Co., Ltd....................... 3,322,445   9,589,751
  #Formosa International Hotels Corp........................    26,000     351,007
 #*Formosa Petrochemical Corp...............................   798,000   2,471,198
   Formosa Plastics Corp.................................... 4,070,648  11,513,425
   Formosa Taffeta Co., Ltd.................................   820,000     772,292
  #Foxconn Technology Co., Ltd..............................   731,494   2,560,222
   Fubon Financial Holding Co., Ltd......................... 5,151,009   5,329,096
   Giant Manufacturing Co., Ltd.............................   203,506   1,017,575
   Highwealth Construction Corp.............................   309,000     515,250
  *Hiwin Technologies Corp..................................   111,000   1,043,396
   Hon Hai Precision Industry Co., Ltd...................... 6,378,096  19,150,133
  #Hotai Motor Co., Ltd.....................................   298,000   1,886,088
  #HTC Corp.................................................   581,235   8,724,492
   Hua Nan Financial Holding Co., Ltd....................... 5,475,400   3,022,505
  *Inotera Memories, Inc.................................... 1,538,000     398,917
   Inventec Corp............................................ 1,845,358     706,477
   Kinsus Interconnect Technology Corp......................   200,000     624,627
  #Largan Precision Co., Ltd................................    67,860   1,068,789
  #LCY Chemical Corp........................................   338,380     519,747
   Lite-On Technology Corp.................................. 1,812,846   2,203,135
  #Macronix International Co., Ltd.......................... 3,959,825   1,300,488
  #Media Tek, Inc...........................................   749,995   6,461,532
   Mega Financial Holding Co., Ltd.......................... 5,598,640   4,401,759
   Nan Ya Plastic Corp...................................... 5,377,564  11,033,718
   Nan Ya Printed Circuit Board Corp........................   206,968     385,413
  #Nankang Rubber Tire Co., Ltd+............................   316,000     461,674
  #Novatek Microelectronics Corp............................   304,000     914,974
 #*Oriental Union Chemical Corp.............................   360,000     438,076
   Pegatron Corp............................................ 1,249,345   1,797,188
   Pou Chen Corp............................................ 2,386,487   2,038,575
  #Powertech Technology, Inc................................   552,819     937,537
  #President Chain Store Corp...............................   576,831   3,082,917
   Quanta Computer, Inc..................................... 1,769,000   4,628,698
  *Radiant Opto-Electronics Corp............................   312,000   1,301,632
  #Ruentex Development Co., Ltd.............................   420,000     599,984
   Ruentex Industries, Ltd..................................   307,937     532,418
 #*Shin Kong Financial Holding Co., Ltd..................... 6,325,344   1,862,848
   Siliconware Precision Industries Co...................... 2,179,324   2,568,714
  *Siliconware Precision Industries Co. Sponsored ADR.......    42,800     249,524
   SinoPac Holdings Co., Ltd................................ 6,607,204   2,238,766
  #Standard Foods Taiwan, Ltd...............................   143,000     442,796
  #Synnex Technology International Corp..................... 1,019,756   2,381,445
   Taishin Financial Holdings Co., Ltd...................... 6,060,290   2,327,281
  *Taiwan Business Bank..................................... 3,319,556   1,003,393

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

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
TAIWAN -- (Continued)
   Taiwan Cement Corp.......................................  2,650,720 $  3,141,817
  *Taiwan Cooperative Financial Holding, Ltd................  3,495,240    2,147,990
  #Taiwan Fertilizer Co., Ltd...............................    609,000    1,449,089
  #Taiwan Glass Industry Corp...............................  1,087,323    1,078,650
   Taiwan Mobile Co., Ltd...................................  1,082,300    3,487,814
   Taiwan Semiconductor Manufacturing Co., Ltd.............. 19,090,808   56,425,489
  *Teco Electric & Machinery Co., Ltd.......................  1,363,000      994,704
   Transcend Information, Inc...............................    151,181      402,441
   Tripod Technology Corp...................................    307,870      900,401
   TSRC Corp................................................    345,000      830,481
   U-Ming Marine Transport Corp.............................    551,860      934,460
  #Unimicron Technology Corp................................  1,180,896    1,334,250
   Uni-President Enterprises Corp...........................  4,076,738    6,317,484
  #United Microelectronics Corp............................. 10,266,000    5,369,870
  #USI Corp.................................................    278,000      258,361
   Walsin Lihwa Corp........................................  3,190,000      922,151
   Wan Hai Lines Co., Ltd...................................    365,800      184,395
  #Wintek Corp..............................................  1,832,760    1,185,839
  #Wistron Corp.............................................  1,423,378    2,123,459
   WPG Holdings, Ltd........................................  1,033,869    1,403,608
   Yang Ming Marine Transport Corp..........................  1,741,300      735,214
  *Yuanta Financial Holding Co., Ltd........................  5,731,577    2,730,270
  #Yulon Motor Co., Ltd.....................................    695,000    1,107,420
                                                                        ------------
TOTAL TAIWAN................................................             308,285,841
                                                                        ------------
THAILAND -- (2.4%)
   Advance Info Service PCL (Foreign).......................  1,005,100    5,981,571
   Airports of Thailand PCL (Foreign).......................    372,200      750,452
   Bangkok Bank PCL (Foreign)...............................    329,000    2,075,642
   Bangkok Bank PCL (Foreign) NVDR..........................    326,200    2,026,153
   Bangkok Dusit Medical Services PCL (Foreign).............    347,400    1,039,376
  *Bangkok Life Assurance PCL (Foreign) NVDR................        100          152
   Bank of Ayudhya PCL (Foreign)............................  2,590,200    2,379,615
   Banpu PCL (Foreign)......................................    109,250    1,975,382
   BEC World PCL (Foreign)..................................    975,300    1,633,429
  *Big C Supercenter PCL (Foreign)..........................     24,600      152,000
  *Big C Supercenter PCL (Foreign) NVDR.....................    149,600      924,358
  *Central Pattana PCL (Foreign)............................    637,000    1,040,951
   Charoen Pokphand Foods PCL (Foreign).....................  2,686,100    3,559,628
   CP ALL PCL (Foreign).....................................  1,597,600    3,974,517
   Electricity Generating PCL (Foreign).....................     33,000      106,244
   Glow Energy PCL (Foreign)................................    279,700      611,702
  *Home Product Center PCL (Foreign)........................  1,316,400      599,337
   IRPC PCL (Foreign).......................................  8,859,600    1,256,190
   Kasikornbank PCL (Foreign)...............................  1,531,600    8,143,629
   Krung Thai Bank PCL (Foreign)............................  4,726,870    2,766,948
   Land & Houses PCL (Foreign) NVDR.........................  2,556,400      660,923
   PTT Exploration & Production PCL (Foreign)...............    743,800    4,293,480
   PTT Exploration & Production PCL (Foreign) NVDR..........     54,700      315,748
   PTT Global Chemical PCL (Foreign)........................  1,669,872    3,733,454
   PTT PCL (Foreign)........................................    737,700    8,420,576
   Ratchaburi Electricity Generating Holding PCL (Foreign)..    521,300      707,781
  *Robinson Department Store PCL (Foreign)..................     26,600       46,063
   Siam Cement PCL (Foreign) (The)..........................    124,800    1,696,468
   Siam Cement PCL (Foreign) (The) NVDR.....................     78,400      892,358
   Siam City Cement PCL (Foreign)...........................     94,913    1,015,492
   Siam Commercial Bank PCL (Foreign).......................  1,001,366    5,047,536
   Siam Makro PCL (Foreign).................................     57,800      719,915
  *Thai Airways International PCL (Foreign).................    108,100       94,038
   Thai Oil PCL (Foreign)...................................    669,200    1,468,976
   Thai Union Frozen Products PCL (Foreign).................    287,800      680,893

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

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CONTINUED

                                                               SHARES      VALUE++
                                                             ---------- --------------
THAILAND -- (Continued)
   TMB Bank PCL (Foreign)................................... 18,290,500 $    1,011,182
  *Total Access Communication PCL (Foreign).................     66,900        181,663
   Total Access Communication PCL (Foreign) NVDR............    567,700      1,523,098
  *True Corp. PCL (Foreign).................................  1,804,400        215,941
                                                                        --------------
TOTAL THAILAND..............................................                73,722,861
                                                                        --------------
TURKEY -- (1.4%)
  *Akbank T.A.S.............................................  1,135,233      4,220,081
   Anadolu Efes Biracilik ve Malt Sanayi A.S................    206,111      2,905,398
  *Arcelik A.S..............................................    223,462        980,566
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.................     34,154        206,195
  *Asya Katilim Bankasi A.S.................................     34,556         35,240
   Aygaz A.S................................................     56,787        262,894
   BIM BirlesikMagazalar A.S................................     50,123      2,090,577
  *Coca-Cola Icecek A.S.....................................     28,721        404,180
  *Dogan Sirketler Grubu Holding A.S........................    309,384        146,155
  *Dogan Yayin Holding A.S..................................          1             --
   Enka Insaat ve Sanayi A.S................................    275,494        863,265
   Eregli Demir ve Celik Fabrikalari T.A.S..................    873,605      1,210,540
   Ford Otomotiv Sanayi A.S.................................     74,222        683,277
   KOC Holding A.S. Series B................................    751,546      2,791,309
  *Koza Altin Isletmeleri A.S...............................     31,732        687,612
  *Migros Ticaret A.S.......................................     33,309        329,216
  *Petkim Petrokimya Holding A.S............................    380,618        452,704
  *TAV Havalimanlari Holding A.S............................    116,286        612,415
  *Tekfen Holding A.S.......................................    190,435        694,385
   Tofas Turk Otomobil Fabrikasi A.S........................     91,573        405,592
   Tupras Turkiye Petrol Rafinerileri A.S...................    122,470      2,564,448
  *Turk Hava Yollari A.S....................................    924,662      1,416,156
  *Turk Telekomunikasyon A.S................................    311,329      1,364,020
  *Turk Traktor ve Ziraat Makineleri A.S....................        435          7,619
  *Turkcell Iletisim Hizmetleri A.S.........................    412,709      2,053,436
  *Turkcell Iletisim Hizmetleri A.S. ADR....................     51,867        641,076
   Turkiye Garanti Bankasi A.S..............................  1,801,520      6,632,373
   Turkiye Halk Bankasi A.S.................................    190,207      1,333,346
   Turkiye Is Bankasi A.S...................................  1,484,267      3,399,577
   Turkiye Sise ve Cam Fabrikalari A.S......................    612,846      1,047,434
   Turkiye Vakiflar Bankasi T.A.O...........................    719,719      1,291,871
  *Yapi ve Kredi Bankasi A.S................................    764,565      1,416,122
                                                                        --------------
TOTAL TURKEY................................................                43,149,079
                                                                        --------------
TOTAL COMMON STOCKS.........................................             2,569,421,910
                                                                        --------------
PREFERRED STOCKS -- (7.1%)
BRAZIL -- (6.9%)
   AES Tiete SA.............................................     71,898        999,552
   Banco Bradesco SA........................................  1,656,632     26,420,593
   Banco do Estado do Rio Grande do Sul SA Series B.........    152,700      1,317,795
  *Braskem SA Preferred Series A............................     73,800        516,869
  #Braskem SA Sponsored ADR.................................    153,394      2,254,892
  *Centrais Eletricas Brasileiras SA Preferred Series B.....     56,600        675,524
   Cia Brasileira de Distribuicao Grupo Pao de Acucar
     Series A Sponsored ADR.................................     95,430      4,488,073
   Cia de Bebidas das Americas SA...........................        415         17,382
   Cia de Bebidas das Americas SA ADR.......................    622,039     26,113,197
   Cia de Transmissao de Energia Electrica Paulista SA
     Preferred Series A.....................................     21,989        704,262
   Cia Energetica de Minas Gerais SA........................    364,776      7,185,871
   Cia Energetica de Sao Paulo SA Preferred Series B........     79,510      1,512,073
   Cia Paranaense de Energia SA Sponsored ADR Series A......     55,300      1,385,265
  *Cia Paranaense de Energia Series B.......................     16,600        416,361
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA...     32,361        495,054
   Empresa Nasional de Comercio Redito e Participacoes SA...        380          9,968
   Gerdau SA................................................    836,068      7,807,366

THE EMERGING MARKETS SERIES
CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- ------------
BRAZIL -- (Continued)
   Gerdau SA Sponsored ADR.......................................     9,025 $     84,745
   Itau Unibanco Holding SA...................................... 1,765,700   27,706,155
   Itau Unibanco Holding SA ADR..................................   153,946    2,415,413
  *Klabin SA.....................................................   663,777    3,175,850
   Lojas Americanas SA...........................................   220,173    2,056,018
   Oi SA.........................................................   463,558    2,784,536
   Petroleo Brasileiro SA........................................   106,500    1,177,777
   Petroleo Brasilerio SA ADR.................................... 1,618,850   35,873,716
   Telefonica Brasil SA..........................................   266,084    7,577,074
   Ultrapar Participacoes SA Sponsored ADR.......................   254,308    5,757,533
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A.....   609,817    3,496,734
   Vale SA....................................................... 1,412,691   30,571,311
  *Vale SA Series B..............................................    81,160           --
  #Vale SA Sponsored ADR.........................................   166,500    3,601,395
                                                                            ------------
TOTAL BRAZIL.....................................................            208,598,354
                                                                            ------------
CHILE -- (0.2%)
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR...........    91,271    5,320,187
                                                                            ------------
TOTAL PREFERRED STOCKS...........................................            213,918,541
                                                                            ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Cia de Bebidas das Americas SA Rights 05/31/12................         1            8
                                                                            ------------
THAILAND -- (0.0%)
  *Thai Union Frozen Products PCL (Foreign) Rights 05/18/12......    57,560       42,585
                                                                            ------------
TOTAL RIGHTS/WARRANTS............................................                 42,593
                                                                            ------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT         VALUE+
                                                             ------------ --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S) @ DFA Short Term Investment Fund........................  231,000,000    231,000,000
  @ Repurchase Agreement, Deutsche Bank Securities, Inc.
    0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
    07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
    $837,156) to be repurchased at $820,746................. $        821        820,741
                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 231,820,741
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,890,395,399).....................................              $3,015,203,785
                                                                          ==============

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                                        SHARES    VALUE++
                                                                       --------- ----------
COMMON STOCKS -- (90.6%)..............................................
ARGENTINA -- (0.0%)...................................................
  *Celulosa Argentina SA Series B.....................................         1 $       --
   Ferrum SA de Ceramica y Metalurgia.................................         1         --
                                                                                 ----------
TOTAL ARGENTINA.......................................................                   --
                                                                                 ----------
BRAZIL -- (8.9%)
  *Aliansce Shopping Centers SA.......................................   281,200  2,653,930
   Alpargatas SA......................................................   109,340    816,831
   Amil Participacoes SA..............................................   216,908  2,121,116
   Anhanguera Educacional Participacoes SA............................   520,845  6,891,226
  *Arezzo Industria e Comercio SA.....................................   143,828  2,224,405
  *Autometal SA.......................................................    35,841    287,683
  *B2W Cia Global Do Varejo SA........................................   181,300    778,026
   Banco Alfa de Investimento SA......................................       500      1,495
   Banco Mercantil do Brasil SA.......................................     1,327     10,965
   Bematech SA........................................................    69,500    149,490
  *BHG SA--Brazil Hospitality Group...................................     6,300     76,678
   BR Malls Participacoes SA..........................................     4,983     61,590
   Brasil Brokers Participacoes SA....................................   565,811  1,935,361
  *BrasilAgro--Companhia Brasileira de Propriedades Agricolas SA......     1,500      5,949
   Brookfield Incorporacoes SA........................................ 1,135,412  2,996,156
  *Camargo Correa Desenvolvimento Imobiliario SA......................   109,836    281,195
   CETIP SA--Mercados Organizados.....................................   307,059  4,719,895
   Cia de Saneamento de Minas Gerais-Copasa SA........................   287,721  6,739,628
   Cia Hering SA......................................................   340,090  8,444,487
   Cia Providencia Industria e Comercio SA............................    39,050    137,258
   Contax Participacoes SA............................................     2,500     35,412
   CR2 Empreendimentos Imobiliarios SA................................     9,400     26,630
   Cremer SA..........................................................    92,146    894,316
   CSU Cardsystem SA..................................................    74,700    164,202
   Cyrela Brazil Realty SA Empreendimentos e Participacoes............   123,033    991,416
  *Cyrela Commercial Properties SA Empreendimentos e Participacoes....    21,200    233,560
   Diagnosticos da America SA.........................................   855,441  6,125,840
   Direcional Engenharia SA...........................................   149,709    764,979
   Duratex SA.........................................................   920,162  5,406,612
   Energias do Brazil SA..............................................   899,806  6,273,600
   Equatorial Energia SA..............................................   296,168  2,178,357
   Estacio Participacoes SA...........................................   302,671  3,777,532
   Eternit SA.........................................................   330,389  1,733,279
   Even Construtora e Incorporadora SA................................   902,367  3,370,592
   EZ Tec Empreendimentos e Participacoes SA..........................   186,358  2,057,989
  *Fertilizantes Heringer SA..........................................   110,300    813,008
   Fleury SA..........................................................   169,951  2,204,909
   Forjas Taurus SA...................................................    35,969     42,269
   Gafisa SA..........................................................   404,600    745,034
   Gafisa SA ADR......................................................   642,131  2,363,042
  *General Shopping Brasil SA.........................................   109,417    662,994
   Gol Linhas Aereas Inteligentes SA ADR..............................   398,527  2,112,193
   Grendene SA........................................................   409,234  2,108,269
   Guararapes Confeccoes SA...........................................    26,700  1,388,403
   Helbor Empreendimentos SA..........................................   521,772  2,534,747
   Hypermarcas SA.....................................................   436,746  2,838,855
  *IdeiasNet SA.......................................................   266,700    349,789
   Iguatemi Empresa de Shopping Centers SA............................   142,600  3,109,124
   Industrias Romi SA.................................................    91,400    280,987
   Inepar SA Industria e Construcoes..................................    20,840     28,317
  *International Meal Co. Holdings SA.................................    48,399    439,264
   Iochpe-Maxion SA...................................................   300,208  5,197,316
   JHSF Participacoes SA..............................................   383,647  1,203,583

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
BRAZIL -- (Continued).......................................
   Joao Fortes Engenharia SA................................    37,300 $  165,352
  *JSL SA...................................................   219,200  1,101,664
  *Kepler Weber SA.......................................... 3,202,300    403,196
  *Kroton Educacional SA Common Shares......................    16,713     28,496
  *Kroton Educacional SA Unit Shares........................   342,193  5,026,574
   Light SA.................................................   323,900  4,183,521
  *LLX Logistica SA.........................................   179,225    298,998
   Localiza Rent a Car SA...................................   397,002  6,789,741
  *Log-in Logistica Intermodal SA...........................   115,150    470,592
   Lojas Renner SA..........................................   273,700  8,697,117
   LPS Brasil Consultoria de Imoveis SA.....................   160,070  2,762,796
  *Lupatech SA..............................................    41,000    109,482
   M. Dias Branco SA........................................   164,941  4,759,203
  *Magnesita Refratarios SA.................................   842,504  2,961,350
   Mahle-Metal Leve SA Industria e Comercio.................    69,985  2,276,353
   Marcopolo SA.............................................    13,500     60,908
   Marfrig Alimentos SA.....................................   615,607  3,407,210
   Marisa Lojas SA..........................................   156,564  1,850,530
   Metalfrio Solutions SA...................................    34,700     89,201
   Mills Estruturas e Servicos de Engenharia SA.............   285,300  3,710,404
   Minerva SA...............................................   209,258    948,503
  *MMX Mineracao e Metalicos SA............................. 1,042,400  4,834,255
  *MPX Energia SA...........................................   112,241  3,013,074
   MRV Engenharia e Participacoes SA........................   727,333  4,250,709
   Multiplan Empreendimentos Imobiliarios SA................   200,046  4,712,150
  *Multiplus SA.............................................   174,784  3,803,499
   Obrascon Huarte Lain Brasil SA...........................   430,500  3,719,715
   OdontoPrev SA............................................   957,243  5,057,019
   Paranapanema SA..........................................   787,100  1,201,616
   PDG Realty SA Empreendimentos e Participacoes............ 2,990,624  7,028,825
  *Plascar Participacoes Industriais SA.....................   209,500    164,861
   Porto Seguro SA..........................................   261,800  2,569,723
  *PortX Operacoes Portuarias SA............................   348,025    556,869
   Positivo Informatica SA..................................   125,500    444,417
   Profarma Distribuidora de Produtos Farmaceuticos SA......    27,700    139,361
  *QGEP Participacoes SA....................................   224,399  1,509,218
   Raia Drogasil SA.........................................   652,675  6,978,211
   Redentor Energia SA......................................    11,500     43,529
  *Refinaria de Petroleos Manguinhos SA..................... 1,088,589    685,312
   Restoque Comercio e Confeccoes de Roupas SA..............   114,729  2,199,903
   Rodobens Negocios Imobiliarios SA........................    43,546    254,036
   Rossi Residencial SA.....................................   760,790  3,185,009
   Santos Brasil Participacoes SA...........................   186,188  3,252,661
  *Sao Carlos Empreendimentos e Participacoes SA............    48,700    809,900
   Sao Martinho SA..........................................   175,764  2,125,415
   SLC Agricola SA..........................................   201,959  1,995,062
  *Sonae Sierra Brasil SA...................................    71,600  1,156,929
  *Springs Global Participacoes SA..........................    94,700    161,464
   Sul America SA...........................................   710,007  5,833,074
   TAM SA Sponsored ADR.....................................    38,100    931,545
   Tecnisa SA...............................................   419,631  1,886,650
   Tegma Gestao Logistica SA................................   104,935  1,599,224
  *Tempo Participacoes SA...................................   258,702    655,526
  *Tereos Internacional SA..................................   215,283    386,259
   Terna Participacoes SA...................................     4,100    140,865
   Totvs SA.................................................   453,100  8,795,058
   Trisul SA................................................     2,838      4,079
   Triunfo Participacoes e Investimentos SA.................    84,737    406,314
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao SA...........................   202,450  3,110,857
  *Vanguarda Agro SA........................................ 3,424,367    718,593
  *Via Varejo SA............................................    55,737    584,812

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CONTINUED

                                                               SHARES      VALUE++
                                                             ----------- ------------
BRAZIL -- (Continued).......................................
  *Viver Incorporadora e Construtora SA.....................     659,540 $    833,875
                                                                         ------------
TOTAL BRAZIL................................................              245,630,447
                                                                         ------------
CHILE -- (1.4%)
   AFP Cuprum SA............................................       1,398       77,811
   Almendral SA.............................................     387,080       55,935
   Banmedica SA.............................................   1,312,094    2,353,168
   Besalco SA...............................................   1,221,432    2,392,002
   Cementos Bio-Bio SA......................................     452,622      629,808
   Cia General de Electricidad SA...........................     110,134      622,072
   Cintac SA................................................     324,650      177,350
  *Compania Sud Americana de Vapores SA.....................  13,556,124    1,592,866
   Corpbanca SA............................................. 119,914,799    1,629,022
  *Corpbanca SA ADR.........................................      34,711      698,038
   Cristalerias de Chile SA.................................     156,836    1,390,218
   Empresa Electrica Pilmaiquen SA..........................      46,897      213,748
  *Empresas Hites SA........................................     340,060      269,812
   Empresas Iansa SA........................................  11,187,229      910,937
   Empresas La Polar SA.....................................     347,940      295,502
   Forus SA.................................................     140,928      653,655
   Gasco SA.................................................      76,171      565,276
   Grupo Security SA........................................     427,232      165,573
   Inversiones Aguas Metropolitanas SA......................   1,746,179    3,077,681
  *Madeco SA................................................  27,299,341    1,291,527
   Masisa SA................................................   5,997,274      667,600
   Molibdenos y Metales SA..................................       1,506       25,457
  *Multiexport Foods SA.....................................   1,933,937      522,255
   Parque Arauco SA.........................................   2,073,928    4,029,431
   PAZ Corp. SA.............................................     498,600      267,236
   Ripley Corp. SA..........................................   1,208,251    1,347,483
   Salfacorp SA.............................................     630,975    1,612,882
  *Sigdo Koppers SA.........................................     658,257    1,574,063
  *Sociedad Matriz SAAM SA..................................   4,636,827      554,393
   Socovesa SA..............................................   1,652,535      819,965
  *Sonda SA.................................................     725,744    2,161,822
   Soquimic Comercial SA....................................     562,478      170,448
   Vina Concha Y Toro SA....................................   1,987,364    4,178,749
   Vina Concha Y Toro SA Sponsored ADR......................       1,725       72,433
   Vina San Pedro Tarapaca SA...............................  40,113,498      281,191
                                                                         ------------
TOTAL CHILE.................................................               37,347,409
                                                                         ------------
CHINA -- (13.7%)
  *361 Degrees International, Ltd...........................   2,251,000      710,946
   Ajisen China Holdings, Ltd...............................   1,847,000    2,055,004
   AMVIG Holdings, Ltd......................................   1,372,000      766,753
  *Anhui Expressway Co., Ltd. Series H......................   2,076,000    1,176,364
   Anhui Tianda Oil Pipe Co., Ltd. Series H.................     225,000       39,322
   Anta Sports Products, Ltd................................   2,983,000    2,943,431
   Anton Oilfield Services Group............................   3,334,000      517,121
  *Anxin-China Holdings, Ltd................................   8,043,000    1,608,689
   Asia Cement China Holdings Corp..........................   1,920,000      942,894
  *Asia Energy Logistics Group, Ltd.........................  22,560,000      412,521
   Asian Citrus Holdings, Ltd...............................   2,516,000    1,492,899
  *Ausnutria Dairy Corp., Ltd...............................     365,000       68,685
  #AviChina Industry & Technology Co., Ltd. Series H........   6,886,788    3,147,924
   Baoye Group Co., Ltd. Series H...........................   1,860,000    1,174,904
  *BaWang International Group Holding, Ltd..................   4,816,000      455,256
   Beijing Capital International Airport Co., Ltd. Series H.   6,690,000    4,324,208
   Beijing Capital Land, Ltd. Series H......................   4,474,500    1,226,919
  *Beijing Development HK, Ltd..............................     559,000       93,339
  *Beijing Enterprises Water Group, Ltd.....................   9,323,660    2,128,251

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CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
CHINA -- (Continued)........................................
   Beijing Jingkelong Co., Ltd. Series H....................    539,749 $  476,797
   Beijing North Star Co., Ltd. Series H....................  2,182,000    402,604
  *Beijing Properties Holdings, Ltd.........................  4,615,061    240,205
  *Besunyen Holdings Co., Ltd...............................  2,476,000    225,185
  *Biostime International Holdings, Ltd.....................    218,500    628,165
  *Boer Power Holdings, Ltd.................................    849,000    304,297
   Bosideng International Holdings, Ltd.....................  8,226,000  2,363,634
  *BYD Electronic International Co., Ltd....................  3,127,815    936,834
   C C Land Holdings, Ltd...................................  6,044,000  1,281,878
  #C.P. Pokphand Co., Ltd................................... 13,936,594  1,718,087
   Catic Shenzhen Holdings, Ltd. Series H...................    310,000    131,815
   Central China Real Estate, Ltd...........................  2,490,626    647,976
   Centron Telecom International Holdings, Ltd..............    166,117     22,482
  *CGN Mining Co., Ltd......................................  4,180,000    529,751
 #*Chaoda Modern Agriculture Holdings, Ltd..................  6,771,138    677,075
  *Chaowei Power Holdings, Ltd..............................  1,316,000    582,146
  *Chigo Holding, Ltd....................................... 12,858,000    334,047
   China Aerospace International Holdings, Ltd..............  9,836,500    870,117
   China Agri-Industries Holdings, Ltd......................  4,383,000  3,205,244
  *China All Access Holdings, Ltd...........................  2,022,000    397,403
   China Aoyuan Property Group, Ltd.........................  2,639,000    369,528
   China Automation Group, Ltd..............................  2,230,000    612,061
   China BlueChemical, Ltd. Series H........................    674,000    480,368
   China Chengtong Development Group, Ltd...................  2,298,000     87,056
   China Communications Services Corp., Ltd. Series H.......  1,939,200    989,752
  *China Corn Oil Co., Ltd..................................    589,000    275,118
   China Dongxiang Group Co., Ltd........................... 11,315,985  1,523,284
  *China Energine International Holdings, Ltd...............    524,000     18,151
  #China Everbright International, Ltd......................  7,170,800  3,374,636
   China Everbright, Ltd....................................  2,270,000  3,583,184
  #China Foods, Ltd.........................................  2,584,000  2,792,943
   China Gas Holdings, Ltd..................................  9,067,500  4,490,844
  *China Glass Holdings, Ltd................................  1,798,000    257,242
  *China Grand Forestry Green Resources Group, Ltd..........    362,987     31,406
  #China Green Holdings, Ltd................................  2,178,000    633,829
   China Haidian Holdings, Ltd..............................  5,564,000    679,001
   China High Precision Automation Group, Ltd...............  1,289,000    446,078
   China High Speed Transmission Equipment Group Co., Ltd...  4,725,000  2,274,785
   China Huiyuan Juice Group, Ltd...........................  2,304,500    768,893
  *China ITS Holdings Co., Ltd..............................  3,353,000    536,774
  *China Liansu Group Holdings, Ltd.........................  2,586,000  1,619,408
  *China Lilang, Ltd........................................  1,583,000  1,455,793
  *China Lumena New Materials Corp.......................... 10,270,000  1,859,955
  *China Medical System Holdings, Ltd.......................  2,932,500  1,350,948
   China Metal Recycling Holdings, Ltd......................  1,742,886  1,988,915
  *China Mining Resources Group, Ltd........................ 25,526,000    371,771
  *China Modern Dairy Holdings, Ltd.........................    484,000    136,784
  *China Molybdenum Co., Ltd. Series H......................  4,427,000  1,710,104
   China National Materials Co., Ltd. Series H..............  3,563,000  1,370,051
  *China Nickel Resources Holdings Co., Ltd.................    358,000     28,455
  *China Oil & Gas Group, Ltd............................... 10,360,000  1,037,076
   China Oriental Group Co., Ltd............................     10,000      2,589
   China Overseas Grand Oceans Group, Ltd...................  1,221,000  1,632,963
   China Pharmaceutical Group, Ltd..........................  3,255,877    669,026
   China Power International Development, Ltd...............  6,253,000  1,404,147
 #*China Power New Energy Development Co., Ltd.............. 14,240,000    602,683
  *China Precious Metal Resources Holdings Co., Ltd.........  7,444,318  1,320,555
  *China Properties Group, Ltd..............................  2,204,000    646,908
  *China Qinfa Group, Ltd...................................  3,446,000    764,247
 #*China Rare Earth Holdings, Ltd...........................  4,252,000  1,117,107
  *China Renewable Energy Investment, Ltd...................  1,004,889     32,281

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CONTINUED

                                                                    SHARES    VALUE++
                                                                  ---------- ----------
CHINA -- (Continued).............................................
  *China Resources Gas Group, Ltd................................  1,372,000 $2,658,151
  *China Rongsheng Heavy Industries Group Holdings, Ltd..........  6,631,500  1,645,659
  *China Sanjiang Fine Chemicals Co., Ltd........................  1,926,000    612,237
   China SCE Property Holdings, Ltd..............................  1,293,000    299,396
   China Shanshui Cement Group, Ltd..............................  5,805,000  4,662,729
   China Shineway Pharmaceutical Group, Ltd......................  1,151,200  1,791,020
   China Shipping Development Co., Ltd. Series H.................    684,000    441,944
  *China Singyes Solar Technologies Holdings, Ltd................  1,266,000    622,794
   China South City Holdings, Ltd................................  5,132,000    705,548
   China Starch Holdings, Ltd....................................  5,145,000    181,197
   China State Construction International Holdings, Ltd..........  4,296,960  3,944,952
   China Sunshine Paper Holdings Co., Ltd........................    882,578    100,557
  *China Suntien Green Energy Corp., Ltd. Series H...............  4,830,000    935,157
  *China Tianyi Holdings, Ltd....................................  1,152,000    216,493
  *China Tontine Wines Group, Ltd................................  3,080,000    347,493
   China Travel International Investment Hong Kong, Ltd.......... 14,349,900  2,874,334
  *China Vanadium Titano--Magnetite Mining Co., Ltd..............  3,611,000    817,467
  #China Water Affairs Group, Ltd................................  4,248,000  1,323,623
   China Wireless Technologies, Ltd..............................  5,648,000    853,273
   China Yurun Food Group, Ltd...................................  4,855,000  6,165,530
  *China ZhengTong Auto Services Holdings, Ltd...................  2,214,500  2,173,981
   China Zhongwang Holdings, Ltd.................................  5,483,600  2,256,783
 #*Chinasoft International, Ltd..................................  2,950,000    824,236
  *ChinaVision Media Group, Ltd..................................     50,000      2,126
 #*Chongqing Iron & Steel Co., Ltd. Series H.....................  1,797,400    319,696
   Chongqing Machinery & Electric Co., Ltd. Series H.............  4,096,000    745,286
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.....  1,285,000    481,187
  *CIMC Enric Holdings, Ltd......................................    794,000    437,524
 #*Citic 21CN Co., Ltd...........................................  6,319,200    356,989
  *Citic Resources Holdings, Ltd................................. 10,450,600  1,713,902
  *Clear Media, Ltd..............................................     79,000     48,387
  *CNNC International, Ltd.......................................     28,042      7,665
  *Coastal Greenland, Ltd........................................  1,384,000     44,624
  #Comba Telecom Systems Holdings, Ltd...........................  3,141,577  1,728,198
  *Comtec Solar Systems Group, Ltd...............................  2,134,000    275,409
   COSCO International Holdings, Ltd.............................  2,703,000  1,172,471
  *Coslight Technology International Group, Ltd..................     36,000     10,603
   CPMC Holdings, Ltd............................................    807,000    548,268
  *Da Ming International Holdings, Ltd...........................     42,000      7,622
   DaChan Food Asia, Ltd.........................................  1,263,955    238,217
   Dah Chong Hong Holdings, Ltd..................................  2,110,000  2,234,921
   Dalian Port (PDA) Co., Ltd. Series H..........................  3,290,000    748,997
  #Daphne International Holdings, Ltd............................  2,976,000  4,230,273
  *Daqing Dairy Holdings, Ltd....................................    922,000    199,643
  *Dawnrays Pharmaceutical Holdings, Ltd.........................  1,182,943    300,201
  *DBA Telecommunication Asia Holdings, Ltd......................    392,000    236,666
   Digital China Holdings, Ltd...................................  2,443,800  4,615,788
  *Dongiang Environmental Co., Ltd. Series H.....................     43,200    169,751
   Dongyue Group Co., Ltd........................................  3,282,000  2,443,173
   Dynasty Fine Wines Group, Ltd.................................  1,498,000    290,210
   Embry Holdings, Ltd...........................................    448,000    249,739
  *Enerchina Holdings, Ltd.......................................  8,435,167    112,556
   ENN Energy Holdings, Ltd......................................  1,372,000  4,784,806
  *Evergreen International Holdings, Ltd.........................    854,000    239,652
  *Extrawell Pharmaceutical Holdings, Ltd........................  6,417,921    349,876
   Fantasia Holdings Group Co., Ltd..............................  3,972,000    452,679
   First Tractor Co., Ltd. Series H..............................  1,233,176  1,146,072
   Franshion Properties China, Ltd............................... 13,062,300  3,605,051
   Fufeng Group, Ltd.............................................  2,857,000  1,153,911
  #Geely Automobile Holdings, Ltd................................ 11,185,000  4,137,459
   Global Bio-Chem Technology Group Co., Ltd.....................  7,890,800  1,548,054

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CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
CHINA -- (Continued)........................................
  *Global Sweeteners Holdings, Ltd..........................  2,200,951 $  200,238
  *Glorious Property Holdings, Ltd..........................  9,785,501  1,488,119
   Goldbond Group Holdings, Ltd.............................    350,000     15,605
  *Golden Meditech Holdings, Ltd............................  3,436,000    424,348
   Goldlion Holdings, Ltd...................................    735,962    317,294
   Good Friend International Holdings, Inc..................    436,667    203,498
  *Goodtop Tin International Holdings, Ltd..................  5,180,000    460,573
  #Great Wall Technology Co., Ltd. Series H.................  1,678,950    381,154
   Greentown China Holdings, Ltd............................  2,422,148  1,679,956
   Guangshen Railway Co., Ltd. Sponsored ADR................      3,840     72,115
   Guangzhou Investment Co., Ltd............................ 21,405,432  4,744,113
  #Guangzhou Pharmaceutical Co., Ltd. Series H..............    648,000    630,009
   Guangzhou Shipyard International Co., Ltd. Series H......    505,400    435,680
  *Haier Electronics Group Co., Ltd.........................  2,450,000  2,549,786
   Hainan Meilan International Airport Co., Ltd. Series H...    517,000    329,253
   Haitian International Holdings, Ltd......................  1,742,000  2,004,197
  #Harbin Electric Co., Ltd. Series H.......................  2,531,413  2,628,340
   Henderson Investment, Ltd................................    596,000     45,185
  *Heng Tai Consumables Group, Ltd.......................... 18,333,193    492,649
   Hengdeli Holdings, Ltd...................................  7,546,000  3,006,787
  *Hi Sun Technology, Ltd...................................  4,446,000    680,278
   Hidili Industry International Development, Ltd...........  4,204,000  1,427,839
  *Hisense Kelon Electrical Holdings Co., Ltd. Series H.....  1,079,000    235,151
   HKC Holdings, Ltd........................................ 17,896,447    885,101
  #Hong Kong Resources Holdings Co., Ltd....................  2,237,450    121,659
  *Honghua Group, Ltd.......................................  3,834,000    694,095
  *Hopefluent Group Holdings, Ltd...........................     58,000     15,064
  #Hopewell Highway Infrastructure, Ltd.....................  2,315,500  1,206,789
  #Hopson Development Holdings, Ltd.........................  3,476,000  2,090,355
  #Hua Han Bio-Pharmaceutical Holdings, Ltd.................  3,975,360    769,858
   Huabao International Holdings, Ltd.......................  6,523,014  3,346,149
  *Huadian Power International Corp. Series H...............  2,396,000    550,421
  *Hunan Nonferrous Metal Corp., Ltd. Series H..............  8,774,000  2,557,210
   Huscoke Resources Holdings, Ltd..........................  8,002,000    104,343
  *Hutchison Harbour Ring, Ltd..............................  6,788,000    601,660
   Inspur International, Ltd................................  7,835,000    246,368
  *Interchina Holdings Co., Ltd............................. 11,520,000    686,968
  *International Taifeng Holdings, Ltd......................  1,100,000    338,798
   Intime Department Store Group Co., Ltd...................  3,386,000  4,257,006
  *Jinchuan Group International Resources Co., Ltd..........  1,624,000    318,339
  #Jingwei Textile Machinery Co., Ltd. Series H.............    644,000    401,847
   Ju Teng International Holdings, Ltd......................  3,230,000    673,074
  *Kai Yuan Holdings, Ltd...................................  9,280,000    243,051
  *Kaisa Group Holdings, Ltd................................  6,586,000  1,383,000
   Kasen International Holdings, Ltd........................    222,000     28,604
   Kingboard Chemical Holdings, Ltd.........................    351,500    981,945
   Kingboard Laminates Holdings, Ltd........................  3,162,500  1,466,673
  #Kingdee International Software Group Co., Ltd............  6,617,200  1,466,925
   Kingsoft Corp., Ltd......................................  3,169,000  1,454,435
   Kingway Brewery Holdings, Ltd............................  4,396,800  1,534,026
   KWG Property Holding, Ltd................................  5,039,450  3,300,136
   Lai Fung Holdings, Ltd...................................  8,191,720    148,401
  *Le Saunda Holdings, Ltd..................................    942,000    325,405
   Lee & Man Paper Manufacturing, Ltd.......................  5,454,000  2,544,464
  *Leoch International Technology, Ltd......................    614,000    152,569
   Li Ning Co., Ltd.........................................  2,585,500  2,369,332
  #Lianhua Supermarket Holdings Co., Ltd. Series H..........  1,698,600  1,775,181
   Lijun International Pharmaceutical Holding, Ltd..........  3,920,000    849,561
   Lingbao Gold Co., Ltd. Series H..........................  1,384,000    686,523
  *LK Technology Holdings, Ltd..............................    837,500    197,687
   Lonking Holdings, Ltd....................................  6,648,000  2,409,110

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

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CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
CHINA -- (Continued)........................................
Loudong General Nice Resources China Holdings, Ltd..........  6,535,117 $  513,803
  #Maanshan Iron & Steel Co., Ltd. Series H.................  3,712,000  1,039,064
   Magic Holdings International, Ltd........................  1,063,600    413,350
  *Maoye International Holdings, Ltd........................  4,808,000  1,132,537
  *Microport Scientific Corp................................  1,003,000    472,022
  *MIE Holdings Corp........................................  3,306,000  1,073,913
   Min Xin Holdings, Ltd....................................    418,000    223,768
  *Mingfa Group International Co., Ltd......................  3,181,000    947,856
  *Mingyuan Medicare Development Co., Ltd...................  9,920,000    255,180
   Minmetals Land, Ltd......................................  5,058,000    630,833
 #*Minmetals Resources, Ltd.................................  5,130,000  2,613,880
   Minth Group, Ltd.........................................  1,493,000  1,887,663
  *Nam Fong International Holdings, Ltd.....................    306,758     29,072
  *Nan Hai Corp, Ltd........................................  8,550,000     32,928
  *Nanjing Panda Electronics Co., Ltd. Series H.............    246,000     53,972
   NetDragon Websoft, Inc...................................    320,044    220,141
   New World China Land, Ltd................................  4,348,000  1,334,801
   New World Department Store China, Ltd....................  1,621,462  1,104,644
  *NVC Lighting Holdings, Ltd...............................  5,129,000  1,850,598
  *O-Net Communications Group, Ltd..........................  1,214,000    306,618
  *Oriental Ginza Holdings, Ltd.............................  2,058,000     75,407
  *Overseas Chinese Town Asia Holdings, Ltd.................    400,183    154,688
   Pacific Online, Ltd......................................    711,365    316,701
  *PAX Global Technology, Ltd...............................    179,000     29,298
   PCD Stores Group, Ltd.................................... 10,450,000  1,298,442
  *Peak Sport Products Co., Ltd.............................  2,768,000    643,212
  *PetroAsian Energy Holdings, Ltd..........................  3,772,000     88,249
  #Phoenix Satellite Television Holdings, Ltd...............  2,776,000    947,339
  #Poly Hong Kong Investment, Ltd...........................  8,319,000  4,339,044
   Ports Design, Ltd........................................  1,195,000  1,752,766
  *Pou Sheng International Holdings, Ltd....................  3,863,806    357,274
   Powerlong Real Estate Holdings, Ltd......................  5,069,000    862,856
   Prosperity International Holdings HK, Ltd................  5,020,000    248,387
   Qingling Motors Co., Ltd. Series H.......................  1,694,000    537,521
   Qunxing Paper Holdings Co., Ltd..........................    669,913    177,322
   Real Gold Mining, Ltd....................................    300,500    341,220
   Real Nutriceutical Group, Ltd............................  2,972,000    768,259
   Regent Manner International, Ltd.........................  2,609,000    570,023
   Renhe Commercial Holdings Co., Ltd....................... 38,342,000  2,208,264
  #REXLot Holdings, Ltd..................................... 23,875,000  2,147,959
  *Richly Field China Development, Ltd......................  6,980,000     79,168
   Road King Infrastructure, Ltd............................    752,000    488,435
  *Royale Furniture Holdings, Ltd...........................  1,030,000    330,177
   Samson Holding, Ltd......................................    724,000     95,859
  *Sany Heavy Equipment International Holdings Co., Ltd.....  2,452,000  1,871,984
  *Sateri Holdings, Ltd.....................................     71,000     19,725
  *Semiconductor Manufacturing International Corp........... 93,483,000  4,630,734
   Shandong Chenming Paper Holdings, Ltd. Series H..........  1,081,000    498,327
   Shandong Molong Petroleum Machinery Co., Ltd. Series H...    291,068    213,427
   Shandong Xinhua Pharmaceutical Co., Ltd. Series H........    154,000     36,980
  *Shanghai Industrial Urban Development Group, Ltd.........  5,434,000  1,154,128
   Shanghai Jin Jiang International Hotels Group Co., Ltd.
     Series H...............................................  3,080,000    451,696
   Shanghai Prime Machinery Co., Ltd. Series H..............  4,298,000    664,292
  *Shanghai Zendai Property, Ltd............................  7,225,000    130,582
   Shengli Oil & Gas Pipe Holdings, Ltd.....................  3,613,500    399,138
  *Shenguan Holdings Group, Ltd.............................  4,140,000  2,271,527
   Shenzhen Expressway Co., Ltd. Series H...................  2,524,400  1,053,844
   Shenzhen International Holdings, Ltd..................... 42,344,300  2,882,081
   Shenzhen Investment, Ltd................................. 10,634,000  2,467,256
   Shenzhou International Group, Ltd........................  1,264,000  2,372,164
   Shougang Concord Century Holdings, Ltd...................  1,137,153     47,614

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CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
CHINA -- (Continued)........................................
  #Shougang Concord International Enterprises Co., Ltd...... 19,752,000 $1,049,353
  #Shougang Fushan Resources Group, Ltd..................... 10,944,000  3,813,954
   Shui On Land, Ltd........................................ 11,385,909  4,753,520
   Sichuan Expressway Co., Ltd. Series H....................  3,240,000  1,298,478
  *Sihuan Pharmaceutical Holdings Group, Ltd................  7,073,000  2,676,689
  *Sijia Group Co., Ltd.....................................    887,000    240,885
  *Silver Base Group Holdings, Ltd..........................  2,057,000  1,101,781
   Silver Grant International Industries, Ltd...............  5,220,000  1,107,649
   SIM Technology Group, Ltd................................  3,488,000    237,341
   Sino Biopharmaceutical, Ltd..............................  9,360,000  2,552,187
 #*Sino Dragon New Energy Holdings, Ltd.....................  5,568,000    225,117
 #*Sino Oil & Gas Holdings, Ltd............................. 31,557,766    786,654
  *Sino Prosper State Gold Resources Holdings, Ltd..........  2,110,000    112,393
  *Sino Union Energy Investment Group, Ltd..................  8,820,000    749,920
   SinoCom Software Group, Ltd..............................    134,200     17,199
   Sinofert Holdings, Ltd...................................  7,743,327  1,681,804
  *Sinolink Worldwide Holdings, Ltd......................... 10,218,800    811,360
   SinoMedia Holding, Ltd...................................    621,000    364,078
   Sino-Ocean Land Holdings, Ltd............................ 11,976,054  5,554,987
  #Sinopec Kantons Holdings, Ltd............................  2,284,000  1,614,844
   Sinotrans Shipping, Ltd..................................  3,999,586    951,902
   Sinotrans, Ltd. Series H.................................  6,138,000  1,039,719
   Sinotruk Hong Kong, Ltd..................................  2,577,500  1,567,179
  #Skyworth Digital Holdings, Ltd...........................  7,683,757  3,128,265
  *SMI Corp., Ltd...........................................  5,056,066    178,015
   Solargiga Energy Holdings, Ltd...........................  3,026,000    251,617
  #Sparkle Roll Group, Ltd..................................  5,288,000    477,093
   SPG Land Holdings, Ltd...................................    671,000    136,421
   SRE Group, Ltd........................................... 11,937,053    588,717
  *Sunac China Holdings, Ltd................................  2,774,000    857,359
   Sunny Optical Technology Group Co., Ltd..................  1,299,000    430,857
   Tak Sing Alliance Holdings, Ltd..........................    253,257     23,377
   TCC International Holdings, Ltd..........................  3,987,098  1,371,573
  *TCL Communication Technology Holdings, Ltd...............  1,938,198    771,001
  *TCL Multimedia Technology Holdings, Ltd..................  2,684,510  1,519,020
  *Tech Pro Technology Development, Ltd.....................  2,794,000  1,118,538
   Texhong Textile Group, Ltd...............................    452,000    190,742
   Tian An China Investments Co., Ltd.......................  1,193,000    566,429
  *Tian Shan Development Holdings, Ltd......................    806,000    208,418
   Tiangong International Co., Ltd..........................  3,154,000    777,561
   Tianjin Capital Environmental Protection Group Co., Ltd.
     Series H...............................................  1,542,000    381,424
  *Tianjin Development Holdings, Ltd........................  1,294,000    574,075
   Tianjin Port Development Holdings, Ltd...................  3,660,800    493,844
   Tianneng Power International, Ltd........................  2,236,048  1,098,122
   Tomson Group, Ltd........................................  1,060,443    245,723
  *Tong Ren Tang Technologies Co., Ltd. Series H............    734,000  1,065,127
  #Towngas China Co., Ltd...................................  2,893,000  2,059,105
  #TPV Technology, Ltd......................................  3,613,964    825,385
  *Trauson Holdings Co., Ltd................................    743,000    283,767
   Travelsky Technology, Ltd. Series H......................  3,165,090  1,747,991
  *Trony Solar Holdings Co., Ltd............................  1,757,000    148,128
   Truly International Holdings, Ltd........................  5,411,573    811,543
  *Uni-President China Holdings, Ltd........................  3,568,000  3,232,145
  *United Energy Group, Ltd................................. 11,816,450  2,566,862
  *United Gene High-Tech Group, Ltd......................... 15,660,000     90,338
   Vinda International Holdings, Ltd........................  1,963,000  3,478,673
 #*VODone, Ltd.............................................. 11,956,000  1,695,216
   Wasion Group Holdings, Ltd...............................  1,698,000    714,521
   Weiqiao Textile Co., Ltd. Series H.......................  2,212,000  1,088,655
   Welling Holding, Ltd.....................................  3,050,000    477,122
  *West China Cement, Ltd...................................  8,724,000  2,082,181

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

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CONTINUED

                                                                   SHARES     VALUE++
                                                                  --------- ------------
CHINA -- (Continued).............................................
  *Winteam Pharmaceutical Group, Ltd............................. 2,332,000 $    390,694
   Wumart Stores, Inc. Series H..................................   323,000      740,834
   Xiamen International Port Co., Ltd. Series H.................. 5,166,000      656,432
   Xingda International Holdings, Ltd............................ 3,277,000    1,420,144
   Xinhua Winshare Publishing & Media Co., Ltd. Series H.........   307,103      159,104
  *Xinjiang Goldwind Science & Technology Co., Ltd. Series H.....   312,600      153,905
   Xinjiang Xinxin Mining Industry Co., Ltd. Series H............ 2,400,598      652,207
  *Xiwang Sugar Holdings Co., Ltd................................ 3,103,178      385,577
  *XTEP International Holdings, Ltd.............................. 2,402,000    1,080,957
  *Yantai North Andre Juice Co. Series H......................... 3,230,000      153,749
   Yingde Gases Group Co., Ltd................................... 2,844,000    3,299,547
  #Yip's Chemical Holdings, Ltd..................................   940,000      739,199
  *Youyuan International Holdings, Ltd...........................    44,000       10,903
  #Yuexiu Transport Infrastructure, Ltd.......................... 2,530,018    1,217,582
  *Yuzhou Properties Co..........................................   183,000       39,972
   Zhejiang Expressway Co., Ltd. Series H........................ 4,076,000    2,921,495
 #*Zhejiang Glass Co., Ltd. Series H.............................   445,000           --
  *Zhong An Real Estate, Ltd..................................... 1,057,400      131,124
   Zhuzhou CSR Times Electric Co., Ltd. Series H................. 1,344,000    3,780,242
                                                                            ------------
TOTAL CHINA......................................................            378,241,998
                                                                            ------------
HUNGARY -- (0.1%)................................................
  *CIG Pannonia Life Insurance P.L.C. Class A....................       510          991
  *Danubius Hotel & Spa P.L.C....................................    45,091      580,916
  *EGIS Pharmaceuticals P.L.C....................................    11,973      799,385
  *FHB Mortgage Bank NYRT........................................    42,048      110,932
  *Fotex Holding SE Co., Ltd.....................................   119,895      133,384
  *PannErgy P.L.C................................................   127,046      369,814
   Zwack Unicum NYRT.............................................       856       52,201
                                                                            ------------
TOTAL HUNGARY....................................................              2,047,623
                                                                            ------------
INDIA -- (7.5%)..................................................
  *3M India, Ltd.................................................     5,008      379,126
  *A2Z Maintenance & Engineering Services, Ltd...................    28,786       54,359
   Aban Offshore, Ltd............................................    61,612      483,721
   ABG Shipyard, Ltd.............................................    65,442      470,791
   Aditya Birla Nuvo, Ltd........................................    28,409      501,029
   Aegis Logistics, Ltd..........................................    11,109       32,348
   Agro Tech Foods, Ltd..........................................    42,043      403,043
   AIA Engineering, Ltd..........................................    44,197      297,292
   Ajmera Realty & Infra India, Ltd..............................    12,450       27,412
   Akzo Nobel India, Ltd.........................................    51,800      855,567
   Alembic Pharmaceuticals, Ltd..................................   270,318      277,744
  *Alembic, Ltd..................................................   265,727       85,414
   Allahabad Bank, Ltd...........................................   232,957      730,782
   Allcargo Logistics, Ltd.......................................     3,483        7,828
   Alok Industries, Ltd.......................................... 1,230,569      456,813
   Alstom Projects India, Ltd....................................    49,538      369,020
   Alstom T&D India, Ltd.........................................   146,336      439,350
   Amara Raja Batteries, Ltd.....................................    63,401      352,016
   Amtek Auto, Ltd...............................................   391,266      937,607
   Anant Raj Industries, Ltd.....................................   429,225      475,687
  *Andhra Bank, Ltd..............................................   505,685    1,115,827
   Ansal Properties & Infrastructure, Ltd........................    82,517       51,086
  *Apollo Hospitals Enterprise, Ltd..............................   249,642    2,983,596
   Apollo Tyres, Ltd.............................................   663,125    1,132,124
   Aptech, Ltd...................................................    63,975       89,825
  *Arvind, Ltd...................................................   477,774      786,372
  *Asahi India Glass, Ltd........................................   220,013      300,291
  *Ashok Leyland, Ltd............................................ 2,615,570    1,594,537
   Asian Hotels East, Ltd........................................    13,104       69,050

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)........................................
   Asian Hotels West, Ltd...................................   6,100 $   15,968
   Aurobindo Pharma, Ltd.................................... 562,623  1,401,197
   Automotive Axles, Ltd....................................  19,185    194,650
   Aventis Pharma, Ltd......................................  23,593    984,569
  *Bajaj Corp., Ltd.........................................   8,427     19,891
   Bajaj Electricals, Ltd................................... 120,212    449,128
   Bajaj Finance, Ltd.......................................  54,152    893,165
   Bajaj Finserv, Ltd....................................... 115,432  1,607,050
   Bajaj Hindusthan, Ltd.................................... 967,181    557,349
   Bajaj Holdings & Investment, Ltd.........................  86,830  1,385,786
   Balkrishna Industries, Ltd...............................  26,933    147,779
   Ballarpur Industries, Ltd................................ 910,052    427,933
   Balmer Lawrie & Co., Ltd.................................  23,602    245,267
   Balrampur Chini Mills, Ltd............................... 745,160    773,823
   Bank of Maharashtra, Ltd................................. 553,573    572,316
   Bannari Amman Sugars, Ltd................................  15,663    158,535
   BASF India, Ltd..........................................  14,881    173,445
   Bata India, Ltd..........................................  90,792  1,511,219
   BEML, Ltd................................................  54,420    549,423
   Bengal & Assam Co., Ltd..................................   3,943     17,861
   Berger Paints India, Ltd................................. 534,335  1,216,054
  *BF Utilities, Ltd........................................  41,568    333,300
  *BGR Energy Systems, Ltd..................................  99,209    617,666
   Bharat Forge, Ltd........................................ 314,016  1,920,571
   Bhushan Steel, Ltd....................................... 391,545  3,207,076
  *Biocon, Ltd.............................................. 160,545    732,052
   Birla Corp., Ltd......................................... 104,359    506,497
   Bl Kashyap & Sons, Ltd...................................     554        115
   Blue Dart Express, Ltd...................................  18,708    705,685
   Blue Star, Ltd........................................... 119,701    419,965
   Bombay Burmah Trading Co.................................   6,565     72,196
   Bombay Dyeing & Manufacturing Co., Ltd...................  60,583    600,949
   Bombay Rayon Fashions, Ltd...............................  17,322     83,062
   Brigade Enterprises, Ltd.................................   5,002      5,214
   Britannia Industries, Ltd................................ 161,658  1,716,853
   Cadila Healthcare, Ltd...................................   7,548    104,176
   Carborundum Universal, Ltd............................... 304,350    953,471
   Central Bank of India.................................... 878,411  1,637,994
   Centum Electronics, Ltd..................................   5,939      5,546
   Century Enka, Ltd........................................   7,619     16,265
   Century Plyboards India, Ltd............................. 137,796    160,855
   Century Textiles & Industries, Ltd....................... 152,775    942,731
   CESC, Ltd................................................ 200,253    983,937
   Chambal Fertilizers & Chemicals, Ltd..................... 539,201    777,266
   Chennai Petroleum Corp., Ltd............................. 155,875    442,288
   Cholamandalam Investment & Finance Co., Ltd..............  71,956    245,907
   City Union Bank, Ltd..................................... 630,312    584,330
   Clariant Chemicals (India), Ltd..........................  27,668    323,372
   CMC, Ltd.................................................  55,642    960,599
   Core Education & Technologies, Ltd....................... 141,152    754,464
   Coromandel International, Ltd............................ 436,106  2,115,301
   Corporation Bank......................................... 158,474  1,224,947
   Crisil, Ltd.............................................. 101,450  1,996,402
   Dalmia Bharat Enterprises, Ltd...........................  57,965    140,456
   Dalmia Cement (Bharat), Ltd..............................  27,994      6,780
   DB Corp., Ltd............................................   1,695      6,704
  *DB Realty, Ltd........................................... 358,609    497,645
   DCM Shriram Consolidated, Ltd............................ 234,793    197,754
  *Deccan Chronicle Holdings, Ltd........................... 104,772     80,271
   Deepak Fertilizers & Petrochemicals Corp., Ltd........... 143,664    373,977
  *DEN Networks, Ltd........................................  44,828     92,708

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
INDIA -- (Continued)
   Dena Bank................................................   127,628 $  225,596
  *Development Credit Bank, Ltd.............................   615,071    533,382
   Dewan Housing Finance Corp., Ltd.........................   110,571    458,983
   Dhanalakshmi Bank, Ltd...................................    31,360     37,823
  *Dish TV (India), Ltd.....................................   931,187  1,056,298
   Dishman Pharmaceuticals & Chemicals, Ltd.................    45,678     39,545
  *Dredging Corp. of India, Ltd.............................    21,673    112,160
   E.I.D.--Parry (India), Ltd...............................   285,956    972,298
   eClerx Services, Ltd.....................................    20,502    285,839
   Edelweiss Financial Services, Ltd........................   353,351    197,509
   Educomp Solutions, Ltd...................................   182,569    673,171
   Eicher Motors, Ltd.......................................    44,035  1,900,148
   EIH, Ltd.................................................   368,326    585,792
   Elder Pharmaceuticals, Ltd...............................    41,972    251,497
   Electrosteel Casings, Ltd................................   302,373    118,228
   Elgi Equipments, Ltd.....................................   224,474    328,630
   Emami, Ltd...............................................    45,495    393,807
  *Entertainment Network India, Ltd.........................    30,173    118,518
   Era Infra Engineering, Ltd...............................   227,832    609,821
   Escorts, Ltd.............................................   313,542    438,068
  *Essar Oil, Ltd...........................................    15,493     15,968
  *Essar Ports, Ltd.........................................   337,238    577,619
  *Essar Shipping, Ltd......................................   112,311     64,448
   Essel Propack, Ltd.......................................   195,868    125,215
   Eveready Industries (India), Ltd.........................    77,672     32,536
  *Everonn Education, Ltd...................................    17,248     74,435
   FAG Bearings (India), Ltd................................    27,136    799,177
   FDC, Ltd.................................................   245,896    372,689
  *Federal Bank, Ltd........................................   390,077  3,113,174
  *Federal-Mogul Goetze (India), Ltd........................    61,255    320,385
   Financial Technologies (India), Ltd......................    86,965  1,126,661
   Finolex Cables, Ltd......................................   232,057    151,723
   Finolex Industries, Ltd..................................   229,394    256,890
  *Fortis Healthcare, Ltd...................................   278,946    567,957
  *Fresenius Kabi Oncology, Ltd.............................    92,520    251,443
   Future Capital Holdings, Ltd.............................    68,029    183,265
   Gammon India, Ltd........................................   197,932    174,193
  *Gammon Infrastructure Projects, Ltd......................    50,558     12,667
   Ganesh Housing Corp., Ltd................................     1,657      3,044
   Gateway Distriparks, Ltd.................................   190,858    548,133
   Geodesic, Ltd............................................    85,071     73,519
   Geojit BNP Paribas Financial Services, Ltd...............    27,975      9,343
   GHCL, Ltd................................................   108,622     78,199
  *Gillette India, Ltd......................................     9,020    440,679
   Gitanjali Gems, Ltd......................................   142,029    878,225
   GlaxoSmithKline Consumer Healthcare, Ltd.................    38,091  2,019,515
   Glenmark Pharmaceuticals, Ltd............................    11,536     71,280
  *Glodyne Technoserve, Ltd.................................    45,409    351,944
   Godfrey Phillips India, Ltd..............................     3,276    230,879
   Godrej Industries, Ltd...................................   263,939  1,331,362
  *Godrej Properties, Ltd...................................    34,061    381,414
   Gokul Refoils & Solvent, Ltd.............................    39,085     60,146
   Graphite India, Ltd......................................   221,802    381,943
   Great Eastern Shipping Co., Ltd..........................   209,925  1,011,659
   Greaves Cotton, Ltd......................................   461,835    708,263
   Grindwell Norton, Ltd....................................    18,171     91,318
   Gruh Finance, Ltd........................................    22,239    286,392
  *GTL Infrastructure, Ltd.................................. 1,124,695    193,471
   Gujarat Alkalies & Chemicals, Ltd........................   135,835    324,942
   Gujarat Ambuja Exports, Ltd..............................   156,663     65,975
   Gujarat Fluorochemicals, Ltd.............................   156,927  1,370,434

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

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
INDIA -- (Continued)
   Gujarat Gas Co., Ltd.....................................   171,320 $1,047,033
   Gujarat Industries Power Co., Ltd........................    44,878     57,700
   Gujarat Mineral Development Corp., Ltd...................   222,072    784,314
   Gujarat Narmada Valley Fertilizers Co., Ltd..............   190,388    295,692
   Gujarat NRE Coke, Ltd....................................   992,393    382,592
   Gujarat State Fertilizers & Chemicals, Ltd...............    97,061    813,959
   Gujarat State Petronet, Ltd..............................   419,615    527,548
   Gulf Oil Corp., Ltd......................................    48,781     75,366
  *GVK Power & Infrastructure, Ltd.......................... 3,313,004  1,009,170
  *Hathway Cable & Datacom, Ltd.............................   112,993    332,545
  *Havells India, Ltd.......................................    84,202    888,802
   HCL Infosystems, Ltd.....................................   376,754    320,196
   HEG, Ltd.................................................    58,975    251,811
  *HeidelbergCement India, Ltd..............................   221,953    129,859
  *Hexa Tradex, Ltd.........................................    73,518    104,627
   Hexaware Technologies, Ltd...............................   793,774  1,944,950
   Hikal, Ltd...............................................    16,247     85,740
  *Himachal Futuristic Communications, Ltd.................. 1,979,484    416,453
   Hinduja Global Solutions, Ltd............................    35,626    212,170
   Hinduja Ventures, Ltd....................................    36,075    269,646
   Hindustan Construction Co., Ltd.......................... 1,799,218    721,634
  *Hindustan Oil Exploration Co., Ltd.......................   139,814    323,513
  *Honeywell Automation India, Ltd..........................     9,574    494,700
   Hotel Leelaventure, Ltd..................................   513,732    313,986
  *Housing Development & Infrastructure, Ltd................   921,851  1,407,010
   HSIL, Ltd................................................    99,175    312,355
   HT Media, Ltd............................................    67,258    162,006
   India Cements, Ltd.......................................   677,089  1,084,312
  *India Infoline, Ltd......................................   651,294    681,382
   Indiabulls Financial Services, Ltd.......................   357,294  1,641,865
   Indian Bank..............................................    90,446    390,098
   Indian Hotels Co., Ltd................................... 1,113,168  1,306,483
   Indian Overseas Bank.....................................   573,292    947,973
   Indo Rama Synthetics (India), Ltd........................   110,426     60,425
   Indoco Remedies, Ltd.....................................    12,300    108,826
  *Indraprastha Gas, Ltd....................................   102,420    423,870
   IndusInd Bank, Ltd.......................................   108,813    687,220
   INEOS ABS India, Ltd.....................................    23,441    324,507
   Info Edge (India), Ltd...................................    31,188    450,201
   Infotech Enterprises, Ltd................................   176,903    545,831
   ING Vysya Bank, Ltd......................................    21,126    145,864
   Ingersoll-Rand India, Ltd................................    23,233    220,384
   Ipca Laboratories, Ltd...................................   169,625  1,161,357
   IRB Infrastructure Developers, Ltd.......................   343,938  1,119,127
   IVRCL Infrastructures & Projects, Ltd.................... 1,362,161  1,595,238
   J.B. Chemicals & Pharmaceuticals, Ltd....................    89,920    115,754
   Jagran Prakashan, Ltd....................................   271,154    502,939
   Jai Balaji Industries, Ltd...............................     1,974      1,461
   Jai Corp., Ltd...........................................   212,983    273,742
   Jain Irrigation Systems, Ltd.............................   556,840    931,496
   Jammu & Kashmir Bank, Ltd................................    79,003  1,395,564
  *Jaypee Infratech, Ltd....................................   720,728    629,657
   JBF Industries, Ltd......................................    85,460    183,729
  *Jet Airways (India), Ltd.................................    69,486    442,436
   Jindal Drilling & Industries, Ltd........................    13,908     79,813
   Jindal Poly Films, Ltd...................................    73,216    270,852
   Jindal Saw, Ltd..........................................   450,807  1,323,677
  *Jindal South West Holdings, Ltd..........................       307      3,914
  *Jindal Stainless, Ltd....................................   207,228    306,972
   JK Cement, Ltd...........................................    12,434     32,974
   JM Financial, Ltd........................................   715,995    188,720

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
INDIA -- (Continued)
  *JSW ISPAT Steel, Ltd..................................... 2,469,694 $  556,547
   Jubilant Industries, Ltd.................................     4,575     23,095
   Jubilant Organosys, Ltd..................................   144,838    496,952
  *Jyothy Laboratories, Ltd.................................    73,663    246,010
   K.S.B. Pumps, Ltd........................................    31,790    134,142
   Kajaria Ceramics, Ltd....................................    85,428    304,344
  *Kakinada Fertilizers, Ltd................................   632,948    134,637
   Kalpataru Power Transmission, Ltd........................    90,146    170,912
   Kansai Nerolac Paints, Ltd...............................       198      3,496
   Karnataka Bank, Ltd......................................   454,992    780,892
   Karur Vysya Bank, Ltd....................................   159,651  1,222,396
   Karuturi Global, Ltd.....................................   408,138     38,598
  *Kaveri Seed Co., Ltd.....................................       877     11,636
   KEC International, Ltd...................................   288,766    313,201
   Kesoram Industries, Ltd..................................    56,319    144,238
   Kewal Kiran Clothing, Ltd................................     1,598     18,840
  *Kingfisher Airlines, Ltd.................................   766,122    220,137
   Kirloskar Brothers, Ltd..................................       817      1,976
   Kirloskar Industries, Ltd................................     8,177     45,717
   Kirloskar Oil Engines, Ltd...............................   218,179    604,322
   KPIT Cummins Infosystems, Ltd............................   224,185    357,300
  *KSK Energy Ventures, Ltd.................................    34,237     41,380
   Lakshmi Machine Works, Ltd...............................     8,928    275,956
   Lakshmi Vilas Bank, Ltd..................................    63,043     95,498
  *Lanco Infratech, Ltd..................................... 2,505,868    665,159
   Madhucon Projects, Ltd...................................     9,477      9,146
   Madras Cements, Ltd......................................   153,887    432,304
  *Mahanagar Telephone Nigam, Ltd...........................   550,944    261,938
   Maharashtra Scooters, Ltd................................     4,550     28,285
   Maharashtra Seamless, Ltd................................   100,013    718,479
   Mahindra & Mahindra Financial Services, Ltd..............   100,699  1,326,103
  *Mahindra Holidays & Resorts India, Ltd...................     7,323     40,332
   Mahindra Lifespace Developers, Ltd.......................    45,460    276,139
   Mandhana Industries, Ltd.................................    29,389    133,830
   Marico, Ltd..............................................   606,916  2,053,563
  *Mastek, Ltd..............................................    30,383     56,900
  *MAX India, Ltd...........................................   370,339  1,394,052
   McLeod Russel (India), Ltd...............................   184,672    979,654
  *Mercator Lines, Ltd......................................   775,539    313,324
  *Merck, Ltd...............................................    20,801    239,633
   MindTree, Ltd............................................    36,830    412,576
   Monnet Ispat, Ltd........................................    84,484    774,034
   Monsanto India, Ltd......................................    22,756    294,123
  *Moser Baer (India), Ltd..................................     1,309        359
  *Motherson Sumi Systems, Ltd..............................   628,155  2,129,447
   Motilal Oswal Financial Services, Ltd....................    18,723     37,948
   Mphasis, Ltd.............................................   116,617    815,013
   MRF, Ltd.................................................     5,580  1,214,104
   Nagarjuna Construction Co., Ltd..........................   848,180    805,524
  *Nagarjuna Oil Refinery, Ltd..............................   575,408     87,894
   Nahar Capital & Financial Services, Ltd..................    10,494      8,510
   Nahar Poly Films, Ltd....................................    31,302     13,657
   Nahar Spinning Mills, Ltd................................    55,299     50,898
   Natco Pharma, Ltd........................................    41,454    336,140
   Nava Bharat Ventures, Ltd................................    13,117     51,207
   Navneet Publications India, Ltd..........................   216,124    226,880
   NESCO, Ltd...............................................    22,587    277,961
   NIIT Technologies, Ltd...................................   122,986    627,755
   NIIT, Ltd................................................   367,067    307,067
  *Nitin Fire Protection Industries, Ltd....................   298,440    286,430
   Noida Toll Bridge Co., Ltd...............................   180,315     87,442

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
INDIA -- (Continued)
   Nucleus Software Exports, Ltd............................    27,503 $   34,904
   OCL India, Ltd...........................................    56,194    100,319
  *OMAXE, Ltd...............................................   215,795    619,775
  *OnMobile Global, Ltd.....................................   131,245    133,530
   Opto Circuits India, Ltd.................................   489,236  1,739,041
   Orbit Corp., Ltd.........................................    18,562     17,058
   Orchid Chemicals & Pharmaceuticals, Ltd..................   123,699    422,585
   Orient Paper & Industries, Ltd...........................   243,432    257,392
   Oriental Bank of Commerce................................    56,252    246,890
   Orissa Minerals Development Co., Ltd.....................       612    385,153
  *Oswal Chemical & Fertilizers, Ltd........................    27,266     18,859
   Page Industries, Ltd.....................................     6,379    377,224
   Panacea Biotec, Ltd......................................    98,207    144,214
   Pantaloon Retail India, Ltd..............................     2,575      9,069
   Pantaloon Retail India, Ltd. Series B....................       257        573
  *Parsvnath Developers, Ltd................................   383,114    413,337
   Patel Engineering, Ltd...................................    22,218     45,342
  *Patni Computer Systems, Ltd..............................    68,734    661,098
  *Patni Computer Systems, Ltd. ADR.........................    23,192    451,548
   Peninsula Land, Ltd......................................   157,697     94,179
   Petronet LNG, Ltd........................................   554,691  1,452,948
   Pfizer, Ltd..............................................     1,905     47,322
   Phoenix Mills, Ltd.......................................    52,461    208,606
  *Pidilite Industries, Ltd.................................   856,406  2,983,049
  *Pipavav Defence & Offshore Engineering Co., Ltd..........   568,077    897,705
   Piramal Healthcare, Ltd..................................   224,771  1,877,851
   Plethico Pharmaceuticals, Ltd............................    41,409    289,533
   Polaris Financial Technology, Ltd........................   125,423    313,687
   Praj Industries, Ltd.....................................   383,722    507,839
   Prakash Industries, Ltd..................................    15,110     14,930
  *Prime Focus, Ltd.........................................    93,405     85,614
  *Prism Cement, Ltd........................................   418,558    380,550
   Proctor & Gamble Hygiene & Health Care, Ltd..............     2,337     90,865
   PTC (India), Ltd.........................................   828,220    939,501
   Punj Lloyd, Ltd..........................................   936,672    957,630
  *Punjab & Sind Bank.......................................   172,073    238,019
   Radico Khaitan, Ltd......................................   274,683    670,195
   Rain Commodities, Ltd....................................   393,252    296,167
   Rajesh Exports, Ltd......................................   106,849    290,088
   Rallis India, Ltd........................................   296,530    638,957
  *Rama Newsprint & Papers, Ltd.............................     7,271      1,126
   Raymond, Ltd.............................................   116,589    891,748
  *Redington India, Ltd.....................................   449,346    747,932
   REI Agro, Ltd............................................ 1,608,515    341,904
   REI Six Ten Retail, Ltd..................................   159,806     32,145
   Rolta (India), Ltd.......................................   410,027    680,403
   Ruchi Soya Industries, Ltd...............................   430,371    725,601
   S Mobility, Ltd..........................................    70,822     89,568
   S. Kumars Nationwide, Ltd................................   409,284    242,166
   Sadbhav Engineering, Ltd.................................    79,155    214,445
  *Sanwaria Agro Oils, Ltd..................................    18,005     12,679
  *Satyam Computer Services, Ltd............................ 1,448,406  2,122,477
  *Schneider Electric Infrastructure, Ltd...................   146,336    249,215
  *SEAMEC, Ltd..............................................    51,027     83,273
   Shipping Corp. of India, Ltd.............................   555,419    651,612
   Shiv-Vani Oil & Gas Exploration Services, Ltd............     7,812     24,171
   Shoppers Stop, Ltd.......................................   108,705    727,446
   Shree Cement, Ltd........................................    17,520    935,191
   Shree Renuka Sugars, Ltd................................. 1,064,658    644,544
   Simplex Infrastructures, Ltd.............................     1,045      4,649
   Sintex Industries, Ltd...................................   525,188    739,036

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
INDIA -- (Continued)
   SKF (India), Ltd.........................................    69,196 $  873,162
   Sobha Developers, Ltd....................................   156,464    973,939
   Solar Industries India, Ltd..............................     4,631     74,325
   Sona Koyo Steering Systems, Ltd..........................    12,892      3,237
   Sonata Software, Ltd.....................................     8,168      2,897
   South Indian Bank, Ltd................................... 1,981,190    902,075
   SREI Infrastructure Finance, Ltd.........................   297,648    146,247
   SRF, Ltd.................................................   101,277    458,825
   State Bank of Bikaner & Jaipur...........................    51,656    373,268
   Sterling Biotech, Ltd....................................   305,767     54,634
   Sterlite Technologies, Ltd...............................   516,002    358,671
   Strides Arcolab, Ltd.....................................   118,763  1,503,675
  *Summit Securities, Ltd...................................       191        295
  *Sun Pharma Advanced Research Co., Ltd....................   282,311    406,201
   Sundaram Finance, Ltd....................................    17,281    219,558
   Sundaram-Clayton, Ltd....................................     7,780     23,990
   Sundram Fastners, Ltd....................................   365,122    387,622
   Supreme Industries, Ltd..................................   115,983    457,385
   Supreme Petrochem, Ltd...................................   144,830    124,635
  *Surana Industries, Ltd...................................    14,879     59,287
  *Suzlon Energy, Ltd....................................... 2,390,255  1,028,988
   Swaraj Engines, Ltd......................................     3,100     24,405
   Syndicate Bank...........................................   531,180  1,058,978
   Taj GVK Hotels & Resorts, Ltd............................    67,501     72,085
   Tata Chemicals, Ltd......................................   101,788    651,815
   Tata Communications, Ltd. ADR............................    62,218    559,962
   Tata Elxsi, Ltd..........................................    51,574    201,835
  *Tata Investment Corp., Ltd...............................    42,659    367,066
   Tata Tea, Ltd............................................   893,824  1,988,123
  *Tata Teleservices Maharashtra, Ltd....................... 1,469,558    385,864
   TCI Developers, Ltd......................................       452      1,109
   Tech Mahindra, Ltd.......................................   103,525  1,381,096
  *Teledata Marine Solutions, Ltd...........................   152,395      1,041
   Texmaco Rail & Engineering, Ltd..........................   155,901    176,538
   Texmaco, Ltd.............................................   155,901     91,530
   Thermax India, Ltd.......................................    92,813    780,674
   Thomas Cook India, Ltd...................................   174,228    213,918
   Time Technoplast, Ltd....................................   128,320    134,030
   Timken India, Ltd........................................    23,005    107,374
   Titagarh Wagons, Ltd.....................................    23,464    152,555
   Torrent Pharmaceuticals, Ltd.............................   117,288  1,488,830
   Trent, Ltd...............................................    23,958    417,764
   Triveni Turbine, Ltd.....................................   146,168    119,969
   TTK Prestige, Ltd........................................    15,936  1,047,529
   Tube Investments of India, Ltd...........................   290,925    767,963
   Tulip IT Services, Ltd...................................   157,309    277,744
  *TV18 Broadcast, Ltd......................................    79,058     40,338
   TVS Motor Co., Ltd.......................................   760,779    593,017
   UCO Bank.................................................   581,420    853,614
   Uflex, Ltd...............................................   103,981    228,203
   Unichem Laboratories, Ltd................................   130,867    355,515
  *Unitech, Ltd............................................. 2,836,847  1,429,197
   United Phosphorus, Ltd...................................   889,625  1,959,038
   Usha Martin, Ltd.........................................   459,289    258,784
  *Vardhman Special Steels, Ltd.............................    15,258      6,080
   Vardhman Textiles, Ltd...................................    76,291    310,548
   Varun Shipping Co., Ltd..................................    82,640     27,326
   Vesuvius India, Ltd......................................     1,802     14,208
   Videocon Industries, Ltd.................................   261,566    855,075
   Videsh Sanchar Nigam, Ltd................................   230,566  1,045,898
   Vijaya Bank, Ltd.........................................   346,457    385,036

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                               SHARES      VALUE++
                                                             ----------- ------------
INDIA -- (Continued)
   VIP Industries, Ltd......................................     149,430 $    274,705
   Voltas, Ltd..............................................     390,757      815,371
  *VST Industries, Ltd......................................       4,137      154,134
   WABCO India, Ltd.........................................       7,875      256,744
   Walchandnagar Industries, Ltd............................         166          240
   Welspun Corp., Ltd.......................................     401,502      954,462
  *Welspun Global Brands, Ltd...............................       9,265        4,564
  *Welspun India, Ltd.......................................      52,060       44,650
  *Welspun Investments & Commercials, Ltd...................       3,961        1,915
  *Wockhardt, Ltd...........................................      78,177    1,078,907
   Wyeth, Ltd...............................................      37,768      630,541
  *Zee Learn, Ltd...........................................      57,229       22,107
   Zensar Technologies, Ltd.................................      82,234      340,151
  *Zuari Holdings, Ltd......................................      42,970      272,578
   Zuari Industries, Ltd....................................      42,970      131,952
   Zydus Wellness, Ltd......................................      17,366      125,293
   Zylog Systems, Ltd.......................................      26,515      325,344
                                                                         ------------
TOTAL INDIA.................................................              205,571,846
                                                                         ------------
INDONESIA -- (4.9%)
  *PT Ace Hardware Indonesia Tbk............................     276,000      154,300
   PT Adhi Karya Persero Tbk................................   3,810,500      409,358
  *PT Agis Tbk..............................................  12,930,500      216,586
   PT AKR Corporindo Tbk....................................  12,025,200    5,383,620
  *PT Alam Sutera Realty Tbk................................  50,169,000    3,270,294
   PT Aneka Tambang Persero Tbk.............................  16,675,500    3,114,837
   PT Asahimas Flat Glass Tbk...............................     983,000      659,342
   PT Astra Graphia Tbk.....................................   1,904,000      310,043
  *PT Bakrie & Brothers Tbk................................. 319,498,500    1,733,157
   PT Bakrie Sumatera Plantations Tbk.......................  51,234,000    1,665,434
  *PT Bakrie Telecom Tbk....................................  80,577,898    2,230,255
  *PT Bakrieland Development Tbk............................ 219,775,750    2,788,480
   PT Bank Bukopin Tbk......................................  20,772,666    1,646,208
  *PT Bank Pan Indonesia Tbk................................   1,331,000      124,054
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk.....   7,298,000      814,544
   PT Bank Tabungan Negara Persero Tbk......................  11,133,712    1,664,782
  *PT Bank Tabungan Pensiunan Nasional Tbk..................     664,000      255,957
  *PT Barito Pacific Tbk....................................   9,257,000      712,622
  *PT Benakat Petroleum Energy Tbk..........................  11,781,500      254,901
  *PT Berlian Laju Tanker Tbk...............................  35,106,366      748,691
   PT Bhakti Investama Tbk..................................  76,994,400    3,835,624
  *PT Bisi International Tbk................................   6,255,500      570,973
   PT Budi Acid Jaya Tbk....................................   5,947,000      157,521
  *PT Bumi Resources Minerals Tbk...........................   3,886,500      244,936
  *PT Bumi Serpong Damai Tbk................................  30,256,200    4,682,844
  *PT BW Plantation Tbk.....................................   8,541,000    1,427,558
  *PT Central Proteinaprima Tbk.............................  21,920,000      126,409
   PT Chandra Asri Petrochemical Tbk........................      13,500        3,192
  *PT Charoen Pokphand Indonesia Tbk........................  12,127,500    3,608,253
   PT Ciputra Development Tbk...............................  38,328,080    3,160,411
  *PT Ciputra Property Tbk..................................   3,751,500      322,199
   PT Ciputra Surya Tbk.....................................   3,439,000      785,382
  *PT Citra Marga Nusaphala Persada Tbk.....................   7,897,000    1,882,999
   PT Clipan Finance Indonesia Tbk..........................   1,482,000       77,947
  *PT Darma Henwa Tbk.......................................  72,303,600      610,769
  *PT Davomas Adabi Tbk.....................................  37,629,500      204,720
  *PT Delta Dunia Makmur Tbk................................  24,225,000    1,341,149
   PT Elnusa Tbk............................................   3,008,000       63,678
  *PT Energi Mega Persada Tbk............................... 152,408,500    3,187,248
   PT Ever Shine Textile Tbk................................   3,654,640       64,022
   PT Fajar Surya Wisesa Tbk................................       5,000        1,493

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
INDONESIA -- (Continued)
   PT Gajah Tunggal Tbk.....................................  7,312,000 $2,042,540
  *PT Global Mediacom Tbk................................... 20,618,500  3,715,990
   PT Gozco Plantations Tbk.................................  9,141,000    317,103
  *PT Hanson International Tbk.............................. 17,317,500    518,633
  *PT Harum Energy Tbk......................................  3,207,500  2,484,999
   PT Hexindo Adiperkasa Tbk................................    921,000  1,027,845
   PT Holcim Indonesia Tbk..................................  9,852,500  2,755,360
  *PT Indah Kiat Pulp & Paper Corp. Tbk..................... 10,267,500  1,182,193
   PT Indika Energy Tbk.....................................  7,718,500  1,840,263
   PT Indorama Synthetics Tbk...............................    485,000    100,493
  *PT Inovisi Infracom Tbk..................................    191,200    119,552
  *PT Intiland Development Tbk.............................. 19,230,532    895,495
   PT Japfa Comfeed Indonesia Tbk...........................  4,075,500  1,865,861
   PT Jaya Real Property Tbk................................  1,967,500    578,015
  *PT Kawasan Industri Jababeka Tbk......................... 88,889,500  2,218,519
   PT Lippo Karawaci Tbk.................................... 78,355,312  7,061,372
  *PT Malindo Feedmill Tbk..................................  2,734,000    335,341
  *PT Matahari Putra Prima Tbk..............................  8,296,628    847,238
   PT Mayorah Indah Tbk.....................................  2,207,000  4,789,540
   PT Medco Energi Internasional Tbk........................  7,059,500  1,607,744
   PT Media Nusantara Citra Tbk............................. 15,695,985  3,832,425
   PT Mitra Adiperkasa Tbk..................................  4,944,500  3,727,896
  *PT Mitra International Resources Tbk.....................  6,855,000    119,341
  *PT Multistrada Arah Sarana Tbk...........................  5,830,500    360,541
  *PT Myoh Technology Tbk...................................    259,500     88,254
  *PT Nippon Indosari Corpindo Tbk..........................    355,500    150,733
  *PT Nusantara Infrastructure Tbk..........................  2,441,000     82,108
   PT Pabrik Kertas Tjiwi Kimia Tbk.........................    510,000    174,383
  *PT Pakuwon Jati Tbk...................................... 70,747,200  1,573,129
  *PT Pan Brothers Tbk......................................    207,000     11,011
  *PT Panasia Indosyntec Tbk................................     79,000      2,342
  *PT Panin Financial Tbk................................... 68,452,500  1,136,415
   PT Panin Insurance Tbk...................................  6,780,000    404,628
  *PT Pembangunan Perumahan Persero Tbk.....................  5,686,000    432,139
   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.... 11,673,500  3,702,530
  *PT Polaris Investama Tbk.................................  2,730,500    415,060
  *PT Polychem Indonesia Tbk................................  6,839,000    386,611
   PT Ramayana Lestari Sentosa Tbk.......................... 14,295,000  1,328,070
  *PT Resource Alam Indonesia Tbk...........................  1,620,000  1,080,202
   PT Sampoerna Agro Tbk....................................  3,638,500  1,293,811
   PT Samudera Indonesia Tbk................................    222,500     99,735
   PT Selamat Sempurna Tbk..................................  3,819,000    850,305
  *PT Sentul City Tbk....................................... 75,114,500  2,566,642
   PT Sinar Mas Agro Resources & Technology Tbk.............  1,037,460    698,525
  *PT Sinar Mas Multiartha Tbk..............................      3,500      1,523
   PT Summarecon Agung Tbk.................................. 27,073,532  5,082,703
  *PT Sunson Textile Manufacturer Tbk.......................  2,325,500     47,677
  *PT Surabaya Agung Industri Pulp & Kertas Tbk.............     64,500      1,984
   PT Surya Citra Media Tbk.................................    133,500    123,284
  *PT Surya Dumai Industri Tbk..............................  3,298,500         --
  *PT Surya Semesta Internusa Tbk........................... 19,654,500  2,555,850
  *PT Suryainti Permata Tbk.................................  7,252,000     70,228
  *PT Texmaco Jaya Tbk......................................     93,000     29,851
  *PT Tiga Pilar Sejahtera Food Tbk......................... 10,096,000    779,068
   PT Timah Persero Tbk..................................... 13,764,500  2,713,253
  *PT Total Bangun Persada TbK..............................  5,040,500    322,638
  *PT Tower Bersama Infrastructure Tbk......................  2,801,000    926,701
   PT Trada Maritime Tbk.................................... 32,333,513  3,301,854
  *PT Trias Sentosa Tbk..................................... 38,725,600  1,743,381
   PT Trimegah Securities Tbk...............................  9,741,000    133,227
  *PT Truba Alam Manunggal Engineering Tbk.................. 21,316,500    115,802

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- ------------
INDONESIA -- (Continued)
   PT Tunas Baru Lampung Tbk................................  8,398,000 $    555,509
   PT Tunas Ridean Tbk...................................... 13,838,000    1,158,701
  *PT Ultrajaya Milk Industry & Trading Co. Tbk.............    390,000       50,391
   PT Unggul Indah Cahaya Tbk...............................     48,239       10,261
   PT Wijaya Karya Persero Tbk..............................  9,293,000      987,506
                                                                        ------------
TOTAL INDONESIA.............................................             136,049,116
                                                                        ------------
ISRAEL -- (0.0%)
   Alony Hetz Properties & Investments, Ltd.................          1            3
   Beit Shemesh Engines Holdings, Ltd.......................         --           --
   Delta-Galil Industries, Ltd..............................          1            6
  *Electra Real Estate, Ltd.................................          1            2
  *Feuchtwanger Investments, Ltd............................      4,200           13
   Formula Systems (1985), Ltd..............................         --            3
  *Formula Vision Technologies, Ltd.........................          1           --
  *Jerusalem Oil Exploration, Ltd...........................         --            4
  *Knafaim Holdings, Ltd....................................     19,085       87,435
  *Metis Capital, Ltd.......................................        919        1,104
  *Mivtach Shamir Holdings, Ltd.............................     14,395      335,944
  *Naphtha Israel Petroleum Corp., Ltd......................          1            4
   Osem Investments, Ltd....................................          1           10
   Super-Sol, Ltd. Series B.................................         --            2
                                                                        ------------
TOTAL ISRAEL................................................                 424,530
                                                                        ------------
MALAYSIA -- (5.2%)
  *A&M Realty Berhad........................................    130,000       19,618
   Acoustech Berhad.........................................    128,000       25,373
   Adventa Berhad...........................................      4,600        2,171
   Aeon Co. Berhad..........................................    974,200    3,051,338
   Aeon Credit Service M Berhad.............................     39,000      137,749
   Affin Holdings Berhad....................................    908,300      919,907
  *Alam Maritim Resources Berhad............................    994,100      224,023
   Al-'Aqar Healthcare REIT Berhad..........................     71,371       28,553
   Alliance Financial Group Berhad..........................     77,000      100,164
   Amcorp Properties Berhad.................................    652,033       94,611
   Amway (Malaysia) Holdings Berhad.........................    396,700    1,280,467
  *Ancom Berhad.............................................    361,200       42,134
   Ann Joo Resources Berhad.................................    981,750      627,553
  *Anson Perdana Berhad.....................................     10,000          149
   APM Automotive Holdings Berhad...........................    279,900      435,291
   Asas Dunia Berhad........................................    100,400       37,267
  *AYS Ventures Berhad......................................     20,683        1,139
   Bandar Raya Developments Berhad..........................  1,249,500      924,675
   Berjaya Assets Berhad....................................    810,100      219,076
   Berjaya Corp. Berhad.....................................  9,683,300    2,555,361
  *Berjaya Land Berhad......................................  3,734,000    1,035,625
  *Berjaya Media Berhad.....................................     80,600       11,340
   BIMB Holdings Berhad.....................................  1,377,000    1,151,996
   Bintulu Port Holdings Berhad.............................     25,900       60,298
  *BLD Plantation Berhad....................................      6,600       20,169
   Bolton Berhad............................................    656,600      166,918
   Boustead Heavy Industries Corp. Berhad...................    213,000      199,597
   Boustead Holdings Berhad.................................    777,172    1,340,602
   Bursa Malaysia Berhad....................................  1,743,700    3,884,991
   Cahya Mata Sarawak Berhad................................    828,400      668,473
   Carlsberg Brewery Berhad.................................    655,600    2,503,064
  *Carotech Berhad..........................................    230,650        1,524
   CB Industrial Product Holding Berhad.....................    607,220      568,839
   Chemical Co. of Malaysia Berhad..........................    443,200      219,488
   Chin Teck Plantations Berhad.............................     33,000       98,003
   CI Holdings Berhad.......................................    121,200       51,776

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
MALAYSIA -- (Continued)
   Coastal Contracts Berhad.................................   623,866 $  402,827
   CSC Steel Holdings Berhad................................   534,600    245,101
   Cycle & Carriage Bintang Berhad..........................    15,000     14,172
   Daibochi Plastic & Packaging Industry Berhad.............    10,600      9,877
  *Datuk Keramik Holdings Berhad............................    24,000         --
   Dayang Enterprise Holdings Berhad........................   742,631    494,202
   Dialog Group Berhad...................................... 6,956,692  5,183,471
   Dijaya Corp. Berhad......................................   333,300    121,214
   DRB-Hicom Berhad......................................... 3,943,700  3,309,973
   Dutch Lady Milk Industries Berhad........................   125,700  1,383,203
   Eastern & Oriental Berhad................................ 2,383,600  1,093,938
   ECM Libra Avenue Berhad.................................. 1,372,801    353,385
  *Encorp Berhad............................................    89,200     20,877
   Eng Kah Corp. Berhad.....................................    19,900     22,542
   Esso (Malaysia) Berhad...................................   420,600    497,910
  *Evergreen Fibreboard Berhad.............................. 1,205,700    356,901
   Faber Group Berhad.......................................   662,800    358,729
   Far East Holdings Berhad.................................    61,500    152,641
  *Fountain View Development Berhad.........................   808,200         --
   Fraser & Neave Holdings Berhad...........................   229,200  1,440,558
   George Kent (Malaysia) Berhad............................    34,200     11,339
  *Glenealy Plantations Berhad..............................     2,900      6,823
   Globetronics Technology Berhad...........................   437,860    184,829
   Glomac Berhad............................................   897,200    247,085
  *Golden Plus Holdings Berhad..............................   216,000     74,950
   Goldis Berhad............................................   524,250    355,061
   Grand United Holdings Berhad.............................   787,000    336,486
  *Green Packet Berhad......................................   316,700     61,076
   Guinness Anchor Berhad...................................   787,900  3,370,030
   GuocoLand (Malaysia) Berhad..............................   719,200    192,405
   Hai-O Enterprise Berhad..................................   398,680    285,024
   Hap Seng Consolidated Berhad............................. 3,728,540  2,027,246
   Hap Seng Plantations Holdings Berhad.....................   564,700    556,373
   Hartalega Holdings Berhad................................   224,250    576,304
  *Hiap Teck Venture Berhad.................................   220,800     43,264
  *Ho Wah Genting Berhad.................................... 1,504,100    192,918
   Hock Seng Lee Berhad..................................... 1,051,116    536,529
  *Hong Leong Capital Berhad................................    90,000     33,042
   Hong Leong Industries Berhad.............................   605,900    858,149
  *Hovid Berhad.............................................   922,600     68,403
   Hunza Properties Berhad..................................   446,200    213,556
   Hwang-DBS (Malaysia) Berhad..............................   293,200    231,393
   IGB Corp. Berhad......................................... 3,418,955  3,092,549
   IJM Land Berhad.......................................... 1,942,100  1,412,571
   IJM Plantations Berhad................................... 1,188,700  1,288,479
  *Inch Kenneth Kajang Rubber Berhad........................    45,400      8,472
  *Insas Berhad............................................. 1,724,481    244,674
   Integrated Logistics Berhad..............................   299,815     70,180
   Integrax Berhad..........................................    36,600     15,468
  *Iris Corp. Berhad........................................ 3,281,500    189,738
  *Jaks Resources Berhad.................................... 1,464,500    251,144
   Jaya Tiasa Holdings Berhad...............................   458,210  1,429,671
   JCY International Berhad................................. 2,543,300  1,308,685
   JobStreet Corp. Berhad...................................    26,700     20,216
   JT International Berhad..................................   550,600  1,267,003
  *K & N Kenanga Holdings Berhad............................   839,900    158,971
  *Karambunai Corp. Berhad.................................. 4,654,100    252,751
   Keck Seng (Malaysia) Berhad..............................   828,150  1,086,527
  *Kencana Petroleum Berhad................................. 2,208,964  2,402,079
   KFC Holdings (Malaysia) Berhad........................... 2,239,200  2,742,140
   Kian Joo Can Factory Berhad.............................. 1,148,180    745,578

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
MALAYSIA -- (Continued)
   Kim Loong Resources Berhad...............................   250,260 $  215,508
   Kinsteel Berhad.......................................... 1,664,100    246,637
   KLCC Property Holdings Berhad............................   926,400  1,038,064
  *KNM Group Berhad......................................... 3,530,350    970,631
  *Kossan Rubber Industries Berhad..........................   613,000    657,105
   KPJ Healthcare Berhad....................................   819,250  1,501,321
   KrisAssets Holdings Berhad...............................    88,863    205,189
   KSL Holdings Berhad......................................   662,966    301,927
   KUB (Malaysia) Berhad.................................... 1,353,500    276,504
   Kulim (Malaysia) Berhad.................................. 2,144,200  2,990,461
  *Kumpulan Europlus Berhad.................................   900,100    355,137
   Kumpulan Fima Berhad.....................................   327,450    198,785
  *Kumpulan Hartanah Selangor Berhad........................   101,900     16,148
   Kumpulan Perangsang Selangor Berhad......................   597,200    197,229
  *Kurnia Asia Berhad....................................... 3,263,700    612,561
   Kwantas Corp. Berhad.....................................   390,200    311,514
  *Land & General Berhad.................................... 1,155,600    123,809
  *Landmarks Berhad.........................................   938,200    294,246
   Latexx Partners Berhad...................................   446,500    207,322
  *LBS Bina Group Berhad....................................   863,300    227,776
  *Leader Universal Holdings Berhad......................... 1,018,700    358,431
   Lingkaran Trans Kota Holdings Berhad.....................   915,600  1,214,760
   Lingui Development Berhad................................   266,600    134,870
  *Lion Corp. Berhad........................................   161,000     22,243
   Lion Diversified Holdings Berhad.........................     4,600        476
   Lion Industries Corp. Berhad............................. 1,900,100    875,739
   LPI Capital Berhad.......................................    65,080    294,515
   Mah Sing Group Berhad.................................... 1,251,040    809,713
  *Malayan Flour Mills Berhad...............................   994,950    616,228
  *Malayan United Industries Berhad.........................    23,219      1,611
   Malaysia Building Society Berhad......................... 1,463,200  1,095,051
  *Malaysian Airlines System Berhad......................... 2,361,400    951,140
   Malaysian Bulk Carriers Berhad........................... 1,060,900    559,916
   Malaysian Pacific Industries Berhad......................   266,513    263,043
   Malaysian Resources Corp. Berhad......................... 5,726,649  3,146,628
  *Mancon Berhad............................................    12,000      3,450
   Marco Holdings Berhad.................................... 2,815,400    139,577
   MBM Resources Berhad.....................................   358,766    583,204
   Media Prima Berhad....................................... 3,062,903  2,579,901
   Mega First Corp. Berhad..................................   404,800    225,839
  *MEMS Technology Berhad................................... 1,917,000     38,011
   Metro Kajang Holdings Berhad.............................   300,129    195,150
  *MK Land Holdings Berhad..................................   775,500     72,882
   MNRB Holdings Berhad.....................................   497,100    434,664
   Mudajaya Group Berhad....................................   629,666    535,203
   Muhibbah Engineering Berhad..............................   957,150    387,521
  *Mulpha International Berhad.............................. 5,903,900    856,391
   Multi-Purpose Holdings Berhad............................   297,100    262,395
  *My EG Services Berhad....................................   298,900     62,573
   Naim Holdings Berhad.....................................   642,700    419,819
  *Narra Industries Berhad..................................    16,000      2,036
   NCB Holdings Berhad...................................... 1,147,200  1,690,011
  *Nikko Electronics Berhad.................................    36,600        121
   Notion VTEC Berhad.......................................   688,216    281,485
   NTPM Holdings Berhad..................................... 1,203,180    192,690
   Nylex (Malaysia) Berhad..................................   464,457     88,323
   Oriental Holdings Berhad.................................   204,200    432,509
   OSK Holdings Berhad...................................... 2,213,270  1,247,176
   P.I.E. Industrial Berhad.................................   140,100    227,872
   Padini Holdings Berhad................................... 1,470,200    815,731
   Panasonic Manufacturing (Malaysia) Berhad................   157,184  1,177,478

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
MALAYSIA -- (Continued)
  *Panglobal Berhad.........................................    14,000 $    8,744
   Paramount Corp. Berhad...................................   233,300    120,827
   PBA Holdings Berhad......................................   274,100     84,377
   Pelikan International Corp. Berhad.......................   783,940    203,196
  *Perdana Petroleum Berhad.................................   917,300    185,870
  *Perisai Petroleum Teknologi Berhad....................... 1,465,500    419,487
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad........     5,000      5,782
  *Perwaja Holdings Berhad..................................    93,400     19,697
   Pharmaniaga Berhad.......................................    13,515     19,696
   PJ Development Holdings Berhad........................... 1,070,900    249,258
   POS (Malaysia) Berhad.................................... 1,039,800    935,250
   Press Metal Berhad.......................................   667,400    464,634
  *Prime Utilities Berhad...................................     3,000         89
   Protasco Berhad..........................................   575,600    177,888
   Proton Holdings Berhad................................... 1,544,900  2,792,621
  *Puncak Niaga Holding Berhad..............................   580,220    247,014
   QL Resources Berhad...................................... 1,615,320  1,681,246
   QSR Brands Berhad........................................   148,433    312,115
  *Ramunia Holdings Berhad.................................. 1,541,700    189,916
   RCE Capital Berhad....................................... 1,023,900    160,349
  *Rekapacific Berhad.......................................    55,000         --
   Salcon Berhad............................................   749,400    131,002
   SapuraCrest Petroleum Berhad............................. 1,649,700  2,760,692
   Sarawak Oil Palms Berhad.................................   179,660    401,539
   Sarawak Plantation Berhad................................    83,100     82,333
   Scientex Berhad..........................................   344,862    264,815
  *Scomi Group Berhad....................................... 3,863,500    331,365
  *SEG International Berhad.................................   757,500    429,868
   Selangor Dredging Berhad................................. 1,118,200    249,449
   Selangor Properties Berhad...............................   138,100    163,532
   Shangri-La Hotels (Malaysia) Berhad......................   171,200    168,060
   Shell Refining Co. Federation of Malaysia Berhad.........     2,700      9,166
   SHL Consolidated Berhad..................................   277,400    118,257
   Sino Hua-An International Berhad.........................   419,900     29,127
  *South East Asia Lumber, Inc. Berhad......................   386,100     55,609
   Southern Acids (Malaysia) Berhad.........................    41,000     31,547
  *SPK Sentosa Corp. Berhad.................................   145,800     13,857
  *SRI Hartemas Berhad......................................    65,000         --
   Star Publications (Malaysia) Berhad......................   702,300    741,180
   Subur Tiasa Holdings Berhad..............................   386,085    336,648
  *Sunway Berhad............................................ 1,985,770  1,572,538
   Supermax Corp. Berhad.................................... 1,651,000  1,029,599
   Suria Capital Holdings Berhad............................   672,800    352,095
   Ta Ann Holdings Berhad...................................   615,507  1,321,817
   TA Enterprise Berhad..................................... 4,878,900    908,696
   TA Global Berhad......................................... 2,974,140    279,488
   TAHPS Group Berhad.......................................     4,000      6,129
   Tan Chong Motor Holdings Berhad.......................... 1,344,900  2,010,687
  *Tasek Corp. Berhad.......................................    25,500     72,881
   TDM Berhad...............................................   475,400    739,763
  *Tebrau Teguh Berhad...................................... 2,702,800    663,348
   TH Plantations Berhad....................................   563,700    505,893
   Three-A Resources Berhad.................................   370,700    148,088
  *Time Dotcom Berhad....................................... 6,529,440  1,526,473
   Time Engineering Berhad.................................. 1,664,600    183,828
   Top Glove Corp. Berhad................................... 1,105,960  1,708,266
   Tradewinds (Malaysia) Berhad.............................   384,000  1,239,648
   Tradewinds Corp. Berhad..................................   628,200    150,158
   Tradewinds Plantation Berhad.............................   107,500    206,188
   TRC Synergy Berhad.......................................   155,520     36,558
   TSH Resources Berhad.....................................   281,400    227,608

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
MALAYSIA -- (Continued)
   UAC Berhad...............................................    44,715 $     42,564
   Uchi Technologies Berhad.................................   847,700      338,240
   Unico-Desa Plantations Berhad............................ 1,853,775      735,686
   Unisem (Malaysia) Berhad................................. 1,783,890      840,263
   United Malacca Berhad....................................   391,050      986,366
  *United Plantations Berhad................................   508,900    4,358,244
   VS Industry Berhad.......................................   344,026      180,468
   Wah Seong Corp. Berhad................................... 1,274,393      852,718
   WCT Berhad............................................... 2,339,500    1,810,454
   Wing Tai (Malaysia) Berhad...............................   544,400      278,978
   WTK Holdings Berhad...................................... 1,574,800      746,638
   Yeo Hiap Seng (Malaysia) Berhad..........................   107,060      103,243
   YNH Property Berhad......................................   894,198      593,418
   YTL e-Solutions Berhad................................... 3,485,600      913,654
  *YTL Land & Development Berhad............................   693,200      235,406
   Zhulian Corp Berhad......................................   354,333      231,379
                                                                       ------------
TOTAL MALAYSIA..............................................            143,597,844
                                                                       ------------
MEXICO -- (3.1%)
  #Alsea de Mexico S.A.B. de C.V............................ 1,723,458    2,367,018
   Arca Continental S.A.B. de C.V........................... 3,053,562   15,532,765
  *Axtel S.A.B. de C.V...................................... 2,864,485      780,666
  *Bio Pappel S.A.B. de C.V.................................    32,315       14,562
   Bolsa Mexicana de Valores S.A. de C.V.................... 1,581,215    3,159,772
  #Cia Minera Autlan S.A.B. de C.V. Series B................   321,463      325,018
   Compartamos S.A.B. de C.V................................ 2,375,700    2,890,756
   Consorcio ARA S.A.B. de C.V. Series *.................... 3,033,654      966,506
  *Consorcio Hogar S.A.B. de C.V. Series B..................    76,693       17,663
  *Controladora Comercial Mexicana S.A.B. de C.V. Series B.. 1,192,525    2,529,525
 #*Corporacion GEO S.A.B. de C.V. Series B.................. 2,338,439    3,114,699
  *Corporacion Interamericana de Entramiento S.A.B. de C.V.
    Series B................................................   960,372      453,425
  *Corporacion Mexicana de Restaurantes S.A.B. de C.V.
    Series B................................................     1,323          320
   Corporacion Moctezuma S.A.B. de C.V. Series *............   858,200    2,009,458
   Corporativo Fragua S.A.B. de C.V.........................        31          489
  *Corporativo GBM S.A.B. de C.V............................    26,419       12,169
  *Desarrolladora Homex S.A.B. de C.V....................... 1,220,443    3,411,370
  *Empaques Ponderosa S.A. de C.V. Series B.................   206,000       14,233
  *Empresas ICA S.A.B. de C.V...............................   796,331    1,444,601
  *Empresas ICA S.A.B. de C.V. Sponsored ADR................   623,989    4,511,440
  *Financiera Independencia S.A.B. de C.V...................   215,935       86,202
  *Genomma Lab Internacional S.A.B. de C.V. Series B........ 2,081,820    3,675,882
 #*Gruma S.A.B. de C.V. ADR.................................    33,070      360,794
  *Gruma S.A.B. de C.V. Series B............................ 1,253,434    3,416,982
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.......   463,300      943,605
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR..     2,342       37,940
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR......     8,318      321,990
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B.   341,189    1,327,462
 #*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.......    62,500    5,119,375
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Series B..   234,096    1,914,864
  *Grupo Cementos de Chihuahua S.A.B. de C.V................   822,000    2,796,489
  *Grupo Famsa S.A.B. de C.V. Series A......................   921,352      683,979
  #Grupo Herdez S.A.B. de C.V. Series *.....................   611,160    1,351,257
   Grupo Industrial Maseca S.A.B. de C.V. Series B..........   578,600      719,588
  *Grupo Industrial Saltillo S.A.B. de C.V..................   165,900      202,504
   Grupo Kuo S.A.B. de C.V. Series B........................   222,767      431,820
   Grupo Nutrisa S.A.B. de C.V..............................        88          392
  *Grupo Posadas S.A.B. de C.V. Series L....................   199,000      229,158
  *Grupo Qumma S.A. de C.V. Series B........................   105,334        1,456
 #*Grupo Simec S.A. de C.V. Series B........................   474,495    1,470,554
  *Impulsora del Desarrollo y El Empleo en America Latina
    S.A.B. de C.V...........................................    42,393       80,061
   Industrias Bachoco S.A.B. de C.V. Series B...............   237,448      409,238

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                               SHARES      VALUE++
                                                             ----------- -----------
MEXICO -- (Continued)
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR..........       1,900 $    39,235
  *Industrias CH S.A.B. de C.V. Series B....................   1,191,908   5,407,802
  *Inmuebles Carso S.A.B. de C.V. Series B-1................     340,447     301,871
  *Megacable Holdings S.A.B. de C.V.........................     128,767     278,769
 #*Promotora y Operadora de Infraestructura S.A.B de C.V....     609,462   2,975,268
   Qualitas Cia de Seguros S.A. de C.V......................      12,200      13,487
  *Sanluis Rassini S.A.P.I. de C.V. Series A................       3,300          --
  *Sanluis Rassini S.A.P.I. de C.V. Series B................       4,642          --
  *Sanluis Rassini S.A.P.I. de C.V. Series C................       4,642          --
  *Savia S.A. de C.V. Series A..............................     610,700      37,507
  *TV Azteca S.A.B. de C.V..................................   6,710,169   4,383,829
  *Urbi Desarrollos Urbanos S.A.B. de C.V...................   2,221,591   2,334,846
  *Vitro S.A.B. de C.V. Series A............................     736,702     981,538
                                                                         -----------
TOTAL MEXICO................................................              85,892,199
                                                                         -----------
PHILIPPINES -- (2.2%)
   A. Soriano Corp..........................................   3,430,211     402,585
   Aboitiz Equity Ventures, Inc.............................   2,640,900   3,181,390
   Alaska Milk Corp.........................................   1,404,000     785,506
   Alsons Consolidated Resources, Inc.......................   3,263,000     108,959
  *Atlas Consolidated Mining & Development Corp.............   2,598,700   1,193,479
  *Belle Corp...............................................  15,939,000   1,822,071
  *Cebu Air, Inc............................................     712,830   1,178,393
   Cebu Holdings, Inc.......................................   2,384,000     469,880
   China Banking Corp.......................................      25,327     311,498
  *Empire East Land Holdings, Inc...........................   8,473,000     160,206
   Energy Development Corp..................................     658,500      91,783
  *Filinvest Development Corp...............................  13,970,922   1,604,803
   Filinvest Land, Inc......................................  72,127,577   2,303,679
  *First Gen Corp...........................................   4,254,100   1,421,645
   First Philippines Holdings Corp..........................   1,527,600   2,310,980
   Ginebra San Miguel, Inc..................................     999,000     532,257
  *Global Estate Resorts, Inc...............................   5,471,000     249,255
   House of Investments, Inc................................     692,000      75,279
  *International Container Terminal Services, Inc...........   1,362,790   2,186,727
  *Ionics, Inc..............................................     100,825       3,727
   Jollibee Foods Corp......................................   1,164,020   3,085,187
  *Lepanto Consolidated Mining Co. Series B.................  19,103,000     692,074
   Lopez Holdings Corp......................................   7,924,200   1,074,930
   Macroasia Corp...........................................     447,500      32,775
  *Manila Mining Corp. Series B............................. 144,762,500     260,212
   Manila Water Co., Inc....................................   2,838,200   1,659,929
   Megaworld Corp...........................................  42,309,000   2,163,574
  *Metro Pacific Corp. Series A.............................   1,827,193      90,018
   Metro Pacific Investments Corp...........................  39,062,000   4,139,852
  *Paxys, Inc...............................................     324,280      21,663
  *Pepsi-Cola Products Philippines, Inc.....................   3,047,000     203,025
  *Philippine Bank of Communications........................      14,726      26,913
  *Philippine National Bank.................................   1,243,335   2,209,336
  *Philippine National Construction Corp....................     173,000      20,078
   Philippine Savings Bank..................................     356,863     685,514
   Philippine Stock Exchange, Inc...........................      77,430     677,032
  *Philippine Townships, Inc................................     318,732      35,859
  *Philodrill Corp.......................................... 145,030,000     204,296
   PhilWeb Corp.............................................   1,898,640     764,435
  *Phinma Corp..............................................     135,549      38,460
   RFM Corp.................................................   8,590,268     573,814
   Rizal Commercial Banking Corp............................   1,126,100   1,168,521
   Robinson's Land Corp. Series B...........................   7,630,305   3,119,526
   Security Bank Corp.......................................     876,860   2,958,887
   Semirara Mining Corp.....................................     403,170   2,396,622

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
PHILIPPINES -- (Continued)
   Shang Properties, Inc....................................  1,759,970 $   108,161
   SM Development Corp...................................... 15,971,197   2,646,141
   Southeast Asia Cement Holdings, Inc......................  6,215,000     258,474
   Union Bank of Philippines................................    512,270   1,294,597
  *Universal Rightfield Property Holdings, Inc..............  1,062,000         704
   Universal Robina Corp....................................  3,594,015   5,521,960
  *Victorias Milling Co., Inc...............................    139,680       2,879
   Vista Land & Lifescapes, Inc............................. 10,396,000   1,069,514
  *Yehey! Corp..............................................     29,670          --
                                                                        -----------
TOTAL PHILIPPINES...........................................             59,599,064
                                                                        -----------
POLAND -- (1.8%)
   Agora SA.................................................    183,251     691,709
  *Alchemia SA..............................................    180,367     274,808
   Amica Wronki SA..........................................     12,603     195,343
  *AmRest Holdings SE.......................................     43,001     955,621
   Apator SA................................................     38,625     294,034
   Asseco Poland SA.........................................    276,919   4,122,257
   ATM SA...................................................     57,593     158,847
  *Bioton SA................................................ 10,026,087     253,781
  *Boryszew SA..............................................  5,294,636   1,177,889
   Budimex SA...............................................     47,360   1,191,021
  *CD Projekt Red SA........................................    477,157     842,286
  *Ciech SA.................................................    175,215     956,124
  *Cinema City International NV.............................     38,628     364,107
  *City Interactive SA......................................     25,647     228,181
  *Colian SA................................................     27,093      20,043
  *ComArch SA...............................................      1,416      27,897
   Debica SA................................................     29,862     491,046
   Decora SA................................................      2,174       6,402
   Dom Development SA.......................................      4,673      53,854
  *Dom Maklerski IDM SA.....................................  1,095,183     657,018
   Elektrobudowa SA.........................................      8,568     302,324
   Emperia Holding SA.......................................     43,659   1,512,719
  *Energomontaz Poludnie SA.................................     21,610      12,327
   Eurocash SA..............................................    223,804   2,732,105
   Fabryki Mebli Forte SA...................................     48,823     182,747
   Famur SA.................................................    212,314     248,404
  *Farmacol SA..............................................     50,868     343,239
  *Getin Holding SA.........................................  1,271,560     923,632
   Grupa Kety SA............................................     39,026   1,480,775
  *Grupa Lotos SA...........................................    291,753   2,621,821
  *Hawe SA..................................................    267,688     423,704
   Impexmetal SA............................................    509,013     638,211
  *Inter Cars SA............................................     14,304     453,503
  *Koelner SA...............................................      1,250       5,191
  *Kopex SA.................................................    131,250     801,403
   Kredyt Bank SA...........................................    177,872     768,370
  *LC Corp. SA..............................................      9,839       4,560
  *LPP SA...................................................      2,011   1,812,970
  *Lubelski Wegiel Bogdanka SA..............................    112,740   4,544,950
  *MCI Management SA........................................      6,070       9,156
  *MNI SA...................................................     55,748      41,028
   Mostostal Warszawa SA....................................     37,200     154,893
  *Netia Holdings SA........................................  1,311,613   2,513,153
   NFI Empik Media & Fashion SA.............................    106,499     351,809
   NG2 SA...................................................     47,982     881,662
  *Orbis SA.................................................    130,535   1,583,062
   PBG SA...................................................     30,164     242,954
   Pelion SA................................................     34,417     327,592
  *Petrolinvest SA..........................................    295,002     176,654

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CONTINUED

                                                               SHARES     VALUE++
                                                             ---------- -----------
POLAND -- (Continued)
  *Pfleiderer Grajewo SA....................................      5,728 $    25,291
  *Pol-Aqua SA..............................................      6,749      12,460
   Polimex-Mostostal SA.....................................  2,699,832     874,200
  *Polish Energy Partners SA................................     40,261     287,450
   Polnord SA...............................................     57,282     257,244
  *Polska Grupa Odlewnicza SA...............................     41,462      25,431
  *Polski Koncern Miesny Duda SA............................    918,418     195,411
  *PZ Cormay SA.............................................     90,726     378,599
   Qumak-Sekom SA...........................................      1,656       6,301
   Raciborska Fabryka Kotlow SA.............................    234,071     718,244
  *Rovese SA................................................    401,746     535,899
  *Stalexport SA............................................    109,683      40,021
   Stalprodukt SA...........................................      8,713     605,714
  *Sygnity SA...............................................     46,479     331,485
   Synthos SA...............................................    898,855   1,737,148
  *Trakcja-Tiltra SA........................................    168,011      56,097
   TVN SA...................................................    529,324   1,610,504
  *Warsaw Stock Exchange SA.................................     63,077     772,252
   Zaklady Azotowe Pulawy SA................................     26,539     808,155
  *Zaklady Azotowe w Tarnowie-Moscicach SA..................     98,214   1,051,845
  *Zaklady Chemiczne Police SA..............................     16,364      48,332
  *Zaklady Lentex SA........................................    121,070     180,622
   Zaklady Tluszcowe Kruszwica SA...........................      9,641     145,711
  *Zamet Industry SA........................................     41,462      23,379
   Zelmer SA................................................      4,811      49,461
                                                                        -----------
TOTAL POLAND................................................             49,834,442
                                                                        -----------
SOUTH AFRICA -- (8.2%)
   Acucap Properties, Ltd...................................    184,773     958,857
   Adcock Ingram Holdings, Ltd..............................    611,965   4,813,443
   Adcorp Holdings, Ltd.....................................    225,072     783,043
   Advtech, Ltd.............................................  1,082,602     879,163
   AECI, Ltd................................................    495,730   5,678,651
   Afgri, Ltd...............................................  1,149,967     887,847
   African Oxygen, Ltd......................................    543,203   1,336,918
  *AG Industries, Ltd....................................... 32,496,618      83,610
   Allied Electronics Corp., Ltd............................    165,548     528,389
   Allied Technologies, Ltd.................................    135,509     955,795
  *Amalgamated Appliance Holdings, Ltd......................     10,795       4,850
   Argent Industrial, Ltd...................................     37,236      36,163
   Astral Foods, Ltd........................................    183,152   2,903,178
   Aveng, Ltd...............................................  1,789,905   9,123,898
   AVI, Ltd.................................................  1,114,620   6,884,241
   Avusa, Ltd...............................................    404,845   1,057,351
   Barloworld, Ltd..........................................    188,937   2,354,650
   Basil Read Holdings, Ltd.................................    166,980     326,386
  *Bell Equipment, Ltd......................................    158,539     465,060
   Blue Label Telecoms, Ltd.................................  1,422,700   1,245,515
  *Brait SE.................................................    641,533   2,010,953
   Business Connexion Group, Ltd............................  1,292,894     782,193
  *Business Connexion Group, Ltd. Series A..................     12,292       1,028
   Capitec Bank Holdings, Ltd...............................    166,986   4,769,427
   Cashbuild, Ltd...........................................     82,589   1,391,792
   Caxton & CTP Publishers & Printers, Ltd..................     24,227      45,964
   Ceramic Industries, Ltd..................................     31,493     466,741
   Cipla Medpro South Africa, Ltd...........................  1,573,082   1,479,253
   City Lodge Hotels, Ltd...................................    164,762   1,806,113
   Clicks Group, Ltd........................................  1,119,781   6,751,531
   Clover Industries, Ltd...................................     59,054     115,539
   Coronation Fund Managers, Ltd............................  1,032,797   3,886,619
  *Corpgro, Ltd.............................................    241,136          --

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
SOUTH AFRICA -- (Continued)
  *Cullinan Holdings, Ltd...................................   434,430 $   47,504
   Data Tec, Ltd............................................   737,043  4,325,474
   Datacentrix Holdings, Ltd................................   401,999    255,390
  *Delta EMD, Ltd...........................................    70,797     63,272
   Distell Group, Ltd.......................................   283,884  3,103,856
  *Distribution & Warehousing Network, Ltd..................   258,997    204,762
  *Dorbyl, Ltd..............................................   184,041     28,424
  #DRDGOLD, Ltd............................................. 1,507,410  1,026,339
   ElementOne, Ltd..........................................   325,845    429,662
   EOH Holdings, Ltd........................................   361,093  1,524,396
   Eqstra Holdings, Ltd.....................................   618,367    571,419
  *Esorfranki, Ltd..........................................    11,884      2,263
  *Evraz Highveld Steel & Vanadium, Ltd.....................   147,791    595,314
   Famous Brands, Ltd.......................................   159,971  1,101,975
   Foschini Group, Ltd. (The)...............................    18,960    314,152
  *Gijima Group, Ltd........................................ 2,805,267    170,067
   Grindrod, Ltd............................................ 1,809,468  3,622,225
   Group Five, Ltd..........................................   402,007  1,522,159
   Hudaco Industries, Ltd...................................   127,965  1,766,165
  *Hulamin, Ltd.............................................   323,882    294,486
   Iliad Africa, Ltd........................................   300,748    212,135
   Illovo Sugar, Ltd........................................   938,436  3,035,850
  *JCI, Ltd................................................. 3,131,151         --
   JD Group, Ltd............................................   983,807  6,189,984
   JSE, Ltd.................................................   359,751  3,827,664
   Kagiso Media, Ltd........................................   116,149    289,735
   Kap International Holdings, Ltd.......................... 1,834,945    850,990
   Lewis Group, Ltd.........................................   412,003  4,002,237
   Life Healthcare Group Holdings, Ltd......................    41,703    143,385
  *Litha Healthcare Group, Ltd..............................    46,892     20,739
  *m Cubed Holdings, Ltd....................................   385,000         --
   Mediclinic International, Ltd............................   736,504  3,723,028
  *Merafe Resources, Ltd.................................... 5,606,346    634,416
   Metair Investments, Ltd..................................   326,004  1,128,767
   MMI Holdings, Ltd........................................     1,886      4,259
   Mr. Price Group, Ltd.....................................   535,957  7,209,065
  *Murray & Roberts Holdings, Ltd........................... 2,030,019  7,453,617
   Mustek, Ltd..............................................   784,364    640,340
  *Mvelaphanda Group, Ltd...................................   607,754    269,507
   Mvelaserve, Ltd..........................................   144,333    213,394
   Nampak, Ltd.............................................. 2,360,530  6,840,454
   Network Healthcare Holdings, Ltd......................... 1,224,386  2,214,754
   Northam Platinum, Ltd....................................   913,751  3,952,735
   Nu-World Holdings, Ltd...................................    28,894     63,831
   Oceana Group, Ltd........................................   235,042  1,360,156
   Omnia Holdings, Ltd......................................   182,397  2,297,972
   Palabora Mining Co., Ltd.................................    78,865  1,580,703
   Peregrine Holdings, Ltd..................................   595,801    851,060
   Petmin, Ltd.............................................. 1,048,510    423,682
   Pinnacle Technology Holdings, Ltd........................   535,289  1,095,765
   Pioneer Foods, Ltd.......................................   284,433  2,192,780
   Pretoria Portland Cement Co., Ltd........................ 2,197,019  8,739,079
  #PSG Group, Ltd...........................................   742,484  5,648,609
   Rainbow Chicken, Ltd.....................................   121,903    233,200
   Raubex Group, Ltd........................................   370,437    684,690
   Resilient Property Income Fund, Ltd......................   895,647  4,540,431
   Reunert, Ltd.............................................   796,596  7,376,755
  *Royal Bafokeng Platinum, Ltd.............................   118,708    925,477
   Santam, Ltd..............................................   126,274  2,796,763
 #*Sappi, Ltd............................................... 2,011,862  7,299,674
  *SecureData Holdings, Ltd.................................   238,359     16,098

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
SOUTH AFRICA -- (Continued)
  *Sentula Mining, Ltd...................................... 1,271,481 $    371,916
   Spar Group, Ltd. (The)...................................   622,477    9,735,654
   Spur Corp., Ltd..........................................   396,741      842,470
   Stefanutti Stocks Holdings, Ltd..........................   360,330      507,275
   Sun International, Ltd...................................   339,258    3,583,192
  *Super Group, Ltd......................................... 1,642,193    3,103,780
   Telkom South Africa, Ltd.................................   853,473    2,639,782
   Tongaat-Hulett, Ltd......................................   629,016    8,491,680
  *Trans Hex Group, Ltd.....................................   121,349       46,612
   Trencor, Ltd.............................................   307,844    1,784,997
  *Tsogo Sun Holdings, Ltd..................................   337,793      812,539
   Value Group, Ltd.........................................   363,719      246,164
   Vukile Property Fund, Ltd................................    85,171      170,593
  *Wesizwe Platinum, Ltd....................................   188,468       26,447
   Wilson Bayly Holme-Ovcon, Ltd............................   236,941    4,145,429
   Woolworths Holdings, Ltd.................................   430,246    2,698,689
   Zeder Investments, Ltd................................... 1,193,278      427,681
                                                                       ------------
TOTAL SOUTH AFRICA..........................................            226,402,145
                                                                       ------------
SOUTH KOREA -- (13.8%)
   Aekyung Petrochemical Co., Ltd...........................    14,557      315,257
  #Amorepacific Group.......................................    11,881    2,986,300
  #Asia Cement Manufacturing Co., Ltd.......................    11,546      493,930
   Asia Paper Manufacturing Co., Ltd........................     8,190       77,296
  *Asiana Airlines, Inc.....................................   403,300    2,275,138
 #*AUK Corp.................................................   199,140      467,078
   Baek Kwang Mineral Products Co., Ltd.....................     1,860       31,998
  *Basic House Co., Ltd. (The)..............................    33,590      473,196
   Bing Grae Co., Ltd.......................................    21,024    1,208,495
  *BNG Steel Co., Ltd.......................................    36,840      400,435
  *Bongshin Co., Ltd........................................       450           52
  *Boo Kook Securities Co., Ltd.............................     7,410      111,656
  #Boryung Pharmaceutical Co., Ltd..........................    12,336      143,450
  *Brain Technology Industries Co., Ltd.....................    86,850      161,065
   BS Financial Group, Inc..................................   567,620    5,812,288
  #Bu Kwang Pharmaceutical Co., Ltd.........................    69,715      715,579
   BYC Co., Ltd.............................................       710      119,521
  *Byuck San Corp...........................................     9,700      203,849
  #Capro Corp...............................................   112,810    1,947,186
   Charm Engineering Co., Ltd...............................    99,540      217,142
   Cheil Worldwide, Inc.....................................   380,705    6,606,016
 #*Chin Hung International, Inc.............................    94,667      103,898
   China Ocean Resources Co., Ltd...........................   146,110      548,295
   Cho Kwang Leather Co., Ltd...............................    10,640      134,098
 #*Cho Kwang Paint Co., Ltd.................................    20,140      151,952
   Choil Aluminum Manufacturing Co., Ltd....................     7,700       88,574
  #Chong Kun Dang Pharmaceutical Corp.......................    41,372      579,205
   Choongwae Holdings Co., Ltd..............................   112,194      239,719
   Chosun Refractories Co., Ltd.............................     2,777      150,920
   CJ CGV Co., Ltd..........................................    51,840    1,215,416
   CJ Corp..................................................    63,673    4,388,961
 #*CJ Korea Express Corp....................................    28,793    1,984,129
  *CJ Seafood Corp..........................................    60,610      139,657
  #Cosmax, Inc..............................................    42,190      687,664
 #*CosmoAM&T Co., Ltd.......................................    22,910      103,332
  *Cosmochemical Co., Ltd...................................    42,160      429,250
   Crown Confectionery Co., Ltd.............................     2,794      394,235
   Dae Dong Industrial Co., Ltd.............................    31,970      146,953
  #Dae Han Flour Mills Co., Ltd.............................     4,329      501,127
  *Dae Ho Corp..............................................       543           62
  #Dae Won Kang Up Co., Ltd.................................    98,414      542,625

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

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
  *Daechang Co., Ltd........................................ 256,350 $  281,708
  #Daeduck Electronics Co., Ltd............................. 130,727  1,333,595
   Daeduck Industries Co., Ltd..............................  86,996    965,673
  *Daegu Department Store Co., Ltd..........................  29,120    344,503
   Daehan Steel Co., Ltd....................................  48,180    306,038
   Daehan Synthetic Fiber Co., Ltd..........................   1,639     95,466
   Dae-Il Corp..............................................  44,720    246,164
   Daekyo Co., Ltd..........................................  72,780    384,392
 #*Daekyung Machinery & Engineering Co., Ltd................  37,500     72,361
   Daelim Trading Co., Ltd..................................  17,730     63,989
   Daesang Corp.............................................  84,240  1,352,739
   Daesang Holdings Co., Ltd................................  49,362    189,138
   Daesung Group Partners Co., Ltd..........................   1,411     52,202
   Daesung Holdings Co., Ltd................................  22,764    126,533
  *Daesung Industrial Co., Ltd..............................   7,170    132,395
  #Daewoo International Corp................................  23,750    685,598
  *Daewoo Securities Co., Ltd...............................   3,311     33,305
   Daewoong Co., Ltd........................................   6,742     87,143
 #*Daewoong Pharmaceutical Co., Ltd.........................  16,766    369,252
   Dahaam E-Tec Co., Ltd....................................   2,100     33,546
  *Daishin Securities Co., Ltd.............................. 179,830  1,550,825
  #Daou Technology, Inc..................................... 113,060  1,123,720
  *Dayou Automotive Seat Technology Co., Ltd................ 158,250    276,908
   DGB Financial Group, Inc................................. 507,673  5,909,426
  #Digital Power Communications Co., Ltd....................  50,540     74,427
   Dong Ah Tire Industrial Co., Ltd.........................  23,935    236,147
   Dong IL Rubber Belt Co., Ltd.............................  41,180    255,602
  *Dong Yang Gang Chul Co., Ltd............................. 135,820    282,018
  #Dong-A Pharmaceutical Co., Ltd...........................  31,865  2,084,611
  *Dong-Ah Geological Engineering Co., Ltd..................  20,410    183,724
  #Dongaone Co., Ltd........................................  97,470    257,708
   Dongbang Agro Co., Ltd...................................  19,470    113,951
   Dongbang Transport Logistics Co., Ltd....................  79,520    451,272
  *Dongbu Corp..............................................  37,740    147,676
 #*Dongbu HiTek Co., Ltd.................................... 102,173    722,129
  *Dongbu Insurance Co., Ltd................................  97,230  3,872,159
  *Dongbu Securities Co., Ltd............................... 101,481    404,238
 #*Dongbu Steel Co., Ltd.................................... 106,246    523,814
   Dong-Il Corp.............................................   4,283    191,822
   Dongil Industries Co., Ltd...............................   4,963    234,993
   Dongil Paper Manufacturing Co., Ltd......................   6,080      9,311
  #Dongkuk Steel Mill Co., Ltd.............................. 166,510  2,574,465
  *Dongsung Holdings Co., Ltd...............................  55,550    191,942
  #Dongwha Pharm Co., Ltd...................................  66,250    284,768
  #Dongwon F&B Co., Ltd.....................................   4,940    299,511
   Dongwon Industries Co., Ltd..............................   4,660    755,522
 #*Dongwon Systems Corp..................................... 160,867    176,954
  #Dongyang Mechatronics Corp...............................  99,241  1,192,932
 #*Doosan Construction & Engineering Co., Ltd............... 130,020    363,776
 #*Doosan Infracore Co., Ltd................................  15,300    283,807
  *DuzonBIzon Co., Ltd......................................  83,210    505,554
  #E1 Corp..................................................  10,501    456,295
  *Eagon Industrial Co., Ltd................................   2,410     11,464
  *Eugene Investment & Securities Co., Ltd.................. 218,823    621,638
  #F&F Co., Ltd.............................................  26,050    160,989
   Fila Korea, Ltd..........................................  35,808  2,548,172
  *Foosung Co., Ltd......................................... 208,179  1,130,314
   Fursys, Inc..............................................  14,315    387,298
   Gaon Cable Co., Ltd......................................   1,664     29,287
   GIIR, Inc................................................  10,990     80,092
   Global & Yuasa Battery Co., Ltd..........................  24,460    981,161

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CONTINUED

                                                                  SHARES   VALUE++
                                                                  ------- ----------
SOUTH KOREA -- (Continued)
   Grand Korea Leisure Co., Ltd..................................  76,840 $1,607,061
   Green Cross Corp..............................................  20,361  2,406,279
   Green Cross Holdings Corp.....................................  78,800    896,017
  *Green Non-Life Insurance Co., Ltd.............................  22,357     32,294
  #GS Global Corp................................................  48,986    527,361
   Gwangju Shinsegae Co., Ltd....................................   2,480    470,209
   Halla Climate Control Corp.................................... 153,990  3,114,334
  #Halla Engineering & Construction Corp.........................  74,642    764,493
  #Han Kuk Carbon Co., Ltd.......................................  85,143    421,835
  *Han Yang Securities Co., Ltd..................................  16,540     97,422
  *Hanall Biopharma Co., Ltd.....................................  95,838    734,920
   Handok Pharmaceuticals Co., Ltd...............................  13,730    150,396
   Handsome Co., Ltd.............................................  59,419  1,999,416
   Hanil Cement Co., Ltd.........................................  15,744    624,775
  #Hanil E-Wha Co., Ltd..........................................  97,050    810,024
  *Hanjin Heavy Industries & Construction Co., Ltd............... 152,814  2,244,538
  #Hanjin Heavy Industries & Construction Holdings Co., Ltd......  48,050    328,374
  *Hanjin Shipping Co., Ltd...................................... 355,308  4,848,968
  *Hanjin Shipping Holdings Co., Ltd.............................  45,364    287,898
  #Hanjin Transportation Co., Ltd................................  37,411    629,949
  *Hankook Cosmetics Manufacturing Co., Ltd......................   2,730      8,812
  #Hankook Shell Oil Co., Ltd....................................   2,680    510,887
  *Hankook Synthetics, Inc.......................................     550         46
   Hankuk Glass Industries, Inc..................................  11,460    237,783
  *Hanmi Holdings Co., Ltd.......................................   3,517     58,818
  *Hanmi Pharm Co., Ltd..........................................  23,028  1,222,325
   Hanmi Semiconductor Co., Ltd..................................  44,760    229,512
   Hansae Co., Ltd...............................................  15,016    116,155
   Hansae Yes24 Holdings Co., Ltd................................  36,870    297,361
   Hanshin Construction Co., Ltd.................................   8,500     64,475
 #*Hanshin Development & Power Co., Ltd..........................  59,490    274,770
  #Hansol Chemical Co., Ltd......................................  34,680    541,093
  #Hansol CSN Co., Ltd........................................... 183,860    219,508
  #Hansol Paper Co., Ltd......................................... 164,590  1,114,480
 #*Hansol Technics Co., Ltd......................................  43,911    790,441
  #Hanssem Co., Ltd..............................................  35,780    699,461
   Hanwha Corp................................................... 148,570  3,785,842
  *Hanwha General Insurance Co., Ltd.............................  69,178    394,360
  *Hanwha Securities Co., Ltd.................................... 235,281    930,497
   Hanwha Timeworld Co., Ltd.....................................   8,190    140,107
  *Heung-A Shipping Co., Ltd..................................... 276,430    210,763
  *Heungkuk Fire & Marine Insurance Co., Ltd.....................  74,867    325,014
   Hite Holdings Co., Ltd........................................  26,810    248,990
   Hite Jinro Co., Ltd........................................... 133,008  2,874,222
  *HMC Investment Securities Co., Ltd............................  74,980    880,950
  #Hotel Shilla Co., Ltd......................................... 137,488  6,412,780
   HS R&A Co., Ltd...............................................   1,420     18,779
  #Huchems Fine Chemical Corp.................................... 102,428  2,041,446
  #Husteel Co., Ltd..............................................  16,080    345,527
  *Hwa Sung Industrial Co., Ltd..................................   5,380     14,570
   Hwacheon Machine Tool Co., Ltd................................   4,979    226,280
   Hwashin Co., Ltd..............................................  85,740    809,572
   Hyosung Corp.................................................. 102,462  5,215,039
  #Hyundai Corp..................................................  44,841    914,731
  #Hyundai Development Co........................................ 247,240  5,175,436
   Hyundai Elevator Co., Ltd.....................................  16,296  1,444,049
   Hyundai Engineering Plastics Co., Ltd.........................  68,490    338,736
  #Hyundai Greenfood Co., Ltd.................................... 187,160  2,626,332
   Hyundai Home Shopping Network Corp............................  27,099  3,289,857
  #Hyundai Hysco Co., Ltd........................................ 105,208  3,696,762
   Hyundai Marine & Fire Insurance Co., Ltd...................... 258,860  6,616,965

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
   Hyundai Mipo Dockyard Co., Ltd...........................   2,711 $  292,241
  *Hyundai Securities Co., Ltd.............................. 500,980  4,100,644
 #*IHQ, Inc................................................. 117,640    266,658
   Il Dong Pharmaceutical Co., Ltd..........................  39,675    229,433
  *Il Yang Pharmaceutical Co., Ltd..........................  51,638  1,108,300
   Iljin Diamond Co., Ltd...................................  18,980    133,295
  #Iljin Display Co., Ltd...................................  54,508    577,258
   Iljin Electric Co., Ltd..................................  80,209    340,168
   Iljin Holdings Co., Ltd..................................  11,272     19,264
   Ilshin Spinning Co., Ltd.................................   5,058    356,915
   Ilsung Pharmaceutical Co., Ltd...........................   2,864    221,948
   iMarketKorea, Inc........................................  63,160  1,098,589
  #IS Dongseo Co., Ltd......................................  35,792    350,337
  #ISU Chemical Co., Ltd....................................  41,810    918,486
  #IsuPetasys Co., Ltd...................................... 113,120    512,000
  #Jahwa Electronics Co., Ltd...............................  36,390    336,834
   Jeil Pharmaceutical Co...................................  23,340    340,480
  #Jeonbuk Bank, Ltd........................................ 227,499    951,066
  *Jinheung Savings Bank....................................  31,869     65,975
  *JS Cable Co., Ltd........................................      10         62
  #JW Pharmaceutical Corp...................................  29,027    343,698
  *KC Cottrell Co., Ltd.....................................  10,480    142,104
  #KC Tech Co., Ltd.........................................  76,082    315,014
   KCC Corp.................................................  11,863  3,033,630
  *KCO Energy, Inc..........................................     120        531
  #Keangnam Enterprises, Ltd................................  39,653    281,346
  *KEC Corp................................................. 175,680    111,457
   KEPCO Engineering & Construction Co., Inc................  30,678  1,856,030
  *KEPCO Plant Service & Engineering Co., Ltd...............  36,128  1,328,659
  #Keyang Electric Machinery Co., Ltd.......................  66,240    166,028
   KISCO Corp...............................................  14,960    323,690
   KISCO Holdings Co., Ltd..................................   2,292     74,811
  *Kishin Corp..............................................  49,420    227,600
   KISWIRE, Ltd.............................................  21,229    683,321
  *Kiwoom Securities Co., Ltd...............................  41,943  2,487,680
  *Kolao Holdings...........................................  48,970    543,447
   Kolon Corp...............................................  16,719    344,797
  #Kolon Global Corp........................................ 165,790    826,477
   Kolon Industries, Inc....................................  74,646  4,116,583
   Ko-one Energy Service....................................  11,541    293,010
  *Korea Cast Iron Pipe Co., Ltd............................  29,810     97,588
 #*Korea Circuit Co., Ltd...................................  33,450    326,406
   Korea Cottrell Co., Ltd..................................  30,614     64,313
  *Korea Development Co., Ltd...............................   4,730      7,666
  *Korea Development Leasing Corp...........................   8,007    159,298
   Korea Electric Terminal Co., Ltd.........................  24,200    476,021
   Korea Export Packing Industries Co., Ltd.................   3,990     42,700
   Korea Gas Corp...........................................  96,530  3,757,862
  *Korea Investment Holdings Co., Ltd....................... 161,460  5,539,689
 #*Korea Kolmar Co., Ltd....................................  87,397    703,142
 #*Korea Line Corp..........................................   2,147     35,283
   Korea Petrochemical Industrial Co., Ltd..................  11,082    828,589
  *Korea Reinsurance Co., Ltd............................... 326,897  3,948,025
  *Korea Savings Bank.......................................   5,519     14,999
   Korea United Pharm, Inc..................................  27,470    122,637
  #Korean Air Terminal Service Co., Ltd.....................   5,490    153,647
  #KP Chemical Corp......................................... 209,271  2,645,549
   KPX Chemical Co., Ltd....................................   4,827    220,794
  #KPX Fine Chemical Co., Ltd...............................   3,376     96,044
   KPX Holdings Corp........................................   2,597     99,196
  *KTB Investment & Securities Co., Ltd..................... 219,830    420,674

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
SOUTH KOREA -- (Continued)
  #Kukdo Chemical Co., Ltd..................................    14,172 $  602,954
   Kumho Electric Co., Ltd..................................    15,410    276,638
  *Kumho Industrial Co., Ltd................................    10,815     61,220
  *Kumho Investment Bank....................................   109,170     71,347
  *Kumho Tire Co., Inc......................................   157,699  1,952,571
   Kumkang Industrial Co., Ltd..............................     1,730     16,976
   Kunsul Chemical Industrial Co., Ltd......................     8,190    108,883
  #Kwang Dong Pharmaceutical Co., Ltd.......................   161,360    571,922
 #*Kwang Myung Electric Engineering Co., Ltd................   147,560    347,389
   Kyeryong Construction Industrial Co., Ltd................    18,460    213,620
  *Kyobo Securities Co., Ltd................................    75,520    332,565
  #Kyung Dong Navien Co., Ltd...............................     8,700     59,435
  *Kyungbang Co., Ltd.......................................     1,150     99,814
   Kyungdong City Gas Co., Ltd..............................     7,685    375,220
  #Kyung-In Synthetic Corp..................................    58,490    139,410
   Kyungnam Energy Co., Ltd.................................    43,020    138,265
   LG Fashion Corp..........................................    75,925  2,520,113
   LG Hausys, Ltd...........................................    29,255  1,670,583
  *LG Innotek Co., Ltd......................................    38,779  2,771,499
   LG International Corp....................................   116,661  4,756,427
 #*LG Life Sciences, Ltd....................................    51,795  1,399,369
   LG Uplus Corp............................................ 1,012,830  5,001,141
   LIG Insurance Co., Ltd...................................   153,290  3,174,337
   Livart Furniture Co., Ltd................................    16,850     97,029
  #Lotte Chilsung Beverage Co., Ltd.........................     2,549  2,874,409
   Lotte Confectionary Co., Ltd.............................     2,711  4,096,877
  #Lotte Midopa Co., Ltd....................................    73,740    930,976
  *Lotte Non-Life Insurance Co., Ltd........................    56,430    286,232
  #Lotte Sam Kang Co., Ltd..................................     3,138  1,338,487
  #LS Corp..................................................    75,376  5,021,963
  #LS Industrial Systems Co., Ltd...........................    60,200  3,062,684
   Macquarie Korea Infrastructure Fund...................... 1,232,751  6,039,827
  *Mando Corp...............................................    52,791  8,407,030
   Manho Rope & Wire Co., Ltd...............................     3,950     53,501
  *Meritz Financial Holdings Co., Ltd.......................    37,832     90,216
   Meritz Fire Marine Insurance Co., Ltd....................   228,355  2,353,534
  *Meritz Securities Co., Ltd...............................   784,295    545,991
   Mi Chang Oil Industrial Co., Ltd.........................       981     40,991
  *Mirae Asset Securities Co., Ltd..........................    92,334  2,804,613
  *Miwon Chemicals Co., Ltd.................................     1,890     38,258
   Miwon Commercial Co., Ltd................................       702     60,987
  *Miwon Specialty Chemical Co., Ltd........................       448     59,707
 #*Monalisa Co., Ltd........................................    17,700     45,393
  *MonAmi Co., Ltd..........................................    26,170     86,861
  #Moorim P&P Co., Ltd......................................   130,570    553,191
   Moorim Paper Co., Ltd....................................    10,786     24,924
   Motonic Corp.............................................    36,770    249,286
  #Namhae Chemical Corp.....................................   101,184    828,027
 #*Namsun Aluminum Co., Ltd.................................    42,480     24,505
   Namyang Dairy Products Co., Ltd..........................     1,390    798,959
  #National Plastic Co......................................    56,060    122,113
   Nexen Corp...............................................    33,168  1,573,580
  *NH Investment & Securities Co., Ltd......................   123,960    580,182
   NICE Holdings Co., Ltd...................................       311     13,825
   NICE Information Service Co., Ltd........................        97      2,193
   NK Co., Ltd..............................................    72,850    285,801
  #Nong Shim Holdings Co., Ltd..............................     6,132    277,756
   NongShim Co., Ltd........................................    11,892  2,378,305
   Noroo Holdings Co., Ltd..................................     6,715     42,376
   NOROO Paint & Coatings Co., Ltd..........................    14,277     39,706
  *Orientbio, Inc...........................................   176,570    107,735

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CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
   ORION Corp...............................................   7,607 $6,024,751
   Ottogi Corp..............................................   4,851    711,496
   Pacific Pharmaceutical Co., Ltd..........................   1,610     30,015
  *Paik Kwang Industrial Co., Ltd...........................   1,130     44,395
 #*PaperCorea, Inc.......................................... 147,900     94,028
  *Pharmicell Co., Ltd......................................  74,800    369,177
   Poongsan Corp............................................  86,191  2,267,456
   Poongsan Holdings Corp...................................  12,277    260,380
   POSCO Coated & Color Steel Co., Ltd......................   6,320     96,766
   Pulmuone Co., Ltd........................................   3,026    107,249
   Pusan City Gas Co., Ltd..................................  20,750    335,642
  *RNL BIO Co., Ltd......................................... 336,490  1,251,395
  *S&T Corp.................................................   5,003     81,075
   S&T Dynamics Co., Ltd.................................... 104,352  1,254,579
  #S&T Holdings Co., Ltd....................................  30,108    300,852
  #S&T Motiv Co., Ltd.......................................  25,010    592,345
  *S&T Motors Co., Ltd...................................... 287,350    179,479
   S1 Corp..................................................  68,527  3,421,619
 #*Saehan Industries, Inc................................... 978,350    673,159
   Saeron Automotive Corp...................................  17,000     72,962
  #Sajo Industries Co., Ltd.................................   8,800    369,560
   Sajodaerim Corp..........................................   5,320     70,492
  #Sam Jin Pharmaceutical Co., Ltd..........................  38,176    291,330
  #Sam Kwang Glass Industrial Co., Ltd......................  10,449    467,315
   Sam Lip General Foods Co., Ltd...........................   9,230    142,977
   Sam Yung Trading Co., Ltd................................  35,102    186,375
  *Sambu Construction Co., Ltd..............................   2,172     11,218
  #Samchully Co., Ltd.......................................  10,330    831,979
   Samhwa Crown & Closure Co., Ltd..........................     412      7,474
   Samhwa Paints Industrial Co., Ltd........................  26,400     86,151
  #Samick Musical Instruments Co., Ltd...................... 190,470    247,053
   Samick THK Co., Ltd......................................  32,610    188,293
  #Samsung Fine Chemicals Co., Ltd..........................  76,866  3,670,974
  #Samsung Techwin Co., Ltd................................. 112,863  6,864,773
  *Samwhan Corp.............................................   5,480     19,281
  *Samyang Corp.............................................   6,344    266,924
  #Samyang Foods Co., Ltd...................................  13,450    268,989
   Samyang Holdings Corp....................................  13,875    735,903
   Samyang Tongsang Co., Ltd................................   1,760     36,331
  #Samyoung Chemical Co., Ltd............................... 129,450    454,379
  #Samyoung Electronics Co., Ltd............................  38,910    320,446
   SAVEZONE I&C Corp........................................  24,070     59,698
   SBS Media Holdings Co., Ltd.............................. 192,730    503,042
  #Seah Besteel Corp........................................  45,795  1,820,382
   SeAH Holdings Corp.......................................   4,622    485,797
  #SeAH Steel Corp..........................................   9,747    758,130
   Sebang Co., Ltd..........................................  37,485    500,918
  #Sejong Industrial Co., Ltd...............................  34,770    395,191
   Seoul City Gas Co., Ltd..................................   3,050    125,702
  #Seowon Co., Ltd..........................................  51,670    158,096
  *Sewon Cellontech Co., Ltd................................ 103,421    322,882
  *SH Chemical Co., Ltd..................................... 112,440     60,089
  *Shinhan Engineering & Construction Co., Ltd..............   3,676     15,256
   Shinpoong Pharmaceutical Co., Ltd........................  95,272    378,278
   Shinsegae Co., Ltd.......................................  31,431  6,885,701
   Shinsegae Information & Communication Co., Ltd...........   2,612    118,015
 #*Shinsung Solar Energy Co., Ltd........................... 131,600    352,674
   Shinsung Tongsang Co., Ltd............................... 236,010    209,478
  *Shinyoung Securities Co., Ltd............................  14,050    363,672
   Silla Trading Co., Ltd...................................  19,780    236,678
   Sindo Ricoh Co., Ltd.....................................  10,939    532,451

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CONTINUED

                                                              SHARES     VALUE++
                                                             --------- ------------
SOUTH KOREA -- (Continued)
   SJM Co., Ltd.............................................    19,030 $    119,913
   SJM Holdings Co., Ltd....................................    11,641       38,834
  #SK Chemicals Co., Ltd....................................    62,098    3,081,670
  #SK Gas Co., Ltd..........................................    11,669      640,540
   SK Networks Co., Ltd.....................................   487,040    4,004,513
 #*SK Securities Co., Ltd................................... 1,053,100    1,098,187
  #SKC Co., Ltd.............................................    79,947    2,747,764
  #SL Corp..................................................    54,320      931,929
  *Solomon Savings Bank.....................................     3,197        4,215
   Songwon Industrial Co., Ltd..............................    60,490      440,941
  *Ssangbangwool & Trygroup.................................   277,790      263,212
  *Ssangyong Cement Industrial Co., Ltd.....................    86,741      367,723
  #STX Corp.................................................   159,588    1,738,677
   STX Engine Co., Ltd......................................    99,362    1,253,643
   STX Metal Co, Ltd........................................    29,440      147,016
   STX Offshore & Shipbuilding Co., Ltd.....................   243,090    2,725,450
   STX Pan Ocean Co., Ltd...................................   462,030    2,396,989
   Suheung Capsule Co., Ltd.................................    19,000      200,650
  *Sung Jin Geotec Co., Ltd.................................    63,960      685,694
   Sungchang Enterprise Holdings, Ltd.......................    19,510      263,941
  *Sungshin Cement Co., Ltd.................................     5,220       17,934
   Sunjin Co., Ltd..........................................    11,625       76,027
  *Sunjin Holdings Co., Ltd.................................       609       11,683
  #Tae Kyung Industrial Co., Ltd............................    33,700      100,208
   TaeKwang Industrial Co., Ltd.............................     1,363    1,236,657
   Taeyoung Engineering & Construction Co., Ltd.............   155,820      684,523
 #*Taihan Electric Wire Co., Ltd............................   624,023    1,705,029
   Tailim Packaging Industries Co., Ltd.....................   125,830      152,063
  #TCC Steel................................................    33,782      138,625
   Teems, Inc...............................................        58          506
  *Tong Yang Life Insurance Co., Ltd........................   137,410    1,212,333
  #Tong Yang Moolsan Co., Ltd...............................    20,350      350,197
  *Tong Yang Securities, Inc................................    12,966       50,012
  *Tongyang, Inc............................................   407,608      355,364
  *Trigem Computer, Inc.....................................         2           --
  #TS Corp..................................................    15,430      273,877
   Unid Co., Ltd............................................    14,454      523,122
   Union Steel Manufacturing Co., Ltd.......................    11,102      144,075
  *VGX International, Inc...................................     4,580        4,265
  *Visang Education, Inc....................................    16,072      107,153
   Whanin Pharmaceutical Co., Ltd...........................    37,560      205,288
  *Will-Bes & Co., Ltd. (The)...............................   226,290      336,515
   Woongjin Coway Co., Ltd..................................   216,350    6,913,199
  *Woongjin Energy Co., Ltd.................................    74,420      446,868
 #*Woongjin Holdings Co., Ltd...............................    94,257      500,244
   Woongjin Thinkbig Co., Ltd...............................    76,929      757,691
   Woori Financial Co., Ltd.................................    30,320      439,350
  *Woori Investment & Securities Co., Ltd...................   578,522    5,667,723
   WooSung Feed Co., Ltd....................................    14,880       68,993
   YESCO Co., Ltd...........................................    11,440      266,725
  #Youlchon Chemical Co., Ltd...............................    39,910      282,743
   Young Poong Corp.........................................     2,754    2,506,260
  *Young Poong Mining & Construction Corp...................     1,580           77
   Young Poong Paper Manufacturing Co., Ltd.................       520        7,586
   Youngone Corp............................................    87,944    1,903,606
  #Youngone Holdings Co., Ltd...............................    22,793    1,137,955
  #Yuhan Corp...............................................    34,258    3,208,398
  *Yuhwa Securities Co., Ltd................................    13,060      158,218
 #*Yungjin Pharm Co., Ltd...................................   315,002      471,986
  *ZeroOne Interactive Co., Ltd.............................     3,200           42
                                                                       ------------
TOTAL SOUTH KOREA...........................................            380,698,761
                                                                       ------------

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CONTINUED

                                                              SHARES    VALUE++
                                                             --------- ----------
TAIWAN -- (13.4%)
  *A.G.V. Products Corp..................................... 1,602,801 $  499,163
  *Ability Enterprise Co., Ltd.............................. 1,377,076  1,256,250
   AcBel Polytech, Inc...................................... 1,428,599    779,084
   Accton Technology Corp................................... 1,790,763  1,043,305
   Ace Pillar Co., Ltd......................................   164,400    284,340
   ACHEM Technology Corp....................................   603,975    313,015
   Action Electronics Co., Ltd..............................   868,635    246,929
  #Adlink Technology, Inc...................................   353,900    483,888
  *Advancetek Enterprise Co., Ltd...........................   505,917    473,151
  #ALI Corp.................................................   923,000  1,229,587
   Allis Electric Co., Ltd..................................    54,000     14,772
   Alpha Networks, Inc...................................... 1,121,763    957,880
   Altek Corp............................................... 1,587,637  1,159,616
  #Ambassador Hotel (The)................................... 1,057,000  1,269,950
   Ampoc Far East Co., Ltd..................................   344,444    329,370
   AmTRAN Technology Co., Ltd............................... 2,895,951  2,179,707
   APCB, Inc................................................   529,000    400,417
  *Apex Biotechnology Corp..................................   348,380    973,329
   Apex Medical Corp........................................   212,500    229,362
   Apex Science & Engineering Corp..........................   134,198     54,367
  *Arima Communications Corp................................   758,000    458,030
 #*Asia Optical Co., Inc....................................   855,000    706,388
   Asia Polymer Corp........................................   972,903  1,135,182
   Asia Vital Components Co., Ltd........................... 1,071,245    640,392
   Asrock, Inc..............................................   168,000    639,494
   Aten International Co., Ltd..............................   312,479    595,997
   Audix Corp...............................................   394,000    348,555
  #Aurora Corp..............................................   541,499    898,697
   Aurora Systems Corp......................................   268,244    362,787
   AV Tech Corp.............................................   161,000    535,859
  *Avermedia Technologies, Inc..............................   809,446    643,942
   Avision, Inc.............................................   669,000    232,088
   Awea Mechantronic Co., Ltd...............................   137,200    145,960
   Bank of Kaohsiung........................................ 1,481,645    441,799
  *Basso Industry Corp., Ltd................................   447,000    319,809
   BES Engineering Corp..................................... 6,137,750  1,601,649
   Biostar Microtech International Corp.....................   592,975    307,890
  *Bright Led Electronics Corp..............................   502,520    371,250
   C Sun Manufacturing, Ltd.................................   525,221    392,439
   Cameo Communications, Inc................................   883,818    237,690
  #Capital Securities Corp.................................. 6,388,142  2,271,419
   Career Technology (MFG.) Co., Ltd........................ 1,034,000  1,478,425
  *Carnival Industrial Corp................................. 1,125,000    380,892
   Cathay Chemical Works, Inc...............................    30,000     11,511
   Cathay Real Estate Development Co., Ltd.................. 3,127,000  1,452,121
   Central Reinsurance Co., Ltd.............................   826,402    335,450
   Chain Qui Development Co., Ltd...........................   347,083    239,610
   Champion Building Materials Co., Ltd..................... 1,349,851    584,783
   Chang Wah Electromaterials, Inc..........................   121,980    315,148
   Charoen Pokphand Enterprises Co., Ltd....................   738,000    351,234
   CHC Resources Corp.......................................   308,348    487,661
   Cheng Loong Corp......................................... 3,528,383  1,366,247
   Cheng Uei Precision Industry Co., Ltd.................... 1,494,396  3,052,466
   Chenming Mold Industrial Corp............................   396,437    293,425
   Chia Hsin Cement Corp.................................... 1,625,360    742,211
  *Chia Hsin Food & Synthetic Fiber Co., Ltd................    97,211         --
   Chicony Electronics Co., Ltd............................. 1,185,245  2,300,465
   Chien Kuo Construction Co., Ltd.......................... 1,052,312    502,148
  *Chien Shing Stainless Steel Co., Ltd.....................   417,000     56,007
   Chilisin Electronics Corp................................   315,535    155,718
   China Chemical & Pharmaceutical Co....................... 1,014,000    617,510

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CONTINUED

                                                               SHARES    VALUE++
                                                             ---------- ----------
TAIWAN -- (Continued)
   China Ecotek Corp........................................    187,000 $  396,596
   China Electric Manufacturing Co., Ltd....................  1,096,900    810,696
  *China General Plastics Corp..............................  1,086,000    428,249
  #China Glaze Co., Ltd.....................................    518,139    280,607
  *China Man-Made Fiber Co., Ltd............................  4,563,879  1,530,425
   China Metal Products Co., Ltd............................    948,344    625,569
  *China Motor Co., Ltd.....................................  1,607,609  1,321,986
  *China Rebar Co., Ltd.....................................     55,174         --
   China Steel Chemical Corp................................    543,554  2,526,186
   China Steel Structure Co., Ltd...........................    378,000    389,959
   China Synthetic Rubber Corp..............................  1,851,563  1,804,587
  *China United Trust & Investment Corp.....................    164,804         --
  *China Wire & Cable Co., Ltd..............................    592,000    165,303
   Chinese Maritime Transport, Ltd..........................    436,850    621,136
  *Ching Feng Home Fashions Industries Co., Ltd.............     40,822      8,804
   Chin-Poon Industrial Co., Ltd............................  1,459,207  1,310,198
  #Chong Hong Construction Co...............................    559,055  1,140,982
  *Chou Chin Industrial Co., Ltd............................        825         --
  #Chroma Ate, Inc..........................................  1,189,821  2,693,710
  *Chun Yu Works & Co., Ltd.................................    771,000    241,531
   Chun Yuan Steel Industrial Co., Ltd......................  1,499,793    631,864
   Chung Hsin Electric & Machinery Co., Ltd.................  1,533,000    873,495
   Chung Hung Steel Corp....................................  3,385,979  1,031,340
   Chung Hwa Pulp Corp......................................  1,902,031    644,183
 #*Chungwa Picture Tubes Co., Ltd........................... 16,175,000    878,305
   Clevo Co., Ltd...........................................  1,613,000  2,503,838
 #*CMC Magnetics Corp....................................... 10,279,960  1,774,713
   Collins Co., Ltd.........................................    544,431    269,147
  *Compal Communications, Inc...............................  1,153,000  1,614,872
  *Compeq Manufacturing Co., Ltd............................  3,615,000  1,415,796
   Continental Holdings Corp................................  1,590,067    596,090
  *Cosmo Electronics Corp...................................    215,137    181,250
  *Cosmos Bank Taiwan.......................................    759,000    222,336
   Coxon Precise Industrial Co., Ltd........................    416,000    565,624
  *Creative Sensor, Inc.....................................     85,000     43,848
   CSBC Corp. Taiwan........................................  1,287,000  1,039,101
   CTCI Corp................................................  1,627,013  3,132,432
   CviLux Corp..............................................    184,039    276,026
  *CX Technology Co., Ltd...................................     62,368     23,541
   Cyberlink Corp...........................................    289,281    849,817
   Cybertan Technology, Inc.................................  1,152,779    906,562
   Da Cin Construction Co., Ltd.............................    639,711    406,783
  *Dah Fung CATV Co., Ltd...................................    124,000    242,501
   Darfon Electronics Corp..................................  1,039,550    678,422
   Davicom Semiconductor, Inc...............................    245,888    152,073
   De Licacy Industries Co., Ltd............................     70,000     20,570
   Delpha Construction Co., Ltd.............................    697,795    227,997
   Depo Auto Parts Industrial Co., Ltd......................    387,000    831,935
  *Der Pao Construction Co., Ltd............................    476,000     13,363
   Diamond Flower Electric Instrument Co., Ltd..............    143,524    111,332
  #D-Link Corp..............................................  2,381,665  1,687,783
   Dynamic Electronics Co., Ltd.............................    858,801    326,752
  *Eastern Media International Corp.........................  3,051,337    352,281
   Eclat Textile Co., Ltd...................................    475,914  1,114,135
  *Edimax Technology Co., Ltd...............................    470,000    175,930
   Edom Technology Co., Ltd.................................    172,776     57,591
   Elan Microelectronics Corp...............................  1,342,715  1,841,621
  *E-Lead Electronic Co., Ltd...............................    193,942    236,007
   E-LIFE MALL Corp., Ltd...................................    274,000    592,634
   Elite Advanced Laser Corp................................    254,000    354,911
   Elite Material Co., Ltd..................................  1,083,350    977,924

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------      ----------
TAIWAN -- (Continued)
  *Elite Semiconductor Memory Technology, Inc...............   937,200      $  788,971
  *Elitegroup Computer Systems Co., Ltd..................... 2,567,182         707,065
   EnTie Commercial Bank.................................... 1,420,603         644,406
  *Eternal Chemical Co., Ltd................................ 2,348,794       1,825,090
  *Everest Textile Co., Ltd.................................   978,562         294,534
  *Everfocus Electronics Corp...............................    36,010          11,563
   Evergreen International Storage & Transport Corp......... 1,947,000         957,763
   Everlight Chemical Industrial Corp....................... 1,173,500         755,260
 #*Everlight Electronics Co., Ltd........................... 1,352,000       2,759,880
  *Everspring Industry Co., Ltd.............................    39,000          10,837
   Excel Cell Electronics Co., Ltd..........................   143,000          57,748
 #*Excelsior Medical Co., Ltd...............................   305,140         590,325
   Far Eastern International Bank........................... 4,599,865       1,815,398
   Faraday Technology Corp.................................. 1,207,648       1,678,576
  *Farglory F T Z Investment Holding Co., Ltd...............   235,000         126,840
   Federal Corp............................................. 1,333,241         674,589
   Feng Hsin Iron & Steel Co., Ltd.......................... 1,664,100       2,791,373
   Feng Tay Enterprise Co., Ltd.............................   865,054         821,832
   First Copper Technology Co., Ltd.........................   781,000         215,535
   First Hotel..............................................   524,256         346,550
   First Insurance Co., Ltd.................................   832,179         360,748
   First Steamship Co., Ltd.................................   526,200         778,961
  #FLEXium Interconnect, Inc................................   552,303       1,757,854
   Flytech Technology Co., Ltd..............................   252,919         610,319
   Forhouse Corp............................................ 1,683,635         945,220
  *Formosa Advanced Technologies Co., Ltd...................   508,000         515,879
  #Formosa Epitaxy, Inc..................................... 1,263,811       1,024,695
   Formosa International Hotels Corp........................   130,780       1,765,568
   Formosa Oilseed Processing Co., Ltd......................   295,697         131,083
   Formosan Rubber Group, Inc............................... 1,698,000       1,082,958
   Formosan Union Chemical Corp.............................   988,380         714,281
  *Fortune Electric Co., Ltd................................   502,078         236,664
   Founding Construction & Development Co., Ltd.............   510,977         317,534
  *Froch Enterprise Co., Ltd................................   620,000         232,127
   FSP Technology, Inc......................................   599,887         554,629
   Fu I Industrial Co., Ltd.................................   136,113          68,818
   Fullerton Technology Co., Ltd............................   374,600         375,086
   Fwusow Industry Co., Ltd.................................   661,407         345,448
   G Shank Enterprise Co., Ltd..............................   614,013         317,977
   Gem Terminal Industries Co., Ltd.........................   142,386          67,157
   Gemtek Technology Corp................................... 1,205,219       1,117,914
   General Plastic Industrial Co., Ltd......................   137,553         131,574
  *Genesis Photonics, Inc...................................   763,503         929,785
   Genius Electronic Optical Co., Ltd.......................   149,030         995,436
   GeoVision, Inc...........................................   147,774         627,866
   Getac Technology Corp.................................... 1,374,360         950,345
   Giant Manufacturing Co., Ltd.............................   626,776       3,134,018
  *Giantplus Technology Co., Ltd............................   721,900         214,086
   Giga Solution Tech Co., Ltd..............................   270,000         181,822
  #Giga Storage Corp........................................ 1,087,561         828,924
   Giga-Byte Technology Co., Ltd............................ 1,996,800       1,722,001
   Gintech Energy Corp...................................... 1,271,936       1,243,146
   Global Brands Manufacture, Ltd...........................   857,108         420,223
  *Global Mixed Mode Technology, Inc........................   268,000         940,023
  *Global Unichip Corp......................................   307,000         984,344
  *Globe Union Industrial Corp..............................   764,944         516,600
   Gold Circuit Electronics, Ltd............................ 1,756,227         391,959
   Goldsun Development & Construction Co., Ltd.............. 4,795,722       1,836,233
   Good Will Instrument Co., Ltd............................   182,044         119,794
   Grand Pacific Petrochemical Corp......................... 3,821,000       1,671,919
   Grape King, Inc..........................................   404,000         663,160

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CONTINUED

                                                               SHARES         VALUE++
                                                             ----------      ----------
TAIWAN -- (Continued)
   Great China Metal Industry Co., Ltd......................    518,000      $  704,390
   Great Taipei Gas Co., Ltd................................  1,220,000         777,286
   Great Wall Enterprise Co., Ltd...........................  1,406,394       1,370,224
   Green Energy Technology, Inc.............................  1,014,457         948,355
   GTM Corp.................................................    524,000         234,034
  *Hannstar Board Corp......................................  1,022,787         537,480
  *HannStar Display Corp.................................... 20,434,989       1,994,626
  *HannsTouch Solution, Inc.................................  2,778,130         964,703
   Hanpin Co., Ltd..........................................    120,800          41,023
   Harvatek Corp............................................    665,963         424,295
   Hey Song Corp............................................  1,487,000       1,859,297
   Highwealth Construction Corp.............................    251,000         418,537
  *Hiti Digital, Inc........................................    402,573         259,127
   Hitron Technologies, Inc.................................    555,213         334,041
  *Ho Tung Holding Corp.....................................  2,251,948       1,304,304
  *Hocheng Corp.............................................    926,700         291,295
   Hold-Key Electric Wire & Cable Co., Ltd..................    379,191         132,775
   Holiday Entertainment Co., Ltd...........................    236,800         397,190
   Holtek Semiconductor, Inc................................    625,000         741,707
   Holy Stone Enterprise Co., Ltd...........................  1,086,183       1,004,657
  *Hong Ho Precision Textile Co., Ltd.......................    169,000          70,440
   Hong Tai Electric Industrial Co., Ltd....................    872,000         298,682
   Hong Yi Fiber Industry Co., Ltd..........................    164,652          50,522
   Honmyue Enterprise Co., Ltd..............................    139,080          34,435
  *Hota Industrial Manufacturing Co., Ltd...................    619,000         332,479
   Hsin Kuang Steel Co., Ltd................................    929,443         636,558
   Hsing Ta Cement Co., Ltd.................................    620,000         226,875
   Hua Eng Wire & Cable Co., Ltd............................  1,578,565         451,266
  #Huaku Development Co., Ltd...............................    893,937       2,136,922
   Huang Hsiang Construction Co.............................    432,800         858,983
   Hung Ching Development & Construction Co., Ltd...........    449,000         181,332
   Hung Poo Construction Corp...............................    939,185         851,210
   Hung Sheng Construction Co., Ltd.........................  1,998,400         990,881
  *Hwa Fong Rubber Co., Ltd.................................    772,670         154,125
 #*Ichia Technologies, Inc..................................  1,243,000         584,896
  #I-Chiun Precision Industry Co., Ltd......................    749,313         574,629
   ICP Electronics, Inc.....................................    571,000         788,539
   Infortrend Technology, Inc...............................    948,163         746,656
  *Inotera Memories, Inc....................................  6,559,000       1,701,235
  *Integrated Memory Logic, Ltd.............................    133,000         503,158
   Inventec Corp............................................  2,947,840       1,128,551
   I-Sheng Electric Wire & Cable Co., Ltd...................    370,000         577,055
   ITE Technology, Inc......................................    670,408         565,017
   ITEQ Corp................................................  1,025,104       1,161,437
  *Jenn Feng New Energy Co., Ltd............................    432,000         156,043
  *Jess-Link Products Co., Ltd..............................    590,900         522,813
   Johnson Health Tech Co., Ltd.............................    216,675         581,978
   Jui Li Enterprise Co., Ltd...............................    324,080          88,271
   Kang Na Hsiung Enterprise Co., Ltd.......................    377,020         172,564
  *Kao Hsing Chang Iron & Steel Corp........................    784,000         153,014
   Kaulin Manufacturing Co., Ltd............................    458,330         337,866
   Kee Tai Properties Co., Ltd..............................  1,306,473         715,973
   Kenda Rubber Industrial Co., Ltd.........................  1,669,903       1,873,852
   Kerry TJ Logistics Co., Ltd..............................  1,241,000       1,397,418
   Kian Shen Corp...........................................    112,750         166,173
   King Core Electronics, Inc...............................     10,623           7,671
   King Slide Works Co., Ltd................................    176,550         870,133
   King Yuan Electronics Co., Ltd...........................  4,525,979       1,864,472
   Kingdom Construction Co., Ltd............................  1,289,000         797,344
  *King's Town Bank.........................................  2,762,701       1,600,487
   King's Town Construction Co., Ltd........................    722,105         615,740

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------      ----------
TAIWAN -- (Continued)
   Kinik Co.................................................   404,000      $  621,324
   Kinko Optical Co., Ltd...................................   513,000         711,393
   Kinpo Electronics, Inc................................... 4,020,157         898,777
   Knowledge-Yield-Excellence Systems Corp.................. 1,008,903         373,787
   KS Terminals, Inc........................................   297,482         249,395
   Kung Long Batteries Industrial Co., Ltd..................   209,000         347,049
  *Kuoyang Construction Co., Ltd............................ 1,588,000         580,322
   Kwong Fong Industries Corp............................... 1,307,200         590,410
   L&K Engineering Co., Ltd.................................   490,048         553,964
   Lan Fa Textile Co., Ltd..................................   718,933         233,001
   LCY Chemical Corp........................................   329,000         505,339
  *Leadtek Research, Inc....................................    37,472           6,872
   Leadtrend Technology Corp................................   136,086         234,103
   Lealea Enterprise Co., Ltd............................... 2,553,924         910,667
  *Ledtech Electronics Corp.................................   398,000         203,771
   Lee Chi Enterprises Co., Ltd.............................   687,000         324,014
  *Leofoo Development Co., Ltd..............................   914,000         550,407
  #Les Enphants Co., Ltd....................................   641,110         663,064
   Li Peng Enterprise Co., Ltd.............................. 1,571,606         458,500
   Lian Hwa Food Corp.......................................   208,890         250,875
   Lien Hwa Industrial Corp................................. 1,842,676       1,161,386
   Lingsen Precision Industries, Ltd........................ 1,281,506         742,810
   LITE-ON IT Corp.......................................... 1,462,990       1,471,223
   Lite-On Semiconductor Corp............................... 1,075,730         549,989
   Long Bon International Co., Ltd.......................... 1,056,945         428,847
   Long Chen Paper Co., Ltd................................. 1,440,674         412,643
  *Lotes Co., Ltd...........................................   196,778         503,902
  *Lucky Cement Corp........................................   677,000         137,722
   Lumax International Corp., Ltd...........................   335,245         753,067
   Macronix International Co., Ltd.......................... 8,264,000       2,714,068
   Makalot Industrial Co., Ltd..............................   479,202       1,392,717
   Marketech International Corp.............................   448,000         287,124
   Masterlink Securities Corp............................... 3,800,000       1,216,425
   Maxtek Technology Co., Ltd...............................    41,000          37,791
   Mayer Steel Pipe Corp....................................   760,567         311,369
   Maywufa Co., Ltd.........................................   170,322          73,203
   Meiloon Co., Ltd.........................................   437,053         143,384
   Mercuries & Associates, Ltd.............................. 1,098,498         911,749
  *Mercuries Data Systems, Ltd..............................   353,000         120,423
   Merida Industry Co., Ltd.................................   650,170       2,437,554
   Merry Electronics Co., Ltd...............................   565,363       1,032,979
  *Microelectronics Technology, Inc......................... 1,557,527         515,738
   Micro-Star International Co., Ltd........................ 3,209,075       1,400,513
  #Min Aik Technology Co., Ltd..............................   561,316       1,326,306
  *Mirle Automation Corp....................................   497,096         380,770
   Mitac International Corp................................. 4,439,000       1,500,035
  *Mosel Vitelic, Inc....................................... 2,505,644         342,130
  *Mospec Seminconductor Corp...............................    24,000           5,479
   Nak Sealing Technologies Corp............................   195,954         333,081
  *Namchow Chemical Industrial Co., Ltd.....................   660,000         659,896
   Nankang Rubber Tire Co., Ltd............................. 1,740,056       2,542,210
   Nantex Industry Co., Ltd.................................   822,036         697,456
  *Nanya Technology Corp.................................... 2,937,000         246,451
   National Petroleum Co., Ltd..............................   711,824         826,925
  *Neo Solar Power Corp..................................... 1,861,000       1,233,961
   New Asia Construction & Development Co., Ltd.............   402,988         123,153
   Nichidenbo Corp..........................................   256,349         246,401
   Nien Hsing Textile Co., Ltd.............................. 1,125,125         740,719
  *Ocean Plastics Co., Ltd..................................   538,200         397,567
   Opto Technology Corp..................................... 1,991,886         923,158
  *Orient Semiconductor Electronics, Ltd.................... 1,795,000         278,830

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CONTINUED

                                                               SHARES         VALUE++
                                                             ----------      ----------
TAIWAN -- (Continued)
  *Oriental Union Chemical Corp.............................  2,364,788      $2,877,656
   Orise Technology Co., Ltd................................    257,000         272,582
  *Pacific Construction Co., Ltd............................    573,850         175,741
  #Pan Jit International, Inc...............................  1,280,541         558,611
   Pan-International Industrial Corp........................  1,366,893       1,087,486
   Paragon Technologies Co., Ltd............................    242,449         239,861
   PChome Online, Inc.......................................     11,262          63,576
   Phihong Technology Co., Ltd..............................    936,901       1,108,552
  *Phytohealth Corp.........................................    439,000         625,158
  *Picvue Electronics, Ltd..................................     72,760              --
  *Pihsiang Machinery Manufacturing Co., Ltd................    505,534         606,607
   Plotech Co., Ltd.........................................    191,000          93,069
   Polytronics Technology Corp..............................    223,027         422,087
  *Potrans Electrical Corp..................................    228,000          34,034
  *Power Quotient International Co., Ltd....................    905,000         291,770
   Powercom Co., Ltd........................................    677,140         342,638
  *Powertech Industrial Co., Ltd............................    296,000         239,622
   President Securities Corp................................  2,667,920       1,381,623
   Prince Housing & Development Corp........................  2,774,347       1,982,788
  *Procomp Informatics, Ltd.................................     21,675              --
  *Prodisc Technology, Inc..................................  1,707,199           9,936
   Promate Electronic Co., Ltd..............................    573,000         461,603
  *Promise Technology, Inc..................................    503,286         268,598
  *Protop Technology Co., Ltd...............................    192,000           1,380
   Qisda Corp...............................................  5,565,900       1,353,640
  *Quintain Steel Co., Ltd..................................  1,181,750         302,874
  #Radium Life Tech Corp....................................  1,963,016       1,432,637
   Ralec Electronic Corp....................................    103,209         102,334
  #Realtek Semiconductor Corp...............................  1,642,990       3,546,057
   Rechi Precision Co., Ltd.................................    982,900         893,004
  *Rexon Industrial Corp., Ltd..............................    361,000          60,025
 #*Richtek Technology Corp..................................    539,000       3,254,968
 #*Ritek Corp............................................... 10,463,387       1,543,363
   Ruentex Development Co., Ltd.............................  1,313,084       1,875,785
  *Sainfoin Technology Corp.................................    131,260              --
   Sampo Corp...............................................  2,220,327         632,375
   San Fang Chemical Industry Co., Ltd......................    473,582         395,654
   Sanyang Industrial Co., Ltd..............................  2,704,628       1,551,123
   Sanyo Electric Taiwan Co., Ltd...........................    503,000         488,924
   SCI Pharmtech, Inc.......................................     71,936         136,490
  *SDI Corp.................................................    446,000         344,578
   Senao International Co., Ltd.............................    375,541       1,525,679
   Sercomm Corp.............................................    551,000         796,169
   Shan-Loong Transportation Co., Ltd.......................     24,000          15,210
   Sheng Yu Steel Co., Ltd..................................    552,980         374,256
  *ShenMao Technology, Inc..................................    320,891         395,517
   Shih Wei Navigation Co., Ltd.............................    622,598         582,100
   Shihlin Electric & Engineering Corp......................  1,191,000       1,415,461
  *Shihlin Paper Corp.......................................    446,000         621,096
   Shin Hai Gas Corp........................................      1,000           1,266
   Shin Shin Co., Ltd.......................................     49,000          42,119
   Shin Zu Shing Co., Ltd...................................    394,144       1,037,177
  *Shining Building Business Co., Ltd.......................    713,235         624,269
   Shinkong Insurance Co., Ltd..............................    722,131         475,505
   Shinkong Synthetic Fibers Co., Ltd.......................  7,179,395       2,161,432
  *Shiny Chemical Industrial Co., Ltd.......................    153,000         197,951
  *Shuttle, Inc.............................................    671,152         208,370
   Sigurd Microelectronics Corp.............................  1,397,974       1,079,289
   Silicon Integrated Systems Corp..........................  2,201,820         800,929
  #Silitech Technology Corp.................................    490,627       1,144,303
   Sinbon Electronics Co., Ltd..............................    627,000         517,198

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CONTINUED

                                                              SHARES         VALUE++
                                                             ---------      ----------
TAIWAN -- (Continued)
   Sincere Navigation Corp.................................. 1,244,786      $1,234,622
   Sinkang Industries, Ltd..................................   152,001          51,371
   Sinkong Textile Co., Ltd.................................   695,542         943,157
   Sinon Corp............................................... 1,348,510         590,370
   Sinphar Pharmaceutical Co., Ltd..........................   442,588         347,960
  *Sinyi Realty Co., Ltd....................................   576,072         868,889
  *Sitronix Technology Corp.................................   427,879         542,256
   Siward Crystal Technology Co., Ltd.......................   447,000         143,264
   Solomon Technology Corp..................................   147,138          51,138
  *Solytech Enterprise Corp.................................   585,000         230,647
  *Sonix Technology Co., Ltd................................   625,000       1,071,752
   South East Soda Manufacturing Co., Ltd...................   475,250         549,706
   Southeast Cement Co., Ltd................................   899,700         367,784
   Spirox Corp..............................................   180,000          73,996
   Springsoft, Inc..........................................   702,000         995,889
  #Standard Chemical & Pharmaceutical Co., Ltd..............   308,571         249,118
   Star Comgistic Capital Co., Ltd..........................   194,785         104,402
   Stark Technology, Inc....................................   413,860         387,162
   Sunonwealth Electric Machine Industry Co., Ltd...........   494,487         335,476
   Sunplus Technology Co., Ltd.............................. 1,937,000         641,617
   Sunrex Technology Corp...................................   761,736         420,246
   Sunspring Metal Corp.....................................   150,000         162,169
   Super Dragon Technology Co., Ltd.........................   243,382         231,944
   Supreme Electronics Co., Ltd.............................   620,000         329,509
   Sweeten Construction Co., Ltd............................   272,889         143,407
  *Syscom Computer Engineering Co...........................    30,000          10,654
   Sysware Systex Corp......................................   242,388         247,770
  *Ta Chen Stainless Pipe Co., Ltd.......................... 1,927,953       1,044,771
  *Ta Chong Bank, Ltd....................................... 5,481,769       2,103,736
   Ta Ya Electric Wire & Cable Co., Ltd..................... 2,080,306         553,422
   Ta Yih Industrial Co., Ltd...............................   194,000         362,215
   Tah Hsin Industrial Corp.................................   455,000         478,494
  *TAI Roun Products Co., Ltd...............................   239,000          81,033
   TA-I Technology Co., Ltd.................................   576,638         338,695
  *Taichung Commercial Bank................................. 5,656,272       1,764,334
   Tainan Enterprises Co., Ltd..............................   425,370         513,687
   Tainan Spinning Co., Ltd................................. 3,639,988       1,542,707
   Taisun Enterprise Co., Ltd............................... 1,094,590         569,336
   Taita Chemical Co., Ltd..................................   690,430         262,626
  #Taiwan Acceptance Corp...................................   264,480         539,266
  *Taiwan Business Bank..................................... 3,027,859         915,223
   Taiwan Cogeneration Corp................................. 1,235,566         970,410
   Taiwan Fire & Marine Insurance Co., Ltd..................   836,338         592,945
  *Taiwan Flourescent Lamp Co., Ltd.........................   176,000          17,956
   Taiwan Fu Hsing Industrial Co., Ltd......................   465,000         304,539
   Taiwan Hon Chuan Enterprise Co., Ltd.....................   938,814       2,097,038
  *Taiwan Kolin Co., Ltd.................................... 1,356,000              --
  *Taiwan Land Development Corp............................. 2,458,483         999,449
   Taiwan Life Insurance Co., Ltd........................... 1,360,232         773,175
   Taiwan Line Tek Electronic Co., Ltd......................   255,980         295,621
   Taiwan Mask Corp.........................................   756,412         289,293
   Taiwan Navigation Co., Ltd...............................   610,777         606,535
   Taiwan Paiho Co., Ltd....................................   958,165         686,404
  *Taiwan Prosperity Chemical Corp..........................   442,000       1,049,090
   Taiwan Pulp & Paper Corp................................. 1,534,980         533,587
   Taiwan Sakura Corp.......................................   934,003         505,654
   Taiwan Secom Co., Ltd....................................   939,332       1,926,248
   Taiwan Sogo Shinkong Security Co., Ltd...................   997,278         981,643
  *Taiwan Styrene Monomer Corp.............................. 2,128,303         518,369
   Taiwan Tea Corp.......................................... 2,487,897       1,250,502
   Taiyen Biotech Co., Ltd..................................   710,000         499,640

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CONTINUED

                                                               SHARES         VALUE++
                                                             ----------      ----------
TAIWAN -- (Continued)
 #*Tatung Co., Ltd..........................................  8,166,455      $2,225,534
  *Teco Electric & Machinery Co., Ltd.......................  4,753,000       3,468,694
  *Tecom, Ltd...............................................    108,114          10,085
   Ten Ren Tea Co., Ltd.....................................    178,980         300,957
   Test Research, Inc.......................................    559,151         716,044
   Test-Rite International Co., Ltd.........................  1,107,438         749,913
 #*Thinking Electronic Industrial Co., Ltd..................    319,204         309,856
   Thye Ming Industrial Co., Ltd............................    562,360         528,396
   TNC Industrial Corp., Ltd................................    197,000         161,582
   Ton Yi Industrial Corp...................................  2,949,644       1,513,567
  *Tong Hsing Electronic Industries, Ltd....................    431,963       1,575,211
  #Tong Yang Industry Co., Ltd..............................  1,433,060       1,415,804
   Tong-Tai Machine & Tool Co., Ltd.........................    683,640         606,310
   Topco Scientific Co., Ltd................................    523,082         925,316
   Topoint Technology Co., Ltd..............................    517,249         322,629
   Transcend Information, Inc...............................    724,651       1,929,010
   Tsann Kuen Enterprise Co., Ltd...........................    399,686         950,289
   TTET Union Corp..........................................    270,000         460,960
  *Tung Ho Spinning, Weaving & Dyeing Co., Ltd..............    598,000         197,338
  #Tung Ho Steel Enterprise Corp............................  2,725,000       2,581,891
  *Twinhead International Corp..............................        500              52
   TXC Corp.................................................  1,074,053       1,584,921
  *TYC Brother Industrial Co., Ltd..........................    686,329         287,214
  *Tycoons Group Enterprise Co., Ltd........................  1,835,182         348,163
   Tyntek Corp..............................................  1,237,621         494,837
  *Tze Shin International Co., Ltd..........................    356,416         177,638
  *Union Bank of Taiwan.....................................  3,098,593       1,040,525
   Unitech Electronics Co., Ltd.............................    281,804         148,395
  #Unitech Printed Circuit Board Corp.......................  2,085,370         825,019
   United Integration Service Co., Ltd......................    768,439         738,999
  #Unity Opto Technology Co., Ltd...........................  1,024,500       1,083,270
   Universal Cement Corp....................................  1,273,191         594,545
   Universal Microelectronics Co., Ltd......................     84,000          22,127
   Universal, Inc...........................................    138,971          81,350
   UPC Technology Corp......................................  2,756,334       1,543,169
   USI Corp.................................................  2,468,464       2,294,086
   Ve Wong Corp.............................................    433,696         315,793
  *Veutron Corp.............................................     51,628           2,545
  *Via Technologies, Inc....................................  2,725,000       1,532,618
  *Visual Photonics Epitacy Co., Ltd........................    743,360       1,226,610
   Wah Lee Industrial Corp..................................    683,000         928,207
   Walsin Lihwa Corp........................................  2,649,000         765,761
   Walsin Technology Corp., Ltd.............................  2,165,873         570,251
   Walton Advanced Engineering, Inc.........................  1,053,197         317,475
  *Walton Chaintech Corp....................................     91,000          77,385
   Wan Hai Lines Co., Ltd...................................  1,844,000         929,535
   Wan Hwa Enterprise Co., Ltd..............................    539,718         248,234
   Waterland Financial Holdings Co., Ltd....................  4,979,933       1,693,031
  *WEI Chih Steel Industrial Co., Ltd.......................    433,000          74,630
   Wei Chuan Food Corp......................................  1,542,000       1,678,271
   Weikeng Industrial Co., Ltd..............................    795,100         681,688
   Well Shin Technology Co., Ltd............................    201,000         295,054
   Wellypower Optronics Corp................................    491,000         269,228
   Weltrend Semiconductor, Inc..............................    951,833         431,686
 #*Winbond Electronics Corp................................. 11,263,138       1,865,352
   Wintek Corp..............................................    774,000         500,796
  #Wistron NeWeb Corp.......................................    763,891       1,421,627
  #WT Microelectronics Co., Ltd.............................  1,012,524       1,424,162
  *WUS Printed Circuit Co., Ltd.............................  1,198,000         569,337
  #Yageo Corp...............................................  7,705,000       2,202,450
   Yang Ming Marine Transport Corp..........................  2,097,000         885,399

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CONTINUED

                                                               SHARES          VALUE++
                                                             ----------      ------------
TAIWAN -- (Continued)
   Yem Chio Co., Ltd........................................    886,694      $    855,744
   Yeung Cyang Industrial Co., Ltd..........................  1,084,171           629,244
   Yi Jinn Industrial Co., Ltd..............................    713,312           161,297
   Yieh Phui Enterprise Co., Ltd............................  4,034,645         1,381,165
  *Young Fast Optoelectronics Co., Ltd......................    490,872         1,044,213
  *Young Optics, Inc........................................    209,111           664,917
   Yuen Foong Yu Paper Manufacturing Co., Ltd...............  4,607,212         2,073,457
   Yuen Jen Enterprises Co., Ltd............................      6,668             3,467
   Yung Chi Paint & Varnish Manufacturing Co., Ltd..........    270,869           457,327
   Yung Tay Engineering Co., Ltd............................  1,170,000         1,931,933
   YungShin Global Holding Corp.............................    621,300           864,987
   Zenitron Corp............................................    650,000           497,353
   Zig Sheng Industrial Co., Ltd............................  1,481,593           503,401
   Zinwell Corp.............................................  1,122,586         1,228,331
   Zippy Technology Corp....................................    366,948           300,875
   Zyxel Communication Corp.................................  1,405,430           790,012
                                                                             ------------
TOTAL TAIWAN................................................                  370,031,188
                                                                             ------------
THAILAND -- (3.7%)
  *A.J. PCL (Foreign).......................................    677,888           332,882
   Aeon Thana Sinsap (Thailand) PCL (Foreign)...............    142,500           141,341
   Airports of Thailand PCL (Foreign).......................    127,800           257,678
   Amata Corp. PCL (Foreign)................................  1,818,700         1,058,690
  *Apex Development PCL (Foreign)...........................      3,536                --
   Asia Plus Securities PCL (Foreign).......................  3,856,000           305,972
   Asian Property Development PCL (Foreign).................  4,909,460         1,093,652
   Bangchak Petroleum PCL (Foreign).........................  2,363,100         1,959,644
   Bangkok Aviation Fuel Services PCL (Foreign).............    909,017           413,861
   Bangkok Chain Hospital PCL (Foreign).....................  4,195,650         1,159,773
   Bangkok Expressway PCL (Foreign).........................  1,473,100         1,120,993
   Bangkok First Investment & Trust PCL (Foreign)...........    211,400            41,936
   Bangkok Insurance PCL (Foreign)..........................    127,501         1,024,154
  *Bangkok Life Assurance PCL (Foreign) NVDR................  1,893,600         2,878,888
  *Bangkok Metro PCL (Foreign)..............................  6,221,100           133,526
  *Bangkok Rubber PCL (Foreign).............................     14,600             1,177
  *Bangkokland PCL (Foreign)................................ 33,753,170           790,318
   Bumrungrad Hospital PCL (Foreign)........................  1,241,000         2,461,821
   Cal-Comp Electronics (Thailand) PCL (Foreign)............  3,912,100           366,402
  *Central Paper Industry PCL (Foreign).....................         20             1,366
   Central Plaza Hotel PCL (Foreign)........................  2,188,300           903,786
   CH Karnchang PCL (Foreign)...............................  2,889,700           747,093
   Charoong Thai Wire & Cable PCL (Foreign).................    452,700           131,761
   Country Group Securities PCL (Foreign)...................    590,078            17,462
   Delta Electronics Thailand PCL (Foreign).................  1,879,600         1,509,793
   Dhipaya Insurance PCL (Foreign)..........................     16,400            12,427
   Diamond Building Products PCL (Foreign)..................    485,000           102,520
   Dynasty Ceramic PCL (Foreign)............................    777,200         1,611,268
   Eastern Water Resources Development & Management PCL
     (Foreign)..............................................  2,280,200           622,884
   Electricity Generating PCL (Foreign).....................    757,200         2,437,815
   Electricity Generating PCL (Foreign) NVDR................    116,500           375,073
   Erawan Group PCL (Foreign)...............................  4,046,270           365,809
   Esso (Thailand) PCL (Foreign)............................  5,728,400         2,179,586
  *G J Steel PCL (Foreign).................................. 47,637,200           263,360
  *G Steel PCL (Foreign).................................... 27,015,300           430,488
  *GFPT PCL(Foreign)........................................  2,120,000           696,325
   GMM Grammy PCL (Foreign).................................    928,000           691,096
   Hana Microelectronics PCL (Foreign)......................  1,395,496         1,016,556
   Hermraj Land & Development PCL (Foreign)................. 15,170,100         1,470,143
  *Home Product Center PCL (Foreign)........................  6,376,044         2,902,914
   ICC International PCL (Foreign)..........................    204,600           292,761
   Italian-Thai Development PCL (Foreign) NVDR..............  7,503,830           893,139

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CONTINUED

                                                               SHARES         VALUE++
                                                             ----------      ----------
THAILAND -- (Continued)
  *ITV PCL (Foreign)........................................  2,785,600      $   95,118
   Jasmine International PCL (Foreign)...................... 11,935,000       1,226,491
   Kang Yong Electric PCL (Foreign).........................     23,900         177,987
   KGI Securities (Thailand) PCL (Foreign)..................  3,114,900         235,010
   Khon Kaen Sugar Industry PCL (Foreign)...................  2,449,000       1,099,063
   Kiatnakin Bank PCL (Foreign) NVDR........................  1,089,500       1,310,943
   L.P.N. Development PCL (Foreign) NVDR....................    411,500         231,511
   Laguna Resorts & Hotels PCL (Foreign)....................     80,500         109,951
   Lanna Resources PCL (Foreign)............................    632,300         596,315
   Loxley PCL (Foreign).....................................  3,578,320         442,199
   LPN Development PCL (Foreign)............................  1,488,000         837,151
   Major Cineplex Group PCL (Foreign).......................  1,714,900       1,081,921
   MBK PCL (Foreign)........................................    330,900       1,024,983
   MCOT PCL (Foreign).......................................  1,097,600       1,044,059
   MCS Steel PCL (Foreign)..................................    824,600         199,781
  *Minor International PCL (Foreign)........................  5,404,213       2,478,030
  *Modernform Group PCL (Foreign)...........................    294,800          63,274
   Muang Thai Insurance PCL (Foreign).......................     19,588          49,527
   Muramoto Electronic (Thailand) PCL (Foreign).............     14,000          85,593
   Padaeng Industry PCL (Foreign) NVDR......................    279,200         138,919
   Patum Rice Mill & Granary PCL (Foreign)..................      5,500          13,057
   Polyplex PCL (Foreign)...................................  1,373,300         692,233
   Precious Shipping PCL (Foreign)..........................  1,573,000         828,702
   Preuksa Real Estate PCL (Foreign)........................  3,557,600       1,781,692
  *Property Perfect PCL (Foreign)........................... 10,474,800         432,618
   Quality Houses PCL (Foreign)............................. 16,674,100       1,014,002
  *Raimon Land PLC (Foreign)................................  4,874,200         286,904
   Ratchaburi Electricity Generating Holding PCL (Foreign)..     37,300          50,643
  *Regional Container Lines PCL (Foreign)...................  1,366,900         393,400
  *Robinson Department Store PCL (Foreign)..................  1,875,025       3,246,995
   Rojana Industrial Park PCL (Foreign).....................  1,949,700         513,580
   Saha Pathana Inter-Holding PCL (Foreign).................    680,300         508,842
   Saha-Union PCL (Foreign).................................    551,900         538,439
  *Sahaviriya Steel Industries PCL (Foreign)................ 34,822,700         860,659
   Samart Corp. PCL (Foreign)...............................  1,749,400         543,310
   Samart I-Mobile PCL (Foreign)............................  8,442,100         546,334
   Samart Telcoms PCL (Foreign).............................    999,300         438,717
   Sansiri PCL (Foreign).................................... 12,672,108         865,412
   SC Asset Corp. PCL (Foreign).............................  1,245,300         599,364
   SE-Education PCL (Foreign)...............................    138,900          57,367
  *Shinawatra Satellite PCL (Foreign).......................  2,518,100       1,293,853
   Siam City Cement PCL (Foreign)...........................    176,800       1,891,616
   Siam Future Development PCL (Foreign)....................  1,940,775         542,786
   Siam Makro PCL (Foreign).................................    355,600       4,429,099
   Siamgas & Petrochemicals PCL (Foreign)...................  1,491,200         795,307
   Sino-Thai Engineering & Construction PCL (Foreign).......  2,222,600         975,776
   SNC Former PCL (Foreign).................................    462,900         459,137
   Somboon Advance Technology PCL (Foreign) (B05N984).......     15,850          14,433
   Somboon Advance Technology PCL (Foreign) (B05PZJ3).......    728,000         662,894
   Sri Trang Agro Industry PCL (Foreign)....................  2,144,690       1,408,870
   STP & I PCL (Foreign)....................................    670,435         648,632
   Supalai PCL (Foreign)....................................  2,719,433       1,450,364
   SVI PCL (Foreign)........................................  3,411,100         414,878
  *Tata Steel (Thailand) PCL (Foreign)......................  9,617,100         262,711
  *Thai Airways International PCL (Foreign).................  3,604,400       3,135,535
  *Thai Airways International PCL (Foreign) NVDR............    141,400         123,006
  *Thai Carbon Black PCL (Foreign)..........................    158,800         124,974
   Thai Rayon PCL (Foreign).................................      1,700           3,580
   Thai Reinsurance PCL (Foreign)...........................  5,072,500         669,735
  *Thai Reinsurance PCL (Foreign) NVDR......................    833,200         110,009
   Thai Stanley Electric PCL (Foreign)......................    128,500         785,626

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CONTINUED

                                                               SHARES          VALUE++
                                                             ----------      ------------
THAILAND -- (Continued)
   Thai Tap Water Supply PCL (Foreign)......................  6,490,400      $  1,371,954
   Thai Union Frozen Products PCL (Foreign).................  1,298,325         3,071,647
   Thai Vegetable Oil PCL (Foreign).........................  1,833,175         1,389,040
   Thai Wacoal PCL (Foreign)................................     78,000           124,293
   Thai-German Ceramic Industry PCL (Foreign)...............  1,267,900           200,390
   Thanachart Capital PCL (Foreign).........................  2,288,600         2,363,026
   Thoresen Thai Agencies PCL (Foreign).....................  1,336,500           834,498
   Ticon Industrial Connection PCL (Foreign)................  1,568,700           663,190
   Tipco Asphalt PCL (Foreign)..............................    306,190           495,381
   TIPCO Foods PCL (Foreign)................................    130,682            29,961
   Tisco Financial Group PCL (Foreign)......................  1,185,300         1,618,946
   TPI Polene PCL (Foreign).................................  3,345,860         1,534,199
  *True Corp. PCL (Foreign)................................. 23,704,694         2,836,854
  *Tycoons Worldwide Group PCL (Foreign)....................    804,700           179,258
   Univanich Palm Oil PCL (Foreign).........................     32,000           110,309
   Univentures PCL (Foreign)................................  1,801,100           160,488
   Vanachai Group PCL (Foreign).............................  2,200,266           294,800
   Vibhavadi Medical Center PCL (Foreign)...................    159,500            37,346
   Vinythai PCL (Foreign)...................................  2,273,034         1,404,476
   Workpoint Entertainment PCL (Foreign)....................    289,500           291,854
                                                                             ------------
TOTAL THAILAND..............................................                  101,172,960
                                                                             ------------
TURKEY -- (2.7%)
   Adana Cimento Sanayii T.A.S. Series A....................    279,409           636,791
   Adana Cimento Sanayii T.A.S. Series C....................    293,112           128,567
  *Advansa Sasa Polyester Sanayi A.S........................    547,195           402,051
   Afyon Cimento Sanayi T.A.S...............................      1,584            80,526
   Akcansa Cimento Sanayi ve Ticaret A.S....................    260,352         1,156,447
  *Akenerji Elektrik Uretim A.S.............................    461,244           559,512
  *Akfen Holding A.S........................................    211,073         1,187,365
   Aksa Akrilik Kimya Sanayii A.S...........................    471,932         1,156,513
  *Aksigorta A.S............................................    694,643           743,910
  *Aktas Elektrik Ticaret A.S...............................        370            31,601
   Alarko Holding A.S.......................................    330,327           816,798
  *Albaraka Turk Katilim Bankasi A.S........................    851,945           902,753
  *Alcatel-Lucent Teletas Telekomunikasyon A.S..............     60,001           132,587
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S......    110,344         1,677,526
  *Anadolu Anonim Turk Sigorta Sirketi A.S..................  1,143,604           599,711
   Anadolu Cam Sanayii A.S..................................    472,758           773,273
   Anadolu Hayat Sigorta A.S................................    335,274           796,414
  *Aselsan Elektronik Sanayi Ve Ticaret A.S.................    132,362           799,099
  *Asya Katilim Bankasi A.S.................................  2,587,898         2,639,116
  *Ayen Enerji A.S..........................................    149,376           138,647
   Aygaz A.S................................................    124,525           576,487
   Bagfas Bandirma Gubre Fabrikalari A.S....................     10,065         1,133,652
   Banvit Bandirma Vitaminli Yem Sanayii A.S................    158,502           316,139
   Bati Anabolu Cimento A.S.................................    165,834           718,763
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S........     40,255           117,379
  *Bizim Toptan Satis Magazalari A.S........................     91,837         1,349,310
   Bolu Cimento Sanayii A.S.................................    359,959           317,806
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S............     38,307           678,021
  *Bosch Fren Sistemleri Sanayi ve Ticaret A.S..............        989            85,937
  *Boyner Buyuk Magazacilik A.S.............................    189,233           380,512
  *Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..........        129            30,956
   Bursa Cimento Fabrikasi A.S..............................    193,499           570,352
   Celebi Hava Servisi A.S..................................     36,194           334,170
   Cimsa Cimento Sanayi ve Ticaret A.S......................    219,659           983,300
  *Deva Holding A.S.........................................    212,008           282,665
  *Dogan Gazetecilik A.S....................................    114,947           104,101
  *Dogan Sirketler Grubu Holding A.S........................  4,138,708         1,955,157
  *Dogan Yayin Holding A.S..................................  2,528,626         1,008,885

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CONTINUED

                                                                      SHARES         VALUE++
                                                                     ---------      ----------
TURKEY -- (Continued)
  *Dogus Otomotiv Servis ve Ticaret A.S.............................   490,086      $1,252,248
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S..................   146,617         253,069
   Eczacibasi Yatirim Holding Ortakligi A.S.........................   183,516         733,606
   EGE Seramik Sanayi ve Ticaret A.S................................   326,137         401,226
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
     Ticaret A.S....................................................   971,733       1,189,578
  *Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S...............    19,461         585,923
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...............     2,569         304,387
   Gentas Genel Metal Sanayi ve Ticaret A.S.........................   454,382         413,876
  *Global Yatirim Holding A.S....................................... 1,285,339         988,460
  *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S..................    49,862          16,474
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..............    14,260         560,335
   Goodyear Lastikleri T.A.S........................................    31,518       1,070,836
  *GSD Holding A.S.................................................. 1,269,840         563,950
  *Gubre Fabrikalari Ticaret A.S....................................   127,455         891,610
  *Gunes Sigorta A.S................................................   244,306         312,142
   Hektas Ticaret T.A.S.............................................    16,327          14,408
  *Hurriyet Gazetecilik ve Matbaacilik A.S..........................   747,724         425,755
  *Ihlas EV Aletleri A.S............................................   387,355         171,960
  *Ihlas Holding A.S................................................ 3,921,260       2,545,979
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.......................   211,259         414,319
  *Is Finansal Kiralama A.S.........................................   760,031         463,050
   Is Yatirim Menkul Degerler A.S...................................   213,284         224,918
  *Isiklar Yatirim Holding A.S......................................   375,491         169,045
   Ittifak Holding A.S..............................................    32,850         118,997
  *Izmir Demir Celik Sanayi A.S.....................................   312,383         925,578
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A...... 1,003,252         834,973
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B......   382,860         567,045
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D...... 3,099,959       1,694,783
  *Karsan Otomotiv Sanayii Ve Ticaret A.S...........................   266,647         176,105
  *Kartonsan Karton Sanayi ve Ticaret A.S...........................     4,848         676,718
  *Kerevitas Gida Sanayii ve Ticaret A.S............................     7,715         233,122
   Konya Cimento Sanayii A.S........................................     4,921         927,804
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret
     A.S............................................................   144,399         341,474
  *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B03MVQ5).........   365,003         716,119
  *Koza Anadolu Metal Madencilik Isletmeleri A.S. (B6ZH5B3).........   365,003         712,860
   Mardin Cimento Sanayii ve Ticaret A.S............................   234,209         920,486
  *Marshall Boya ve Vernik A.S......................................    19,463         637,455
  *Marti Otel Isletmeleri A.S.......................................        --              --
  *Menderes Tekstil Sanayi ve Ticaret A.S...........................   809,300         456,589
  *Metro Ticari ve Mali Yatirimlar Holding A.S...................... 1,051,565         335,388
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S...................   149,549          96,262
  *Mudurnu Tavukculuk A.S...........................................     1,740             446
  *Nergis Holding A.S...............................................     1,784           3,758
  *Net Holding A.S.................................................. 1,294,842       1,209,262
   Net Turizm Ticaret ve Sanayi A.S.................................   811,753         351,113
   Netas Telekomunikasyon A.S.......................................    13,916       2,036,239
   Nuh Cimento Sanayi A.S...........................................   242,086       1,488,435
   Otokar Otomotive Ve Savunma Sanayi A.S...........................    39,067         706,972
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S............   301,041         931,313
  *Petkim Petrokimya Holding A.S.................................... 1,641,570       1,952,472
   Pinar Entegre Et ve Un Sanayi A.S................................    91,101         317,588
   Pinar SUT Mamulleri Sanayii A.S..................................   119,566       1,247,067
  *Raks Elektronik Sanayi ve Ticaret A.S............................     2,730           1,228
  *Reysas Tasimacilik ve Lojistik Ticaret A.S.......................    36,537          21,638
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...............   119,455         337,181
   Sekerbank T.A.S.................................................. 1,758,090         941,372
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.........................   745,263         700,496
   Soda Sanayii A.S.................................................   216,333         414,577
   Soktas Tekstil Sanayi ve Ticaret A.S.............................    26,835         103,116
  *TAT Konserve Sanayii A.S.........................................   224,516         305,893
  *Tekfen Holding A.S...............................................   460,849       1,680,399

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
                                                               SHARES           VALUE++
                                                             ----------      --------------
TURKEY -- (Continued)
  *Tekstil Bankasi A.S......................................    677,940      $      281,991
   Tofas Turk Otomobil Fabrikasi A.S........................          1                   4
  *Trabzonspor Sportif Yatirim ve T.A.S.....................     19,914             126,599
   Trakya Cam Sanayii A.S...................................    777,394           1,120,536
   Turcas Petrol A.S........................................    381,553             602,058
  *Turk Traktor ve Ziraat Makineleri A.S....................     69,799           1,222,587
   Turkiye Sinai Kalkinma Bankasi A.S.......................  1,819,747           2,364,199
   Ulker Biskuvi Sanayi A.S.................................    471,319           1,428,177
  *Uzel Makina Sanayii A.S..................................    172,635                  --
  *Vakif Finansal Kiralama A.S..............................         --                  --
   Vestel Beyaz Esya Sanayi ve Ticaret A.S..................    320,568             414,390
  *Vestel Elektronik Sanayi ve Ticaret A.S..................    457,440             565,464
   Yapi Kredi Sigorta A.S...................................    112,833           1,024,015
  *Zorlu Enerji Elektrik Uretim A.S.........................    590,322             528,004
                                                                             --------------
TOTAL TURKEY................................................                     75,070,300
                                                                             --------------
TOTAL COMMON STOCKS.........................................                  2,497,611,872
                                                                             --------------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.2%)
   Alpargatas SA............................................    534,600           4,305,070
   Banco ABC Brasil SA......................................    359,144           2,251,539
   Banco Alfa de Investimento SA............................      2,600               6,779
   Banco Cruzeiro do Sul SA.................................     31,000             209,795
   Banco Daycoval SA........................................    118,200             579,172
   Banco do Estado do Rio Grande do Sul SA Series B.........    402,747           3,475,691
   Banco Industrial e Comercial SA..........................    271,020             841,717
  *Banco Indusval SA........................................     11,800              53,548
   Banco Mercantil do Brasil SA.............................      8,069              50,671
   Banco Panamericano SA....................................    470,900           1,534,134
   Banco Pine SA............................................     87,335             608,457
   Banco Sofisa SA..........................................     92,600             178,773
   Bardella SA Industrias Mecanicas.........................        500              21,247
  *Battistella Adm Participacoes SA.........................     61,600              54,292
  *Bombril SA...............................................     17,600              72,389
  *Centrais Eletricas de Santa Catarina SA..................     68,900           1,548,501
   Cia de Gas de Sao Paulo SA Preferred Series A............    107,272           2,594,360
   Cia de Saneamento do Parana SA...........................    181,200             699,647
   Cia de Tecidos Norte de Minas--Coteminas SA..............    161,842             362,545
   Cia Energetica do Ceara SA Preferred Series A............    119,500           2,132,149
   Cia Ferro Ligas da Bahia-Ferbasa.........................    206,531           1,221,102
   Contax Participacoes SA..................................    165,000           2,146,736
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA...    707,800          10,827,819
   Empressa Metropolitanade Aguas e Energia SA..............     24,000             113,317
   Energisa SA..............................................    131,126             145,837
   Eucatex SA Industria e Comercio SA.......................     62,527             270,623
   Forjas Taurus SA.........................................    236,532             261,828
   Fras-Le Middle East SA Preferred Series A................     30,300              56,748
   Gol Linhas Aereas Inteligentes SA........................     10,000              53,144
  *Industria de Bebidas Antarctica Polar SA.................     23,000              31,674
   Inepar SA Industria e Construcoes........................    209,968             254,453
  *Klabin SA................................................  1,412,700           6,759,082
  *Kroton Educacional SA....................................      2,934               5,002
   Mangels Industrial SA....................................     14,600              32,170
   Marcopolo SA.............................................  1,021,700           5,499,379
   Oi SA....................................................    124,800             749,658
   Parana Banco SA..........................................     41,600             283,713
   Randon Participacoes SA..................................    586,826           3,103,222
   Saraiva SA Livreiros Editores............................     66,600             803,260
   Schulz SA................................................      9,000              35,412
  *Sharp SA Equipamentos Eletronicos........................ 30,200,000                 317
   Suzano Papel e Celulose SA...............................    783,093           2,945,611

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              SHARES         VALUE++
                                                             ---------     -----------
BRAZIL -- (Continued)
   TAM SA...................................................   135,800     $ 3,265,783
  *Unipar Participacoes SA Preferred Series B............... 1,603,879         244,013
   Whirlpool SA.............................................   297,516         530,679
                                                                           -----------
TOTAL BRAZIL................................................                61,221,058
                                                                           -----------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd.....................................   512,939          37,381
  *Trent, Ltd...............................................     4,198          69,990
                                                                           -----------
TOTAL INDIA.................................................                   107,371
                                                                           -----------
MALAYSIA -- (0.0%)
  *TA Global Berhad......................................... 1,963,474         168,678
                                                                           -----------
PHILIPPINES -- (0.0%)
  *Swift Foods, Inc.........................................         1              --
                                                                           -----------
TOTAL PREFERRED STOCKS......................................                61,497,107
                                                                           -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12....................   186,054          10,737
                                                                           -----------
INDIA -- (0.0%)
  *Jain Irrigation Systems, Ltd. Differential Voting Rights.    27,842          22,559
                                                                           -----------
MALAYSIA -- (0.0%)
  *Malayan Flour Mills Berhad Warrants......................   183,850              --
  *Notion VTEC Berhad Warrants 2017.........................    98,316           8,123
                                                                           -----------
TOTAL MALAYSIA..............................................                     8,123
                                                                           -----------
SOUTH KOREA -- (0.0%)
  *Dayou Automotive Seat Technology Co., Ltd. Rights
    05/23/12................................................    33,706          17,746
  *Kumho Industrial Co., Ltd. Rights 05/16/12...............     1,453              --
  *Pharmicell Co., Ltd. Rights 06/19/12.....................    16,494          25,469
                                                                           -----------
TOTAL SOUTH KOREA...........................................                    43,215
                                                                           -----------
THAILAND -- (0.0%)
  *Apex Development PCL (Foreign) Rights 05/31/12...........     3,536              --
  *Thai Union Frozen Products PCL (Foreign) Rights 05/18/12.   259,665         192,110
                                                                           -----------
TOTAL THAILAND..............................................                   192,110
                                                                           -----------
TURKEY -- (0.0%)
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S. Rights
    02/15/12................................................   179,376         346,240
                                                                           -----------
TOTAL RIGHTS/WARRANTS.......................................                   622,984
                                                                           -----------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT         VALUE+
                                                             ------------ --------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S) @ DFA Short Term Investment Fund........................  197,000,000    197,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.21%, 05/01/12 (Collateralized by FHLMC 2.765%(r),
     07/01/36 & FNMA 2.230%(r), 08/01/38, valued at
     $720,703) to be repurchased at $706,576................ $        707        706,572
                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 197,706,572
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,390,373,864)                                                  $2,757,438,535
                                                                          ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2012
                                  (UNAUDITED)

                                                              SHARES      VALUE+
                                                             --------- ------------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (17.4%)
  *1-800-FLOWERS.COM, Inc. Class A..........................    24,900 $     74,202
   A.H. Belo Corp. Class A..................................     2,331       10,280
   Acme United Corp.........................................     1,030       11,217
  #American Greetings Corp. Class A.........................    62,335      997,360
  *America's Car-Mart, Inc..................................     2,670      122,660
  *Arctic Cat, Inc..........................................    21,666      958,504
  *Ascent Capital Group, Inc. Class A.......................     8,564      441,046
 #*AutoNation, Inc..........................................     3,462      119,716
  *Ballantyne Strong, Inc...................................    16,433      103,857
 #*Barnes & Noble, Inc......................................    39,682      823,401
   Bassett Furniture Industries, Inc........................     2,900       31,146
  *Beasley Broadcast Group, Inc. Class A....................     9,471       48,302
  *Beazer Homes USA, Inc....................................    62,582      194,004
   bebe stores, inc.........................................    27,865      228,493
   Belo Corp. Class A.......................................    58,727      395,820
   Benihana, Inc............................................    25,245      348,129
  #Best Buy Co., Inc........................................   197,800    4,365,446
   Big 5 Sporting Goods Corp................................     7,001       58,598
  *Biglari Holdings, Inc....................................     1,846      750,085
  *Bluegreen Corp...........................................    13,073       69,287
   Blyth, Inc...............................................     4,851      426,742
   Bob Evans Farms, Inc.....................................    52,387    2,003,279
   Bon-Ton Stores, Inc. (The)...............................     2,986       18,513
   Books-A-Million, Inc.....................................    16,687       53,232
 #*Boyd Gaming Corp.........................................    27,300      209,937
   Brown Shoe Co., Inc......................................    74,697      680,490
  *Build-A-Bear Workshop, Inc...............................    30,090      135,706
  *Cabela's, Inc............................................    53,051    2,005,858
  *Cache, Inc...............................................    19,581      122,185
   Callaway Golf Co.........................................   129,713      795,141
  *Cambium Learning Group, Inc..............................    37,733       85,654
  *Canterbury Park Holding Corp.............................     2,755       31,379
   Carnival Corp............................................   489,649   15,908,696
   Carriage Services, Inc...................................    20,916      156,870
  *Cavco Industries, Inc....................................     5,860      302,376
  #CBS Corp. Class A........................................    28,712      978,505
   CBS Corp. Class B........................................   276,866    9,233,481
  *Charming Shoppes, Inc....................................   141,094      832,455
   Christopher & Banks Corp.................................    62,435      116,753
   Churchill Downs, Inc.....................................     8,167      484,793
   Cinemark Holdings, Inc...................................       300        6,888
  *Clear Channel Outdoor Holdings, Inc. Class A.............    17,838      135,034
  *Coast Distribution System, Inc. (The)....................       547        1,242
 #*Collective Brands, Inc...................................    65,918    1,369,117
   Comcast Corp. Class A.................................... 3,570,978  108,307,763
   Comcast Corp. Special Class A............................ 1,432,185   42,722,079
 #*Conn's, Inc..............................................    25,450      416,107
   Core-Mark Holding Co., Inc...............................    24,059      928,677
  *Corinthian Colleges, Inc.................................    30,196      115,953
   CSS Industries, Inc......................................    13,050      249,907
  *Culp, Inc................................................    10,036      114,912
  *Cybex International, Inc.................................    29,063       67,426
   D.R. Horton, Inc.........................................   208,125    3,402,844
  *dELiA*s, Inc.............................................    22,143       34,100
  *Delta Apparel, Inc.......................................     7,832      112,076
   Destination Maternity Corp...............................     3,184       63,171
   Dillard's, Inc. Class A..................................   120,300    7,766,568
  *DineEquity, Inc..........................................     2,769      134,518

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CONTINUED

                                                             SHARES         VALUE+
                                                             -------      -----------
Consumer Discretionary -- (Continued)
  *Discovery Communications, Inc. Class B...................   3,762      $   216,127
  *Discovery Communications, Inc. Class C...................   5,089          252,872
  *Dixie Group, Inc. (The)..................................  11,800           45,784
  *Dorman Products, Inc.....................................  10,356          494,810
   Dover Downs Gaming & Entertainment, Inc..................   5,935           16,024
  *Dover Motorsports, Inc...................................  15,098           21,892
 #*DreamWorks Animation SKG, Inc. Class A...................  51,184          921,824
 #*Duckwall-ALCO Stores, Inc................................     700            5,607
  *E.W. Scripps Co. Class A (The)...........................  41,061          376,119
 #*Education Management Corp................................  14,803          183,557
   Educational Development Corp.............................   1,679            7,740
   Escalade, Inc............................................     377            2,202
  *Exide Technologies.......................................  12,623           36,354
  *Federal-Mogul Corp.......................................  40,785          527,350
   Finish Line, Inc. Class A (The)..........................     552           12,288
  *Fisher Communications, Inc...............................   9,042          296,487
 #*Flanigan's Enterprises, Inc..............................     865            6,297
   Flexsteel Industries, Inc................................   2,068           41,381
   Foot Locker, Inc......................................... 140,973        4,312,364
   Fred's, Inc. Class A.....................................  45,730          654,854
   Frisch's Restaurants, Inc................................     600           15,936
  *Fuel Systems Solutions, Inc..............................  11,586          271,692
  *Full House Resorts, Inc..................................   2,574            7,851
  *Furniture Brands International, Inc......................  12,573           19,865
  *Gaiam, Inc. Class A......................................   5,988           23,653
  #GameStop Corp. Class A................................... 104,752        2,384,156
   Gaming Partners International Corp.......................     800            5,416
  #Gannett Co., Inc......................................... 119,639        1,653,411
  *Gaylord Entertainment Co.................................  45,753        1,440,304
 #*General Motors Co........................................ 674,707       15,518,261
  *Genesco, Inc.............................................  24,191        1,814,325
  *G-III Apparel Group, Ltd.................................     456           12,244
  *Gray Television, Inc.....................................   5,550            9,990
  *Great Wolf Resorts, Inc..................................  42,789          335,466
  #Group 1 Automotive, Inc..................................  57,936        3,353,336
  *Hallwood Group, Inc. (The)...............................     296            3,049
   Harte-Hanks, Inc.........................................  14,206          119,330
  *Hastings Entertainment, Inc..............................     400              812
   Haverty Furniture Cos., Inc..............................  34,353          412,236
  *Helen of Troy, Ltd.......................................  64,389        2,227,859
 #*hhgregg, Inc.............................................  36,388          380,618
  *Hollywood Media Corp.....................................  19,037           20,941
   Hooker Furniture Corp....................................  14,814          175,398
   Hot Topic, Inc...........................................  32,189          315,452
  *Hyatt Hotels Corp. Class A...............................  12,101          520,706
  *Iconix Brand Group, Inc..................................  95,618        1,466,780
   International Speedway Corp. Class A.....................  24,844          663,086
  *Isle of Capri Casinos, Inc...............................  18,096          113,100
  *J. Alexander's Corp......................................   9,196           78,994
  #J.C. Penney Co., Inc..................................... 208,599        7,522,080
  #JAKKS Pacific, Inc.......................................  15,841          302,088
   Jarden Corp.............................................. 108,050        4,530,536
  *Johnson Outdoors, Inc. Class A...........................  18,189          335,951
   Jones Group, Inc. (The).................................. 106,821        1,198,532
  *Journal Communications, Inc. Class A.....................  77,674          325,454
  #KB Home..................................................  30,800          267,344
  *Kenneth Cole Productions, Inc. Class A...................  18,501          294,721
  *Kid Brands, Inc..........................................  10,476           24,619
  *K-Swiss, Inc. Class A....................................     639            2,352
   Lacrosse Footwear, Inc...................................     461            5,947
  *Lakeland Industries, Inc.................................  11,757          122,861

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------      -----------
Consumer Discretionary -- (Continued)
  *La-Z-Boy, Inc............................................    42,332      $   637,943
  *LeapFrog Enterprises, Inc................................     2,499           23,341
  *Lee Enterprises, Inc.....................................    38,128           43,085
  #Lennar Corp. Class A.....................................   224,100        6,216,534
   Lennar Corp. Class B Voting..............................     7,868          178,053
  *Liberty Interactive Corp. Class A........................   882,463       16,625,603
  *Liberty Interactive Corp. Class B........................    35,706          672,344
  *Liberty Media Corp.--Liberty Capital Class A.............    96,382        8,427,667
  *Liberty Media Corp.--Liberty Capital Class B.............     7,622          656,712
   Lifetime Brands, Inc.....................................    17,058          198,726
   Lincoln Educational Services Corp........................     5,300           38,902
   Lithia Motors, Inc. Class A..............................    34,933          937,252
  *Live Nation Entertainment, Inc...........................   147,097        1,332,699
   Lowe's Cos., Inc.........................................   426,902       13,434,606
  *Luby's, Inc..............................................    44,483          272,236
  *M/I Homes, Inc...........................................    37,930          504,469
   Mac-Gray Corp............................................    13,366          199,153
   Macy's, Inc..............................................   155,548        6,380,579
  *Madison Square Garden Co. Class A (The)..................    29,558        1,063,201
   Marcus Corp..............................................    28,765          359,850
  *MarineMax, Inc...........................................    25,977          276,915
 #*Martha Stewart Living Omnimedia Class A..................    11,763           41,994
  *McClatchy Co. Class A (The)..............................    58,519          159,172
   MDC Holdings, Inc........................................    18,400          517,224
 #*Media General, Inc. Class A..............................    25,196           89,950
   Men's Wearhouse, Inc. (The)..............................    52,860        1,957,934
  #Meredith Corp............................................    32,676          942,049
  *Meritage Homes Corp......................................    28,156          799,349
  *MGM Resorts International................................   251,100        3,369,762
  *Modine Manufacturing Co..................................       100              790
 #*Mohawk Industries, Inc...................................    98,740        6,617,555
  *Monarch Casino & Resort, Inc.............................     3,439           33,290
 #*Motorcar Parts of America, Inc...........................    14,074          106,399
   Movado Group, Inc........................................    36,900        1,046,115
  *MTR Gaming Group, Inc....................................    24,536          124,888
  *Multimedia Games Holding Co., Inc........................    26,639          302,619
  *Nautilus, Inc............................................     1,532            3,968
  *Navarre Corp.............................................       340              615
  *Nevada Gold & Casinos, Inc...............................       900            1,188
  *New Frontier Media, Inc..................................    20,483           32,158
  *New York & Co., Inc......................................     7,626           30,123
  #News Corp. Class A....................................... 1,631,529       31,977,968
   News Corp. Class B.......................................   621,962       12,339,726
  *Office Depot, Inc........................................    39,945          121,433
  *OfficeMax, Inc...........................................    32,198          149,721
  *Orbitz Worldwide, Inc....................................     3,775           13,779
  *Orchard Supply Hardware Stores Corp. Class A.............     5,735          123,130
  *Orient-Express Hotels, Ltd. Class A......................    81,098          866,938
   Outdoor Channel Holdings, Inc............................    37,022          273,963
  *Pacific Sunwear of California, Inc.......................    48,428           71,189
 #*Penn National Gaming, Inc................................    63,446        2,853,801
   Penske Automotive Group, Inc.............................    43,845        1,159,262
   Pep Boys--Manny, Moe & Jack (The)........................    81,600        1,218,288
  *Perfumania Holdings, Inc.................................       541            4,350
  *Perry Ellis International, Inc...........................    23,892          447,019
  *Pinnacle Entertainment, Inc..............................    71,930          798,423
 #*PulteGroup, Inc..........................................   143,221        1,409,295
   PVH Corp.................................................    35,525        3,154,620
  *Quiksilver, Inc..........................................    78,690          272,267
 #*Radio One, Inc. Class D..................................    14,255           15,966
  #RadioShack Corp..........................................    90,200          467,236

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CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Consumer Discretionary -- (Continued)
  *Red Lion Hotels Corp.....................................    18,401     $    153,464
  *Red Robin Gourmet Burgers, Inc...........................    31,175        1,111,700
  #Regis Corp...............................................    65,192        1,196,273
   Rent-A-Center, Inc.......................................    78,435        2,683,261
  *Rick's Cabaret International, Inc........................    13,375          123,986
  *Rocky Brands, Inc........................................    10,329          146,155
   Royal Caribbean Cruises, Ltd.............................   322,500        8,826,825
  *Ruby Tuesday, Inc........................................    68,262          464,182
  *Saga Communications, Inc. Class A........................     6,520          245,543
 #*Saks, Inc................................................   105,202        1,153,014
   Salem Communications Corp. Class A.......................    12,746           68,319
   Scholastic Corp..........................................    38,300        1,170,065
  *School Specialty, Inc....................................     3,915           12,802
  *Scientific Games Corp. Class A...........................    41,635          423,012
 #*Sears Holdings Corp......................................   130,528        7,019,796
   Service Corp. International..............................   277,569        3,214,249
   Shiloh Industries, Inc...................................    24,793          227,848
  *Shoe Carnival, Inc.......................................    33,450          650,268
 #*Skechers U.S.A., Inc. Class A............................    49,610          926,219
   Sonic Automotive, Inc. Class A...........................     2,179           36,651
   Spartan Motors, Inc......................................    27,068          117,746
   Speedway Motorsports, Inc................................    52,382          893,637
  *Sport Chalet, Inc. Class A...............................       875            1,146
  *Sport Chalet, Inc. Class B...............................       299              504
   Stage Stores, Inc........................................    60,550          924,598
   Standard Motor Products, Inc.............................    37,342          562,744
  *Stanley Furniture Co., Inc...............................    16,348           73,566
  #Staples, Inc.............................................   497,525        7,661,885
  *Stein Mart, Inc..........................................    24,855          159,569
  *Steinway Musical Instruments, Inc........................    14,858          374,570
   Stewart Enterprises, Inc. Class A........................    85,569          540,796
   Strattec Security Corp...................................     5,556          121,121
   Superior Industries International, Inc...................    44,353          758,880
   Superior Uniform Group, Inc..............................     8,978          105,492
  *Syms Corp................................................       617            6,411
  *Systemax, Inc............................................    12,928          221,974
  *Tandy Brands Accessories, Inc............................     7,878           13,314
   Tandy Leather Factory, Inc...............................       500            2,570
   Time Warner Cable, Inc...................................   693,942       55,827,634
  #Time Warner, Inc......................................... 1,534,860       57,495,856
 #*Toll Brothers, Inc.......................................   203,299        5,163,795
  *Trans World Entertainment Corp...........................     5,781           12,892
  *Tuesday Morning Corp.....................................    60,500          244,420
  *Unifi, Inc...............................................    43,422          482,853
  *Universal Electronics, Inc...............................     1,564           26,463
   Vail Resorts, Inc........................................    14,200          579,076
  *VOXX International Corp..................................    37,868          480,545
   Walt Disney Co. (The)....................................    26,220        1,130,344
  #Washington Post Co. Class B..............................     5,780        2,185,823
   Wendy's Co. (The)........................................   254,304        1,238,460
  *West Marine, Inc.........................................    27,355          320,327
  *Wet Seal, Inc. Class A (The).............................    21,936           72,169
   Whirlpool Corp...........................................    30,049        1,923,737
  *WMS Industries, Inc......................................    41,662        1,021,136
   Wyndham Worldwide Corp...................................   262,116       13,194,919
                                                                           ------------
Total Consumer Discretionary................................                583,600,655
                                                                           ------------
Consumer Staples -- (7.6%)
   Alico, Inc...............................................       960           21,830
  *Alliance One International, Inc..........................    43,177          152,847
   Andersons, Inc. (The)....................................    20,602        1,038,341

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                              SHARES          VALUE+
                                                             ---------     ------------
Consumer Staples -- (Continued)
   Archer-Daniels-Midland Co................................   813,476     $ 25,079,465
   B&G Foods, Inc...........................................    11,806          262,565
   Bunge, Ltd...............................................   121,368        7,828,236
   CCA Industries, Inc......................................     8,323           38,785
  *Central Garden & Pet Co..................................    37,083          392,338
  *Central Garden & Pet Co. Class A.........................    60,653          648,381
  *Chiquita Brands International, Inc.......................    70,190          596,615
  *Constellation Brands, Inc. Class A.......................   249,042        5,379,307
  *Constellation Brands, Inc. Class B.......................    12,715          276,551
   Corn Products International, Inc.........................    62,117        3,544,396
  *Craft Brew Alliance, Inc.................................    11,669           89,851
   CVS Caremark Corp........................................ 1,510,745       67,409,442
 #*Dole Food Co., Inc.......................................    19,567          165,928
 #*Elizabeth Arden, Inc.....................................     9,416          367,036
  *Farmer Bros. Co..........................................    10,645           96,869
   Fortune Brands, Inc......................................   149,626        8,495,764
   Fresh Del Monte Produce, Inc.............................    39,780          921,703
  #Griffin Land & Nurseries, Inc............................     1,500           36,120
  *Hain Celestial Group, Inc (The)..........................    43,646        2,064,456
  *Imperial Sugar Co........................................    11,854           48,009
   Ingles Markets, Inc. Class A.............................    14,812          257,581
   J.M. Smucker Co..........................................   108,204        8,616,285
  *John B. Sanfilippo & Son, Inc............................     9,100          131,586
   Kraft Foods, Inc. Class A................................ 2,081,099       82,973,417
  *Mannatech, Inc...........................................       717            3,255
   MGP Ingredients, Inc.....................................     4,788           22,264
   Molson Coors Brewing Co. Class A.........................     1,908           79,754
  #Molson Coors Brewing Co. Class B.........................   190,750        7,931,385
   Nash-Finch Co............................................     5,403          135,615
  *Nutraceutical International Corp.........................    17,801          272,889
   Oil-Dri Corp. of America.................................       447            9,459
  *Omega Protein Corp.......................................    27,752          198,704
  *Pantry, Inc. (The).......................................    26,158          333,776
  *Physicians Formula Holdings, Inc.........................    15,201           47,123
  *Post Holdings, Inc.......................................    28,223          839,634
  *Prestige Brands Holdings, Inc............................   112,017        1,903,169
  *Ralcorp Holdings, Inc....................................    59,647        4,342,898
  #Safeway, Inc.............................................   157,807        3,208,216
   Sanderson Farms, Inc.....................................    16,100          830,921
  *Seneca Foods Corp. Class A...............................     6,301          146,750
  *Seneca Foods Corp. Class B...............................       300            7,014
  *Smart Balance, Inc.......................................    76,099          448,984
 #*Smithfield Foods, Inc....................................   185,173        3,881,226
   Snyders-Lance, Inc.......................................    13,134          339,908
   Spartan Stores, Inc......................................    32,649          595,191
  *Spectrum Brands Holdings, Inc............................    46,130        1,591,946
  #SUPERVALU, Inc...........................................   149,746          889,491
  *Susser Holdings Corp.....................................    12,360          329,888
 #*TreeHouse Foods, Inc.....................................    16,925          973,357
   Tyson Foods, Inc. Class A................................   405,030        7,391,798
   Universal Corp...........................................    22,890        1,049,049
   Weis Markets, Inc........................................    11,602          517,449
                                                                           ------------
Total Consumer Staples......................................                255,254,817
                                                                           ------------
Energy -- (14.8%)
   Adams Resources & Energy, Inc............................     6,758          410,413
   Alon USA Energy, Inc.....................................    33,484          302,695
   Anadarko Petroleum Corp..................................   845,068       61,867,428
   Apache Corp..............................................   292,215       28,035,107
 #*Approach Resources, Inc..................................     7,782          279,218
  *Atwood Oceanics, Inc.....................................     4,600          203,918

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CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Energy -- (Continued)
   Baker Hughes, Inc........................................     3,891 $    171,632
  *Barnwell Industries, Inc.................................     8,038       25,360
  #Berry Petroleum Co. Class A..............................    30,163    1,373,925
 #*Bill Barrett Corp........................................    51,500    1,234,970
   Bolt Technology Corp.....................................     4,363       62,260
 #*BPZ Resources, Inc.......................................     6,960       28,188
  #Bristow Group, Inc.......................................    42,400    2,071,240
   Cabot Oil & Gas Corp.....................................     1,746       61,354
  *Cal Dive International, Inc..............................    75,291      291,376
  #Chesapeake Energy Corp...................................   624,655   11,518,638
   Chevron Corp.............................................   452,159   48,182,063
   Cimarex Energy Co........................................     2,400      165,864
  *Comstock Resources, Inc..................................    32,421      569,637
   ConocoPhillips........................................... 1,766,829  126,557,961
  *Crimson Exploration, Inc.................................    30,292      165,091
   Crosstex Energy, Inc.....................................    43,961      655,019
  *CVR Energy, Inc..........................................    44,674    1,356,303
  *Dawson Geophysical Co....................................    19,178      514,929
   Delek US Holdings, Inc...................................    56,789      925,661
  *Denbury Resources, Inc...................................   289,460    5,511,318
  #DHT Holdings, Inc........................................     1,450        1,159
  *Double Eagle Petroleum Co................................     6,032       33,116
 #*Endeavour International Corp.............................    26,768      334,065
  *Energy Partners, Ltd.....................................    27,792      452,454
  *ENGlobal Corp............................................     2,318        4,636
  *Exterran Holdings, Inc...................................    79,513    1,074,221
 #*Forest Oil Corp..........................................    93,816    1,249,629
  *GeoResources, Inc........................................     4,000      150,840
  *Green Plains Renewable Energy, Inc.......................    29,097      232,485
   Gulf Island Fabrication, Inc.............................    16,384      459,080
  *Gulfmark Offshore, Inc. Class A..........................    35,505    1,710,276
 #*Harvest Natural Resources, Inc...........................    45,263      311,409
  *Helix Energy Solutions Group, Inc........................   103,010    2,102,434
   Helmerich & Payne, Inc...................................    95,808    4,923,573
  *Hercules Offshore, Inc...................................   118,866      603,839
   Hess Corp................................................   378,130   19,715,698
  *HKN, Inc.................................................    24,730       56,384
  *Hornbeck Offshore Services, Inc..........................    29,719    1,237,202
  *Key Energy Services, Inc.................................    30,500      386,130
   Marathon Oil Corp........................................   903,937   26,521,512
   Marathon Petroleum Corp..................................   451,968   18,806,388
  *Matrix Service Co........................................     3,790       51,734
  *Mitcham Industries, Inc..................................     7,044      167,365
   Murphy Oil Corp..........................................   189,426   10,412,747
  *Nabors Industries, Ltd...................................   276,982    4,611,750
   National Oilwell Varco, Inc..............................   169,032   12,805,864
  *Natural Gas Services Group, Inc..........................    17,952      234,094
  *Newpark Resources, Inc...................................    98,692      627,681
   Noble Corp...............................................    76,711    2,919,621
   Noble Energy, Inc........................................    37,400    3,714,568
  #Overseas Shipholding Group, Inc..........................    15,300      179,010
  *Parker Drilling Co.......................................   146,477      757,286
  #Patterson-UTI Energy, Inc................................   152,325    2,463,095
  *Petroleum Development Corp...............................    28,153      968,182
  *PHI, Inc. Non-Voting.....................................    21,843      581,679
  *PHI, Inc. Voting.........................................     1,099       27,332
  *Pioneer Drilling Co......................................    67,927      535,265
  #Pioneer Natural Resources Co.............................    88,400   10,238,488
  *Plains Exploration & Production Co.......................   162,430    6,635,266
   QEP Resources, Inc.......................................    33,043    1,018,055
  *REX American Resources Corp..............................     4,050      112,347

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------- ------------
Energy -- (Continued)
  *Rex Energy Corp..........................................  12,200 $    128,222
  *Rosetta Resources, Inc...................................   5,600      281,512
 #*Rowan Cos., Inc.......................................... 121,858    4,207,757
 #*SandRidge Energy, Inc....................................  29,000      231,710
  *SEACOR Holdings, Inc.....................................  36,653    3,406,163
  *SemGroup Corp. Class A...................................   4,727      150,319
  #Ship Finance International, Ltd..........................  12,481      172,862
   Sunoco, Inc.............................................. 117,275    5,780,485
  *Superior Energy Services, Inc............................  32,408      872,423
  *Swift Energy Co..........................................  61,413    1,857,743
   Teekay Corp..............................................  37,720    1,361,692
  *Tesco Corp...............................................   1,751       28,594
 #*Tesoro Corp.............................................. 168,807    3,924,763
  *TETRA Technologies, Inc..................................  29,934      260,725
  *TGC Industries, Inc......................................     572        6,529
  #Tidewater, Inc...........................................  53,204    2,927,816
   Transocean, Ltd.......................................... 274,265   13,820,213
  *Triangle Petroleum Corp..................................  13,282       86,466
  *Union Drilling, Inc......................................  23,405      130,366
  *Unit Corp................................................  57,000    2,408,250
 #*USEC, Inc................................................ 168,662      141,946
  #Valero Energy Corp....................................... 658,099   16,255,045
  *Warren Resources, Inc....................................   5,363       16,572
  *Weatherford International, Ltd........................... 282,083    4,025,324
   Western Refining, Inc....................................  68,485    1,304,639
  *Whiting Petroleum Corp...................................  16,007      915,600
  *Willbros Group, Inc......................................  21,126      114,080
  *Williams Cos., Inc. (The)................................  48,998    1,667,402
                                                                     ------------
Total Energy................................................          498,454,745
                                                                     ------------
Financials -- (15.5%)
   1st Source Corp..........................................  43,218      980,616
  *1st United Bancorp, Inc..................................   2,331       14,126
  *21st Century Holding Co..................................  13,665       60,263
   ACE, Ltd.................................................  86,825    6,596,095
  *Affirmative Insurance Holdings, Inc......................  14,714        7,428
 #*Allegheny Corp...........................................   3,214    1,102,081
   Alliance Bancorp, Inc. of Pennsylvania...................     180        2,088
   Allied World Assurance Co. Holdings AG...................   8,435      606,983
   Allstate Corp. (The)..................................... 157,339    5,244,109
   Alterra Capital Holdings, Ltd............................  45,330    1,084,747
  *American Capital, Ltd.................................... 422,803    4,198,434
   American Equity Investment Life Holding Co...............  88,700    1,087,462
  #American Financial Group, Inc............................ 199,200    7,752,864
  *American Independence Corp...............................     866        3,828
   American National Insurance Co...........................  37,921    2,662,054
  *American River Bankshares................................     634        4,616
  *American Safety Insurance Holdings, Ltd..................  16,702      316,169
 #*Ameris Bancorp...........................................  13,614      168,814
  *AmeriServ Financial, Inc.................................  33,075       97,571
  *Arch Capital Group, Ltd..................................  35,932    1,411,409
   Argo Group International Holdings, Ltd...................  38,796    1,119,653
   Aspen Insurance Holdings, Ltd............................ 102,623    2,906,283
   Associated Banc-Corp..................................... 121,017    1,613,157
   Assurant, Inc............................................  65,820    2,655,179
   Assured Guaranty, Ltd.................................... 122,989    1,743,984
  *Atlantic Coast Financial Corp............................     379          796
  *AV Homes, Inc............................................  16,343      203,797
   Axis Capital Holdings, Ltd...............................     800       27,216
   Baldwin & Lyons, Inc. Class A............................     300        7,740
   Baldwin & Lyons, Inc. Class B............................   7,256      157,963

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CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Financials -- (Continued)
  *Bancorp, Inc.............................................     1,015 $    10,424
 #*BancTrust Financial Group, Inc...........................    33,553      70,797
   Bank Mutual Corp.........................................    56,876     221,816
   Bank of America Corp..................................... 5,654,292  45,856,308
   Bank of New York Mellon Corp. (The)......................   144,438   3,415,959
   BankFinancial Corp.......................................    39,867     265,514
   Banner Corp..............................................     8,792     192,984
   BCB Bancorp, Inc.........................................     1,359      14,079
   Berkshire Hills Bancorp, Inc.............................    32,787     743,937
  *BofI Holding, Inc........................................     8,208     145,856
   Boston Private Financial Holdings, Inc...................    28,409     264,772
  #Capital City Bank Group, Inc.............................    16,844     140,647
   Capital One Financial Corp...............................   491,088  27,245,562
   Capital Southwest Corp...................................     7,189     688,131
   Cathay General Bancorp...................................    27,112     466,869
   Centerstate Banks, Inc...................................     2,085      16,763
   Century Bancorp, Inc. Class A............................       595      16,345
   CFS Bancorp, Inc.........................................    14,148      78,521
   Chemical Financial Corp..................................       394       8,696
  *Chicopee Bancorp, Inc....................................     1,000      14,400
  *CIT Group, Inc...........................................    39,411   1,491,706
   Citigroup, Inc........................................... 2,115,722  69,903,455
 #*Citizens Community Bancorp, Inc..........................    10,355      63,890
   Citizens South Banking Corp..............................     1,934       9,670
  #CME Group, Inc...........................................    82,877  22,030,364
   CNA Financial Corp.......................................   294,392   9,014,283
  *CNO Financial Group, Inc.................................   301,264   2,190,189
   CoBiz Financial, Inc.....................................     1,468       9,175
   Codorus Valley Bancorp, Inc..............................       115       1,587
  *Community West Bancshares................................       400         910
 #*CompuCredit Holdings Corp................................    30,212     166,468
  *Cowen Group, Inc. Class A................................    36,073      90,904
   Delphi Financial Group, Inc. Class A.....................     3,852     174,958
   Donegal Group, Inc. Class A..............................    27,981     381,101
   Donegal Group, Inc. Class B..............................       300       5,250
  *Doral Financial Corp.....................................     1,166       2,134
  *E*Trade Financial Corp...................................    89,699     953,500
   Eastern Insurance Holdings, Inc..........................    23,026     352,298
  *Eastern Virginia Bankshares, Inc.........................       260       1,001
   Edelman Financial Group, Inc.............................    46,382     409,553
   EMC Insurance Group, Inc.................................    19,181     379,208
  *Encore Bancshares, Inc...................................     6,708     137,581
   Endurance Specialty Holdings, Ltd........................    76,288   3,065,252
   Enterprise Financial Services Corp.......................     4,662      56,364
   ESB Financial Corp.......................................       360       4,835
   ESSA Bancorp, Inc........................................     8,817      85,966
   Evans Bancorp, Inc.......................................     1,681      25,232
   Everest Re Group, Ltd....................................    34,913   3,459,878
  *Farmers Capital Bank Corp................................       302       1,948
   FBL Financial Group, Inc. Class A........................    35,719   1,040,137
   Federal Agricultural Mortgage Corp. Class A..............       177       3,164
   Federal Agricultural Mortgage Corp. Class C..............     9,200     210,312
   Fidelity Bancorp, Inc....................................       400       4,370
   Fidelity National Financial, Inc. Class A................    70,910   1,366,436
   Fidelity Southern Corp...................................     6,802      57,746
   Fifth Third Bancorp......................................     9,458     134,587
  *First Acceptance Corp....................................    39,006      60,069
   First American Financial Corp............................    61,982   1,038,198
   First Bancorp............................................    14,448     144,769
  *First Bancshares, Inc....................................       400       2,580
   First Bancshares, Inc. (The).............................       300       2,757

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
   First Busey Corp.........................................  11,200 $    51,968
   First Business Financial Services, Inc...................     482      10,946
  *First California Financial Group, Inc....................   3,631      19,825
   First Citizens BancShares, Inc. Class A..................   9,731   1,686,382
   First Commonwealth Financial Corp........................  37,876     243,543
   First Community Bancshares, Inc..........................   1,116      14,943
   First Defiance Financial Corp............................  11,998     206,126
  *First Federal of Northern Michigan Bancorp, Inc..........     900       3,343
   First Financial Holdings, Inc............................  18,933     218,487
  *First Financial Northwest, Inc...........................  25,471     202,494
  *First Financial Service Corp.............................     130         455
   First Interstate BancSystem, Inc.........................   2,959      41,692
   First Merchants Corp.....................................  38,531     475,087
   First Pactrust Bancorp, Inc..............................   1,150      12,638
  *First South Bancorp, Inc.................................   1,978       8,525
  *FirstCity Financial Corp.................................   5,872      48,561
   Flagstone Reinsurance Holdings SA........................  45,783     343,372
   Fox Chase Bancorp, Inc...................................     351       4,465
  *Genworth Financial, Inc. Class A.........................  34,964     210,134
  #German American Bancorp, Inc.............................   7,599     144,685
  *Gleacher & Co., Inc......................................  45,986      47,825
  *Global Indemnity P.L.C...................................   7,702     138,713
   Goldman Sachs Group, Inc. (The)..........................   6,759     778,299
   Great Southern Bancorp, Inc..............................   2,301      55,316
  *Greene Bancshares, Inc...................................  16,271      26,847
  *Guaranty Bancorp.........................................  79,799     155,608
  *Guaranty Federal Bancshares, Inc.........................   1,684      13,910
  *Hallmark Financial Services, Inc.........................  26,292     197,716
   Hampden Bancorp, Inc.....................................   5,886      72,986
   Hanover Insurance Group, Inc. (The)......................  88,829   3,585,138
  *Harris & Harris Group, Inc...............................   4,587      18,486
   Hartford Financial Services Group, Inc................... 366,250   7,526,438
  #HCC Insurance Holdings, Inc..............................  17,700     565,692
   Heartland Financial USA, Inc.............................     565      10,464
  *Heritage Commerce Corp...................................  14,483      97,615
   HF Financial Corp........................................     400       4,800
  *Hilltop Holdings, Inc....................................  26,171     207,536
   Hingham Institution for Savings..........................     500      28,825
  *HMN Financial, Inc.......................................   3,456       9,850
  *Home Bancorp, Inc........................................   1,128      19,582
   Home Federal Bancorp, Inc................................   9,720      95,159
   HopFed Bancorp, Inc......................................   6,781      60,283
   Horace Mann Educators Corp...............................  58,206   1,021,515
   Horizon Bancorp..........................................     450      11,326
  *Hudson City Bancorp, Inc.................................  28,191     199,028
  *ICG Group, Inc...........................................   8,684      82,324
  *Imperial Holdings, Inc...................................   2,882      11,038
   Independence Holding Co..................................  25,047     266,250
   Indiana Community Bancorp................................   2,029      46,221
   Infinity Property & Casualty Corp........................  16,579     885,484
   International Bancshares Corp............................   8,390     165,535
  *Intervest Bancshares Corp. Class A.......................   2,078       8,312
  *Investment Technology Group, Inc.........................  36,940     376,788
   Investors Title Co.......................................   1,169      59,584
   JPMorgan Chase & Co...................................... 750,334  32,249,355
   Kaiser Federal Financial Group, Inc......................     127       1,777
  #Kemper Corp..............................................  85,652   2,568,703
   Kentucky First Federal Bancorp...........................   2,800      24,500
   KeyCorp.................................................. 697,465   5,607,619
  *Knight Capital Group, Inc................................   4,610      60,575
   Lakeland Bancorp, Inc....................................   4,701      42,967

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CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Financials -- (Continued)
   Landmark Bancorp, Inc....................................     1,786 $    36,595
   Legg Mason, Inc..........................................   128,883   3,359,980
   Lincoln National Corp....................................   383,093   9,489,214
   LNB Bancorp, Inc.........................................    13,395      88,407
   Loews Corp...............................................   259,949  10,691,702
  *Louisiana Bancorp, Inc...................................     5,606      90,817
 #*Macatawa Bank Corp.......................................    19,092      64,722
  *Magyar Bancorp, Inc......................................       500       2,395
   Maiden Holdings, Ltd.....................................    24,454     202,968
   MainSource Financial Group, Inc..........................    47,000     549,430
   Marlin Business Services Corp............................    14,664     215,268
   MB Financial, Inc........................................    19,678     406,744
 #*MBIA, Inc................................................   175,044   1,764,444
 #*MBT Financial Corp.......................................    23,185      70,482
   MCG Capital Corp.........................................    37,566     157,402
   Meadowbrook Insurance Group, Inc.........................    39,471     348,529
   Medallion Financial Corp.................................    16,525     180,618
 #*Mercantile Bank Corp.....................................     4,748      70,935
   Meta Financial Group, Inc................................     1,251      26,359
   MetLife, Inc............................................. 1,126,173  40,576,013
  *Metro Bancorp, Inc.......................................    28,298     327,408
  *MetroCorp Bancshares, Inc................................     2,250      25,875
  *MGIC Investment Corp.....................................    92,411     319,742
   MicroFinancial, Inc......................................     5,900      40,120
   MidWestOne Financial Group, Inc..........................       474       9,907
   Montpelier Re Holdings, Ltd..............................    45,946     942,812
   Morgan Stanley........................................... 1,476,248  25,509,565
   MutualFirst Financial, Inc...............................     2,300      23,253
  *NASDAQ OMX Group, Inc. (The).............................    42,129   1,035,110
   National Western Life Insurance Co. Class A..............       900     122,454
  *Navigators Group, Inc. (The).............................     3,319     157,652
  *New Century Bancorp, Inc.................................       600       2,592
   New Hampshire Thrift Bancshares, Inc.....................     3,667      47,488
  *NewBridge Bancorp........................................    11,513      50,197
  *Newport Bancorp, Inc.....................................       700       9,625
  *NewStar Financial, Inc...................................    41,766     495,762
  *North Valley Bancorp.....................................       907      11,410
   Northeast Community Bancorp, Inc.........................    18,190     106,048
   Northrim Bancorp, Inc....................................     6,358     139,495
   NYSE Euronext............................................     8,639     222,454
  #Old Republic International Corp..........................   357,183   3,553,971
 #*Old Second Bancorp, Inc..................................     4,874       7,945
   Oppenheimer Holdings, Inc. Class A.......................     2,297      39,187
   Oriental Financial Group, Inc............................    30,991     366,314
   Pacific Continental Corp.................................       202       1,796
  *Pacific Mercantile Bancorp...............................    16,756     100,033
  *Park Sterling Corp.......................................     3,192      15,034
   PartnerRe, Ltd...........................................    52,224   3,635,835
 #*Penson Worldwide, Inc....................................    22,821      11,114
   Peoples Bancorp of North Carolina........................       250       2,051
   Peoples Bancorp, Inc.....................................    17,708     325,650
   People's United Financial, Inc...........................    68,700     847,758
 #*PHH Corp.................................................    92,304   1,430,712
  *Phoenix Cos., Inc. (The).................................    86,162     180,940
  *Pinnacle Financial Partners, Inc.........................    31,813     582,178
  *Piper Jaffray Cos., Inc..................................       912      22,116
   Platinum Underwriters Holdings, Ltd......................    21,060     771,217
  *Popular, Inc.............................................   565,367   1,006,353
   Porter Bancorp, Inc......................................     1,737       3,474
  *Premier Financial Bancorp, Inc...........................     1,301      10,122
   Presidential Life Corp...................................    33,374     386,471

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CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Financials -- (Continued)
   Principal Financial Group, Inc...........................   217,722 $ 6,024,368
  #Protective Life Corp.....................................    98,037   2,868,563
   Provident Financial Holdings, Inc........................       544       5,870
   Provident Financial Services, Inc........................    23,967     352,315
   Provident New York Bancorp...............................    71,474     603,241
   Prudential Financial, Inc................................   497,625  30,126,218
  #Pulaski Financial Corp...................................     4,550      34,125
  #Radian Group, Inc........................................   161,945     505,268
   Regions Financial Corp................................... 1,304,230   8,790,510
   Reinsurance Group of America, Inc........................   169,166   9,835,311
   Renasant Corp............................................    43,602     697,632
  *Republic First Bancorp, Inc..............................     2,474       5,344
   Resource America, Inc. Class A...........................    21,102     147,503
  *Riverview Bancorp, Inc...................................    15,319      26,808
   Safety Insurance Group, Inc..............................    11,042     440,024
   Sandy Spring Bancorp, Inc................................    10,125     182,351
  *Savannah Bancorp, Inc. (The).............................     2,998      15,290
   SeaBright Holdings, Inc..................................    40,890     367,601
   Selective Insurance Group, Inc...........................    45,200     790,548
   SI Financial Group, Inc..................................     5,444      62,606
   Simmons First National Corp. Class A.....................     2,049      49,873
   Somerset Hills Bancorp...................................     4,317      37,623
  *Southern Community Financial Corp........................    29,890      83,692
  *Southern First Bancshares, Inc...........................     1,106       9,512
   Southern Missouri Bancorp, Inc...........................        41       1,009
  *Southwest Bancorp, Inc...................................    23,408     212,779
   StanCorp Financial Group, Inc............................       939      36,039
   State Auto Financial Corp................................    60,215     862,881
   StellarOne Corp..........................................    28,368     354,884
  #Stewart Information Services Corp........................    12,271     180,629
  *Stratus Properties, Inc..................................     3,069      27,882
  *Suffolk Bancorp..........................................       205       2,435
 #*Sun Bancorp, Inc.........................................     4,338      12,537
   SunTrust Banks, Inc......................................   491,691  11,938,257
   Susquehanna Bancshares, Inc..............................   156,089   1,618,643
   Symetra Financial Corp...................................    23,030     280,045
   Synovus Financial Corp...................................   243,878     512,144
 #*Taylor Capital Group, Inc................................       826      11,498
   Teche Holding Co.........................................       600      22,398
   TF Financial Corp........................................       630      15,750
  *Timberland Bancorp, Inc..................................     2,500      12,725
   TowneBank................................................     8,057     104,902
   Travelers Cos., Inc. (The)...............................    28,000   1,800,960
  *Tree.com, Inc............................................     5,635      45,080
   Umpqua Holdings Corp.....................................   104,400   1,382,256
  *Unico American Corp......................................     1,900      22,287
   Union First Market Bankshares Corp.......................    14,214     198,427
  *United Community Banks, Inc..............................    16,030     150,842
   United Financial Bancorp, Inc............................    11,124     178,429
   United Fire Group, Inc...................................    41,412     713,115
  *United Security Bancshares...............................       372         925
  *Unity Bancorp, Inc.......................................     3,306      20,398
   Unum Group...............................................   517,445  12,284,144
  *Virginia Commerce Bancorp, Inc...........................    22,274     174,405
   VIST Financial Corp......................................       271       3,171
  *Waterstone Financial, Inc................................     1,300       4,095
   WesBanco, Inc............................................    31,431     643,707
   West Bancorporation, Inc.................................    14,757     141,667
   Westfield Financial, Inc.................................       895       6,686
   White River Capital, Inc.................................       300       6,780
  #Wintrust Financial Corp..................................    24,524     886,052

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CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Financials -- (Continued)
   WR Berkley Corp..........................................     5,257 $    197,979
  *WSB Holdings, Inc........................................       100          342
   XL Group P.L.C...........................................   240,766    5,178,877
  *Yadkin Valley Financial Corp.............................    16,710       54,475
   Zions Bancorporation.....................................    91,968    1,875,228
  *ZipRealty, Inc...........................................    10,028       13,638
                                                                       ------------
Total Financials............................................            519,149,212
                                                                       ------------
Health Care -- (9.1%)
  *Addus HomeCare Corp......................................     2,044        9,443
   Aetna, Inc...............................................   503,313   22,165,905
  *Affymax, Inc.............................................     6,200       81,282
  *Affymetrix, Inc..........................................    73,173      323,425
  *Albany Molecular Research, Inc...........................    29,994       95,681
  *Alere, Inc...............................................    74,130    1,770,966
  *Allied Healthcare Products, Inc..........................     1,000        3,275
  *Almost Family, Inc.......................................     1,789       43,616
  *Alphatec Holdings, Inc...................................    18,527       40,389
  *AMAG Pharmaceuticals, Inc................................       272        4,260
  *Amedisys, Inc............................................    12,879      189,708
  *AMN Healthcare Services, Inc.............................    15,078      101,173
  *Amsurg Corp..............................................    30,743      884,169
   Analogic Corp............................................     5,884      401,348
  *AngioDynamics, Inc.......................................    55,783      690,594
  *Anika Therapeutics, Inc..................................    20,716      353,415
   Arrhythmia Research Technology, Inc......................     1,200        3,660
   Assisted Living Concepts, Inc............................    35,887      642,736
  *Astex Pharmaceuticals, Inc...............................       200          352
  *BioClinica, Inc..........................................    10,641       61,824
  *BioScrip, Inc............................................    36,570      270,984
  *Boston Scientific Corp................................... 1,208,099    7,562,700
  *Cambrex Corp.............................................    43,567      282,314
   Cantel Medical Corp......................................    10,905      256,049
  *Capital Senior Living Corp...............................    58,814      569,908
  *CardioNet, Inc...........................................     4,284       12,081
  *CareFusion Corp..........................................   207,163    5,367,593
  *Celldex Therapeutics, Inc................................     4,759       21,701
  *Community Health Systems, Inc............................   105,314    2,563,343
   CONMED Corp..............................................    43,239    1,236,203
   Cooper Cos., Inc. (The)..................................    50,100    4,417,317
  #Coventry Health Care, Inc................................   141,956    4,257,260
  *Cross Country Healthcare, Inc............................    36,190      166,836
  *CryoLife, Inc............................................    17,502       92,586
  *Cumberland Pharmaceuticals, Inc..........................    26,419      193,387
  *Cutera, Inc..............................................    28,646      252,085
  *Cynosure, Inc. Class A...................................     8,077      166,952
   Daxor Corp...............................................       545        4,987
  *Digirad Corp.............................................    29,411       64,410
  *Dynacq Healthcare, Inc...................................       909          800
 #*Endo Pharmaceuticals Holdings, Inc.......................    54,588    1,918,222
  *Enzo Biochem, Inc........................................    50,665      138,822
  *eResearch Technology, Inc................................    20,015      158,118
  *Exactech, Inc............................................     3,391       52,560
  *Five Star Quality Care, Inc..............................    28,899       99,124
 #*Forest Laboratories, Inc.................................    82,171    2,862,016
  *Gentiva Health Services, Inc.............................    26,039      215,603
  *Greatbatch, Inc..........................................    41,672      970,541
  *Hanger Orthopedic Group, Inc.............................     2,200       51,810
  *Harvard Bioscience, Inc..................................    32,625      130,174
  *Health Net, Inc..........................................    25,498      907,984
  *Healthways, Inc..........................................    27,400      182,758

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CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Health Care -- (Continued)
  *Hologic, Inc.............................................   305,036 $  5,832,288
   Humana, Inc..............................................   236,814   19,106,154
  *IntegraMed America, Inc..................................     3,874       47,999
   Invacare Corp............................................    28,428      450,584
   Kewaunee Scientific Corp.................................     1,631       13,611
  *Kindred Healthcare, Inc..................................    50,544      487,244
  *Lannet Co., Inc..........................................     3,649       14,377
  *LCA-Vision, Inc..........................................     1,000        7,400
   LeMaitre Vascular, Inc...................................     5,100       27,540
  *Life Technologies Corp...................................    94,990    4,403,736
  *LifePoint Hospitals, Inc.................................    82,208    3,207,756
  *Magellan Health Services, Inc............................     9,739      431,243
  *Maxygen, Inc.............................................    45,644      257,889
  *MedAssets, Inc...........................................    44,682      563,440
  *MedCath Corp.............................................    29,240      230,704
  *Medical Action Industries, Inc...........................    26,509      146,330
 #*MediciNova, Inc..........................................       225          675
  *Medtox Scientific, Inc...................................     5,247      115,959
  *Misonix, Inc.............................................     4,083        7,962
  *Molina Healthcare, Inc...................................    24,941      639,737
  *Myrexis, Inc.............................................    16,406       49,546
   National Healthcare Corp.................................     7,274      331,694
  *Natus Medical, Inc.......................................     4,557       55,778
  #Omnicare, Inc............................................   197,388    6,876,998
  *Palomar Medical Technologies, Inc........................     6,712       58,394
  *PDI, Inc.................................................    15,181      123,118
   PerkinElmer, Inc.........................................    76,500    2,111,400
   Pfizer, Inc.............................................. 5,208,907  119,440,238
  *PharMerica Corp..........................................     7,655       90,865
  *Repligen Corp............................................    33,562      148,008
  *RTI Biologics, Inc.......................................    80,268      280,938
 #*Select Medical Holdings Corp.............................    51,009      437,147
  *Skilled Healthcare Group, Inc. Class A...................    18,080      138,674
  *Solta Medical, Inc.......................................     5,882       19,116
  *SRI/Surgical Express, Inc................................     2,127        8,019
  *Sucampo Pharmaceuticals, Inc. Class A....................     7,965       66,269
  *Sun Healthcare Group, Inc................................     8,903       64,369
  *SunLink Health Systems, Inc..............................     1,750        2,152
  *SurModics, Inc...........................................     5,593       82,720
  *Symmetry Medical, Inc....................................    78,674      559,372
   Teleflex, Inc............................................    37,423    2,345,299
  *Theragenics Corp.........................................    21,383       36,779
   Thermo Fisher Scientific, Inc............................   499,520   27,798,288
  *TranS1, Inc..............................................     6,997       24,839
  *Triple-S Management Corp. Class B........................    22,073      464,857
   UnitedHealth Group, Inc..................................    68,644    3,854,361
  *Universal American Corp..................................    85,628      786,065
 #*VCA Antech, Inc..........................................    49,047    1,160,452
  *ViroPharma, Inc..........................................   103,779    2,257,193
  *WellCare Health Plans, Inc...............................    12,832      785,062
   WellPoint, Inc...........................................   504,640   34,224,685
  *Wright Medical Group, Inc................................    38,748      721,875
   Young Innovations, Inc...................................     2,165       73,610
                                                                       ------------
Total Health Care...........................................            304,785,257
                                                                       ------------
Industrials -- (14.3%)
  *A.T. Cross Co. Class A...................................    18,022      206,893
 #*A123 Systems, Inc........................................     4,800        4,896
   AAR Corp.................................................    32,906      508,398
   ABM Industries, Inc......................................    64,500    1,501,560
   Aceto Corp...............................................    37,486      337,374

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CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Industrials -- (Continued)
   Actuant Corp. Class A....................................    44,986 $ 1,226,768
  *Adept Technology, Inc....................................    21,309     124,018
  *AECOM Technology Corp....................................    13,377     295,230
  *Aegion Corp..............................................     5,916     107,967
  *AGCO Corp................................................    58,973   2,746,962
  *Air Transport Services Group, Inc........................    17,784      94,255
   Aircastle, Ltd...........................................    54,200     658,530
   Alamo Group, Inc.........................................    22,951     772,990
  *Alaska Air Group, Inc....................................    52,626   1,778,759
   Albany International Corp. Class A.......................    20,551     494,868
   Alexander & Baldwin, Inc.................................    66,838   3,419,432
 .*Allied Defense Group, Inc................................     2,645      14,230
   Allied Motion Technologies, Inc..........................       162       1,304
   Amerco, Inc..............................................    29,431   2,956,050
  *American Railcar Industries, Inc.........................    20,409     550,635
  *American Reprographics Co................................     1,343       7,333
   Ampco-Pittsburgh Corp....................................     4,007      74,450
  *AMREP Corp...............................................       966       7,506
   Apogee Enterprises, Inc..................................    36,374     558,705
   Applied Industrial Technologies, Inc.....................    26,540   1,042,757
   Argan, Inc...............................................        21         306
   Arkansas Best Corp.......................................    27,325     419,165
  #Armstrong World Industries, Inc..........................    29,925   1,317,897
 #*Ascent Solar Technologies, Inc...........................     7,857       5,115
 #*Asset Acceptance Capital Corp............................     5,900      31,388
   Asta Funding, Inc........................................     8,975      76,108
  *Astec Industries, Inc....................................    22,925     717,323
  *Atlas Air Worldwide Holdings, Inc........................    37,114   1,709,100
 #*Avis Budget Group, Inc...................................    94,608   1,245,041
   Baltic Trading, Ltd......................................     5,000      23,250
   Barnes Group, Inc........................................    42,700   1,127,280
   Barrett Business Services, Inc...........................    12,955     256,509
  *BlueLinx Holdings, Inc...................................    12,553      34,521
   Brady Corp. Class A......................................    44,400   1,377,732
   Briggs & Stratton Corp...................................    47,640     862,284
  *Builders FirstSource, Inc................................    12,182      50,799
  *CAI International, Inc...................................    12,482     257,878
   Cascade Corp.............................................     5,840     274,889
  *Casella Waste Systems, Inc. Class A......................    14,362      86,603
 #*CBIZ, Inc................................................    46,963     285,065
   CDI Corp.................................................    43,399     769,898
   CECO Environmental Corp..................................     5,023      41,189
   Celadon Group, Inc.......................................    23,892     373,432
   Ceradyne, Inc............................................    26,425     669,081
  *Champion Industries, Inc.................................       686         583
  *Chart Industries, Inc....................................     3,000     229,290
   Chicago Rivet & Machine Co...............................       700      13,160
   CIRCOR International, Inc................................     8,966     279,022
  *CNH Global N.V...........................................     6,958     318,468
  *Columbus McKinnon Corp...................................    17,745     263,158
   Comfort Systems USA, Inc.................................    38,640     408,811
   CompX International, Inc.................................       500       6,715
  *Consolidated Graphics, Inc...............................    12,008     480,200
  *Corrections Corp. of America.............................     7,040     203,386
   Courier Corp.............................................     8,603      88,353
   Covanta Holding Corp.....................................    94,292   1,513,387
 #*Covenant Transportation Group, Inc. Class A..............     7,080      23,435
  *CPI Aerostructures, Inc..................................     5,826      94,323
  *CRA International, Inc...................................     7,613     155,686
   CSX Corp................................................. 1,242,950  27,730,214
   Curtiss-Wright Corp......................................    46,353   1,635,797

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CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Industrials -- (Continued)
  *Dolan Co. (The)..........................................    20,106 $    161,049
   Douglas Dynamics, Inc....................................     1,600       22,608
  *Ducommun, Inc............................................    16,345      192,871
  *Dycom Industries, Inc....................................    41,650      974,193
 #*Eagle Bulk Shipping, Inc.................................    18,219       29,879
   Eastern Co. (The)........................................    10,193      247,180
  #Eaton Corp...............................................    24,778    1,193,804
   Ecology & Environment, Inc. Class A......................       900       13,563
   EMCOR Group, Inc.........................................    26,285      770,676
   Encore Wire Corp.........................................    19,966      508,933
 #*Energy Recovery, Inc.....................................    12,968       27,233
  *EnergySolutions, Inc.....................................    22,369       94,173
  *EnerSys..................................................    43,239    1,511,203
   Ennis, Inc...............................................    48,483      764,092
  *EnPro Industries, Inc....................................    18,700      774,367
   ESCO Technologies, Inc...................................    16,950      583,080
   Espey Manufacturing & Electronics Corp...................     1,671       42,009
  *Esterline Technologies Corp..............................    44,968    3,079,858
 #*Excel Maritime Carriers, Ltd.............................    39,214       73,330
  *Exelis, Inc..............................................    34,997      403,515
  *Federal Signal Corp......................................    68,080      351,293
   FedEx Corp...............................................    87,094    7,685,175
  *Flow International Corp..................................    23,633       97,132
  *Fortune Brands Home & Security, Inc......................   149,626    3,402,495
  *Franklin Covey Co........................................     3,046       28,297
   FreightCar America, Inc..................................    11,505      248,508
  *Frozen Food Express Industries...........................     8,986       11,772
  *FTI Consulting, Inc......................................    16,780      609,785
   G & K Services, Inc. Class A.............................    29,714      976,402
   GATX Corp................................................    65,445    2,805,627
  *Genco Shipping & Trading, Ltd............................    17,309       92,603
  *Gencor Industries, Inc...................................     8,766       61,800
  *General Cable Corp.......................................    26,404      777,334
   General Electric Co...................................... 5,593,904  109,528,640
  *Geo Group, Inc. (The)....................................    24,086      498,821
  *Gibraltar Industries, Inc................................    43,711      590,973
  *GP Strategies Corp.......................................    18,583      311,823
   Granite Construction, Inc................................    26,636      741,546
   Great Lakes Dredge & Dock Corp...........................    79,907      592,111
  *Greenbrier Cos., Inc.....................................    21,793      375,929
   Griffon Corp.............................................    74,563      738,919
  *H&E Equipment Services, Inc..............................    59,629    1,150,840
   Hardinge, Inc............................................    20,151      227,303
  *Hawaiian Holdings, Inc...................................    19,867      112,447
   Heidrick & Struggles International, Inc..................    18,234      355,563
 #*Hertz Global Holdings, Inc...............................   278,411    4,290,314
  *Hill International, Inc..................................    27,154       96,668
 #*Hoku Corp................................................       898          350
  *Hudson Highland Group, Inc...............................    15,603       84,880
  *Huntington Ingalls Industries, Inc.......................    56,173    2,216,025
  *Hurco Cos., Inc..........................................     8,210      216,169
  *ICF International, Inc...................................    31,660      789,600
   Ingersoll-Rand P.L.C.....................................   250,943   10,670,096
   Insteel Industries, Inc..................................    16,378      186,218
  *Interline Brands, Inc....................................    74,162    1,560,368
   International Shipholding Corp...........................    12,452      263,484
   Intersections, Inc.......................................    31,332      376,924
  #ITT Corp.................................................     7,900      177,434
 #*JetBlue Airways Corp.....................................   324,893    1,543,242
  *Kadant, Inc..............................................     6,383      165,128
  *Kansas City Southern.....................................    27,254    2,099,103

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Industrials -- (Continued)
  *KAR Auction Services, Inc................................  18,100 $   333,040
   Kaydon Corp..............................................  14,751     361,842
   Kelly Services, Inc. Class A.............................  44,445     621,786
   Kennametal, Inc..........................................   6,400     270,272
  *Key Technology, Inc......................................   3,199      41,811
   Kimball International, Inc. Class B......................  28,589     195,263
  *Korn/Ferry International.................................  30,127     486,551
 #*Kratos Defense & Security Solutions, Inc.................     723       4,013
   KSW, Inc.................................................     446       1,757
   L.B. Foster Co. Class A..................................   3,502      93,889
   L.S. Starrett Co. Class A................................   4,097      52,851
   L-3 Communications Holdings, Inc......................... 100,470   7,388,564
   Lawson Products, Inc.....................................  10,838     157,801
  *Layne Christensen Co.....................................  36,994     760,227
  *LMI Aerospace, Inc.......................................  14,827     271,186
   LSI Industries, Inc......................................  28,715     196,698
  *Lydall, Inc..............................................  18,720     197,496
   Manpower, Inc............................................   5,658     241,031
   Marten Transport, Ltd....................................  32,577     686,397
   McGrath RentCorp.........................................  20,487     602,728
  *Metalico, Inc............................................  74,246     240,557
   Met-Pro Corp.............................................   2,998      29,860
  *MFRI, Inc................................................   8,900      62,300
  *Michael Baker Corp.......................................     969      21,832
   Miller Industries, Inc...................................  21,096     345,974
 #*Mobile Mini, Inc.........................................  54,461   1,027,134
  *Moog, Inc. Class A.......................................  35,747   1,511,026
   Mueller Industries, Inc..................................  29,155   1,332,675
   Mueller Water Products, Inc. Class A..................... 185,957     667,586
   Multi-Color Corp.........................................     777      16,566
   NACCO Industries, Inc. Class A...........................   6,123     694,777
  *National Technical Systems, Inc..........................  15,600      85,800
  *Navigant Consulting, Inc.................................  22,179     308,732
   NL Industries, Inc.......................................  51,251     721,102
  *NN, Inc..................................................  13,518     106,927
   Norfolk Southern Corp.................................... 545,229  39,763,551
   Northrop Grumman Corp.................................... 337,038  21,327,765
  *Northwest Pipe Co........................................  10,675     222,147
  *Ocean Power Technologies, Inc............................   8,500      23,205
  *On Assignment, Inc.......................................  53,951   1,009,423
  *Orbital Sciences Corp....................................  36,476     458,139
  *Orion Energy Systems, Inc................................   1,043       2,190
  *Orion Marine Group, Inc..................................     758       5,245
  *Oshkosh Corp.............................................  13,505     308,319
 #*Owens Corning, Inc....................................... 152,823   5,249,470
   P.A.M. Transportation Services, Inc......................  19,428     207,297
   Pentair, Inc.............................................  39,083   1,693,857
  *PGT, Inc.................................................     500       1,020
  *Pike Electric Corp.......................................  17,815     146,439
  *Portfolio Recovery Associates, Inc.......................   9,401     646,977
  *Powell Industries, Inc...................................   5,907     192,627
  *PowerSecure International, Inc...........................   8,626      44,769
   Providence & Worcester Railroad Co.......................   1,200      19,140
  #Quad/Graphics, Inc.......................................     799      10,739
   Quanex Building Products Corp............................  19,678     362,666
  *Quanta Services, Inc..................................... 168,307   3,722,951
  *RailAmerica, Inc.........................................  21,133     489,863
   Raytheon Co.............................................. 198,954  10,771,370
  *RCM Technologies, Inc....................................  21,593     117,250
  *Real Goods Solar, Inc. Class A...........................   2,600       3,406
  #Regal-Beloit Corp........................................  16,070   1,086,975

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CONTINUED

                                                             SHARES     VALUE+
                                                             ------- ------------
Industrials -- (Continued)
 #*Republic Airways Holdings, Inc...........................  53,999 $    274,855
   Republic Services, Inc................................... 429,755   11,762,394
   Resources Connection, Inc................................  25,796      334,832
   Robbins & Myers, Inc.....................................   8,889      432,983
  #RR Donnelley & Sons Co...................................  47,036      588,420
  *Rush Enterprises, Inc. Class A...........................  34,446      622,784
  *Rush Enterprises, Inc. Class B...........................  18,522      275,237
   Ryder System, Inc........................................  89,844    4,377,200
  *Saia, Inc................................................  17,104      321,213
   Schawk, Inc..............................................  45,135      607,968
  *Seaboard Corp............................................   1,837    3,656,402
   SeaCube Container Leasing, Ltd...........................     223        4,137
   SIFCO Industries, Inc....................................   6,623      128,983
   Simpson Manufacturing Co., Inc...........................   8,098      251,281
   SkyWest, Inc.............................................  46,706      419,887
  *SL Industries, Inc.......................................     300        5,520
  #Southwest Airlines Co.................................... 645,761    5,346,901
  *Sparton Corp.............................................   9,132       91,320
   Standard Register Co.....................................  30,430       26,474
   Standex International Corp...............................  22,671      998,884
   Stanley Black & Decker, Inc.............................. 154,919   11,333,874
   Steelcase, Inc. Class A..................................  69,420      599,789
  *Sterling Construction Co., Inc...........................  20,161      197,376
  *Supreme Industries, Inc. Class A.........................   1,365        5,610
  *SYKES Enterprises, Inc...................................  20,092      318,458
   Sypris Solutions, Inc....................................   9,636       38,737
  #TAL International Group, Inc.............................  22,054      911,051
  *Tecumseh Products Co. Class A............................  11,200       42,784
  *Tecumseh Products Co. Class B............................   1,400        5,558
 #*Terex Corp...............................................   5,786      130,995
  *Tetra Tech, Inc..........................................  10,810      288,627
  *Thomas & Betts Corp......................................  10,500      755,055
  *Titan Machinery, Inc.....................................  14,689      523,369
  *TRC Cos., Inc............................................  28,708      188,899
   Trinity Industries, Inc..................................  93,807    2,776,687
  #Triumph Group, Inc.......................................  58,156    3,653,360
  *Tufco Technologies, Inc..................................     900        2,848
  *Tutor Perini Corp........................................  40,371      614,043
  #Twin Disc, Inc...........................................   3,866       84,781
   Tyco International, Ltd.................................. 405,140   22,740,508
  *Ultralife Corp...........................................  11,640       58,549
   UniFirst Corp............................................  18,705    1,136,516
   Union Pacific Corp....................................... 480,399   54,016,064
   Universal Forest Products, Inc...........................  31,800    1,189,320
   Universal Truckload Services, Inc........................     403        6,287
   URS Corp.................................................  86,998    3,593,887
   US Home Systems, Inc.....................................   4,314       37,834
  *USA Truck, Inc...........................................  15,305      105,298
  *Versar, Inc..............................................   6,026       13,920
   Viad Corp................................................  28,614      517,341
   Virco Manufacturing Corp.................................  12,601       22,682
   VSE Corp.................................................     600       13,200
   Watts Water Technologies, Inc. Class A...................  53,615    1,974,104
 #*WESCO International, Inc.................................  11,687      775,900
  *Willdan Group, Inc.......................................   1,000        3,490
  *Willis Lease Finance Corp................................   7,900      103,095
  *XPO Logistics, Inc.......................................   4,427       73,532
                                                                     ------------
Total Industrials...........................................          480,930,422
                                                                     ------------
Information Technology -- (5.8%)
  *Accelrys, Inc............................................  41,733      343,463

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CONTINUED

                                                              SHARES     VALUE+
                                                             --------- -----------
Information Technology -- (Continued)
  #Activision Blizzard, Inc.................................   982,162 $12,640,425
  *Acxiom Corp..............................................     7,769     106,668
  *Advanced Energy Industries, Inc..........................    45,771     546,506
  *Agilysys, Inc............................................    12,799     112,119
  *Alpha & Omega Semiconductor, Ltd.........................     1,319      13,045
 #*Amkor Technology, Inc....................................    15,566      80,476
  *Amtech Systems, Inc......................................    10,600      73,988
  *ANADIGICS, Inc...........................................     6,834      15,103
  *Analysts International Corp..............................       200         966
  *Anaren, Inc..............................................     9,602     173,220
  *AOL, Inc.................................................   105,592   2,644,024
  *Arris Group, Inc.........................................   146,928   1,899,779
 #*Arrow Electronics, Inc...................................   182,170   7,660,248
   Astro-Med, Inc...........................................     2,897      24,262
  *ATMI, Inc................................................    33,934     712,953
  *Aviat Networks, Inc......................................    53,843     137,300
  *Avid Technology, Inc.....................................    19,136     166,292
  *Avnet, Inc...............................................   139,400   5,029,552
  #AVX Corp.................................................   195,980   2,488,946
  *Aware, Inc...............................................    22,140     137,268
  *AXT, Inc.................................................    25,915     131,907
   Bel Fuse, Inc. Class A...................................     4,174      81,685
   Bel Fuse, Inc. Class B...................................    18,986     337,761
  *Benchmark Electronics, Inc...............................    93,903   1,491,180
   Black Box Corp...........................................    27,128     613,364
 #*Brocade Communications Systems, Inc......................   461,513   2,556,782
   Brooks Automation, Inc...................................    63,950     752,052
  *BSQUARE Corp.............................................     4,665      13,995
  *BTU International, Inc...................................     1,600       4,512
   Cabot Microelectronics Corp..............................       667      22,931
 #*CACI International, Inc. Class A.........................    27,175   1,661,208
  *Calix, Inc...............................................    20,209     160,864
  *Cascade Microtech, Inc...................................    24,071     115,782
  *Checkpoint Systems, Inc..................................    25,391     278,285
  *CIBER, Inc...............................................    81,980     341,037
   Cohu, Inc................................................    41,999     461,149
   Communications Systems, Inc..............................    12,753     165,917
   Computer Sciences Corp...................................   225,553   6,329,017
   Comtech Telecommunications Corp..........................    19,222     594,344
  *Concurrent Computer Corp.................................    13,740      52,212
  *Convergys Corp...........................................   197,364   2,638,757
  *CoreLogic, Inc...........................................    96,545   1,612,301
   Corning, Inc............................................. 1,298,385  18,631,825
  *Cray, Inc................................................     8,019      89,412
   CSP, Inc.................................................     2,414       9,970
   CTS Corp.................................................    33,460     359,026
  *CyberOptics Corp.........................................     9,134      90,335
  *Dataram Corp.............................................     7,544       7,695
   DDi Corp.................................................    21,617     280,589
  *Digi International, Inc..................................    43,704     405,573
  *DSP Group, Inc...........................................    49,501     323,737
  *Dynamics Research Corp...................................    17,672     127,062
   EarthLink, Inc...........................................    86,935     705,912
  *EchoStar Corp. Class A...................................    23,551     684,157
  *Edgewater Technology, Inc................................    13,603      54,412
   Electro Rent Corp........................................    42,586     663,490
   Electro Scientific Industries, Inc.......................    38,559     549,851
  *Electronics for Imaging, Inc.............................    66,756   1,191,595
  *EMCore Corp..............................................       744       3,363
  *Emulex Corp..............................................    68,369     593,443
   EPIQ Systems, Inc........................................    21,736     246,921

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  *ePlus, Inc...............................................   8,445 $  250,479
  *Euronet Worldwide, Inc...................................  29,035    628,027
  *Exar Corp................................................  54,244    429,612
  *Fairchild Semiconductor International, Inc............... 118,008  1,672,173
   Fidelity National Information Services, Inc.............. 150,627  5,071,611
  *FormFactor, Inc..........................................  24,919    139,546
  *Frequency Electronics, Inc...............................  16,953    129,690
  *Global Cash Access Holdings, Inc.........................  37,455    316,495
  *Globecomm Systems, Inc...................................  36,618    519,243
  *GSE Systems, Inc.........................................   1,749      5,037
  *GSI Group, Inc...........................................   1,451     17,514
  *GSI Technology, Inc......................................   5,964     25,228
  *GTSI Corp................................................   8,203     43,394
  *Hackett Group, Inc. (The)................................  54,740    312,565
  *Harmonic, Inc............................................  26,825    126,614
   Hewlett-Packard Co.......................................  65,635  1,625,123
  *Hutchinson Technology, Inc...............................   4,443      9,153
  *I.D. Systems, Inc........................................  17,291    104,783
   IAC/InterActiveCorp...................................... 172,550  8,308,282
  *Identive Group, Inc......................................  19,075     39,294
  *Imation Corp.............................................  34,398    199,508
  *InfoSpace, Inc...........................................  81,156    903,266
  *Ingram Micro, Inc. Class A............................... 277,679  5,403,633
  *Insight Enterprises, Inc.................................  42,100    855,051
  *Integrated Device Technology, Inc........................  78,704    532,826
  *Integrated Silicon Solution, Inc.........................  51,460    546,505
  *Intermec, Inc............................................  17,337     92,233
  *Internap Network Services Corp...........................  35,546    250,244
  *International Rectifier Corp.............................  80,500  1,757,315
  *Interphase Corp..........................................   3,099     19,834
   Intersil Corp. Class A................................... 119,798  1,230,325
  *Intevac, Inc.............................................  11,354     91,513
  *IntriCon Corp............................................   2,835     20,128
  *Itron, Inc...............................................  10,342    421,954
  *IXYS Corp................................................  11,466    142,866
  *Kemet Corp...............................................   6,536     55,621
  *Key Tronic Corp..........................................  17,923    207,011
   Keynote Systems, Inc.....................................  24,595    452,548
 #*KIT Digital, Inc.........................................  28,934    196,173
  *Kopin Corp...............................................   6,901     24,637
  *Kulicke & Soffa Industries, Inc..........................  72,688    952,213
  *KVH Industries, Inc......................................     400      3,992
  *Lattice Semiconductor Corp...............................  36,888    201,408
  *LGL Group, Inc. (The)....................................     269      1,958
  *Limelight Networks, Inc..................................  35,344     96,843
  *LookSmart, Ltd...........................................  25,479     23,186
  *Loral Space & Communications, Inc........................  26,050  1,616,402
  *LTX-Credence Corp........................................  13,413     92,550
   ManTech International Corp. Class A......................  22,379    703,148
   Marchex, Inc. Class B....................................  32,883    114,433
  *Measurement Specialties, Inc.............................   5,558    198,587
 #*MEMC Electronic Materials, Inc........................... 224,947    807,560
  *MEMSIC, Inc..............................................   1,150      4,922
  *Mentor Graphics Corp.....................................  42,220    610,079
  *Mercury Computer Systems, Inc............................   8,133    107,356
   Methode Electronics, Inc.................................  37,682    318,413
  *Micron Technology, Inc................................... 758,908  5,001,204
   MKS Instruments, Inc.....................................  61,200  1,692,180
  *ModusLink Global Solutions, Inc..........................  68,955    341,327
   Motorola Solutions, Inc..................................  69,046  3,523,417
  *Multi-Fineline Electronix, Inc...........................   1,598     42,331

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
  *NCI, Inc. Class A........................................   4,213 $   20,896
  *Newport Corp.............................................   9,354    159,673
  *Novatel Wireless, Inc....................................  26,032     75,232
  *Oclaro, Inc..............................................   3,555     10,203
  *Official Payments Holdings, Inc..........................   3,839     18,235
  *OmniVision Technologies, Inc.............................     880     16,210
  *Online Resources Corp....................................  18,720     52,978
  *Oplink Communications, Inc...............................  35,876    568,276
  *Opnext, Inc..............................................   6,819      8,115
   Optical Cable Corp.......................................  10,793     32,271
  *PAR Technology Corp......................................  22,705    115,568
   PC Connection, Inc.......................................  45,203    362,528
  *PC Mall, Inc.............................................  11,672     72,133
   PC-Tel, Inc..............................................  46,980    320,873
  *Perceptron, Inc..........................................   8,065     47,100
  *Performance Technologies, Inc............................  24,790     55,530
  *Pericom Semiconductor Corp...............................  41,261    324,311
  *Pervasive Software, Inc..................................  35,664    220,760
 #*Photronics, Inc..........................................  69,687    431,363
  *Planar Systems, Inc......................................  11,933     22,076
  *PMC-Sierra, Inc.......................................... 146,588  1,036,377
  *Presstek, Inc............................................   7,000      5,564
  *Qualstar Corp............................................  12,400     23,808
  *Radisys Corp.............................................  18,198    115,557
   RealNetworks, Inc........................................  35,381    338,596
  *Reis, Inc................................................  16,361    142,177
   RF Industries, Ltd.......................................   2,823     10,727
   Richardson Electronics, Ltd..............................  25,225    318,087
   Rimage Corp..............................................     659      5,990
  *Rofin-Sinar Technologies, Inc............................     900     22,680
 #*Rosetta Stone, Inc.......................................   2,276     23,807
  *Rudolph Technologies, Inc................................  25,697    277,528
 #*Sandisk Corp.............................................  13,097    484,720
  *Sanmina-SCI Corp.........................................  18,136    161,410
  *SeaChange International, Inc.............................  31,620    259,916
  *Sigma Designs, Inc.......................................  23,129    127,441
  *Smith Micro Software, Inc................................   3,626      7,288
  *SMTC Corp................................................   1,300      5,057
  *Spansion, Inc. Class A...................................  11,661    140,632
 #*SS&C Technologies Holdings, Inc..........................  26,378    627,005
  *Standard Microsystems Corp...............................  30,384    804,568
  *StarTek, Inc.............................................  27,060     49,520
 #*SunPower Corp............................................  16,987     95,297
  *Supertex, Inc............................................  11,602    237,493
  *Support.com, Inc.........................................  53,260    193,334
  *Sycamore Networks, Inc...................................  47,495    740,447
  *Symmetricom, Inc.........................................  89,726    498,877
 #*SYNNEX Corp..............................................  60,100  2,289,209
  *Tech Data Corp...........................................  85,452  4,596,463
  *TechTarget, Inc..........................................  24,206    180,093
  *TeleCommunication Systems, Inc. Class A..................  47,682     92,026
   Tellabs, Inc............................................. 241,591    910,798
   Telular Corp.............................................  24,938    224,941
   Tessco Technologies, Inc.................................  11,228    224,560
  *Tessera Technologies, Inc................................  48,635    760,651
   TheStreet, Inc...........................................  37,257     75,259
  *TriQuint Semiconductor, Inc..............................  18,500     90,280
  *TSR, Inc.................................................     650      2,834
  *TTM Technologies, Inc....................................  62,635    647,020
  *Ultra Clean Holdings.....................................     700      4,795
   United Online, Inc....................................... 121,790    577,285

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CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Information Technology -- (Continued)
  *UTStarcom Holdings Corp..................................   103,608 $    135,726
  *Vicon Industries, Inc....................................     5,787       18,258
  *Video Display Corp.......................................       600        2,550
  *Virtusa Corp.............................................    32,722      493,775
  *Vishay Intertechnology, Inc..............................   236,119    2,649,255
  *Vishay Precision Group, Inc..............................     9,781      141,629
  *Web.com Group, Inc.......................................    22,102      286,221
  *Westell Technologies, Inc. Class A.......................    41,073       93,646
  *Western Digital Corp.....................................   212,781    8,258,031
  *WPCS International, Inc..................................     8,861        9,570
   Xerox Corp............................................... 1,791,473   13,937,660
  *XO Group, Inc............................................    11,964      110,906
   Xyratex, Ltd.............................................    28,253      410,234
  *Yahoo!, Inc.............................................. 1,048,770   16,297,886
  *Zygo Corp................................................    18,340      362,949
                                                                       ------------
Total Information Technology................................            193,645,320
                                                                       ------------
Materials -- (3.2%)
   A. Schulman, Inc.........................................    33,740      830,341
  *A.M. Castle & Co.........................................    38,646      517,470
  #Alcoa, Inc............................................... 1,145,369   11,144,440
  *American Pacific Corp....................................     7,647       59,800
   Ashland, Inc.............................................   112,560    7,414,327
  #Bemis Co., Inc...........................................    10,392      336,597
   Boise, Inc...............................................    68,104      520,315
   Buckeye Technologies, Inc................................    37,822    1,225,811
   Cabot Corp...............................................    46,280    1,996,056
  *Century Aluminum Co......................................    32,155      295,826
  *Chemtura Corp............................................    54,541      928,288
  *Clearwater Paper Corp....................................     7,599      250,539
  *Coeur d'Alene Mines Corp.................................   133,765    2,882,636
   Commercial Metals Co.....................................    85,208    1,259,374
  *Continental Materials Corp...............................       100        1,460
  *Core Molding Technologies, Inc...........................     3,088       25,661
   Cytec Industries, Inc....................................    64,700    4,112,979
   Domtar Corp..............................................    30,917    2,704,619
   Dow Chemical Co. (The)...................................    14,000      474,320
   Friedman Industries, Inc.................................    16,953      198,181
  *Georgia Gulf Corp........................................    26,423      936,695
 #*Golden Minerals Co.......................................     9,136       68,246
  *Graphic Packaging Holding Co.............................   126,400      676,240
   H.B. Fuller Co...........................................    20,707      681,260
   Haynes International, Inc................................     2,766      172,515
  *Headwaters, Inc..........................................    23,663      102,697
  *Horsehead Holding Corp...................................    49,171      552,190
   Huntsman Corp............................................    44,942      636,379
  *Innospec, Inc............................................     1,550       46,856
   International Paper Co...................................   493,615   16,442,316
   Kaiser Aluminum Corp.....................................    27,181    1,428,905
  *KapStone Paper & Packaging Corp..........................    41,092      742,122
  *Kraton Performance Polymers, Inc.........................     1,727       44,902
  *Landec Corp..............................................    37,056      238,641
 #*Louisiana-Pacific Corp...................................   173,457    1,569,786
   LyondellBasell Industries N.V. Class A...................   121,873    5,091,854
  *Materion Corp............................................    17,890      442,062
   MeadWestavco Corp........................................   188,451    5,996,511
  *Mercer International, Inc................................    19,608      134,511
  *Metals USA Holdings Corp.................................     1,296       19,544
   Minerals Technologies, Inc...............................    17,140    1,150,094
  *Mod-Pac Corp.............................................     1,501       10,372
   Myers Industries, Inc....................................    65,520    1,083,046

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CONTINUED

                                                              SHARES      VALUE+
                                                             --------- ------------
Materials -- (Continued)
   Neenah Paper, Inc........................................    14,705 $    419,975
   Noranda Aluminum Holding Corp............................     2,907       30,872
  *Northern Technologies International Corp.................     3,035       38,848
   Nucor Corp...............................................    89,274    3,500,434
   Olin Corp................................................    45,661      957,055
   Olympic Steel, Inc.......................................    10,414      220,048
  *OM Group, Inc............................................    42,299    1,020,252
   P.H. Glatfelter Co.......................................    54,200      844,436
  *Penford Corp.............................................    26,922      223,453
  #Reliance Steel & Aluminum Co.............................    94,901    5,304,017
   Rock-Tenn Co. Class A....................................    26,305    1,639,591
  *RTI International Metals, Inc............................    50,032    1,228,286
   Schnitzer Steel Industries, Inc. Class A.................    21,397      853,098
   Sealed Air Corp..........................................    45,299      868,835
  *Spartech Corp............................................    30,589      149,274
   Steel Dynamics, Inc......................................    94,919    1,212,116
 #*Stillwater Mining Co.....................................     8,752       93,909
 #*SunCoke Energy, Inc......................................    62,210      946,840
   Synalloy Corp............................................     5,144       62,088
  #Texas Industries, Inc....................................    33,762    1,134,741
   Tredegar Corp............................................    40,177      697,071
  *Universal Stainless & Alloy Products, Inc................     9,714      450,730
   Vulcan Materials Co......................................    58,246    2,493,511
   Wausau Paper Corp........................................    21,308      193,050
   Westlake Chemical Corp...................................    84,076    5,376,660
   Worthington Industries, Inc..............................    47,320      844,189
 #*Zoltek Cos., Inc.........................................    48,771      537,944
                                                                       ------------
Total Materials.............................................            106,788,107
                                                                       ------------
Other -- (0.0%)
 -*Gerber Scientific, Inc. Escrow Shares....................    47,409           --
 -*MAIR Holdings, Inc. Escrow Shares........................     1,415           --
 -*Petrocorp, Inc. Escrow Shares............................       900           54
 -*Price Communications Liquidation Trust...................    47,738           --
Total Other.................................................                     54
Telecommunication Services -- (6.2%)
   AT&T, Inc................................................ 4,065,906  133,808,966
   Atlantic Tele-Network, Inc...............................        84        2,861
  *Cbeyond, Inc.............................................     9,743       62,647
   CenturyLink, Inc.........................................   536,163   20,674,445
  #Frontier Communications Corp.............................   696,949    2,815,674
  *General Communications, Inc. Class A.....................    44,167      335,669
  *Iridium Communications, Inc..............................    24,506      215,408
 #*Leap Wireless International, Inc.........................     8,393       47,085
  *MetroPCS Communications, Inc.............................   227,572    1,661,276
  *Neutral Tandem, Inc......................................     6,833       79,399
  *ORBCOMM, Inc.............................................    44,067      143,658
  *Premiere Global Services, Inc............................     2,788       24,953
  *Primus Telecommunications Group, Inc.....................       246        4,280
   Shenandoah Telecommunications Co.........................     2,126       23,705
  *Sprint Nextel Corp....................................... 3,759,360    9,323,213
   SureWest Communications..................................    15,455      348,974
  #Telephone & Data Systems, Inc............................   154,629    3,755,938
  *United States Cellular Corp..............................    33,568    1,316,537
   USA Mobility, Inc........................................    30,823      398,233
   Verizon Communications, Inc..............................   855,430   34,542,263
                                                                       ------------
Total Telecommunication Services............................            209,585,184
                                                                       ------------

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CONTINUED

                                                               SHARES         VALUE+
                                                             ------------ --------------
Utilities -- (0.5%)
  *AES Corp.................................................      606,667 $    7,595,471
  *Calpine Corp.............................................      214,576      4,023,300
   Consolidated Water Co., Ltd..............................        6,347         45,508
 #*Dynegy, Inc..............................................       84,156         34,504
   Genie Energy, Ltd. Class B...............................        3,898         32,431
  *GenOn Energy, Inc........................................      582,007      1,239,675
  *NRG Energy, Inc..........................................      220,130      3,742,210
  #Ormat Technologies, Inc..................................       20,134        398,049
   Public Service Enterprise Group, Inc.....................       29,685        924,688
   SJW Corp.................................................        6,569        158,313
  *Synthesis Energy Systems, Inc............................        1,418          1,985
   Unitil Corp..............................................        4,716        124,785
                                                                          --------------
Total Utilities.............................................                  18,320,919
                                                                          --------------
TOTAL COMMON STOCKS.........................................               3,170,514,692
                                                                          --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds TempCash
     Portfolio--Institutional Shares........................   11,813,025     11,813,025
                                                                          --------------

                                                               SHARES/
                                                                FACE
                                                               AMOUNT
                                                             ------------
                                                                (000)
SECURITIES LENDING COLLATERAL -- (5.2%)
(S) @ DFA Short Term Investment Fund........................  174,346,139    174,346,139
   @ Repurchase Agreement, JPMorgan Securities LLC 0.21%,
     05/01/12 (Collateralized by $1,603,475 FNMA, rates
     ranging from 2.000% to 6.331%(r), maturities ranging
     from 01/01/19 to 09/01/45, valued at $1,608,446) to be
     repurchased at $1,556,774.............................. $      1,557      1,556,765
                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                 175,902,904
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,770,249,146).....................................              $3,358,230,621
                                                                          ==============

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) This item is not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (a)(3) This item is not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:    /s/ David G. Booth
       --------------------------------
       David G. Booth
       Chairman, Trustee, President and
       Co-Chief Executive Officer

Date:  July 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David G. Booth
       --------------------------------
       David G. Booth
       Principal Executive Officer
       The DFA Investment Trust Company

Date:  July 5, 2012


By:    /s/ David R. Martin
       --------------------------------
       David R. Martin
       Principal Financial Officer
       The DFA Investment Trust Company

Date:  July 5, 2012